UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA 25 INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—99.91%

AIRLINES—0.82%
Air China Ltd. Class H(a)	70,186,000	$50,935,797

		50,935,797
BANKS—40.55%
Agricultural Bank of China Ltd. Class H(b)	518,833,000	246,784,670
Bank of China Ltd. Class H	892,489,000	373,895,685
Bank of Communications Co. Ltd. Class H	269,260,200	208,251,258
China CITIC Bank Corp. Ltd. Class H	343,356,000	218,643,117
China Construction Bank Corp. Class H	695,973,320	541,868,306
China Merchants Bank Co. Ltd. Class H(a)	117,348,075	254,731,279
China Minsheng Banking Corp. Ltd. Class H(b)	177,932,500	184,635,574
Industrial and Commercial Bank of China Ltd. Class H	734,198,995	490,238,896

		2,519,048,785
BUILDING MATERIALS—2.16%
Anhui Conch Cement Co. Ltd. Class H(a)(b)	39,980,500	133,994,135

		133,994,135
COAL—8.40%
China Coal Energy Co. Class H(a)	126,332,000	145,095,952
China Shenhua Energy Co. Ltd. Class H(a)	56,476,500	250,796,355
Yanzhou Coal Mining Co. Ltd. Class H(a)	60,251,000	125,973,539

		521,865,846
INSURANCE—13.31%
China Life Insurance Co. Ltd. Class H(a)	92,873,000	251,404,466
China Pacific Insurance (Group) Co. Ltd. Class H(a)	53,372,000	174,403,687
PICC Property and Casualty Co. Ltd. Class H	113,110,000	141,865,915
Ping An Insurance (Group) Co. of China Ltd. Class H	31,032,500	259,612,549

		827,286,617
MINING—1.92%
Aluminum Corp. of China Ltd. Class H(a)(b)	121,334,000	58,964,156
Zijin Mining Group Co. Ltd. Class H(a)(b)	184,831,000	60,278,100

		119,242,256
OIL & GAS—14.74%
China Petroleum & Chemical Corp. Class H	216,188,000	232,971,116
CNOOC Ltd.	200,525,000	427,531,630
PetroChina Co. Ltd. Class H	168,606,000	255,590,417

		916,093,163
TELECOMMUNICATIONS—18.01%
China Mobile Ltd.	57,769,500	640,042,348
China Telecom Corp. Ltd. Class H(a)	435,268,000	234,529,373

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA 25 INDEX FUND

April 30, 2012

China Unicom (Hong Kong) Ltd.	137,216,000	244,088,917

		1,118,660,638

TOTAL COMMON STOCKS
(Cost: $6,649,285,388)		6,207,127,237

SHORT-TERM INVESTMENTS—4.46%

MONEY MARKET FUNDS—4.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	256,373,478	256,373,478
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	18,636,315	18,636,315
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(c)(d)	1,888,821	1,888,821

		276,898,614

TOTAL SHORT-TERM INVESTMENTS
(Cost: $276,898,614)		276,898,614

TOTAL INVESTMENTS IN SECURITIES—104.37%
(Cost: $6,926,184,002)		6,484,025,851
Other Assets, Less Liabilities—(4.37)%		(271,693,363)

NET ASSETS—100.00%		$6,212,332,488

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—99.98%

AGRICULTURE—0.21%
China Agri-Industries Holdings Ltd.	91,000	$67,097

		67,097
AIRLINES—0.54%
Air China Ltd. Class H(a)	126,000	91,441
China Eastern Airlines Corp. Ltd. Class H(a)(b)	98,000	32,719
China Southern Airlines Co. Ltd. Class H(a)	113,000	50,836

		174,996
AUTO MANUFACTURERS—2.50%
Brilliance China Automotive Holdings Ltd.(a)(b)	140,000	151,951
BYD Co. Ltd. Class H(a)(b)	31,500	83,036
Dongfeng Motor Group Co. Ltd. Class H	140,000	276,111
Great Wall Motor Co. Ltd. Class H(a)	59,500	128,545
Guangzhou Automobile Group Co. Ltd. Class H(a)	126,415	140,303
Sinotruk (Hong Kong) Ltd.	49,000	29,876

		809,822
AUTO PARTS & EQUIPMENT—0.31%
Weichai Power Co. Ltd. Class H(a)	21,400	100,824

		100,824
BANKS—29.96%
Agricultural Bank of China Ltd. Class H	1,274,000	605,982
Bank of China Ltd. Class H	4,641,000	1,944,282
Bank of Communications Co. Ltd. Class H	490,500	379,363
China CITIC Bank Corp. Ltd. Class H	616,200	392,385
China Construction Bank Corp. Class H	4,004,680	3,117,949
China Merchants Bank Co. Ltd. Class H(a)	217,148	471,370
China Minsheng Banking Corp. Ltd. Class H	318,500	330,499
Chongqing Rural Commercial Bank Co. Ltd. Class H(a)	154,000	71,265
Industrial and Commercial Bank of China Ltd. Class H	3,605,795	2,407,659

		9,720,754
BEVERAGES—0.52%
Tsingtao Brewery Co. Ltd. Class H	28,000	169,998

		169,998
BUILDING MATERIALS—1.85%
Anhui Conch Cement Co. Ltd. Class H(a)	73,500	246,334
BBMG Corp. Class H	66,500	57,433
China National Building Material Co. Ltd. Class H(a)	154,000	208,040
China Resources Cement Holdings Ltd.	112,000	88,933

		600,740
CHEMICALS—0.49%
China BlueChemical Ltd. Class H(a)	98,000	70,110
Sinofert Holdings Ltd.	112,000	24,399
Sinopec Shanghai Petrochemical Co. Ltd. Class H	126,000	43,853

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2012

Sinopec Yizheng Chemical Fibre Co. Ltd. Class H	84,000	19,274

		157,636
COAL—4.10%
China Coal Energy Co. Class H(a)	224,000	257,271
China Shenhua Energy Co. Ltd. Class H(a)	189,000	839,296
Yanzhou Coal Mining Co. Ltd. Class H(a)	112,000	234,171

		1,330,738
COMMERCIAL SERVICES—0.75%
Anhui Expressway Co. Ltd. Class H(a)	28,000	15,917
Jiangsu Expressway Co. Ltd. Class H(a)	70,000	69,028
Shenzhen Expressway Co. Ltd. Class H(a)	42,000	17,595
Shenzhen International Holdings Ltd.	717,500	49,019
Sichuan Expressway Co. Ltd. Class H(a)	56,000	22,522
Zhejiang Expressway Co. Ltd. Class H	98,000	70,489

		244,570
COMPUTERS—1.29%
Lenovo Group Ltd.	434,000	417,343

		417,343
DIVERSIFIED FINANCIAL SERVICES—0.89%
China Everbright Ltd.(b)	42,000	66,700
CITIC Securities Co. Ltd. Class H(a)(b)	31,500	66,185
COSCO Pacific Ltd.(b)	70,000	101,962
Far East Horizon Ltd.(a)	70,000	53,869

		288,716
ELECTRIC—1.18%
China Resources Power Holdings Co. Ltd.	99,600	181,797
Datang International Power Generation Co. Ltd. Class H	182,000	64,751
Huadian Power International Corp. Ltd. Class H(a)(b)	84,000	19,382
Huaneng Power International Inc. Class H(a)	196,000	116,219

		382,149
ELECTRICAL COMPONENTS & EQUIPMENT—0.53%
Dongfang Electric Corp. Ltd. Class H(a)	19,600	53,436
Harbin Electric Co. Ltd. Class H(a)	28,000	29,199
Xinjiang Goldwind Science & Technology Co. Ltd. Class H(b)	22,400	11,088
Zhuzhou CSR Times Electric Co. Ltd. Class H	28,000	79,404

		173,127
ENERGY - ALTERNATE SOURCES—0.20%
China Longyuan Power Group Corp. Ltd. Class H(a)	84,000	66,375

		66,375
ENGINEERING & CONSTRUCTION—1.89%
Beijing Capital International Airport Co. Ltd. Class H	98,000	64,047
China Communications Construction Co. Ltd. Class H(a)	245,000	246,334
China Railway Construction Corp. Ltd. Class H	119,000	94,952
China Railway Group Ltd. Class H	238,000	94,491
China State Construction International Holdings Ltd.	84,000	77,636

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2012

Metallurgical Corp. of China Ltd. Class H(b)	154,000	34,342

		611,802
ENVIRONMENTAL CONTROL—0.01%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H(a)	14,000	3,483

		3,483
FOOD—0.26%
China Foods Ltd.(b)	56,000	60,636
Lianhua Supermarket Holdings Co. Ltd. Class H	21,600	22,581

		83,217
FOREST PRODUCTS & PAPER—0.03%
Shandong Chenming Paper Holdings Ltd. Class H(a)	17,500	8,053

		8,053
GAS—0.71%
Beijing Enterprises Holdings Ltd.(b)	31,500	176,224
China Resources Gas Group Ltd.	28,000	54,428

		230,652
HEALTH CARE - PRODUCTS—0.40%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	112,000	129,501

		129,501
HOLDING COMPANIES - DIVERSIFIED—0.76%
China Merchants Holdings (International) Co. Ltd.	70,000	226,483
CITIC Resources Holdings Ltd.(a)	126,800	20,922

		247,405
INSURANCE—9.16%
China Life Insurance Co. Ltd. Class H(a)	413,000	1,117,979
China Pacific Insurance (Group) Co. Ltd. Class H(a)	96,600	315,660
China Taiping Insurance Holdings Co. Ltd.(a)	46,200	96,357
New China Life Insurance Co. Ltd. Class H(a)(b)	23,100	104,367
PICC Property and Casualty Co. Ltd. Class H	203,200	254,859
Ping An Insurance (Group) Co. of China Ltd. Class H	129,500	1,083,375

		2,972,597
IRON & STEEL—0.52%
Angang Steel Co. Ltd. Class H(a)	56,000	38,331
CITIC Pacific Ltd.(b)	63,000	103,785
Maanshan Iron & Steel Co. Ltd. Class H	98,000	27,665

		169,781
MACHINERY—1.00%
China National Materials Co. Ltd. Class H(a)	84,000	32,483
CSR Corp Ltd. Class H(a)	112,000	90,377
Shanghai Electric Group Co. Ltd. Class H(a)	168,000	84,674
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H(b)	78,500	117,177

		324,711

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2012

MINING—1.53%
Aluminum Corp. of China Ltd. Class H(a)(b)	224,000	108,856
China Molybdenum Co. Ltd. Class H(a)	56,000	21,800
Jiangxi Copper Co. Ltd. Class H	77,000	186,204
Zhaojin Mining Industry Co. Ltd. Class H	49,000	68,595
Zijin Mining Group Co. Ltd. Class H(a)	337,000	109,904

		495,359
OIL & GAS—16.04%
China Petroleum & Chemical Corp. Class H	924,000	995,732
CNOOC Ltd.	987,000	2,104,345
Kunlun Energy Co. Ltd.	182,000	320,938
PetroChina Co. Ltd. Class H	1,176,000	1,782,703

		5,203,718
OIL & GAS SERVICES—0.42%
China Oilfield Services Ltd. Class H	84,000	136,215

		136,215
PHARMACEUTICALS—0.37%
Guangzhou Pharmaceutical Co. Ltd. Class H	18,000	17,587
Sinopharm Group Co. Ltd. Class H(a)(b)	39,200	102,829

		120,416
REAL ESTATE—3.83%
Beijing North Star Co. Ltd. Class H(a)	42,000	7,796
China Overseas Land & Investment Ltd.	225,040	487,921
China Resources Land Ltd.(b)	126,000	242,653
Franshion Properties (China) Ltd.(b)	210,000	57,929
Guangzhou R&F Properties Co. Ltd. Class H	56,000	74,785
Poly (Hong Kong) Investments Ltd.(a)(b)	98,000	51,288
Shanghai Industrial Holdings Ltd.	28,000	93,661
Shenzhen Investment Ltd.(b)	154,000	35,931
Sino-Ocean Land Holdings Ltd.(b)	224,000	104,525
Yuexiu Property Co. Ltd.(b)	379,800	85,186

		1,241,675
RETAIL—1.13%
China Resources Enterprise Ltd.(b)	70,000	254,455
Shanghai Pharmaceuticals Holding Co. Ltd. Class H(a)	31,500	47,426
Wumart Stores Inc. Class H	28,000	64,751

		366,632
SHIPBUILDING—0.04%
Guangzhou Shipyard International Co. Ltd. Class H(a)	14,600	12,572

		12,572
SOFTWARE—0.11%
Travelsky Technology Ltd. Class H	63,000	35,001

		35,001
TELECOMMUNICATIONS—15.44%
China Communications Services Corp. Ltd. Class H	119,200	61,308

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2012

China Mobile Ltd.	332,500	3,683,849
China Telecom Corp. Ltd. Class H(a)	896,000	482,779
China Unicom (Hong Kong) Ltd.	392,128	697,543
ZTE Corp. Class H(a)(b)	35,032	84,986

		5,010,465
TEXTILES—0.05%
Weiqiao Textile Co. Ltd. Class H(a)	35,000	17,325

		17,325
TRANSPORTATION—0.74%
China COSCO Holdings Co. Ltd. Class H	147,000	85,270
China Shipping Container Lines Co. Ltd. Class H(a)(b)	189,000	61,638
China Shipping Development Co. Ltd. Class H(a)	70,000	45,567
Guangshen Railway Co. Ltd. Class H(a)(b)	84,000	31,184
Sinotrans Ltd. Class H	98,000	16,675

		240,334
WATER—0.22%
Guangdong Investment Ltd.	98,000	72,132

		72,132

TOTAL COMMON STOCKS
(Cost: $32,133,066)		32,437,931

SHORT-TERM INVESTMENTS—5.26%

MONEY MARKET FUNDS—5.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	1,574,083	1,574,083
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	114,423	114,423
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(c)(d)	17,880	17,880

		1,706,386

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,706,386)		1,706,386

TOTAL INVESTMENTS IN SECURITIES—105.24%
(Cost: $33,839,452)		34,144,317
Other Assets, Less Liabilities—(5.24)%		(1,700,148)

NET ASSETS—100.00%		$32,444,169

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—98.53%

AUSTRALIA—10.26%
Acrux Ltd.(a)	5,008	$20,906
AED Oil Ltd.(a)(b)	11,395	1
Alesco Corp. Ltd.	5,376	7,835
Ampella Mining Ltd.(a)	4,600	5,100
Arafura Resources Ltd.(a)	10,236	2,824
ARB Corp. Ltd.	2,428	24,114
Ardent Leisure Group	29,944	38,966
Astro Japan Property Trust	6,884	18,991
Aurora Oil and Gas Ltd.(a)	8,248	35,634
Ausdrill Ltd.	6,200	26,463
Austin Engineering Ltd.	2,828	14,779
Australian Agricultural Co. Ltd.(a)	11,456	15,325
Australian Infrastructure Fund	14,080	32,687
Australian Pharmaceutical Industries Ltd.	24,528	10,086
AWE Ltd.(a)	14,764	26,821
Bathurst Resources Ltd.(a)	18,456	12,297
Beach Energy Ltd.	42,925	62,562
Beadell Resources Ltd.(a)	18,624	13,475
Biota Holdings Ltd.(a)	13,052	11,550
Boart Longyear Group	12,684	55,328
Bradken Ltd.	4,780	36,874
Bunnings Warehouse Property Trust	11,856	23,019
Cardno Ltd.	3,560	25,943
carsales.com Ltd.(c)	4,548	27,224
Centro Retail Australia(a)	37,465	72,155
Charter Hall Retail REIT	7,196	24,796
Coal of Africa Ltd.(a)	11,048	9,834
Coalspur Mines Ltd.(a)	13,648	23,728
Cockatoo Coal Ltd.(a)	31,440	8,837
Coffey International Ltd.(a)	16,064	7,526
Cudeco Ltd.(a)	3,960	14,099
Dart Energy Ltd.(a)	14,792	4,389
David Jones Ltd.(c)	16,288	42,222
Discovery Metals Ltd.(a)(c)	11,392	20,636
DUET Group	24,756	47,679
Emeco Holdings Ltd.	27,508	29,783
Energy World Corp. Ltd.(a)	34,376	20,757
Equatorial Resources Ltd.(a)	3,796	10,788
Evolution Mining Ltd.(a)	13,436	24,478
FKP Property Group	35,332	18,575
Fleetwood Corp. Ltd.	1,856	25,370
FlexiGroup Ltd.	6,308	14,907
Flinders Mines Ltd.(a)	58,424	12,469
G.U.D Holdings Ltd.	3,864	34,112
Galaxy Resources Ltd.(a)	10,624	7,576
Geodynamics Ltd.(a)	29,648	4,475
Gindalbie Metals Ltd.(a)(c)	13,708	8,420
GrainCorp Ltd.	4,472	42,971
Gryphon Minerals Ltd.(a)(c)	9,180	9,079
Hastie Group Ltd.(a)	16,096	2,681
Hastings Diversified Utilities Fund	12,020	25,903
Hills Industries Ltd.	13,112	15,015
Imdex Ltd.	5,876	15,415
Independence Group NL	5,396	24,380
Industrea Ltd.	9,836	10,035
Infigen Energy(a)	35,628	9,087

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

Integra Mining Ltd.(a)	17,520	9,484
Intrepid Mines Ltd.(a)(c)	18,524	16,585
Investa Office Fund	19,872	56,478
Invocare Ltd.	4,932	43,181
Iress Market Technology Ltd.	3,200	22,420
Ivanhoe Australia Ltd.(a)	6,448	8,391
JB Hi-Fi Ltd.(c)	5,132	51,610
Karoon Gas Australia Ltd.(a)	4,984	33,466
Kingsgate Consolidated Ltd.	4,220	27,238
Linc Energy Ltd.(a)	10,512	12,257
Macmahon Holdings Ltd.	27,592	20,107
McMillan Shakespeare Ltd.	1,752	20,063
Medusa Mining Ltd.	3,756	22,523
Mesoblast Ltd.(a)(c)	5,340	41,972
Miclyn Express Offshore Ltd.	4,228	9,155
Mineral Deposits Ltd.(a)	1,351	8,467
Mineral Resources Ltd.	3,388	42,184
Mirabela Nickel Ltd.(a)	10,740	5,479
Monadelphous Group Ltd.	3,468	83,905
Mount Gibson Iron Ltd.	17,340	19,947
Murchison Metals Ltd.(a)	28,688	14,037
Myer Holdings Ltd.	13,716	33,556
Navitas Ltd.	6,920	28,456
Nexus Energy Ltd.(a)(c)	40,068	8,760
NRW Holdings Ltd.	9,152	38,968
OM Holdings Ltd.(a)(c)	10,952	5,530
Pacific Brands Ltd.	24,719	15,826
PanAust Ltd.(a)	14,092	47,826
Panoramic Resources Ltd.	5,212	5,887
PaperlinX Ltd.(a)	156,224	16,101
Perseus Mining Ltd.(a)	10,664	28,865
Pharmaxis Ltd.(a)	11,168	15,463
Premier Investments Ltd.	5,496	30,725
Primary Health Care Ltd.	12,992	38,277
Qube Logistics Holdings Ltd.	15,128	24,962
Ramelius Resources Ltd.(a)	10,432	8,362
REA Group Ltd.	1,064	15,463
Regis Resources Ltd.(a)	12,024	52,824
Resolute Mining Ltd.(a)(c)	16,592	29,019
Rex Minerals Ltd.(a)	4,816	5,415
Roc Oil Co. Ltd.(a)	20,740	8,637
SAI Global Ltd.	5,416	29,488
Sandfire Resources NL(a)	2,492	20,080
Saracen Mineral Holdings Ltd.(a)(c)	19,316	11,663
Seek Ltd.	8,628	64,312
Senex Energy Ltd.(a)	20,940	24,743
Seven Group Holdings Ltd.	2,764	29,177
Sigma Pharmaceuticals Ltd.	29,224	20,232
Silex Systems Ltd.(a)	5,912	22,772
Silver Lake Resources Ltd.(a)	5,884	19,724
Skilled Group Ltd.	10,124	25,822
Spark Infrastructure Group(d)	29,248	44,150
Spotless Group Ltd.	6,428	17,131
St Barbara Ltd.(a)	9,076	21,637
Starpharma Holdings Ltd.(a)	7,440	14,368
Sundance Resources Ltd.(a)	60,352	29,530
Sunland Group Ltd.(a)	12,540	9,987
Super Retail Group Ltd.	3,492	28,138
Tiger Resources Ltd.(a)	22,364	7,916
TPG Telecom Ltd.	7,276	13,748
Transfield Services Ltd.	13,560	32,186
Transpacific Industries Group Ltd.(a)	33,639	29,767
Troy Resources Ltd.	2,620	12,165

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

UGL Ltd.	4,624	62,965
Virgin Australia Holdings Ltd.(a)	76,620	31,906
Virgin Australia Holdings Ltd. New(a)	95,775	499
Watpac Ltd.	5,660	5,421
Western Areas NL	4,864	25,521
White Energy Co. Ltd.(a)	15,680	6,856

		2,880,756
AUSTRIA—0.70%
Atrium European Real Estate Ltd.	5,952	28,990
BWT AG	772	13,539
Oesterreichische Post AG	284	10,074
Palfinger AG	964	23,502
RHI AG	1,108	29,168
Schoeller-Bleckmann Oilfield Equipment AG	428	38,079
Semperit AG Holding	288	12,390
Wienerberger AG	3,008	35,023
Zumtobel AG	332	4,570

		195,335
BELGIUM—1.63%
Ackermans & van Haaren NV	932	79,885
Agfa-Gevaert NV(a)	6,504	14,204
Barco NV	280	18,637
Befimmo SCA	584	35,494
Cofinimmo SA	472	57,005
Compagnie Maritime Belge SA	612	14,264
EVS Broadcast Equipment SA	400	20,044
Ion Beam Applications SA	1,288	8,439
Nyrstar NV(a)	3,268	26,774
Rezidor Hotel Group AB(a)	4,044	15,939
RHJ International SA(a)	6,536	34,257
SA D’Ieteren NV	912	40,220
Sofina SA(a)	388	31,141
Tessenderlo Chemie NV	568	17,990
ThromboGenics NV(a)	1,160	36,525
Van de Velde NV	152	7,403

		458,221
DENMARK—1.44%
ALK-Abello A/S	320	23,087
Alm. Brand A/S(a)	6,512	13,092
Bang & Olufsen A/S Class B(a)	928	11,310
Genmab A/S(a)	1,584	12,626
GN Store Nord A/S	6,520	73,082
Jyske Bank A/S Registered(a)	1,876	58,744
NKT Holding A/S	664	32,358
Pandora A/S	1,304	13,770
SimCorp A/S	176	31,314
Sydbank A/S(a)	2,392	41,579
Topdanmark A/S(a)	540	92,521

		403,483
FINLAND—2.04%
Amer Sports OYJ Class A	2,980	42,400
Cargotec Corp. Class B	1,028	35,321
Citycon OYJ	4,332	14,334
Elisa OYJ	3,140	70,817
Huhtamaki OYJ	2,924	46,363

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

Konecranes OYJ(c)	1,488	45,297
M-real OYJ Class B(a)	6,152	16,855
Orion OYJ Class B	1,700	34,673
Outotec OYJ	1,036	55,671
Pohjola Bank PLC Class A	2,456	26,428
Ramirent OYJ	2,760	26,009
Sponda OYJ	6,408	25,698
Talvivaara Mining Co. PLC(a)	1,988	5,895
Tieto OYJ	1,656	29,173
Uponor OYJ	2,208	28,844
YIT OYJ	3,268	70,201

		573,979
FRANCE—3.22%
Altran Technologies SA(a)	3,620	21,335
BOURBON SA	1,532	44,812
CFAO SA	1,008	43,466
Compagnie Plastic Omnium SA	1,208	31,593
Derichebourg	4,428	13,140
Etablissements Maurel et Prom	2,544	42,325
Eurofins Scientific SA	172	20,320
Guerbet	80	7,253
Havas SA	10,188	57,713
IMS International Metal Service(a)	1,120	15,506
Ingenico SA	492	25,878
Ipsos SA	997	32,356
Laurent-Perrier Group	128	12,916
M6-Metropole Television	2,056	31,566
Maurel & Prom Nigeria(a)	2,544	7,071
Medica SA	960	14,841
Mercialys	916	18,301
Mersen	484	16,028
Neopost SA	880	50,590
Nexans SA	728	36,388
Nexity	760	21,667
Orpea SA	925	31,029
Remy Cointreau SA	416	46,355
Rubis SA	632	34,367
SA des Ciments Vicat	324	18,628
Saft Groupe SA	1,110	30,617
Sechilienne-Sidec	1,084	16,535
Societe de la Tour Eiffel	308	16,041
Societe Immobiliere de Location pour l’Industrie et le Commerce	456	48,114
Soitec SA(a)(c)	3,368	14,220
Technicolor SA Registered(a)(c)	3,203	6,779
Teleperformance SA	1,640	44,085
Ubisoft Entertainment SA(a)	2,184	15,028
Virbac SA	100	16,816

		903,679
GERMANY—5.79%
Aareal Bank AG(a)	1,804	34,801
Air Berlin PLC(a)	3,156	8,500
AIXTRON AG(c)	2,668	48,855
Alstria Office REIT AG	1,940	20,670
Aurubis AG	1,008	55,934
Bauer AG	568	14,013
BayWa AG Registered(c)	988	36,033
centrotherm photovoltaics AG	320	3,320
Delticom AG	152	14,761
Demag Cranes AG	156	10,596

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

Deutsche EuroShop AG	1,128	41,034
Deutsche Wohnen AG Bearer	2,506	36,833
DEUTZ AG(a)	4,724	33,507
DIC Asset AG	2,077	19,339
Douglas Holding AG	1,284	58,971
ElringKlinger AG	1,388	40,186
Freenet AG	2,764	48,033
Fuchs Petrolub AG	1,268	70,739
GAGFAH SA(a)	2,472	22,154
Gerry Weber International AG	780	33,118
Gildemeister AG(a)	2,060	42,179
Grenkeleasing AG	496	33,087
H&R AG(c)	684	13,765
Heidelberger Druckmaschinen AG(a)(c)	6,856	11,978
IVG Immobilien AG(a)	6,096	14,112
Jenoptik AG(a)	3,400	27,990
Kloeckner & Co. SE	1,651	22,398
Kontron AG	3,164	22,903
Krones AG	480	26,581
KUKA AG(a)	1,076	25,606
LEONI AG	1,112	57,098
MorphoSys AG(a)	524	14,304
MTU Aero Engines Holding AG	1,320	111,150
Nordex SE(a)	1,232	5,485
Pfeiffer Vacuum Technology AG	268	32,520
Praktiker Bau-und Heimwerkermaerkte Holding AG(c)	2,456	5,497
Rational AG	124	31,675
Rheinmetall AG	720	40,429
Rhoen Klinikum AG	2,352	66,151
SGL Carbon SE(a)(c)	1,396	63,782
Singulus Technologies AG(a)(c)	2,344	7,598
Sky Deutschland AG(a)(c)	12,612	32,250
Stada Arzneimittel AG	1,516	50,283
Symrise AG	3,276	94,957
Vossloh AG	376	36,672
Wincor Nixdorf AG	1,040	40,317
Wirecard AG	2,336	43,285

		1,625,449
GREECE—0.22%
Ellaktor SA	1,080	1,758
Jumbo SA(a)	780	3,789
Marfin Investment Group SA(a)	4,644	1,819
Mytilineos Holdings SA(a)	2,866	9,787
Piraeus Bank SA(a)(c)	35,550	12,233
Titan Cement Co. SA	1,740	33,739

		63,125
HONG KONG—6.41%
Ajisen (China) Holdings Ltd.	12,000	13,458
AMVIG Holdings Ltd.	48,000	26,915
Anxin-China Holdings Ltd.(a)	48,000	9,652
APAC Resources Ltd.(a)	160,000	6,806
Apollo Solar Energy Technology Holdings Ltd.(a)(c)	240,000	6,682
BaWang International (Group) Holding Ltd.(a)(c)	16,000	1,526
Boshiwa International Holding Ltd.(b)	20,000	3,248
BYD Electronic International Co. Ltd.(a)	14,000	4,223
Chigo Holding Ltd.	80,000	2,093
Chiho-Tiande Group Ltd.(a)	16,000	8,642
China Automation Group Ltd.	28,000	7,724
China Gas Holdings Ltd.	80,000	39,805

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

China Green Holdings Ltd.(c)	48,000	14,045
China High Precision Automation Group Ltd.(b)(c)	20,000	3,068
China Hongxing Sports Ltd.(a)(b)	198,000	16
China ITS Holdings Co. Ltd.(a)	36,000	5,801
China Liansu Group Holdings Ltd.	24,000	15,097
China Lilang Ltd.(c)	8,000	7,394
China Lumena New Materials Corp.(c)	72,000	13,179
China Medical System Holdings Ltd.(c)	28,800	13,290
China Mining Resources Group Ltd.(a)(b)	300,000	2,185
China Oil and Gas Group Ltd.(a)	80,000	8,044
China Precious Metal Resources Holdings Co. Ltd.(a)	88,000	15,654
China Rare Earth Holdings Ltd.(a)(c)	24,000	6,311
China Resources and Transportation Group Ltd.(a)(c)	400,000	16,757
China SCE Property Holdings Ltd.(a)	48,000	11,137
China Shanshui Cement Group Ltd.	64,000	51,891
China Shineway Pharmaceutical Group Ltd.	8,000	12,540
China Singyes Solar Technologies Holdings Ltd.(c)	16,000	7,920
China South City Holdings Ltd.	88,000	12,138
China Tontine Wines Group Ltd.(a)	72,000	8,260
China Vanadium Titano-Magnetite Mining Co. Ltd.(a)(c)	20,000	4,563
China Wireless Technologies Ltd.	48,000	7,301
China ZhengTong Auto Services Holdings Ltd.(a)	14,000	13,824
Chow Sang Sang Holdings International Ltd.	12,000	30,442
CITIC 21CN Co. Ltd.(a)	144,000	8,167
Citic Telecom International Holdings Ltd.	36,000	7,518
CP Pokphand Co. Ltd.	176,000	21,780
CST Mining Group Ltd.(a)	480,000	7,487
Daphne International Holdings Ltd.	24,000	34,278
Dejin Resources Group Co. Ltd.(a)	1,110,000	4,722
Dickson Concepts International Ltd.	24,000	13,303
Digital China Holdings Ltd.	28,000	53,129
Dongyue Group Ltd.(a)	36,000	26,961
Emperor Watch & Jewellery Ltd.	80,000	11,343
eSun Holdings Ltd.(a)	40,000	5,517
EVA Precision Industrial Holdings Ltd.	40,000	6,806
Fantasia Holdings Group Co. Ltd.	72,000	8,260
Far East Consortium International Ltd.	16,000	2,929
Fook Woo Group Holdings Ltd.(a)(b)	40,000	5,298
Fufeng Group Ltd.	24,000	9,745
G-Resources Group Ltd.(a)	420,000	27,070
Giordano International Ltd.	32,000	27,926
Global Bio-Chem Technology Group Co. Ltd.	72,000	14,200
Glorious Property Holdings Ltd.(a)	64,000	9,817
Golden Meditech Holdings Ltd.(a)(c)	96,000	11,880
Haier Electronics Group Co. Ltd.(a)	16,000	16,747
Haitian International Holdings Ltd.	16,000	18,418
Henderson Investment Ltd.	224,000	17,036
Heng Tai Consumables Group Ltd.(a)	127,500	3,435
Hengdeli Holdings Ltd.	32,000	12,828
Hi Sun Technology (China) Ltd.(a)(c)	48,000	7,363
HKC (Holdings) Ltd.	168,500	8,362
HKR International Ltd.	67,200	25,554
I.T Ltd.	16,000	8,415
Inspur International Ltd.	240,000	7,703
Interchina Holdings Co. Ltd.(a)	140,000	8,392
International Mining Machinery Holdings Ltd.	20,000	21,914
Intime Department Store Group Co. Ltd.	18,000	22,739
Jinchuan Group International Resources Co. Ltd.(a)	32,000	6,270
Ju Teng International Holdings Ltd.	24,000	5,043
Kaisa Group Holdings Ltd.(a)(c)	40,000	8,456
King Stone Energy Group Ltd.(a)(c)	90,000	6,961
Kingdee International Software Group Co. Ltd.(a)(c)	57,600	12,845
Kingsoft Corp. Ltd.	24,045	11,096

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

Lai Sun Development Co. Ltd.(a)	360,583	5,624
Lijun International Pharmaceutical Holding Co. Ltd.	60,000	13,148
Lonking Holdings Ltd.	36,000	13,086
Luk Fook Holdings International Ltd.	12,000	34,263
Man Wah Holdings Ltd.	4,800	2,500
Midland Holdings Ltd.	32,000	16,170
Mingyuan Medicare Development Co. Ltd.(a)	240,000	6,156
Minth Group Ltd.	24,000	30,411
Neo-Neon Holdings Ltd.	20,000	3,506
North Mining Shares Co. Ltd.(a)(c)	200,000	6,342
NVC Lighting Holdings Ltd.	24,000	8,724
O-Net Communications Group Ltd.(a)	24,000	6,095
Oriental Press Group Ltd.	40,000	4,486
Pacific Basin Shipping Ltd.	44,000	23,141
PCD Stores Ltd.	96,000	11,880
Peace Mark Holdings Ltd.(a)(b)	30,000	—
Ports Design Ltd.(b)	22,500	24,798
Pou Sheng International Holdings Ltd.(a)	64,000	5,940
Powerlong Real Estate Holdings Ltd.	32,000	5,486
Prosperity REIT	52,000	11,596
Real Gold Mining Ltd.(b)(c)	27,000	7,709
Real Nutriceutical Group Ltd.	8,000	2,083
Regal Hotels International Holdings Ltd.	32,000	13,323
REXLot Holdings Ltd.(c)	200,000	18,046
Road King Infrastructure Ltd.	16,000	10,415
Sa Sa International Holdings Ltd.(c)	24,000	14,942
Samling Global Ltd.	184,000	17,551
Samsonite International SA(a)	15,600	30,244
Shenguan Holdings Group Ltd.	24,000	12,993
Silver Base Group Holdings Ltd.	12,000	6,466
Singamas Container Holdings Ltd.	48,000	14,417
Sino Biopharmaceutical Ltd.	80,000	21,656
Sino Oil And Gas Holdings Ltd.(a)	300,000	7,502
Sino Prosper State Gold Resources Holdings Ltd.(a)	20,000	1,057
Sino Union Energy Investment Group Ltd.(a)	80,000	6,806
Sinolink Worldwide Holdings Ltd.(a)	144,000	11,508
Skyworth Digital Holdings Ltd.	48,000	19,676
SmarTone Telecommunications Holding Ltd.(c)	12,000	22,584
Sparkle Roll Group Ltd.(c)	80,000	7,219
SRE Group Ltd.	120,000	5,955
Stella International Holdings Ltd.	10,000	26,554
Sunlight REIT	52,000	16,757
Synear Food Holdings Ltd.	76,000	7,494
TCC International Holdings Ltd.	40,000	13,818
TCL Communication Technology Holdings Ltd.	16,000	6,394
Tianneng Power International Ltd.(a)	24,000	11,880
Titan Petrochemicals Group Ltd.(a)(b)	300,000	4
Trinity Ltd.	32,000	26,771
Truly International Holdings Ltd.	49,000	7,327
Uni-President China Holdings Ltd.(c)	28,000	25,446
United Energy Group Ltd.(a)(c)	89,000	19,388
United Laboratories International Holdings Ltd. (The)	8,000	3,228
Value Partners Group Ltd.	16,000	9,797
Varitronix International Ltd.	24,000	12,034
Vinda International Holdings Ltd.	16,000	28,503
Vitar International Holdings Ltd.(a)	80,000	7,115
Vitasoy International Holdings Ltd.	16,000	11,756
VODone Ltd.(c)	64,000	9,157
Welling Holding Ltd.	41,600	6,542
West China Cement Ltd.(c)	104,000	25,203
Xingda International Holdings Ltd.	12,000	5,228
Yingde Gases Group Co. Ltd.	26,000	30,230
Yip’s Chemical Holdings Ltd.	16,000	12,581

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

Yuexiu REIT	60,000	30,937

		1,798,992
IRELAND—1.39%
Bank of Ireland(a)	602,724	89,346
Beazley PLC	10,168	23,396
C&C Group PLC	7,768	38,956
DCC PLC	1,888	47,728
Grafton Group PLC	5,956	26,014
Greencore Group PLC	9,563	10,987
Kenmare Resources PLC(a)	51,576	42,295
Kingspan Group PLC	3,836	40,008
Paddy Power PLC	584	38,107
Smurfit Kappa Group PLC	3,816	32,112

		388,949
ISRAEL—0.63%
Allot Communications Ltd.(a)	812	19,764
EZchip Semiconductor Ltd.(a)	644	26,450
Hadera Paper Ltd.(a)	704	28,858
Internet Gold-Golden Lines Ltd.(a)	1,764	10,846
Mellanox Technologies Ltd.(a)	800	46,050
Phoenix Holdings Ltd.	8,000	19,792
Retalix Ltd.(a)	1,132	23,849

		175,609
ITALY—2.73%
ACEA SpA	1,720	9,939
Amplifon SpA	2,136	11,710
Ansaldo STS SpA	2,161	19,077
Autostrada Torino-Milano SpA	912	4,937
Azimut Holding SpA	4,088	40,147
Banca Generali SpA	920	11,245
Banca Piccolo Credito Valtellinese Scrl(a)(c)	7,680	11,517
Banca Popolare dell’Emilia Romagna Scrl(a)	6,124	37,577
Banca Popolare di Milano Scrl	77,209	37,923
Banca Popolare di Sondrio Scrl	6,980	47,023
Banco di Desio e della Brianza SpA	2,304	8,325
Beni Stabili SpA	14,372	7,970
CIR SpA	10,000	13,659
COFIDE SpA	35,228	23,709
Credito Emiliano SpA	3,576	14,625
Danieli SpA RNC	2,020	29,971
DiaSorin SpA	832	21,925
ERG SpA	1,236	9,308
Fondiaria-Sai SpA(a)	7,840	9,629
Geox SpA	2,508	8,080
Gruppo Editoriale L’Espresso SpA	7,312	9,862
Hera SpA	16,296	24,480
Impregilo SpA	10,308	40,684
Indesit Co. SpA	1,492	8,677
Industria Macchine Automatiche SpA	460	8,438
Interpump Group SpA	4,192	37,396
Iren SpA	12,244	8,099
Italcementi SpA	3,124	19,624
Juventus Football Club SpA(a)	15,076	4,833
KME Group SpA	19,320	7,876
Maire Tecnimont SpA	7,984	7,001
Piaggio & C. SpA	7,660	23,156
Prelios SpA(a)	25,550	5,394

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

Recordati SpA	1,584	11,017
SAES Getters SpA	1,004	10,392
SAES Getters SpA RNC	1,480	9,843
Safilo Group SpA(a)	880	5,775
Societa Cattolica di Assicurazioni Scrl	1,780	33,383
Societa Iniziative Autostradali e Servizi SpA	1,820	11,394
Sorin SpA(a)	15,104	28,327
Tod’s SpA	252	29,017
Yoox SpA(a)	1,372	19,612
Zignago Vetro SpA	3,512	24,497

		767,073
JAPAN—20.51%
Accordia Golf Co. Ltd.	36	27,729
Adeka Corp.	6,400	58,994
Advan Co. Ltd.	1,200	11,392
Aeon Delight Co. Ltd.	800	18,626
AIFUL Corp.(a)	4,200	9,205
Akebono Brake Industry Co. Ltd.	6,800	34,492
Amano Corp.	5,600	50,428
Anritsu Corp.	4,000	52,602
AS ONE Corp.	800	17,614
Asahi Diamond Industrial Co. Ltd.	1,600	17,835
Asahi Organic Chemicals Industry Co. Ltd.	8,000	20,640
Asunaro Aoki Construction Co. Ltd.	2,000	11,748
Bank of Okinawa Ltd. (The)	1,200	50,272
Best Denki Co. Ltd.(a)	4,000	9,719
Calbee Inc.	400	24,272
Central Glass Co. Ltd.	4,000	16,432
Chuetsu Pulp & Paper Co. Ltd.	8,000	16,732
CMK Corp.(a)	2,400	12,474
Colowide Co. Ltd.	4,000	29,407
Dai Nippon Toryo Co. Ltd.	12,000	13,226
Daibiru Corp.	3,600	28,450
Daiei Inc. (The)(a)	5,000	16,532
Daifuku Co. Ltd.	4,000	21,492
Daihen Corp.	8,000	26,852
Daikokutenbussan Co. Ltd.	400	11,071
Daio Paper Corp.	4,000	22,243
Daiseki Co. Ltd.	1,200	20,770
Daisyo Corp.	1,600	20,720
Daiwabo Holdings Co. Ltd.	8,000	17,033
Denyo Co. Ltd.	1,200	15,540
Doutor Nichires Holdings Co. Ltd.	3,600	49,010
Duskin Co. Ltd.	3,200	62,000
eAccess Ltd.	76	15,296
EDION Corp.	3,200	20,119
Eighteenth Bank Ltd. (The)	8,000	22,544
Eiken Chemical Co. Ltd.	1,200	16,532
ESPEC Corp.	3,200	29,297
Foster Electric Co. Ltd.	1,200	18,050
FP Corp.	800	51,700
Fuji Kyuko Co. Ltd.	4,000	25,149
Fuji Oil Co. Ltd.	2,400	32,703
Fuji Soft Inc.	2,000	35,419
Fujita Kanko Inc.	4,000	15,079
Fujitsu Frontech Ltd.	800	5,140
Furukawa Co. Ltd.(a)	24,000	22,844
Furuno Electric Co. Ltd.	3,600	17,945
Futaba Industrial Co. Ltd.(a)	3,200	17,273
Fuyo General Lease Co. Ltd.	1,600	52,221
Gecoss Corp.	1,200	6,102

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

Geo Holdings Corp.	28	33,946
GMO Internet Inc.	2,800	15,044
Goldcrest Co. Ltd.	1,160	19,976
Gun-Ei Chemical Industry Co. Ltd.	4,000	10,420
Hanwa Co. Ltd.	12,000	50,498
Heiwa Real Estate Co. Ltd.	14,000	35,594
Hioki E.E. Corp.	800	14,779
Hitachi Kokusai Electric Inc.	4,000	37,773
Hitachi Tool Engineering Ltd.	1,200	12,053
Hitachi Zosen Corp.	28,000	37,873
Hogy Medical Co. Ltd.	800	36,871
Hokkan Holdings Ltd.	4,000	12,474
Hokuetsu Kishu Paper Co. Ltd.	6,000	38,475
Honeys Co. Ltd.	1,160	21,879
HORIBA Ltd.	1,600	56,530
Hosiden Corp.	3,600	24,077
Ichibanya Co. Ltd.	800	25,519
Inaba Denki Sangyo Co. Ltd.	2,000	59,140
Inaba Seisakusho Co. Ltd.	1,200	16,262
Iseki & Co. Ltd.	8,000	19,137
Ishihara Sangyo Kaisha Ltd.(a)	16,000	15,430
Japan Airport Terminal Co. Ltd.	3,200	43,925
Japan Digital Laboratory Co. Ltd.	2,400	26,121
Japan Securities Finance Co. Ltd.	5,200	27,223
Japan Transcity Corp.	8,000	27,654
Joshin Denki Co. Ltd.	4,000	39,076
Juki Corp.	8,000	15,730
JVC Kenwood Corp.	3,600	15,420
Kadokawa Group Holdings Inc.(c)	1,200	34,642
Kanematsu Corp.(a)	28,000	33,665
Keiyo Co. Ltd.(c)	4,000	25,149
Kenedix Inc.(a)	160	29,036
Kinugawa Rubber Industrial Co. Ltd.	4,000	29,657
Kisoji Co. Ltd.	2,400	47,282
Kiyo Holdings Inc.	36,000	51,850
Komori Corp.	3,200	28,054
Kourakuen Corp.	1,600	24,648
Kureha Corp.	12,000	57,411
Kyoei Steel Ltd.	800	15,139
Kyoritsu Maintenance Co. Ltd.	1,200	26,481
Kyowa Exeo Corp.	4,000	36,521
Leopalace21 Corp.(a)	3,200	10,019
Maezawa Kasei Industries Co. Ltd.	800	9,448
Makino Milling Machine Co. Ltd.	4,000	29,156
Mars Engineering Corp.	800	18,215
Maruha Nichiro Holdings Inc.	16,000	27,854
Marusan Securities Co. Ltd.	6,000	23,220
Matsuya Co. Ltd.(a)	1,600	14,388
Matsuya Foods Co. Ltd.	1,600	31,281
Megachips Corp.(a)	1,200	26,632
MEGMILK SNOW BRAND Co. Ltd.	1,600	29,056
Meidensha Corp.(c)	8,000	28,656
Meitec Corp.	2,400	49,476
Mikuni Coca-Cola Bottling Co. Ltd.	3,600	31,967
Mitsubishi Paper Mills Ltd.(a)(c)	32,000	30,058
Mitsubishi Steel Manufacturing Co. Ltd.	8,000	25,449
Mitsuuroko Holdings Co. Ltd.	2,400	16,171
Miura Co. Ltd.	1,200	31,155
Mr Max Corp.	2,000	8,592
Nachi-Fujikoshi Corp.	8,000	40,278
Nagaileben Co. Ltd.	1,600	24,648
Net One Systems Co. Ltd.	2,400	32,944
Nice Holdings Inc.	4,000	11,673

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

Nichi-Iko Pharmaceutical Co. Ltd.	1,200	25,008
Nichicon Corp.	1,600	19,378
Nifco Inc.	2,400	64,745
Nihon Dempa Kogyo Co. Ltd.	1,200	16,682
Nihon Kohden Corp.	2,000	58,689
Nihon Unisys Ltd.	3,600	27,143
Nikkiso Co. Ltd.	4,000	42,232
Nippon Carbon Co. Ltd.	8,000	21,842
Nippon Chemi-Con Corp.(a)	4,000	15,230
Nippon Chemiphar Co. Ltd.	4,000	21,391
Nippon Coke & Engineering Co. Ltd.	12,000	17,283
Nippon Denko Co. Ltd.	4,000	16,833
Nippon Gas Co. Ltd.	1,200	19,147
Nippon Parking Development Co. Ltd.	376	20,414
Nippon Suisan Kaisha Ltd.	8,400	27,458
Nippon Yakin Kogyo Co. Ltd.(a)	4,000	6,362
Nishio Rent All Co. Ltd.	800	11,222
Nissin Kogyo Co. Ltd.	2,400	39,136
Nitto Boseki Co. Ltd.(a)	8,000	30,659
NOF Corp.	12,000	60,417
Noritsu Koki Co. Ltd.	3,200	16,833
Noritz Corp.	2,400	42,713
Oenon Holdings Inc.	8,000	19,738
Ohashi Technica Inc.	1,200	8,522
Oita Bank Ltd. (The)	8,000	22,844
Okumura Corp.	16,000	58,714
Olympic Corp.	800	8,446
Onoken Co. Ltd.	2,800	22,934
Optex Co. Ltd.	1,200	16,908
Orient Corp.(a)	14,000	18,235
OSG Corp.	4,000	63,573
Panasonic Electric Works SUNX Co. Ltd.	3,200	16,272
Parco Co. Ltd.	4,000	39,627
Pasona Group Inc.	16	13,967
Penta-Ocean Construction Co. Ltd.	8,000	23,546
Pioneer Corp.(a)	8,800	44,747
Resorttrust Inc.	1,200	19,899
Right On Co. Ltd.	1,600	14,909
Riken Technos Corp.	4,000	12,224
Ringer Hut Co. Ltd.	2,400	32,192
Round One Corp.	2,400	15,720
Royal Holdings Co. Ltd.	4,000	47,191
Ryosan Co. Ltd.	2,000	37,923
S.T. Corp.	2,000	24,748
Sagami Chain Co. Ltd.(a)	4,000	33,866
Saibu Gas Co. Ltd.	8,000	22,443
Saizeriya Co. Ltd.	2,800	43,519
San-Ai Oil Co. Ltd.	4,000	19,488
Sanken Electric Co. Ltd.(a)	8,000	38,675
Sankyu Inc.	12,000	47,793
Sanshin Electronics Co. Ltd.	1,600	12,164
Sanyo Special Steel Co. Ltd.	4,000	18,636
SCSK Corp.	1,260	19,647
Seiko Holdings Corp.(a)	8,000	20,440
Senshukai Co. Ltd.	2,000	14,578
Shibaura Mechatronics Corp.(a)	4,000	10,470
Shikoku Chemicals Corp.	4,000	22,494
Shimojima Co. Ltd.	800	10,661
Shinwa Co. Ltd.	800	9,528
Ship Healthcare Holdings Inc.	1,200	28,315
Shoei Co. Ltd.	5,200	19,538
Showa Corp.	4,400	38,685
Sinfonia Technology Co. Ltd.	8,000	17,734

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

Star Micronics Co. Ltd.	2,000	21,316
Sumitomo Warehouse Co. Ltd. (The)	12,000	57,411
T-Gaia Corp.	12	21,071
Tadano Ltd.	8,000	59,716
Taisei Lamick Co. Ltd.	800	25,159
Takiron Co. Ltd.	4,000	14,127
Tamura Corp.	8,000	22,143
Tenma Corp.	2,400	26,932
Toa Oil Co. Ltd.	8,000	9,619
Toagosei Co. Ltd.	16,000	69,535
TOC Co. Ltd.	8,000	45,087
Toda Kogyo Corp.	4,000	26,050
Toho Bank Ltd. (The)	16,000	51,500
Toho Holdings Co. Ltd.	2,400	46,891
Toho Zinc Co. Ltd.	8,000	34,567
Tokai Tokyo Financial Holdings Inc.	12,000	43,134
Tokyo Dome Corp.(a)	8,000	26,652
Tokyo Ohka Kogyo Co. Ltd.	3,200	69,214
Tokyo Tomin Bank Ltd. (The)	1,600	18,356
TOLI Corp.	8,000	16,632
Topcon Corp.	4,800	37,272
Tosho Printing Co. Ltd.	4,000	7,815
Toyo Electric Manufacturing Co. Ltd.	4,000	14,879
Toyo Tanso Co. Ltd.	800	29,227
Toyo Wharf & Warehouse Co. Ltd.	8,000	13,927
Trans Cosmos Inc.(a)	2,800	40,118
Tsubakimoto Chain Co.	4,000	24,397
Wacom Co. Ltd.	12	28,886
Watami Co. Ltd.	1,200	25,549
Wood One Co. Ltd.	4,000	16,532
Yachiyo Bank Ltd. (The)	1,200	27,263
Yamanashi Chuo Bank Ltd. (The)	8,000	33,365
Yodogawa Steel Works Ltd.	8,000	31,962
Yomiuri Land Co. Ltd.	8,000	25,950
Zensho Holdings Co. Ltd.	3,600	44,817

		5,757,176
NETHERLANDS—2.54%
Aalberts Industries NV	3,088	59,284
Arcadis NV	1,728	40,013
ASM International NV	2,036	71,963
BinckBank NV	2,380	22,523
CSM NV CVA	2,162	30,532
Delta Lloyd NV	4,228	71,265
Eurocommercial Properties NV	1,016	35,608
Imtech NV	2,556	72,261
KAS Bank NV CVA	1,760	19,218
Koninklijke BAM Groep NV	5,880	20,857
Koninklijke Ten Cate NV	620	18,890
Koninklijke Wessanen NV	5,108	15,266
Mediq NV	2,708	35,913
Nutreco NV	956	69,466
TomTom NV(a)(c)	2,136	10,630
Unit 4 NV	796	23,215
USG People NV	2,454	23,178
Wavin NV(a)	1,868	25,923
Wereldhave NV	688	48,398

		714,403
NEW ZEALAND—1.21%
AMP NZ Office Trust	46,244	36,700

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

Fisher & Paykel Appliances Holdings Ltd.(a)	36,164	15,977
Freightways Ltd.	17,976	61,035
Goodman Property Trust	65,408	55,654
Infratil Ltd.	37,708	58,462
Mainfreight Ltd.	5,020	40,455
New Zealand Oil & Gas Ltd.	18,980	11,957
Nuplex Industries Ltd.	10,060	22,058
Tower Ltd.	28,696	38,738

		341,036
NORWAY—2.55%
Algeta ASA(a)	1,600	37,819
Atea ASA	4,292	45,705
BW Offshore Ltd.	11,494	15,952
DNO International ASA(a)	27,424	43,494
Fred Olsen Energy ASA	848	35,129
Frontline Ltd.(c)	2,772	18,316
Kongsberg Gruppen AS	952	18,364
Marine Harvest ASA	65,164	33,399
Norske Skogindustrier ASA(a)(c)	13,716	13,648
Norwegian Energy Co. ASA(a)	6,000	7,510
Norwegian Property ASA	17,288	25,653
Petroleum Geo-Services ASA(a)	4,856	73,200
Pronova Biopharma ASA(a)	10,000	12,534
Prosafe SE	8,604	67,064
Renewable Energy Corp. ASA(a)(c)	14,768	8,430
Schibsted ASA	2,068	78,809
Seawell Ltd.(a)	3,508	7,318
Songa Offshore SE(a)	2,476	8,515
Statoil Fuel & Retail ASA	2,828	25,351
TGS-NOPEC Geophysical Co. ASA	2,968	85,698
Tomra Systems ASA	6,816	53,068

		714,976
PORTUGAL—0.55%
Altri SGPS SA	12,308	17,773
Banco BPI SA(a)(c)	17,760	9,450
Banif SGPS SA Registered(a)	9,752	2,194
Mota-Engil SGPS SA	10,420	17,170
Portucel Empresa Produtore de Pasta e Papel SA	17,192	43,598
Semapa - Sociedade de Investimento e Gestao SGPS SA(a)	3,848	27,650
Sonae SGPS SA	29,544	16,032
Zon Multimedia Servicos Telecomunicacoes e Multimedia SGPS SA	6,400	21,600

		155,467
SINGAPORE—4.19%
AIMS AMP Capital Industrial REIT	20,000	19,559
ARA Asset Management Ltd.(d)	16,600	20,393
Ascott Residence Trust	24,000	21,725
Biosensors International Group Ltd.(a)	52,000	56,106
Cache Logistics Trust	36,000	30,114
Cambridge Industrial Trust	68,200	29,765
CapitaRetail China Trust	36,000	37,679
CDL Hospitality Trusts	32,000	48,880
China Fishery Group Ltd.	36,200	30,574
China XLX Fertiliser Ltd.	40,000	10,345
CitySpring Infrastructure Trust(c)	76,000	24,262
CSE Global Ltd.(a)	20,000	12,042
Ezion Holdings Ltd.	12,000	8,438
Ezra Holdings Ltd.(a)	20,000	16,326

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

First Resources Ltd.	16,000	24,311
First Ship Lease Trust	156,000	24,586
Fortune REIT	48,000	25,925
Frasers Centrepoint Trust	20,000	25,782
Frasers Commercial Trust	44,200	32,865
Gallant Venture Ltd.(a)	60,000	13,820
GMG Global Ltd.(a)	184,000	20,671
Goodpack Ltd.(c)	12,000	15,663
GuocoLeisure Ltd.	28,000	13,465
Hi-P International Ltd.(c)	12,000	8,680
Hyflux Ltd.(c)	24,500	28,415
Jurong Technologies Industrial Corp. Ltd.(a)(b)	60,000	5
K-REIT Asia	28,000	22,630
LionGold Corp. Ltd.(a)(c)	28,000	23,309
Lippo Malls Indonesia Retail Trust	68,000	22,533
Mapletree Industrial Trust	48,000	43,837
Mapletree Logistics Trust	52,600	41,662
Midas Holdings Ltd.(c)	40,000	11,800
Oceanus Group Ltd.(a)	128,000	8,173
OSIM International Ltd.	16,000	15,647
Pacific Andes Resources Development Ltd.	20,000	2,586
Parkway Life REIT	20,000	29,904
Raffles Education Corp. Ltd.(c)	44,000	14,936
Raffles Medical Group Ltd.	16,000	29,871
Sakari Resources Ltd.	20,000	31,843
SATS Ltd.	12,000	25,313
Sound Global Ltd.(c)	28,000	11,994
Starhill Global REIT	36,000	19,058
Suntec REIT	84,000	88,935
Super Group Ltd.	12,000	18,427
Swiber Holdings Ltd.(a)(c)	16,000	7,565
Tat Hong Holdings Ltd.	48,000	40,928
Tiger Airways Holdings Ltd.(a)	48,000	27,156
United Engineers Ltd.	8,000	16,229
UOB-Kay Hian Holdings Ltd.	4,000	5,544
Ying Li International Real Estate Ltd.(a)(c)	64,000	15,776

		1,176,052
SPAIN—1.81%
Abengoa SA	1,596	24,398
Almirall SA	1,248	10,704
Bolsas y Mercados Espanoles(c)	1,884	44,336
Codere SA(a)	1,420	11,277
Construcciones y Auxiliar de Ferrocarriles SA	84	44,855
Ebro Puleva SA	2,688	47,513
FAES FARMA SA	6,241	10,697
Gamesa Corporacion Tecnologica SA	6,912	18,772
Grupo Catalana Occidente SA	2,260	31,826
Grupo Empresarial ENCE SA	6,916	16,248
NH Hoteles SA(a)	6,971	22,928
Obrascon Huarte Lain SA	2,170	54,814
Papeles y Cartones de Europa SA	4,013	12,854
Prosegur Compania de Seguridad SA	708	40,425
Sacyr Vallehermoso SA(c)	4,652	8,380
Sol Melia SA	2,892	17,301
Tecnicas Reunidas SA	516	20,096
Tubacex SA(a)	1,648	4,155
Tubos Reunidos SA	312	720
Viscofan SA	1,096	49,538
Zeltia SA(a)	9,096	17,818

		509,655

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

SWEDEN—3.78%
AarhusKarlshamn AB	752	25,278
Active Biotech AB(a)	2,468	16,482
Avanza Bank Holding AB	1,664	39,847
Axfood AB	384	13,959
Axis Communications AB	1,600	40,456
BE Group AB	3,252	11,415
Betsson AB(a)	1,064	34,895
Billerud AB	4,520	43,698
Castellum AB	6,180	78,177
CDON Group AB(a)	2,712	19,967
D. Carnegie & Co. AB(a)(b)	3,396	—
Eniro AB(a)(c)	2,288	3,743
Fabege AB	4,948	41,802
Hakon Invest AB	2,460	35,821
Hoganas AB Class B	888	34,406
Hufvudstaden AB Class A	3,240	34,817
Intrum Justitia AB	1,304	19,783
JM AB	2,400	44,442
KappAhl AB(a)	6,348	6,184
Klovern AB	3,788	13,240
Kungsleden AB	5,208	31,992
Lindab International AB	3,200	26,035
Loomis AB Class B	1,528	20,625
Lundbergforetagen AB	524	16,990
Meda AB Class A	6,000	59,301
Mekonomen AB(a)	400	12,791
NCC AB Class B	2,168	42,597
Nibe Industrier AB Class B	2,148	34,025
Peab AB	5,720	29,819
Saab AB	1,196	19,923
SAS AB(a)	7,971	9,781
SkiStar AB	2,040	24,349
TradeDoubler AB(a)	1,200	4,533
Trelleborg AB Class B	7,200	82,727
Wallenstam AB Class B	2,972	29,506
Wihlborgs Fastigheter AB	4,088	56,699

		1,060,105
SWITZERLAND—3.19%
Autoneum Holding AG(a)	52	2,870
Bank Sarasin & Compagnie AG Class B Registered(a)	796	24,556
BB BIOTECH AG Registered(a)	716	59,164
Belimo Holding AG	8	15,847
Bucher Industries AG Registered	328	65,011
Dufry AG Registered(a)	369	50,046
Flughafen Zurich AG Registered	66	24,578
Forbo Holding AG Registered(a)	76	54,929
Galenica Holding AG Registered	140	95,554
Georg Fischer AG Registered(a)	96	42,545
Helvetia Holding AG Registered	204	73,046
Kaba Holding AG Class B Registered	128	50,134
Kudelski SA Bearer(a)	1,564	11,597
Kuoni Reisen Holding AG Class B Registered(a)	80	28,866
Logitech International SA Registered(a)(c)	4,496	45,918
Meyer Burger Technology AG(a)(c)	976	16,129
Mobimo Holding AG Registered(a)	144	35,062
OC Oerlikon Corp. AG Registered(a)	4,864	48,069
Panalpina Welttransport Holding AG Registered(a)	436	42,512
Petroplus Holdings AG(a)(c)	1,920	169
Rieter Holding AG Registered(a)	48	8,356

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

Schmolz + Bickenbach AG Registered(a)	680	4,637
Temenos Group AG Registered(a)	1,036	19,404
Valiant Holding Registered	320	38,852
Valora Holding AG Registered	88	18,421
Vontobel Holding AG Registered	740	18,752

		895,024
UNITED KINGDOM—21.74%
Aberdeen Asset Management PLC	22,128	101,869
Afren PLC(a)	22,184	48,452
Amlin PLC	11,948	63,987
Aquarius Platinum Ltd.	12,232	25,822
Ashtead Group PLC	16,436	66,324
AVEVA Group PLC	1,912	51,726
AZ Electronic Materials SA	5,432	28,076
Babcock International Group PLC	7,192	97,050
Balfour Beatty PLC	15,657	66,358
Barratt Developments PLC(a)	23,496	51,012
BBA Aviation PLC	9,848	31,584
Bellway PLC	3,096	39,591
Berkeley Group Holdings PLC (The)(a)	3,060	63,653
Betfair Group PLC	2,424	31,096
Bodycote PLC	5,805	40,100
Booker Group PLC	27,428	35,186
Bovis Homes Group PLC	4,536	34,059
Britvic PLC	7,584	47,069
BTG PLC(a)	7,388	45,577
Bumi PLC(a)	2,216	18,658
Cable & Wireless Communications PLC	50,072	26,824
Cable & Wireless Worldwide PLC	57,956	33,400
Cape PLC	2,768	16,963
Capital & Counties Properties PLC	12,876	41,608
Carillion PLC	12,560	59,494
Carpetright PLC(a)	1,800	17,538
Carphone Warehouse Group PLC	2,956	6,288
Catlin Group Ltd.	9,476	64,936
Centamin PLC(a)	24,816	27,644
Chemring Group PLC	6,100	32,341
Close Brothers Group PLC	4,688	56,143
COLT Group SA(a)	5,976	10,325
Cookson Group PLC	6,648	78,320
Croda International PLC	3,936	142,658
CSR PLC	4,844	18,147
Dairy Crest Group PLC	3,620	17,694
Davis Service Group PLC (The)	2,960	24,754
De La Rue PLC	2,128	33,709
Debenhams PLC	25,972	34,836
Derwent London PLC	2,772	78,413
Dialog Semiconductor PLC(a)	1,548	34,103
Dignity PLC	1,344	18,333
Domino Printing Sciences PLC	1,688	16,419
Domino’s Pizza UK & IRL PLC	2,896	20,668
DS Smith PLC	29,971	81,666
DSG International PLC(a)	88,697	25,652
Dunelm Group PLC	1,948	16,180
easyJet PLC	7,777	62,626
Electrocomponents PLC	9,468	35,008
Elementis PLC	10,976	37,090
EnQuest PLC(a)	7,652	15,743
Enterprise Inns PLC(a)	12,068	12,052
Fenner PLC	5,124	37,509
Fidessa Group PLC	904	22,753

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

Filtrona PLC	5,328	40,179
FirstGroup PLC	10,956	34,657
Galiform PLC(a)	19,052	37,744
Galliford Try PLC	3,632	38,513
Gem Diamonds Ltd.(a)	2,944	12,382
Genus PLC	1,408	32,284
Go-Ahead Group PLC (The)	1,200	22,214
Great Portland Estates PLC	6,820	39,880
Greene King PLC	6,636	55,011
Halfords Group PLC	5,760	25,731
Halma PLC	8,212	54,020
Henderson Group PLC	21,884	43,070
Heritage Oil PLC(a)	5,012	12,110
Hikma Pharmaceuticals PLC	3,912	39,894
Hiscox Ltd.	12,648	81,825
Hochschild Mining PLC	3,764	30,683
Home Retail Group PLC	14,848	25,702
Homeserve PLC	8,696	35,656
Hunting PLC	3,252	50,220
IG Group Holdings PLC	9,488	71,335
Imagination Technologies Group PLC(a)	6,724	75,067
Inchcape PLC	11,100	65,953
Informa PLC	10,956	73,761
Intermediate Capital Group PLC	11,460	47,789
International Personal Finance PLC	6,340	27,560
Interserve PLC	5,056	23,498
ITE Group PLC	4,872	17,872
Jardine Lloyd Thompson Group PLC	3,529	40,286
JD Wetherspoon PLC	5,836	38,428
JKX Oil & Gas PLC	3,076	6,843
Jupiter Fund Management PLC	7,220	26,778
Keller Group PLC	2,636	19,262
Kesa Electricals PLC	9,100	8,053
Kier Group PLC	1,440	27,265
Laird PLC	7,620	26,764
Lamprell PLC	3,196	18,061
Lancashire Holdings Ltd.	4,176	54,589
Marston’s PLC	22,764	36,060
Melrose PLC	9,352	66,379
Michael Page International PLC	8,572	57,850
Micro Focus International PLC	4,044	30,575
Millennium & Copthorne Hotels PLC	2,500	19,722
Misys PLC(a)	9,428	53,385
Mitchells & Butlers PLC(a)	10,032	42,974
Mitie Group PLC	5,772	27,341
Mondi PLC	9,152	84,933
Morgan Crucible Co. PLC (The)	8,416	44,416
N Brown Group PLC	4,572	17,016
National Express Group PLC	11,096	39,046
New World Resources PLC Class A	2,440	16,118
Ocado Group PLC(a)	9,004	18,978
Pace PLC	7,232	8,544
Paragon Group of Companies PLC	7,508	21,945
PartyGaming PLC	15,948	39,882
Pennon Group PLC	7,408	88,537
Persimmon PLC	7,536	76,912
Petropavlovsk PLC	4,292	33,231
Phoenix Group Holdings	3,856	33,061
Premier Farnell PLC	12,936	45,100
Premier Foods PLC(a)	50,337	13,283
Premier Oil PLC(a)	10,544	64,036
Provident Financial PLC	2,776	52,110
PZ Cussons PLC	1,264	6,821

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

QinetiQ Group PLC	14,284	35,489
Rathbone Brothers PLC	1,440	30,936
Redrow PLC(a)	9,592	19,158
Regus PLC	18,608	32,241
Renishaw PLC	640	15,059
Restaurant Group PLC (The)	3,740	17,060
Rightmove PLC	2,296	57,454
Rotork PLC	1,884	67,520
RPC Group PLC	4,348	26,074
RPS Group PLC	7,724	29,701
Savills PLC	3,656	21,230
SDL PLC	1,376	15,909
Senior PLC	9,896	34,228
Shaftesbury PLC	7,470	62,046
Shanks Group PLC	10,592	15,910
SIG PLC	12,663	21,653
SOCO International PLC(a)	7,472	36,400
Spectris PLC	3,164	96,900
Spirax-Sarco Engineering PLC	1,676	62,760
Spirent Communications PLC	15,848	43,749
Spirit Pub Co. PLC(a)	18,456	16,633
Sportingbet PLC	14,484	7,879
Sports Direct International PLC(a)	5,636	27,657
St James’s Place PLC	6,040	32,416
Stagecoach Group PLC	14,276	57,492
SuperGroup PLC(a)	740	4,179
TalkTalk Telecom Group PLC	10,584	21,982
Taylor Wimpey PLC	72,704	59,325
Telecity Group PLC(a)	3,184	41,725
Thomas Cook Group PLC	22,952	8,386
Travis Perkins PLC	6,412	109,327
Tullett Prebon PLC	6,960	38,822
UBM PLC	3,468	33,198
Ultra Electronics Holdings PLC	1,484	40,581
UNITE Group PLC	6,536	20,723
Victrex PLC	3,020	71,207
W.S. Atkins PLC	2,956	34,897
WH Smith PLC	3,992	34,162
Xchanging PLC(a)	5,156	8,456
Yell Group PLC(a)(c)	62,572	3,963
Yule Catto & Co. PLC	6,728	25,434

		6,104,201

TOTAL COMMON STOCKS
(Cost: $32,504,816)		27,662,745

INVESTMENT COMPANIES—0.19%

SWITZERLAND—0.19%
Schroder ImmoPLUS	20	24,657
Swisscanto CH Real Estate Fund Ifca	220	28,553

		53,210

TOTAL INVESTMENT COMPANIES
(Cost: $53,871)		53,210

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

April 30, 2012

PREFERRED STOCKS—0.52%

GERMANY—0.52%
Biotest AG	224	13,045
Draegerwerk AG & Co. KGaA	192	21,600
Fuchs Petrolub AG	820	48,839
ProSiebenSat.1 Media AG	2,432	61,738

		145,222

TOTAL PREFERRED STOCKS
(Cost: $96,032)		145,222

RIGHTS—0.00%

UNITED KINGDOM—0.00%
Redrow PLC(a)	1,798	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS—3.73%

MONEY MARKET FUNDS—3.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(e)(f)(g)	976,621	976,621
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(e)(f)(g)	70,993	70,993
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(e)(f)	205	205

		1,047,819

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,047,819)		1,047,819

TOTAL INVESTMENTS IN SECURITIES—102.97%
(Cost: $33,702,538)		28,908,996
Other Assets, Less Liabilities—(2.97)%		(834,862)

NET ASSETS—100.00%		$28,074,134

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME INDEX FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.83%

DOMESTIC EQUITY—34.74%
iShares Dow Jones Select Dividend Index Fund(a)	23,527	$1,333,746
iShares FTSE NAREIT Mortgage Plus Capped Index Fund(a)	32,235	451,290
iShares S&P U.S. Preferred Stock Index Fund(a)	33,716	1,312,901

		3,097,937
DOMESTIC FIXED INCOME—50.52%
iShares Barclays 10-20 Year Treasury Bond Fund(a)	3,433	453,259
iShares Barclays 20+ Year Treasury Bond Fund(a)	11,702	1,372,879
iShares iBoxx $ High Yield Corporate Bond Fund(a)	19,305	1,760,616
iShares iBoxx $ Investment Grade Corporate Bond Fund(a)	7,881	917,978

		4,504,732
INTERNATIONAL EQUITY—4.88%
iShares S&P Global Infrastructure Index Fund(a)	12,257	435,368

		435,368
INTERNATIONAL FIXED INCOME—9.69%
iShares J.P. Morgan USD Emerging Markets Bond Fund(a)	7,559	863,767

		863,767

TOTAL INVESTMENT COMPANIES
(Cost: $8,797,769)		8,901,804

SHORT-TERM INVESTMENTS—0.34%

MONEY MARKET FUNDS—0.34%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(b)	30,712	30,712

		30,712

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,712)		30,712

TOTAL INVESTMENTS IN SECURITIES—100.17%
(Cost: $8,828,481)		8,932,516
Other Assets, Less Liabilities—(0.17)%		(15,175)

NET ASSETS—100.00%		$8,917,341

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—98.19%

AUSTRALIA—3.17%
Alumina Ltd.	286,697	$346,220
Amcor Ltd.	58,881	460,961
AMP Ltd.	452,563	2,011,770
Asciano Group	66,483	327,373
ASX Ltd.	75,079	2,501,151
Australia and New Zealand Banking Group Ltd.	233,777	5,819,059
Bendigo and Adelaide Bank Ltd.	31,847	249,652
BHP Billiton Ltd.	315,546	11,678,141
Boral Ltd.	60,780	239,179
Brambles Ltd.	347,986	2,619,217
Campbell Brothers Ltd.	5,362	382,765
Coca-Cola Amatil Ltd.	25,225	326,943
Commonwealth Bank of Australia	114,755	6,208,630
CSL Ltd.	89,527	3,416,787
Dexus Property Group	262,617	255,627
Fortescue Metals Group Ltd.	239,797	1,407,973
Goodman Group	109,023	408,594
GPT Group	103,975	353,955
Iluka Resources Ltd.	102,771	1,818,825
Incitec Pivot Ltd.	140,638	478,764
James Hardie Industries SE	52,861	412,182
Lend Lease Group	11,984	92,946
Lynas Corp. Ltd.(a)	443,582	519,515
Macquarie Group Ltd.	59,483	1,808,822
Mirvac Group	219,385	295,766
National Australia Bank Ltd.	155,632	4,087,781
Newcrest Mining Ltd.	90,323	2,473,008
Orica Ltd.	115,975	3,244,169
Origin Energy Ltd.	105,257	1,453,001
OZ Minerals Ltd.	33,335	323,783
QBE Insurance Group Ltd.	125,591	1,809,531
QR National Ltd.	36,663	138,932
Rio Tinto Ltd.	62,555	4,320,902
Santos Ltd.	158,642	2,315,462
SP AusNet	304,701	350,516
Stockland Corp. Ltd.	109,992	354,972
Suncorp Group Ltd.	275,881	2,337,855
Telstra Corp. Ltd.	608,853	2,243,816
Transurban Group	69,115	422,359
Wesfarmers Ltd.	133,414	4,205,607
Westfield Group	194,706	1,872,935
Westfield Retail Trust	275,861	781,143
Westpac Banking Corp.	219,385	5,191,320
Woodside Petroleum Ltd.	78,708	2,861,308
Woolworths Ltd.	135,220	3,651,593
WorleyParsons Ltd.	18,004	529,491

		89,410,301
AUSTRIA—0.13%
Erste Group Bank AG	39,018	898,317
IMMOFINANZ AG(a)	75,079	263,929
OMV AG	26,460	895,665
Telekom Austria AG	42,135	462,092

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

voestalpine AG	37,814	1,223,941

		3,743,944
BELGIUM—0.32%
Ageas	283,687	516,277
Anheuser-Busch InBev NV	88,925	6,408,583
Groupe Bruxelles Lambert SA	25,954	1,800,357
KBC Groep NV	18,606	359,785

		9,085,002
BRAZIL—0.64%
BM&F Bovespa SA	60,600	342,940
BR Malls Participacoes SA	30,300	378,770
BRF - Brasil Foods SA	60,600	1,114,876
BRF - Brasil Foods SA SP ADR	74,576	1,374,436
CCR SA	30,300	236,731
Companhia de Saneamento Basico do Estado de Sao Paulo	29,600	1,169,437
Companhia Hering SA	30,300	756,580
Companhia Siderurgica Nacional SA	49,200	424,653
Companhia Siderurgica Nacional SA SP ADR	62,867	560,774
Embraer SA	30,300	262,964
Embraer SA SP ADR	42,022	1,455,642
OGX Petroleo e Gas Participacoes SA(a)	78,400	547,554
OGX Petroleo e Gas Participacoes SA SP ADR(a)	96,600	685,860
Petroleo Brasileiro SA	254,000	3,002,196
Petroleo Brasileiro SA SP ADR	82,762	1,948,217
Souza Cruz SA	30,300	474,902
Ultrapar Participacoes SA	30,300	692,599
Vale SA	111,514	2,507,785

		17,936,916
CANADA—4.28%
Agnico-Eagle Mines Ltd.	8,974	358,433
Agrium Inc.	13,188	1,161,617
Bank of Montreal	71,801	4,263,945
Bank of Nova Scotia	90,129	4,999,311
Barrick Gold Corp.	101,567	4,108,120
Baytex Energy Corp.	2,352	124,296
Bombardier Inc. Class B	69,115	292,424
Brookfield Asset Management Inc. Class A	97,955	3,232,282
Brookfield Office Properties Inc.	18,004	326,020
Cameco Corp.	75,681	1,674,565
Canadian Imperial Bank of Commerce	49,252	3,715,524
Canadian National Railway Co.	71,523	6,102,929
Canadian Natural Resources Ltd.	120,173	4,174,642
Canadian Oil Sands Ltd.	4,158	91,876
Canadian Pacific Railway Ltd.	43,232	3,345,398
Canadian Tire Corp. Ltd. Class A	4,760	332,880
Canadian Utilities Ltd. Class A	3,929	276,754
Cenovus Energy Inc.	60,794	2,206,048
Centerra Gold Inc.	2,954	38,243
Crescent Point Energy Corp.	8,171	356,962
Eldorado Gold Corp.	51,657	732,019
Enbridge Inc.	152,625	6,394,199
Encana Corp.	61,293	1,283,620
Fairfax Financial Holdings Ltd.	899	368,527
First Quantum Minerals Ltd.	48,048	997,971
Fortis Inc.	9,576	332,075
Gildan Activewear Inc.	9,576	275,760
Goldcorp Inc.	88,323	3,382,012

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

Husky Energy Inc.	57,677	1,504,465
IAMGOLD Corp.	106,380	1,319,050
Imperial Oil Ltd.	49,851	2,320,611
Inmet Mining Corp.	5,362	294,925
Ivanhoe Mines Ltd.(a)	72,791	849,517
Kinross Gold Corp.	152,849	1,369,213
Magna International Inc. Class A	14,392	630,629
Manulife Financial Corp.	135,822	1,857,336
National Bank of Canada	9,576	747,315
New Gold Inc.(a)	42,028	382,866
Nexen Inc.	91,333	1,764,813
Niko Resources Ltd.	2,954	124,445
Osisko Mining Corp.(a)	13,188	135,758
Pacific Rubiales Energy Corp.	37,212	1,067,451
Pan American Silver Corp.	6,566	127,671
Pembina Pipeline Corp.	22,109	668,674
Penn West Petroleum Ltd.	113,551	1,945,866
Potash Corp. of Saskatchewan Inc.	90,129	3,831,589
Power Corp. of Canada	90,731	2,511,760
Precision Drilling Corp.(a)	17,402	160,290
Research In Motion Ltd.(a)	54,065	773,256
Rogers Communications Inc. Class B	72,149	2,692,579
Royal Bank of Canada	108,788	6,286,459
Shaw Communications Inc. Class B	143,648	2,960,345
Silver Wheaton Corp.	43,834	1,338,158
Sino-Forest Corp. Class A(a)(b)	12,731	1
SNC-Lavalin Group Inc.	61,891	2,326,668
Sun Life Financial Inc.	64,299	1,576,316
Suncor Energy Inc.	168,876	5,577,634
Talisman Energy Inc.	162,856	2,129,763
Teck Resources Ltd. Class B	78,691	2,935,928
TELUS Corp. NVS	6,050	354,996
Thomson Reuters Corp.	34,333	1,025,872
Toronto-Dominion Bank (The)	72,125	6,095,163
Tourmaline Oil Corp.(a)	60,600	1,460,485
TransCanada Corp.	77,487	3,408,659
Valeant Pharmaceuticals International Inc.(a)	24,024	1,336,220

		120,841,198
CHILE—0.22%
Banco de Chile	597,496	93,099
Banco Santander (Chile) SA	5,469,658	432,335
Banco Santander (Chile) SA SP ADR	6,405	523,993
CorpBanca SA	8,773,729	119,162
CorpBanca SA SP ADR	28,056	564,206
Enersis SA	597,496	244,375
LAN Airlines SA	9,494	268,606
LAN Airlines SA SP ADR(c)	110,978	3,128,470
Sociedad Quimica y Minera de Chile SA Series B SP ADR	13,839	806,675

		6,180,921
CHINA—2.34%
Bank of China Ltd. Class H	7,168,000	3,002,932
Belle International Holdings Ltd.(c)	546,000	1,071,202
Bosideng International Holdings Ltd.	1,092,000	315,308
Brilliance China Automotive Holdings Ltd.(a)(c)	1,212,000	1,315,464
China Communications Construction Co. Ltd. Class H(a)	1,148,000	1,154,252
China Construction Bank Corp. Class H	5,608,260	4,366,458
China COSCO Holdings Co. Ltd. Class H(c)	1,176,000	682,156
China Dongxiang (Group) Co. Ltd.	546,000	73,900
China Gas Holdings Ltd.	756,000	376,161

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

China Life Insurance Co. Ltd. Class H(a)	1,212,000	3,280,848
China Mengniu Dairy Co. Ltd.(c)	606,000	1,874,770
China Merchants Bank Co. Ltd. Class H(a)	273,000	592,610
China Mobile Ltd.	606,000	6,714,021
China National Building Material Co. Ltd. Class H(a)	1,212,000	1,637,299
China Petroleum & Chemical Corp. Class H	2,424,000	2,612,180
China Shanshui Cement Group Ltd.	1,148,000	930,801
China Shenhua Energy Co. Ltd. Class H(a)	606,000	2,691,077
China Shipping Container Lines Co. Ltd. Class H(a)(c)	3,556,000	1,159,702
CNOOC Ltd.	2,424,000	5,168,117
Country Garden Holdings Co. Ltd.(a)	546,000	237,185
CSG Holding Co. Ltd. Class B	30,300	23,317
Dongfang Electric Corp. Ltd. Class H(a)	109,200	297,713
Dongyue Group Ltd.(a)	85,000	63,659
Evergrande Real Estate Group Ltd.(c)	546,000	316,012
Fosun International Ltd.(c)	1,477,000	883,411
GCL-Poly Energy Holdings Ltd.(c)	1,148,000	297,442
GOME Electrical Appliances Holdings Ltd.(c)	1,148,000	207,173
Great Wall Motor Co. Ltd. Class H(a)	273,000	589,795
Guangdong Investment Ltd.	1,092,000	803,754
Haier Electronics Group Co. Ltd.(a)(c)	546,000	571,496
Industrial and Commercial Bank of China Ltd. Class H	7,298,260	4,873,190
Kunlun Energy Co. Ltd.	1,212,000	2,137,238
Lee & Man Paper Manufacturing Ltd.(c)	1,148,000	538,651
Lonking Holdings Ltd.(c)	1,148,000	417,307
Parkson Retail Group Ltd.(c)	273,000	305,455
PetroChina Co. Ltd. Class H	2,424,000	3,674,550
Ping An Insurance (Group) Co. of China Ltd. Class H	327,500	2,739,809
Shimao Property Holdings Ltd.(c)	574,000	759,143
Shougang Fushan Resources Group Ltd.(c)	1,092,000	382,874
Sino-Ocean Land Holdings Ltd.	574,000	267,846
Tencent Holdings Ltd.(c)	121,200	3,808,908
Want Want China Holdings Ltd.	1,750,000	2,147,530
Zhaojin Mining Industry Co. Ltd. Class H	273,000	382,170
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H(c)	144,220	215,277

		65,960,163
COLOMBIA—0.11%
Bancolombia SA SP ADR	43,834	2,973,260

		2,973,260
CZECH REPUBLIC—0.13%
CEZ AS	42,161	1,700,121
Komercni Banka AS	11,058	2,033,524

		3,733,645
DENMARK—0.39%
Carlsberg A/S Class B	13,188	1,136,591
Danske Bank A/S(a)	113,634	1,844,856
DSV A/S	25,827	588,173
Novo Nordisk A/S Class B	46,242	6,820,439
Novozymes A/S Class B	24,024	630,034

		11,020,093
EGYPT—0.08%
Orascom Construction Industries SAE SP GDR	30,150	1,329,615
Orascom Telecom Holding SAE SP GDR(a)(d)	265,133	742,372

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

Orascom Telecom Media and Technology Holding SAE SP GDR(d)	237,142	267,971

		2,339,958
FINLAND—0.30%
Fortum OYJ	72,727	1,564,189
Metso OYJ	46,844	2,008,812
Nokia OYJ	243,409	874,353
Sampo OYJ Class A	85,313	2,269,611
UPM-Kymmene OYJ	133,414	1,707,529

		8,424,494
FRANCE—3.17%
Accor SA	40,824	1,409,980
Alcatel-Lucent(a)(c)	393,679	606,506
ALSTOM	26,429	943,763
ArcelorMittal	74,167	1,282,509
Arkema SA	4,158	368,227
AXA(a)	123,785	1,753,041
BNP Paribas SA	83,507	3,354,454
Bouygues SA	40,234	1,092,725
Cap Gemini SA	43,834	1,710,906
Carrefour SA	52,861	1,061,706
Compagnie de Saint-Gobain	51,668	2,164,048
Compagnie Generale de Geophysique-Veritas(a)	49,851	1,419,236
Compagnie Generale des Etablissements Michelin Class B	34,255	2,557,981
Credit Agricole SA	134,618	691,848
Danone SA	55,915	3,933,434
Edenred SA	40,439	1,291,511
Essilor International SA	40,222	3,542,311
European Aeronautic Defence and Space Co. NV	15,596	615,650
France Telecom SA	163,458	2,235,923
GDF Suez	85,925	1,977,695
Groupe Eurotunnel SA Registered	15,043	126,569
L’Air Liquide SA	24,838	3,194,398
L’Oreal SA	24,024	2,890,025
Lafarge SA	21,682	845,276
LVMH Moet Hennessy Louis Vuitton SA	28,235	4,676,909
Pernod Ricard SA	33,099	3,434,999
PPR SA	16,198	2,708,800
PSA Peugeot Citroen SA	59,579	715,222
Renault SA	37,212	1,690,572
Sanofi	90,129	6,878,273
Schneider Electric SA(a)	52,861	3,247,037
SES SA Class A FDR	98,557	2,359,752
Societe Generale	49,985	1,181,575
Suez Environnement SA	33,670	474,828
Technip SA	27,633	3,124,487
Total SA	195,308	9,324,089
Unibail-Rodamco SE	11,984	2,239,632
Vallourec SA	27,633	1,661,541
Veolia Environnement	37,814	553,789
Vinci SA	44,436	2,058,464
Vivendi SA	107,584	1,988,515
Wendel	1,750	130,912

		89,519,118
GERMANY—2.93%
Adidas AG	51,657	4,307,348
Allianz SE Registered	42,630	4,749,682
BASF SE	69,115	5,688,963

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

Bayer AG Registered	70,319	4,952,291
Bayerische Motoren Werke AG	54,065	5,138,559
Commerzbank AG(a)(c)	274,898	594,880
Continental AG	4,760	461,293
Daimler AG Registered	96,149	5,314,929
Deutsche Bank AG Registered	78,298	3,406,361
Deutsche Boerse AG	21,304	1,337,379
Deutsche Post AG Registered	105,176	1,962,800
Deutsche Telekom AG Registered	230,770	2,601,395
E.ON AG	149,615	3,389,162
Fresenius Medical Care AG & Co. KGaA	44,436	3,154,155
GEA Group AG	8,974	296,107
HeidelbergCement AG	17,402	956,651
Henkel AG & Co. KGaA	7,262	444,441
Infineon Technologies AG	105,778	1,052,958
K+S AG Registered	36,061	1,801,990
Kabel Deutschland Holding AG(a)	5,964	375,738
LANXESS AG	8,372	666,508
Linde AG	24,024	4,111,346
MAN SE	21,616	2,730,524
Merck KGaA	19,208	2,110,088
METRO AG	33,051	1,066,276
Muenchener Rueckversicherungs-Gesellschaft AG Registered	20,412	2,962,337
RWE AG	42,918	1,844,713
SAP AG	91,333	6,055,068
Siemens AG Registered	83,507	7,733,480
ThyssenKrupp AG	60,085	1,423,506

		82,690,928
GREECE—0.01%
National Bank of Greece SA SP ADR(a)	82,631	188,399

		188,399
HONG KONG—1.31%
AIA Group Ltd.	711,200	2,530,259
Bank of East Asia Ltd. (The)	109,200	407,507
Cheung Kong (Holdings) Ltd.	303,500	4,037,408
Galaxy Entertainment Group Ltd.(a)	606,000	1,894,299
Hang Lung Properties Ltd.	606,000	2,241,913
Hang Seng Bank Ltd.	114,800	1,577,478
Henderson Land Development Co. Ltd.	606,000	3,452,702
Hong Kong and China Gas Co. Ltd. (The)	1,338,544	3,423,249
Hong Kong Exchanges and Clearing Ltd.	60,600	969,413
Hutchison Whampoa Ltd.	606,000	5,831,317
Li & Fung Ltd.	1,212,000	2,593,432
New World Development Co. Ltd.	546,000	680,587
Swire Pacific Ltd. Class A(c)	303,000	3,579,640
Wharf (Holdings) Ltd. (The)	641,200	3,826,826

		37,046,030
HUNGARY—0.08%
OTP Bank Nyrt	58,881	1,037,640
Richter Gedeon Nyrt	7,808	1,353,767

		2,391,407
INDIA—0.76%
Axis Bank Ltd. SP GDR(d)	46,848	981,934
Dr. Reddy’s Laboratories Ltd. SP ADR	28,981	980,427
HDFC Bank Ltd. SP ADR	139,095	4,775,131

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

ICICI Bank Ltd. SP ADR	91,658	3,106,290
Infosys Ltd. SP ADR(c)	73,024	3,457,686
Larsen & Toubro Ltd. SP GDR(d)	33,662	787,018
Reliance Industries Ltd. SP GDR(e)	92,543	2,611,564
Sterlite Industries (India) Ltd. SP ADR	90,731	743,087
Tata Motors Ltd. SP ADR(c)	87,119	2,591,790
Wipro Ltd. SP ADR(c)	162,426	1,569,035

		21,603,962
INDONESIA—0.45%
PT Aneka Tambang (Persero) Tbk	2,079,000	389,084
PT Astra International Tbk	303,000	2,340,787
PT Bank Central Asia Tbk	4,186,000	3,643,762
PT Bank Danamon Indonesia Tbk	663,410	404,232
PT Bank Mandiri (Persero) Tbk	642,957	517,696
PT Bank Negara Indonesia (Persero) Tbk	1,003,088	439,305
PT Bank Rakyat Indonesia (Persero) Tbk	574,000	415,331
PT Bumi Resources Tbk	2,982,000	657,043
PT Charoen Pokphand Indonesia Tbk	1,385,945	414,705
PT Indocement Tunggal Prakarsa Tbk	273,000	536,168
PT Indofood Sukses Makmur Tbk	875,000	461,754
PT Kalbe Farma Tbk	574,000	251,385
PT Perusahaan Gas Negara (Persero) Tbk	875,000	318,943
PT Semen Gresik (Persero) Tbk	273,000	360,911
PT Telekomunikasi Indonesia Tbk	273,000	252,489
PT United Tractors Tbk	323,606	1,042,243
PT Vale Indonesia Tbk	574,000	193,613

		12,639,451
IRELAND—0.10%
CRH PLC	46,844	949,535
Elan Corp. PLC(a)	115,959	1,603,840
Kerry Group PLC Class A	8,974	410,191

		2,963,566
ISRAEL—0.24%
Israel Chemicals Ltd.	132,891	1,521,805
Teva Pharmaceutical Industries Ltd.	115,357	5,211,871

		6,733,676
ITALY—0.80%
Assicurazioni Generali SpA	69,894	951,909
Atlantia SpA	82,162	1,245,136
Banco Popolare SpA	195,529	290,365
Enel SpA	504,943	1,657,427
Eni SpA	248,827	5,522,946
Fiat Industrial SpA	29,575	335,464
Fiat SpA(a)	79,895	385,758
Finmeccanica SpA	164,916	708,519
Intesa Sanpaolo SpA	426,602	645,371
Mediobanca SpA	225,954	1,103,536
Saipem SpA	63,697	3,146,305
Snam SpA	506,772	2,410,632
Telecom Italia SpA(a)	1,172,169	1,331,897
Telecom Italia SpA RNC(a)	910,600	855,709
UniCredit SpA	309,975	1,233,264
Unione di Banche Italiane ScpA	215,773	801,355

		22,625,593

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

JAPAN—7.81%
AEON Co. Ltd.	181,800	2,377,096
AEON Credit Service Co. Ltd.(c)	181,800	3,187,676
Aisin Seiki Co. Ltd.	60,600	2,158,512
Asahi Group Holdings Ltd.	121,200	2,736,848
ASICS Corp.	54,600	592,876
Astellas Pharma Inc.	60,600	2,462,859
Bank of Yokohama Ltd. (The)	606,000	2,952,395
Bridgestone Corp.	122,600	2,925,080
Canon Inc.	121,200	5,570,844
Casio Computer Co. Ltd.(a)(c)	54,600	365,846
Chubu Electric Power Co. Inc.	121,200	1,985,467
Chugoku Electric Power Co. Inc. (The)	60,600	1,042,067
Dai-ichi Life Insurance Co. Ltd. (The)	546	692,031
Daiichi Sankyo Co. Ltd.	121,200	2,085,651
Daikin Industries Ltd.	60,600	1,612,053
Dena Co. Ltd.	60,600	1,899,703
Denso Corp.	121,200	3,960,308
East Japan Railway Co.	60,600	3,779,673
Eisai Co. Ltd.	60,600	2,367,988
FUJIFILM Holdings Corp.	60,600	1,295,563
Fujitsu Ltd.	606,000	2,959,985
Gree Inc.(c)	60,600	1,632,546
Hitachi Ltd.	606,000	3,885,929
Honda Motor Co. Ltd.	121,200	4,395,957
Hoya Corp.	121,200	2,793,011
ITOCHU Corp.	54,600	619,545
Japan Prime Realty Investment Corp.	606	1,744,873
Japan Tobacco Inc.	606	3,366,034
JFE Holdings Inc.	60,600	1,146,804
JTEKT Corp.	54,600	603,817
JX Holdings Inc.	355,680	2,017,948
Kansai Electric Power Co. Inc. (The)	181,800	2,636,664
Kao Corp.	60,600	1,629,510
Kintetsu Corp.(c)	606,000	2,140,297
Kobe Steel Ltd.	1,212,000	1,745,632
Komatsu Ltd.	181,800	5,271,050
Kyocera Corp.	60,600	5,965,508
Marubeni Corp.	606,000	4,235,055
Mitsubishi Chemical Holdings Corp.	606,000	3,202,856
Mitsubishi Corp.	121,200	2,645,771
Mitsubishi Heavy Industries Ltd.	606,000	2,762,653
Mitsubishi Motors Corp.(a)	1,148,000	1,294,007
Mitsubishi UFJ Financial Group Inc.	1,258,600	6,100,297
Mitsubishi UFJ Lease & Finance Co. Ltd.	47,600	1,985,196
Mitsui & Co. Ltd.	121,200	1,903,498
Mizuho Financial Group Inc.	1,680,200	2,672,495
Murata Manufacturing Co. Ltd.	60,600	3,487,469
Namco Bandai Holdings Inc.	54,600	785,031
NEC Corp.(a)	592,000	1,075,083
Nippon Steel Corp.	606,000	1,525,531
Nippon Telegraph and Telephone Corp.	61,300	2,783,048
Nishi-Nippon City Bank Ltd. (The)	606,000	1,601,428
Nissan Motor Co. Ltd.	355,600	3,723,234
Nitto Denko Corp.	60,600	2,512,192
Nomura Holdings Inc.	415,800	1,718,505
NTT DoCoMo Inc.	1,750	2,985,159
NTT Urban Development Corp.	546	421,920
ORIX Corp.	23,520	2,262,303
Panasonic Corp.	114,800	894,303
Rakuten Inc.	546	608,604
Resona Holdings Inc.	175,000	747,386

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

SBI Holdings Inc.	8,372	681,545
Secom Co. Ltd.	60,600	2,884,088
Seven & I Holdings Co. Ltd.	121,200	3,677,971
Shin-Etsu Chemical Co. Ltd.	60,600	3,521,623
SoftBank Corp.	121,200	3,636,987
Sojitz Corp.	175,000	295,886
Sony Corp.	121,200	1,997,610
Sumitomo Chemical Co. Ltd.	606,000	2,512,192
Sumitomo Corp.	235,200	3,358,106
Sumitomo Electric Industries Ltd.	235,200	3,207,875
Sumitomo Metal Industries Ltd.	1,212,000	2,201,014
Sumitomo Mitsui Financial Group Inc.	121,200	3,922,360
Sumitomo Mitsui Trust Holdings Inc.	909,080	2,686,992
Suzuki Motor Corp.	121,200	2,879,534
T&D Holdings Inc.	114,800	1,246,560
Takeda Pharmaceutical Co. Ltd.	60,600	2,645,012
TDK Corp.	60,600	3,202,856
Terumo Corp.	60,600	2,789,217
Tokio Marine Holdings Inc.	121,200	3,125,441
Tokyo Electric Power Co. Inc. (The)(a)	114,800	287,557
Tokyo Electron Ltd.	60,600	3,381,214
Toray Industries Inc.	606,000	4,682,848
Toshiba Corp.	606,000	2,497,013
Toyota Motor Corp.	303,000	12,541,988
USS Co. Ltd.	5,460	555,950
Yamada Denki Co. Ltd.	23,520	1,531,768

		220,489,877
MALAYSIA—0.23%
AirAsia Bhd	115,000	126,553
Alliance Financial Group Bhd	355,800	464,445
Berjaya Sports Toto Bhd	54,800	78,234
CIMB Group Holdings Bhd	463,400	1,134,763
DiGi.Com Bhd	205,300	274,095
Genting Plantations Bhd	30,300	94,124
Hong Leong Bank Bhd	84,900	342,855
Hong Leong Financial Group Bhd	151,500	597,789
Lafarge Malayan Cement Bhd	54,800	130,209
Malayan Banking Bhd	150,500	429,218
Malaysia Airports Holdings Bhd	54,800	104,855
Maxis Communications Bhd	302,000	610,787
Parkson Holdings Bhd	54,800	94,352
Petronas Gas Bhd	54,800	303,881
PPB Group Bhd	59,700	329,869
Public Bank Bhd Foreign	212,100	958,866
RHB Capital Bhd	30,300	73,797
Telekom Malaysia Bhd	54,800	97,611
Tenaga Nasional Bhd	59,700	126,858
YTL Power International Bhd	148,500	84,409

		6,457,570
MEXICO—0.68%
Alfa SAB de CV Series A	54,600	780,597
America Movil SAB de CV Series L	3,030,000	4,046,507
Cemex SAB de CV CPO(a)	1,946,954	1,407,089
Compartamos SAB de CV	54,600	66,662
Fomento Economico Mexicano SAB de CV BD Units	476,000	3,874,885
Grupo Elektra SA de CV	8,750	542,159
Grupo Financiero Banorte SAB de CV Series O	54,600	264,928
Grupo Mexico SAB de CV Series B	296,028	914,721
Grupo Televisa SAB CPO	656,600	2,881,022

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

Industrias Penoles SAB de CV	11,760	550,642
Mexichem SAB de CV	54,600	203,346
Minera Frisco SAB de CV Series A1(a)	54,600	236,509
Wal-Mart de Mexico SAB de CV Series V	1,198,400	3,432,148

		19,201,215
NETHERLANDS—0.94%
AEGON NV(a)	129,200	596,628
Akzo Nobel NV	39,620	2,122,995
ASML Holding NV	43,232	2,199,525
Heineken NV	43,232	2,364,032
ING Groep NV CVA(a)	345,154	2,433,525
Koninklijke Ahold NV	127,397	1,615,681
Koninklijke DSM NV	43,232	2,478,471
Koninklijke KPN NV	154,428	1,385,990
Koninklijke Philips Electronics NV(a)	119,197	2,366,447
Reed Elsevier NV	164,060	1,934,514
TNT Express NV	79,789	967,339
Unilever NV CVA	128,257	4,391,549
Wolters Kluwer NV	103,373	1,784,124

		26,640,820
NEW ZEALAND—0.01%
Auckland International Airport Ltd.	143,648	297,340

		297,340
NORWAY—0.34%
Aker Solutions ASA	8,372	142,131
DNB ASA	197,394	2,126,129
Orkla ASA	285,662	2,096,456
Seadrill Ltd.	4,760	184,057
Statoil ASA	64,903	1,731,245
Subsea 7 SA(a)	30,041	777,725
Telenor ASA	130,404	2,394,843
Yara International ASA	1,750	85,753

		9,538,339
PERU—0.14%
Compania de Minas Buenaventura SA SP ADR	48,650	2,007,785
Credicorp Ltd.	10,178	1,332,402
Southern Copper Corp.	22,459	738,452

		4,078,639
PHILIPPINES—0.23%
Aboitiz Equity Ventures Inc.	235,200	284,112
Aboitiz Power Corp.	777,000	625,722
Alliance Global Group Inc.	415,800	121,726
Ayala Land Inc.	415,800	211,249
Bank of the Philippine Islands	385,892	673,620
BDO Unibank Inc.	523,080	820,178
International Container Terminal Services Inc.	54,600	87,939
Jollibee Foods Corp.	240,240	637,871
Manila Electric Co.	125,860	786,401
Metropolitan Bank & Trust Co.	518,853	1,123,239
Philippine Long Distance Telephone Co.	11,760	720,864
SM Prime Holdings Inc.	1,198,400	474,024

		6,566,945

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

POLAND—0.16%
Bank Handlowy w Warszawie SA	10,780	259,104
Bank Millennium SA	347,384	457,135
Bank Pekao SA	9,576	451,525
BRE Bank SA(a)	4,158	380,907
Cyfrowy Polsat SA(a)	51,657	227,847
Globe Trade Centre SA(a)	53,463	122,229
Kernel Holding SA(a)	16,958	373,720
KGHM Polska Miedz SA	17,402	765,905
Powszechna Kasa Oszczednosci Bank Polski SA	34,255	367,136
Synthos SA	489,229	946,299
TVN SA	45,640	138,643

		4,490,450
PORTUGAL—0.07%
Energias de Portugal SA	521,354	1,490,482
Jeronimo Martins SGPS SA	6,566	122,969
Portugal Telecom SGPS SA Registered	66,963	360,365

		1,973,816
RUSSIA—0.81%
Gazprom OAO SP ADR	482,187	5,564,438
LUKOIL OAO SP ADR	47,127	2,891,242
Magnit OJSC SP GDR(d)	19,208	562,410
Mechel OAO SP ADR(a)	37,212	323,372
MMC Norilsk Nickel OJSC SP ADR(c)	60,802	1,078,628
Mobile TeleSystems OJSC SP ADR	93,741	1,833,574
NovaTek OAO SP GDR(d)	19,810	2,517,851
Novolipetsk Steel OJSC SP GDR(d)	9,576	206,842
RusHydro OJSC SP ADR	57,184	199,000
Sberbank of Russia SP ADR	165,339	2,141,140
Surgutneftegas OJSC SP ADR	223,000	2,221,080
Tatneft OAO SP ADR	28,202	1,043,474
TMK OAO SP GDR(d)	51,657	692,720
Uralkali OJSC SP GDR(d)	45,038	1,704,688

		22,980,459
SINGAPORE—0.69%
Ascendas REIT	546,000	917,870
CapitaLand Ltd.(c)	1,212,000	2,879,884
CapitaMall Trust Management Ltd.	546,000	794,310
Genting Singapore PLC(a)(c)	546,000	763,420
Hutchison Port Holdings Trust	546,000	412,230
Keppel Corp. Ltd.(c)	640,400	5,719,244
Neptune Orient Lines Ltd.(a)	1,148,000	1,145,866
Noble Group Ltd.(c)	546,000	520,714
Singapore Exchange Ltd.(c)	606,000	3,281,500
Singapore Telecommunications Ltd.	1,212,000	3,056,203

		19,491,241
SOUTH AFRICA—1.02%
Absa Group Ltd.	4,158	85,841
African Rainbow Minerals Ltd.	5,964	139,286
AngloGold Ashanti Ltd.	17,402	594,082
Barloworld Ltd.	34,857	440,764
Exxaro Resources Ltd.	14,392	384,398
FirstRand Ltd.	977,909	3,188,552
Gold Fields Ltd.	134,618	1,717,866

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

Growthpoint Properties Ltd.	180,916	490,214
Impala Platinum Holdings Ltd.	78,691	1,536,222
MMI Holdings Ltd.	153,329	346,418
MTN Group Ltd.	163,023	2,858,421
Naspers Ltd. Class N	72,125	4,359,523
Pretoria Portland Cement Co. Ltd.	15,596	62,343
Sanlam Ltd.	1,160,631	5,007,839
Sappi Ltd.(a)	67,911	246,841
Sasol Ltd.	60,687	2,892,482
Standard Bank Group Ltd.	254,245	3,764,393
Truworths International Ltd.	11,984	128,342
Woolworths Holdings Ltd.	67,911	425,947

		28,669,774
SOUTH KOREA—1.76%
AmorePacific Corp.	303	290,901
BS Financial Group Inc.	14,400	148,444
Celltrion Inc.	2,956	83,308
CJ CheilJedang Corp.	303	100,274
DGB Financial Group Inc.	21,110	247,501
Hana Financial Group Inc.	10,330	355,112
Hankook Tire Co. Ltd.	3,030	128,426
Honam Petrochemical Corp.	1,202	289,299
Hynix Semiconductor Inc.(a)	32,570	808,396
Hyundai Department Store Co. Ltd.	548	77,342
Hyundai Glovis Co. Ltd.	548	107,406
Hyundai Heavy Industries Co. Ltd.	1,752	438,727
Hyundai Marine & Fire Insurance Co. Ltd.	5,460	140,108
Hyundai Mobis Co. Ltd.	4,461	1,213,810
Hyundai Motor Co. Ltd.	12,413	2,949,134
KB Financial Group Inc.	31,200	1,062,891
KB Financial Group Inc. SP ADR	43,817	1,486,711
Kia Motors Corp.(c)	13,190	973,384
Korea Aerospace Industries Ltd.	3,030	75,205
Korea Electric Power Corp.(a)	22,240	427,039
Korea Electric Power Corp. SP ADR(a)	264,025	2,508,237
KT Corp.	3,030	78,825
KT Corp. SP ADR	202,503	2,602,164
LG Chem Ltd.	3,020	760,261
LG Corp.	1,150	58,613
LG Display Co. Ltd.(a)	10,960	241,481
LG Display Co. Ltd. SP ADR(a)	138,605	1,548,218
LG Electronics Inc.	4,461	277,104
LG Household & Health Care Ltd.	899	471,724
Lotte Confectionery Co. Ltd.	303	459,008
NCsoft Corp.	1,202	311,635
NHN Corp.	2,111	478,191
ORION Corp.	561	445,772
POSCO	5,576	1,852,705
POSCO SP ADR	36,840	3,066,930
S-Oil Corp.	2,717	235,367
Samsung C&T Corp.	6,353	431,731
Samsung Electronics Co. Ltd.	11,124	13,681,991
Samsung Engineering Co. Ltd.	1,505	286,318
Samsung Fire & Marine Insurance Co. Ltd.	1,147	219,225
Samsung Heavy Industries Co. Ltd.	8,990	331,718
Shinhan Financial Group Co. Ltd.	30,000	1,048,557
Shinhan Financial Group Co. Ltd. SP ADR	26,401	1,835,926
SK Innovation Co. Ltd.	3,020	422,219
SK Telecom Co. Ltd.	1,239	148,006
SK Telecom Co. Ltd. SP ADR	306,153	4,139,189

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

Woori Finance Holdings Co. Ltd.	27,170	287,297

		49,631,830
SPAIN—0.90%
Acciona SA	12,586	772,940
Actividades de Construcciones y Servicios SA(c)	72,125	1,322,135
Banco Bilbao Vizcaya Argentaria SA	469,542	3,173,186
Banco de Sabadell SA(c)	539,463	1,273,787
Banco Popular Espanol SA(c)	301,377	963,313
Banco Santander SA	669,420	4,181,970
Bankia SA(a)(c)	169,983	583,376
Distribuidora Internacional de Alimentacion SA(a)	52,861	253,270
Ferrovial SA	12,586	140,129
Iberdrola SA	406,392	1,891,724
Industria de Diseno Textil SA	40,222	3,617,373
International Consolidated Airlines Group SA(a)	47,592	136,689
Repsol YPF SA	125,591	2,401,965
Telefonica SA	322,156	4,694,548

		25,406,405
SWEDEN—1.16%
Atlas Copco AB Class A	185,120	4,405,423
Boliden AB	22,218	355,575
Hennes & Mauritz AB Class B(a)	111,745	3,837,658
Hexagon AB Class B	7,770	157,750
Lundin Petroleum AB(a)	27,031	537,536
Millicom International Cellular SA SDR	4,232	449,426
Nordea Bank AB	334,210	2,962,648
Sandvik AB	192,298	3,046,062
Scania AB Class B	129,802	2,652,665
Skandinaviska Enskilda Banken AB Class A	75,681	510,592
SKF AB Class B	6,566	155,767
Svenska Handelsbanken AB Class A	106,982	3,465,635
Swedbank AB Class A	58,279	964,765
Telefonaktiebolaget LM Ericsson Class B(a)	352,205	3,488,864
TeliaSonera AB	411,084	2,747,143
Volvo AB Class B	222,388	3,082,773

		32,820,282
SWITZERLAND—3.00%
ABB Ltd. Registered(a)	220,704	4,021,863
Actelion Ltd. Registered(a)	2,352	99,506
Adecco SA Registered(a)	45,089	2,195,707
Aryzta AG(a)	7,168	360,907
Barry Callebaut AG Registered(a)	293	281,976
Compagnie Financiere Richemont SA Class A Bearer	57,122	3,530,595
Credit Suisse Group AG Registered	106,090	2,537,557
GAM Holding AG(a)	44,454	570,582
Geberit AG Registered(a)	1,750	369,994
Givaudan SA Registered(a)	546	529,969
Holcim Ltd. Registered(a)	49,316	3,069,855
Julius Baer Group Ltd.(a)	35,855	1,372,733
Kuehne & Nagel International AG Registered	1,148	139,508
Lindt & Spruengli AG Participation Certificates	1,212	3,952,537
Lonza Group AG Registered(a)	5,526	249,192
Nestle SA Registered	339,160	20,775,956
Novartis AG Registered	198,008	10,918,637
Roche Holding AG Genusschein	68,337	12,483,088
Schindler Holding AG Participation Certificates	546	70,622
Schindler Holding AG Registered	1,750	223,655

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

Sulzer AG Registered	1,148	165,057
Swatch Group AG (The) Bearer	2,352	1,084,721
Swiss Re AG(a)	41,595	2,607,564
Swisscom AG Registered	909	338,603
Syngenta AG Registered	10,242	3,596,238
Transocean Ltd.	33,051	1,649,546
UBS AG Registered(a)	343,942	4,293,354
Zurich Insurance Group AG Registered(a)	13,358	3,267,202

		84,756,724
TAIWAN—1.24%
Advanced Semiconductor Engineering Inc.	303,000	306,543
Advanced Semiconductor Engineering Inc. SP ADR	345,326	1,750,803
AU Optronics Corp.	606,000	271,791
AU Optronics Corp. SP ADR	265,495	1,192,073
Chang Hwa Commercial Bank Ltd.	597,000	331,116
China Development Financial Holding Corp.	898,000	227,509
China Steel Corp.	606,000	602,712
Chinatrust Financial Holding Co. Ltd.	633,081	404,230
Chunghwa Telecom Co. Ltd.	303,000	948,156
Chunghwa Telecom Co. Ltd. SP ADR	56,016	1,735,376
E.Sun Financial Holding Co. Ltd.	303,000	160,792
First Financial Holding Co. Ltd.	597,000	357,687
Formosa Taffeta Co. Ltd.	296,000	279,699
Hon Hai Precision Industry Co. Ltd.	945,000	2,989,472
Hon Hai Precision Industry Co. Ltd. SP GDR(d)	180,171	1,090,035
Hua Nan Financial Holdings Co. Ltd.	909,000	504,161
MediaTek Inc.	303,000	2,624,544
Mega Financial Holding Co. Ltd.	296,000	234,096
Phison Electronics Corp.	303,000	2,157,728
Siliconware Precision Industries Co. Ltd.	303,000	359,448
Siliconware Precision Industries Co. Ltd. SP ADR	478,189	2,787,842
SinoPac Financial Holdings Co. Ltd.	596,000	203,030
Taiwan Business Bank Ltd.(a)	1,202,000	365,433
Taiwan Cooperative Financial Holding Co. Ltd.(a)	1,199,000	736,842
Taiwan Mobile Co. Ltd.	296,000	954,626
Taiwan Semiconductor Manufacturing Co. Ltd.	2,424,000	7,203,492
Tatung Co. Ltd.(a)	293,000	80,251
U-Ming Marine Transport Corp.	296,000	502,648
Uni-President Enterprises Co.	296,000	460,592
United Microelectronics Corp.	909,000	476,152
United Microelectronics Corp. SP ADR	959,744	2,572,114
Wan Hai Lines Ltd.	296,000	149,984

		35,020,977
THAILAND—0.36%
Bangkok Bank PCL NVDR	537,680	3,339,736
BEC World PCL NVDR	476,000	797,203
Charoen Pokphand Foods PCL NVDR	897,400	1,189,238
Glow Energy PCL NVDR	355,600	777,694
Indorama Ventures PCL NVDR	381,333	427,837
Kasikornbank PCL NVDR	659,923	3,508,859

		10,040,567
TURKEY—0.19%
Akbank TAS(c)	69,717	258,424
Anadolu Efes Biracilik ve Malt Sanayii AS	41,426	582,901
Arcelik AS	60,085	263,029
Asya Katilim Bankasi AS(a)	752,767	766,055
BIM Birlesik Magazalar AS	12,586	524,133

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

Coca-Cola Icecek AS	25,225	354,221
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	480,847	631,489
TAV Havalimanlari Holding AS(a)	60,687	318,797
Turk Hava Yollari AO(a)	203,002	310,455
Turkiye Garanti Bankasi AS(a)	168,876	620,222
Turkiye Halk Bankasi AS	32,791	229,301
Turkiye Is Bankasi AS Class C	74,480	170,221
Turkiye Sise ve Cam Fabrikalari AS	132,446	225,895
Turkiye Vakiflar Bankasi TAO Class D	102,171	182,972

		5,438,115
UNITED KINGDOM—8.23%
3i Group PLC	298,681	926,861
Aggreko PLC	2,352	85,972
Anglo American PLC	104,740	4,027,546
Antofagasta PLC	10,780	206,735
ARM Holdings PLC	80,497	684,947
AstraZeneca PLC	134,618	5,901,096
Aviva PLC	280,677	1,404,251
BAE Systems PLC	403,913	1,936,201
Barclays PLC	1,169,059	4,143,209
BG Group PLC	308,915	7,276,172
BHP Billiton PLC	206,759	6,629,302
BP PLC	1,778,563	12,852,141
British American Tobacco PLC	150,224	7,706,109
British Land Co. PLC	256,051	2,034,870
British Sky Broadcasting Group PLC	123,370	1,358,268
BT Group PLC	769,357	2,633,569
Burberry Group PLC	14,994	361,568
Carnival PLC	50,453	1,641,021
Centrica PLC	718,848	3,582,450
Compass Group PLC	337,752	3,532,076
Diageo PLC	205,542	5,176,767
Experian PLC	321,554	5,077,965
Fresnillo PLC	17,402	440,829
GlaxoSmithKline PLC	468,215	10,834,438
HSBC Holdings PLC	1,625,314	14,650,576
Imperial Tobacco Group PLC	91,333	3,654,388
International Power PLC	395,131	2,675,613
J Sainsbury PLC	328,176	1,640,827
Johnson Matthey PLC	76,885	2,889,024
Land Securities Group PLC	167,701	1,981,139
Legal & General Group PLC	1,074,104	2,051,162
Lloyds Banking Group PLC(a)	3,643,657	1,834,786
Lonmin PLC	38,547	652,236
Man Group PLC	281,881	473,753
Marks & Spencer Group PLC	329,380	1,909,465
National Grid PLC	372,091	4,021,087
Old Mutual PLC	967,713	2,322,560
Pearson PLC	149,615	2,818,249
Petrofac Ltd.	4,158	117,147
Prudential PLC	261,413	3,202,821
Reckitt Benckiser Group PLC	55,269	3,219,283
Reed Elsevier PLC	249,429	2,065,681
Rio Tinto PLC	148,457	8,274,799
Rolls-Royce Holdings PLC(a)	354,673	4,742,834
Royal Bank of Scotland Group PLC(a)	1,056,054	416,200
Royal Dutch Shell PLC Class A	333,716	11,883,979
Royal Dutch Shell PLC Class B	237,389	8,659,907
SABMiller PLC	128,601	5,405,536
Shire PLC	125,591	4,099,216
Smith & Nephew PLC	162,856	1,603,913

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

SSE PLC	123,785	2,655,321
Standard Chartered PLC	211,116	5,162,884
Standard Life PLC	567,976	2,062,282
Tesco PLC	733,895	3,781,975
Tullow Oil PLC	68,771	1,713,077
Unilever PLC	134,618	4,597,149
Vodafone Group PLC	4,847,622	13,421,447
Weir Group PLC (The)	5,964	165,123
Wm Morrison Supermarkets PLC	438,773	1,999,281
Wolseley PLC	56,525	2,150,597
WPP PLC	223,546	3,025,650
Xstrata PLC	211,113	4,036,659

		232,491,989
UNITED STATES—46.26%
3M Co.	67,911	6,068,527
Abbott Laboratories	138,832	8,615,914
Abercrombie & Fitch Co. Class A	1,750	87,798
Accenture PLC Class A	87,119	5,658,379
ACE Ltd.	52,259	3,970,116
Activision Blizzard Inc.	15,596	200,721
Adobe Systems Inc.(a)(c)	78,691	2,640,870
Advanced Micro Devices Inc.(a)(c)	37,212	273,880
AES Corp. (The)(a)	161,050	2,016,346
Aetna Inc.	51,657	2,274,974
Aflac Inc.	48,650	2,191,196
AGCO Corp.(a)	4,158	193,638
Agilent Technologies, Inc.	13,322	561,922
Air Products and Chemicals Inc.	32,449	2,774,065
Akamai Technologies Inc.(a)	22,820	743,932
Alcoa Inc.	99,761	970,675
Alexion Pharmaceuticals Inc.(a)	9,080	820,106
Alleghany Corp.(a)(c)	899	308,267
Allergan Inc.	46,844	4,497,024
Allstate Corp. (The)	66,105	2,203,280
Alpha Natural Resources Inc.(a)	14,392	232,143
Altera Corp.	7,770	276,379
Altria Group Inc.	215,171	6,930,658
Amazon.com Inc.(a)	40,222	9,327,482
Ameren Corp.	14,544	476,898
American Electric Power Co. Inc.	71,523	2,777,953
American Express Co.	90,731	5,462,914
American International Group Inc.(a)	18,776	638,947
American Tower Corp.	74,480	4,884,398
American Water Works Co. Inc.	8,474	290,150
Ameriprise Financial Inc.	49,252	2,669,951
AmerisourceBergen Corp.	4,760	177,120
AMETEK Inc.	3,556	178,973
Amgen Inc.	91,333	6,494,690
Anadarko Petroleum Corp.	52,259	3,825,881
Annaly Capital Management Inc.	2,414	39,396
Apache Corp.	35,459	3,401,936
Apollo Group Inc. Class A(a)(c)	26,429	930,829
Apple Inc.(a)	90,731	53,008,679
Applied Materials Inc.	170,682	2,046,477
Archer-Daniels-Midland Co.	69,115	2,130,815
AT&T Inc.	553,581	18,218,351
Automatic Data Processing Inc.	76,283	4,242,860
AvalonBay Communities Inc.	2,954	429,512
Avon Products Inc.	77,487	1,673,719
Baker Hughes Inc.	44,436	1,960,072
Bank of America Corp.	973,695	7,896,666

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

Bank of New York Mellon Corp. (The)	104,574	2,473,175
Baxter International Inc.	55,871	3,095,812
BB&T Corp.	92,537	2,964,885
Beam Inc.	8,372	475,362
Becton, Dickinson and Co.	25,225	1,978,901
Bed Bath & Beyond Inc.(a)(c)	48,048	3,382,099
Berkshire Hathaway Inc. Class B(a)	68,513	5,511,871
Best Buy Co. Inc.(c)	46,844	1,033,847
Biogen Idec Inc.(a)	31,245	4,187,142
BlackRock Inc.(f)	8,974	1,719,239
Boeing Co. (The)	72,727	5,585,434
BorgWarner Inc.(a)	1,750	138,320
Boston Properties Inc.(c)	19,312	2,090,524
Boston Scientific Corp.(a)	198,920	1,245,239
Bristol-Myers Squibb Co.	185,297	6,183,361
Broadcom Corp. Class A(a)	12,586	460,648
Bunge Ltd.	4,760	307,020
C.H. Robinson Worldwide Inc.	55,269	3,301,770
C.R. Bard Inc.	22,820	2,258,267
CA Inc.	109,992	2,905,989
Cablevision NY Group Class A	8,625	127,823
Cabot Oil & Gas Corp.	9,552	335,657
Calpine Corp.(a)	24,024	450,450
Cameron International Corp.(a)	6,050	310,063
Capital One Financial Corp.	52,259	2,899,329
Cardinal Health Inc.	49,851	2,107,202
CareFusion Corp.(a)	24,698	639,925
CarMax Inc.(a)	10,780	332,779
Carnival Corp.	69,717	2,265,105
Caterpillar Inc.	53,463	5,494,393
CBRE Group Inc. Class A(a)	15,443	290,483
CBS Corp. Class B NVS	100,363	3,347,106
Celanese Corp. Series A	2,352	113,978
Celgene Corp.(a)	54,065	3,942,420
CenturyLink Inc.	59,306	2,286,839
CF Industries Holdings Inc.	3,556	686,521
Charles Schwab Corp. (The)	152,023	2,173,929
Chesapeake Energy Corp.	71,523	1,318,884
Chevron Corp.	189,890	20,234,678
Chipotle Mexican Grill Inc.(a)	2,352	974,081
Chubb Corp. (The)	57,677	4,214,458
Church & Dwight Co. Inc.	19,208	975,766
Cigna Corp.	42,630	1,970,785
Cisco Systems Inc.	554,778	11,178,777
CIT Group Inc.(a)	9,619	364,079
Citigroup Inc.	281,881	9,313,348
Citrix Systems Inc.(a)	6,566	562,115
Cliffs Natural Resources Inc.	10,780	671,163
Clorox Co. (The)	10,178	713,478
CME Group Inc.	5,964	1,585,350
Coach Inc.	48,650	3,559,234
Cobalt International Energy Inc.(a)	7,590	203,108
Coca-Cola Co. (The)	185,676	14,170,792
Coca-Cola Enterprises Inc.	11,984	360,958
Cognizant Technology Solutions Corp. Class A(a)	48,650	3,567,018
Colgate-Palmolive Co.	54,065	5,349,191
Comcast Corp. Class A	116,561	3,535,295
Comcast Corp. Class A Special NVS	72,727	2,169,446
Comerica Inc.	12,160	389,363
ConAgra Foods Inc.	115,357	2,978,518
Concho Resources Inc.(a)	9,576	1,026,356
ConocoPhillips	129,802	9,297,717
CONSOL Energy Inc.	31,330	1,041,409

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

Consolidated Edison Inc.	23,422	1,392,438
Cooper Industries PLC(c)	40,977	2,563,931
Corning Inc.	166,468	2,388,816
Costco Wholesale Corp.	46,844	4,130,235
Coventry Health Care Inc.	40,824	1,224,312
Covidien PLC(c)	57,677	3,185,501
Cree Inc.(a)(c)	4,760	147,084
Crown Castle International Corp.(a)(c)	21,014	1,189,603
CSX Corp.	182,120	4,063,097
Cummins Inc.	17,402	2,015,674
CVS Caremark Corp.	133,414	5,952,933
D.R. Horton Inc.	19,208	314,051
Danaher Corp.	79,293	4,299,266
Deere & Co.	37,212	3,064,780
Dell Inc.(a)	187,482	3,069,080
Delta Air Lines Inc.(a)	55,269	605,748
Denbury Resources Inc.(a)	11,201	213,267
Devon Energy Corp.	43,834	3,061,805
DIRECTV Class A(a)	100,965	4,974,546
Discover Financial Services	17,402	589,928
Dollar General Corp.(a)	8,171	387,796
Dollar Tree Inc.(a)	8,974	912,297
Dominion Resources Inc.	72,125	3,764,204
Dover Corp.	46,844	2,935,245
Dow Chemical Co. (The)	96,751	3,277,924
Dr Pepper Snapple Group Inc.	39,620	1,607,780
DTE Energy Co.	2,414	136,101
Duke Energy Corp.	172,488	3,696,418
Duke Realty Corp.	10,780	159,760
E.I. du Pont de Nemours and Co.	83,507	4,464,284
Eaton Corp.	67,911	3,271,952
eBay Inc.(a)(c)	113,551	4,661,269
Edison International	57,677	2,538,365
El Paso Corp.	114,755	3,404,781
Electronic Arts Inc.(a)(c)	61,891	951,884
Eli Lilly and Co.	96,751	4,004,524
EMC Corp.(a)	228,362	6,442,092
Emerson Electric Co.	57,075	2,998,720
Energizer Holdings Inc.(a)	2,414	172,191
Entergy Corp.	27,633	1,811,619
EOG Resources Inc.	30,643	3,364,908
Equity Residential	68,053	4,181,176
Estee Lauder Companies Inc. (The) Class A	6,959	454,771
Exelon Corp.	86,377	3,369,567
Expedia Inc.	7,639	325,651
Expeditors International of Washington Inc.	69,717	2,788,680
Express Scripts Holding Co.(a)(c)	93,547	5,218,987
Exxon Mobil Corp.	480,847	41,516,330
F5 Networks Inc.(a)(c)	10,780	1,443,765
Family Dollar Stores Inc.	8,372	565,529
FedEx Corp.	34,255	3,022,661
Fidelity National Financial Inc. Class A	2,414	46,518
Fifth Third Bancorp	111,745	1,590,131
FirstEnergy Corp.	42,028	1,967,751
Fluor Corp.	39,620	2,288,055
FMC Technologies Inc.(a)	8,372	393,484
Ford Motor Co.	305,303	3,443,818
Forest Laboratories Inc.(a)	12,120	422,140
Fossil Inc.(a)(c)	2,352	307,336
Franklin Resources Inc.	27,633	3,468,218
Freeport-McMoRan Copper & Gold Inc.	87,721	3,359,714
Frontier Communications Corp.	90,731	366,553
Gap Inc. (The)	78,089	2,225,536

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

General Dynamics Corp.	33,131	2,236,342
General Electric Co.	985,735	19,300,691
General Growth Properties Inc.(c)	35,863	638,361
General Mills Inc.	99,159	3,856,294
General Motors Co.(a)	52,259	1,201,957
Genworth Financial Inc. Class A(a)	44,834	269,452
Gilead Sciences Inc.(a)	92,537	4,812,849
Goldman Sachs Group Inc. (The)	48,086	5,537,103
Goodrich Corp.	6,050	759,033
Goodyear Tire & Rubber Co. (The)(a)	45,640	501,127
Google Inc. Class A(a)	24,024	14,540,046
Green Mountain Coffee Roasters Inc.(a)	10,178	496,178
H.J. Heinz Co.	74,480	3,970,529
Halliburton Co.	97,955	3,352,020
Harley-Davidson Inc.	17,402	910,647
Harris Corp.	5,362	244,185
Hartford Financial Services Group Inc. (The)	40,973	841,995
HCP Inc.	8,974	371,972
Herbalife Ltd.	6,353	446,743
Hershey Co. (The)	8,724	584,595
Hertz Global Holdings Inc.(a)	1,202	18,523
Hess Corp.	33,051	1,723,279
Hewlett-Packard Co.	192,298	4,761,298
HollyFrontier Corp.	16,800	517,776
Home Depot Inc. (The)	173,090	8,964,331
Honeywell International Inc.	63,095	3,827,343
Hormel Foods Corp.	9,090	264,155
Hospira Inc.(a)	8,787	308,599
Host Hotels & Resorts Inc.	41,426	689,329
Hudson City Bancorp Inc.	2,414	17,043
Humana Inc.	29,014	2,340,850
Illinois Tool Works Inc.	61,891	3,551,306
Illumina Inc.(a)(c)	7,770	345,998
Ingersoll-Rand PLC	59,483	2,529,217
Intel Corp.	525,290	14,918,236
International Business Machines Corp.	121,979	25,259,411
International Game Technology	76,477	1,191,512
International Paper Co.	82,303	2,741,513
Intuit Inc.	58,279	3,378,434
Intuitive Surgical Inc.(a)	1,148	663,774
J.C. Penney Co. Inc.	32,449	1,170,111
J.M. Smucker Co. (The)	10,178	810,474
J.P. Morgan Chase & Co.	369,648	15,887,471
Jacobs Engineering Group Inc.(a)(c)	39,018	1,710,159
Johnson & Johnson	247,021	16,078,597
Johnson Controls Inc.	89,527	2,862,178
Joy Global Inc.	7,770	549,883
Juniper Networks Inc.(a)(c)	69,115	1,481,134
Kansas City Southern Industries Inc.	7,219	556,007
Kellogg Co.	57,677	2,916,726
KeyCorp	64,226	516,377
Kimberly-Clark Corp.	48,650	3,817,565
Kimco Realty Corp.	18,606	361,142
Kohl’s Corp.	43,232	2,167,220
Kraft Foods Inc. Class A	143,054	5,703,563
Kroger Co. (The)	96,149	2,237,387
L-3 Communications Holdings Inc.	27,633	2,032,131
Laboratory Corp. of America Holdings(a)(c)	25,827	2,269,935
Las Vegas Sands Corp.	33,051	1,834,000
Legg Mason Inc.	43,232	1,127,058
Level 3 Communications Inc.(a)(c)	6,050	139,513
Liberty Interactive Corp. Series A(a)	39,620	746,441
Life Technologies Corp.(a)	2,414	111,913

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

Limited Brands Inc.	15,596	775,121
Lincoln National Corp.	39,620	981,387
Lockheed Martin Corp.	33,051	2,992,438
Lorillard Inc.	14,994	2,028,538
Lowe’s Companies Inc.	155,632	4,897,739
Lululemon Athletica Inc.(a)(c)	9,576	709,965
LyondellBasell Industries NV Class A	27,031	1,129,355
M&T Bank Corp.	4,232	365,095
Macerich Co. (The)(c)	9,576	589,594
Macy’s Inc.	73,329	3,007,956
Marathon Oil Corp.	79,895	2,344,119
Marathon Petroleum Corp.	32,832	1,366,140
Marriott International Inc. Class A	70,005	2,736,495
Marsh & McLennan Companies Inc.	120,173	4,019,787
Masco Corp.	16,800	221,424
MasterCard Inc. Class A	7,868	3,558,460
Mattel Inc.	10,780	362,208
McCormick & Co. Inc. NVS	6,969	389,637
McDonald’s Corp.	101,567	9,897,704
McGraw-Hill Companies Inc. (The)	57,677	2,835,978
McKesson Corp.	36,663	3,351,365
MDU Resources Group Inc.	14,837	340,361
Mead Johnson Nutrition Co. Class A	36,142	3,092,310
Medtronic Inc.	103,975	3,971,845
Merck & Co. Inc.	297,477	11,672,997
MetLife Inc.	66,105	2,381,763
MGM Resorts International(a)	49,851	669,000
Micron Technology Inc.(a)	43,834	288,866
Microsoft Corp.	741,112	23,730,406
Monsanto Co.	49,252	3,752,017
Monster Beverage Corp.(a)	8,122	527,605
Moody’s Corp.	62,493	2,559,088
Morgan Stanley	113,192	1,955,958
Mosaic Co. (The)	21,676	1,144,926
Motorola Mobility Holdings Inc.(a)	35,459	1,376,518
Motorola Solutions Inc.	45,879	2,341,205
Murphy Oil Corp.	32,449	1,783,722
Mylan Inc.(a)	2,414	52,408
Nabors Industries Ltd.(a)	2,414	40,193
National Oilwell Varco Inc.	50,453	3,822,319
NetApp Inc.(a)	18,606	722,471
Netflix Inc.(a)	5,362	429,711
New York Community Bancorp Inc.	17,867	241,026
Newell Rubbermaid Inc.	14,392	261,934
Newfield Exploration Co.(a)	2,414	86,663
Newmont Mining Corp.	66,707	3,178,589
News Corp. Class A NVS	159,846	3,132,982
NextEra Energy Inc.	46,242	2,975,673
NII Holdings Inc.(a)	11,984	167,716
Nike Inc. Class B	48,650	5,442,475
Noble Corp.(a)(c)	57,075	2,172,274
Noble Energy Inc.	30,643	3,043,463
Nordstrom Inc.	7,770	434,032
Norfolk Southern Corp.	55,269	4,030,768
Northeast Utilities	22,039	810,374
Northern Trust Corp.	41,581	1,978,840
Northrop Grumman Corp.	37,212	2,354,775
NRG Energy Inc.(a)	75,188	1,278,196
Nucor Corp.	48,650	1,907,566
NVIDIA Corp.(a)(c)	84,711	1,101,243
O’Reilly Automotive Inc.(a)	6,566	692,450
Occidental Petroleum Corp.	80,497	7,342,936
Omnicom Group Inc.	63,697	3,268,293

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

ONEOK Inc.	3,607	309,805
Oracle Corp.	390,070	11,464,157
Owens-Illinois Inc.(a)	51,657	1,201,025
PACCAR Inc.	67,911	2,917,457
Parker Hannifin Corp.	36,663	3,214,978
Paychex Inc.	88,323	2,736,247
Peabody Energy Corp.	41,426	1,288,763
People’s United Financial Inc.	15,140	186,828
PepsiCo Inc.	143,046	9,441,036
Perrigo Co.	4,510	473,099
Pfizer Inc.	777,176	17,820,646
PG&E Corp.	79,293	3,503,165
Philip Morris International Inc.	191,696	17,158,709
Pinnacle West Capital Corp.	7,878	380,901
Pioneer Natural Resources Co.	4,158	481,580
PNC Financial Services Group Inc. (The)(f)	59,508	3,946,571
PPL Corp.	62,493	1,709,184
Praxair Inc.	36,663	4,241,909
Precision Castparts Corp.	25,225	4,448,933
Priceline.com Inc.(a)	4,158	3,163,490
Principal Financial Group Inc.	53,463	1,479,321
Procter & Gamble Co. (The)	257,857	16,410,019
Progress Energy Inc.	29,439	1,566,744
Progressive Corp. (The)	167,070	3,558,591
Prologis Inc.	25,827	924,090
Prudential Financial Inc.	41,426	2,507,930
Public Service Enterprise Group Inc.	64,299	2,002,914
Public Storage	38,416	5,503,476
QEP Resources Inc.	40,824	1,257,787
QUALCOMM Inc.	171,284	10,934,771
Quest Diagnostics Inc.	30,643	1,767,795
Ralcorp Holdings Inc.(a)(c)	2,414	175,763
Range Resources Corp.	5,747	383,095
Raytheon Co.	46,844	2,536,134
Red Hat Inc.(a)	9,576	570,825
Regions Financial Corp.	97,250	655,465
Republic Services Inc.	8,974	245,618
Reynolds American Inc.	92,537	3,778,286
Ross Stores Inc.	6,316	389,002
Royal Caribbean Cruises Ltd.	4,760	130,281
Safeway Inc.	81,099	1,648,743
Salesforce.com Inc.(a)(c)	12,586	1,960,018
SanDisk Corp.(a)(c)	33,051	1,223,218
Sara Lee Corp.	21,014	463,149
SBA Communications Corp. Class A(a)(c)	18,004	967,535
SCANA Corp.	9,393	433,205
Schlumberger Ltd.	145,454	10,783,960
Seagate Technology PLC	57,677	1,774,145
Sempra Energy	54,667	3,539,142
Simon Property Group Inc.	36,665	5,705,074
Sirius XM Radio Inc.(a)(c)	140,638	317,842
SLM Corp.	102,253	1,516,412
Southern Co. (The)	85,915	3,946,935
Southwest Airlines Co.	2,414	19,988
Southwestern Energy Co.(a)(c)	55,871	1,764,406
Spectra Energy Corp.	134,618	4,138,157
Sprint Nextel Corp.(a)	347,986	863,005
St. Jude Medical Inc.	51,055	1,976,850
Staples Inc.	105,778	1,628,981
Starbucks Corp.	111,189	6,380,025
Starwood Hotels & Resorts Worldwide Inc.	37,814	2,238,589
State Street Corp.	43,834	2,026,007
Stryker Corp.	39,018	2,129,212

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

SunTrust Banks Inc.	66,707	1,619,646
Symantec Corp.(a)	147,855	2,442,565
Sysco Corp.	58,881	1,701,661
T. Rowe Price Group Inc.	51,055	3,222,336
Target Corp.	78,691	4,559,357
TE Connectivity Ltd.(c)	66,707	2,432,137
Teradata Corp.(a)	13,019	908,466
Texas Instruments Inc.	143,648	4,588,117
Textron Inc.	47,170	1,256,609
Thermo Fisher Scientific Inc.	52,861	2,941,715
Tiffany & Co.	5,362	367,083
Time Warner Cable Inc.	28,858	2,321,626
Time Warner Inc.	115,449	4,324,720
TJX Companies Inc. (The)	134,618	5,614,917
Toll Brothers Inc.(a)	1,750	44,450
Travelers Companies Inc. (The)	61,891	3,980,829
TRW Automotive Holdings Corp.(a)	7,168	327,649
Tyco International Ltd.	75,681	4,247,975
Tyson Foods Inc. Class A	13,790	251,668
U.S. Bancorp	168,274	5,413,375
Ultra Petroleum Corp.(a)(c)	36,663	724,461
Union Pacific Corp.	54,065	6,079,069
United Continental Holdings Inc.(a)(c)	2,414	52,915
United Parcel Service Inc. Class B	54,065	4,224,639
United States Steel Corp.(c)	24,024	680,600
United Technologies Corp.	65,503	5,347,665
UnitedHealth Group Inc.	111,189	6,243,262
Valero Energy Corp.	73,329	1,811,226
Varian Medical Systems Inc.(a)(c)	30,643	1,943,379
Ventas Inc.	26,429	1,553,761
VeriSign Inc.	55,269	2,272,109
Verizon Communications Inc.	262,015	10,580,166
Vertex Pharmaceuticals Inc.(a)	11,984	461,144
VF Corp.	1,801	273,842
Viacom Inc. Class B NVS	75,079	3,482,915
Virgin Media Inc.	30,041	737,807
Visa Inc. Class A	48,048	5,908,943
Vornado Realty Trust(c)	33,071	2,838,815
Vulcan Materials Co.	4,760	203,776
Wal-Mart Stores Inc.	172,488	10,161,268
Walgreen Co.	103,975	3,645,363
Walt Disney Co. (The)	165,264	7,124,531
Walter Energy Inc.	2,352	155,961
Waste Management Inc.	91,935	3,144,177
Watson Pharmaceuticals Inc.(a)	4,242	319,677
Weatherford International Ltd.(a)	91,333	1,303,322
WellPoint Inc.	36,146	2,451,422
Wells Fargo & Co.	497,052	16,616,448
Western Union Co.	139,434	2,562,797
Weyerhaeuser Co.	14,534	295,912
Whirlpool Corp.	17,402	1,114,076
Whole Foods Market Inc.	5,964	495,429
Williams Companies Inc. (The)	86,478	2,942,846
Willis Group Holdings PLC	2,414	88,014
Windstream Corp.	22,725	255,429
Wisconsin Energy Corp.	11,807	434,970
Wynn Resorts Ltd.	5,964	795,598
Xcel Energy Inc.	27,633	747,749
Xerox Corp.	189,890	1,477,344
XL Group PLC	22,218	477,909
Xylem Inc.	52,259	1,456,981
Yahoo! Inc.(a)	147,855	2,297,667
Yum! Brands Inc.	80,497	5,854,547

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

Zimmer Holdings Inc.	32,449	2,042,016

		1,306,349,662

TOTAL COMMON STOCKS
(Cost: $2,663,481,763)		2,772,885,061

PREFERRED STOCKS—1.35%

BRAZIL—1.12%
Banco Bradesco SA	185,458	2,998,775
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	8,000	373,753
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	55,080	2,590,412
Companhia de Bebidas das Americas	61,400	2,602,442
Companhia de Bebidas das Americas SP ADR	93,387	3,920,386
Companhia Energetica de Minas Gerais	41,500	827,678
Companhia Energetica de Minas Gerais SP ADR	140,466	3,465,296
Gerdau SA	71,400	675,441
Gerdau SA SP ADR	113,028	1,061,333
Itau Unibanco Holding SA	228,733	3,622,441
Itausa - Investimentos Itau SA	99,990	478,229
Oi SA	59,700	362,114
Oi SA SP ADR	11,433	204,994
Petroleo Brasileiro SA	377,970	4,247,997
Telefonica Brasil SA	30,300	870,147
Vale SA Class A	155,233	3,396,721

		31,698,159
CHILE—0.02%
Sociedad Quimica y Minera de Chile SA Series B	8,864	518,907

		518,907
GERMANY—0.17%
Henkel AG & Co. KGaA	2,954	219,729
Porsche Automobil Holding SE	7,770	474,246
ProSiebenSat.1 Media AG	11,984	304,222
Volkswagen AG	19,810	3,752,013

		4,750,210
SOUTH KOREA—0.04%
Samsung Electronics Co. Ltd.	1,733	1,240,568

		1,240,568
UNITED KINGDOM—0.00%
Rolls-Royce Holdings PLC Class C	36,727,198	59,639

		59,639

TOTAL PREFERRED STOCKS
(Cost: $34,998,765)		38,267,483

RIGHTS—0.01%

BRAZIL—0.00%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar(a)	57	85
Companhia de Bebidas da Americas(a)	149	1,296
Itausa - Investimentos Itau SA(a)	1,213	359

		1,740

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2012

SPAIN—0.01%
Banco Bilbao Vizcaya Argentaria SA(a)	452,518	65,283
Banco Santander SA(a)	645,145	171,630

		236,913

TOTAL RIGHTS
(Cost: $255,437)		238,653

SHORT-TERM INVESTMENTS—1.86%

MONEY MARKET FUNDS—1.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(f)(g)(h)	46,973,619	46,973,619
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(f)(g)(h)	3,414,609	3,414,609
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(f)(g)	2,103,908	2,103,908

		52,492,136

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,492,136)		52,492,136

TOTAL INVESTMENTS IN SECURITIES—101.41%
(Cost: $2,751,228,101)		2,863,883,333
Other Assets, Less Liabilities—(1.41)%		(39,933,586)

NET ASSETS—100.00%		$2,823,949,747

CPO	- Certificates of Participation (Ordinary)
FDR	- Fiduciary Depositary Receipts
NVDR	- Non-Voting Depositary Receipts
NVS	- Non-Voting Shares
SDR	- Swedish Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—96.89%

AUSTRALIA—6.01%
Alumina Ltd.	60,244	$72,752
AMP Ltd.	243,635	1,083,026
Asciano Group	76,350	375,960
ASX Ltd.	21,924	730,368
Australia and New Zealand Banking Group Ltd.	159,156	3,961,631
BHP Billiton Ltd.	225,648	8,351,078
Boral Ltd.	135,810	534,435
Brambles Ltd.	132,866	1,000,054
Commonwealth Bank of Australia	110,228	5,963,704
Computershare Ltd.	85,354	747,294
Crown Ltd.	57,648	546,131
CSL Ltd.	49,040	1,871,606
Echo Entertainment Group Ltd.	54,062	253,265
Fortescue Metals Group Ltd.	102,446	601,514
Goodman Group	144,963	543,289
Iluka Resources Ltd.	31,948	565,411
Insurance Australia Group Ltd.	252,882	931,950
Lynas Corp. Ltd.(a)(b)	215,163	251,995
Macquarie Group Ltd.	30,532	928,449
Mirvac Group	314,070	423,416
National Australia Bank Ltd.	133,102	3,496,015
Newcrest Mining Ltd.	32,700	895,313
Orica Ltd.	49,869	1,394,986
Origin Energy Ltd.	134,944	1,862,810
Qantas Airways Ltd.(a)	189,452	322,469
QBE Insurance Group Ltd.	87,708	1,263,708
QR National Ltd.	136,636	517,771
Rio Tinto Ltd.	29,966	2,069,861
Santos Ltd.	76,864	1,121,870
Sonic Healthcare Ltd.	47,280	620,675
Suncorp Group Ltd.	172,843	1,464,696
Tabcorp Holdings Ltd.	54,062	161,527
Telstra Corp. Ltd.	208,202	767,290
Transurban Group	31,358	191,627
Wesfarmers Ltd.	83,348	2,627,378
Westfield Group	106,812	1,027,456
Westfield Retail Trust	106,812	302,455
Westpac Banking Corp.	154,801	3,663,065
Woodside Petroleum Ltd.	41,730	1,517,030
Woolworths Ltd.	103,862	2,804,775

		57,830,105
AUSTRIA—0.18%
Erste Group Bank AG	2,880	66,307
IMMOEAST AG Escrow(a)(c)	54,189	7
IMMOFINANZ AG(a)	118,286	415,816
OMV AG	11,788	399,021
Raiffeisen International Bank Holding AG(b)	4,242	140,840
Vienna Insurance Group AG	7,422	302,560
voestalpine AG	12,732	412,102

		1,736,653
BELGIUM—0.62%
Ageas	215,060	391,384

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Anheuser-Busch InBev NV	39,869	2,873,250
Delhaize Group SA	5,894	286,882
Groupe Bruxelles Lambert SA	14,968	1,038,289
KBC Groep NV	12,260	237,072
Solvay SA	5,777	702,910
UCB SA	10,146	473,833

		6,003,620
BRAZIL—1.31%
ALL - America Latina Logistica SA	24,000	109,972
Banco do Brasil SA	36,000	448,123
Banco Santander (Brasil) SA Units	48,000	393,771
BM&F Bovespa SA	84,000	475,363
BR Malls Participacoes SA	24,000	300,016
BRF - Brasil Foods SA	36,000	662,303
BRF - Brasil Foods SA SP ADR	36,386	670,594
CCR SA	24,000	187,510
Centrais Eletricas Brasileiras SA	12,000	103,257
CETIP SA - Mercados Organizados	12,000	186,053
Cielo SA	14,360	433,612
Companhia de Saneamento Basico do Estado de Sao Paulo	5,800	229,146
Companhia Siderurgica Nacional SA	36,000	310,722
CPFL Energia SA	24,000	337,645
EDP Energias do Brasil SA	36,000	253,328
Embraer SA	48,000	416,576
Fibria Celulose SA(a)	12,000	97,176
JBS SA(a)	24,000	95,022
OGX Petroleo e Gas Participacoes SA(a)	72,000	502,856
Oi SA	2,217	15,087
PDG Realty SA Empreendimentos e Participacoes(a)	72,000	171,039
Petroleo Brasileiro SA	156,000	1,843,868
Redecard SA	12,000	203,347
Souza Cruz SA	12,000	188,080
TIM Participacoes SA	60,000	359,183
TIM Participacoes SA SP ADR	28,757	860,697
Tractebel Energia SA	12,000	208,098
Ultrapar Participacoes SA	24,000	548,593
Usinas Siderurgicas de Minas Gerais SA	12,000	115,293
Vale SA	84,000	1,889,036

		12,615,366
CANADA—8.13%
Agnico-Eagle Mines Ltd.	8,141	325,162
Agrium Inc.	11,080	975,942
ARC Resources Ltd.	42,674	878,576
Athabasca Oil Sands Corp.(a)	12,300	144,420
Bank of Montreal	39,612	2,352,382
Bank of Nova Scotia	74,268	4,119,527
Barrick Gold Corp.	62,008	2,508,062
Baytex Energy Corp.	2,118	111,929
BCE Inc.	2,243	90,860
Bombardier Inc. Class B	129,208	546,677
Brookfield Asset Management Inc. Class A	38,314	1,264,271
Brookfield Office Properties Inc.	17,800	322,326
Cameco Corp.	28,526	631,184
Canadian Imperial Bank of Commerce	23,576	1,778,551
Canadian National Railway Co.	27,464	2,343,454
Canadian Natural Resources Ltd.	80,404	2,793,122
Canadian Oil Sands Ltd.	30,414	672,036
Canadian Pacific Railway Ltd.	9,428	729,562
Canadian Tire Corp. Ltd. Class A	8,838	618,065

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Canadian Utilities Ltd. Class A	2,826	199,060
Cenovus Energy Inc.	30,650	1,112,205
Centerra Gold Inc.	3,062	39,641
Crescent Point Energy Corp.	6,000	262,118
Eldorado Gold Corp.	63,778	903,783
Empire Co. Ltd. Class A	2,472	145,475
Enbridge Inc.	60,362	2,528,856
Encana Corp.	18,000	376,962
Enerplus Corp.	26,644	492,993
Fairfax Financial Holdings Ltd.	840	344,341
Finning International Inc.	22,632	632,262
First Quantum Minerals Ltd.	37,724	783,538
Fortis Inc.	14,850	514,966
Franco-Nevada Corp.	4,006	179,671
George Weston Ltd.	4,006	255,983
Gildan Activewear Inc.	6,248	179,924
Goldcorp Inc.	47,506	1,819,072
Great-West Lifeco Inc.	33,397	845,108
H&R Real Estate Investment Trust	8,366	206,620
Husky Energy Inc.	28,644	747,159
IAMGOLD Corp.	16,974	210,468
Imperial Oil Ltd.	27,346	1,272,982
Ivanhoe Mines Ltd.(a)	28,236	329,532
Kinross Gold Corp.	87,492	783,748
Magna International Inc. Class A	16,266	712,744
Manulife Financial Corp.	112,588	1,539,616
Metro Inc. Class A	1,764	97,311
National Bank of Canada	6,130	478,388
New Gold Inc.(a)	16,738	152,479
Nexen Inc.	41,140	794,942
Niko Resources Ltd.	6,602	278,127
Onex Corp.	1,528	60,675
Open Text Corp.(a)	938	52,580
Osisko Mining Corp.(a)	24,638	253,625
Pacific Rubiales Energy Corp.	24,284	696,603
Pembina Pipeline Corp.	9,360	283,088
Penn West Petroleum Ltd.	50,220	860,595
Potash Corp. of Saskatchewan Inc.	61,182	2,600,986
Power Corp. of Canada	32,066	887,702
Power Financial Corp.	25,582	766,463
Research In Motion Ltd.(a)	32,184	460,307
RioCan Real Estate Investment Trust	33,600	923,026
Ritchie Bros. Auctioneers Inc.	20,508	433,845
Rogers Communications Inc. Class B	29,470	1,099,812
Royal Bank of Canada	92,900	5,368,350
Saputo Inc.	6,961	325,309
Shaw Communications Inc. Class B	35,128	723,929
Shoppers Drug Mart Corp.	11,906	512,900
Silver Wheaton Corp.	35,246	1,075,985
Sino-Forest Corp. Class A(a)(c)	4,256	—
SNC-Lavalin Group Inc.	13,563	509,874
Sun Life Financial Inc.	60,126	1,474,014
Suncor Energy Inc.	113,532	3,749,733
Talisman Energy Inc.	94,900	1,241,063
Teck Resources Ltd. Class B	30,060	1,121,526
TELUS Corp. NVS	13,788	809,039
Thomson Reuters Corp.	19,124	571,426
Tim Hortons Inc.	14,968	863,885
Toronto-Dominion Bank (The)	41,966	3,546,476
Tourmaline Oil Corp.(a)	12,300	296,435
TransAlta Corp.	10,372	171,965
TransCanada Corp.	51,872	2,281,853
Valeant Pharmaceuticals International Inc.(a)	18,154	1,009,729
Viterra Inc.	9,664	155,630
Yamana Gold Inc.	41,060	602,216

		78,216,826

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

CHILE—0.39%
Banco Santander (Chile) SA	2,049,822	162,023
Banco Santander (Chile) SA SP ADR	3,480	284,699
Cencosud SA	3,062	19,467
CorpBanca SA	8,799,468	119,511
CorpBanca SA SP ADR	7,440	149,618
Empresa Nacional de Electricidad SA	98,490	179,424
Empresas Copec SA	466	7,570
Enersis SA	1,013,694	414,599
Enersis SA SP ADR	40,680	824,584
LAN Airlines SA	12,158	343,977
LAN Airlines SA SP ADR(b)	38,160	1,075,730
Sociedad Quimica y Minera de Chile SA Series B SP ADR	2,640	153,886

		3,735,088
CHINA—4.42%
Air China Ltd. Class H(a)	482,000	349,800
Angang Steel Co. Ltd. Class H(a)	240,000	164,274
Anhui Conch Cement Co. Ltd. Class H(a)	180,000	603,268
Anta Sports Products Ltd.(b)	241,000	238,274
AviChina Industry & Technology Co. Ltd. Class H	492,000	227,045
Bank of China Ltd. Class H	2,944,000	1,233,347
Bank of Communications Co. Ltd. Class H	516,800	399,704
Beijing Capital International Airport Co. Ltd. Class H	246,000	160,771
Belle International Holdings Ltd.(b)	466,000	914,250
Bosideng International Holdings Ltd.	482,000	139,174
Brilliance China Automotive Holdings Ltd.(a)	246,000	267,000
China Construction Bank Corp. Class H	2,668,050	2,077,280
China COSCO Holdings Co. Ltd. Class H	120,500	69,898
China Dongxiang (Group) Co. Ltd.(b)	348,000	47,101
China Gas Holdings Ltd.	240,000	119,416
China Life Insurance Co. Ltd. Class H(a)	600,000	1,624,182
China Mengniu Dairy Co. Ltd.	123,000	380,523
China Merchants Bank Co. Ltd. Class H(a)	120,500	261,573
China Merchants Holdings (International) Co. Ltd.	240,000	776,514
China Mobile Ltd.	420,000	4,653,282
China National Building Material Co. Ltd. Class H(a)	246,000	332,323
China Overseas Land & Investment Ltd.	240,000	520,357
China Petroleum & Chemical Corp. Class H	720,000	775,895
China Resources Cement Holdings Ltd.(b)	246,000	195,335
China Resources Enterprise Ltd.(b)	240,000	872,418
China Resources Land Ltd.(b)	240,000	462,196
China Shanshui Cement Group Ltd.	123,000	99,729
China Shenhua Energy Co. Ltd. Class H(a)	351,000	1,558,693
China Shipping Development Co. Ltd. Class H(a)	480,000	312,462
China State Construction International Holdings Ltd.	246,000	227,362
China Telecom Corp. Ltd. Class H(a)	246,000	132,549
China Unicom (Hong Kong) Ltd.	240,000	426,928
China Vanke Co. Ltd. Class B	100	134
CITIC Pacific Ltd.(b)	120,000	197,686
CNOOC Ltd.	1,174,000	2,503,040
Country Garden Holdings Co. Ltd.(a)	348,000	151,173
Dongfang Electric Corp. Ltd. Class H(a)	24,600	67,067
Dongfeng Motor Group Co. Ltd. Class H	482,000	950,611
Dongyue Group Ltd.(a)	123,000	92,118
Evergrande Real Estate Group Ltd.(b)	466,000	269,710
Fosun International Ltd.(b)	646,000	386,380

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Franshion Properties (China) Ltd.(b)	696,000	191,994
GCL-Poly Energy Holdings Ltd.(b)	466,000	120,739
Geely Automobile Holdings Ltd.(b)	615,000	229,106
Golden Eagle Retail Group Ltd.(b)	123,000	322,652
GOME Electrical Appliances Holdings Ltd.(b)	825,320	148,941
Great Wall Motor Co. Ltd. Class H(a)	140,500	303,539
Guangdong Investment Ltd.	240,000	176,649
Guangzhou Automobile Group Co. Ltd. Class H(a)	301,449	334,566
Guangzhou R&F Properties Co. Ltd. Class H	96,400	128,736
Huaneng Power International Inc. Class H(a)	240,000	142,309
Industrial and Commercial Bank of China Ltd. Class H	3,568,285	2,382,613
Jiangxi Copper Co. Ltd. Class H	348,000	841,543
Kingboard Chemical Holdings Co. Ltd.	120,000	336,438
Lenovo Group Ltd.	720,000	692,366
Longfor Properties Co. Ltd.(a)(b)	61,500	97,826
Parkson Retail Group Ltd.(b)	174,000	194,685
PetroChina Co. Ltd. Class H	1,200,000	1,819,084
PICC Property and Casualty Co. Ltd. Class H	257,000	322,337
Ping An Insurance (Group) Co. of China Ltd. Class H	180,000	1,505,849
Poly (Hong Kong) Investments Ltd.(a)(b)	241,226	126,245
Renhe Commercial Holdings Co. Ltd.(b)	1,404,000	81,441
Shimao Property Holdings Ltd.	120,500	159,367
Shougang Fushan Resources Group Ltd.	240,000	84,148
Shui On Land Ltd.	233,000	97,612
Sino-Ocean Land Holdings Ltd.	351,000	163,787
Sinofert Holdings Ltd.(b)	696,000	151,621
Sinopec Shanghai Petrochemical Co. Ltd. Class H	960,000	334,118
SOHO China Ltd.(b)	233,000	181,108
Tencent Holdings Ltd.	82,000	2,576,984
Tingyi (Cayman Islands) Holding Corp.(b)	240,000	640,392
Tsingtao Brewery Co. Ltd. Class H	18,000	109,284
Want Want China Holdings Ltd.(b)	702,000	861,466
Yanzhou Coal Mining Co. Ltd. Class H(a)	240,000	501,795
Yuexiu Property Co. Ltd.	480,000	107,660
Zhaojin Mining Industry Co. Ltd. Class H	61,500	86,093
Zhuzhou CSR Times Electric Co. Ltd. Class H	123,000	348,813
Zijin Mining Group Co. Ltd. Class H(a)	525,000	171,216
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H(b)	122,240	182,468

		42,498,432
COLOMBIA—0.14%
Bancolombia SA SP ADR	20,043	1,359,517

		1,359,517
CZECH REPUBLIC—0.26%
CEZ AS	32,892	1,326,353
Komercni Banka AS	6,484	1,192,383

		2,518,736
DENMARK—0.85%
Carlsberg A/S Class B	1,174	101,180
Coloplast A/S Class B	4,242	784,920
Danske Bank A/S(a)	42,674	692,815
Novo Nordisk A/S Class B	29,942	4,416,279
Novozymes A/S Class B	37,252	976,941
TrygVesta A/S	7,894	440,307
Vestas Wind Systems A/S(a)(b)	12,732	112,379
William Demant Holding A/S(a)(b)	7,068	667,119

		8,191,940

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

EGYPT—0.14%
Orascom Construction Industries SAE SP GDR	15,974	704,453
Orascom Telecom Holding SAE SP GDR(a)(d)	158,693	444,340
Orascom Telecom Media and Technology Holding SAE SP GDR(d)	153,405	173,348

		1,322,141
FINLAND—0.48%
Fortum OYJ	22,514	484,224
Kone OYJ Class B	14,850	918,858
Metso OYJ	3,062	131,308
Neste Oil OYJ	29,470	348,315
Nokia OYJ	241,684	868,156
Nokian Renkaat OYJ	17,564	832,934
Sampo OYJ Class A	36,308	965,914
UPM-Kymmene OYJ	5,304	67,884

		4,617,593
FRANCE—5.75%
Accor SA	4,124	142,435
Aeroports de Paris	4,832	406,491
Alcatel-Lucent(a)(b)	181,681	279,900
ALSTOM	4,950	176,761
ArcelorMittal	57,176	988,698
Arkema SA	2,708	239,817
AXA(a)	112,942	1,599,483
BNP Paribas SA	64,014	2,571,425
Bouygues SA	14,968	406,520
Cap Gemini SA	10,962	427,863
Carrefour SA	47,978	963,632
Casino Guichard-Perrachon SA(a)	5,068	497,648
CNP Assurances SA	16,148	226,550
Compagnie de Saint-Gobain	37,853	1,585,425
Compagnie Generale de Geophysique-Veritas(a)	11,198	318,802
Compagnie Generale des Etablissements Michelin Class B	19,493	1,455,633
Credit Agricole SA	68,138	350,185
Danone SA	30,799	2,166,607
Dassault Systemes SA	1,200	116,451
Edenred SA	6,012	192,007
Electricite de France	8,484	179,496
Essilor International SA	18,626	1,640,373
European Aeronautic Defence and Space Co. NV	10,200	402,644
Eutelsat Communications	5,068	180,371
Fonciere des Regions	1,248	96,712
France Telecom SA	127,562	1,744,906
GDF Suez	91,012	2,094,780
Gecina SA	4,124	382,246
Groupe Eurotunnel SA Registered	20,862	175,529
L’Air Liquide SA	18,513	2,380,944
L’Oreal SA	21,806	2,623,206
Legrand SA	30,414	1,026,488
LVMH Moet Hennessy Louis Vuitton SA	11,316	1,874,408
Neopost SA	5,658	325,269
Pernod Ricard SA	6,992	725,626
PPR SA	7,304	1,221,452
PSA Peugeot Citroen SA	6,394	76,757
Publicis Groupe SA	16,266	838,764
Renault SA	19,334	878,360
Sanofi	68,256	5,209,016
Schneider Electric SA(a)	28,080	1,724,840
SCOR SE	29,116	769,766

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

SES SA Class A FDR	11,418	273,381
Societe Generale	41,772	987,431
Sodexo	10,726	854,055
STMicroelectronics NV	27,936	158,437
Suez Environnement SA	12,614	177,888
Technip SA	8,838	999,320
Total SA	119,190	5,690,183
Unibail-Rodamco SE	2,118	395,823
Vallourec SA	11,788	708,799
Veolia Environnement	28,762	421,222
Vinci SA	34,420	1,594,480
Vivendi SA	74,622	1,379,266
Wendel	702	52,515

		55,377,086
GERMANY—5.49%
Adidas AG	3,840	320,193
Allianz SE Registered	32,302	3,598,973
BASF SE	64,604	5,317,656
Bayer AG Registered	38,400	2,704,361
Bayerische Motoren Werke AG	15,558	1,478,696
Celesio AG	11,788	203,216
Commerzbank AG(a)	145,560	314,992
Continental AG	3,888	376,787
Daimler AG Registered	61,890	3,421,159
Deutsche Bank AG Registered	65,902	2,867,072
Deutsche Boerse AG	17,564	1,102,597
Deutsche Telekom AG Registered	212,680	2,397,472
E.ON AG	118,128	2,675,901
Fresenius Medical Care AG & Co. KGaA	20,626	1,464,074
Fresenius SE & Co. KGaA	6,720	670,627
GEA Group AG	33,600	1,108,669
HeidelbergCement AG	3,888	213,738
Hochtief AG	9,900	580,338
Infineon Technologies AG	24,166	240,558
K+S AG Registered	18,422	920,559
Kabel Deutschland Holding AG(a)	9,546	601,407
LANXESS AG	702	55,887
Linde AG	17,800	3,046,203
MAN SE	2,354	297,356
Merck KGaA	6,961	764,698
METRO AG	18,508	597,096
Muenchener Rueckversicherungs-Gesellschaft AG Registered	16,030	2,326,389
RWE AG	31,058	1,334,944
Salzgitter AG	4,478	233,755
SAP AG	74,504	4,939,362
Siemens AG Registered	53,052	4,913,080
ThyssenKrupp AG	33,364	790,445
Volkswagen AG	4,124	703,850
Wacker Chemie AG(b)	3,180	256,279

		52,838,389
GREECE—0.02%
National Bank of Greece SA SP ADR(a)	81,092	184,890

		184,890
HONG KONG—2.13%
AIA Group Ltd.	305,600	1,087,243
Bank of East Asia Ltd. (The)	145,800	544,089
BOC Hong Kong (Holdings) Ltd.	469,000	1,453,959

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Cathay Pacific Airways Ltd.	240,000	407,128
Cheung Kong (Holdings) Ltd.	120,000	1,596,339
Cheung Kong Infrastructure Holdings Ltd.	120,000	712,320
CLP Holdings Ltd.	120,500	1,032,158
Galaxy Entertainment Group Ltd.(a)	120,000	375,109
Hang Seng Bank Ltd.	72,000	989,359
Henderson Land Development Co. Ltd.	120,000	683,703
Hong Kong and China Gas Co. Ltd. (The)	360,893	922,963
Hong Kong Exchanges and Clearing Ltd.	58,400	934,219
Hutchison Whampoa Ltd.	120,000	1,154,716
Li & Fung Ltd.	482,000	1,031,382
Link REIT (The)	61,500	256,060
MTR Corp. Ltd.	174,000	619,045
New World Development Co. Ltd.	240,000	299,159
Orient Overseas International Ltd.	61,500	420,161
Power Assets Holdings Ltd.	180,000	1,345,751
Sands China Ltd.	96,400	379,002
Shangri-La Asia Ltd.	250,666	532,497
SJM Holdings Ltd.	241,000	529,360
Sun Hung Kai Properties Ltd.	120,000	1,447,843
Swire Pacific Ltd. Class A	61,500	726,561
Wharf (Holdings) Ltd. (The)	120,000	716,187
Wynn Macau Ltd.	96,400	309,414

		20,505,727
HUNGARY—0.11%
MOL Hungarian Oil and Gas PLC(a)	6,961	576,330
OTP Bank Nyrt	13,788	242,981
Richter Gedeon Nyrt	1,528	264,928

		1,084,239
INDIA—1.45%
Axis Bank Ltd. SP GDR(d)	54,165	1,135,298
Dr. Reddy’s Laboratories Ltd. SP ADR	22,278	753,665
HDFC Bank Ltd. SP ADR	76,459	2,624,838
ICICI Bank Ltd. SP ADR	59,794	2,026,419
Infosys Ltd. SP ADR(b)	43,946	2,080,843
Larsen & Toubro Ltd. SP GDR(d)	40,168	939,128
Mahindra & Mahindra Ltd. SP GDR(b)	38,668	525,498
Ranbaxy Laboratories Ltd. SP GDR(a)(d)	35,246	338,890
Reliance Industries Ltd. SP GDR(e)	44,583	1,258,132
State Bank of India SP GDR	3,298	268,127
Sterlite Industries (India) Ltd. SP ADR	26,526	217,248
Tata Motors Ltd. SP ADR(b)	32,951	980,292
Wipro Ltd. SP ADR	84,121	812,609

		13,960,987
INDONESIA—0.82%
PT Astra International Tbk	61,500	475,110
PT Bank Central Asia Tbk	1,767,000	1,538,110
PT Bank Mandiri (Persero) Tbk	1,472,242	1,185,419
PT Bank Rakyat Indonesia (Persero) Tbk	1,531,000	1,107,791
PT Bumi Resources Tbk	831,000	183,099
PT Charoen Pokphand Indonesia Tbk	233,000	69,719
PT Gudang Garam Tbk	61,500	396,148
PT Indosat Tbk	360,422	190,202
PT Kalbe Farma Tbk	410,000	179,560
PT Perusahaan Gas Negara (Persero) Tbk	1,472,000	536,554
PT Semen Gresik (Persero) Tbk	540,000	713,889
PT Telekomunikasi Indonesia Tbk	764,000	706,599

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

PT United Tractors Tbk	180,045	579,874

		7,862,074
IRELAND—0.25%
CRH PLC	40,708	825,158
Elan Corp. PLC(a)	50,102	692,965
Irish Bank Resolution Corp. Ltd.(a)(c)	64,486	9
Kerry Group PLC Class A	19,216	878,340

		2,396,472
ISRAEL—0.45%
Delek Group Ltd. (The)	3,534	688,706
Elbit Systems Ltd.(b)	17,446	636,032
Israel Chemicals Ltd.	18,862	215,999
Israel Corp. Ltd. (The)	120	78,270
Israel Discount Bank Ltd. Class A(a)(b)	307,131	398,210
NICE Systems Ltd.(a)	4,124	156,145
Teva Pharmaceutical Industries Ltd.	47,163	2,130,841

		4,304,203
ITALY—1.44%
Assicurazioni Generali SpA	89,835	1,223,492
Banca Monte dei Paschi di Siena SpA	201,600	71,590
Banco Popolare SpA	41,258	61,269
Enel Green Power SpA	31,680	51,155
Enel SpA	271,061	889,732
Eni SpA	172,124	3,820,452
Exor SpA	28,060	652,529
Fiat Industrial SpA	72,761	825,315
Fiat SpA(a)	79,460	383,658
Intesa Sanpaolo SpA	722,304	1,092,714
Intesa Sanpaolo SpA RNC	82,779	110,548
Luxottica Group SpA	14,025	502,123
Mediobanca SpA	85,305	416,621
Saipem SpA	17,092	844,257
Snam SpA	30,600	145,559
Telecom Italia SpA(a)	732,782	832,636
Telecom Italia SpA RNC(a)	274,812	258,246
Tenaris SA	24,680	477,892
Terna SpA	12,840	47,754
UniCredit SpA	249,360	992,101
Unione di Banche Italiane ScpA	32,791	121,782

		13,821,425
JAPAN—14.46%
Advantest Corp.	12,000	201,390
AEON Co. Ltd.	48,000	627,616
AEON Credit Service Co. Ltd.	12,000	210,408
AEON Mall Co. Ltd.	12,300	274,360
Aisin Seiki Co. Ltd.	24,100	858,418
Ajinomoto Co. Inc.	12,000	155,251
All Nippon Airways Co. Ltd.(b)	120,000	351,681
Amada Co. Ltd.	120,000	820,590
Asahi Glass Co. Ltd.	120,000	951,343
Asahi Group Holdings Ltd.	48,000	1,083,900
Asahi Kasei Corp.	120,000	745,444
Astellas Pharma Inc.	36,000	1,463,085
Bridgestone Corp.	60,000	1,431,524
Canon Inc.	60,000	2,757,843

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Casio Computer Co. Ltd.(a)(b)	61,600	412,750
Chubu Electric Power Co. Inc.	36,000	589,743
Chugai Pharmaceutical Co. Ltd.	24,000	434,041
Chugoku Electric Power Co. Inc. (The)	12,000	206,350
Citizen Holdings Co. Ltd.	60,000	377,982
Coca-Cola West Co. Ltd.	24,000	435,243
Cosmo Oil Co. Ltd.	241,000	670,073
Credit Saison Co. Ltd.	24,000	518,204
Dai-ichi Life Insurance Co. Ltd. (The)	241	305,457
Daido Steel Co. Ltd.	14,000	87,495
Daiichi Sankyo Co. Ltd.	58,400	1,004,967
Daikin Industries Ltd.	24,100	641,097
Dainippon Sumitomo Pharma Co. Ltd.	60,000	602,668
Daito Trust Construction Co. Ltd.	2,600	234,780
Daiwa Securities Group Inc.	120,000	456,885
Dena Co. Ltd.	12,300	385,583
Denso Corp.	36,000	1,176,329
Dentsu Inc.	12,000	370,167
East Japan Railway Co.	24,000	1,496,900
Eisai Co. Ltd.	24,100	941,725
Electric Power Development Co. Ltd.	12,000	333,045
FANUC Corp.	12,000	2,042,457
Fast Retailing Co. Ltd.	1,300	291,928
FUJIFILM Holdings Corp.	34,800	743,986
Fujitsu Ltd.	120,000	586,136
Gree Inc.	12,300	331,358
Gunma Bank Ltd. (The)	241,000	1,225,449
Hachijuni Bank Ltd. (The)	241,000	1,316,000
Hino Motors Ltd.	13,000	92,805
Hitachi Construction Machinery Co. Ltd.	24,000	525,117
Hitachi High-Technologies Corp.	12,000	303,137
Hitachi Ltd.	240,000	1,538,982
Hokkaido Electric Power Co. Inc.	12,000	168,927
Hokuriku Electric Power Co.	12,000	205,448
Honda Motor Co. Ltd.	96,000	3,481,946
Hoya Corp.	48,000	1,106,143
IBIDEN Co. Ltd.	12,000	247,830
Idemitsu Kosan Co. Ltd.	1,200	110,915
IHI Corp.	348,000	845,538
INPEX Corp.	120	796,543
Isuzu Motors Ltd.	120,000	689,837
ITOCHU Corp.	152,800	1,733,819
Japan Petroleum Exploration Co. Ltd.	12,300	564,588
Japan Prime Realty Investment Corp.	348	1,002,006
Japan Retail Fund Investment Corp.	466	744,129
Japan Tobacco Inc.	240	1,333,083
JFE Holdings Inc.	24,100	456,072
JSR Corp.	24,000	476,724
JTEKT Corp.	36,000	398,121
JX Holdings Inc.	117,400	666,068
Kansai Electric Power Co. Inc. (The)	48,000	696,149
Kao Corp.	24,000	645,350
Kawasaki Heavy Industries Ltd.	241,000	730,440
Kawasaki Kisen Kaisha Ltd.(a)	120,000	255,495
KDDI Corp.	120	789,029
Keio Corp.	120,000	868,683
Kintetsu Corp.(b)	120,000	423,821
Kirin Holdings Co. Ltd.	6,000	76,799
Kobe Steel Ltd.	360,000	518,505
Komatsu Ltd.	60,000	1,739,621
Konica Minolta Holdings Inc.	61,500	503,738
Kubota Corp.	120,000	1,166,260
Kuraray Co. Ltd.	60,000	859,666

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Kurita Water Industries Ltd.	24,100	591,898
Kyocera Corp.	12,300	1,210,821
Kyushu Electric Power Co. Inc.	24,000	318,918
Mabuchi Motor Co. Ltd.	12,300	518,373
Marubeni Corp.	120,000	838,625
Mazda Motor Corp.(a)	120,000	196,881
Meiji Holdings Co. Ltd.	12,395	550,320
Mitsubishi Chemical Holdings Corp.	120,500	636,871
Mitsubishi Corp.	105,600	2,305,226
Mitsubishi Electric Corp.	120,000	1,062,559
Mitsubishi Estate Co. Ltd.	120,000	2,140,147
Mitsubishi Gas Chemical Co. Inc.	120,000	790,532
Mitsubishi Heavy Industries Ltd.	241,000	1,098,679
Mitsubishi Motors Corp.(a)	240,000	270,524
Mitsubishi UFJ Financial Group Inc.	824,800	3,997,716
Mitsui & Co. Ltd.	60,000	942,326
Mitsui Chemicals Inc.	120,000	347,173
Mitsui Fudosan Co. Ltd.	51,000	943,415
Mitsui O.S.K. Lines Ltd.	120,000	468,909
Mizuho Financial Group Inc.	978,600	1,556,543
Murata Manufacturing Co. Ltd.	24,100	1,386,931
Nabtesco Corp.	12,300	265,271
Namco Bandai Holdings Inc.	12,300	176,848
NEC Corp.(a)	170,000	308,723
Nidec Corp.	12,000	1,082,097
Nikon Corp.	12,000	359,647
Nintendo Co. Ltd.	12,000	1,638,174
Nippon Building Fund Inc.	9	85,779
Nippon Steel Corp.	241,000	606,688
Nippon Telegraph and Telephone Corp.	36,000	1,634,417
Nishi-Nippon City Bank Ltd. (The)	241,000	636,871
Nissan Motor Co. Ltd.	117,400	1,229,212
Nisshin Seifun Group Inc.	12,500	153,109
Nisshin Steel Co. Ltd.	240,000	339,658
Nitto Denko Corp.	12,300	509,900
Nomura Holdings Inc.	235,400	972,910
Nomura Real Estate Holdings Inc.	12,300	216,746
NSK Ltd.	120,000	832,613
NTN Corp.	120,000	458,388
NTT DoCoMo Inc.	720	1,228,180
NTT Urban Development Corp.	123	95,048
Olympus Corp.(a)	12,000	189,367
Omron Corp.	36,000	769,641
Ono Pharmaceutical Co. Ltd.	12,300	696,299
ORIX Corp.	6,000	577,118
Osaka Gas Co. Ltd.	120,000	485,441
Panasonic Corp.	117,400	914,557
Rakuten Inc.	584	650,961
Resona Holdings Inc.	105,600	450,994
Ricoh Co. Ltd.	120,000	1,088,108
Sanrio Co. Ltd.	2,700	118,862
Santen Pharmaceutical Co. Ltd.	24,100	1,006,619
Secom Co. Ltd.	12,300	585,384
Seiko Epson Corp.	24,100	324,774
Seven & I Holdings Co. Ltd.	60,000	1,820,778
Sharp Corp.	120,000	775,503
Shikoku Electric Power Co. Inc.	12,000	310,051
Shin-Etsu Chemical Co. Ltd.	36,000	2,092,053
Shiseido Co. Ltd.	12,000	210,708
Showa Shell Sekiyu K.K.	60,000	379,485
SMC Corp.	3,200	537,441
SoftBank Corp.	72,000	2,160,586
Sony Corp.	72,000	1,186,699

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Stanley Electric Co. Ltd.	24,000	370,017
Sumitomo Chemical Co. Ltd.	120,000	497,464
Sumitomo Corp.	105,600	1,507,721
Sumitomo Heavy Industries Ltd.	120,000	622,206
Sumitomo Metal Industries Ltd.	240,000	435,844
Sumitomo Mitsui Financial Group Inc.	84,000	2,718,467
Sumitomo Rubber Industries Inc.	12,000	167,124
Suzuki Motor Corp.	12,000	285,102
Taiyo Nippon Sanso Corp.	120,000	832,613
Takeda Pharmaceutical Co. Ltd.	48,000	2,095,059
TDK Corp.	12,300	650,085
Terumo Corp.	12,300	566,128
THK Co. Ltd.	36,000	723,201
Toho Gas Co. Ltd.	23,000	138,844
Tohoku Electric Power Co. Inc.(a)	24,000	252,189
Tokio Marine Holdings Inc.	36,000	928,349
Tokyo Electric Power Co. Inc. (The)(a)	72,000	180,349
Tokyo Electron Ltd.	12,300	686,286
Tokyo Gas Co. Ltd.	120,000	580,124
Tokyu Corp.	68,000	318,517
Tokyu Land Corp.	120,000	583,130
TonenGeneral Sekiyu K.K.	14,000	131,505
Toray Industries Inc.	120,000	927,297
Toshiba Corp.	241,000	993,037
Toyo Seikan Kaisha Ltd.	48,000	644,449
Toyo Suisan Kaisha Ltd.	4,000	102,699
Toyota Industries Corp.	24,100	686,071
Toyota Motor Corp.	180,000	7,450,686
Toyota Tsusho Corp.	24,000	478,828
Ube Industries Ltd.	241,000	618,761
Ushio Inc.	24,000	315,311
USS Co. Ltd.	2,400	244,373
West Japan Railway Co.	12,000	493,707
Yahoo! Japan Corp.	1,174	353,031
Yamada Denki Co. Ltd.	2,400	156,303
Yamaha Motor Co. Ltd.	24,000	323,126
Yamato Holdings Co. Ltd.	12,000	185,910
Yamazaki Baking Co. Ltd.	7,000	103,713
Yokogawa Electric Corp.	60,000	580,124

		139,175,830
MALAYSIA—0.49%
Alliance Financial Group Bhd	84,000	109,650
Axiata Group Bhd	48,000	84,230
British American Tobacco (Malaysia) Bhd	12,000	220,251
Bumi Armada Bhd(a)	60,000	79,114
CIMB Group Holdings Bhd	276,000	675,863
DiGi.Com Bhd	180,000	240,317
Genting Bhd	96,000	328,037
Genting Malaysia Bhd	36,000	45,684
Hong Leong Bank Bhd	24,000	96,920
Hong Leong Financial Group Bhd	12,000	47,350
IOI Corp. Bhd	48,000	82,802
Kuala Lumpur Kepong Bhd	24,000	187,495
Malayan Banking Bhd	180,000	513,351
Malaysia Airports Holdings Bhd	48,000	91,844
Maxis Communications Bhd	132,000	266,966
Petronas Chemicals Group Bhd	132,000	284,851
Petronas Dagangan Bhd	12,000	76,775
Petronas Gas Bhd	60,000	332,717
PPB Group Bhd	12,000	66,305
Public Bank Bhd Foreign	60,000	271,249

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Sime Darby Bhd	120,000	386,253
Tenaga Nasional Bhd	84,000	178,493
YTL Corp. Bhd	12,300	6,585

		4,673,102
MEXICO—1.33%
Alfa SAB de CV Series A	24,000	343,120
America Movil SAB de CV Series L	2,640,800	3,526,738
Cemex SAB de CV CPO(a)	847,208	612,288
Compartamos SAB de CV(b)	89,000	108,662
Fomento Economico Mexicano SAB de CV BD Units	240,000	1,953,723
Grupo Elektra SA de CV	2,920	180,927
Grupo Financiero Banorte SAB de CV Series O	164,600	798,667
Grupo Financiero Inbursa SAB de CV Series O	24,100	52,975
Grupo Mexico SAB de CV Series B	309,229	955,512
Grupo Modelo SAB de CV Series C	164,600	1,164,148
Grupo Televisa SAB CPO	36,000	157,961
Industrias Penoles SAB de CV	2,330	109,098
Kimberly-Clark de Mexico SAB de CV Series A	423,800	865,420
Wal-Mart de Mexico SAB de CV Series V	684,000	1,958,936

		12,788,175
NETHERLANDS—1.48%
AEGON NV(a)	147,963	683,273
Akzo Nobel NV	26,408	1,415,044
ASML Holding NV	29,542	1,503,016
Heineken NV	14,142	773,319
ING Groep NV CVA(a)	266,008	1,875,502
Koninklijke Ahold NV	100,210	1,270,889
Koninklijke DSM NV	23,576	1,351,601
Koninklijke KPN NV	105,278	944,869
Koninklijke Philips Electronics NV(a)	75,277	1,494,493
Reed Elsevier NV	5,880	69,334
TNT Express NV	15,296	185,444
Unilever NV CVA	78,240	2,678,956

		14,245,740
NEW ZEALAND—0.10%
Auckland International Airport Ltd.	227,536	470,981
Fletcher Building Ltd.	40,202	205,899
Telecom Corp. of New Zealand Ltd.	130,541	280,890

		957,770
NORWAY—0.54%
Aker Solutions ASA	15,794	268,134
DNB ASA	46,922	505,396
Gjensidige Forsikring ASA	11,080	124,758
Norsk Hydro ASA	18,036	87,656
Orkla ASA	10,136	74,388
Seadrill Ltd.	16,680	644,971
Statoil ASA	67,617	1,803,639
Subsea 7 SA(a)	17,800	460,820
Telenor ASA	31,307	574,947
Yara International ASA	12,378	606,546

		5,151,255
PERU—0.17%
Compania de Minas Buenaventura SA SP ADR	17,800	734,606

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Credicorp Ltd.	5,894	771,584
Southern Copper Corp.	2,616	86,014

		1,592,204
PHILIPPINES—0.34%
Bank of the Philippine Islands	1,002,108	1,749,298
Jollibee Foods Corp.	165,020	438,151
Metropolitan Bank & Trust Co.	496,103	1,073,989

		3,261,438
POLAND—0.20%
Bank Millennium SA	63,424	83,462
Bank Pekao SA	2,236	105,431
BRE Bank SA(a)	1,528	139,977
Cyfrowy Polsat SA(a)	59,942	264,390
Globe Trade Centre SA(a)	44,090	100,800
Kernel Holding SA(a)	11,198	246,781
Powszechna Kasa Oszczednosci Bank Polski SA	28,290	303,205
Synthos SA	89,714	173,531
Tauron Polska Energia SA	156,206	231,314
Telekomunikacja Polska SA	7,894	41,302
TVN SA	85,118	258,567

		1,948,760
PORTUGAL—0.18%
Banco Espirito Santo SA Registered(a)(b)	228,000	193,132
CIMPOR-Cimentos de Portugal SGPS SA	62,362	455,617
EDP Renovaveis SA(a)	13,200	56,221
Energias de Portugal SA	80,640	230,539
Galp Energia SGPS SA Class B	12,614	198,507
Jeronimo Martins SGPS SA	24,284	454,796
Portugal Telecom SGPS SA Registered	34,538	185,868

		1,774,680
RUSSIA—1.56%
Gazprom OAO SP ADR	327,752	3,782,258
LUKOIL OAO SP ADR	33,320	2,044,182
Magnit OJSC SP GDR(d)	18,508	541,914
Mechel OAO SP ADR(a)	22,986	199,748
MMC Norilsk Nickel OJSC SP ADR	39,306	697,288
Mobile TeleSystems OJSC SP ADR	19,452	380,481
NovaTek OAO SP GDR(d)	12,850	1,633,235
Novolipetsk Steel OJSC SP GDR(d)	17,564	379,382
Rosneft Oil Co. OJSC SP GDR(a)(d)	53,760	383,578
RusHydro OJSC SP ADR	64,172	223,319
Sberbank of Russia SP ADR	128,068	1,658,481
Sistema JSFC SP GDR(d)	20,862	396,378
Surgutneftegas OJSC SP ADR	140,653	1,400,904
Tatneft OAO SP ADR	5,712	211,344
TMK OAO SP GDR(d)	33,128	444,247
Uralkali OJSC SP GDR(d)	17,446	660,331

		15,037,070
SINGAPORE—1.27%
CapitaLand Ltd.	140,500	333,848
COSCO Corp. (Singapore) Ltd.(b)	241,000	201,596
DBS Group Holdings Ltd.	120,500	1,359,557
Genting Singapore PLC(a)	360,000	503,354

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Hutchison Port Holdings Trust	241,000	181,955
Keppel Corp. Ltd.	120,200	1,073,475
Neptune Orient Lines Ltd.(a)	481,250	480,355
Noble Group Ltd.	620,199	591,477
Oversea-Chinese Banking Corp. Ltd.	240,000	1,737,978
SembCorp Marine Ltd.(b)	241,000	989,477
Singapore Airlines Ltd.	120,000	1,037,744
Singapore Exchange Ltd.	123,000	666,047
Singapore Telecommunications Ltd.	480,000	1,210,378
United Overseas Bank Ltd.	120,000	1,866,968

		12,234,209
SOUTH AFRICA—1.77%
African Bank Investments Ltd.	257,242	1,289,504
Anglo American Platinum Ltd.	8,523	554,259
AngloGold Ashanti Ltd.	28,054	957,727
ArcelorMittal South Africa Ltd.	31,716	241,446
Aspen Pharmacare Holdings Ltd.(a)	49,866	808,779
FirstRand Ltd.	384,804	1,254,685
Foschini Group Ltd. (The)	11,316	188,032
Gold Fields Ltd.	73,330	935,767
Growthpoint Properties Ltd.	444,694	1,204,954
Harmony Gold Mining Co. Ltd.	56,586	552,269
Impala Platinum Holdings Ltd.	43,618	851,519
Imperial Holdings Ltd.	8,956	195,087
Kumba Iron Ore Ltd.	13,563	961,642
MMI Holdings Ltd.	62,722	141,708
MTN Group Ltd.	56,822	996,309
Naspers Ltd. Class N	18,272	1,104,432
Northam Platinum Ltd.	80,988	348,607
Pretoria Portland Cement Co. Ltd.	19,570	78,228
Redefine Properties Ltd.	975,040	1,037,926
RMB Holdings Ltd.	43,264	187,567
RMI Holdings Ltd.	43,264	97,133
Sappi Ltd.(a)	25,818	93,842
Sasol Ltd.	51,754	2,466,715
Shoprite Holdings Ltd.	7,186	124,617
Truworths International Ltd.	13,906	148,926
Woolworths Holdings Ltd.	34,420	215,887

		17,037,567
SOUTH KOREA—3.37%
AmorePacific Corp.	241	231,377
BS Financial Group Inc.	10,800	111,333
Celltrion Inc.	3,813	107,461
CJ CheilJedang Corp.	615	203,526
Daelim Industrial Co. Ltd.	840	78,045
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,600	100,980
DGB Financial Group Inc.	7,200	84,415
Dongbu Insurance Co. Ltd.(a)	2,400	95,989
E-Mart Co. Ltd.	1,230	292,229
GS Engineering & Construction Corp.	960	71,610
GS Holdings Corp.	2,640	139,227
Hana Financial Group Inc.	10,260	352,705
Hankook Tire Co. Ltd.	1,200	50,862
Honam Petrochemical Corp.	360	86,645
Hynix Semiconductor Inc.(a)	30,000	744,608
Hyundai Department Store Co. Ltd.	960	135,489
Hyundai Engineering & Construction Co. Ltd.	4,200	265,351
Hyundai Glovis Co. Ltd.	738	144,645
Hyundai Heavy Industries Co. Ltd.	2,520	631,045

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Hyundai Marine & Fire Insurance Co. Ltd.	3,600	92,379
Hyundai Mobis Co. Ltd.	3,120	848,933
Hyundai Motor Co. Ltd.(b)	9,120	2,166,769
Hyundai Steel Co.	1,680	146,575
Industrial Bank of Korea	7,200	79,637
Kangwon Land Inc.	4,920	105,572
KB Financial Group Inc.	24,000	817,609
Kia Motors Corp.	11,280	832,432
Korea Aerospace Industries Ltd.	2,400	59,569
Korea Electric Power Corp.(a)	79,200	1,520,752
Korea Exchange Bank	12,000	91,211
Korea Gas Corp.	1,200	46,880
Korea Zinc Co. Ltd.	600	194,315
KT Corp.	17,100	444,854
KT&G Corp.	6,541	449,138
LG Chem Ltd.	2,280	573,972
LG Corp.	6,000	305,807
LG Display Co. Ltd.(a)	42,000	925,384
LG Electronics Inc.	4,920	305,616
LG Household & Health Care Ltd.	840	440,765
LG Uplus Corp.	13,530	67,164
Lotte Confectionery Co. Ltd.	53	80,289
Lotte Shopping Co. Ltd.	480	149,081
NCsoft Corp.	720	186,670
NHN Corp.	2,460	557,248
OCI Co. Ltd.	360	68,169
ORION Corp.	369	293,208
POSCO	3,749	1,245,658
POSCO SP ADR(b)	15,060	1,253,745
S-Oil Corp.	2,400	207,906
S1 Corp.	3,240	161,982
Samsung C&T Corp.	6,120	415,897
Samsung Electro-Mechanics Co. Ltd.	3,720	360,438
Samsung Electronics Co. Ltd.	7,680	9,446,035
Samsung Engineering Co. Ltd.	1,440	273,952
Samsung Fire & Marine Insurance Co. Ltd.	1,560	298,162
Samsung Heavy Industries Co. Ltd.	6,000	221,391
Samsung Life Insurance Co. Ltd.	1,080	95,565
Samsung SDI Co. Ltd.	2,160	311,541
Shinhan Financial Group Co. Ltd.	23,940	836,748
SK C&C Co. Ltd.	480	39,712
SK Holdings Co. Ltd.	1,200	129,012
SK Innovation Co. Ltd.	3,360	469,753
SK Telecom Co. Ltd.	4,440	530,384
Woongjin Coway Co. Ltd.	2,400	76,876
Woori Finance Holdings Co. Ltd.	19,200	203,022
Yuhan Corp.	720	67,532

		32,422,851
SPAIN—1.77%
Abertis Infraestructuras SA	23,619	365,440
Acciona SA	4,832	296,746
Acerinox SA	8,720	105,984
Actividades de Construcciones y Servicios SA(b)	21,219	388,969
Amadeus IT Holding SA Class A	6,600	134,875
Banco Bilbao Vizcaya Argentaria SA	275,760	1,863,598
Banco de Sabadell SA	13,800	32,585
Banco Popular Espanol SA(b)	61,547	196,727
Banco Santander SA	537,558	3,358,208
Bankia SA(a)(b)	53,883	184,925
Distribuidora Internacional de Alimentacion SA(a)	47,978	229,875
Ferrovial SA	45,522	506,828

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Fomento de Construcciones y Contratas SA(b)	5,304	90,594
Gas Natural SDG SA	3,770	52,493
Iberdrola SA	264,849	1,232,852
Indra Sistemas SA(b)	23,340	242,129
Industria de Diseno Textil SA	23,812	2,141,537
Repsol YPF SA	62,008	1,185,921
Telefonica SA	259,012	3,774,396
Zardoya Otis SA(b)	52,881	647,413

		17,032,095
SWEDEN—2.35%
Alfa Laval AB	66,020	1,315,814
Assa Abloy AB Class B	36,544	1,064,792
Atlas Copco AB Class A	21,452	510,507
Electrolux AB Class B	38,550	860,636
Getinge AB Class B	32,082	860,820
Hennes & Mauritz AB Class B(a)	86,062	2,955,627
Hexagon AB Class B	6,961	141,325
Husqvarna AB Class B	89,478	514,775
Investor AB Class B	72,960	1,454,132
Lundin Petroleum AB(a)	4,714	93,742
Millicom International Cellular SA SDR	5,216	553,924
Modern Times Group MTG AB Class B	2,430	118,114
Nordea Bank AB	239,206	2,120,472
Sandvik AB	120,016	1,901,092
Scania AB Class B	70,970	1,450,360
Securitas AB Class B	47,979	439,588
Skandinaviska Enskilda Banken AB Class A	31,830	214,746
Skanska AB Class B	52,698	857,484
SSAB AB Class A	18,508	188,842
Svenska Handelsbanken AB Class A	22,042	714,041
Swedbank AB Class A	21,570	357,075
Tele2 AB Class B	29,588	563,740
Telefonaktiebolaget LM Ericsson Class B(a)	142,920	1,415,734
TeliaSonera AB	169,292	1,131,324
Volvo AB Class B	58,440	810,103

		22,608,809
SWITZERLAND—5.46%
ABB Ltd. Registered(a)	194,880	3,551,275
Actelion Ltd. Registered(a)	2,236	94,598
Adecco SA Registered(a)	1,764	85,902
Aryzta AG(a)	960	48,336
Barry Callebaut AG Registered(a)	120	115,485
Compagnie Financiere Richemont SA Class A Bearer	31,042	1,918,643
Credit Suisse Group AG Registered	66,812	1,598,070
GAM Holding AG(a)	3,652	46,875
Geberit AG Registered(a)	820	173,369
Givaudan SA Registered(a)	90	87,357
Holcim Ltd. Registered(a)	5,894	366,894
Julius Baer Group Ltd.(a)	4,200	160,800
Kuehne & Nagel International AG Registered	10,018	1,217,413
Lindt & Spruengli AG Participation Certificates	120	391,340
Nestle SA Registered	221,814	13,587,681
Novartis AG Registered	145,008	7,996,089
Roche Holding AG Genusschein	45,270	8,269,450
SGS SA Registered	240	463,527
Sonova Holding AG Registered(a)	1,200	132,474
Sulzer AG Registered	702	100,932
Swatch Group AG (The) Bearer	2,000	922,382
Swiss Life Holding AG Registered(a)	2,118	216,665

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Swiss Re AG(a)	26,054	1,633,309
Swisscom AG Registered	1,440	536,400
Syngenta AG Registered	6,961	2,444,192
Synthes Inc.(e)	3,652	629,690
Transocean Ltd.	18,360	916,331
UBS AG Registered(a)	239,862	2,994,146
Zurich Insurance Group AG Registered(a)	7,441	1,819,977

		52,519,602
TAIWAN—2.40%
Acer Inc.	120,000	137,631
Advanced Semiconductor Engineering Inc.	600,000	607,015
Advanced Semiconductor Engineering Inc. SP ADR	178,114	903,038
Asia Cement Corp.	120,000	144,410
AU Optronics Corp.	2,400,000	1,076,399
Cathay Financial Holding Co. Ltd.	240,000	253,899
Chang Hwa Commercial Bank Ltd.	240,000	133,112
Chimei Innolux Corp.(a)	240,000	99,423
China Development Financial Holding Corp.	240,000	60,804
China Steel Corp.	360,000	358,046
Chinatrust Financial Holding Co. Ltd.	502,784	321,034
Chunghwa Telecom Co. Ltd.	412,000	1,289,241
Chunghwa Telecom Co. Ltd. SP ADR(b)	84,416	2,615,208
Compal Electronics Inc.	120,000	138,042
Delta Electronics Inc.	118,000	350,665
E.Sun Financial Holding Co. Ltd.	240,000	127,360
Far EasTone Telecommunications Co. Ltd.	240,000	521,766
First Financial Holding Co. Ltd.	360,000	215,691
Formosa Chemicals & Fibre Corp.	120,000	347,981
Formosa Petrochemical Corp.	120,000	373,453
Formosa Plastics Corp.	120,000	340,997
Highwealth Construction Corp.	120,000	201,311
Hon Hai Precision Industry Co. Ltd.	720,000	2,277,693
HTC Corp.	43,000	652,173
Hua Nan Financial Holdings Co. Ltd.	360,000	199,668
Inotera Memories Inc.(a)	360,000	94,657
Macronix International Co. Ltd.	240,000	79,210
Mega Financial Holding Co. Ltd.	480,000	379,616
Nan Ya Plastics Corp.	120,000	247,325
Quanta Computer Inc.	120,000	315,525
Shin Kong Financial Holding Co. Ltd.(a)	1,000	296
Siliconware Precision Industries Co. Ltd.	600,000	711,779
SinoPac Financial Holdings Co. Ltd.	240,000	81,757
Synnex Technology International Corp.	120,000	281,425
Taiwan Business Bank Ltd.(a)	240,000	72,965
Taiwan Cement Corp.	120,000	143,178
Taiwan Cooperative Financial Holding Co. Ltd.(a)	360,000	221,237
Taiwan Mobile Co. Ltd.	240,000	774,021
Taiwan Semiconductor Manufacturing Co. Ltd.	1,440,000	4,279,302
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	20,263	315,698
U-Ming Marine Transport Corp.	120,000	203,776
Uni-President Enterprises Co.	240,000	373,453
United Microelectronics Corp.	1,200,000	628,584
Wan Hai Lines Ltd.	120,000	60,804
Yuanta Financial Holding Co. Ltd.(a)	120,000	57,518

		23,068,186
THAILAND—0.81%
Bangkok Bank PCL NVDR	156,840	974,193
Banpu PCL NVDR	12,050	217,880
BEC World PCL NVDR	589,400	987,125

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Charoen Pokphand Foods PCL NVDR	789,400	1,046,115
CP All PCL NVDR(a)	518,600	1,290,175
Glow Energy PCL NVDR	141,000	308,366
Indorama Ventures PCL NVDR	259,888	291,582
Kasikornbank PCL NVDR	224,640	1,194,427
PTT Exploration & Production PCL NVDR	34,800	200,878
PTT Global Chemical PCL NVDR	228,601	511,100
PTT PCL NVDR	24,100	275,093
Siam Cement PCL NVDR	12,300	140,000
Siam Commercial Bank PCL NVDR	34,800	175,415
Thai Oil PCL NVDR	82,000	180,000

		7,792,349
TURKEY—0.39%
Akbank TAS(b)	55,188	204,569
Anadolu Efes Biracilik ve Malt Sanayii AS	30,650	431,273
Arcelik AS	69,620	304,769
Asya Katilim Bankasi AS(a)	32,256	32,825
BIM Birlesik Magazalar AS	11,788	490,901
Coca-Cola Icecek AS	23,104	324,437
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	223,996	294,170
Enka Insaat ve Sanayi AS	19,150	59,879
Haci Omer Sabanci Holding AS	17,682	73,384
KOC Holding AS	22,160	82,142
Turk Hava Yollari AO(a)	71,301	109,042
Turk Telekomunikasyon AS	50,692	221,910
Turkiye Garanti Bankasi AS(a)	107,886	396,227
Turkiye Halk Bankasi AS	12,850	89,858
Turkiye Is Bankasi AS Class C	46,714	106,763
Turkiye Petrol Rafinerileri AS	18,390	383,702
Turkiye Sise ve Cam Fabrikalari AS	22,868	39,003
Turkiye Vakiflar Bankasi TAO Class D	30,002	53,729
Yapi ve Kredi Bankasi AS(a)	48,342	89,321

		3,787,904
UNITED KINGDOM—15.61%
3i Group PLC	156,914	486,932
Aggreko PLC	1,882	68,793
AMEC PLC	43,972	810,435
Anglo American PLC	89,124	3,427,067
ARM Holdings PLC	54,120	460,506
AstraZeneca PLC	79,342	3,478,025
Aviva PLC	226,085	1,131,123
BAE Systems PLC	36,072	172,915
Barclays PLC	723,282	2,563,351
BG Group PLC	231,424	5,450,952
BHP Billiton PLC	146,542	4,698,567
BP PLC	1,155,014	8,346,290
British American Tobacco PLC	126,618	6,495,181
British Land Co. PLC	51,178	406,718
British Sky Broadcasting Group PLC	31,594	347,841
BT Group PLC	605,856	2,073,893
Bunzl PLC	85,708	1,423,781
Burberry Group PLC	18,508	446,305
Capita PLC	84,528	910,040
Carnival PLC	14,142	459,979
Centrica PLC	327,183	1,630,549
Compass Group PLC	172,832	1,807,408
Diageo PLC	199,240	5,018,045
Experian PLC	103,272	1,630,867
Fresnillo PLC	2,590	65,610

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

G4S PLC	139,232	632,153
GlaxoSmithKline PLC	331,398	7,668,510
HSBC Holdings PLC	1,112,806	10,030,831
ICAP PLC	90,894	560,431
Imperial Tobacco Group PLC	82,876	3,316,009
InterContinental Hotels Group PLC	38,786	923,956
International Power PLC	106,104	718,479
Invensys PLC	135,456	488,532
ITV PLC	90,540	123,059
J Sainsbury PLC	128,736	643,659
Johnson Matthey PLC	36,544	1,373,174
Kingfisher PLC	227,772	1,074,466
Land Securities Group PLC	48,454	572,412
Legal & General Group PLC	655,374	1,251,534
Lloyds Banking Group PLC(a)	2,242,946	1,129,449
London Stock Exchange Group PLC	50,338	889,347
Man Group PLC	157,622	264,913
Marks & Spencer Group PLC	151,492	878,222
National Grid PLC	292,186	3,157,575
Next PLC	21,216	1,009,088
Old Mutual PLC	377,347	905,652
Pearson PLC	15,480	291,592
Petrofac Ltd.	8,602	242,351
Prudential PLC	193,818	2,374,650
Randgold Resources Ltd.	2,354	207,373
Reckitt Benckiser Group PLC	44,208	2,575,007
Reed Elsevier PLC	39,966	330,984
Rexam PLC	188,862	1,318,740
Rio Tinto PLC	92,074	5,132,084
Rolls-Royce Holdings PLC(a)	40,440	540,780
Royal Bank of Scotland Group PLC(a)	1,163,970	458,731
Royal Dutch Shell PLC Class A	212,597	7,570,804
Royal Dutch Shell PLC Class B	140,884	5,139,422
SABMiller PLC	57,058	2,398,341
Sage Group PLC (The)	138,288	642,464
Serco Group PLC	72,740	640,795
Shire PLC	38,078	1,242,843
Smith & Nephew PLC	84,882	835,974
SSE PLC	66,728	1,431,387
Standard Chartered PLC	136,904	3,348,014
Standard Life PLC	164,106	595,858
Tesco PLC	523,216	2,696,285
Tullow Oil PLC	66,374	1,653,368
Unilever PLC	55,320	1,889,155
United Utilities Group PLC	32,538	326,796
Vodafone Group PLC	3,222,768	8,922,769
Weir Group PLC (The)	2,354	65,174
Wm Morrison Supermarkets PLC	150,312	684,901
Wolseley PLC	30,794	1,171,614
WPP PLC	93,372	1,263,771
Xstrata PLC	144,895	2,770,515

		150,185,166

TOTAL COMMON STOCKS
(Cost: $962,979,472)		932,276,271

PREFERRED STOCKS—2.34%

BRAZIL—1.89%
Banco Bradesco SA	132,000	2,134,382
Banco Bradesco SA SP ADR	39,013	625,378

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Centrais Eletricas Brasileiras SA Class B	12,000	145,130
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	12,000	560,629
Companhia de Bebidas das Americas	48,000	2,034,482
Companhia de Bebidas das Americas SP ADR	17,068	716,515
Companhia de Transmissao de Energia Electrica Paulista	12,000	389,780
Companhia Energetica de Minas Gerais	29,900	596,327
Companhia Paranaense de Energia Class B	22,900	583,773
Gerdau SA	27,100	256,365
GOL Linhas Aereas Inteligentes SA	7,900	42,330
Itau Unibanco Holding SA	144,000	2,280,526
Itausa - Investimentos Itau SA	92,260	441,258
Klabin SA	24,000	115,800
Oi SA	33,029	200,341
Petroleo Brasileiro SA	276,000	3,101,958
TAM SA	12,000	292,097
Telefonica Brasil SA	24,000	689,226
Telefonica Brasil SA SP ADR	11,808	336,174
Vale SA Class A	120,000	2,625,772

		18,168,243
CHILE—0.03%
Sociedad Quimica y Minera de Chile SA Series B	4,986	291,885

		291,885
GERMANY—0.42%
Henkel AG & Co. KGaA	20,042	1,490,794
Porsche Automobil Holding SE	12,572	767,338
ProSiebenSat.1 Media AG	11,670	296,251
RWE AG NVS	241	9,528
Volkswagen AG	7,894	1,495,123

		4,059,034
UNITED KINGDOM—0.00%
Rolls-Royce Holdings PLC Class C	4,215,196	6,845

		6,845

TOTAL PREFERRED STOCKS
(Cost: $23,255,763)		22,526,007

RIGHTS—0.02%

BRAZIL—0.00%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar(a)	85	127
Companhia de Bebidas da Americas(a)	114	991
Itausa - Investimentos Itau SA(a)	1,102	326

		1,444
PORTUGAL—0.00%
Banco Espirito Santo SA Registered(a)(b)	18,896	10,723

		10,723
SPAIN—0.02%
Banco Bilbao Vizcaya Argentaria SA(a)	271,164	39,120

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

April 30, 2012

Banco Santander SA(a)	528,600	140,625

		179,745

TOTAL RIGHTS
(Cost: $223,878)		191,912

SHORT-TERM INVESTMENTS—1.56%

MONEY MARKET FUNDS—1.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(f)(g)(h)	13,911,385	13,911,385
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(f)(g)(h)	1,011,247	1,011,247
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(f)(g)	66,549	66,549

		14,989,181

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,989,181)		14,989,181

TOTAL INVESTMENTS IN SECURITIES—100.81%
(Cost: $1,001,448,294)		969,983,371
Other Assets, Less Liabilities—(0.81)%		(7,789,041)

NET ASSETS—100.00%		$962,194,330

CPO	- Certificates of Participation (Ordinary)
FDR	- Fiduciary Depositary Receipts
NVDR	- Non-Voting Depositary Receipts
NVS	- Non-Voting Shares
SDR	- Swedish Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—96.35%

AUSTRALIA—1.82%
Crown Ltd.	3,135	$29,700
Echo Entertainment Group Ltd.	5,181	24,271
Fairfax Media Ltd.	13,359	9,596
Harvey Norman Holdings Ltd.	3,732	7,848
Tabcorp Holdings Ltd.	5,181	15,480
Tatts Group Ltd.	10,695	28,726

		115,621
BRAZIL—0.66%
Cyrela Brazil Realty SA Empreendimentos e Participacoes SP ADR	3,774	30,947
Rossi Residencial SA SP ADR	5,000	10,800

		41,747
CANADA—3.29%
Canadian Tire Corp. Ltd. Class A	339	23,707
Gildan Activewear Inc.	510	14,686
Magna International Inc. Class A	1,011	44,300
Shaw Communications Inc. Class B	1,602	33,015
Thomson Reuters Corp.	1,470	43,924
Tim Hortons Inc.	864	49,866

		209,498
CHINA—3.62%
Anta Sports Products Ltd.(a)	3,000	2,966
Belle International Holdings Ltd.	21,000	41,200
Bosideng International Holdings Ltd.	12,000	3,465
Brilliance China Automotive Holdings Ltd.(a)(b)	18,000	19,537
BYD Co. Ltd. Class H(a)(b)	2,500	6,590
China ZhengTong Auto Services Holdings Ltd.(a)(b)	7,000	6,912
Dah Chong Hong Holdings Ltd.	6,000	6,388
Daphne International Holdings Ltd.	4,000	5,713
Dongfeng Motor Group Co. Ltd. Class H	18,000	35,500
Geely Automobile Holdings Ltd.	30,000	11,176
Golden Eagle Retail Group Ltd.	6,000	15,739
GOME Electrical Appliances Holdings Ltd.	57,000	10,286
Great Wall Motor Co. Ltd. Class H(b)	7,000	15,123
Guangzhou Automobile Group Co. Ltd. Class H(b)	13,272	14,730
Haier Electronics Group Co. Ltd.(b)	4,000	4,187
Hengdeli Holdings Ltd.	8,000	3,207
Intime Department Store Group Co. Ltd.	7,000	8,843
Parkson Retail Group Ltd.	9,000	10,070
Skyworth Digital Holdings Ltd.	12,000	4,919
Zhongsheng Group Holdings Ltd.	2,000	3,975

		230,526
FINLAND—0.45%
Nokian Renkaat OYJ	561	26,604
Sanoma OYJ	200	2,089

		28,693

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2012

FRANCE— 8.63%
Accor SA	726	25,075
Christian Dior SA	279	42,041
Compagnie Generale des Etablissements Michelin Class B	798	59,590
Eutelsat Communications	459	16,336
JCDecaux SA(b)	240	6,809
Lagardere SCA	433	13,124
LVMH Moet Hennessy Louis Vuitton SA	1,071	177,403
PPR SA	330	55,186
PSA Peugeot Citroen SA	1,134	13,613
Publicis Groupe SA	549	28,310
Renault SA	882	40,070
SES SA Class A FDR	1,353	32,395
Societe Television Francaise 1	399	3,855
Sodexo	447	35,592

		549,399
GERMANY—8.37%
Adidas AG	1,002	83,550
Axel Springer AG	110	5,016
Bayerische Motoren Werke AG	1,587	150,835
Continental AG	302	29,267
Daimler AG Registered	4,044	223,545
Kabel Deutschland Holding AG(b)	345	21,735
Volkswagen AG	112	19,115

		533,063
HONG KONG—3.47%
Galaxy Entertainment Group Ltd.(b)	6,000	18,755
Li & Fung Ltd.	24,000	51,355
Lifestyle International Holdings Ltd.	4,500	10,557
Sands China Ltd.	13,200	51,897
Shangri-La Asia Ltd.	12,666	26,907
SJM Holdings Ltd.	9,000	19,769
Wynn Macau Ltd.	8,400	26,961
Yue Yuen Industrial (Holdings) Ltd.	4,500	15,082

		221,283
INDIA—1.46%
Mahindra & Mahindra Ltd. SP GDR(a)	2,524	34,301
Tata Motors Ltd. SP ADR	1,968	58,548

		92,849
INDONESIA—1.33%
PT Astra International Tbk	11,000	84,979

		84,979
ITALY—1.13%
Autogrill SpA	794	7,903
Fiat SpA(b)	4,359	21,047
Luxottica Group SpA	527	18,868
Mediaset SpA	2,229	5,301
Pirelli & C. SpA	1,557	18,959

		72,078

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2012

JAPAN—31.33%
Aisin Seiki Co. Ltd.	900	32,057
ASICS Corp.	600	6,515
Benesse Holdings Inc.	300	14,879
Bridgestone Corp.	3,100	73,962
Casio Computer Co. Ltd.(b)	1,200	8,041
Daihatsu Motor Co. Ltd.	2,000	38,024
Denso Corp.	2,400	78,422
Dentsu Inc.	600	18,508
Fast Retailing Co. Ltd.	300	67,368
Fuji Heavy Industries Ltd.	3,000	23,032
Hakuhodo DY Holdings Inc.	60	3,765
Honda Motor Co. Ltd.	7,200	261,146
Isetan Mitsukoshi Holdings Ltd.	1,800	19,703
Isuzu Motors Ltd.	6,000	34,492
J. Front Retailing Co. Ltd.	3,000	15,480
Marui Group Co. Ltd.	1,200	9,559
Mazda Motor Corp.(b)	12,000	19,688
McDonald’s Holdings Co. (Japan) Ltd.	200	5,681
Mitsubishi Motors Corp.(b)	21,000	23,671
Namco Bandai Holdings Inc.	900	12,940
Nikon Corp.	1,500	44,956
Nissan Motor Co. Ltd.	11,300	118,314
Nitori Holdings Co. Ltd.	150	13,808
NOK Corp.	600	12,497
Oriental Land Co. Ltd.	300	33,289
Panasonic Corp.	9,000	70,111
Rakuten Inc.	36	40,128
Rinnai Corp.	300	21,980
Sankyo Co. Ltd.	200	9,669
Sanrio Co. Ltd.	200	8,805
Sega Sammy Holdings Inc.	900	18,880
Sekisui Chemical Co. Ltd.	3,000	27,052
Sekisui House Ltd.	3,000	27,992
Sharp Corp.	4,000	25,850
Shimano Inc.	300	19,763
Sony Corp.	4,400	72,521
Stanley Electric Co. Ltd.	700	10,792
Sumitomo Rubber Industries Inc.	1,100	15,320
Suzuki Motor Corp.	1,800	42,765
Toho Co. Ltd.	300	5,395
Toyota Boshoku Corp.	600	7,417
Toyota Industries Corp.	900	25,621
Toyota Motor Corp.	12,000	496,712
USS Co. Ltd.	90	9,164
Yamada Denki Co. Ltd.	360	23,445
Yamaha Corp.	600	5,854
Yamaha Motor Co. Ltd.	1,500	20,195

		1,995,228
MEXICO—1.72%
El Puerto de Liverpool SA de CV Series C1	2,400	19,050
Grupo Elektra SA de CV	310	19,208
Grupo Televisa SAB CPO	14,700	64,501
Urbi Desarrollos Urbanos SAB de CV(b)	6,600	6,962

		109,721
NETHERLANDS—0.95%
Reed Elsevier NV	3,086	36,388
Wolters Kluwer NV	1,408	24,301

		60,689

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2012

NEW ZEALAND—0.50%
SKYCITY Entertainment Group Ltd.	10,042	31,549

		31,549
PHILIPPINES—0.42%
Jollibee Foods Corp.	10,050	26,684

		26,684
POLAND—0.12%
Cyfrowy Polsat SA(b)	528	2,329
TVN SA	1,749	5,313

		7,642
SINGAPORE—1.16%
Genting Singapore PLC(b)	39,000	54,530
Singapore Press Holdings Ltd.(a)	6,000	19,252

		73,782
SOUTH AFRICA—3.38%
Foschini Group Ltd. (The)	1,134	18,843
Imperial Holdings Ltd.	921	20,062
Naspers Ltd. Class N	1,734	104,810
Steinhoff International Holdings Ltd.(b)	6,186	22,636
Truworths International Ltd.	2,112	22,618
Woolworths Holdings Ltd.	4,154	26,055

		215,024
SOUTH KOREA—3.58%
Hyundai Motor Co. NVS SP GDR(b)(c)	6,842	227,839

		227,839
SPAIN—1.40%
Industria de Diseno Textil SA	993	89,306

		89,306
SWEDEN—3.66%
Electrolux AB Class B	1,497	33,421
Hennes & Mauritz AB Class B(b)	4,770	163,816
Husqvarna AB Class B	3,114	17,915
Modern Times Group MTG AB Class B	363	17,644

		232,796
SWITZERLAND—3.30%
Compagnie Financiere Richemont SA Class A Bearer	2,230	137,832
Swatch Group AG (The) Bearer	134	61,799
Swatch Group AG (The) Registered	132	10,529

		210,160

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2012

THAILAND—0.53%
BEC World PCL NVDR	20,300	33,998

		33,998
TURKEY—0.47%
Arcelik AS	4,152	18,176
Ford Otomotiv Sanayi AS	564	5,179
Turkiye Sise ve Cam Fabrikalari AS	3,932	6,706

		30,061
UNITED KINGDOM—9.60%
British Sky Broadcasting Group PLC	4,746	52,252
Burberry Group PLC	1,908	46,010
Carnival PLC	864	28,102
Compass Group PLC	8,097	84,675
GKN PLC	6,700	22,162
InterContinental Hotels Group PLC	1,425	33,946
ITV PLC	16,254	22,092
Kingfisher PLC	9,462	44,635
Marks & Spencer Group PLC	6,522	37,809
Next PLC	780	37,099
Pearson PLC	3,343	62,971
Reed Elsevier PLC	4,830	40,000
TUI Travel PLC	1,947	6,039
Whitbread PLC	765	23,938
WPP PLC	5,136	69,515

		611,245

TOTAL COMMON STOCKS
(Cost: $5,739,917)		6,135,460

PREFERRED STOCKS—3.04%

GERMANY—3.04%
Bayerische Motoren Werke AG	178	11,073
Porsche Automobil Holding SE	710	43,335
ProSiebenSat.1 Media AG	302	7,666
Volkswagen AG	694	131,444

		193,518

TOTAL PREFERRED STOCKS
(Cost: $146,395)		193,518

SHORT-TERM INVESTMENTS—0.77%

MONEY MARKET FUNDS—0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	45,659	45,659
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	3,319	3,319

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(d)(e)	314	314

		49,292

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,292)		49,292

TOTAL INVESTMENTS IN SECURITIES—100.16%
(Cost: $5,935,604)		6,378,270
Other Assets, Less Liabilities—(0.16)%		(10,010)

NET ASSETS—100.00%		$6,368,260

CPO	- Certificates of Participation (Ordinary)
FDR	- Fiduciary Depositary Receipts
NVDR	- Non-Voting Depositary Receipts
NVS	- Non-Voting Shares
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—95.26%

AUSTRALIA—5.22%
Coca-Cola Amatil Ltd.	1,333	$17,277
Metcash Ltd.	2,839	11,704
Wesfarmers Ltd.	2,196	69,224
Woolworths Ltd.	2,866	77,396

		175,601
BELGIUM—4.32%
Anheuser-Busch InBev NV	1,760	126,839
Colruyt SA	187	7,660
Delhaize Group SA	224	10,903

		145,402
BRAZIL—0.93%
BRF - Brasil Foods SA SP ADR	1,700	31,331

		31,331
CANADA—2.93%
Alimentation Couche-Tard Inc. Class B	286	12,404
Empire Co. Ltd. Class A	51	3,001
George Weston Ltd.	69	4,409
Loblaw Companies Ltd.	240	8,102
Metro Inc. Class A	230	12,688
Saputo Inc.	316	14,768
Shoppers Drug Mart Corp.	556	23,952
Viterra Inc.	1,192	19,196

		98,520
CHILE—0.65%
Compania Cervecerias Unidas SA SP ADR	189	13,536
Vina Concha y Toro SA SP ADR	200	8,398

		21,934
CHINA—3.04%
China Mengniu Dairy Co. Ltd.(a)	4,000	12,375
China Resources Enterprise Ltd.	4,000	14,540
China Yurun Food Group Ltd.	5,000	6,400
Hengan International Group Co. Ltd.	2,000	21,179
Sun Art Retail Group Ltd.(b)	6,500	8,630
Tingyi (Cayman Islands) Holding Corp.	6,000	16,010
Want Want China Holdings Ltd.	15,000	18,407
Wumart Stores Inc. Class H	2,000	4,625

		102,166
DENMARK—0.59%
Carlsberg A/S Class B	231	19,908

		19,908

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

April 30, 2012

FINLAND—0.12%
Kesko OYJ Class B	150	4,006

		4,006
FRANCE—7.36%
Carrefour SA	1,312	26,351
Casino Guichard-Perrachon SA(b)	148	14,533
Danone SA	1,348	94,827
L’Oreal SA	540	64,961
Pernod Ricard SA	453	47,012

		247,684
GERMANY—1.51%
Beiersdorf AG	232	16,275
Henkel AG & Co. KGaA	300	18,360
METRO AG	295	9,517
Suedzucker AG	216	6,574

		50,726
GREECE—0.29%
Coca-Cola Hellenic Bottling Co. SA SP ADR(b)	500	9,840

		9,840
INDONESIA—1.29%
PT Astra Agro Lestari Tbk	2,500	5,821
PT Charoen Pokphand Indonesia Tbk	22,000	6,583
PT Gudang Garam Tbk	1,500	9,662
PT Indofood Sukses Makmur Tbk	16,000	8,444
PT Unilever Indonesia Tbk	6,000	12,959

		43,469
IRELAND—0.48%
Kerry Group PLC Class A	356	16,272

		16,272
JAPAN—9.38%
AEON Co. Ltd.	1,300	16,998
Ajinomoto Co. Inc.	2,000	25,875
Asahi Group Holdings Ltd.	900	20,323
Coca-Cola West Co. Ltd.	100	1,814
FamilyMart Co. Ltd.	200	8,917
Japan Tobacco Inc.	10	55,545
Kao Corp.	1,200	32,268
Kirin Holdings Co. Ltd.	2,000	25,600
Lawson Inc.	100	6,625
Meiji Holdings Co. Ltd.	200	8,880
Nippon Meat Packers Inc.	1,000	12,837
Nisshin Seifun Group Inc.	500	6,124
Nissin Foods Holdings Co. Ltd.	100	3,764
Seven & I Holdings Co. Ltd.	1,700	51,589
Shiseido Co. Ltd.	800	14,047
Unicharm Corp.	300	16,757
Yakult Honsha Co. Ltd.	200	7,384

		315,347

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

April 30, 2012

MEXICO—3.73%
Arca Continental SAB de CV	670	3,417
Coca-Cola FEMSA SAB de CV Series L(b)	700	7,449
Fomento Economico Mexicano SAB de CV BD Units	5,200	42,331
Grupo Bimbo SAB de CV Series A	3,900	9,307
Grupo Modelo SAB de CV Series C	1,800	12,731
Kimberly-Clark de Mexico SAB de CV Series A	4,800	9,802
Wal-Mart de Mexico SAB de CV Series V	14,100	40,382

		125,419
NETHERLANDS—6.12%
Heineken Holding NV	277	12,824
Heineken NV	583	31,880
Koninklijke Ahold NV	2,782	35,282
Unilever NV CVA	3,676	125,867

		205,853
PHILIPPINES—0.45%
San Miguel Corp.	3,037	8,085
Universal Robina Corp.	4,500	6,928

		15,013
POLAND—0.07%
Kernel Holding SA(b)	111	2,446

		2,446
PORTUGAL—0.33%
Jeronimo Martins SGPS SA	595	11,143

		11,143
RUSSIA—0.60%
Magnit OJSC SP GDR(c)	688	20,145

		20,145
SINGAPORE—1.49%
Golden Agri-Resources Ltd.	26,000	15,445
Olam International Ltd.(a)	6,000	11,008
Wilmar International Ltd.	6,000	23,616

		50,069
SOUTH AFRICA—1.56%
Massmart Holdings Ltd.	295	6,360
Pick’n Pay Stores Ltd.	1,029	5,979
Shoprite Holdings Ltd.	969	16,804
SPAR Group Ltd. (The)	481	7,544
Tiger Brands Ltd.	428	15,739

		52,426
SPAIN—0.21%
Distribuidora Internacional de Alimentacion SA(b)	1,458	6,986

		6,986

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

April 30, 2012

SWEDEN—0.79%
Swedish Match AB	658	26,738

		26,738
SWITZERLAND—14.02%
Aryzta AG(b)	192	9,667
Barry Callebaut AG Registered(b)	4	3,849
Lindt & Spruengli AG Participation Certificates	3	9,784
Nestle SA Registered	7,320	448,402

		471,702
THAILAND—1.17%
Charoen Pokphand Foods PCL NVDR	12,700	16,830
CP All PCL NVDR(b)	9,000	22,390

		39,220
TURKEY—0.83%
Anadolu Efes Biracilik ve Malt Sanayii AS	753	10,595
BIM Birlesik Magazalar AS	274	11,411
Coca-Cola Icecek AS	416	5,842

		27,848
UNITED KINGDOM—25.78%
Associated British Foods PLC	750	14,846
British American Tobacco PLC	4,355	223,400
Diageo PLC	5,507	138,699
Imperial Tobacco Group PLC	2,303	92,147
J Sainsbury PLC	2,668	13,340
Reckitt Benckiser Group PLC	1,322	77,003
SABMiller PLC	2,080	87,430
Tate & Lyle PLC	1,025	11,493
Tesco PLC	17,381	89,569
Unilever PLC	2,812	96,029
Wm Morrison Supermarkets PLC	5,053	23,024

		866,980

TOTAL COMMON STOCKS
(Cost: $2,622,692)		3,204,194

PREFERRED STOCKS—3.75%

BRAZIL—2.88%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	381	17,919
Companhia de Bebidas das Americas SP ADR	1,880	78,922

		96,841
GERMANY—0.87%
Henkel AG & Co. KGaA	394	29,307

		29,307

TOTAL PREFERRED STOCKS
(Cost: $74,716)		126,148

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

April 30, 2012

SHORT-TERM INVESTMENTS—0.41%

MONEY MARKET FUNDS—0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	11,457	11,457
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	833	833
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(d)(e)	1,422	1,422

		13,712

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,712)		13,712

TOTAL INVESTMENTS IN SECURITIES—99.42%
(Cost: $2,711,120)		3,344,054
Other Assets, Less Liabilities—0.58%		19,366

NET ASSETS—100.00%		$3,363,420

NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—96.95%

AUSTRALIA—3.69%
Caltex Australia Ltd.	618	$8,859
Origin Energy Ltd.	4,034	55,687
Santos Ltd.	3,214	46,910
Whitehaven Coal Ltd.	1,492	8,263
Woodside Petroleum Ltd.	1,970	71,616
WorleyParsons Ltd.	742	21,822

		213,157
AUSTRIA—0.33%
OMV AG	570	19,294

		19,294
BRAZIL—3.30%
HRT Participacoes em Petroleo SA SP GDR(a)	1,501	4,263
OGX Petroleo e Gas Participacoes SA SP ADR(a)	4,600	32,660
Petroleo Brasileiro SA SP ADR	4,988	117,417
Ultrapar Participacoes SA SP ADR	1,600	36,224

		190,564
CANADA—19.52%
ARC Resources Ltd.	760	15,647
Athabasca Oil Sands Corp.(a)	1,400	16,438
Baytex Energy Corp.	358	18,919
Bonavista Energy Corp.	258	4,654
Cameco Corp.	1,178	26,065
Canadian Natural Resources Ltd.	3,798	131,937
Canadian Oil Sands Ltd.	1,590	35,133
Cenovus Energy Inc.	2,600	94,347
Crescent Point Energy Corp.	938	40,978
Enbridge Inc.	2,608	109,262
Encana Corp.	2,302	48,209
Enerplus Corp.	664	12,286
Husky Energy Inc.	772	20,137
Imperial Oil Ltd.	1,044	48,599
MEG Energy Corp.(a)	400	17,414
Nexen Inc.	1,762	34,047
Niko Resources Ltd.	34	1,432
Pacific Rubiales Energy Corp.	972	27,882
Pembina Pipeline Corp.	714	21,595
Pengrowth Energy Corp.	618	5,555
Penn West Petroleum Ltd.	1,532	26,253
Precision Drilling Corp.(a)	1,046	9,635
Progress Energy Resources Corp.	230	2,531
Suncor Energy Inc.	5,492	181,390
Talisman Energy Inc.	3,730	48,779
Tourmaline Oil Corp.(a)	200	4,820
TransCanada Corp.	2,496	109,799
Vermilion Energy Inc.	292	14,157

		1,127,900
CHINA—7.51%
China Coal Energy Co. Class H(a)	10,000	11,485

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

April 30, 2012

China Oilfield Services Ltd. Class H	8,000	12,973
China Petroleum & Chemical Corp. Class H	60,000	64,658
China Shenhua Energy Co. Ltd. Class H(a)	13,000	57,729
CNOOC Ltd.	66,000	140,716
Kunlun Energy Co. Ltd.	8,000	14,107
PetroChina Co. Ltd. Class H	76,000	115,209
Yanzhou Coal Mining Co. Ltd. Class H(a)	8,000	16,727

		433,604
COLOMBIA—0.90%
Ecopetrol SA SP ADR	800	51,760

		51,760
FINLAND—0.08%
Neste Oil OYJ	400	4,728

		4,728
FRANCE—6.85%
Compagnie Generale de Geophysique-Veritas(a)	506	14,405
Technip SA	350	39,575
Total SA	7,162	341,917

		395,897
HUNGARY—0.13%
MOL Hungarian Oil and Gas PLC(a)	94	7,783

		7,783
INDIA—1.09%
Reliance Industries Ltd. SP GDR(b)	2,240	63,213

		63,213
INDONESIA—0.62%
PT Adaro Energy Tbk	42,000	8,500
PT Bumi Resources Tbk	69,000	15,203
PT Indo Tambangraya Megah Tbk	1,000	4,325
PT Tambang Batubara Bukit Asam Tbk	4,000	8,030

		36,058
ITALY—4.62%
Eni SpA	8,246	183,028
Saipem SpA	1,008	49,790
Tenaris SA	1,772	34,312

		267,130
JAPAN—2.37%
Cosmo Oil Co. Ltd.	2,000	5,561
Idemitsu Kosan Co. Ltd.	200	18,486
INPEX Corp.	8	53,103
JX Holdings Inc.	6,800	38,580
Showa Shell Sekiyu K.K.	400	2,530
TonenGeneral Sekiyu K.K.	2,000	18,786

		137,046

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

April 30, 2012

NETHERLANDS—0.55%
Fugro NV CVA	262	19,093
SBM Offshore NV	684	12,426

		31,519
NORWAY—3.15%
Aker Solutions ASA	596	10,118
Seadrill Ltd.	1,028	39,750
Statoil ASA	4,156	110,859
Subsea 7 SA(a)	812	21,022

		181,749
POLAND—0.41%
Grupa Lotos SA(a)	240	2,158
Polski Koncern Naftowy Orlen SA(a)	1,148	13,392
Polskie Gornictwo Naftowe i Gazownictwo SA	6,400	8,280

		23,830
PORTUGAL—0.27%
Galp Energia SGPS SA Class B	978	15,391

		15,391
RUSSIA—7.54%
Gazprom OAO SP ADR	15,482	178,662
LUKOIL OAO SP ADR	1,700	104,295
NovaTek OAO SP GDR(c)	328	41,689
Rosneft Oil Co. OJSC SP GDR(a)(c)	5,800	41,383
Surgutneftegas OJSC SP ADR	2,600	25,948
Tatneft OAO SP ADR	800	29,600
TMK OAO SP GDR(c)	1,026	13,759

		435,336
SOUTH AFRICA—1.76%
Sasol Ltd.	2,132	101,616

		101,616
SPAIN—0.93%
Repsol YPF SA	2,810	53,742

		53,742
SWEDEN—0.26%
Lundin Petroleum AB(a)	752	14,954

		14,954
SWITZERLAND—1.01%
Transocean Ltd.	1,168	58,294

		58,294
THAILAND—1.40%
Banpu PCL NVDR	600	10,849
IRPC PCL NVDR	35,400	5,019
PTT Exploration & Production PCL NVDR	4,200	24,244

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

April 30, 2012

PTT PCL NVDR	3,000	34,244
Thai Oil PCL NVDR	3,000	6,585

		80,941
TURKEY—0.21%
Turkiye Petrol Rafinerileri AS	576	12,018

		12,018
UNITED KINGDOM—28.45%
AMEC PLC	1,196	22,043
BG Group PLC	11,826	278,549
BP PLC	62,756	453,484
Essar Energy PLC(a)	1,100	2,617
Petrofac Ltd.	934	26,314
Royal Dutch Shell PLC Class A	12,190	434,099
Royal Dutch Shell PLC Class B	9,494	346,339
Tullow Oil PLC	3,228	80,409

		1,643,854

TOTAL COMMON STOCKS
(Cost: $4,960,446)		5,601,378

PREFERRED STOCKS—2.75%

BRAZIL—2.45%
Petroleo Brasileiro SA SP ADR	6,388	141,558

		141,558
RUSSIA—0.30%
Surgutneftegas OJSC SP ADR	2,600	17,134

		17,134

TOTAL PREFERRED STOCKS
(Cost: $210,332)		158,692

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

April 30, 2012

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(d)(e)	1,225	1,225

		1,225

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,225)		1,225

TOTAL INVESTMENTS IN SECURITIES—99.72%
(Cost: $5,172,003)		5,761,295
Other Assets, Less Liabilities—0.28%		16,361

NET ASSETS—100.00%		$5,777,656

NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—96.97%

AUSTRALIA—11.64%
AMP Ltd.	1,874	$8,330
ASX Ltd.	136	4,531
Australia and New Zealand Banking Group Ltd.	1,509	37,561
Bendigo and Adelaide Bank Ltd.	248	1,944
CFS Retail Property Trust	1,360	2,726
Commonwealth Bank of Australia	898	48,585
Dexus Property Group	4,048	3,940
Goodman Group	942	3,530
GPT Group	1,275	4,340
Insurance Australia Group Ltd.	1,352	4,983
Lend Lease Group	424	3,289
Macquarie Group Ltd.	172	5,230
Mirvac Group	2,106	2,839
National Australia Bank Ltd.	1,250	32,832
QBE Insurance Group Ltd.	650	9,365
Stockland Corp. Ltd.	1,780	5,745
Suncorp Group Ltd.	802	6,796
Westfield Group	1,414	13,602
Westfield Retail Trust	1,414	4,004
Westpac Banking Corp.	1,712	40,511

		244,683
AUSTRIA—0.39%
Erste Group Bank AG	136	3,131
IMMOEAST AG Escrow(a)(b)	372	0
IMMOFINANZ AG(a)	558	1,962
Raiffeisen International Bank Holding AG(c)	46	1,527
Vienna Insurance Group AG	40	1,631

		8,251
BELGIUM—0.34%
Ageas	1,536	2,795
Groupe Bruxelles Lambert SA	46	3,191
KBC Groep NV	58	1,122

		7,108
BRAZIL—0.42%
Banco Santander (Brasil) SA Units SP ADR	1,080	8,716

		8,716
CANADA—12.05%
Bank of Montreal	369	21,913
Bank of Nova Scotia	616	34,168
Brookfield Asset Management Inc. Class A	352	11,615
Brookfield Office Properties Inc.	190	3,441
Canadian Imperial Bank of Commerce	250	18,860
CI Financial Corp.	134	3,208
Fairfax Financial Holdings Ltd.	11	4,509
Great-West Lifeco Inc.	154	3,897
IGM Financial Inc.	88	4,129
Industrial Alliance Insurance and Financial Services Inc.	64	2,041
Intact Financial Corp.	56	3,615

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

April 30, 2012

Manulife Financial Corp.	1,074	14,687
National Bank of Canada	104	8,116
Onex Corp.	108	4,288
Power Corp. of Canada	186	5,149
Power Financial Corp.	118	3,535
RioCan Real Estate Investment Trust	99	2,720
Royal Bank of Canada	830	47,963
Sun Life Financial Inc.	340	8,335
TMX Group Inc.	66	3,013
Toronto-Dominion Bank (The)	522	44,113

		253,315
CHILE—0.42%
Banco Santander (Chile) SA SP ADR	57	4,663
CorpBanca SA SP ADR(c)	210	4,223

		8,886
CHINA—6.57%
Agricultural Bank of China Ltd. Class H	10,000	4,756
Bank of China Ltd. Class H	39,000	16,338
Bank of Communications Co. Ltd. Class H	4,400	3,403
China CITIC Bank Corp. Ltd. Class H	4,000	2,547
China Construction Bank Corp. Class H	34,100	26,549
China Life Insurance Co. Ltd. Class H(a)	5,000	13,535
China Merchants Bank Co. Ltd. Class H(a)	2,260	4,906
China Minsheng Banking Corp. Ltd. Class H	4,800	4,981
China Overseas Land & Investment Ltd.	2,000	4,336
China Pacific Insurance (Group) Co. Ltd. Class H(a)	1,200	3,921
China Taiping Insurance Holdings Co. Ltd.(a)	800	1,669
Chongqing Rural Commercial Bank Co. Ltd. Class H(a)	1,000	463
Country Garden Holdings Co. Ltd.(a)	4,000	1,738
Evergrande Real Estate Group Ltd.	4,000	2,315
Franshion Properties (China) Ltd.	2,000	552
Industrial and Commercial Bank of China Ltd. Class H	36,440	24,332
Longfor Properties Co. Ltd.(a)(c)	2,000	3,181
PICC Property and Casualty Co. Ltd. Class H	2,200	2,759
Ping An Insurance (Group) Co. of China Ltd. Class H	1,000	8,366
Poly (Hong Kong) Investments Ltd.(a)(c)	2,000	1,047
Renhe Commercial Holdings Co. Ltd.(c)	8,000	464
Shui On Land Ltd.	5,000	2,095
Sino-Ocean Land Holdings Ltd.	3,000	1,400
SOHO China Ltd.	3,000	2,332

		137,985
COLOMBIA—0.47%
Bancolombia SA SP ADR	146	9,903

		9,903
CZECH REPUBLIC—0.14%
Komercni Banka AS	16	2,942

		2,942
DENMARK—0.28%
Danske Bank A/S(a)	362	5,877

		5,877

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

April 30, 2012

EGYPT—0.20%
Commercial International Bank (Egypt) SAE SP ADR	1,008	4,103

		4,103
FINLAND—0.36%
Pohjola Bank PLC Class A	178	1,915
Sampo OYJ Class A	214	5,693

		7,608
FRANCE—3.54%
AXA(a)	964	13,652
BNP Paribas SA	552	22,174
CNP Assurances SA	32	449
Credit Agricole SA	492	2,528
Eurazeo	32	1,640
Fonciere des Regions	24	1,860
Gecina SA	20	1,854
Icade(a)	22	1,856
Klepierre	84	2,659
Natixis	294	896
SCOR SE	96	2,538
Societe Generale	376	8,888
Unibail-Rodamco SE	64	11,961
Wendel	19	1,421

		74,376
GERMANY—4.22%
Allianz SE Registered	271	30,194
Commerzbank AG(a)	2,152	4,657
Deutsche Bank AG Registered	539	23,449
Deutsche Boerse AG	144	9,040
Hannover Rueckversicherung AG Registered	44	2,659
Muenchener Rueckversicherungs-Gesellschaft AG Registered	128	18,576

		88,575
GREECE—0.07%
National Bank of Greece SA SP ADR(a)	602	1,373

		1,373
HONG KONG—5.60%
AIA Group Ltd.	4,800	17,077
Bank of East Asia Ltd. (The)	1,200	4,478
BOC Hong Kong (Holdings) Ltd.	3,000	9,300
Cheung Kong (Holdings) Ltd.	1,000	13,303
Hang Lung Properties Ltd.	2,000	7,399
Hang Seng Bank Ltd.	500	6,871
Hong Kong Exchanges and Clearing Ltd.	800	12,798
Kerry Properties Ltd.	1,000	4,570
Link REIT (The)	2,000	8,327
New World Development Co. Ltd.	2,000	2,493
Sino Land Co. Ltd.	2,200	3,800
Sun Hung Kai Properties Ltd.	1,000	12,065
Swire Pacific Ltd. Class A	500	5,907
Wharf (Holdings) Ltd. (The)	1,000	5,968
Wheelock and Co. Ltd.	1,000	3,377

		117,733

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

April 30, 2012

HUNGARY—0.08%
OTP Bank Nyrt	99	1,745

		1,745
INDIA—1.61%
Axis Bank Ltd. SP GDR(d)	300	6,288
HDFC Bank Ltd. SP ADR	476	16,341
ICICI Bank Ltd. SP ADR	332	11,252

		33,881
INDONESIA—0.92%
PT Bank Central Asia Tbk	8,000	6,964
PT Bank Mandiri (Persero) Tbk	5,556	4,473
PT Bank Negara Indonesia (Persero) Tbk	5,000	2,190
PT Bank Rakyat Indonesia (Persero) Tbk	8,000	5,789

		19,416
ISRAEL—0.38%
Bank Hapoalim Ltd.	968	3,593
Bank Leumi le-Israel	870	2,722
Mizrahi Tefahot Bank Ltd.(a)	186	1,677

		7,992
ITALY—1.76%
Assicurazioni Generali SpA	778	10,596
Banca Carige SpA	758	792
Banca Monte dei Paschi di Siena SpA	2,534	900
Banco Popolare SpA	1,134	1,684
Intesa Sanpaolo SpA	5,672	8,581
Intesa Sanpaolo SpA RNC	551	736
Mediobanca SpA	444	2,168
UniCredit SpA	2,388	9,501
Unione di Banche Italiane ScpA	562	2,087

		37,045
JAPAN—10.96%
AEON Credit Service Co. Ltd.	200	3,507
AEON Mall Co. Ltd.	200	4,461
Aozora Bank Ltd.	1,000	2,580
Bank of Yokohama Ltd. (The)	2,000	9,744
Credit Saison Co. Ltd.	200	4,318
Dai-ichi Life Insurance Co. Ltd. (The)	6	7,605
Daiwa Securities Group Inc.	2,000	7,615
Hokuhoku Financial Group Inc.	2,000	3,507
Japan Retail Fund Investment Corp.	3	4,791
Mitsubishi UFJ Financial Group Inc.	8,200	39,745
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	3,336
Mizuho Financial Group Inc.	14,840	23,604
MS&AD Insurance Group Holdings Inc.	400	7,429
Nishi-Nippon City Bank Ltd. (The)	2,000	5,285
NKSJ Holdings Inc.	200	4,146
Nomura Holdings Inc.	2,400	9,919
Nomura Real Estate Holdings Inc.	200	3,524
NTT Urban Development Corp.	4	3,091
ORIX Corp.	80	7,695
Resona Holdings Inc.	1,200	5,125

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

April 30, 2012

SBI Holdings Inc.	28	2,279
Seven Bank Ltd.	2,000	4,960
Shinsei Bank Ltd.	2,000	2,605
Sony Financial Holdings Inc.	300	4,915
Sumitomo Mitsui Financial Group Inc.	800	25,890
Sumitomo Mitsui Trust Holdings Inc.	2,980	8,808
T&D Holdings Inc.	400	4,343
Tokio Marine Holdings Inc.	600	15,472

		230,299
MEXICO—0.50%
Compartamos SAB de CV	1,800	2,198
Grupo Financiero Banorte SAB de CV Series O	1,000	4,852
Grupo Financiero Inbursa SAB de CV Series O	1,600	3,517

		10,567
NETHERLANDS—1.01%
AEGON NV(a)	966	4,461
Corio NV	54	2,416
ING Groep NV CVA(a)	2,029	14,306

		21,183
NORWAY—0.34%
DNB ASA	668	7,195

		7,195
PERU—0.27%
Credicorp Ltd.	44	5,760

		5,760
PHILIPPINES—0.84%
Ayala Corp.	384	3,911
Ayala Land Inc.	11,200	5,690
Bank of the Philippine Islands	2,352	4,106
SM Prime Holdings Inc.	10,000	3,955

		17,662
POLAND—0.52%
Bank Pekao SA	78	3,678
BRE Bank SA(a)	7	641
Globe Trade Centre SA(a)	228	521
Powszechna Kasa Oszczednosci Bank Polski SA	308	3,301
Powszechny Zaklad Ubezpieczen SA	28	2,831

		10,972
PORTUGAL—0.02%
Banco Espirito Santo SA Registered(a)(c)	578	490

		490
RUSSIA—1.06%
Sberbank of Russia SP ADR	1,716	22,222

		22,222

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

April 30, 2012

SINGAPORE—2.88%
Ascendas REIT	4,000	6,725
CapitaLand Ltd.	2,000	4,752
CapitaMall Trust Management Ltd.	4,000	5,819
CapitaMalls Asia Ltd.	2,000	2,490
DBS Group Holdings Ltd.	2,000	22,565
Oversea-Chinese Banking Corp. Ltd.	2,000	14,483
UOL Group Ltd.	1,000	3,653

		60,487
SOUTH AFRICA—2.15%
Absa Group Ltd.	176	3,633
African Bank Investments Ltd.	560	2,807
FirstRand Ltd.	1,840	5,999
Growthpoint Properties Ltd.	1,168	3,165
Investec Ltd.	262	1,509
MMI Holdings Ltd.	311	703
Nedbank Group Ltd.	120	2,624
Redefine Properties Ltd.	2,118	2,255
Remgro Ltd.	262	4,451
RMB Holdings Ltd.	492	2,133
RMI Holdings Ltd.	492	1,105
Sanlam Ltd.	1,040	4,487
Standard Bank Group Ltd.	692	10,246

		45,117
SOUTH KOREA—1.40%
KB Financial Group Inc. SP ADR	237	8,041
Shinhan Financial Group Co. Ltd. SP ADR	211	14,673
Woori Finance Holdings Co. Ltd. SP ADR	217	6,801

		29,515
SPAIN—2.81%
Banco Bilbao Vizcaya Argentaria SA	2,592	17,517
Banco de Sabadell SA(c)	840	1,983
Banco Popular Espanol SA(c)	586	1,873
Banco Santander SA	4,943	30,880
Bankia SA(a)(c)	500	1,716
Bankinter SA(c)	235	1,045
CaixaBank	746	2,571
Mapfre SA	474	1,370

		58,955
SWEDEN—2.43%
Industrivarden AB Class C	58	886
Investment AB Kinnevik Class B	120	2,440
Investor AB Class B	280	5,581
Nordea Bank AB	1,800	15,956
Ratos AB Class B	114	1,334
Skandinaviska Enskilda Banken AB Class A	1,044	7,044
Svenska Handelsbanken AB Class A	320	10,366
Swedbank AB Class A	446	7,383

		50,990
SWITZERLAND—4.41%
Baloise Holding AG Registered	30	2,322

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

April 30, 2012

Credit Suisse Group AG Registered	690	16,504
GAM Holding AG(a)	154	1,977
Julius Baer Group Ltd.(a)	152	5,819
Pargesa Holding SA Bearer	22	1,472
Swiss Life Holding AG Registered(a)	22	2,251
Swiss Re AG(a)	203	12,726
UBS AG Registered(a)	2,167	27,050
Zurich Insurance Group AG Registered(a)	92	22,502

		92,623
THAILAND—1.12%
Bangkok Bank PCL NVDR	1,000	6,211
Kasikornbank PCL NVDR	1,400	7,444
Krung Thai Bank PCL NVDR	6,400	3,746
Siam Commercial Bank PCL NVDR	1,200	6,049

		23,450
TURKEY—0.88%
Akbank TAS	679	2,517
Asya Katilim Bankasi AS(a)	738	751
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	800	1,051
Haci Omer Sabanci Holding AS	506	2,100
Turkiye Garanti Bankasi AS(a)	1,559	5,726
Turkiye Halk Bankasi AS	258	1,804
Turkiye Is Bankasi AS Class C	832	1,901
Turkiye Vakiflar Bankasi TAO Class D	614	1,099
Yapi ve Kredi Bankasi AS(a)	848	1,567

		18,516
UNITED KINGDOM—11.91%
3i Group PLC	662	2,054
Admiral Group PLC	110	2,163
Aviva PLC	1,598	7,995
Barclays PLC	6,563	23,260
British Land Co. PLC	588	4,673
Capital Shopping Centres Group PLC	360	1,900
Hammerson PLC	496	3,364
HSBC Holdings PLC	10,282	92,682
ICAP PLC	342	2,109
Investec PLC	272	1,569
Land Securities Group PLC	508	6,001
Legal & General Group PLC	3,306	6,313
Lloyds Banking Group PLC(a)	24,640	12,408
London Stock Exchange Group PLC	178	3,145
Man Group PLC	1,106	1,859
Old Mutual PLC	2,053	4,927
Prudential PLC	1,576	19,309
Resolution Ltd.	838	3,045
Royal Bank of Scotland Group PLC(a)	11,136	4,389
RSA Insurance Group PLC	1,990	3,393
Schroders PLC	94	2,164
SEGRO PLC	534	1,917
Standard Chartered PLC	1,437	35,142
Standard Life PLC	1,216	4,415

		250,196

TOTAL COMMON STOCKS
(Cost: $2,309,780)		2,037,712

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

April 30, 2012

PREFERRED STOCKS—2.11%

BRAZIL—2.11%
Banco Bradesco SA SP ADR	1,359	21,785
Itau Unibanco Holding SA SP ADR	1,440	22,594

		44,379

TOTAL PREFERRED STOCKS
(Cost: $52,642)		44,379

RIGHTS—0.10%

PORTUGAL—0.02%
Banco Espirito Santo SA Registered(a)	578	328

		328
SPAIN—0.08%
Banco Bilbao Vizcaya Argentaria SA(a)	2,592	374
Banco Santander SA(a)	5,157	1,372

		1,746

TOTAL RIGHTS
(Cost: $3,394)		2,074

SHORT-TERM INVESTMENTS—0.72%

MONEY MARKET FUNDS—0.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(e)(f)(g)	13,185	13,185
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(e)(f)(g)	959	959
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(e)(f)	1,043	1,043

		15,187

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,187)		15,187

TOTAL INVESTMENTS IN SECURITIES—99.90%
(Cost: $2,381,003)		2,099,352
Other Assets, Less Liabilities—0.10%		2,098

NET ASSETS—100.00%		$2,101,450

NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

April 30, 2012

(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—99.17%

AUSTRALIA—3.31%
Cochlear Ltd.	390	$26,654
CSL Ltd.	5,262	200,824
Ramsay Health Care Ltd.	1,176	24,522
Sonic Healthcare Ltd.	3,744	49,150

		301,150
BELGIUM—0.77%
UCB SA	1,500	70,052

		70,052
CANADA—1.67%
Valeant Pharmaceuticals International Inc.(a)	2,724	151,510

		151,510
CHINA—0.61%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	12,000	13,875
Shanghai Pharmaceuticals Holding Co. Ltd. Class H(a)	6,600	9,937
Sihuan Pharmaceutical Holdings Group Ltd.	33,000	12,549
Sinopharm Group Co. Ltd. Class H(a)	7,200	18,887

		55,248
DENMARK—6.34%
Coloplast A/S Class B	234	43,298
Novo Nordisk A/S Class B	3,507	517,263
William Demant Holding A/S(a)(b)	171	16,140

		576,701
FINLAND—0.31%
Orion OYJ Class B	1,380	28,146

		28,146
FRANCE—10.03%
Essilor International SA	2,196	193,400
Sanofi	9,412	718,285

		911,685
GERMANY—9.15%
Bayer AG Registered	5,973	420,655
Celesio AG	708	12,205
Fresenius Medical Care AG & Co. KGaA	2,193	155,664
Fresenius SE & Co. KGaA	1,233	123,048
Merck KGaA	873	95,903
QIAGEN NV(a)	1,461	24,152

		831,627

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

April 30, 2012

HUNGARY—0.22%
Richter Gedeon Nyrt	114	19,766

		19,766
INDIA—0.90%
Dr. Reddy’s Laboratories Ltd. SP ADR	1,566	52,978
Ranbaxy Laboratories Ltd. SP GDR(a)(c)	3,009	28,931

		81,909
INDONESIA—0.28%
PT Kalbe Farma Tbk	57,212	25,056

		25,056
IRELAND—0.84%
Elan Corp. PLC(a)	5,511	76,223

		76,223
ISRAEL—3.98%
Teva Pharmaceutical Industries Ltd.	8,017	362,211

		362,211
JAPAN—12.67%
Astellas Pharma Inc.	4,500	182,886
Chugai Pharmaceutical Co. Ltd.	600	10,851
Daiichi Sankyo Co. Ltd.	6,600	113,575
Dainippon Sumitomo Pharma Co. Ltd.	1,800	18,080
Eisai Co. Ltd.	2,700	105,504
Hisamitsu Pharmaceutical Co. Inc.	900	40,128
Miraca Holdings Inc.	300	11,854
Mitsubishi Tanabe Pharma Corp.	2,700	37,603
Olympus Corp.(a)	1,800	28,405
Ono Pharmaceutical Co. Ltd.	900	50,949
Otsuka Holdings Co. Ltd.	2,100	63,385
Santen Pharmaceutical Co. Ltd.	900	37,591
Shionogi & Co. Ltd.	1,500	19,632
Sysmex Corp.	600	24,272
Takeda Pharmaceutical Co. Ltd.	7,200	314,259
Terumo Corp.	1,500	69,040
Tsumura & Co.	900	24,043

		1,152,057
SOUTH AFRICA—1.01%
Aspen Pharmacare Holdings Ltd.(a)	3,063	49,679
Life Healthcare Group Holdings Ltd.	6,324	21,933
Netcare Ltd.	11,421	20,705

		92,317
SPAIN—0.46%
Grifols SA(a)(b)	1,680	42,303

		42,303

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

April 30, 2012

SWEDEN—0.72%
Getinge AB Class B	2,427	65,121

		65,121
SWITZERLAND—26.60%
Actelion Ltd. Registered(a)	1,173	49,626
Lonza Group AG Registered(a)	543	24,487
Novartis AG Registered	19,431	1,071,472
Roche Holding AG Genusschein	5,985	1,093,277
Sonova Holding AG Registered(a)	336	37,093
Straumann Holding AG Registered	66	10,951
Synthes Inc.(d)	759	130,869

		2,417,775
UNITED KINGDOM—19.30%
AstraZeneca PLC	9,855	432,002
GlaxoSmithKline PLC	43,380	1,003,808
Shire PLC	6,597	215,322
Smith & Nephew PLC	10,461	103,027

		1,754,159

TOTAL COMMON STOCKS
(Cost: $8,066,875)		9,015,016

SHORT-TERM INVESTMENTS—0.58%

MONEY MARKET FUNDS—0.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(e)(f)(g)	40,937	40,937
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(e)(f)(g)	2,976	2,976
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(e)(f)	8,515	8,515

		52,428

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,428)		52,428

TOTAL INVESTMENTS IN SECURITIES—99.75%
(Cost: $8,119,303)		9,067,444
Other Assets, Less Liabilities—0.25%		22,647

NET ASSETS—100.00%		$9,090,091

SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

April 30, 2012

(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—98.66%

AUSTRALIA—3.28%
Asciano Group	2,025	$9,971
Brambles Ltd.	3,046	22,927
Campbell Brothers Ltd.	114	8,138
Leighton Holdings Ltd.	366	7,845
Qantas Airways Ltd.(a)	2,340	3,983
QR National Ltd.	2,194	8,314
Sydney Airport	695	2,106
Toll Holdings Ltd.	1,383	8,437
Transurban Group	2,888	17,648

		89,369
BELGIUM—0.06%
Bekaert NV	55	1,629

		1,629
BRAZIL—0.55%
Embraer SA SP ADR	433	14,999

		14,999
CANADA—4.74%
Bombardier Inc. Class B	2,748	11,627
CAE Inc.	420	4,591
Canadian National Railway Co.	780	66,556
Canadian Pacific Railway Ltd.	294	22,750
Finning International Inc.	350	9,778
Ritchie Bros. Auctioneers Inc.	128	2,708
SNC-Lavalin Group Inc.	297	11,165

		129,175
CHILE—0.58%
LAN Airlines SA SP ADR	560	15,786

		15,786
CHINA—3.57%
Air China Ltd. Class H(a)	4,000	2,903
AviChina Industry & Technology Co. Ltd. Class H	4,000	1,846
Beijing Capital International Airport Co. Ltd. Class H	6,000	3,921
Beijing Enterprises Holdings Ltd.	1,000	5,594
China Communications Construction Co. Ltd. Class H(a)	7,000	7,038
China COSCO Holdings Co. Ltd. Class H	8,500	4,931
China Merchants Holdings (International) Co. Ltd.	2,000	6,471
China Railway Construction Corp. Ltd. Class H	4,000	3,192
China Railway Group Ltd. Class H	8,000	3,176
China Rongsheng Heavy Industries Group Holdings Ltd.	6,000	1,501
China Shipping Container Lines Co. Ltd. Class H(a)(b)	11,000	3,587
China Shipping Development Co. Ltd. Class H(a)	4,000	2,604
China Southern Airlines Co. Ltd. Class H(a)	4,000	1,800
China State Construction International Holdings Ltd.	4,000	3,697
CITIC Pacific Ltd.	3,000	4,942
COSCO Pacific Ltd.	4,000	5,826
CSR Corp Ltd. Class H(a)(b)	4,000	3,228

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

April 30, 2012

Dongfang Electric Corp. Ltd. Class H(a)	800	2,181
Jiangsu Expressway Co. Ltd. Class H(a)	2,000	1,972
Lonking Holdings Ltd.(b)	5,000	1,818
Metallurgical Corp. of China Ltd. Class H(b)	12,000	2,676
Sany Heavy Equipment International Holdings Co. Ltd.	2,000	1,544
Shanghai Electric Group Co. Ltd. Class H(a)	8,000	4,032
Shanghai Industrial Holdings Ltd.	1,000	3,345
Weichai Power Co. Ltd. Class H(a)	1,000	4,711
Zhejiang Expressway Co. Ltd. Class H	2,000	1,439
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,000	2,836
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H(b)	3,000	4,478

		97,289
DENMARK—1.31%
A.P. Moeller-Maersk A/S Class A	1	7,451
A.P. Moeller-Maersk A/S Class B	2	15,643
DSV A/S	435	9,907
Vestas Wind Systems A/S(a)(b)	292	2,577

		35,578
EGYPT—0.42%
Orascom Construction Industries SAE SP GDR	258	11,378

		11,378
FINLAND—1.15%
Kone OYJ Class B	195	12,066
Metso OYJ	245	10,506
Wartsila OYJ Abp	216	8,743

		31,315
FRANCE—8.83%
Aeroports de Paris	33	2,776
ALSTOM	405	14,462
Bouygues SA	325	8,827
Bureau Veritas SA	75	6,682
Compagnie de Saint-Gobain	732	30,659
Edenred SA	215	6,866
Eiffage SA	90	3,059
European Aeronautic Defence and Space Co. NV	754	29,764
Groupe Eurotunnel SA Registered	976	8,212
Legrand SA	300	10,125
Safran SA	271	10,043
Schneider Electric SA(a)	836	51,352
Societe BIC SA	13	1,432
Thales SA	190	6,582
Vallourec SA	214	12,868
Vinci SA	793	36,735

		240,444
GERMANY—7.80%
Brenntag AG	64	7,971
Deutsche Lufthansa AG Registered	472	6,142
Deutsche Post AG Registered	1,476	27,545
Fraport AG	89	5,783
GEA Group AG	365	12,043
Hochtief AG	111	6,507
MAN SE	127	16,043
Siemens AG Registered	1,407	130,300

		212,334

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

April 30, 2012

HONG KONG—2.26%
Cathay Pacific Airways Ltd.	2,000	3,393
Hopewell Holdings Ltd.	1,000	2,688
Hutchison Whampoa Ltd.	4,000	38,490
MTR Corp. Ltd.	2,500	8,894
NWS Holdings Ltd.	3,000	4,532
Orient Overseas International Ltd.	500	3,416

		61,413
INDIA—0.65%
Larsen & Toubro Ltd. SP GDR(c)	751	17,558

		17,558
INDONESIA—0.82%
PT United Tractors Tbk	6,954	22,397

		22,397
ISRAEL—0.07%
Delek Group Ltd. (The)	5	975
Elbit Systems Ltd.	27	984

		1,959
ITALY—1.27%
Atlantia SpA	539	8,168
Fiat Industrial SpA	1,406	15,948
Finmeccanica SpA	895	3,845
Prysmian SpA	414	6,740

		34,701
JAPAN—28.55%
All Nippon Airways Co. Ltd.	1,000	2,931
Amada Co. Ltd.	1,000	6,838
Asahi Glass Co. Ltd.	2,000	15,856
Central Japan Railway Co.	2	16,632
Dai Nippon Printing Co. Ltd.	1,000	8,930
Daikin Industries Ltd.	400	10,641
East Japan Railway Co.	600	37,423
FANUC Corp.	300	51,061
Fuji Electric Holdings Co. Ltd.	2,000	5,360
Furukawa Electric Co. Ltd.	2,000	5,461
GS Yuasa Corp.	1,000	5,185
Hino Motors Ltd.	1,000	7,139
Hitachi Construction Machinery Co. Ltd.	200	4,376
IHI Corp.	3,000	7,289
ITOCHU Corp.	2,600	29,502
Japan Steel Works Ltd. (The)	1,000	6,112
JS Group Corp.	400	7,880
JTEKT Corp.	500	5,529
Kajima Corp.	2,000	5,711
Kawasaki Heavy Industries Ltd.	3,000	9,093
Kawasaki Kisen Kaisha Ltd.(a)	2,000	4,258
Keikyu Corp.	1,000	8,592
Keio Corp.	1,000	7,239
Keisei Electric Railway Co. Ltd.	1,000	7,740

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

April 30, 2012

Kintetsu Corp.	2,000	7,064
Komatsu Ltd.	1,800	52,189
Kubota Corp.	2,000	19,438
Kurita Water Industries Ltd.	200	4,912
Mabuchi Motor Co. Ltd.	100	4,214
Makita Corp.	200	7,740
Marubeni Corp.	3,000	20,966
Mitsubishi Corp.	2,400	52,392
Mitsubishi Electric Corp.	3,000	26,564
Mitsubishi Heavy Industries Ltd.	6,000	27,353
Mitsui & Co. Ltd.	3,000	47,116
Mitsui O.S.K. Lines Ltd.	2,000	7,815
Nabtesco Corp.	200	4,313
Nidec Corp.	200	18,035
Nippon Express Co. Ltd.	1,000	3,795
Nippon Sheet Glass Co. Ltd.	2,000	2,605
Nippon Yusen K.K.	3,000	8,942
NSK Ltd.	1,000	6,938
NTN Corp.	1,000	3,820
Obayashi Corp.	1,000	4,246
Odakyu Electric Railway Co. Ltd.	1,000	9,268
Secom Co. Ltd.	300	14,278
Shimizu Corp.	2,000	7,615
SMC Corp.	100	16,795
Sojitz Corp.	2,900	4,903
Sumitomo Corp.	1,900	27,128
Sumitomo Electric Industries Ltd.	1,400	19,094
Sumitomo Heavy Industries Ltd.	1,000	5,185
Taisei Corp.	2,000	5,085
THK Co. Ltd.	300	6,027
Tobu Railway Co. Ltd.	1,000	5,097
Tokyu Corp.	1,000	4,684
Toppan Printing Co. Ltd.	1,000	6,801
TOTO Ltd.	1,000	7,414
Toyota Tsusho Corp.	400	7,980
Ushio Inc.	300	3,941
West Japan Railway Co.	200	8,228
Yamato Holdings Co. Ltd.	700	10,845

		777,603
MEXICO—1.14%
Alfa SAB de CV Series A	1,100	15,726
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,800	6,996
Grupo Carso SAB de CV Series A1	2,500	8,361

		31,083
NETHERLANDS—2.19%
Koninklijke Philips Electronics NV(a)	1,630	32,361
Randstad Holding NV	228	7,894
Royal Boskalis Westminster NV CVA	146	5,326
Royal Vopak NV	108	6,961
TNT Express NV	585	7,092

		59,634
NEW ZEALAND—0.75%
Auckland International Airport Ltd.	9,856	20,401

		20,401

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

April 30, 2012

NORWAY—0.39%
Orkla ASA	1,453	10,664

		10,664
PHILIPPINES—1.08%
Aboitiz Equity Ventures Inc.	4,000	4,832
Alliance Global Group Inc.	12,300	3,601
International Container Terminal Services Inc.	2,100	3,382
SM Investments Corp.	1,060	17,549

		29,364
SINGAPORE—4.41%
ComfortDelGro Corp. Ltd.	5,000	6,183
COSCO Corp. (Singapore) Ltd.	5,000	4,182
Fraser and Neave Ltd.	2,000	11,380
Hutchison Port Holdings Trust	12,000	9,060
Keppel Corp. Ltd.	3,600	32,151
Neptune Orient Lines Ltd.(a)	4,000	3,993
Noble Group Ltd.	9,000	8,583
SembCorp Industries Ltd.	3,000	12,244
SembCorp Marine Ltd.	2,000	8,211
Singapore Airlines Ltd.	1,000	8,648
Singapore Technologies Engineering Ltd.(b)	4,000	9,731
Yangzijiang Shipbuilding (Holdings) Ltd.	6,000	5,722

		120,088
SOUTH AFRICA—1.04%
Aveng Ltd.	937	4,807
Barloworld Ltd.	462	5,842
Bidvest Group Ltd.	586	13,901
Reunert Ltd.	414	3,846

		28,396
SPAIN—1.28%
Abertis Infraestructuras SA	569	8,804
Actividades de Construcciones y Servicios SA(b)	253	4,638
Ferrovial SA	973	10,833
Fomento de Construcciones y Contratas SA	119	2,032
International Consolidated Airlines Group SA(a)	1,863	5,351
Zardoya Otis SA	260	3,183

		34,841
SWEDEN—7.19%
Alfa Laval AB	739	14,729
Assa Abloy AB Class B	612	17,832
Atlas Copco AB Class A	1,329	31,627
Atlas Copco AB Class B	705	14,796
Sandvik AB	1,979	31,348
Scania AB Class B	667	13,631
Securitas AB Class B	751	6,881
Skanska AB Class B	826	13,440
SKF AB Class B	757	17,958
Volvo AB Class B	2,429	33,671

		195,913

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

April 30, 2012

SWITZERLAND—4.89%
ABB Ltd. Registered(a)	3,720	67,789
Adecco SA Registered(a)	217	10,567
Geberit AG Registered(a)	63	13,320
Kuehne & Nagel International AG Registered	74	8,993
Schindler Holding AG Participation Certificates	63	8,149
Schindler Holding AG Registered	30	3,834
SGS SA Registered	8	15,451
Sulzer AG Registered	36	5,176

		133,279
TURKEY—0.64%
Enka Insaat ve Sanayi AS	1,643	5,138
KOC Holding AS	1,556	5,768
TAV Havalimanlari Holding AS(a)	902	4,738
Turk Hava Yollari AO(a)	1,247	1,907

		17,551
UNITED KINGDOM—7.75%
Aggreko PLC	342	12,501
Babcock International Group PLC	457	6,167
BAE Systems PLC	4,756	22,798
Balfour Beatty PLC	925	3,920
Bunzl PLC	525	8,721
Capita PLC	923	9,937
Cobham PLC	853	3,137
Experian PLC	1,678	26,499
G4S PLC	2,016	9,153
Intertek Group PLC	174	7,106
Invensys PLC	1,703	6,142
Meggitt PLC	1,308	8,677
Rolls-Royce Holdings PLC(a)	3,055	40,853
Serco Group PLC	556	4,898
Smiths Group PLC	618	10,738
Weir Group PLC (The)	326	9,026
Wolseley PLC	543	20,660

		210,933

TOTAL COMMON STOCKS
(Cost: $2,466,343)		2,687,074

PREFERRED STOCKS—0.39%

BRAZIL—0.37%
GOL Linhas Aereas Inteligentes SA SP ADR	681	3,609
TAM SA SP ADR(a)	270	6,602

		10,211
UNITED KINGDOM—0.02%
Rolls-Royce Holdings PLC Class C	323,830	526

		526

TOTAL PREFERRED STOCKS
(Cost: $12,641)		10,737

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

April 30, 2012

SHORT-TERM INVESTMENTS—0.90%

MONEY MARKET FUNDS—0.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	22,539	22,539
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	1,638	1,638
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(d)(e)	290	290

		24,467

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,467)		24,467

TOTAL INVESTMENTS IN SECURITIES—99.95%
(Cost: $2,503,451)		2,722,278
Other Assets, Less Liabilities—0.05%		1,259

NET ASSETS—100.00%		$2,723,537

SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—99.60%

AUSTRALIA—0.56%
Computershare Ltd.	1,769	$15,488

		15,488
BRAZIL—1.88%
Cielo SA SP ADR	1,747	52,451

		52,451
CANADA—1.79%
CGI Group Inc. Class A(a)	781	17,526
Open Text Corp.(a)	216	12,108
Research In Motion Ltd.(a)	1,415	20,238

		49,872
CHINA—5.50%
Alibaba.com Ltd.(a)	6,000	10,302
GCL-Poly Energy Holdings Ltd.(b)	27,000	6,996
Kingboard Chemical Holdings Co. Ltd.	1,500	4,205
Lenovo Group Ltd.	24,000	23,079
Semiconductor Manufacturing International Corp.(a)	75,000	3,722
Tencent Holdings Ltd.	3,100	97,422
ZTE Corp. Class H(a)	3,080	7,472

		153,198
FINLAND—1.36%
Nokia OYJ	10,570	37,969

		37,969
FRANCE—2.93%
Alcatel-Lucent(a)	7,629	11,753
AtoS	198	12,751
Cap Gemini SA	499	19,477
Dassault Systemes SA	215	20,864
Neopost SA	103	5,921
STMicroelectronics NV	1,898	10,765

		81,531
GERMANY—7.84%
Infineon Technologies AG	3,762	37,448
SAP AG	2,553	169,255
United Internet AG Registered	590	11,667

		218,370
HONG KONG—0.69%
ASM Pacific Technology Ltd.	1,000	13,548
Foxconn International Holdings Ltd.(a)	12,000	5,692

		19,240

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

April 30, 2012

INDIA—3.30%
Infosys Ltd. SP ADR	1,535	72,682
Wipro Ltd. SP ADR	2,003	19,349

		92,031
ISRAEL—0.38%
NICE Systems Ltd.(a)	277	10,488

		10,488
JAPAN—29.01%
Advantest Corp.	400	6,713
Brother Industries Ltd.	700	9,486
Canon Inc.	3,200	147,085
Citizen Holdings Co. Ltd.	800	5,040
Dena Co. Ltd.	300	9,405
FUJIFILM Holdings Corp.	1,300	27,793
Fujitsu Ltd.	5,000	24,422
Gree Inc.	300	8,082
Hamamatsu Photonics K.K.	200	8,003
Hirose Electric Co. Ltd.	100	10,533
Hitachi High-Technologies Corp.	200	5,052
Hitachi Ltd.	13,000	83,362
Hoya Corp.	1,200	27,654
IBIDEN Co. Ltd.	400	8,261
Itochu Techno-Solutions Corp.	100	4,565
Keyence Corp.	110	26,121
Konami Corp.	300	8,755
Konica Minolta Holdings Inc.	1,500	12,286
Kyocera Corp.	500	49,220
Murata Manufacturing Co. Ltd.	600	34,529
NEC Corp.(a)	10,000	18,160
Nintendo Co. Ltd.	300	40,954
Nippon Electric Glass Co. Ltd.	1,000	8,166
Nomura Research Institute Ltd.	300	6,932
NTT Data Corp.	3	10,457
Omron Corp.	600	12,827
Oracle Corp. Japan	100	3,870
Ricoh Co. Ltd.	2,000	18,135
Rohm Co. Ltd.	300	13,601
Seiko Epson Corp.	400	5,390
Shimadzu Corp.	1,000	8,967
Square Enix Holdings Co. Ltd.	200	3,923
Sumco Corp.(a)	300	3,224
TDK Corp.	400	21,141
Tokyo Electron Ltd.	500	27,898
Toshiba Corp.	12,000	49,446
Trend Micro Inc.	300	9,145
Yahoo! Japan Corp.	40	12,028
Yaskawa Electric Corp.	1,000	8,754
Yokogawa Electric Corp.	900	8,702

		808,087
NETHERLANDS—2.46%
ASML Holding NV	1,344	68,379

		68,379

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

April 30, 2012

POLAND—0.20%
Asseco Poland SA	383	5,687

		5,687
SOUTH KOREA—15.69%
LG Display Co. Ltd. SP ADR(a)	4,221	47,149
Samsung Electronics Co. Ltd. SP GDR(c)	638	389,818

		436,967
SPAIN—0.79%
Amadeus IT Holding SA Class A	882	18,024
Indra Sistemas SA(b)	375	3,890

		21,914
SWEDEN—3.85%
Hexagon AB Class B	1,057	21,460
Telefonaktiebolaget LM Ericsson Class B(a)	8,656	85,744

		107,204
TAIWAN—19.47%
Advanced Semiconductor Engineering Inc. SP ADR	13,416	68,019
AU Optronics Corp. SP ADR	6,950	31,205
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	19,205	116,190
Siliconware Precision Industries Co. Ltd. SP ADR	7,255	42,297
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	14,927	232,563
United Microelectronics Corp. SP ADR	19,388	51,960

		542,234
UNITED KINGDOM—1.90%
ARM Holdings PLC	4,240	36,078
Sage Group PLC (The)	3,625	16,841

		52,919

TOTAL COMMON STOCKS
(Cost: $2,574,291)		2,774,029

SHORT-TERM INVESTMENTS—0.51%

MONEY MARKET FUNDS—0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	11,327	11,327
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	823	823

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

April 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(d)(e)	2,026	2,026

		14,176

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,176)		14,176

TOTAL INVESTMENTS IN SECURITIES—100.11%
(Cost: $2,588,467)		2,788,205
Other Assets, Less Liabilities—(0.11)%		(3,035)

NET ASSETS—100.00%		$2,785,170

SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—95.57%

AUSTRALIA—13.39%
Alumina Ltd.	3,617	$4,368
Amcor Ltd.	2,236	17,505
BHP Billiton Ltd.	5,168	191,264
Boral Ltd.	1,258	4,950
Fortescue Metals Group Ltd.	1,875	11,009
Iluka Resources Ltd.	656	11,610
Incitec Pivot Ltd.	2,945	10,025
James Hardie Industries SE	831	6,480
Lynas Corp. Ltd.(a)	2,650	3,104
Newcrest Mining Ltd.	1,245	34,088
Orica Ltd.	648	18,126
OZ Minerals Ltd.	435	4,225
Rio Tinto Ltd.	703	48,559
Sims Metal Management Ltd.	233	3,449

		368,762
AUSTRIA—0.26%
voestalpine AG	218	7,056

		7,056
BELGIUM—0.94%
Solvay SA	111	13,506
Umicore	229	12,425

		25,931
BRAZIL—1.95%
Companhia Siderurgica Nacional SA SP ADR	1,550	13,826
Fibria Celulose SA SP ADR(a)	427	3,390
Vale SA SP ADR	1,642	36,453

		53,669
CANADA—12.91%
Agnico-Eagle Mines Ltd.	253	10,105
Agrium Inc.	259	22,813
Barrick Gold Corp.	1,613	65,242
Centerra Gold Inc.	246	3,185
Eldorado Gold Corp.	1,019	14,440
First Quantum Minerals Ltd.	620	12,878
Franco-Nevada Corp.	191	8,566
Goldcorp Inc.	1,203	46,065
IAMGOLD Corp.	609	7,551
Inmet Mining Corp.	62	3,410
Ivanhoe Mines Ltd.(a)(b)	413	4,820
Kinross Gold Corp.	1,698	15,211
New Gold Inc.(a)	650	5,921
Osisko Mining Corp.(a)	508	5,229
Pan American Silver Corp.	142	2,761
Potash Corp. of Saskatchewan Inc.	1,452	61,728
Silver Wheaton Corp.	546	16,668
Teck Resources Ltd. Class B	865	32,273

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

April 30, 2012

Yamana Gold Inc.	1,124	16,485

		355,351
CHILE—0.97%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	457	26,638

		26,638
CHINA—2.92%
Aluminum Corp. of China Ltd. Class H(a)(b)	8,000	3,888
Angang Steel Co. Ltd. Class H(a)	4,000	2,738
Anhui Conch Cement Co. Ltd. Class H(a)	3,000	10,055
BBMG Corp. Class H	3,000	2,591
China BlueChemical Ltd. Class H(a)	8,000	5,723
China Molybdenum Co. Ltd. Class H(a)	2,000	779
China National Building Material Co. Ltd. Class H(a)	6,000	8,105
China Resources Cement Holdings Ltd.	4,000	3,176
China Shanshui Cement Group Ltd.	4,000	3,243
Dongyue Group Ltd.(a)	2,000	1,498
Fosun International Ltd.	5,000	2,991
Huabao International Holdings Ltd.	5,000	2,565
Jiangxi Copper Co. Ltd. Class H	4,000	9,673
Lee & Man Paper Manufacturing Ltd.	2,000	938
Nine Dragons Paper (Holdings) Ltd.	7,000	5,775
Shougang Fushan Resources Group Ltd.	6,000	2,104
Sinofert Holdings Ltd.	6,000	1,307
Sinopec Shanghai Petrochemical Co. Ltd. Class H	10,000	3,480
Yingde Gases Group Co. Ltd.	1,500	1,744
Zhaojin Mining Industry Co. Ltd. Class H	3,500	4,900
Zijin Mining Group Co. Ltd. Class H(a)	10,000	3,261

		80,534
DENMARK—0.45%
Novozymes A/S Class B	470	12,326

		12,326
FINLAND—0.49%
Stora Enso OYJ Class R	549	3,742
UPM-Kymmene OYJ	758	9,702

		13,444
FRANCE—4.02%
ArcelorMittal	1,241	21,460
Arkema SA	86	7,616
Imerys SA	72	4,092
L’Air Liquide SA	501	64,433
Lafarge SA	336	13,099

		110,700
GERMANY—8.67%
BASF SE	1,555	127,994
HeidelbergCement AG	236	12,974
K+S AG Registered	268	13,392
LANXESS AG	119	9,474
Linde AG	322	55,105
Salzgitter AG	68	3,550
ThyssenKrupp AG	569	13,481

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

April 30, 2012

Wacker Chemie AG(b)	34	2,740

		238,710
INDIA—0.60%
Sterlite Industries (India) Ltd. SP ADR	2,035	16,667

		16,667
INDONESIA—0.75%
PT Aneka Tambang (Persero) Tbk	11,000	2,059
PT Indocement Tunggal Prakarsa Tbk	4,000	7,856
PT Semen Gresik (Persero) Tbk	6,500	8,593
PT Vale Indonesia Tbk	6,500	2,192

		20,700
IRELAND—0.68%
CRH PLC	923	18,709

		18,709
ISRAEL—0.54%
Israel Chemicals Ltd.	961	11,005
Israel Corp. Ltd. (The)	6	3,913

		14,918
JAPAN—9.41%
Asahi Kasei Corp.	2,000	12,424
Denki Kagaku Kogyo K.K.	1,000	3,908
Hitachi Chemical Co. Ltd.	200	3,735
JFE Holdings Inc.	700	13,247
JSR Corp.	300	5,959
Kaneka Corp.	1,000	6,212
Kansai Paint Co. Ltd.	1,000	10,796
Kobe Steel Ltd.	4,000	5,761
Kuraray Co. Ltd.	700	10,029
Maruichi Steel Tube Ltd.	100	2,209
Mitsubishi Chemical Holdings Corp.	2,000	10,570
Mitsubishi Gas Chemical Co. Inc.	1,000	6,588
Mitsubishi Materials Corp.	2,000	6,012
Mitsui Chemicals Inc.	2,000	5,786
Nippon Paper Group Inc.	100	2,004
Nippon Steel Corp.	7,000	17,622
Nisshin Steel Co. Ltd.	1,000	1,415
Nitto Denko Corp.	300	12,437
Oji Paper Co. Ltd.	1,000	4,596
Shin-Etsu Chemical Co. Ltd.	700	40,679
Showa Denko K.K.	3,000	6,725
Sumitomo Chemical Co. Ltd.	3,000	12,437
Sumitomo Metal Industries Ltd.	5,000	9,080
Sumitomo Metal Mining Co. Ltd.	1,000	13,226
Teijin Ltd.	2,000	6,763
Toray Industries Inc.	2,000	15,455
Tosoh Corp.	1,000	2,793
Toyo Seikan Kaisha Ltd.	200	2,685
Ube Industries Ltd.	2,000	5,135
Yamato Kogyo Co. Ltd.	100	2,860

		259,148

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

April 30, 2012

MEXICO—2.23%
Cemex SAB de CV CPO(a)	23,300	16,839
Grupo Mexico SAB de CV Series B	7,337	22,671
Industrias Penoles SAB de CV	230	10,770
Mexichem SAB de CV	2,400	8,938
Minera Frisco SAB de CV Series A1(a)	500	2,166

		61,384
NETHERLANDS—1.57%
Akzo Nobel NV	442	23,684
Koninklijke DSM NV	339	19,435

		43,119
NEW ZEALAND—0.43%
Fletcher Building Ltd.	2,294	11,749

		11,749
NORWAY—0.90%
Norsk Hydro ASA	1,494	7,261
Yara International ASA	357	17,494

		24,755
PERU—0.92%
Compania de Minas Buenaventura SA SP ADR	346	14,279
Southern Copper Corp.	334	10,982

		25,261
POLAND—0.31%
KGHM Polska Miedz SA	192	8,450

		8,450
PORTUGAL—0.25%
CIMPOR-Cimentos de Portugal SGPS SA	953	6,963

		6,963
RUSSIA—1.66%
Mechel OAO SP ADR(a)	336	2,920
MMC Norilsk Nickel OJSC SP ADR	984	17,456
Novolipetsk Steel OJSC SP GDR(c)	277	5,983
Severstal OAO SP GDR(c)	442	5,980
Uralkali OJSC SP GDR(c)	351	13,286

		45,625
SOUTH AFRICA—3.38%
African Rainbow Minerals Ltd.	141	3,293
Anglo American Platinum Ltd.	98	6,373
AngloGold Ashanti Ltd.	628	21,439
ArcelorMittal South Africa Ltd.	208	1,583
Exxaro Resources Ltd.	203	5,422
Gold Fields Ltd.	1,160	14,803
Harmony Gold Mining Co. Ltd.	614	5,993
Impala Platinum Holdings Ltd.	814	15,891
Kumba Iron Ore Ltd.	140	9,926

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

April 30, 2012

Northam Platinum Ltd.	201	865
Pretoria Portland Cement Co. Ltd.	791	3,162
Sappi Ltd.(a)	1,165	4,235

		92,985
SOUTH KOREA—1.93%
POSCO SP ADR	639	53,197

		53,197
SPAIN—0.15%
Acerinox SA	336	4,084

		4,084
SWEDEN—1.15%
Boliden AB	512	8,194
Holmen AB Class B	145	3,850
SSAB AB Class A	347	3,540
Svenska Cellulosa AB Class B	1,013	16,046

		31,630
SWITZERLAND—3.83%
Givaudan SA Registered(a)	16	15,530
Holcim Ltd. Registered(a)	408	25,398
Sika AG Bearer	4	8,475
Syngenta AG Registered	160	56,180

		105,583
THAILAND—1.07%
Indorama Ventures PCL NVDR	3,800	4,263
PTT Global Chemical PCL NVDR	4,717	10,546
Siam Cement PCL NVDR	1,300	14,797

		29,606
TURKEY—0.34%
Eregli Demir ve Celik Fabrikalari TAS	3,139	4,336
Eregli Demir ve Celik Fabrikalari TAS New	1,372	1,795
Koza Altin Isletmeleri AS	149	3,219

		9,350
UNITED KINGDOM—16.50%
Anglo American PLC	2,067	79,482
Antofagasta PLC	576	11,046
BHP Billiton PLC	3,424	109,784
Eurasian Natural Resources Corp.	100	909
Fresnillo PLC	248	6,282
Glencore International PLC(b)	2,153	14,880
Johnson Matthey PLC	365	13,715
Kazakhmys PLC	273	3,817
Lonmin PLC	237	4,010
Randgold Resources Ltd.	136	11,981
Rexam PLC	1,408	9,831
Rio Tinto PLC	2,216	123,517
Vedanta Resources PLC	175	3,458

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

April 30, 2012

Xstrata PLC	3,215	61,474

		454,186

TOTAL COMMON STOCKS
(Cost: $2,486,064)		2,631,190

PREFERRED STOCKS—3.69%

BRAZIL—3.69%
Bradespar SA	120	2,177
Braskem SA Class A SP ADR	370	5,439
Gerdau SA SP ADR	1,884	17,691
Vale SA Class A SP ADR	3,524	76,224

		101,531

TOTAL PREFERRED STOCKS
(Cost: $110,587)		101,531

SHORT-TERM INVESTMENTS—0.64%

MONEY MARKET FUNDS—0.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	16,254	16,254
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	1,182	1,182
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(d)(e)	383	383

		17,819

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,819)		17,819

TOTAL INVESTMENTS IN SECURITIES—99.90%
(Cost: $2,614,470)		2,750,540
Other Assets, Less Liabilities—0.10%		2,648

NET ASSETS—100.00%		$2,753,188

CPO	- Certificates of Participation (Ordinary)
NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—98.09%

AUSTRALIA—1.82%
Telstra Corp. Ltd.	13,094	$48,256

		48,256
AUSTRIA—0.43%
Telekom Austria AG	1,052	11,537

		11,537
BELGIUM—0.61%
Belgacom SA	445	12,640
Mobistar SA	91	3,441

		16,081
BRAZIL—0.70%
Oi SA SP ADR	527	3,515
TIM Participacoes SA SP ADR	503	15,055

		18,570
CANADA—4.82%
BCE Inc.	852	34,513
Bell Aliant Inc.	331	8,764
Rogers Communications Inc. Class B	1,185	44,224
TELUS Corp.	200	12,007
TELUS Corp. NVS	485	28,458

		127,966
CHINA—9.89%
China Communications Services Corp. Ltd. Class H	14,400	7,406
China Mobile Ltd.	18,000	199,426
China Telecom Corp. Ltd. Class H(a)	44,000	23,708
China Unicom (Hong Kong) Ltd.	18,000	32,020

		262,560
CZECH REPUBLIC—0.24%
Telefonica O2 Czech Republic AS	314	6,333

		6,333
DENMARK—0.39%
TDC A/S	1,462	10,483

		10,483
EGYPT—0.48%
Orascom Telecom Holding SAE SP GDR(a)(b)	3,253	9,108
Orascom Telecom Media and Technology Holding SAE SP GDR(a)(b)	3,253	3,676

		12,784

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

April 30, 2012

FINLAND—0.38%
Elisa OYJ	449	10,126

		10,126
FRANCE—5.72%
France Telecom SA	5,515	75,439
Iliad SA	68	8,753
Vivendi SA	3,658	67,612

		151,804
GERMANY—3.56%
Deutsche Telekom AG Registered	8,383	94,499

		94,499
GREECE—0.08%
Hellenic Telecommunications Organization SA SP ADR	1,333	2,226

		2,226
HONG KONG—0.26%
HKT Trust and HKT Ltd.(a)	391	304
PCCW Ltd.	18,000	6,705

		7,009
HUNGARY—0.15%
Magyar Telekom Telecommunications PLC	1,587	4,008

		4,008
INDONESIA—1.45%
PT Indosat Tbk	6,500	3,430
PT Telekomunikasi Indonesia Tbk	34,500	31,908
PT XL Axiata Tbk	5,500	3,232

		38,570
ISRAEL—0.60%
Bezeq The Israel Telecommunication Corp. Ltd.	5,966	9,966
Cellcom Israel Ltd.	231	2,900
Partner Communications Co. Ltd.	401	2,999

		15,865
ITALY—1.85%
Telecom Italia SpA(a)	27,697	31,471
Telecom Italia SpA RNC(a)	18,666	17,541

		49,012
JAPAN—10.41%
KDDI Corp.	9	59,177
Nippon Telegraph and Telephone Corp.	1,300	59,021
NTT DoCoMo Inc.	47	80,173
SoftBank Corp.	2,600	78,021

		276,392

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

April 30, 2012

MEXICO—5.91%
America Movil SAB de CV Series L	117,400	156,785

		156,785
MOROCCO—0.41%
Maroc Telecom	710	10,873

		10,873
NETHERLANDS—1.46%
Koninklijke KPN NV	4,318	38,754

		38,754
NEW ZEALAND—0.52%
Telecom Corp. of New Zealand Ltd.	6,463	13,907

		13,907
NORWAY—1.48%
Telenor ASA	2,140	39,301

		39,301
PHILIPPINES—0.70%
Globe Telecom Inc.	250	6,644
Philippine Long Distance Telephone Co.	195	11,953

		18,597
POLAND—0.43%
Telekomunikacja Polska SA	2,194	11,479

		11,479
PORTUGAL—0.45%
Portugal Telecom SGPS SA Registered	2,218	11,936

		11,936
RUSSIA—2.17%
Mobile TeleSystems OJSC SP ADR	1,626	31,805
Rostelecom OJSC SP ADR(a)	700	19,796
Sistema JSFC SP GDR(b)	313	5,947

		57,548
SINGAPORE—2.86%
Singapore Telecommunications Ltd.	26,000	65,562
StarHub Ltd.	4,000	10,313

		75,875
SOUTH AFRICA—4.11%
MTN Group Ltd.	5,059	88,703
Telkom South Africa Ltd.	992	3,044
Vodacom Group Ltd.	1,255	17,505

		109,252

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

April 30, 2012

SOUTH KOREA—0.55%
KT Corp. SP ADR	397	5,101
SK Telecom Co. Ltd. SP ADR	702	9,491

		14,592
SPAIN—6.72%
Telefonica SA	12,246	178,452

		178,452
SWEDEN—3.22%
Millicom International Cellular SA SDR	235	24,956
Tele2 AB Class B	931	17,738
TeliaSonera AB	6,396	42,743

		85,437
SWITZERLAND—1.09%
Swisscom AG Registered	78	29,055

		29,055
TAIWAN—1.82%
Chunghwa Telecom Co. Ltd. SP ADR	1,557	48,236

		48,236
THAILAND—0.74%
Advanced Information Service PCL NVDR	3,300	19,639

		19,639
TURKEY—0.78%
Turk Telekomunikasyon AS	1,879	8,226
Turkcell Iletisim Hizmetleri AS(a)	2,483	12,394

		20,620
UNITED KINGDOM—18.83%
BT Group PLC	22,739	77,837
Inmarsat PLC	1,248	8,913
Vodafone Group PLC	149,290	413,334

		500,084

TOTAL COMMON STOCKS
(Cost: $2,508,932)		2,604,503

PREFERRED STOCKS—1.52%

BRAZIL—1.52%
Oi SA SP ADR	814	14,595
Telefonica Brasil SA SP ADR	903	25,708

		40,303

TOTAL PREFERRED STOCKS
(Cost: $30,839)		40,303

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

April 30, 2012

SHORT-TERM INVESTMENTS—0.24%

MONEY MARKET FUNDS—0.24%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(c)(d)	6,411	6,411

		6,411

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,411)		6,411

TOTAL INVESTMENTS IN SECURITIES—99.85%
(Cost: $2,546,182)		2,651,217
Other Assets, Less Liabilities—0.15%		3,927

NET ASSETS—100.00%		$2,655,144

NVDR	- Non-Voting Depositary Receipts
NVS	- Non-Voting Shares
SDR	- Swedish Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—95.66%

AUSTRALIA—2.26%
AGL Energy Ltd.	5,799	$90,435
APA Group	4,986	27,095
SP AusNet	24,399	28,068

		145,598
AUSTRIA—0.46%
Verbund AG	1,071	29,973

		29,973
BRAZIL—2.56%
Centrais Eletricas Brasileiras SA SP ADR	3,981	33,918
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	942	74,569
CPFL Energia SA SP ADR	2,013	56,766

		165,253
CANADA—3.29%
Canadian Utilities Ltd. Class A	1,065	75,017
Fortis Inc.	2,547	88,325
TransAlta Corp.	2,922	48,446

		211,788
CHILE—2.71%
Empresa Nacional de Electricidad SA SP ADR	1,665	90,942
Enersis SA SP ADR	4,122	83,553

		174,495
CHINA—3.05%
China Gas Holdings Ltd.	42,000	20,898
China Longyuan Power Group Corp. Ltd. Class H(a)	27,000	21,335
China Resources Gas Group Ltd.	12,000	23,326
China Resources Power Holdings Co. Ltd.	18,000	32,855
Datang International Power Generation Co. Ltd. Class H	72,000	25,616
ENN Energy Holdings Ltd.	6,000	21,114
Guangdong Investment Ltd.	36,000	26,497
Huaneng Power International Inc. Class H(a)	42,000	24,904

		196,545
CZECH REPUBLIC—1.11%
CEZ AS	1,776	71,616

		71,616
FINLAND—1.67%
Fortum OYJ	4,995	107,431

		107,431
FRANCE—7.62%
Electricite de France	2,694	56,997
GDF Suez	13,845	318,664

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

April 30, 2012

Suez Environnement SA	3,606	50,853
Veolia Environnement	4,437	64,980

		491,494
GERMANY—10.70%
E.ON AG	20,070	454,637
RWE AG	5,469	235,070

		689,707
HONG KONG—7.91%
Cheung Kong Infrastructure Holdings Ltd.(b)	6,000	35,616
CLP Holdings Ltd.	22,500	192,726
Hong Kong and China Gas Co. Ltd. (The)	57,600	147,309
Power Assets Holdings Ltd.	18,000	134,575

		510,226
INDIA—1.06%
GAIL (India) Ltd. SP GDR(b)(c)	1,827	68,513

		68,513
INDONESIA—0.94%
PT Perusahaan Gas Negara (Persero) Tbk	166,500	60,690

		60,690
ITALY—6.46%
A2A SpA	12,096	7,678
Enel Green Power SpA	19,464	31,429
Enel SpA	73,119	240,006
Snam SpA	17,667	84,039
Terna SpA	14,370	53,445

		416,597
JAPAN—13.07%
Chubu Electric Power Co. Inc.	7,500	122,863
Chugoku Electric Power Co. Inc. (The)	3,300	56,746
Electric Power Development Co. Ltd.	1,200	33,305
Hokkaido Electric Power Co. Inc.	2,100	29,562
Hokuriku Electric Power Co.	1,800	30,817
Kansai Electric Power Co. Inc. (The)	8,400	121,826
Kyushu Electric Power Co. Inc.	4,500	59,797
Osaka Gas Co. Ltd.	21,000	84,952
Shikoku Electric Power Co. Inc.	2,100	54,259
Toho Gas Co. Ltd.	3,000	18,110
Tohoku Electric Power Co. Inc.(a)	5,400	56,743
Tokyo Electric Power Co. Inc. (The)(a)	17,100	42,833
Tokyo Gas Co. Ltd.	27,000	130,528

		842,341
NEW ZEALAND—0.30%
Contact Energy Ltd.(a)	4,884	19,380

		19,380
PHILIPPINES—1.08%
Aboitiz Power Corp.	21,000	16,912
Energy Development Corp.	147,000	20,542

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

April 30, 2012

Manila Electric Co.	5,100	31,866

		69,320
POLAND—1.18%
ENEA SA	1,311	6,922
Polska Grupa Energetyczna SA	8,238	49,318
Tauron Polska Energia SA	13,500	19,991

		76,231
PORTUGAL—1.24%
EDP Renovaveis SA(a)	3,090	13,161
Energias de Portugal SA	23,283	66,563

		79,724
RUSSIA—1.14%
RusHydro OJSC SP ADR	21,093	73,404

		73,404
SOUTH KOREA—0.89%
Korea Electric Power Corp. SP ADR(a)	6,033	57,314

		57,314
SPAIN—5.73%
Acciona SA	345	21,188
Enagas SA	2,226	39,111
Gas Natural SDG SA	3,810	53,050
Iberdrola SA	43,065	200,464
Red Electrica Corporacion SA	1,278	55,633

		369,446
THAILAND—0.49%
Glow Energy PCL NVDR	14,400	31,493

		31,493
UNITED KINGDOM—18.74%
Centrica PLC	58,275	290,419
International Power PLC	17,313	117,234
National Grid PLC	39,147	423,051
Severn Trent PLC	2,748	75,414
SSE PLC	10,551	226,330
United Utilities Group PLC	7,557	75,899

		1,208,347

TOTAL COMMON STOCKS
(Cost: $6,559,113)		6,166,926

PREFERRED STOCKS—3.60%

BRAZIL—3.26%
Centrais Eletricas Brasileiras SA Class B SP ADR	2,781	33,233
Companhia Energetica de Minas Gerais SP ADR	5,175	127,667
Companhia Paranaense de Energia Class B SP ADR	1,962	49,148

		210,048

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

April 30, 2012

GERMANY—0.34%
RWE AG NVS	555	21,942

		21,942

TOTAL PREFERRED STOCKS
(Cost: $218,707)		231,990

SHORT-TERM INVESTMENTS—0.91%

MONEY MARKET FUNDS—0.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	53,995	53,995
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	3,925	3,925
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(d)(e)	781	781

		58,701

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,701)		58,701

TOTAL INVESTMENTS IN SECURITIES—100.17%
(Cost: $6,836,521)		6,457,617
Other Assets, Less Liabilities—(0.17)%		(10,864)

NET ASSETS—100.00%		$6,446,753

NVDR	– Non-Voting Depositary Receipts
NVS	– Non-Voting Shares
SP ADR	– Sponsored American Depositary Receipts
SP GDR	– Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—98.93%

CHINA—24.74%
Agile Property Holdings Ltd.	1,578,000	$2,062,572
Agricultural Bank of China Ltd. Class H	17,020,000	8,095,620
Air China Ltd. Class H(a)	2,062,000	1,496,447
Alibaba.com Ltd.(a)	1,132,000	1,943,636
Aluminum Corp. of China Ltd. Class H(a)(b)	3,362,000	1,633,816
Angang Steel Co. Ltd. Class H(a)(b)	1,004,000	687,215
Anhui Conch Cement Co. Ltd. Class H(a)	1,294,500	4,338,500
Anta Sports Products Ltd.(b)	681,000	673,297
AviChina Industry & Technology Co. Ltd. Class H	1,772,000	817,732
Bank of China Ltd. Class H	63,387,000	26,555,090
Bank of Communications Co. Ltd. Class H	6,674,100	5,161,883
BBMG Corp. Class H	1,115,000	962,972
Beijing Capital International Airport Co. Ltd. Class H	1,392,000	909,728
Beijing Enterprises Holdings Ltd.(b)	459,000	2,567,832
Belle International Holdings Ltd.(b)	4,158,000	8,157,618
Bosideng International Holdings Ltd.	1,790,000	516,851
Brilliance China Automotive Holdings Ltd.(a)(b)	2,138,000	2,320,513
BYD Co. Ltd. Class H(a)(b)	463,000	1,220,502
China Agri-Industries Holdings Ltd.(b)	1,408,000	1,038,157
China BlueChemical Ltd. Class H(a)	2,603,500	1,862,579
China CITIC Bank Corp. Ltd. Class H	6,740,200	4,292,042
China Coal Energy Co. Class H(a)	3,756,000	4,313,874
China Communications Construction Co. Ltd. Class H(a)	4,041,000	4,063,008
China Communications Services Corp. Ltd. Class H	1,928,000	991,617
China Construction Bank Corp. Class H	56,625,390	44,087,184
China COSCO Holdings Co. Ltd. Class H(b)	2,334,500	1,354,162
China Dongxiang (Group) Co. Ltd.(b)	2,662,000	360,298
China Everbright Ltd.(b)	886,000	1,407,047
China Gas Holdings Ltd.(b)	2,652,000	1,319,548
China International Marine Containers (Group) Co. Ltd. Class B	450,083	660,236
China Life Insurance Co. Ltd. Class H(a)	7,095,000	19,205,955
China Longyuan Power Group Corp. Ltd. Class H(a)	1,858,000	1,468,150
China Mengniu Dairy Co. Ltd.(b)	1,070,000	3,310,238
China Merchants Bank Co. Ltd. Class H(a)	3,620,993	7,860,207
China Merchants Holdings (International) Co. Ltd.(b)	994,000	3,216,061
China Minsheng Banking Corp. Ltd. Class H	4,473,000	4,641,507
China Mobile Ltd.	5,766,500	63,888,457
China Molybdenum Co. Ltd. Class H(a)	768,000	298,973
China National Building Material Co. Ltd. Class H(a)	2,670,000	3,606,922
China Oilfield Services Ltd. Class H	1,790,000	2,902,671
China Overseas Land & Investment Ltd.	3,779,760	8,195,103
China Pacific Insurance (Group) Co. Ltd. Class H(a)	1,572,800	5,139,439
China Petroleum & Chemical Corp. Class H	16,378,000	17,649,458
China Railway Construction Corp. Ltd. Class H	1,773,500	1,415,096
China Railway Group Ltd. Class H	3,559,000	1,413,002
China Resources Cement Holdings Ltd.(b)	1,494,000	1,186,303
China Resources Enterprise Ltd.(b)	1,072,000	3,896,800
China Resources Gas Group Ltd.	550,000	1,069,124
China Resources Land Ltd.(b)	1,786,000	3,439,508
China Resources Power Holdings Co. Ltd.	1,398,000	2,551,730
China Rongsheng Heavy Industries Group Holdings Ltd.(b)	1,597,000	399,366
China Shanshui Cement Group Ltd.	1,403,000	1,137,555
China Shenhua Energy Co. Ltd. Class H(a)	3,162,500	14,043,779
China Shipping Container Lines Co. Ltd. Class H(a)(b)	2,951,000	962,396
China Shipping Development Co. Ltd. Class H(a)	1,088,000	708,247
China Southern Airlines Co. Ltd. Class H(a)	1,910,000	859,257

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

April 30, 2012

China State Construction International Holdings Ltd.	1,156,000	1,068,418
China Taiping Insurance Holdings Co. Ltd.(a)(b)	669,600	1,396,555
China Telecom Corp. Ltd. Class H(a)	12,992,000	7,000,298
China Unicom (Hong Kong) Ltd.	5,538,000	9,851,362
China Vanke Co. Ltd. Class B	1,063,331	1,420,013
China Yurun Food Group Ltd.(b)	1,329,000	1,701,134
China ZhengTong Auto Services Holdings Ltd.(a)(b)	664,500	656,127
China Zhongwang Holdings Ltd.(b)	1,158,400	477,829
Chongqing Rural Commercial Bank Co. Ltd. Class H(a)(b)	1,920,000	888,505
CITIC Pacific Ltd.(b)	1,073,000	1,767,644
CNOOC Ltd.	16,923,000	36,080,877
COSCO Pacific Ltd.(b)	1,424,000	2,074,210
Country Garden Holdings Co. Ltd.(a)	3,339,000	1,450,476
CSG Holding Co. Ltd. Class B	445,600	342,913
CSR Corp Ltd. Class H(a)	1,609,000	1,298,358
Dah Chong Hong Holdings Ltd.(b)	568,000	604,773
Daphne International Holdings Ltd.(b)	886,000	1,265,429
Datang International Power Generation Co. Ltd. Class H	2,658,000	945,645
Dongfang Electric Corp. Ltd. Class H(a)	472,200	1,287,362
Dongfeng Motor Group Co. Ltd. Class H	2,798,000	5,518,275
Dongyue Group Ltd.(a)(b)	733,000	548,965
ENN Energy Holdings Ltd.	640,000	2,252,199
Evergrande Real Estate Group Ltd.(b)	4,726,000	2,735,296
Far East Horizon Ltd.(a)	1,168,000	898,838
Fosun International Ltd.	2,224,500	1,330,499
Franshion Properties (China) Ltd.(b)	2,996,000	826,456
GCL-Poly Energy Holdings Ltd.(b)	6,288,000	1,629,194
Geely Automobile Holdings Ltd.(b)	2,925,000	1,089,652
Golden Eagle Retail Group Ltd.(b)	563,000	1,476,852
GOME Electrical Appliances Holdings Ltd.(b)	9,340,160	1,685,569
Great Wall Motor Co. Ltd. Class H(a)	1,156,500	2,498,526
Guangdong Investment Ltd.	2,058,000	1,514,766
Guangzhou Automobile Group Co. Ltd. Class H(a)	2,028,855	2,251,741
Guangzhou R&F Properties Co. Ltd. Class H(b)	788,400	1,052,860
Haier Electronics Group Co. Ltd.(a)	886,000	927,372
Hengan International Group Co. Ltd.(b)	684,500	7,248,452
Hengdeli Holdings Ltd.(b)	1,772,000	710,376
Huabao International Holdings Ltd.(b)	1,619,000	830,604
Huaneng Power International Inc. Class H(a)	2,850,000	1,689,923
Industrial and Commercial Bank of China Ltd. Class H	57,827,350	38,612,442
Inner Mongolia Yitai Coal Co. Ltd. Class B	510,935	2,915,395
Intime Department Store Group Co. Ltd.	785,500	992,285
Jiangsu Expressway Co. Ltd. Class H(a)	948,000	934,833
Jiangxi Copper Co. Ltd. Class H	1,498,000	3,622,504
Kingboard Chemical Holdings Co. Ltd.	520,000	1,457,897
Kunlun Energy Co. Ltd.	2,460,000	4,337,959
Lee & Man Paper Manufacturing Ltd.	1,335,000	626,393
Lenovo Group Ltd.	5,542,000	5,329,293
Longfor Properties Co. Ltd.(a)(b)	1,738,500	2,765,375
Lonking Holdings Ltd.(b)	1,443,000	524,541
Metallurgical Corp. of China Ltd. Class H(b)	2,500,000	557,507
Minmetals Resources Ltd.(a)	1,004,000	512,499
Nine Dragons Paper (Holdings) Ltd.(b)	1,470,000	1,212,723
Parkson Retail Group Ltd.(b)	1,215,500	1,360,000
PetroChina Co. Ltd. Class H	20,412,000	30,942,621
PICC Property and Casualty Co. Ltd. Class H	2,988,400	3,748,140
Ping An Insurance (Group) Co. of China Ltd. Class H	1,623,000	13,577,738
Poly (Hong Kong) Investments Ltd.(a)(b)	1,700,000	889,691
Renhe Commercial Holdings Co. Ltd.(b)	9,946,000	576,933
Sany Heavy Equipment International Holdings Co. Ltd.(b)	629,000	485,670
Semiconductor Manufacturing International Corp.(a)	16,637,000	825,658
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,372,000	1,586,393
Shanghai Electric Group Co. Ltd. Class H(a)	3,854,000	1,942,463

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

April 30, 2012

Shanghai Industrial Holdings Ltd.(b)	466,000	1,558,790
Shanghai Pharmaceuticals Holding Co. Ltd. Class H(a)	361,300	543,970
Shimao Property Holdings Ltd.(b)	1,427,500	1,887,938
Shougang Fushan Resources Group Ltd.(b)	2,482,000	870,232
Shui On Land Ltd.(b)	2,215,800	928,278
Sihuan Pharmaceutical Holdings Group Ltd.(b)	1,506,000	572,679
Sino-Ocean Land Holdings Ltd.(b)	3,101,000	1,447,020
Sinofert Holdings Ltd.(b)	1,894,000	412,602
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,706,000	941,794
Sinopharm Group Co. Ltd. Class H(a)	735,600	1,929,614
Skyworth Digital Holdings Ltd.(b)	1,458,000	597,653
SOHO China Ltd.(b)	3,441,000	2,674,645
Sun Art Retail Group Ltd.(a)(b)	1,550,500	2,058,606
Tencent Holdings Ltd.(b)	975,000	30,640,972
Tingyi (Cayman Islands) Holding Corp.(b)	2,120,000	5,656,795
Tsingtao Brewery Co. Ltd. Class H	302,000	1,833,547
Want Want China Holdings Ltd.	5,502,000	6,751,834
Weichai Power Co. Ltd. Class H(a)(b)	339,000	1,597,171
Wumart Stores Inc. Class H	444,000	1,026,762
Yanzhou Coal Mining Co. Ltd. Class H(a)	2,052,000	4,290,347
Yingde Gases Group Co. Ltd.	582,000	676,696
Yuexiu Property Co. Ltd.	4,436,000	994,959
Zhaojin Mining Industry Co. Ltd. Class H	721,000	1,009,321
Zhejiang Expressway Co. Ltd. Class H	1,212,000	871,768
Zhongsheng Group Holdings Ltd.(b)	443,000	880,547
Zhuzhou CSR Times Electric Co. Ltd. Class H	443,000	1,256,292
Zijin Mining Group Co. Ltd. Class H(a)	5,592,000	1,823,694
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H(b)	1,100,740	1,643,076
ZTE Corp. Class H(a)(b)	554,000	1,343,982

		619,689,760
HONG KONG—11.34%
AIA Group Ltd.	7,835,800	27,877,681
ASM Pacific Technology Ltd.	162,700	2,204,218
Bank of East Asia Ltd. (The)(b)	1,699,800	6,343,232
BOC Hong Kong (Holdings) Ltd.	3,768,000	11,681,274
Cathay Pacific Airways Ltd.(b)	1,022,000	1,733,688
Cheung Kong (Holdings) Ltd.	1,329,000	17,679,456
Cheung Kong Infrastructure Holdings Ltd.	443,000	2,629,648
CLP Holdings Ltd.	1,774,500	15,199,707
First Pacific Co. Ltd.	1,492,000	1,621,290
Foxconn International Holdings Ltd.(a)	1,791,000	849,586
Galaxy Entertainment Group Ltd.(a)	1,076,000	3,363,475
Hang Lung Group Ltd.(b)	910,000	5,712,610
Hang Lung Properties Ltd.	2,222,000	8,220,347
Hang Seng Bank Ltd.	664,500	9,130,959
Henderson Land Development Co. Ltd.	902,000	5,139,170
HKT Trust and HKT Ltd.(a)	56,000	43,528
Hong Kong and China Gas Co. Ltd. (The)	4,277,240	10,938,796
Hong Kong Exchanges and Clearing Ltd.	1,030,400	16,483,212
Hopewell Holdings Ltd.	303,000	814,353
Hutchison Whampoa Ltd.	1,951,000	18,773,762
Hysan Development Co. Ltd.	807,000	3,656,479
Kerry Properties Ltd.	564,500	2,579,553
Li & Fung Ltd.	5,342,000	11,430,789
Lifestyle International Holdings Ltd.	850,000	1,994,135
Link REIT (The)	2,379,500	9,907,235
MTR Corp. Ltd.	1,114,000	3,963,314
New World Development Co. Ltd.	3,035,000	3,783,114
NWS Holdings Ltd.	1,446,500	2,185,296
Orient Overseas International Ltd.	174,500	1,192,163
PCCW Ltd.	2,678,000	997,637

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

April 30, 2012

Power Assets Holdings Ltd.	1,218,000	9,106,249
Sands China Ltd.	2,176,000	8,555,058
Shangri-La Asia Ltd.	1,784,333	3,790,507
Sino Land Co. Ltd.	2,459,200	4,247,788
SJM Holdings Ltd.	1,410,000	3,097,084
Sun Hung Kai Properties Ltd.	1,329,000	16,034,855
Swire Pacific Ltd. Class A	664,500	7,850,398
Wharf (Holdings) Ltd. (The)	1,332,000	7,949,676
Wheelock and Co. Ltd.	1,230,000	4,154,039
Wing Hang Bank Ltd.(b)	260,500	2,771,973
Wynn Macau Ltd.	1,646,000	5,283,156
Yue Yuen Industrial (Holdings) Ltd.	886,500	2,971,093

		283,941,583
INDIA—8.54%
ACC Ltd.	43,065	1,010,965
Adani Enterprises Ltd.	201,258	1,072,930
Adani Ports and Special Economic Zone Ltd.	359,940	872,872
Aditya Birla Nuvo Ltd.	27,913	491,099
Ambuja Cements Ltd.	512,699	1,466,105
Asian Paints Ltd.	25,427	1,701,631
Axis Bank Ltd.	202,200	4,247,159
Bajaj Auto Ltd.	72,027	2,220,195
Bank of India	85,060	570,564
Bharat Heavy Electricals Ltd.	566,184	2,414,608
Bharat Petroleum Corp. Ltd.	68,297	869,134
Bharti Airtel Ltd.	515,821	3,039,135
Canara Bank Ltd.	63,623	527,093
Cipla Ltd.	317,422	1,879,235
Coal India Ltd.	446,784	2,987,179
Dabur India Ltd.	350,909	744,766
DLF Ltd.	393,923	1,397,791
Dr. Reddy’s Laboratories Ltd.	46,473	1,554,641
Dr. Reddy’s Laboratories Ltd. SP ADR	61,240	2,071,749
GAIL (India) Ltd.	359,975	2,257,187
GMR Infrastructure Ltd.(a)	858,357	434,065
HCL Technologies Ltd.	133,141	1,293,640
HDFC Bank Ltd.	1,389,775	14,306,507
Hero Motocorp Ltd.	63,933	2,718,730
Hindalco Industries Ltd.	997,923	2,286,512
Hindustan Unilever Ltd.	812,954	6,441,928
Housing Development Finance Corp. Ltd.	1,018,612	13,019,678
ICICI Bank Ltd.	477,554	7,995,631
Idea Cellular Ltd.(a)	578,385	861,541
Infosys Ltd.	369,956	17,284,035
Infosys Ltd. SP ADR(b)	43,254	2,048,077
Infrastructure Development Finance Co. Ltd.	839,672	1,927,103
ITC Ltd.	2,116,930	9,861,600
Jaiprakash Associates Ltd.	892,799	1,266,352
Jindal Steel & Power Ltd.	341,631	3,267,211
JSW Steel Ltd.	79,906	1,051,211
Kotak Mahindra Bank Ltd.	233,236	2,579,316
Larsen & Toubro Ltd.	140,616	3,273,525
Larsen & Toubro Ltd. SP GDR(c)	69,383	1,622,175
LIC Housing Finance Ltd.	258,470	1,275,429
Lupin Ltd.	132,622	1,390,140
Mahindra & Mahindra Ltd.	208,317	2,806,745
Mahindra & Mahindra Ltd. SP GDR(b)	87,906	1,194,643
Maruti Suzuki (India) Ltd.	57,207	1,489,173
NTPC Ltd.	558,012	1,720,625
Oil & Natural Gas Corp. Ltd.	669,159	3,428,964
Piramal Healthcare Ltd.	56,867	472,579

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

April 30, 2012

Power Finance Corp. Ltd.	206,240	665,877
Power Grid Corp. of India Ltd.	1,063,710	2,245,498
Ranbaxy Laboratories Ltd.(a)	106,763	1,018,807
Reliance Capital Ltd.	91,994	574,919
Reliance Communications Ltd.	498,926	710,520
Reliance Industries Ltd.	1,121,707	15,859,277
Reliance Industries Ltd. SP GDR(d)	62,914	1,775,433
Reliance Infrastructure Ltd.	103,373	1,035,103
Reliance Power Ltd.(a)	519,201	1,054,658
Rural Electrification Corp. Ltd.	250,570	991,344
Satyam Computer Services Ltd.(a)	515,812	756,590
Sesa Goa Ltd.	303,019	1,083,279
Shriram Transport Finance Co. Ltd.	106,001	1,151,931
Siemens Ltd.	50,954	748,985
State Bank of India	94,642	3,839,736
State Bank of India SP GDR	18,323	1,489,660
Sterlite Industries (India) Ltd.	819,670	1,649,450
Sterlite Industries (India) Ltd. SP ADR	133,015	1,089,393
Sun Pharmaceuticals Industries Ltd.	279,599	3,199,737
Suzlon Energy Ltd.(a)	675,341	291,537
Tata Consultancy Services Ltd.	441,376	10,440,594
Tata Motors Ltd.	1,146,194	6,884,776
Tata Motors Ltd. SP ADR	63,967	1,903,018
Tata Power Co. Ltd.	882,456	1,768,261
Tata Steel Ltd.	274,445	2,414,543
Titan Industries Ltd.	166,291	735,215
Ultratech Cement Ltd.	58,048	1,569,499
Unitech Ltd.(a)	1,259,907	632,344
United Phosphorus Ltd.	189,892	419,060
United Spirits Ltd.	77,122	1,143,586
Wipro Ltd.	432,833	3,326,736
Zee Entertainment Enterprises Ltd.	349,976	838,747

		214,021,286
INDONESIA—3.77%
PT Adaro Energy Tbk	10,779,500	2,181,587
PT Aneka Tambang (Persero) Tbk	2,788,500	521,867
PT Astra Agro Lestari Tbk	489,000	1,138,632
PT Astra International Tbk	1,990,000	15,373,484
PT Bank Central Asia Tbk	11,883,500	10,344,160
PT Bank Danamon Indonesia Tbk	3,954,546	2,409,603
PT Bank Mandiri (Persero) Tbk	9,533,051	7,675,815
PT Bank Negara Indonesia (Persero) Tbk	5,018,915	2,198,045
PT Bank Rakyat Indonesia (Persero) Tbk	11,444,500	8,280,934
PT Bumi Resources Tbk	14,816,000	3,264,501
PT Charoen Pokphand Indonesia Tbk	5,645,000	1,689,108
PT Gudang Garam Tbk	443,000	2,853,555
PT Indo Tambangraya Megah Tbk	232,000	1,003,428
PT Indocement Tunggal Prakarsa Tbk	1,678,000	3,295,566
PT Indofood Sukses Makmur Tbk	5,358,500	2,827,781
PT Indosat Tbk	223,000	117,681
PT Kalbe Farma Tbk	2,890,000	1,265,682
PT Perusahaan Gas Negara (Persero) Tbk	9,646,000	3,516,033
PT Semen Gresik (Persero) Tbk	3,419,000	4,519,977
PT Tambang Batubara Bukit Asam Tbk	988,500	1,984,422
PT Telekomunikasi Indonesia Tbk	8,661,000	8,010,282
PT Unilever Indonesia Tbk	1,181,000	2,550,770
PT United Tractors Tbk	1,807,343	5,820,941
PT Vale Indonesia Tbk	3,149,000	1,062,173
PT XL Axiata Tbk	766,500	450,367

		94,356,394

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

April 30, 2012

MALAYSIA—4.58%
AirAsia Bhd	1,258,300	1,384,712
Alliance Financial Group Bhd	1,044,900	1,363,964
AMMB Holdings Bhd	1,480,400	3,062,559
Axiata Group Bhd	2,444,700	4,289,939
Berjaya Corp. Bhd	2,313,000	611,500
Berjaya Sports Toto Bhd	584,100	833,877
British American Tobacco (Malaysia) Bhd	103,100	1,892,325
Bumi Armada Bhd(a)	482,300	635,947
Bursa Malaysia Bhd	291,300	649,793
CIMB Group Holdings Bhd	4,705,500	11,522,721
DiGi.Com Bhd	2,907,000	3,881,124
Gamuda Bhd	1,550,500	1,824,118
Genting Bhd	1,907,200	6,517,002
Genting Malaysia Bhd	2,641,600	3,352,196
Genting Plantations Bhd	196,200	609,478
Hong Leong Bank Bhd	494,800	1,998,168
Hong Leong Financial Group Bhd	135,800	535,840
IJM Corp. Bhd	1,023,800	1,854,073
IOI Corp. Bhd	3,304,600	5,700,599
Kuala Lumpur Kepong Bhd	425,400	3,323,350
Lafarge Malayan Cement Bhd	399,900	950,192
Malayan Banking Bhd	3,289,200	9,380,633
Malaysia Airports Holdings Bhd	373,200	714,087
Malaysia Marine and Heavy Engineering Holdings Bhd	405,700	675,720
Maxis Communications Bhd	2,304,500	4,660,786
MISC Bhd	1,303,400	2,067,521
MMC Corp. Bhd	684,700	597,359
Parkson Holdings Bhd	489,100	842,105
Petronas Chemicals Group Bhd	2,274,400	4,908,074
Petronas Dagangan Bhd	159,000	1,017,264
Petronas Gas Bhd	652,300	3,617,182
PPB Group Bhd	443,000	2,447,773
Public Bank Bhd Foreign	1,022,500	4,622,538
RHB Capital Bhd	489,800	1,192,937
Sime Darby Bhd	2,487,800	8,007,658
SP Setia Bhd	421,500	504,240
Telekom Malaysia Bhd	985,400	1,755,223
Tenaga Nasional Bhd	2,706,000	5,750,026
UEM Land Holdings Bhd(a)	951,300	631,895
UMW Holdings Bhd	333,900	868,405
YTL Corp. Bhd	3,943,500	2,111,193
YTL Power International Bhd	2,674,100	1,519,978

		114,686,074
PHILIPPINES—1.11%
Aboitiz Equity Ventures Inc.	1,292,700	1,561,528
Aboitiz Power Corp.	907,800	731,056
Alliance Global Group Inc.	2,032,800	595,107
Ayala Corp.	302,688	3,082,801
Ayala Land Inc.	3,109,000	1,579,537
Bank of the Philippine Islands	1,441,034	2,515,495
BDO Unibank Inc.	1,516,520	2,377,869
Energy Development Corp.	14,539,100	2,031,755
Globe Telecom Inc.	8,950	237,847
International Container Terminal Services Inc.	259,800	418,437
Jollibee Foods Corp.	829,500	2,202,438
Manila Electric Co.	421,060	2,630,877
Metropolitan Bank & Trust Co.	958,656	2,075,347
Philippine Long Distance Telephone Co.	27,040	1,657,497
San Miguel Corp.	282,834	752,973

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

April 30, 2012

SM Investments Corp.	92,740	1,535,416
SM Prime Holdings Inc.	3,202,500	1,266,740
Universal Robina Corp.	409,100	629,832

		27,882,552
SINGAPORE—7.07%
Ascendas REIT	1,997,535	3,358,016
CapitaLand Ltd.	2,104,500	5,000,590
CapitaMall Trust Management Ltd.	2,855,800	4,154,562
CapitaMalls Asia Ltd.	886,000	1,102,756
City Developments Ltd.	484,000	3,966,508
ComfortDelGro Corp. Ltd.	1,411,000	1,744,791
COSCO Corp. (Singapore) Ltd.(b)	1,713,000	1,432,923
DBS Group Holdings Ltd.	1,538,500	17,358,329
Fraser and Neave Ltd.	1,056,000	6,008,438
Genting Singapore PLC(a)	6,402,600	8,952,152
Global Logistic Properties Ltd.(a)	1,358,000	2,260,955
Golden Agri-Resources Ltd.	8,119,707	4,823,393
Hutchison Port Holdings Trust	4,539,371	3,427,225
Jardine Cycle & Carriage Ltd.	94,000	3,583,593
Keppel Corp. Ltd.	1,479,600	13,213,917
Keppel Land Ltd.(b)	484,000	1,240,023
Neptune Orient Lines Ltd.(a)	919,000	917,292
Noble Group Ltd.	3,716,364	3,544,257
Olam International Ltd.(b)	1,417,000	2,599,685
Oversea-Chinese Banking Corp. Ltd.	2,281,000	16,518,031
SembCorp Industries Ltd.	1,233,000	5,032,450
SembCorp Marine Ltd.(b)	1,039,000	4,265,837
Singapore Airlines Ltd.	455,000	3,934,777
Singapore Exchange Ltd.	693,000	3,752,607
Singapore Press Holdings Ltd.	1,297,000	4,161,553
Singapore Technologies Engineering Ltd.	1,456,000	3,542,035
Singapore Telecommunications Ltd.	7,266,000	18,322,088
StarHub Ltd.	238,000	613,610
United Overseas Bank Ltd.	1,103,000	17,160,551
UOL Group Ltd.	750,000	2,739,837
Wilmar International Ltd.(b)	1,772,000	6,974,574
Yangzijiang Shipbuilding (Holdings) Ltd.	1,445,000	1,378,081

		177,085,436
SOUTH KOREA—20.22%
AmorePacific Corp.(b)	2,892	2,776,525
BS Financial Group Inc.	174,930	1,803,282
Celltrion Inc.(b)	62,743	1,768,269
Cheil Industries Inc.	43,863	3,764,814
CJ CheilJedang Corp.	6,930	2,293,392
CJ Corp.	11,611	802,406
Daelim Industrial Co. Ltd.	25,983	2,414,083
Daewoo Engineering & Construction Co. Ltd.(a)	103,630	866,544
Daewoo International Corp.(b)	29,260	849,223
Daewoo Securities Co. Ltd.(a)	162,117	1,649,681
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	86,760	2,433,618
DGB Financial Group Inc.	128,570	1,507,402
Dongbu Insurance Co. Ltd.(a)	37,640	1,505,433
Dongkuk Steel Mill Co. Ltd.(b)	32,050	500,549
Doosan Corp.	9,861	1,204,131
Doosan Heavy Industries & Construction Co. Ltd.	44,051	2,077,574
Doosan Infracore Co. Ltd.(a)(b)	93,220	1,744,588
E-Mart Co. Ltd.	19,140	4,547,364
GS Engineering & Construction Corp.	33,294	2,483,517
GS Holdings Corp.	46,518	2,453,244

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

April 30, 2012

Hana Financial Group Inc.	200,840	6,904,222
Hankook Tire Co. Ltd.	79,300	3,361,106
Hanwha Chemical Corp.	76,110	1,501,828
Hanwha Corp.	44,800	1,149,607
Honam Petrochemical Corp.(b)	13,367	3,217,187
Hynix Semiconductor Inc.(a)(b)	485,390	12,047,508
Hyosung Corp.	22,859	1,171,141
Hyundai Department Store Co. Ltd.(b)	13,358	1,885,279
Hyundai Development Co.	49,910	1,053,294
Hyundai Engineering & Construction Co. Ltd.	62,266	3,933,894
Hyundai Glovis Co. Ltd.(b)	11,523	2,258,462
Hyundai Heavy Industries Co. Ltd.	39,144	9,802,236
Hyundai Hysco Co. Ltd.(b)	27,320	965,764
Hyundai Marine & Fire Insurance Co. Ltd.	54,620	1,401,597
Hyundai Merchant Marine Co. Ltd.(a)(b)	44,590	1,134,355
Hyundai Mipo Dockyard Co. Ltd.	9,760	1,062,254
Hyundai Mobis Co. Ltd.	64,837	17,641,745
Hyundai Motor Co. Ltd.(b)	146,462	34,797,077
Hyundai Securities Co. Ltd.(a)	119,900	990,922
Hyundai Steel Co.	51,977	4,534,837
Hyundai Wia Corp.	10,335	1,545,506
Industrial Bank of Korea	157,070	1,737,308
Kangwon Land Inc.(b)	85,060	1,825,201
KB Financial Group Inc.	347,592	11,841,426
KCC Corp.	3,838	988,261
Kia Motors Corp.(b)	225,973	16,676,163
Korea Aerospace Industries Ltd.	37,260	924,803
Korea Electric Power Corp.(a)	248,210	4,765,983
Korea Exchange Bank	279,470	2,124,232
Korea Gas Corp.	25,050	978,615
Korea Investment Holdings Co. Ltd.(a)	40,740	1,405,915
Korea Life Insurance Co. Ltd.(a)	183,620	1,109,722
Korea Zinc Co. Ltd.	7,637	2,473,303
Korean Air Lines Co. Ltd.(a)	36,956	1,455,186
KP Chemical Corp.	40,640	517,833
KT Corp.	3,140	81,687
KT Corp. SP ADR	96,258	1,236,915
KT&G Corp.	104,209	7,155,508
Kumho Petro Chemical Co. Ltd.	11,163	1,051,972
LG Chem Ltd.(b)	44,089	11,099,056
LG Corp.	89,630	4,568,245
LG Display Co. Ltd.(a)	215,510	4,748,323
LG Electronics Inc.(b)	99,292	6,167,723
LG Household & Health Care Ltd.	8,567	4,495,282
LG Innotek Co. Ltd.(a)	8,468	609,928
LG Uplus Corp.	254,820	1,264,940
Lotte Confectionery Co. Ltd.	558	845,301
Lotte Shopping Co. Ltd.	9,371	2,910,493
LS Corp.	15,986	1,070,802
LS Industrial Systems Co. Ltd.	13,513	691,119
Mando Corp.(b)	11,325	1,813,804
Mirae Asset Securities Co. Ltd.(a)	21,070	645,081
NCsoft Corp.	14,217	3,685,947
NHN Corp.	38,623	8,749,022
OCI Co. Ltd.(b)	14,373	2,721,665
ORION Corp.	3,152	2,504,587
POSCO	62,574	20,791,096
S-Oil Corp.	41,869	3,627,010
S1 Corp.	15,339	766,865
Samsung C&T Corp.	116,764	7,934,941
Samsung Card Co. Ltd.	41,178	1,264,353
Samsung Electro-Mechanics Co. Ltd.	57,330	5,554,815
Samsung Electronics Co. Ltd.	104,296	128,279,120

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

April 30, 2012

Samsung Engineering Co. Ltd.	28,009	5,328,557
Samsung Fire & Marine Insurance Co. Ltd.	34,164	6,529,741
Samsung Heavy Industries Co. Ltd.	150,800	5,564,305
Samsung Life Insurance Co. Ltd.	51,633	4,568,787
Samsung SDI Co. Ltd.(b)	32,376	4,669,650
Samsung Securities Co. Ltd.(a)	52,324	2,324,225
Samsung Techwin Co. Ltd.	36,481	2,233,811
Shinhan Financial Group Co. Ltd.	372,360	13,014,684
Shinhan Financial Group Co. Ltd. SP ADR	13,118	912,226
Shinsegae Co. Ltd.	6,866	1,506,708
SK C&C Co. Ltd.	13,139	1,087,045
SK Holdings Co. Ltd.	23,775	2,556,056
SK Innovation Co. Ltd.	56,395	7,884,446
SK Networks Co. Ltd.	111,200	919,020
SK Telecom Co. Ltd.	6,327	755,797
SK Telecom Co. Ltd. SP ADR	135,874	1,837,016
STX Pan Ocean Co. Ltd.(b)	117,420	613,010
Woongjin Coway Co. Ltd.	49,880	1,597,749
Woori Finance Holdings Co. Ltd.	339,690	3,591,900
Woori Investment & Securities Co. Ltd.(a)	114,009	1,129,876
Yuhan Corp.(b)	8,441	791,723

		506,381,343
TAIWAN—14.63%
Acer Inc.	2,410,000	2,764,093
Advanced Semiconductor Engineering Inc.	4,024,305	4,071,356
Advanced Semiconductor Engineering Inc. SP ADR(b)	114,625	581,149
Advantech Co. Ltd.	238,000	808,313
Asia Cement Corp.	1,795,760	2,161,048
ASUSTeK Computer Inc.	632,100	6,384,083
AU Optronics Corp.	7,203,580	3,230,803
Capital Securities Corp.	1,536,500	549,718
Catcher Technology Co. Ltd.	517,000	3,309,961
Cathay Financial Holding Co. Ltd.	6,465,060	6,839,460
Chang Hwa Commercial Bank Ltd.	3,636,460	2,016,901
Cheng Shin Rubber Industry Co. Ltd.	1,406,600	3,501,029
Cheng Uei Precision Industry Co. Ltd.	445,956	916,081
Chicony Electronics Co. Ltd.	453,675	885,341
Chimei Innolux Corp.(a)	4,792,000	1,985,148
China Airlines Ltd.	2,591,330	1,006,953
China Development Financial Holding Corp.	8,533,252	2,161,907
China Life Insurance Co. Ltd.	1,415,355	1,264,727
China Motor Co. Ltd.	447,000	369,586
China Petrochemical Development Corp.	1,547,800	1,563,247
China Steel Corp.	10,638,050	10,580,323
Chinatrust Financial Holding Co. Ltd.	9,397,298	6,000,295
Chunghwa Telecom Co. Ltd.	3,987,110	12,476,569
Clevo Co.	443,000	691,607
Compal Electronics Inc.	3,987,000	4,586,446
Delta Electronics Inc.	1,772,000	5,265,919
E Ink Holdings Inc.	696,000	762,518
E.Sun Financial Holding Co. Ltd.	3,457,914	1,835,002
Epistar Corp.	699,000	1,699,129
Eternal Chemical Co. Ltd.	602,350	470,191
EVA Airways Corp.	1,603,400	963,407
Evergreen Marine Corp. Ltd.	1,363,095	802,685
Everlight Electronics Co. Ltd.	443,000	910,009
Far Eastern Department Stores Co. Ltd.	886,340	955,876
Far Eastern New Century Corp.	2,711,460	3,058,788
Far EasTone Telecommunications Co. Ltd.	1,791,000	3,893,678
Farglory Land Development Co. Ltd.	246,000	454,799
Feng Hsin Iron & Steel Co. Ltd.	443,000	746,207

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

April 30, 2012

First Financial Holding Co. Ltd.	5,317,440	3,185,894
Formosa Chemicals & Fibre Corp.	2,688,000	7,794,772
Formosa International Hotels Corp.	22,300	303,100
Formosa Petrochemical Corp.	1,014,000	3,155,677
Formosa Plastics Corp.	3,742,000	10,633,411
Formosa Taffeta Co. Ltd.	527,000	497,978
Foxconn Technology Co. Ltd.	631,850	2,228,137
Fubon Financial Holding Co. Ltd.	4,522,697	4,714,933
Giant Manufacturing Co. Ltd.	267,000	1,343,753
Highwealth Construction Corp.	443,000	743,174
Hiwin Technologies Corp.	151,610	1,437,800
Hon Hai Precision Industry Co. Ltd.	7,974,300	25,226,400
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	260,091	1,573,551
Hotai Motor Co. Ltd.	231,000	1,471,010
HTC Corp.	699,450	10,608,431
Hua Nan Financial Holdings Co. Ltd.	4,522,151	2,508,134
Inotera Memories Inc.(a)	1,774,000	466,450
Inventec Corp.	1,968,000	757,999
KGI Securities Co. Ltd.	2,450,402	1,132,562
Kinsus Interconnect Technology Corp.	228,000	716,586
Largan Precision Co. Ltd.	93,000	1,477,378
LCY Chemical Corp.	467,993	722,614
Lite-On Technology Corp.	1,873,415	2,286,569
Macronix International Co. Ltd.	2,945,000	971,970
MediaTek Inc.	976,000	8,453,977
Mega Financial Holding Co. Ltd.	7,264,280	5,745,070
Motech Industries Inc.	262,149	384,583
MStar Semiconductor Inc.	389,367	2,312,860
Nan Kang Rubber Tire Co. Ltd.	461,874	678,378
Nan Ya Plastics Corp.	4,472,000	9,216,988
Nan Ya Printed Circuit Board Corp.	138,510	259,394
Novatek Microelectronics Corp. Ltd.	462,000	1,399,832
Pegatron Corp.	1,549,000	2,243,275
Phison Electronics Corp.	110,000	783,334
Pou Chen Corp.	1,909,000	1,637,210
Powertech Technology Inc.	605,200	1,028,748
President Chain Store Corp.	531,000	2,854,203
Quanta Computer Inc.	2,320,000	6,100,142
Radiant Opto-Electronics Corp.	443,000	1,865,519
Realtek Semiconductor Corp.	445,970	968,023
Richtek Technology Corp.	125,000	761,765
Ruentex Development Co. Ltd.	526,906	758,560
Ruentex Industries Ltd.	486,855	848,415
Shin Kong Financial Holding Co. Ltd.(a)	5,472,000	1,622,388
Siliconware Precision Industries Co. Ltd.	2,760,575	3,274,866
Simplo Technology Co. Ltd.	198,500	1,529,093
Sino-American Silicon Products Inc.	326,398	567,678
SinoPac Financial Holdings Co. Ltd.	5,469,252	1,863,124
Standard Foods Corp.	191,000	595,066
Synnex Technology International Corp.	1,191,000	2,793,142
Taishin Financial Holdings Co. Ltd.	4,459,600	1,725,302
Taiwan Business Bank Ltd.(a)	2,266,230	688,982
Taiwan Cement Corp.	3,059,000	3,649,833
Taiwan Cooperative Financial Holding Co. Ltd.(a)	3,686,560	2,265,565
Taiwan Fertilizer Co. Ltd.	628,000	1,505,041
Taiwan Glass Industry Corp.	708,000	705,370
Taiwan Mobile Co. Ltd.	1,572,000	5,069,839
Taiwan Semiconductor Manufacturing Co. Ltd.	23,566,670	70,033,961
Tatung Co. Ltd.(a)	1,934,000	529,709
Teco Electric and Machinery Co. Ltd.	1,329,000	973,710
TPK Holding Co. Ltd.(a)	89,550	1,103,720
Transcend Information Inc.	137,000	367,260
Tripod Technology Corp.	377,540	1,111,609

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

April 30, 2012

TSRC Corp.	473,100	1,145,152
Tung Ho Steel Enterprise Corp.	582,000	553,935
U-Ming Marine Transport Corp.	546,000	927,182
Uni-President Enterprises Co.	3,686,560	5,736,486
Unimicron Technology Corp.	1,129,000	1,285,217
United Microelectronics Corp.	11,656,000	6,105,647
Walsin Lihwa Corp.	2,857,000	832,397
Wan Hai Lines Ltd.	1,008,100	510,806
Wintek Corp.	1,348,038	879,200
Wistron Corp.	1,831,333	2,749,335
WPG Holdings Co. Ltd.	1,183,240	1,616,354
Yang Ming Marine Transport Corp.	1,366,300	580,041
Yuanta Financial Holding Co. Ltd.(a)	7,431,858	3,562,183
Yulon Motor Co. Ltd.	692,000	1,108,773

		366,350,877
THAILAND—2.93%
Advanced Information Service PCL NVDR	758,500	4,514,000
Bangkok Bank PCL Foreign	487,300	3,074,348
Bangkok Bank PCL NVDR	644,825	4,005,254
Bank of Ayudhya PCL NVDR	2,869,200	2,589,278
Banpu PCL NVDR	180,300	3,260,059
BEC World PCL NVDR	1,425,100	2,386,753
Charoen Pokphand Foods PCL NVDR	2,473,600	3,278,023
CP All PCL NVDR(a)	2,612,600	6,499,639
Glow Energy PCL NVDR	601,000	1,314,382
Indorama Ventures PCL NVDR	1,070,100	1,200,600
IRPC PCL NVDR	13,315,300	1,887,958
Kasikornbank PCL Foreign	675,500	3,580,699
Kasikornbank PCL NVDR	819,475	4,357,209
Krung Thai Bank PCL NVDR	4,311,600	2,523,863
PTT Exploration & Production PCL NVDR	1,181,100	6,817,732
PTT Global Chemical PCL NVDR	1,405,576	3,142,548
PTT PCL NVDR	690,300	7,879,522
Siam Cement PCL Foreign	203,700	2,768,995
Siam Commercial Bank PCL NVDR	1,171,400	5,904,618
Thai Oil PCL NVDR	1,106,100	2,428,024

		73,413,504

TOTAL COMMON STOCKS
(Cost: $2,448,587,271)		2,477,808,809

PREFERRED STOCKS—0.71%

SOUTH KOREA—0.71%
Hyundai Motor Co. Ltd.	20,458	1,354,061
Hyundai Motor Co. Ltd. Series 2	35,705	2,521,189
LG Chem Ltd.	8,018	618,666
Samsung Electronics Co. Ltd.	18,692	13,380,669

		17,874,585

TOTAL PREFERRED STOCKS
(Cost: $15,399,413)		17,874,585

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

April 30, 2012

SHORT-TERM INVESTMENTS—4.96%

MONEY MARKET FUNDS—4.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(e)(f)(g)	8,160,024	8,160,024
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(e)(f)(g)	112,254,694	112,254,694
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(e)(f)	3,737,309	3,737,309

		124,152,027

TOTAL SHORT-TERM INVESTMENTS
(Cost: $124,152,027)		124,152,027

TOTAL INVESTMENTS IN SECURITIES—104.60%
(Cost: $2,588,138,711)		2,619,835,421
Other Assets, Less Liabilities—(4.60)%		(115,301,491)

NET ASSETS—100.00%		$2,504,533,930

NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS— 99.71%

CHINA—16.35%
361 Degrees International Ltd.	19,000	$6,025
Ajisen (China) Holdings Ltd.(a)	14,000	15,700
AMVIG Holdings Ltd.	16,000	8,972
Anhui Expressway Co. Ltd. Class H(b)	14,000	7,958
Anxin-China Holdings Ltd.(b)	52,000	10,457
Asia Cement China Holdings Corp.	16,000	7,899
Asian Citrus Holdings Ltd.	21,000	12,560
Baoye Group Co. Ltd. Class H	18,000	11,369
Beijing Capital Land Ltd. Class H	42,000	11,586
Beijing Enterprises Water Group Ltd.(b)	76,000	17,340
Beijing Jingkelong Co. Ltd. Class H	8,000	7,095
Billion Industrial Holdings Ltd.	18,000	9,652
Biostime International Holdings Ltd.	3,500	10,083
BYD Electronic International Co. Ltd.(b)	33,000	9,954
C C Land Holdings Ltd.(a)	51,000	10,847
Central China Real Estate Ltd.	28,000	7,219
Chaowei Power Holdings Ltd.	12,000	5,337
Chiho-Tiande Group Ltd.(b)	10,000	5,401
China Aerospace International Holdings Ltd.	140,000	12,452
China All Access Holdings Ltd.	36,000	7,100
China Aoyuan Property Group Ltd.	91,000	12,786
China Automation Group Ltd.	28,000	7,724
China Datang Corp. Renewable Power Co. Ltd. Class H(b)	81,000	12,947
China Everbright International Ltd.	59,000	27,987
China Haidian Holdings Ltd.	76,000	9,307
China High Speed Transmission Equipment Group Co. Ltd.	38,000	18,418
China Huiyuan Juice Group Ltd.	28,500	9,552
China Lilang Ltd.(a)	12,000	11,091
China Lumena New Materials Corp.(a)	76,000	13,911
China Medical System Holdings Ltd.(a)	20,400	9,414
China Merchants China Direct Investments Ltd.	12,000	18,995
China Metal Recycling Holdings Ltd.	13,800	15,832
China Modern Dairy Holdings Ltd.(b)	47,000	13,389
China Oil and Gas Group Ltd.(b)	140,000	14,076
China Overseas Grand Oceans Group Ltd.	10,000	13,458
China Pharmaceutical Group Ltd.	36,000	7,425
China Power International Development Ltd.(a)	49,000	11,117
China Power New Energy Development Co. Ltd.(b)	220,000	9,358
China Precious Metal Resources Holdings Co. Ltd.(b)	52,000	9,250
China Properties Group Ltd.(b)	34,000	9,993
China Rare Earth Holdings Ltd.(a)(b)	48,000	12,622
China Sanjiang Fine Chemicals Co. Ltd.	30,000	9,590
China SCE Property Holdings Ltd.(b)	35,000	8,121
China Shineway Pharmaceutical Group Ltd.	10,000	15,675
China South City Holdings Ltd.	52,000	7,172
China Suntien Green Energy Corp. Ltd. Class H	47,000	9,148
China Travel International Investment Hong Kong Ltd.	84,000	16,891
China Vanadium Titano-Magnetite Mining Co. Ltd.(a)(b)	43,000	9,811
China Water Affairs Group Ltd.	36,000	11,230
China Wireless Technologies Ltd.	52,000	7,910
Chinasoft International Ltd.(b)	20,000	5,594
Chongqing Machinery & Electric Co. Ltd. Class H	44,000	8,111
CITIC Resources Holdings Ltd.(b)	94,000	15,510
Comba Telecom Systems Holdings Ltd.	23,500	13,026
Cosco International Holdings Ltd.(a)	26,000	11,328
DBA Telecommunications (Asia) Holdings Ltd.(b)	20,000	12,117

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

Digital China Holdings Ltd.	19,000	36,052
Fantasia Holdings Group Co. Ltd.	91,500	10,497
First Tractor Co. Ltd. Class H	12,000	11,199
Fufeng Group Ltd.	25,000	10,151
Global Bio-Chem Technology Group Co. Ltd.	56,000	11,044
Global Energy Resources International Group Ltd.(b)	312,000	6,033
Glorious Property Holdings Ltd.(b)	83,000	12,732
Golden Meditech Holdings Ltd.(a)(b)	88,000	10,890
Goldlion Holdings Ltd.	16,000	6,909
Greentown China Holdings Ltd.(a)	22,000	15,342
Haitian International Holdings Ltd.	16,000	18,418
Harbin Electric Co. Ltd. Class H(b)	18,000	18,771
Henderson Investment Ltd.	133,000	10,115
Heng Tai Consumables Group Ltd.(b)	240,000	6,466
Hi Sun Technology (China) Ltd.(b)	57,000	8,744
Hidili Industry International Development Ltd.	37,000	12,687
HKC (Holdings) Ltd.	229,000	11,365
Hopson Development Holdings Ltd.(a)	20,000	12,040
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	44,000	8,564
Hunan Nonferrous Metal Corp. Ltd. Class H(b)	48,000	14,045
Interchina Holdings Co. Ltd.(b)	180,000	10,789
Jinchuan Group International Resources Co. Ltd.(b)	28,000	5,486
Ju Teng International Holdings Ltd.	24,000	5,043
Kai Yuan Holdings Ltd.(b)	420,000	10,990
Kaisa Group Holdings Ltd.(a)(b)	53,000	11,204
Kingboard Laminates Holdings Ltd.	32,000	14,932
Kingdee International Software Group Co. Ltd.(a)(b)	50,000	11,150
Kingsoft Corp. Ltd.	25,000	11,537
Kingway Brewery Holdings Ltd.	28,000	9,745
KWG Property Holdings Ltd.	35,000	23,145
Li Ning Co. Ltd.	20,000	18,407
Magic Holdings International Ltd.	25,000	9,764
Maoye International Holdings Ltd.	40,000	9,539
Microport Scientific Corp.	17,000	8,020
MIE Holdings Corp.(b)	26,000	8,513
Min Xin Holdings Ltd.	18,000	9,652
Minth Group Ltd.	18,000	22,808
Nan Hai Corp. Ltd.(b)	1,900,000	7,347
New World China Land Ltd.	74,000	22,798
New World Department Store China Ltd.	14,000	9,565
North Mining Shares Co. Ltd.(b)	280,000	8,879
NVC Lighting Holdings Ltd.	35,000	12,723
Pacific Online Ltd.	13,000	5,798
PCD Stores Ltd.	92,000	11,385
Peak Sport Products Co. Ltd.	29,000	6,766
Phoenix Satellite Television Holdings Ltd.	32,000	10,972
Ports Design Ltd.(c)	10,500	11,572
Pou Sheng International Holdings Ltd.(b)	87,000	8,075
Powerlong Real Estate Holdings Ltd.	66,000	11,315
Qingling Motors Co. Ltd. Class H(b)	26,000	8,278
Real Nutriceutical Group Ltd.	25,000	6,510
Regent Manner International Ltd.	28,000	6,136
REXLot Holdings Ltd.	200,000	18,046
Road King Infrastructure Ltd.	18,000	11,717
Shandong Chenming Paper Holdings Ltd. Class H(b)	15,500	7,133
Shanghai Industrial Urban Development Group Ltd.(b)	54,000	11,555
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	58,000	8,523
Shanghai Prime Machinery Co. Ltd. Class H	42,000	6,497
Shanghai Zendai Property Ltd.(b)	500,000	9,023
Shenzhen Expressway Co. Ltd. Class H(b)	20,000	8,379
Shenzhen International Holdings Ltd.	262,500	17,934
Shenzhen Investment Ltd.(a)	72,000	16,799
Shenzhou International Group Holdings Ltd.	9,000	16,938

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

Shougang Concord International Enterprises Co. Ltd.	224,000	11,983
Silver Grant International Industries Ltd.(b)	52,000	11,060
Sino Biopharmaceutical Ltd.	76,000	20,573
Sino Oil And Gas Holdings Ltd.(b)	290,000	7,252
Sino Union Energy Investment Group Ltd.(b)	150,000	12,761
Sinolink Worldwide Holdings Ltd.(b)	152,000	12,148
Sinopec Kantons Holdings Ltd.(a)	24,000	17,046
Sinotrans Ltd. Class H	49,000	8,337
Sinotrans Shipping Ltd.	48,000	11,447
Sparkle Roll Group Ltd.(a)	72,000	6,497
SRE Group Ltd.	244,000	12,109
Sunac China Holdings Ltd.(b)	36,000	11,137
TCC International Holdings Ltd.	26,000	8,982
TCL Communication Technology Holdings Ltd.	17,000	6,793
TCL Multimedia Technology Holdings Ltd.(b)	24,000	13,643
Tech Pro Technology Development Ltd.(b)	20,000	8,018
Tianjin Development Holdings Ltd.(b)	22,000	9,840
Tianjin Port Development Holdings Ltd.	78,000	10,557
Tianneng Power International Ltd.(b)	20,000	9,900
Tibet 5100 Water Resources Holdings Ltd.(b)	37,000	8,203
Tomson Group Ltd.	44,000	10,209
Tong Ren Tang Technologies Co. Ltd. Class H(b)	8,000	11,632
Towngas China Co. Ltd.	13,000	9,217
TPV Technology Ltd.	40,000	9,178
Travelsky Technology Ltd. Class H	25,000	13,889
United Energy Group Ltd.(b)	102,000	22,220
Vinda International Holdings Ltd.	12,000	21,377
Vitar International Holdings Ltd.(b)	110,000	9,784
VODone Ltd.(a)	86,000	12,305
Weiqiao Textile Co. Ltd. Class H(b)	15,000	7,425
West China Cement Ltd.(a)	76,000	18,418
Winsway Coking Coal Holding Ltd.	50,000	11,666
Winteam Pharmaceutical Group Ltd.(b)	38,000	6,368
Xiamen International Port Co. Ltd. Class H	60,000	7,657
Xingda International Holdings Ltd.(a)	27,000	11,764
Xinhua Winshare Publishing and Media Co. Ltd. Class H(b)	16,000	8,312
Xinjiang Xinxin Mining Industry Co. Ltd. Class H(a)(b)	30,000	8,198
XTEP International Holdings Ltd.	22,500	10,238
Yip’s Chemical Holdings Ltd.	10,000	7,863
Yuanda China Holdings Ltd.(b)	76,000	10,384
Yuexiu REIT	24,000	12,375
Yuexiu Transport Infrastructure Ltd.(a)	20,000	9,668
Yuzhou Properties Co.	26,000	5,698

		1,832,474
HONG KONG—10.29%
AAC Acoustic Technologies Holdings Inc.	18,000	53,134
Bonjour Holdings Ltd.	40,000	6,084
Brightoil Petroleum (Holdings) Ltd.(a)	69,000	15,298
Cafe de Coral Holdings Ltd.	8,000	21,965
Champion REIT	67,000	29,278
China Daye Non-Ferrous Metals Mining Ltd.(b)	178,000	9,522
China Financial International Investments Ltd.(b)	90,000	5,511
Chow Sang Sang Holdings International Ltd.	8,000	20,295
Citic Telecom International Holdings Ltd.	37,000	7,726
City Telecom HK Ltd.(a)	15,000	8,856
CSI Properties Ltd.	304,000	12,344
CST Mining Group Ltd.(b)	792,000	12,353
Dah Sing Banking Group Ltd.	13,200	13,697
Dah Sing Financial Holdings Ltd.	4,800	17,232
Emperor Watch & Jewellery Ltd.	80,000	11,344
ERA Mining Machinery Ltd.(b)	96,000	10,890

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

Esprit Holdings Ltd.	33,400	68,886
EVA Precision Industrial Holdings Ltd.	36,000	6,126
G-Resources Group Ltd.(b)	447,000	28,810
Giordano International Ltd.	40,000	34,907
Glorious Sun Enterprises Ltd.	26,000	8,915
Great Eagle Holdings Ltd.	8,000	23,615
HKR International Ltd.	27,200	10,343
Honbridge Holdings Ltd.(b)	56,000	7,291
Hong Kong Aircraft Engineering Co. Ltd.	1,200	16,783
Hongkong Chinese Ltd.	47,259	7,615
Hutchison Telecommunications Hong Kong Holdings Ltd.	36,000	16,010
I.T Ltd.	14,000	7,363
Johnson Electric Holdings Ltd.	46,000	28,936
K. Wah International Holdings Ltd.	42,000	17,758
Kingston Financial Group Ltd.	97,000	9,128
Kowloon Development Co. Ltd.	12,000	12,591
Liu Chong Hing Investment	8,000	8,353
Luk Fook Holdings International Ltd.	8,000	22,842
Man Wah Holdings Ltd.	13,600	7,082
Melco International Development Ltd.(b)	21,000	22,089
Midland Holdings Ltd.	26,000	13,138
Mongolia Energy Corp. Ltd.(b)	139,000	11,646
Newocean Energy Holdings Ltd.	36,000	7,425
Oriental Watch Holdings Ltd.	12,000	5,027
Pacific Basin Shipping Ltd.	52,000	27,348
Pacific Textile Holdings Ltd.	13,000	8,630
Pico Far East Holdings Ltd.	60,000	14,463
Prosperity REIT	67,000	14,941
Public Financial Holdings Ltd.	22,000	9,500
Regal Hotels International Holdings Ltd.	30,000	12,491
Regal REIT	35,000	8,933
Sa Sa International Holdings Ltd.	24,000	14,943
Sateri Holdings Ltd.(b)	24,000	6,713
Shun Tak Holdings Ltd.	36,000	14,896
Silver Base Group Holdings Ltd.	10,000	5,388
Singamas Container Holdings Ltd.	50,000	15,017
Sinopoly Battery Ltd.(b)	200,000	10,699
SmarTone Telecommunications Holding Ltd.	9,000	16,938
SOCAM Development Ltd.	12,000	12,947
Stella International Holdings Ltd.	11,000	29,210
Sunlight REIT	40,000	12,890
Techtronic Industries Co. Ltd.(a)	31,500	38,046
Television Broadcasts Ltd.	7,000	51,432
Texwinca Holdings Ltd.	16,000	19,593
Trinity Ltd.	24,000	20,078
Truly International Holdings Ltd.	48,000	7,177
United Laboratories International Holdings Ltd. (The)	16,000	6,456
Value Partners Group Ltd.	23,000	14,083
Vitasoy International Holdings Ltd.	22,000	16,165
VTech Holdings Ltd.	4,400	49,344
Xinyi Glass Holdings Co. Ltd.	46,000	29,766
YGM Trading Ltd.	2,631	6,986

		1,153,281
INDIA—8.49%
Amtek Auto Ltd.	6,813	16,464
Apollo Hospitals Enterprise Ltd.	2,179	26,063
Arvind Ltd.(b)	5,918	9,759
Ashok Leyland Ltd.	38,618	23,596
Aurobindo Pharma Ltd.	6,586	16,340
Bata India Ltd.	695	11,584
Bharat Forge Ltd.	4,065	24,695

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

Biocon Ltd.	2,785	12,596
Bombay Rayon Fashions Ltd.	3,142	15,102
Britannia Industries Ltd.	1,480	15,777
Century Textiles & Industries Ltd.	2,961	18,398
CESC Ltd.	3,663	17,755
Chambal Fertilizers & Chemicals Ltd.	5,580	8,031
Core Education & Technologies Ltd.	2,148	11,500
Educomp Solutions Ltd.	2,708	9,966
Emami Ltd.	1,824	15,816
Federal Bank Ltd.	4,122	32,847
Financial Technologies India Ltd.	1,166	15,109
Gitanjali Gems Ltd.	1,313	8,142
Godrej Industries Ltd.	2,939	14,868
Gujarat Gas Co. Ltd.	1,690	10,369
Havells India Ltd.	1,596	16,817
Hexaware Technologies Ltd.	8,044	19,782
Housing Development & Infrastructure Ltd.(b)	12,499	19,104
IFCI Ltd.	37,429	29,261
Indiabulls Financial Services Ltd.	6,467	29,764
Indiabulls Real Estate Ltd.	15,952	19,145
Indian Hotels Co. Ltd.	15,384	18,070
Indraprastha Gas Ltd.	1,471	6,099
IRB Infrastructure Developers Ltd.	4,727	15,437
IVRCL Ltd. Class L	5,580	6,528
Jammu & Kashmir Bank Ltd.	1,168	20,858
Jindal Saw Ltd.	6,126	18,221
Jubilant Foodworks Ltd.(b)	788	17,725
Karnataka Bank Ltd.	10,977	18,923
Lanco Infratech Ltd.(b)	54,198	14,347
Maharashtra Seamless Ltd.	2,756	19,747
Mahindra & Mahindra Financial Services Ltd.	1,673	21,981
Manappuram Finance Ltd.	15,098	8,609
MAX India Ltd.(b)	5,618	21,134
McLeod Russel India Ltd.	2,786	14,821
Monnet Ispat & Energy Ltd.	1,940	17,773
Pipavav Defence & Offshore Engineering Co. Ltd.(b)	7,169	11,338
Punj Lloyd Ltd.	15,113	15,443
Rajesh Exports Ltd.	3,433	9,341
Raymond Ltd.	1,629	12,449
Redington India Ltd.	9,592	15,972
Ruchi Soya Industries Ltd.	5,990	10,070
Shree Cement Ltd.	367	19,736
Shree Renuka Sugars Ltd.	19,933	12,028
Sintex Industries Ltd.	9,735	13,651
South Indian Bank Ltd.	36,245	16,438
Strides Arcolab Ltd.	1,519	19,394
Tata Global Beverages Ltd.	11,036	24,480
Thermax Ltd.	1,836	15,508
Torrent Pharmaceuticals Ltd.	1,102	13,946
Videocon Industries Ltd.	4,152	13,547
Voltas Ltd.	9,135	18,946

		951,210
INDONESIA—5.61%
PT Agung Podomoro Land Tbk(b)	182,000	7,426
PT AKR Corporindo Tbk	44,500	19,973
PT Alam Sutera Realty Tbk	243,000	15,864
PT Bakrie and Brothers Tbk(b)	2,383,500	12,967
PT Bakrie Sumatera Plantations Tbk	353,500	11,539
PT Bakrie Telecom Tbk(b)	587,000	16,287
PT Bakrieland Development Tbk(b)	1,074,500	13,679
PT Bank Bukopin Tbk	98,500	7,824

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	137,000	15,354
PT Bank Tabungan Negara (Persero) Tbk	68,500	10,286
PT Barito Pacific Tbk(b)	114,000	8,807
PT Benakat Petroleum Energy Tbk(b)	463,000	10,025
PT Bhakti Investama Tbk	540,500	27,053
PT BW Plantation Tbk	45,000	7,540
PT Ciputra Development Tbk	276,500	22,865
PT Ciputra Property Tbk	158,000	13,581
PT Citra Marga Nusaphala Persada Tbk	50,500	12,089
PT Delta Dunia Makmur Tbk(b)	168,500	9,350
PT Energi Mega Persada Tbk(b)	804,500	16,895
PT Gajah Tunggal Tbk	39,000	10,927
PT Garuda Indonesia (Persero) Tbk(b)	198,500	14,471
PT Global Mediacom Tbk	104,000	18,785
PT Hexindo Adiperkasa Tbk	5,500	6,164
PT Holcim Indonesia Tbk	46,000	12,888
PT Indah Kiat Pulp and Paper Tbk(b)	101,000	11,649
PT Indika Energy Tbk	46,000	11,011
PT Indosiar Karya Media Tbk(b)	47,000	19,817
PT Japfa Comfeed Indonesia Tbk	21,500	9,884
PT Kawasan Industri Jababeka Tbk(b)	526,500	13,176
PT Krakatau Steel (Persero) Tbk	90,000	8,422
PT Lippo Karawaci Tbk	452,000	40,820
PT Medco Energi Internasional Tbk	41,000	9,368
PT Media Nusantara Citra Tbk	91,500	22,401
PT Mitra Adiperkasa Tbk	18,500	13,990
PT Multistrada Arah Sarana Tbk	146,500	9,086
PT Pakuwon Jati Tbk(b)	242,000	5,398
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	60,500	19,255
PT Ramayana Lestari Sentosa Tbk	99,500	9,311
PT Resource Alam Indonesia Tbk	9,500	6,357
PT Sampoerna Agro Tbk	22,000	7,840
PT Sentul City Tbk(b)	398,500	13,658
PT Summarecon Agung Tbk	128,500	24,189
PT Surya Semesta Internusa Tbk	112,579	14,699
PT Timah Tbk	57,000	11,288
PT Tower Bersama Infrastructure Tbk	34,500	11,449
PT Trada Maritime Tbk	128,500	13,143

		628,850
MALAYSIA—5.74%
Aeon Credit Service (M) Bhd	5,100	18,034
Affin Holdings Bhd	8,800	8,928
APM Automotive Holdings Bhd	5,900	9,164
CapitaMalls Malaysia Trust Bhd	27,300	12,991
Carlsberg Brewery Malaysia Bhd	4,300	16,427
Dialog Group Bhd	31,700	23,675
DRB-Hicom Bhd	18,600	15,674
HAP Seng Consolidated Bhd	17,900	9,760
Hap Seng Plantations Holdings Bhd	6,500	6,423
Hartalega Holdings Bhd	2,700	6,960
IGB Corp. Bhd	23,500	21,279
IJM Land Bhd	13,200	9,640
IJM Plantations Bhd	9,500	10,297
JT International Bhd	3,800	8,753
Keck Seng Malaysia Bhd	6,400	8,418
Kencana Petroleum Bhd(b)	31,200	34,025
KFC Holdings Malaysia Bhd	4,200	5,149
Kian Joo Can Factory Bhd	12,200	7,942
KLCC Property Holdings Bhd	8,400	9,410
KNM Group Bhd(b)	40,200	11,093
Kossan Rubber Industries Bhd	8,900	9,559

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

KPJ Healthcare Bhd	7,200	13,229
Kulim Malaysia Bhd	9,200	12,861
Malaysia Building Society Bhd	10,800	8,102
Malaysian Airline System Bhd(b)	26,500	10,684
Malaysian Bulk Carriers Bhd(b)	25,700	13,589
Malaysian Resources Corp. Bhd	40,700	22,462
MBM Resources Bhd	6,400	10,448
Media Prima Bhd	25,200	21,236
MSM Malaysia Holdings Bhd	5,500	9,324
Multi-Purpose Holdings Bhd	19,800	17,536
OSK Holdings Bhd	16,810	9,499
POS Malaysia Bhd	13,400	12,089
Proton Holdings Bhd	10,000	18,110
QL Resources Bhd	8,700	9,057
QSR Brands Bhd	2,800	5,894
SapuraCrest Petroleum Bhd	14,900	24,965
Sarawak Oil Palms Bhd	2,900	6,498
Starhill REIT Bhd	27,300	8,571
Sunway Bhd(b)	12,100	9,597
Sunway REIT Bhd	32,500	13,533
Supermax Corp. Bhd	7,800	4,872
Ta Ann Holdings Bhd	4,900	10,558
TA Enterprise Bhd	73,300	13,686
TAN Chong Motor Holdings Bhd	8,100	12,099
TIME dotCom Bhd(b)	51,000	11,966
Top Glove Corp. Bhd	10,400	16,119
Tradewinds Malaysia Bhd	2,100	6,787
TSH Resources Bhd	11,800	9,554
United Malacca Bhd	3,900	9,847
Wah Seong Corp. Bhd	16,700	11,203
WCT Bhd	20,400	15,843

		643,419
PHILIPPINES—1.61%
Belle Corp.(b)	120,000	13,756
Cebu Air Inc.(b)	6,100	10,114
Filinvest Land Inc.	333,000	10,648
First Gen Corp.(b)	29,800	9,966
First Philippine Holdings Corp.	7,050	10,687
Lepanto Consolidated Mining Co. Class B(b)	121,807	4,414
Lopez Holdings Corp.	79,000	10,759
Manila Water Co. Inc.	16,000	9,360
Megaworld Corp.	271,000	13,929
Nickel Asia Corp.	11,800	9,782
Philippine National Bank(b)	6,124	10,922
PhilWeb Corp.	28,560	11,500
Rizal Commercial Banking Corp.	7,100	7,383
Robinsons Land Corp.	42,200	17,312
Security Bank Corp.	4,200	14,225
SM Development Corp.	33,000	5,479
Vista Land & Lifescapes Inc.	95,000	9,811

		180,047
SINGAPORE—8.69%
AIMS AMP Capital Industrial REIT	14,000	13,691
ARA Asset Management Ltd.(d)	12,000	14,742
Ascendas India Trust	23,000	15,150
Ascott Residence Trust	16,000	14,483
Biosensors International Group Ltd.(b)	20,000	21,579
Boustead Singapore Ltd.	21,000	14,766
Cache Logistics Trust	18,000	15,057

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

Cambridge Industrial Trust	42,000	18,330
CapitaCommercial Trust	51,000	53,172
CapitaRetail China Trust	13,000	13,606
CDL Hospitality Trusts	17,000	25,968
CSE Global Ltd.(b)	21,000	12,644
Ezion Holdings Ltd.	26,000	18,282
Ezra Holdings Ltd.(b)	22,000	17,958
First REIT	18,000	13,020
First Resources Ltd.(a)	8,000	12,156
Frasers Centrepoint Trust	10,000	12,891
Frasers Commercial Trust	21,000	15,615
GMG Global Ltd.(b)	85,000	9,549
GuocoLeisure Ltd.	16,000	7,694
Ho Bee Investment Ltd.	7,000	7,807
Hyflux Ltd.(a)	16,000	18,557
Indofood Agri Resources Ltd.(a)(b)	15,000	17,276
Jaya Holdings Ltd.(b)	35,000	16,124
K-Green Trust(a)	22,000	17,514
K-REIT Asia	17,000	13,740
LionGold Corp. Ltd.(a)(b)	12,000	9,990
Lippo Malls Indonesia Retail Trust	52,000	17,231
M1 Ltd.	5,000	9,860
Mapletree Commercial Trust	15,000	11,032
Mapletree Industrial Trust	29,000	26,485
Mapletree Logistics Trust	20,000	15,841
Midas Holdings Ltd.	50,000	14,750
OSIM International Ltd.	8,000	7,823
Overseas Union Enterprise Ltd.	7,000	13,295
Parkway Life REIT	7,000	10,466
Perennial China Retail Trust	45,000	18,730
Raffles Education Corp. Ltd.(a)	30,000	10,183
Raffles Medical Group Ltd.	5,000	9,335
Sabana Shari’ah Compliant Industrial REIT	19,000	14,742
Sakari Resources Ltd.	16,000	25,475
SATS Ltd.	16,000	33,751
Singapore Post Ltd.(a)	35,000	28,712
SMRT Corp. Ltd.(a)	14,000	19,009
Sound Global Ltd.	24,000	10,280
Stamford Land Corp. Ltd.	22,000	9,779
Starhill Global REIT	26,000	13,764
STX OSV Holdings Ltd.	11,000	14,225
Suntec REIT	52,000	55,055
Super Group Ltd.(a)	5,000	7,678
Tat Hong Holdings Ltd.	19,000	16,201
United Engineers Ltd.	10,000	20,286
UOB-Kay Hian Holdings Ltd.	7,000	9,703
Venture Corp. Ltd.	7,000	48,654
Wheelock Properties Ltd.	4,000	5,593
Wing Tai Holdings Ltd.	15,000	14,366
Yanlord Land Group Ltd.(a)	21,000	19,688

		973,353
SOUTH KOREA—17.02%
3S Korea Co. Ltd.(b)	1,083	19,549
Able C&C Co. Ltd.	180	8,951
Agabang & Co.	558	6,394
Ahnlab Inc.	134	14,228
AmorePacific Group	87	21,902
Asia Pacific Systems Inc.(b)	790	7,864
Asiana Airlines Inc.(b)	2,780	15,768
Basic House Co. Ltd. (The)(b)	390	5,539
Binggrae Co. Ltd.	236	13,595

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

Bukwang Pharmaceutical Co. Ltd.	630	6,494
Capro Corp.	680	11,823
Chabio & Diostech Co. Ltd.(b)	1,190	9,298
Cheil Worldwide Inc.(a)	2,530	44,102
China Ocean Resources Co. Ltd.	1,660	6,265
CJ CGV Co. Ltd.	530	12,451
CJ E&M Corp.(b)	672	16,798
CJ O Shopping Co. Ltd.	84	13,193
CNK International Co. Ltd.(b)	1,438	2,144
CrucialTec Co. Ltd.(b)	767	6,129
Curexo Inc.(b)	831	5,258
Daeduck Electronics Co.	1,190	12,215
Daesang Corp.	710	11,434
Daishin Securities Co. Ltd.(b)	2,010	17,465
Daou Technology Inc.	1,100	10,999
Daum Communications Corp.	313	29,358
Dong-A Pharmaceutical Co. Ltd.	227	14,884
Dongsuh Co. Inc.	421	12,293
Dongyang Mechatronics Corp.	870	10,547
Doosan Engine Co. Ltd.(b)	950	10,508
Duksan Hi-Metal Co. Ltd.(b)	513	10,531
EG Corp.	202	10,760
EO Technics Co. Ltd.	383	10,692
Eugene Technology Co. Ltd.	195	6,091
Fila Korea Ltd.	248	17,731
Foosung Co. Ltd.(b)	1,600	8,735
Gamevil Inc.(b)	117	6,781
GemVax & Kael Co. Ltd.(b)	594	20,761
Golfzon Co. Ltd.	194	11,982
Grand Korea Leisure Co. Ltd.(a)	570	11,979
Green Cross Corp.	148	17,548
Green Cross Holdings Corp.	700	7,990
GS Home Shopping Inc.	69	6,783
Halla Climate Control Corp.	1,070	21,776
Hana Tour Service Inc.	360	14,860
Hanall Biopharma Co. Ltd.(b)	1,110	8,545
Handsome Co. Ltd.	500	16,857
Hanil E-Wha Co. Ltd.	1,010	8,508
Hanjin Heavy Industries & Construction Co. Ltd.(b)	1,070	15,859
Hanjin Shipping Co. Ltd.(b)	2,430	33,436
Hanmi Pharm Co. Ltd.(b)	210	11,186
Hansol Paper Co.	1,540	10,479
Hansol Technics Co. Ltd.(b)	550	9,977
Hotel Shilla Co. Ltd.	900	42,128
Huchems Fine Chemical Corp.	810	16,234
Hwa Shin Co. Ltd.	770	7,324
Hyundai Corp.	450	9,238
Hyundai Elevator Co. Ltd.	111	9,871
Hyundai Greenfood Co. Ltd.	1,240	17,446
Hyundai Home Shopping Network Corp.	185	22,590
ICD Co. Ltd.(b)	480	9,748
Iljin Materials Co. Ltd.	570	6,935
Ilyang Pharmaceutical Co. Ltd.(b)	400	8,636
iMarketKorea Inc.	630	11,038
INFINITT Co. Ltd.(b)	521	5,048
Infraware Inc.(b)	654	5,295
Interflex Co. Ltd.	289	15,753
Interpark Corp.(b)	1,472	5,770
ISU Chemical Co. Ltd.	420	9,291
JCEntertainment Corp.	215	5,517
Jeonbuk Bank	3,360	14,107
Jusung Engineering Co. Ltd.(b)	1,290	10,330
KEPCO Plant Service & Engineering Co. Ltd.	350	12,899

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

KIWOOM Securities Co. Ltd.(b)	364	21,677
Koh Young Technology Inc.	330	7,402
Kolon Industries Inc.	498	27,585
Komipharm International Co. Ltd.(b)	1,175	9,867
Korea Express Co. Ltd.(b)	218	15,065
Korea Petrochemical Ind Co. Ltd.	104	7,841
Korean Reinsurance Co.(b)	2,142	25,966
KT Skylife Co. Ltd.(b)	590	11,433
Kumho Industrial Co. Ltd.(b)	2,000	11,415
Kumho Tire Co. Inc.(b)	1,350	16,843
LG Fashion Corp.	510	16,968
LG Hausys Ltd.	242	13,876
LG International Corp.	842	34,496
LG Life Sciences Ltd.(b)	480	13,018
LIG Insurance Co. Ltd.	1,090	22,666
Lock & Lock Co. Ltd.	480	13,103
Lotte Chilsung Beverage Co. Ltd.	18	20,355
Lotte Midopa Co. Ltd.	620	7,873
Lotte Samkang Co. Ltd.	31	13,222
Lumens Co. Ltd.(b)	1,646	8,244
Medipost Co. Ltd.(b)	156	14,991
MegaStudy Co. Ltd.	143	13,337
Melfas Inc.	414	7,382
Meritz Fire & Marine Insurance Co. Ltd.	1,560	16,150
Namhae Chemical Corp.	1,110	9,154
Namyang Dairy Products Co. Ltd.	19	10,928
Neowiz Games Corp.(b)	352	7,911
NEPES Corp.	721	12,185
Nexen Tire Corp.	950	15,972
NongShim Co. Ltd.	97	19,441
OCI Materials Co. Ltd.	194	7,965
Osung LST Co. Ltd.(b)	843	5,923
Paradise Co. Ltd.	1,110	9,822
Partron Co. Ltd.	907	10,634
Pharmicell Co. Ltd.(b)	610	3,023
Poongsan Corp.	640	17,046
POSCO Chemtech Co. Ltd.	63	7,080
Posco ICT Co. Ltd.	1,585	11,290
RNL BIO Co. Ltd.(b)	2,620	9,807
S&T Dynamics Co. Ltd.	950	11,516
Samchully Co. Ltd.	155	12,508
Samsung Fine Chemicals Co. Ltd.	549	26,378
Samyang Holdings Corp.	109	5,797
SeAH Besteel Corp.	300	11,972
Seegene Inc.(b)	143	7,086
Seoul Semiconductor Co. Ltd.(a)	1,062	20,016
SFA Engineering Corp.	311	14,833
Shinsegae International Co. Ltd.	79	5,893
Silicon Works Co. Ltd.	374	9,366
SK Broadband Co. Ltd.(b)	5,270	15,062
SK Chemicals Co. Ltd.	432	21,521
SK Securities Co. Ltd.(b)	13,350	14,057
SKC Co. Ltd.	580	20,092
SL Corp.	450	7,785
SM Entertainment Co.(b)	315	11,303
Soulbrain Co. Ltd.	288	7,913
Ssangyong Motor Co.(b)	950	5,128
STS Semiconductor & Telecommunications Co. Ltd.	1,223	7,251
STX Corp. Co. Ltd.(a)	1,280	14,101
STX Engine Co. Ltd.	820	10,448
STX Offshore & Shipbuilding Co. Ltd.	1,630	18,462
Sung Kwang Bend Co. Ltd.	666	13,672
Sungwoo Hitech Co. Ltd.	918	10,357

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

Suprema Inc.	500	6,017
Taekwang Industrial Co. Ltd.	11	9,987
Taewoong Co. Ltd.(b)	413	8,588
Taihan Electric Wire Co. Ltd.(b)	5,230	14,439
Tera Resource Co. Ltd.(b)	5,836	7,307
TK Corp.(b)	575	15,594
Tong Yang Life Insurance Co.(b)	1,020	9,017
TONGYANG Securities Inc.(b)	3,980	15,496
WeMade Entertainment Co. Ltd.	152	14,620
Wonik IPS Co. Ltd.(b)	1,630	10,370
Woongjin Chemical Co. Ltd.(b)	12,890	8,897
Woongjin Thinkbig Co. Ltd.	870	8,584
Youngone Corp.	600	13,060
Youngone Holdings Co. Ltd.	220	11,018

		1,906,960
TAIWAN—21.25%
A-DATA Technology Co. Ltd.(b)	11,000	13,125
Ability Enterprise Co. Ltd.	16,000	14,708
AcBel Polytech Inc.	25,000	13,737
Accton Technology Corp.	22,000	12,917
ALI Corp.	11,000	14,763
Alpha Networks Inc.	15,000	12,864
Altek Corp.	16,000	11,750
Ambassador Hotel Ltd. (The)	10,000	12,086
AmTRAN Technology Co. Ltd.	29,000	21,942
Ardentec Corp.	18,000	12,603
Asia Polymer Corp.	8,000	9,395
BES Engineering Corp.	51,000	13,392
Capella Microsystems Taiwan Inc.	1,000	6,077
Career Technology MFG. Co. Ltd.	9,000	12,957
Chailease Holding Co. Ltd.(b)	18,000	26,376
CHC Resources Corp.	7,000	11,096
Cheng Loong Corp.	39,000	15,155
Chin-Poon Industrial Co.	23,000	20,749
China Bills Finance Corp.	31,000	13,320
China Manmade Fibers Corp.(b)	35,000	11,815
China Metal Products Co. Ltd.	17,000	11,262
China Steel Chemical Corp.	4,000	18,693
China Synthetic Rubber Corp.	16,000	15,667
Chipbond Technology Corp.	16,000	21,692
Chong Hong Construction Co.	5,000	10,271
Chroma ATE Inc.	10,000	22,802
Chun Yuan Steel Industrial Co. Ltd.	30,000	12,685
Chung Hsin Electric & Machinery Manufacturing Corp.	29,000	16,581
Chung Hung Steel Corp.	46,000	14,095
CMC Magnetics Corp.(b)	98,000	17,044
Compal Communications Inc.	9,000	12,726
Compeq Manufacturing Co.(b)	36,000	14,236
Coretronic Corp.	26,000	21,942
CSBC Corp. Taiwan	15,000	12,145
CTCI Corp.	13,000	25,102
CyberTAN Technology Inc.	13,000	10,304
D-Link Corp.	22,000	15,704
Depo Auto Parts Ind Co. Ltd.	6,000	12,941
Dynapack International Technology Corp.	4,000	20,542
E-LIFE MALL Corp.	6,000	13,024
Eclat Textile Co. Ltd.	5,000	11,777
Elan Microelectronics Corp.	15,000	20,747
ENG Electric Co. Ltd.	3,000	7,405
Evergreen International Storage & Transport Corp.	26,000	12,863
Far Eastern International Bank Ltd.	35,000	13,900

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

Faraday Technology Corp.	15,000	21,030
Feng Tay Enterprise Co. Ltd.	12,000	11,442
Firich Enterprises Co. Ltd.(b)	4,000	5,067
First Steamship Co. Ltd.	7,000	10,449
FLEXium Interconnect Inc.	5,000	16,057
Forhouse Corp.	21,000	11,899
Formosa Epitaxy Inc.	16,000	13,119
Formosan Rubber Group Inc.	18,000	11,555
G Tech Optoelectronics Corp.	4,000	11,805
Gemtek Technology Corp.	16,000	14,955
Genesis Photonics Inc.(b)	8,000	9,846
Genius Electronic Optical Co. Ltd.	1,000	6,745
Gigabyte Technology Co. Ltd.	19,000	16,458
Gigastorage Corp.	9,000	6,933
Gintech Energy Corp.	11,000	10,884
Global Unichip Corp.	3,000	9,706
Gloria Material Technology Corp.(b)	15,000	16,716
Goldsun Development & Construction Co. Ltd.	39,000	15,021
Grand Pacific Petrochemical Corp.	28,000	12,318
Great Taipei Gas Co. Ltd.	19,000	12,132
Great Wall Enterprise Co. Ltd.	12,000	11,771
Greatek Electronics Inc.	23,000	18,072
Green Energy Technology Inc.	9,177	8,672
HannStar Display Corp.(b)	311,000	30,665
HannsTouch Solution Inc.(b)	32,000	11,230
Hey Song Corp.	12,000	15,078
Ho Tung Chemical Corp.(b)	23,000	13,426
Holy Stone Enterprise Co. Ltd.	16,000	14,872
Huaku Development Co. Ltd.	7,000	16,800
Ichia Technologies Inc.(b)	16,000	7,587
ICP Electronics Inc.	7,000	9,730
Infortrend Technology Inc.	15,000	11,889
Integrated Memory Logic Ltd.(b)	2,000	7,566
International Games System Co. Ltd.	2,000	9,449
ITEQ Corp.	12,000	13,701
Jih Sun Financial Holdings Co. Ltd.	39,000	11,750
Kenda Rubber Industrial Co. Ltd.	13,000	14,665
Kerry TJ Logistics Co. Ltd.	11,000	12,428
King Slide Works Co. Ltd.	2,000	9,929
King Yuan Electronics Co. Ltd.	45,000	18,642
King’s Town Bank(b)	19,000	11,091
Kinpo Electronics Inc.	62,000	13,946
Lien Hwa Industrial Corp.	16,000	10,134
LITE-ON IT Corp.	13,000	13,174
Makalot Industrial Co. Ltd.	5,000	14,568
Masterlink Securities Corp.	42,000	13,517
Mercuries & Associates Ltd.	8,000	6,697
Merida Industry Co. Ltd.	5,000	18,830
Micro-Star International Co. Ltd.	35,000	15,398
Microbio Co. Ltd.	11,000	13,746
MIN AIK Technology Co. Ltd.	6,000	14,277
MiTAC International Corp.	46,000	15,670
National Petroleum Co. Ltd.	9,000	10,476
Neo Solar Power Corp.	17,000	11,408
Nien Hsing Textile Co. Ltd.	15,000	9,912
Oriental Union Chemical Corp.	14,000	17,111
Pan-International Industrial Corp.	16,000	12,846
PChome Online Inc.	2,000	11,367
Phihong Technology Co. Ltd.	9,000	10,723
Pixart Imaging Inc.	6,000	15,612
President Securities Corp.	27,000	14,051
Prince Housing & Development Corp.	19,000	13,725
Qisda Corp.	69,000	16,914

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

Radium Life Tech Co. Ltd.	16,104	11,854
Rechi Precision Co. Ltd.	10,000	9,141
Ritek Corp.(b)	106,000	15,786
Sanyang Industry Co. Ltd.	22,000	12,692
Senao International Co. Ltd.	3,000	12,274
Sheng Yu Steel Co. Ltd.	18,000	12,202
Shih Wei Navigation Co. Ltd.	14,000	13,133
Shihlin Electric & Engineering Corp.	14,000	16,680
Shin Zu Shing Co. Ltd.	5,000	13,267
Shinkong Synthetic Fibers Corp.	49,000	14,830
Silicon Integrated Systems Corp.	34,000	12,455
Silitech Technology Corp.	4,000	9,381
Sincere Navigation Corp.	14,000	13,924
Solar Applied Materials Technology Corp.	12,000	17,091
Solartech Energy Corp.	9,000	9,552
Springsoft Inc.	9,000	12,864
St.Shine Optical Co. Ltd.	2,000	23,212
Ta Chen Stainless Pipe Co. Ltd.(b)	28,000	15,242
Ta Chong Bank Ltd.(b)	48,000	18,570
Taichung Commercial Bank Co. Ltd.(b)	45,000	14,112
Tainan Spinning Co. Ltd.	32,000	13,640
Taiwan Cogeneration Corp.	15,000	11,812
Taiwan Hon Chuan Enterprise Co. Ltd.	7,000	15,721
Taiwan Land Development Corp.(b)	29,000	11,865
Taiwan Paiho Ltd.	15,000	10,810
Taiwan Prosperity Chemical Corp.	3,000	7,190
Taiwan Secom Co. Ltd.	9,000	18,488
Taiwan Surface Mounting Technology Co. Ltd.	7,000	14,619
Taiwan TEA Corp.	24,000	12,161
Taiwan-Sogo Shinkong Security Corp.	18,000	17,748
Tang Eng Iron Works Co. Ltd.(b)	10,000	9,449
Test-Rite International Co. Ltd.	11,000	7,494
Ton Yi Industrial Corp.	21,000	10,820
Tong Hsing Electronic Industries Ltd.	4,000	14,722
Tong Yang Industry Co. Ltd.	14,000	13,900
Tsann Kuen Enterprise Co. Ltd.	3,000	7,159
TTY Biopharm Co. Ltd.	4,000	13,900
TXC Corp.	13,000	19,383
Union Bank of Taiwan(b)	28,000	9,442
Unitech Printed Circuit Board Corp.	26,000	10,370
Unity Opto Technology Co. Ltd.	15,000	16,023
Universal Cement Corp.	22,000	10,319
UPC Technology Corp.	23,000	12,953
USI Corp.	17,000	15,889
Vanguard International Semiconductor Corp.	33,000	15,761
Via Technologies Inc.(b)	24,000	13,599
Visual Photonics Epitaxy Co. Ltd.	9,000	15,021
Wah Lee Industrial Corp.	10,000	13,695
Waterland Financial Holdings Co. Ltd.	54,000	18,414
Wei Chuan Food Corp.	13,000	14,220
Weikeng Industrial Co. Ltd.	21,000	18,082
Win Semiconductors Corp.	12,000	17,235
Winbond Electronics Corp.(b)	104,000	17,411
Wisdom Marine Lines Co. Ltd.	6,000	8,689
Wistron NeWeb Corp.	6,000	11,278
Wowprime Corp.	1,092	15,515
WT Microelectronics Co. Ltd.	9,000	12,726
Yageo Corp.	67,000	19,268
Yem Chio Co. Ltd.	15,000	14,559
Yeun Chyang Industrial Co. Ltd.	19,000	11,058
Yieh Phui Enterprise Co. Ltd.	35,000	12,043
Young Fast Optoelectronics Co. Ltd.	5,000	10,716
Yuen Foong Yu Paper Manufacturing Co. Ltd.	36,000	16,269

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

YungShin Global Holding Corp.	6,000	8,391
Yungtay Engineering Co. Ltd.	9,000	14,913
Zinwell Corp.	12,000	13,229

		2,380,460
THAILAND—4.66%
Amata Corp. PCL NVDR	22,300	12,981
Asian Property Development PCL NVDR	41,200	9,178
Bangchak Petroleum PCL NVDR	11,200	9,288
Bangkok Expressway PCL NVDR	20,200	15,372
Bumrungrad Hospital PCL NVDR	9,000	17,854
Cal-Comp Electronics (Thailand) PCL NVDR	136,900	12,822
Delta Electronics (Thailand) PCL NVDR	17,900	14,378
Dynasty Ceramic PCL NVDR	4,200	8,707
Electricity Generating PCL NVDR	3,400	10,946
Esso (Thailand) PCL NVDR	29,600	11,262
Hana Microelectronics PCL NVDR	24,600	17,920
Hemaraj Land and Development PCL NVDR	133,500	12,938
Home Product Center PCL NVDR	42,900	19,532
Italian-Thai Development PCL NVDR(b)	63,300	7,534
Jasmine International PCL NVDR	113,900	11,705
Khon Kaen Sugar Industry PCL NVDR	17,900	8,033
Kiatnakin Bank PCL NVDR	10,700	12,875
LPN Development PCL NVDR	15,500	8,720
Major Cineplex Group PCL NVDR	21,900	13,817
Minor International PCL NVDR	37,840	17,351
Pruksa Real Estate PCL NVDR	22,600	11,318
Quality Houses PCL NVDR	224,200	13,634
Ratchaburi Electricity Generating Holding PCL NVDR	7,000	9,504
Robinson Department Store PCL NVDR	7,400	12,815
Sahaviriya Steel Industries PCL NVDR(b)	453,500	11,208
Siam City Cement PCL NVDR	1,600	17,119
Siam Makro PCL NVDR	2,300	28,647
Sino-Thai Engineering & Construction PCL NVDR	23,600	10,361
Sri Trang Agro-Industry PCL NVDR	18,600	12,219
Supalai PCL NVDR	14,600	7,787
Tanayong PCL NVDR	461,000	12,593
Thai Airways International PCL NVDR(b)	19,600	17,050
Thai Tap Water Supply PCL NVDR	49,900	10,548
Thai Union Frozen Products PCL NVDR	7,100	16,798
Thai Vegetable Oil PCL NVDR	16,200	12,275
Thanachart Capital PCL NVDR	17,900	18,482
Thoresen Thai Agencies PCL NVDR	18,600	11,614
TISCO Financial Group PCL NVDR(b)	9,700	13,249
TPI Polene PCL NVDR	13,500	6,190
True Corp. PCL NVDR(b)	132,200	15,821

		522,445

TOTAL COMMON STOCKS
(Cost: $11,239,204)		11,172,499

RIGHTS—0.02%

SOUTH KOREA—0.01%
3S Korea Co. Ltd.(b)	33	175
Kumho Industrial Co. Ltd.(b)	533	—
Pharmicell Co. Ltd.(b)	134	207

		382

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

April 30, 2012

THAILAND—0.01%
Thai Union Frozen Products PCL NVDR(b)	1,420	1,051

		1,051

TOTAL RIGHTS
(Cost: $0)		1,433

SHORT-TERM INVESTMENTS—3.22%

MONEY MARKET FUNDS—3.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(e)(f)(g)	330,741	330,741
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(e)(f)(g)	24,042	24,042
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(e)(f)	6,297	6,297

		361,080

TOTAL SHORT-TERM INVESTMENTS
(Cost: $361,080)		361,080

TOTAL INVESTMENTS IN SECURITIES—102.95%
(Cost: $11,600,284)		11,535,012
Other Assets, Less Liabilities—(2.95)%		(330,059)

NET ASSETS—100.00%		$11,204,953

NVDR - Non-Voting Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—97.76%

CHINA—5.91%
Alibaba.com Ltd.(a)	9,000	$15,453
GCL-Poly Energy Holdings Ltd.	50,000	12,955
Kingboard Chemical Holdings Co. Ltd.	4,500	12,616
Lenovo Group Ltd.	44,000	42,311
Semiconductor Manufacturing International Corp.(a)	138,000	6,849
Tencent Holdings Ltd.	7,400	232,557
ZTE Corp. Class H(a)	4,400	10,674

		333,415
HONG KONG—0.46%
ASM Pacific Technology Ltd.	1,400	18,967
Foxconn International Holdings Ltd.(a)	15,000	7,115

		26,082
INDIA—4.74%
HCL Technologies Ltd.	620	6,024
Infosys Ltd.	3,138	146,605
Satyam Computer Services Ltd.(a)	4,181	6,133
Tata Consultancy Services Ltd.	3,421	80,923
Wipro Ltd.	3,584	27,546

		267,231
JAPAN—35.45%
Advantest Corp.	1,100	18,461
Brother Industries Ltd.	1,700	23,037
Canon Inc.	8,200	376,905
Citizen Holdings Co. Ltd.	1,900	11,969
Dena Co. Ltd.	700	21,944
FUJIFILM Holdings Corp.	3,400	72,688
Fujitsu Ltd.	14,000	68,382
Gree Inc.	700	18,858
Hamamatsu Photonics K.K.	500	20,008
Hirose Electric Co. Ltd.	200	21,066
Hitachi High-Technologies Corp.	400	10,105
Hitachi Ltd.	33,000	211,610
Hoya Corp.	3,200	73,743
IBIDEN Co. Ltd.	900	18,587
Itochu Techno-Solutions Corp.	200	9,130
Keyence Corp.	330	78,362
Konami Corp.	700	20,427
Konica Minolta Holdings Inc.	3,500	28,668
Kyocera Corp.	1,100	108,285
Murata Manufacturing Co. Ltd.	1,500	86,323
NEC Corp.(a)	19,000	34,504
Nintendo Co. Ltd.	700	95,560
Nippon Electric Glass Co. Ltd.	3,000	24,497
Nomura Research Institute Ltd.	700	16,175
NTT Data Corp.	9	31,370
Omron Corp.	1,500	32,068
Oracle Corp. Japan	300	11,610
Otsuka Corp.	100	8,053
Ricoh Co. Ltd.	5,000	45,338
Rohm Co. Ltd.	700	31,736

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY INDEX FUND

April 30, 2012

Seiko Epson Corp.	900	12,129
Shimadzu Corp.	2,000	17,935
Square Enix Holdings Co. Ltd.	500	9,807
Sumco Corp.(a)	800	8,597
TDK Corp.	900	47,567
Tokyo Electron Ltd.	1,200	66,955
Toshiba Corp.	29,000	119,494
Trend Micro Inc.	800	24,387
Yahoo! Japan Corp.	107	32,176
Yaskawa Electric Corp.	2,000	17,509
Yokogawa Electric Corp.	1,500	14,503

		2,000,528
SOUTH KOREA—23.15%
Hynix Semiconductor Inc.(a)	3,660	90,842
LG Display Co. Ltd.(a)	1,680	37,016
LG Innotek Co. Ltd.(a)	81	5,834
NCsoft Corp.	111	28,778
NHN Corp.	297	67,278
Samsung Electro-Mechanics Co. Ltd.	433	41,954
Samsung Electronics Co. Ltd.	805	990,112
Samsung SDI Co. Ltd.	247	35,625
SK C&C Co. Ltd.	108	8,935

		1,306,374
TAIWAN—28.05%
Acer Inc.	18,000	20,645
Advanced Semiconductor Engineering Inc.	34,000	34,397
Advantech Co. Ltd.	2,000	6,793
ASUSTeK Computer Inc.	5,000	50,499
AU Optronics Corp.	54,000	24,219
Catcher Technology Co. Ltd.	4,000	25,609
Cheng Uei Precision Industry Co. Ltd.	3,000	6,163
Chicony Electronics Co. Ltd.	4,000	7,806
Chimei Innolux Corp.(a)	37,000	15,328
Clevo Co.	4,000	6,245
Compal Electronics Inc.	30,000	34,510
Delta Electronics Inc.	13,000	38,633
E Ink Holdings Inc.	6,000	6,573
Epistar Corp.	6,000	14,585
Everlight Electronics Co. Ltd.	4,000	8,217
Foxconn Technology Co. Ltd.	5,000	17,632
Hon Hai Precision Industry Co. Ltd.	66,000	208,789
HTC Corp.	5,000	75,834
Inventec Corp.	16,000	6,163
Kinsus Interconnect Technology Corp.	2,000	6,286
Largan Precision Co. Ltd.	1,000	15,886
Lite-On Technology Corp.	15,000	18,308
Macronix International Co. Ltd.	24,000	7,921
MediaTek Inc.	8,000	69,295
Motech Industries Inc.	2,000	2,934
MStar Semiconductor Inc.	3,000	17,820
Novatek Microelectronics Corp. Ltd.	4,000	12,120
Pegatron Corp.	12,000	17,378
Phison Electronics Corp.	1,000	7,121
Powertech Technology Inc.	5,000	8,499
Quanta Computer Inc.	18,000	47,329
Radiant Opto-Electronics Corp.	3,000	12,633
Realtek Semiconductor Corp.	4,000	8,682
Siliconware Precision Industries Co. Ltd.	21,000	24,912
Simplo Technology Co. Ltd.	2,000	15,406

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY INDEX FUND

April 30, 2012

Sino-American Silicon Products Inc.	4,000	6,957
Synnex Technology International Corp.	9,000	21,107
Taiwan Semiconductor Manufacturing Co. Ltd.	180,000	534,913
TPK Holding Co. Ltd.(a)	1,000	12,325
Tripod Technology Corp.	3,000	8,833
Unimicron Technology Corp.	9,000	10,245
United Microelectronics Corp.	90,000	47,144
Wintek Corp.	10,000	6,522
Wistron Corp.	14,000	21,018
WPG Holdings Co. Ltd.	9,000	12,294

		1,582,528

TOTAL COMMON STOCKS
(Cost: $5,275,711)		5,516,158

PREFERRED STOCKS—1.91%

SOUTH KOREA—1.91%
Samsung Electronics Co. Ltd.	151	108,094

		108,094

TOTAL PREFERRED STOCKS
(Cost: $89,337)		108,094

SHORT-TERM INVESTMENTS—0.13%

MONEY MARKET FUNDS—0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(b)(c)	7,382	7,382

		7,382

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,382)		7,382

TOTAL INVESTMENTS IN SECURITIES—99.80%
(Cost: $5,372,430)		5,631,634
Other Assets, Less Liabilities—0.20%		11,152

NET ASSETS—100.00%		$5,642,786

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to consolidated schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—98.37%

AUSTRALIA—8.73%
AGL Energy Ltd.	1,607,440	$25,067,904
Alumina Ltd.	8,336,048	10,066,758
Amcor Ltd.	4,258,584	33,339,148
AMP Ltd.	10,366,856	46,083,597
APA Group	1,954,964	10,623,820
Asciano Group	3,387,343	16,679,835
ASX Ltd.	601,092	20,024,531
Australia and New Zealand Banking Group Ltd.	9,352,584	232,799,813
Bendigo and Adelaide Bank Ltd.	1,212,372	9,503,910
BGP Holdings PLC(a)(b)	33,026,812	4,371
BHP Billiton Ltd.	11,333,584	419,448,172
Boral Ltd.	2,613,788	10,285,694
Brambles Ltd.	5,215,124	39,253,137
Caltex Australia Ltd.	483,364	6,929,145
Campbell Brothers Ltd.	229,796	16,403,935
CFS Retail Property Trust	5,645,284	11,313,265
Coca-Cola Amatil Ltd.	2,022,884	26,218,737
Cochlear Ltd.	204,892	14,003,325
Commonwealth Bank of Australia	5,589,816	302,427,767
Computershare Ltd.	1,621,024	14,192,434
Crown Ltd.	1,610,836	15,260,338
CSL Ltd.	1,856,480	70,852,335
Dexus Property Group	15,781,212	15,361,138
Echo Entertainment Group Ltd.	2,446,252	11,460,014
Fairfax Media Ltd.(c)	8,442,456	6,064,421
Fortescue Metals Group Ltd.	4,581,204	26,898,630
Goodman Group	4,803,076	18,000,866
GPT Group	5,687,168	19,360,441
Harvey Norman Holdings Ltd.	2,187,024	4,599,137
Iluka Resources Ltd.	1,439,904	25,483,196
Incitec Pivot Ltd.	5,810,556	19,780,482
Insurance Australia Group Ltd.	7,438,372	27,412,749
James Hardie Industries SE	1,504,428	11,730,720
Leighton Holdings Ltd.	549,020	11,768,360
Lend Lease Group	1,831,576	14,205,373
Lynas Corp. Ltd.(a)(c)	5,981,488	7,005,404
Macquarie Group Ltd.	1,262,180	38,381,707
Metcash Ltd.	2,696,424	11,116,160
Mirvac Group	11,421,880	15,398,513
National Australia Bank Ltd.	7,822,120	205,453,317
Newcrest Mining Ltd.	2,700,952	73,950,999
Orica Ltd.	1,292,744	36,161,932
Origin Energy Ltd.	3,853,328	53,192,565
OZ Minerals Ltd.	1,112,756	10,808,191
Qantas Airways Ltd.(a)	4,455,552	7,583,867
QBE Insurance Group Ltd.	3,984,640	57,411,199
QR National Ltd.	5,742,636	21,761,263
Ramsay Health Care Ltd.	490,156	10,220,843
Rio Tinto Ltd.	1,530,464	105,714,724
Santos Ltd.	3,345,060	48,822,876
Sims Metal Management Ltd.	577,320	8,546,487
Sonic Healthcare Ltd.	1,342,552	17,624,534
SP AusNet	5,431,336	6,247,991
Stockland Corp. Ltd.	8,174,172	26,380,128
Suncorp Group Ltd.	4,583,468	38,840,968
Sydney Airport	1,336,498	4,048,860

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

Tabcorp Holdings Ltd.	2,457,572	7,342,764
Tatts Group Ltd.	4,632,144	12,441,513
Telstra Corp. Ltd.	15,570,660	57,382,798
Toll Holdings Ltd.	2,360,220	14,398,642
Transurban Group	4,499,700	27,497,493
Wesfarmers Ltd.	3,546,556	111,798,024
Westfield Group	7,715,712	74,219,737
Westfield Retail Trust	9,701,240	27,470,565
Westpac Banking Corp.	10,756,264	254,526,099
Whitehaven Coal Ltd.	1,574,612	8,720,806
Woodside Petroleum Ltd.	2,286,640	83,127,260
Woolworths Ltd.	4,331,032	116,958,771
WorleyParsons Ltd.	683,728	20,108,203

		3,183,572,701
AUSTRIA—0.25%
Erste Group Bank AG	684,860	15,767,632
IMMOEAST AG Escrow(a)(b)	1,571,072	208
IMMOFINANZ AG(a)	3,273,744	11,508,349
IMMOFINANZ AG Escrow(a)(b)	1,157,632	153
OMV AG	570,528	19,312,249
Raiffeisen International Bank Holding AG(c)	184,516	6,126,160
Telekom Austria AG	1,202,184	13,184,271
Verbund AG	270,548	7,571,680
Vienna Insurance Group AG	165,272	6,737,367
voestalpine AG	383,748	12,420,928

		92,628,997
BELGIUM—1.01%
Ageas	8,160,588	14,851,297
Anheuser-Busch InBev NV	2,839,056	204,603,040
Bekaert NV(c)	143,764	4,258,440
Belgacom SA(c)	553,548	15,722,632
Colruyt SA	262,624	10,758,093
Delhaize Group SA	358,844	17,466,207
Groupe Bruxelles Lambert SA(c)	286,396	19,866,499
KBC Groep NV	590,904	11,426,347
Mobistar SA	106,408	4,023,692
Solvay SA	211,684	25,756,422
UCB SA(c)	364,504	17,022,865
Umicore	406,388	22,050,173

		367,805,707
DENMARK—1.17%
A.P. Moeller-Maersk A/S Class A	1,288	9,597,182
A.P. Moeller-Maersk A/S Class B	5,223	40,850,643
Carlsberg A/S Class B	379,220	32,682,596
Coloplast A/S Class B	83,768	15,500,035
Danske Bank A/S(a)	2,303,620	37,399,423
DSV A/S	704,104	16,034,963
Novo Nordisk A/S Class B	1,502,164	221,560,871
Novozymes A/S Class B	850,132	22,294,874
TDC A/S	1,619,892	11,614,815
TrygVesta A/S	81,504	4,546,086
Vestas Wind Systems A/S(a)(c)	724,480	6,394,650
William Demant Holding A/S(a)(c)	81,504	7,692,819

		426,168,957

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

FINLAND—0.80%
Elisa OYJ	482,232	10,875,916
Fortum OYJ	1,562,160	33,598,440
Kesko OYJ Class B	227,532	6,077,205
Kone OYJ Class B	529,776	32,780,391
Metso OYJ	450,536	19,320,339
Neste Oil OYJ	481,100	5,686,265
Nokia OYJ	13,256,852	47,620,121
Nokian Renkaat OYJ	405,256	19,218,368
Orion OYJ Class B	328,280	6,695,566
Pohjola Bank PLC Class A	518,456	5,578,824
Sampo OYJ Class A	1,476,128	39,269,947
Sanoma OYJ(c)	297,716	3,108,991
Stora Enso OYJ Class R	2,077,220	14,158,915
UPM-Kymmene OYJ	1,846,292	23,630,184
Wartsila OYJ Abp	582,980	23,595,619

		291,215,091
FRANCE—8.78%
Accor SA	515,060	17,789,157
Aeroports de Paris	109,804	9,237,241
Alcatel-Lucent(a)(c)	8,278,316	12,753,671
ALSTOM	726,744	25,951,570
ArcelorMittal(c)	3,041,684	52,597,336
Arkema SA	194,704	17,242,735
AtoS	174,328	11,226,254
AXA(a)	6,177,324	87,483,147
BNP Paribas SA	3,426,564	137,644,158
Bouygues SA(c)	670,144	18,200,601
Bureau Veritas SA	183,384	16,337,337
Cap Gemini SA	527,512	20,589,574
Carrefour SA	2,045,524	41,084,075
Casino Guichard-Perrachon SA(a)	189,044	18,563,015
Christian Dior SA	209,420	31,556,689
CNP Assurances SA	566,000	7,940,769
Compagnie de Saint-Gobain	1,415,000	59,265,476
Compagnie Generale de Geophysique-Veritas(a)	511,664	14,566,845
Compagnie Generale des Etablissements Michelin Class B	667,880	49,873,720
Credit Agricole SA	3,599,760	18,500,403
Danone SA	2,054,580	144,532,849
Dassault Systemes SA	207,156	20,102,969
Edenred SA	550,152	17,570,344
Eiffage SA	157,348	5,348,063
Electricite de France	871,640	18,441,236
Essilor International SA	704,104	62,009,731
Eurazeo	127,167	6,516,193
European Aeronautic Defence and Space Co. NV	1,433,112	56,571,908
Eutelsat Communications	416,576	14,826,044
Fonciere des Regions	91,692	7,105,565
France Telecom SA	6,597,296	90,243,658
GDF Suez	4,379,708	100,805,674
Gecina SA	70,184	6,505,227
Groupe Eurotunnel SA Registered	1,878,114	15,802,085
Icade(a)	72,844	6,144,378
Iliad SA	65,656	8,450,925
Imerys SA	112,068	6,369,186
JCDecaux SA(a)	226,400	6,423,033
Klepierre(c)	354,316	11,217,399
L’Air Liquide SA	1,000,688	128,697,803
L’Oreal SA	851,264	102,404,870
Lafarge SA	719,952	28,067,440

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

Lagardere SCA	424,500	12,866,292
Legrand SA	768,628	25,941,592
LVMH Moet Hennessy Louis Vuitton SA	898,808	148,880,570
Natixis	3,363,172	10,246,950
Neopost SA	123,388	7,093,376
Pernod Ricard SA	698,444	72,484,189
PPR SA	276,208	46,190,402
PSA Peugeot Citroen SA(c)	981,400	11,781,310
Publicis Groupe SA	504,872	26,033,974
Renault SA	714,292	32,450,887
Safran SA	571,660	21,185,371
Sanofi	4,048,032	308,929,096
Schneider Electric SA(a)	1,727,432	106,109,133
SCOR SE	594,300	15,712,047
SES SA Class A FDR	1,061,816	25,423,075
Societe BIC SA	108,672	11,968,326
Societe Generale	2,345,504	55,444,423
Societe Television Francaise 1	412,048	3,981,172
Sodexo	322,620	25,688,536
STMicroelectronics NV	2,404,368	13,636,157
Suez Environnement SA	987,104	13,920,557
Technip SA	346,392	39,166,837
Thales SA	346,392	12,000,374
Total SA	7,507,424	358,407,695
Unibail-Rodamco SE	314,696	58,812,028
Vallourec SA	398,464	23,959,186
Veolia Environnement	1,316,516	19,280,478
Vinci SA	1,597,252	73,991,482
Vivendi SA	4,413,668	81,579,463
Wendel	123,388	9,230,289

		3,204,955,620
GERMANY—7.81%
Adidas AG	734,668	61,259,283
Allianz SE Registered	1,609,704	179,347,441
Axel Springer AG	135,840	6,193,799
BASF SE	3,247,708	267,323,889
Bayer AG Registered	2,929,616	206,321,362
Bayerische Motoren Werke AG	1,212,372	115,228,806
Beiersdorf AG	355,448	24,934,013
Brenntag AG	126,784	15,790,443
Celesio AG	318,092	5,483,662
Commerzbank AG(a)(c)	13,045,168	28,229,792
Continental AG	295,452	28,632,344
Daimler AG Registered	3,246,576	179,464,395
Deutsche Bank AG Registered	3,309,018	143,959,083
Deutsche Boerse AG	684,860	42,992,744
Deutsche Lufthansa AG Registered	826,360	10,752,445
Deutsche Post AG Registered	2,946,596	54,989,522
Deutsche Telekom AG Registered	9,948,016	112,140,725
E.ON AG	6,370,896	144,317,055
Fraport AG	119,992	7,796,247
Fresenius Medical Care AG & Co. KGaA	735,800	52,228,532
Fresenius SE & Co. KGaA	401,860	40,103,877
GEA Group AG	598,828	19,758,984
Hannover Rueckversicherung AG Registered	206,024	12,452,069
HeidelbergCement AG	496,948	27,319,038
Henkel AG & Co. KGaA	477,704	29,235,932
Hochtief AG	146,028	8,560,163
Infineon Technologies AG	3,898,608	38,808,370
K+S AG Registered	603,356	30,150,072
Kabel Deutschland Holding AG(a)	310,168	19,540,883

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

LANXESS AG	292,056	23,251,020
Linde AG	599,960	102,674,137
MAN SE(c)	221,872	28,026,778
Merck KGaA	227,532	24,995,442
METRO AG	455,064	14,681,058
Muenchener Rueckversicherungs-Gesellschaft AG Registered	631,656	91,670,479
QIAGEN NV(a)(c)	830,888	13,735,522
RWE AG	1,761,392	75,708,635
Salzgitter AG	129,048	6,736,409
SAP AG	3,247,708	215,312,005
Siemens AG Registered	2,904,712	269,001,804
Suedzucker AG	216,212	6,580,417
ThyssenKrupp AG	1,350,476	31,994,855
United Internet AG Registered	399,596	7,901,544
Volkswagen AG	114,332	19,513,240
Wacker Chemie AG(c)	57,732	4,652,676

		2,849,750,991
GREECE—0.08%
Coca-Cola Hellenic Bottling Co. SA(a)	649,066	12,886,066
Hellenic Telecommunications Organization SA	145,773	476,556
Hellenic Telecommunications Organization SA SP ADR(c)	1,505,560	2,514,285
National Bank of Greece SA(a)(c)	1,242,778	2,763,396
National Bank of Greece SA SP ADR(a)(c)	2,192,684	4,999,320
OPAP SA	812,246	7,256,573

		30,896,196
HONG KONG—2.93%
AIA Group Ltd.	28,752,800	102,294,774
ASM Pacific Technology Ltd.(c)	594,900	8,059,552
Bank of East Asia Ltd. (The)(c)	5,207,240	19,432,129
BOC Hong Kong (Holdings) Ltd.	11,411,500	35,377,084
Cathay Pacific Airways Ltd.	2,549,000	4,324,042
Cheung Kong (Holdings) Ltd.	5,660,000	75,293,996
Cheung Kong Infrastructure Holdings Ltd.(c)	1,132,000	6,719,551
CLP Holdings Ltd.	6,792,000	58,177,745
First Pacific Co. Ltd.	6,792,000	7,380,563
Foxconn International Holdings Ltd.(a)	7,138,000	3,386,013
Galaxy Entertainment Group Ltd.(a)(c)	4,528,000	14,154,104
Hang Lung Group Ltd.(c)	2,286,000	14,350,578
Hang Lung Properties Ltd.	9,056,000	33,502,910
Hang Seng Bank Ltd.(c)	2,490,400	34,220,829
Henderson Land Development Co. Ltd.(c)	4,528,000	25,798,408
HKT Trust and HKT Ltd.(a)	157,673	122,557
Hong Kong and China Gas Co. Ltd. (The)	18,660,522	47,723,213
Hong Kong Exchanges and Clearing Ltd.(c)	3,396,000	54,325,494
Hopewell Holdings Ltd.	1,132,000	3,042,403
Hutchison Whampoa Ltd.	7,952,000	76,519,197
Hysan Development Co. Ltd.	1,200,000	5,437,143
Kerry Properties Ltd.	2,266,000	10,354,768
Li & Fung Ltd.(c)	20,376,400	43,601,333
Lifestyle International Holdings Ltd.	805,500	1,889,736
Link REIT (The)(c)	7,358,000	30,635,610
MTR Corp. Ltd.	6,226,000	22,150,443
New World Development Co. Ltd.	13,584,599	16,933,141
NWS Holdings Ltd.	5,084,000	7,680,639
Orient Overseas International Ltd.	1,136,000	7,761,013
PCCW Ltd.	6,935,000	2,583,500
Power Assets Holdings Ltd.	5,680,000	42,465,921
Sands China Ltd.	7,896,400	31,045,110
Shangri-La Asia Ltd.(c)	4,908,666	10,427,613

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

Sino Land Co. Ltd.	9,056,000	15,642,474
SJM Holdings Ltd.	5,660,000	12,432,265
Sun Hung Kai Properties Ltd.	5,660,000	68,289,904
Swire Pacific Ltd. Class A	3,396,000	40,120,318
Wharf (Holdings) Ltd. (The)	6,194,912	36,972,631
Wheelock and Co. Ltd.	2,264,000	7,646,135
Wing Hang Bank Ltd.(c)	566,000	6,022,790
Wynn Macau Ltd.(c)	4,980,800	15,986,842
Yue Yuen Industrial (Holdings) Ltd.(c)	2,264,000	7,587,767

		1,067,872,238
IRELAND—0.28%
CRH PLC	2,553,792	51,765,780
Elan Corp. PLC(a)	1,822,520	25,207,445
Irish Bank Resolution Corp. Ltd.(a)(b)	3,570,811	473
Kerry Group PLC Class A	504,872	23,077,087
Ryanair Holdings PLC(a)	177,504	1,000,120

		101,050,905
ISRAEL—0.65%
Bank Hapoalim Ltd.(c)	3,607,684	13,391,729
Bank Leumi le-Israel	4,038,976	12,636,692
Bezeq The Israel Telecommunication Corp. Ltd.	6,306,372	10,534,169
Cellcom Israel Ltd.(c)	223,226	2,802,495
Delek Group Ltd. (The)	15,848	3,088,460
Elbit Systems Ltd.(c)	80,372	2,930,135
Israel Chemicals Ltd.	1,587,064	18,174,303
Israel Corp. Ltd. (The)	7,924	5,168,443
Israel Discount Bank Ltd. Class A(a)	2,559,494	3,318,510
Mizrahi Tefahot Bank Ltd.(a)	387,144	3,490,049
NICE Systems Ltd.(a)	219,608	8,314,890
Partner Communications Co. Ltd.(c)	354,316	2,650,172
Teva Pharmaceutical Industries Ltd.	3,340,532	150,926,450

		237,426,497
ITALY—2.16%
A2A SpA(c)	4,002,752	2,540,844
Assicurazioni Generali SpA	4,149,912	56,519,004
Atlantia SpA	1,105,581	16,754,686
Autogrill SpA	396,200	3,943,416
Banca Carige SpA(c)	2,039,696	2,132,715
Banca Monte dei Paschi di Siena SpA	17,453,176	6,197,769
Banco Popolare SpA	6,413,912	9,524,805
Enel Green Power SpA	5,880,740	9,495,811
Enel SpA	23,254,676	76,331,222
Eni SpA	8,518,300	189,071,571
Exor SpA	236,588	5,501,799
Fiat Industrial SpA	2,764,344	31,355,458
Fiat SpA(a)	2,856,036	13,789,825
Finmeccanica SpA(c)	1,463,676	6,288,307
Intesa Sanpaolo SpA(c)	35,875,344	54,272,839
Intesa Sanpaolo SpA RNC	3,237,520	4,323,584
Luxottica Group SpA	419,972	15,035,845
Mediaset SpA	2,613,788	6,216,682
Mediobanca SpA	1,897,232	9,265,888
Pirelli & C. SpA	916,920	11,165,020
Prysmian SpA	706,368	11,499,431
Saipem SpA	932,768	46,073,957
Snam SpA	5,532,084	26,315,224
Telecom Italia SpA(a)	33,503,804	38,069,279

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

Telecom Italia SpA RNC(a)	21,211,416	19,932,797
Tenaris SA	1,675,360	32,440,886
Terna SpA	4,221,228	15,699,484
UniCredit SpA	14,359,420	57,130,248
Unione di Banche Italiane ScpA	2,943,200	10,930,693

		787,819,089
JAPAN—21.25%
ABC-MART Inc.	18,700	680,830
Advantest Corp.	456,400	7,659,540
AEON Co. Ltd.	1,698,000	22,201,916
AEON Credit Service Co. Ltd.(c)	452,890	7,940,961
AEON Mall Co. Ltd.	339,600	7,575,022
Air Water Inc.	106,000	1,340,848
Aisin Seiki Co. Ltd.	679,200	24,192,433
Ajinomoto Co. Inc.	2,272,000	29,394,151
Alfresa Holdings Corp.	113,200	5,238,575
All Nippon Airways Co. Ltd.(c)	2,675,000	7,839,564
Amada Co. Ltd.	2,272,000	15,536,502
Aozora Bank Ltd.	3,396,000	8,761,676
Asahi Glass Co. Ltd.	3,811,000	30,213,075
Asahi Group Holdings Ltd.	1,245,200	28,118,174
Asahi Kasei Corp.	4,544,000	28,227,491
ASICS Corp.	191,200	2,076,153
Astellas Pharma Inc.	1,471,690	59,811,310
Bank of Kyoto Ltd. (The)	2,264,000	19,253,003
Bank of Yokohama Ltd. (The)	4,565,000	22,240,403
Benesse Holdings Inc.	340,800	16,902,348
Bridgestone Corp.	2,150,800	51,315,349
Brother Industries Ltd.	679,200	9,204,013
Canon Inc.	3,962,000	182,109,587
Casio Computer Co. Ltd.(a)(c)	684,600	4,587,150
Central Japan Railway Co.	5,680	47,235,519
Chiba Bank Ltd. (The)	3,396,000	20,713,282
Chiyoda Corp.	283,000	3,434,492
Chubu Electric Power Co. Inc.	2,377,200	38,942,671
Chugai Pharmaceutical Co. Ltd.	792,400	14,330,586
Chugoku Bank Ltd. (The)	16,000	202,793
Chugoku Electric Power Co. Inc. (The)	905,600	15,572,532
Citizen Holdings Co. Ltd.	792,400	4,991,887
Coca-Cola West Co. Ltd.	398,400	7,225,039
Cosmo Oil Co. Ltd.	1,132,000	3,147,398
Credit Saison Co. Ltd.	452,800	9,776,783
Dai Nippon Printing Co. Ltd.	2,272,000	20,288,509
Dai-ichi Life Insurance Co. Ltd. (The)	29,432	37,303,756
Daicel Corp.	1,136,000	7,227,603
Daido Steel Co. Ltd.	1,499,000	9,368,163
Daihatsu Motor Co. Ltd.	469,000	8,916,551
Daiichi Sankyo Co. Ltd.	2,150,895	37,013,335
Daikin Industries Ltd.	792,400	21,079,061
Dainippon Sumitomo Pharma Co. Ltd.	147,300	1,479,549
Daito Trust Construction Co. Ltd.	339,600	30,665,865
Daiwa House Industry Co. Ltd.	2,264,000	29,319,006
Daiwa Securities Group Inc.	5,680,000	21,625,900
Dena Co. Ltd.	341,100	10,692,884
Denki Kagaku Kogyo K.K.	1,132,000	4,423,370
Denso Corp.	1,584,800	51,784,623
Dentsu Inc.	679,200	20,951,463
East Japan Railway Co.	1,245,200	77,664,174
Eisai Co. Ltd.	905,600	35,386,962
Electric Power Development Co. Ltd.	568,000	15,764,143
FamilyMart Co. Ltd.	340,800	15,195,040

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

FANUC Corp.	706,000	120,164,569
Fast Retailing Co. Ltd.	226,400	50,840,403
Fuji Electric Holdings Co. Ltd.	2,264,000	6,067,957
Fuji Heavy Industries Ltd.	2,264,000	17,381,577
FUJIFILM Holdings Corp.	1,584,800	33,881,315
Fujitsu Ltd.	6,792,000	33,175,277
Fukuoka Financial Group Inc.	3,401,000	14,226,739
Furukawa Electric Co. Ltd.	2,272,000	6,203,219
Gree Inc.(c)	339,600	9,148,721
GS Yuasa Corp.(c)	1,132,000	5,869,472
Gunma Bank Ltd. (The)	2,272,000	11,552,784
Hachijuni Bank Ltd. (The)	1,132,000	6,181,376
Hakuhodo DY Holdings Inc.	60,800	3,814,992
Hamamatsu Photonics K.K.	226,400	9,059,403
Hino Motors Ltd.	1,136,000	8,109,713
Hirose Electric Co. Ltd.	114,100	12,018,047
Hiroshima Bank Ltd. (The)	3,396,000	13,823,032
Hisamitsu Pharmaceutical Co. Inc.	113,200	5,047,179
Hitachi Chemical Co. Ltd.	226,400	4,227,721
Hitachi Construction Machinery Co. Ltd.(c)	340,800	7,456,667
Hitachi High-Technologies Corp.	226,400	5,719,191
Hitachi Ltd.	15,848,000	101,624,097
Hitachi Metals Ltd.	220,000	2,760,849
Hokkaido Electric Power Co. Inc.	367,200	5,169,175
Hokuhoku Financial Group Inc.	5,660,000	9,924,228
Hokuriku Electric Power Co.	371,700	6,363,754
Honda Motor Co. Ltd.	5,660,000	205,289,749
Hoya Corp.	1,471,600	33,912,506
IBIDEN Co. Ltd.	343,500	7,094,139
Idemitsu Kosan Co. Ltd.	113,800	10,518,429
IHI Corp.	4,528,000	11,001,716
INPEX Corp.	7,924	52,598,409
Isetan Mitsukoshi Holdings Ltd.	1,132,000	12,391,108
Isuzu Motors Ltd.	4,528,000	26,029,833
ITOCHU Corp.	4,867,600	55,232,583
Itochu Techno-Solutions Corp.	227,200	10,371,896
Iyo Bank Ltd. (The)	107,000	889,824
J. Front Retailing Co. Ltd.	2,264,600	11,685,330
Japan Petroleum Exploration Co. Ltd.	113,200	5,196,042
Japan Prime Realty Investment Corp.	1,132	3,259,400
Japan Real Estate Investment Corp.	1,224	10,853,429
Japan Retail Fund Investment Corp.	3,596	5,742,251
Japan Steel Works Ltd. (The)	1,134,000	6,930,828
Japan Tobacco Inc.	16,090	89,372,096
JFE Holdings Inc.	1,471,675	27,850,221
JGC Corp.	1,136,000	32,894,132
Joyo Bank Ltd. (The)	3,408,000	14,938,944
JS Group Corp.	1,019,780	20,090,349
JSR Corp.	597,300	11,864,460
JTEKT Corp.	566,000	6,259,353
Jupiter Telecommunications Co. Ltd.	5,660	5,997,069
JX Holdings Inc.	7,244,800	41,103,318
Kajima Corp.	3,396,000	9,697,389
Kamigumi Co. Ltd.	1,136,000	9,148,325
Kaneka Corp.	1,132,000	7,032,025
Kansai Electric Power Co. Inc. (The)	2,490,400	36,118,520
Kansai Paint Co. Ltd.	201,000	2,169,979
Kao Corp.	1,698,000	45,658,538
Kawasaki Heavy Industries Ltd.	4,528,000	13,723,790
Kawasaki Kisen Kaisha Ltd.(a)(c)	2,282,000	4,858,664
KDDI Corp.	10,188	66,988,540
Keikyu Corp.	2,272,000	19,520,220
Keio Corp.	2,272,000	16,447,066

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

Keisei Electric Railway Co. Ltd.	506,000	3,916,438
Keyence Corp.	155,023	36,811,774
Kikkoman Corp.	1,136,000	13,359,684
Kinden Corp.	1,136,000	7,896,299
Kintetsu Corp.(c)	6,840,000	24,157,806
Kirin Holdings Co. Ltd.	3,408,000	43,621,717
Kobe Steel Ltd.	9,096,000	13,100,883
Koito Manufacturing Co. Ltd.	47,000	729,914
Komatsu Ltd.	3,282,800	95,180,437
Konami Corp.	339,600	9,910,051
Konica Minolta Holdings Inc.	1,698,000	13,908,097
Kubota Corp.	4,544,000	44,162,365
Kuraray Co. Ltd.	1,132,000	16,219,024
Kurita Water Industries Ltd.	454,600	11,165,015
Kyocera Corp.	566,000	55,717,453
Kyowa Hakko Kirin Co. Ltd.	1,132,000	11,951,606
Kyushu Electric Power Co. Inc.	1,358,400	18,050,753
Lawson Inc.	340,800	22,579,147
Makita Corp.	455,200	17,616,231
Marubeni Corp.	5,660,000	39,555,138
Marui Group Co. Ltd.	679,200	5,410,122
Maruichi Steel Tube Ltd.	113,200	2,500,906
Mazda Motor Corp.(a)	9,072,000	14,884,238
McDonald’s Holdings Co. (Japan) Ltd.	170,700	4,848,739
Medipal Holdings Corp.	163,000	2,070,036
Meiji Holdings Co. Ltd.	263,852	11,714,639
Miraca Holdings Inc.	226,400	8,945,983
Mitsubishi Chemical Holdings Corp.	4,528,000	23,931,567
Mitsubishi Corp.	4,754,400	103,787,578
Mitsubishi Electric Corp.	7,201,000	63,762,377
Mitsubishi Estate Co. Ltd.	4,533,000	80,844,035
Mitsubishi Gas Chemical Co. Inc.	2,264,000	14,914,697
Mitsubishi Heavy Industries Ltd.	10,188,000	46,445,388
Mitsubishi Materials Corp.	4,528,000	13,610,370
Mitsubishi Motors Corp.(a)	13,620,000	15,352,245
Mitsubishi Tanabe Pharma Corp.	905,600	12,612,276
Mitsubishi UFJ Financial Group Inc.	43,242,480	209,591,581
Mitsubishi UFJ Lease & Finance Co. Ltd.	203,760	8,497,975
Mitsui & Co. Ltd.	5,886,400	92,448,439
Mitsui Chemicals Inc.	2,887,000	8,352,395
Mitsui Fudosan Co. Ltd.	3,396,000	62,820,364
Mitsui O.S.K. Lines Ltd.	3,429,000	13,399,061
Mizuho Financial Group Inc.	76,410,060	121,536,447
MS&AD Insurance Group Holdings Inc.	1,924,488	35,744,451
Murata Manufacturing Co. Ltd.	795,600	45,785,985
Nabtesco Corp.	339,600	7,324,080
Namco Bandai Holdings Inc.	679,200	9,765,441
NEC Corp.(a)	9,282,000	16,856,284
NGK Insulators Ltd.	1,132,000	14,248,356
NGK Spark Plug Co. Ltd.	524,000	7,520,872
NHK Spring Co. Ltd.	113,200	1,190,907
Nidec Corp.	454,400	40,975,390
Nikon Corp.	1,245,200	37,319,351
Nintendo Co. Ltd.	341,500	46,619,701
Nippon Building Fund Inc.	2,264	21,578,108
Nippon Electric Glass Co. Ltd.	1,267,500	10,350,178
Nippon Express Co. Ltd.	3,408,000	12,932,857
Nippon Meat Packers Inc.	1,136,000	14,583,255
Nippon Paper Group Inc.(c)	340,500	6,823,220
Nippon Sheet Glass Co. Ltd.(c)	2,282,000	2,972,359
Nippon Steel Corp.	18,201,000	45,818,786
Nippon Telegraph and Telephone Corp.	1,584,800	71,950,654
Nippon Yusen K.K.	4,528,000	13,496,950

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

Nishi-Nippon City Bank Ltd. (The)	3,397,000	8,976,980
Nissan Motor Co. Ltd.	8,376,800	87,707,493
Nisshin Seifun Group Inc.	1,193,200	14,615,187
Nisshin Steel Co. Ltd.	3,396,000	4,806,162
Nissin Foods Holdings Co. Ltd.	340,800	12,826,151
Nitori Holdings Co. Ltd.	113,200	10,420,440
Nitto Denko Corp.	681,600	28,255,946
NKSJ Holdings Inc.	1,302,350	26,994,668
NOK Corp.	454,800	9,472,508
Nomura Holdings Inc.	11,772,800	48,657,073
Nomura Real Estate Holdings Inc.	226,400	3,989,540
Nomura Real Estate Office Fund Inc.	76	442,132
Nomura Research Institute Ltd.	226,400	5,231,486
NSK Ltd.	2,272,000	15,764,143
NTN Corp.	2,272,000	8,678,815
NTT Data Corp.	4,544	15,838,126
NTT DoCoMo Inc.	50,940	86,893,707
NTT Urban Development Corp.	1,132	874,750
Obayashi Corp.	2,264,000	9,612,324
Odakyu Electric Railway Co. Ltd.	2,264,000	20,982,654
Oji Paper Co. Ltd.	3,408,000	15,664,550
Olympus Corp.(a)	679,200	10,718,166
Omron Corp.	792,400	16,940,658
Ono Pharmaceutical Co. Ltd.	226,400	12,816,432
Oracle Corp. Japan	113,200	4,380,838
Oriental Land Co. Ltd.	227,200	25,211,247
ORIX Corp.	328,280	31,576,059
Osaka Gas Co. Ltd.	7,952,000	32,168,527
Otsuka Corp.	4,200	338,230
Otsuka Holdings Co. Ltd.	905,600	27,334,160
Panasonic Corp.	7,358,068	57,320,036
Rakuten Inc.	22,640	25,235,895
Resona Holdings Inc.	5,999,600	25,622,939
Ricoh Co. Ltd.	2,486,000	22,541,975
Rinnai Corp.	113,200	8,293,819
Rohm Co. Ltd.	339,600	15,396,731
Sankyo Co. Ltd.	226,400	10,945,006
Sanrio Co. Ltd.(c)	113,200	4,983,380
Santen Pharmaceutical Co. Ltd.	150,600	6,290,325
SBI Holdings Inc.	48,676	3,962,603
Secom Co. Ltd.	792,400	37,712,067
Sega Sammy Holdings Inc.	679,238	14,249,153
Seiko Epson Corp.	452,800	6,101,983
Sekisui Chemical Co. Ltd.	2,272,000	20,487,695
Sekisui House Ltd.	2,272,000	21,199,073
Seven & I Holdings Co. Ltd.	2,490,480	75,576,843
Seven Bank Ltd.	1,018,800	2,526,425
Sharp Corp.	3,396,000	21,946,722
Shikoku Electric Power Co. Inc.	469,000	12,117,816
Shimadzu Corp.	326,000	2,923,364
Shimamura Co. Ltd.	113,200	12,858,964
Shimano Inc.	340,800	22,451,099
Shimizu Corp.	2,264,000	8,619,901
Shin-Etsu Chemical Co. Ltd.	1,471,600	85,518,492
Shinsei Bank Ltd.	3,396,000	4,423,370
Shionogi & Co. Ltd.	1,018,800	13,333,909
Shiseido Co. Ltd.	1,132,000	19,876,811
Shizuoka Bank Ltd. (The)	2,877,000	30,159,046
Showa Denko K.K.	4,544,000	10,186,937
Showa Shell Sekiyu K.K.	452,800	2,863,849
SMC Corp.	227,200	38,158,332
SoftBank Corp.	3,056,400	91,716,881
Sojitz Corp.	2,943,200	4,976,292

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

Sony Corp.	3,396,000	55,972,647
Sony Financial Holdings Inc.	679,800	11,136,307
Square Enix Holdings Co. Ltd.	226,400	4,440,383
Stanley Electric Co. Ltd.	597,300	9,208,796
Sumco Corp.(a)	339,600	3,649,280
Sumitomo Chemical Co. Ltd.	5,660,000	23,463,711
Sumitomo Corp.	3,622,400	51,719,406
Sumitomo Electric Industries Ltd.	2,264,000	30,878,527
Sumitomo Heavy Industries Ltd.	2,272,000	11,780,425
Sumitomo Metal Industries Ltd.	11,320,000	20,557,330
Sumitomo Metal Mining Co. Ltd.	2,264,000	29,942,814
Sumitomo Mitsui Financial Group Inc.	4,528,000	146,538,318
Sumitomo Mitsui Trust Holdings Inc.	10,711,600	31,660,562
Sumitomo Realty & Development Co. Ltd.	1,450,000	34,940,197
Sumitomo Rubber Industries Inc.	566,000	7,882,673
Suruga Bank Ltd.	1,136,000	11,382,053
Suzuken Co. Ltd.	340,840	10,330,425
Suzuki Motor Corp.	1,132,000	26,894,658
Sysmex Corp.	226,400	9,158,645
T&D Holdings Inc.	1,698,000	18,437,798
Taisei Corp.	2,264,000	5,756,052
Taisho Pharmaceutical Holdings Co. Ltd.	340,100	27,175,628
Taiyo Nippon Sanso Corp.	1,136,000	7,882,072
Takashimaya Co. Ltd.	1,232,000	9,381,376
Takeda Pharmaceutical Co. Ltd.	2,603,600	113,639,502
TDK Corp.	452,800	23,931,567
Teijin Ltd.	3,408,000	11,524,328
Terumo Corp.	681,600	31,371,783
THK Co. Ltd.	339,600	6,822,198
Tobu Railway Co. Ltd.	3,408,000	17,371,858
Toho Co. Ltd.	679,200	12,215,307
Toho Gas Co. Ltd.	1,132,000	6,833,540
Tohoku Electric Power Co. Inc.(a)	1,489,300	15,649,354
Tokio Marine Holdings Inc.	2,377,200	61,301,958
Tokyo Electric Power Co. Inc. (The)(a)	4,867,600	12,192,623
Tokyo Electron Ltd.	566,000	31,580,312
Tokyo Gas Co. Ltd.	7,924,000	38,307,521
Tokyu Corp.	4,544,000	21,284,439
Tokyu Land Corp.	2,272,000	11,040,591
TonenGeneral Sekiyu K.K.	1,132,000	10,633,102
Toppan Printing Co. Ltd.	2,272,000	15,451,137
Toray Industries Inc.	5,680,000	43,892,041
Toshiba Corp.	14,716,000	60,637,034
Tosoh Corp.	2,272,000	6,345,494
TOTO Ltd.	1,140,000	8,452,377
Toyo Seikan Kaisha Ltd.	679,200	9,118,948
Toyo Suisan Kaisha Ltd.	136,000	3,491,765
Toyoda Gosei Co. Ltd.	340,800	7,017,036
Toyota Boshoku Corp.	113,200	1,399,316
Toyota Industries Corp.	792,400	22,557,771
Toyota Motor Corp.	9,735,200	402,966,197
Toyota Tsusho Corp.	795,200	15,865,159
Trend Micro Inc.	452,800	13,803,184
Tsumura & Co.	226,400	6,048,108
Ube Industries Ltd.	4,544,000	11,666,604
Unicharm Corp.	452,800	25,292,604
Ushio Inc.	339,600	4,461,649
USS Co. Ltd.	90,560	9,221,026
West Japan Railway Co.	682,000	28,058,989
Yahoo! Japan Corp.	41,884	12,594,838
Yakult Honsha Co. Ltd.	339,600	12,538,553
Yamada Denki Co. Ltd.	249,040	16,219,024
Yamaguchi Financial Group Inc.	1,142,000	9,840,266

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

Yamaha Corp.	710,300	6,929,973
Yamaha Motor Co. Ltd.	905,600	12,192,623
Yamato Holdings Co. Ltd.	1,358,400	21,045,035
Yamato Kogyo Co. Ltd.	113,200	3,238,134
Yamazaki Baking Co. Ltd.	55,000	814,891
Yaskawa Electric Corp.	1,136,000	9,945,069
Yokogawa Electric Corp.	679,200	6,567,004

		7,752,742,215
NETHERLANDS—2.36%
AEGON NV(a)	6,306,372	29,121,973
Akzo Nobel NV	834,284	44,704,197
ASML Holding NV	1,545,180	78,614,507
Corio NV	196,968	8,814,163
Delta Lloyd NV	426,764	7,193,280
Fugro NV CVA	245,644	17,901,219
Heineken Holding NV	413,180	19,129,311
Heineken NV	912,392	49,891,834
ING Groep NV CVA(a)	13,640,600	96,173,719
Koninklijke Ahold NV	4,067,276	51,582,222
Koninklijke DSM NV	545,624	31,280,380
Koninklijke KPN NV	5,296,628	47,537,184
Koninklijke Philips Electronics NV(a)	3,571,460	70,905,070
Randstad Holding NV	421,104	14,580,330
Reed Elsevier NV	2,393,048	28,217,635
Royal Boskalis Westminster NV CVA	241,116	8,795,195
Royal Vopak NV	227,532	14,664,494
SBM Offshore NV	608,916	11,061,397
TNT Express NV	1,245,200	15,096,450
Unilever NV CVA	5,740,372	196,551,655
Wolters Kluwer NV	1,099,172	18,970,706

		860,786,921
NEW ZEALAND—0.12%
Auckland International Airport Ltd.	3,090,360	6,396,795
Contact Energy Ltd.(a)	676,243	2,683,350
Fletcher Building Ltd.	2,415,688	12,372,231
SKYCITY Entertainment Group Ltd.	2,024,016	6,358,842
Telecom Corp. of New Zealand Ltd.	6,988,930	15,038,319

		42,849,537
NORWAY—0.95%
Aker Solutions ASA	610,148	10,358,462
DNB ASA	3,472,976	37,407,389
Gjensidige Forsikring ASA	696,180	7,838,838
Norsk Hydro ASA	3,191,108	15,508,907
Orkla ASA	2,682,840	19,689,194
Seadrill Ltd.	1,162,564	44,953,246
Statoil ASA	3,948,416	105,321,421
Subsea 7 SA(a)	989,368	25,613,532
Telenor ASA	2,563,980	47,086,979
Yara International ASA	678,068	33,226,616

		347,004,584
PORTUGAL—0.19%
Banco Espirito Santo SA Registered(a)(c)	2,593,412	2,196,806
CIMPOR-Cimentos de Portugal SGPS SA	415,444	3,035,231
EDP Renovaveis SA(a)(c)	962,200	4,098,186
Energias de Portugal SA	6,831,620	19,530,695

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

Galp Energia SGPS SA Class B	783,344	12,327,489
Jeronimo Martins SGPS SA	738,064	13,822,630
Portugal Telecom SGPS SA Registered(c)	2,376,068	12,786,936

		67,797,973
SINGAPORE—1.83%
Ascendas REIT(c)	5,660,000	9,514,912
CapitaLand Ltd.	7,924,000	18,828,546
CapitaMall Trust Management Ltd.	5,660,000	8,234,058
CapitaMalls Asia Ltd.(c)	4,528,000	5,635,755
City Developments Ltd.	2,264,000	18,554,077
ComfortDelGro Corp. Ltd.	10,188,000	12,598,109
COSCO Corp. (Singapore) Ltd.(c)	2,264,000	1,893,833
DBS Group Holdings Ltd.	6,842,000	77,195,765
Fraser and Neave Ltd.	4,528,150	25,764,306
Genting Singapore PLC(a)	20,376,000	28,489,841
Global Logistic Properties Ltd.(a)	5,660,000	9,423,422
Golden Agri-Resources Ltd.	19,244,194	11,431,732
Hutchison Port Holdings Trust	16,980,000	12,819,900
Jardine Cycle & Carriage Ltd.(c)	120,000	4,574,800
Keppel Corp. Ltd.	4,980,000	44,475,067
Keppel Land Ltd.(c)	1,132,000	2,900,218
Neptune Orient Lines Ltd.(a)	2,264,000	2,259,792
Noble Group Ltd.	11,320,727	10,796,458
Olam International Ltd.(c)	4,576,000	8,395,312
Oversea-Chinese Banking Corp. Ltd.(c)	10,188,200	73,778,608
SembCorp Industries Ltd.	2,264,000	9,240,443
SembCorp Marine Ltd.(c)	1,782,000	7,316,382
Singapore Airlines Ltd.(c)	2,264,200	19,580,490
Singapore Exchange Ltd.	3,402,000	18,421,886
Singapore Press Holdings Ltd.(c)	7,615,750	24,435,891
Singapore Technologies Engineering Ltd.	7,924,000	19,276,845
Singapore Telecommunications Ltd.	26,036,285	65,653,608
StarHub Ltd.	138,000	355,791
United Overseas Bank Ltd.	4,528,000	70,446,941
UOL Group Ltd.	3,657,000	13,359,444
Wilmar International Ltd.(c)	6,792,000	26,733,242
Yangzijiang Shipbuilding (Holdings) Ltd.(c)	4,655,000	4,439,425

		666,824,899
SPAIN—2.51%
Abertis Infraestructuras SA	1,321,044	20,439,583
Acciona SA(c)	90,560	5,561,534
Acerinox SA(c)	336,204	4,086,276
Actividades de Construcciones y Servicios SA(c)	504,872	9,254,891
Amadeus IT Holding SA Class A	1,103,700	22,554,779
Banco Bilbao Vizcaya Argentaria SA	16,130,982	109,013,895
Banco de Sabadell SA(c)	7,344,170	17,341,147
Banco Popular Espanol SA(c)	3,587,282	11,466,289
Banco Santander SA	29,111,671	181,865,103
Bankia SA(a)(c)	3,016,780	10,353,481
Bankinter SA(c)	784,010	3,487,630
CaixaBank(c)	2,860,564	9,859,000
Distribuidora Internacional de Alimentacion SA(a)	1,976,472	9,469,771
Enagas SA	638,448	11,217,609
Ferrovial SA	1,306,328	14,544,264
Fomento de Construcciones y Contratas SA(c)	179,988	3,074,269
Gas Natural SDG SA	1,197,656	16,675,854
Grifols SA(a)(c)	465,252	11,715,293
Iberdrola SA	13,950,091	64,936,615
Indra Sistemas SA(c)	322,620	3,346,854

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

Industria de Diseno Textil SA	769,760	69,228,519
International Consolidated Airlines Group SA(a)	3,665,416	10,527,451
Mapfre SA	2,782,456	8,039,375
Red Electrica Corporacion SA	387,907	16,886,192
Repsol YPF SA	2,793,776	53,431,783
Telefonica SA	14,559,784	212,169,274
Zardoya Otis SA(c)	504,362	6,174,820

		916,721,551
SWEDEN—3.14%
Alfa Laval AB	1,162,564	23,170,529
Assa Abloy AB Class B	1,095,776	31,927,911
Atlas Copco AB Class A	2,287,772	54,443,621
Atlas Copco AB Class B	1,461,412	30,670,013
Boliden AB	955,408	15,290,280
Electrolux AB Class B	875,036	19,535,336
Getinge AB Class B	718,820	19,287,279
Hennes & Mauritz AB Class B(a)	3,616,740	124,209,697
Hexagon AB Class B	962,200	19,534,949
Holmen AB Class B	173,196	4,598,226
Husqvarna AB Class B	1,710,452	9,840,375
Industrivarden AB Class C	422,236	6,449,707
Investment AB Kinnevik Class B	706,368	14,361,963
Investor AB Class B	1,614,232	32,172,516
Lundin Petroleum AB(a)	778,816	15,487,473
Millicom International Cellular SA SDR	268,284	28,490,972
Modern Times Group MTG AB Class B	184,477	8,966,822
Nordea Bank AB	9,288,060	82,335,201
Ratos AB Class B	700,708	8,202,119
Sandvik AB	3,569,196	56,537,199
Scania AB Class B	1,145,584	23,411,431
Securitas AB Class B	1,111,624	10,184,809
Skandinaviska Enskilda Banken AB Class A	5,041,928	34,016,057
Skanska AB Class B	1,385,568	22,545,478
SKF AB Class B	1,374,248	32,601,688
SSAB AB Class A	580,716	5,925,189
Svenska Cellulosa AB Class B	2,017,224	31,953,469
Svenska Handelsbanken AB Class A	1,728,564	55,996,079
Swedbank AB Class A	2,895,656	47,935,406
Swedish Match AB	747,120	30,358,851
Tele2 AB Class B	1,102,568	21,007,230
Telefonaktiebolaget LM Ericsson Class B(a)	10,653,252	105,528,729
TeliaSonera AB	7,770,973	51,930,930
Volvo AB Class B	4,930,992	68,354,088

		1,147,261,622
SWITZERLAND—8.42%
ABB Ltd. Registered(a)	7,750,804	141,241,997
Actelion Ltd. Registered(a)	395,068	16,714,164
Adecco SA Registered(a)	474,308	23,097,464
Aryzta AG(a)	311,300	15,673,894
Baloise Holding AG Registered	184,516	14,281,109
Barry Callebaut AG Registered(a)	6,792	6,536,453
Compagnie Financiere Richemont SA Class A Bearer	1,862,140	115,095,085
Credit Suisse Group AG Registered	4,080,860	97,609,729
GAM Holding AG(a)	719,952	9,240,832
Geberit AG Registered(a)	140,368	29,677,320
Givaudan SA Registered(a)	30,564	29,666,594
Holcim Ltd. Registered(a)	875,036	54,469,822
Julius Baer Group Ltd.(a)	731,272	27,997,248
Kuehne & Nagel International AG Registered	184,516	22,422,867

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

Lindt & Spruengli AG Participation Certificates	2,535	8,267,063
Lindt & Spruengli AG Registered	60	2,350,686
Lonza Group AG Registered(a)	185,648	8,371,699
Nestle SA Registered	11,673,184	715,065,312
Novartis AG Registered	8,274,920	456,298,954
Pargesa Holding SA Bearer	70,184	4,697,491
Partners Group Holding AG	44,148	8,400,110
Roche Holding AG Genusschein	2,493,796	455,540,546
Schindler Holding AG Participation Certificates	213,948	27,673,107
Schindler Holding AG Registered	22,640	2,893,450
SGS SA Registered	19,244	37,167,115
Sika AG Bearer	5,660	11,991,605
Sonova Holding AG Registered(a)	175,460	19,369,903
Straumann Holding AG Registered	30,564	5,071,270
Sulzer AG Registered	83,768	12,043,986
Swatch Group AG (The) Bearer	105,276	48,552,342
Swatch Group AG (The) Registered	182,252	14,537,591
Swiss Life Holding AG Registered(a)	112,068	11,464,236
Swiss Re AG(a)	1,233,880	77,351,151
Swisscom AG Registered	87,164	32,468,626
Syngenta AG Registered	336,204	118,050,146
Synthes Inc.(d)	232,060	40,012,549
Transocean Ltd.	1,227,088	61,242,865
UBS AG Registered(a)	12,976,116	161,978,069
Zurich Insurance Group AG Registered(a)	524,116	128,192,312

		3,072,776,762
UNITED KINGDOM—22.95%
3i Group PLC	3,519,388	10,921,293
Admiral Group PLC	701,840	13,801,569
Aggreko PLC	924,844	33,805,720
AMEC PLC	1,159,168	21,364,290
Anglo American PLC	4,688,744	180,295,310
Antofagasta PLC	1,371,984	26,311,473
ARM Holdings PLC	4,808,736	40,917,438
Associated British Foods PLC	1,232,748	24,401,933
AstraZeneca PLC	4,626,484	202,805,910
Aviva PLC	10,509,488	52,579,865
Babcock International Group PLC	1,238,408	16,711,329
BAE Systems PLC	11,839,588	56,754,350
Balfour Beatty PLC	2,361,352	10,008,004
Barclays PLC	41,115,372	145,715,143
BG Group PLC	12,004,860	282,761,999
BHP Billiton PLC	7,437,240	238,459,783
BP PLC	67,134,392	485,122,348
British American Tobacco PLC	6,964,064	357,238,774
British Land Co. PLC	2,822,076	22,427,398
British Sky Broadcasting Group PLC	4,032,184	44,393,179
BT Group PLC	27,635,516	94,598,532
Bunzl PLC	1,127,472	18,729,562
Burberry Group PLC	1,546,312	37,288,060
Capita PLC	2,157,592	23,228,922
Capital Shopping Centres Group PLC	1,902,892	10,042,543
Carnival PLC	649,768	21,134,184
Centrica PLC	18,228,596	90,844,015
Cobham PLC	3,873,704	14,247,572
Compass Group PLC	6,643,708	69,477,249
Diageo PLC	8,829,600	222,381,696
Essar Energy PLC(a)(c)	1,284,820	3,056,512
Eurasian Natural Resources Corp.	904,468	8,217,496
Experian PLC	3,510,332	55,434,995
Fresnillo PLC	611,280	15,484,992

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

G4S PLC	4,951,368	22,480,635
GKN PLC	5,844,516	19,332,401
GlaxoSmithKline PLC	17,948,992	415,337,495
Glencore International PLC(c)	4,899,343	33,859,900
Hammerson PLC	2,368,144	16,058,864
HSBC Holdings PLC	63,216,540	569,833,740
ICAP PLC	1,956,096	12,060,824
Imperial Tobacco Group PLC	3,574,856	143,036,036
Inmarsat PLC	1,631,212	11,649,622
InterContinental Hotels Group PLC	1,023,328	24,377,613
International Power PLC	5,421,148	36,709,082
Intertek Group PLC	555,812	22,699,282
Invensys PLC	2,862,828	10,324,999
Investec PLC	1,944,776	11,217,311
ITV PLC	13,345,148	18,138,237
J Sainsbury PLC	4,299,336	21,495,982
Johnson Matthey PLC	761,836	28,626,685
Kazakhmys PLC	759,572	10,619,848
Kingfisher PLC	8,397,176	39,611,894
Land Securities Group PLC	2,668,124	31,519,928
Legal & General Group PLC	20,903,512	39,918,369
Lloyds Banking Group PLC(a)	146,415,144	73,728,259
London Stock Exchange Group PLC	515,060	9,099,823
Lonmin PLC	558,076	9,442,941
Man Group PLC	6,716,156	11,287,749
Marks & Spencer Group PLC	5,641,888	32,706,863
Meggitt PLC	2,678,312	17,766,400
National Grid PLC	12,637,648	136,571,640
Next PLC	611,280	29,074,066
Old Mutual PLC	17,419,924	41,808,723
Pearson PLC	2,861,696	53,904,832
Petrofac Ltd.	906,732	25,546,101
Prudential PLC	9,043,548	110,801,159
Randgold Resources Ltd.	316,960	27,922,250
Reckitt Benckiser Group PLC	2,196,080	127,916,257
Reed Elsevier PLC	4,240,472	35,118,066
Resolution Ltd.	5,057,776	18,380,862
Rexam PLC	3,054,136	21,325,687
Rio Tinto PLC	4,840,432	269,799,338
Rolls-Royce Holdings PLC(a)	6,581,448	88,009,848
Royal Bank of Scotland Group PLC(a)	63,699,904	25,104,684
Royal Dutch Shell PLC Class A	12,974,984	462,052,871
Royal Dutch Shell PLC Class B	9,343,528	340,850,178
RSA Insurance Group PLC	12,621,800	21,520,720
SABMiller PLC	3,367,700	141,555,835
Sage Group PLC (The)	4,692,140	21,798,923
Schroders PLC	396,200	9,122,984
SEGRO PLC	2,554,924	9,173,033
Serco Group PLC	1,707,056	15,038,126
Severn Trent PLC	842,208	23,112,785
Shire PLC	1,981,000	64,658,667
Smith & Nephew PLC	3,174,128	31,260,898
Smiths Group PLC	1,381,040	23,995,856
SSE PLC	3,309,968	71,002,366
Standard Chartered PLC	8,420,948	205,935,950
Standard Life PLC	8,384,724	30,444,355
Tate & Lyle PLC	1,622,156	18,188,736
Tesco PLC	28,301,132	145,843,984
TUI Travel PLC	1,789,692	5,550,829
Tullow Oil PLC	3,200,164	79,715,689
Unilever PLC	4,525,736	154,552,025
United Utilities Group PLC	2,447,384	24,580,348
Vedanta Resources PLC	443,744	8,769,388

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

Vodafone Group PLC	178,012,660	492,857,629
Weir Group PLC (The)	738,064	20,434,528
Whitbread PLC	613,544	19,198,780
Wm Morrison Supermarkets PLC	7,614,964	34,697,783
Wolseley PLC	1,001,820	38,116,077
WPP PLC	4,469,136	60,488,858
Xstrata PLC	7,582,732	144,988,258

		8,374,694,192

TOTAL COMMON STOCKS
(Cost: $39,022,878,236)		35,890,623,245

PREFERRED STOCKS—0.54%

GERMANY—0.54%
Bayerische Motoren Werke AG	135,840	8,450,176
Henkel AG & Co. KGaA	618,072	45,974,353
Porsche Automobil Holding SE	552,416	33,716,983
ProSiebenSat.1 Media AG	283,000	7,184,148
RWE AG NVS	110,936	4,385,791
Volkswagen AG	515,060	97,552,341

		197,263,792
UNITED KINGDOM—0.00%
Rolls-Royce Holdings PLC Class C	697,633,488	1,132,853

		1,132,853

TOTAL PREFERRED STOCKS
(Cost: $134,649,829)		198,396,645

RIGHTS—0.03%

PORTUGAL—0.00%
Banco Espirito Santo SA Registered(a)(c)	2,636,941	1,496,390

		1,496,390
SPAIN—0.03%
Banco Bilbao Vizcaya Argentaria SA(a)	16,762,013	2,418,204
Banco Santander SA(a)	30,940,846	8,231,301

		10,649,505

TOTAL RIGHTS
(Cost: $15,936,553)		12,145,895

SHORT-TERM INVESTMENTS—1.29%

MONEY MARKET FUNDS—1.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(e)(f)(g)	433,866,436	433,866,436
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(e)(f)(g)	31,538,642	31,538,642

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(e)(f)	3,380,120	3,380,120

		468,785,198

TOTAL SHORT-TERM INVESTMENTS
(Cost: $468,785,198)		468,785,198

TOTAL INVESTMENTS IN SECURITIES—100.23%
(Cost: $39,642,249,816)		36,569,950,983
Other Assets, Less Liabilities—(0.23)%		(83,205,655)

NET ASSETS—100.00%		$36,486,745,328

FDR	- Fiduciary Depositary Receipts
NVS	- Non-Voting Shares
SDR	- Swedish Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of April 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
344	ASX SPI 200 Index (June 2012)	Sydney Futures	$39,366,459	$455,824
3,429	Euro STOXX 50 (June 2012)	Eurex	102,523,625	375,187
1,119	FTSE 100 Index (June 2012)	NYSE LIFFE London	103,846,660	1,004,750
772	TOPIX Index (June 2012)	Tokyo Stock	77,591,584	(744,693)

			$323,328,328	$1,091,068

As of April 30, 2012, the Fund has pledged, to brokers, foreign currency with a total value of $18,774,528 for initial margin requirements on outstanding futures contracts. See Note 4.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—98.48%

AUSTRALIA—8.18%
Alumina Ltd.	560,634	$677,032
APA Group	44,043	239,342
Asciano Group	225,515	1,110,473
BHP Billiton Ltd.	747,194	27,653,138
Brambles Ltd.	343,493	2,585,399
Campbell Brothers Ltd.	15,688	1,119,884
Coca-Cola Amatil Ltd.	130,433	1,690,551
Cochlear Ltd.	13,515	923,681
Computershare Ltd.	102,131	894,180
Crown Ltd.	108,650	1,029,301
CSL Ltd.	120,257	4,589,594
Fortescue Metals Group Ltd.	286,518	1,682,296
Iluka Resources Ltd.	97,414	1,724,018
Incitec Pivot Ltd.	377,307	1,284,441
Insurance Australia Group Ltd.	481,611	1,774,889
James Hardie Industries SE	102,979	802,975
Leighton Holdings Ltd.	12,773	273,792
Lynas Corp. Ltd.(a)	409,531	479,635
Newcrest Mining Ltd.	178,716	4,893,174
Orica Ltd.	84,959	2,376,558
Origin Energy Ltd.	248,994	3,437,192
QR National Ltd.	402,588	1,525,575
Ramsay Health Care Ltd.	31,323	653,154
Rio Tinto Ltd.	100,753	6,959,377
Santos Ltd.	221,699	3,235,811
Sims Metal Management Ltd.	20,299	300,501
Suncorp Group Ltd.	107,219	908,589
Transurban Group	308,778	1,886,930
Wesfarmers Ltd.	234,313	7,386,245
Westfield Retail Trust	457,602	1,295,771
Whitehaven Coal Ltd.	103,403	572,686
Woodside Petroleum Ltd.	149,937	5,450,728
Woolworths Ltd.	282,437	7,627,162
WorleyParsons Ltd.	44,944	1,321,787

		100,365,861
AUSTRIA—0.07%
Erste Group Bank AG	19,292	444,163
Verbund AG	15,052	421,252

		865,415
BELGIUM—1.37%
Ageas	180,147	327,846
Anheuser-Busch InBev NV	186,401	13,433,413
Bekaert NV	5,035	149,142
Colruyt SA	17,490	716,458
UCB SA(b)	15,158	707,900
Umicore	26,977	1,463,743

		16,798,502
DENMARK—2.02%
Carlsberg A/S Class B	24,963	2,151,405
Coloplast A/S Class B	5,459	1,010,108

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2012

Danske Bank A/S(a)	151,580	2,460,911
DSV A/S	46,958	1,069,401
Novo Nordisk A/S Class B	99,163	14,625,993
Novozymes A/S Class B	53,999	1,416,134
TDC A/S	104,198	747,112
TrygVesta A/S	5,936	331,095
Vestas Wind Systems A/S(a)(b)	46,592	411,246
William Demant Holding A/S(a)	5,459	515,252

		24,738,657
FINLAND—0.67%
Fortum OYJ	103,297	2,221,679
Kone OYJ Class B	36,305	2,246,406
Metso OYJ	10,388	445,469
Neste Oil OYJ	29,680	350,797
Nokian Renkaat OYJ	25,392	1,204,159
Pohjola Bank PLC Class A	16,059	172,802
Wartsila OYJ Abp	38,849	1,572,380

		8,213,692
FRANCE—7.69%
Accor SA	34,185	1,180,682
Aeroports de Paris	8,025	675,102
Alcatel-Lucent(a)(b)	535,247	824,608
ALSTOM	47,594	1,699,552
Arkema SA	6,731	596,089
AtoS	11,342	730,394
Bureau Veritas SA	12,614	1,123,758
Cap Gemini SA	17,172	670,249
Casino Guichard-Perrachon SA(a)	12,826	1,259,438
Christian Dior SA	12,826	1,932,700
Compagnie de Saint-Gobain	93,174	3,902,474
Compagnie Generale de Geophysique-Veritas(a)	33,549	955,125
Danone SA	135,256	9,514,808
Dassault Systemes SA	13,992	1,357,821
Edenred SA	36,358	1,161,175
Eiffage SA	3,286	111,687
Essilor International SA	47,011	4,140,211
European Aeronautic Defence and Space Co. NV	95,241	3,759,626
Eutelsat Communications	30,581	1,088,385
Groupe Eurotunnel SA Registered	126,564	1,064,885
Icade(a)	5,671	478,348
Iliad SA	4,452	573,040
Imerys SA	7,844	445,800
JCDecaux SA(a)	15,264	433,044
L’Air Liquide SA	66,303	8,527,184
L’Oreal SA	56,074	6,745,558
Legrand SA	51,463	1,736,903
LVMH Moet Hennessy Louis Vuitton SA	58,883	9,753,512
Pernod Ricard SA	45,792	4,752,272
Publicis Groupe SA	33,655	1,735,437
Safran SA	38,637	1,431,864
Schneider Electric SA(a)	113,897	6,996,230
SES SA Class A FDR	70,543	1,689,012
Societe BIC SA	6,678	735,465
Societe Television Francaise 1	15,370	148,504
Sodexo	22,207	1,768,227
Suez Environnement SA	21,836	307,940
Technip SA	23,320	2,636,812
Unibail-Rodamco SE	21,412	4,001,586
Vallourec SA	26,129	1,571,107
Wendel	3,021	225,992

		94,442,606

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2012

GERMANY—7.55%
Adidas AG	48,813	4,070,205
BASF SE	213,378	17,563,475
Bayerische Motoren Werke AG	77,062	7,324,288
Beiersdorf AG	23,638	1,658,161
Brenntag AG	10,335	1,287,183
Continental AG	18,815	1,823,367
Fraport AG	5,830	378,793
Fresenius Medical Care AG & Co. KGaA	48,707	3,457,319
Fresenius SE & Co. KGaA	26,659	2,660,452
GEA Group AG	40,439	1,334,329
HeidelbergCement AG	16,377	900,303
Henkel AG & Co. KGaA	30,263	1,852,124
Hochtief AG	9,911	580,983
Infineon Technologies AG	249,206	2,480,700
K+S AG Registered	40,174	2,007,520
Kabel Deutschland Holding AG(a)	21,147	1,332,281
LANXESS AG	19,504	1,552,743
Linde AG	39,485	6,757,264
MAN SE	14,840	1,874,583
METRO AG	30,157	972,911
QIAGEN NV(a)(b)	54,272	897,178
Salzgitter AG	8,639	450,963
SAP AG	212,901	14,114,613
Siemens AG Registered	123,861	11,470,615
Suedzucker AG	15,370	467,786
ThyssenKrupp AG	89,729	2,125,818
United Internet AG Registered	24,963	493,614
Volkswagen AG	3,498	597,010
Wacker Chemie AG(b)	1,590	128,140

		92,614,721
GREECE—0.09%
Coca-Cola Hellenic Bottling Co. SA(a)	13,554	269,091
Coca-Cola Hellenic Bottling Co. SA SP ADR(a)	29,256	575,758
National Bank of Greece SA(a)(b)	112,968	251,192

		1,096,041
HONG KONG—2.89%
AIA Group Ltd.	1,961,000	6,976,714
ASM Pacific Technology Ltd.(b)	47,700	646,227
Bank of East Asia Ltd. (The)(b)	360,400	1,344,923
Cheung Kong Infrastructure Holdings Ltd.	106,000	629,216
First Pacific Co. Ltd.	318,000	345,556
Foxconn International Holdings Ltd.(a)	265,000	125,707
Galaxy Entertainment Group Ltd.(a)	265,000	828,365
Hang Lung Properties Ltd.	583,000	2,156,824
Hong Kong and China Gas Co. Ltd. (The)	1,111,985	2,843,838
Hong Kong Exchanges and Clearing Ltd.(b)	238,500	3,815,262
Li & Fung Ltd.	1,272,400	2,722,676
Lifestyle International Holdings Ltd.	132,500	310,850
Link REIT (The)	530,000	2,206,697
MTR Corp. Ltd.	344,500	1,225,639
Sands China Ltd.	551,200	2,167,072
Shangri-La Asia Ltd.	354,666	753,427
SJM Holdings Ltd.	371,000	814,906
Sun Hung Kai Properties Ltd.	218,000	2,630,247

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2012

Swire Pacific Ltd. Class A	106,000	1,252,283
Wing Hang Bank Ltd.	53,000	563,971
Wynn Macau Ltd.	360,400	1,156,774

		35,517,174
IRELAND—0.27%
Elan Corp. PLC(a)	114,374	1,581,918
Kerry Group PLC Class A	29,998	1,371,172
Ryanair Holdings PLC SP ADR(a)	9,805	330,134

		3,283,224
ISRAEL—0.61%
Delek Group Ltd. (The)	1,060	206,573
Elbit Systems Ltd.(b)	5,353	195,155
Israel Chemicals Ltd.	102,290	1,171,377
Israel Corp. Ltd. (The)	530	345,694
Mizrahi Tefahot Bank Ltd.(a)	18,656	168,181
NICE Systems Ltd.(a)	13,038	493,650
Teva Pharmaceutical Industries Ltd.	108,703	4,911,241

		7,491,871
ITALY—1.46%
Assicurazioni Generali SpA	271,625	3,699,349
Atlantia SpA	73,015	1,106,516
Autogrill SpA	26,765	266,395
Banca Carige SpA	52,629	55,029
Enel Green Power SpA	402,641	650,157
Exor SpA	5,194	120,785
Fiat Industrial SpA	178,663	2,026,542
Fiat SpA(a)	92,803	448,082
Luxottica Group SpA	27,507	984,806
Mediobanca SpA	86,814	423,991
Pirelli & C. SpA	54,623	665,126
Prysmian SpA	46,322	754,106
Saipem SpA	61,851	3,055,122
Tenaris SA	109,710	2,124,373
UniCredit SpA	337,509	1,342,810
Unione di Banche Italiane ScpA	64,978	241,321

		17,964,510
JAPAN—20.67%
ABC-MART Inc.	5,300	192,963
Advantest Corp.	37,100	622,631
AEON Mall Co. Ltd.	17,500	390,350
Aisin Seiki Co. Ltd.	42,400	1,510,246
Ajinomoto Co. Inc.	159,000	2,057,073
All Nippon Airways Co. Ltd.	212,000	621,304
Asahi Group Holdings Ltd.	90,100	2,034,571
Asahi Kasei Corp.	106,000	658,476
ASICS Corp.	37,100	402,852
Benesse Holdings Inc.	15,900	788,578
Bridgestone Corp.	153,700	3,667,086
Canon Inc.	265,000	12,180,475
Casio Computer Co. Ltd.(a)(b)	53,000	355,126
Central Japan Railway Co.	325	2,702,737
Chiyoda Corp.	53,000	643,209
Chugai Pharmaceutical Co. Ltd.	47,700	862,656
Dai-ichi Life Insurance Co. Ltd. (The)	2,067	2,619,831
Daihatsu Motor Co. Ltd.	53,000	1,007,627

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2012

Daikin Industries Ltd.	53,000	1,409,882
Dainippon Sumitomo Pharma Co. Ltd.	37,100	372,649
Daito Trust Construction Co. Ltd.	15,900	1,435,769
Dena Co. Ltd.	21,200	664,583
Dentsu Inc.	42,400	1,307,924
East Japan Railway Co.	79,500	4,958,482
FamilyMart Co. Ltd.	15,900	708,923
FANUC Corp.	43,900	7,471,989
Fast Retailing Co. Ltd.	10,900	2,447,705
Furukawa Electric Co. Ltd.	53,000	144,705
Gree Inc.	21,200	571,122
GS Yuasa Corp.	106,000	549,615
Hakuhodo DY Holdings Inc.	4,770	299,301
Hamamatsu Photonics K.K.	15,900	636,239
Hino Motors Ltd.	53,000	378,358
Hirose Electric Co. Ltd.	5,900	621,442
Hiroshima Bank Ltd. (The)	53,000	215,730
Hisamitsu Pharmaceutical Co. Inc.	15,900	708,924
Hitachi Construction Machinery Co. Ltd.(b)	27,000	590,757
Hitachi Metals Ltd.	53,000	665,114
Hokuriku Electric Power Co.	37,100	635,177
Hoya Corp.	100,700	2,320,596
IHI Corp.	318,000	772,647
INPEX Corp.	159	1,055,420
ITOCHU Corp.	127,200	1,443,336
Itochu Techno-Solutions Corp.	5,300	241,950
Iyo Bank Ltd. (The)	53,000	440,754
Japan Retail Fund Investment Corp.	159	253,898
Japan Steel Works Ltd. (The)	53,000	323,928
Japan Tobacco Inc.	1,060	5,887,783
JFE Holdings Inc.	37,100	702,087
JGC Corp.	54,000	1,563,629
JS Group Corp.	63,600	1,252,963
Jupiter Telecommunications Co. Ltd.	410	434,417
Kansai Paint Co. Ltd.	53,000	572,184
Kao Corp.	121,900	3,277,842
Kawasaki Heavy Industries Ltd.	318,000	963,817
KDDI Corp.	212	1,393,951
Keikyu Corp.	106,000	910,714
Keio Corp.	136,059	984,935
Keisei Electric Railway Co. Ltd.	53,000	410,220
Keyence Corp.	11,687	2,775,196
Kintetsu Corp.(b)	371,000	1,310,314
Kirin Holdings Co. Ltd.	212,000	2,713,557
Kobe Steel Ltd.	106,000	152,671
Koito Manufacturing Co. Ltd.	23,000	357,192
Komatsu Ltd.	222,600	6,453,992
Konami Corp.	21,200	618,649
Kubota Corp.	265,000	2,575,490
Kuraray Co. Ltd.	53,000	759,371
Kurita Water Industries Ltd.	26,500	650,842
Kyocera Corp.	37,100	3,652,151
Kyowa Hakko Kirin Co. Ltd.	53,000	559,572
Lawson Inc.	15,900	1,053,428
Mabuchi Motor Co. Ltd.	5,300	223,364
Makita Corp.	21,200	820,440
Mazda Motor Corp.(a)	265,000	434,780
McDonald’s Holdings Co. (Japan) Ltd.	15,900	451,640
Medipal Holdings Corp.	31,800	403,847
Meiji Holdings Co. Ltd.	5,300	235,312
Miraca Holdings Inc.	10,600	418,849
Mitsubishi Electric Corp.	477,000	4,223,671
Mitsubishi Estate Co. Ltd.	292,000	5,207,690

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2012

Mitsubishi Heavy Industries Ltd.	689,000	3,141,036
Mitsubishi Motors Corp.(a)	901,000	1,015,593
Mitsubishi Tanabe Pharma Corp.	53,066	739,049
Mitsui Fudosan Co. Ltd.	183,500	3,394,445
MS&AD Insurance Group Holdings Inc.	47,700	885,955
Murata Manufacturing Co. Ltd.	47,700	2,745,087
Nabtesco Corp.	21,200	457,216
Namco Bandai Holdings Inc.	47,700	685,824
NEC Corp.(a)	594,000	1,078,715
NGK Insulators Ltd.	53,000	667,105
NHK Spring Co. Ltd.	21,269	223,758
Nidec Corp.	26,500	2,389,630
Nikon Corp.	79,500	2,382,660
Nintendo Co. Ltd.	23,100	3,153,485
Nippon Express Co. Ltd.	106,000	402,254
Nippon Meat Packers Inc.	53,000	680,381
Nishi-Nippon City Bank Ltd. (The)	53,000	140,059
Nisshin Seifun Group Inc.	53,000	649,183
Nissin Foods Holdings Co. Ltd.	15,900	598,403
Nitori Holdings Co. Ltd.	8,150	750,235
Nitto Denko Corp.	37,100	1,537,992
Nomura Research Institute Ltd.	21,700	501,428
NSK Ltd.	106,000	735,475
NTT Data Corp.	271	944,571
NTT Urban Development Corp.	265	204,778
Odakyu Electric Railway Co. Ltd.	159,000	1,473,605
Oji Paper Co. Ltd.	212,000	974,438
Olympus Corp.(a)	53,000	836,370
Omron Corp.	47,700	1,019,775
Oracle Corp. Japan	10,600	410,220
Oriental Land Co. Ltd.	11,500	1,276,097
Otsuka Corp.	5,300	426,814
Otsuka Holdings Co. Ltd.	58,300	1,759,697
Panasonic Corp.	514,100	4,004,887
Rakuten Inc.	1,696	1,890,463
Rinnai Corp.	5,300	388,315
Rohm Co. Ltd.	21,200	961,162
Sanrio Co. Ltd.	10,600	466,642
Santen Pharmaceutical Co. Ltd.	15,900	664,118
Secom Co. Ltd.	47,700	2,270,148
Seiko Epson Corp.	10,600	142,847
Seven & I Holdings Co. Ltd.	63,600	1,930,024
Seven Bank Ltd.	121,900	302,288
Sharp Corp.	212,000	1,370,054
Shikoku Electric Power Co. Inc.	42,400	1,095,513
Shimadzu Corp.	53,000	475,271
Shimamura Co. Ltd.	5,400	613,413
Shimano Inc.	15,900	1,047,454
Shimizu Corp.	53,000	201,791
Shin-Etsu Chemical Co. Ltd.	31,800	1,847,980
Shionogi & Co. Ltd.	68,600	897,827
Shiseido Co. Ltd.	84,800	1,489,005
SMC Corp.	11,300	1,897,840
SoftBank Corp.	206,700	6,202,683
Sony Corp.	233,200	3,843,587
Sony Financial Holdings Inc.	40,549	664,263
Square Enix Holdings Co. Ltd.	10,600	207,898
Sumco Corp.(a)	10,600	113,906
Sumitomo Realty & Development Co. Ltd.	106,000	2,554,249
Sumitomo Rubber Industries Inc.	42,400	590,504
Suruga Bank Ltd.	53,000	531,029
Suzuki Motor Corp.	79,500	1,888,803
Sysmex Corp.	15,900	643,209

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2012

T&D Holdings Inc.	47,700	517,952
Taisho Pharmaceutical Holdings Co. Ltd.	10,600	846,991
Taiyo Nippon Sanso Corp.	53,000	367,737
Terumo Corp.	37,100	1,707,590
THK Co. Ltd.	15,900	319,414
Tobu Railway Co. Ltd.	122,000	621,880
Toho Co. Ltd.	26,500	476,598
Toho Gas Co. Ltd.	106,000	639,890
Tokyo Electric Power Co. Inc. (The)(a)	121,900	305,342
Tokyo Electron Ltd.	15,900	887,150
Tokyu Corp.	265,000	1,241,280
Toppan Printing Co. Ltd.	106,000	720,872
Toray Industries Inc.	318,000	2,457,336
Toshiba Corp.	954,000	3,930,941
Tosoh Corp.	53,000	148,024
TOTO Ltd.	53,000	392,961
Toyo Seikan Kaisha Ltd.	31,800	426,947
Toyo Suisan Kaisha Ltd.	7,000	179,723
Toyota Boshoku Corp.	15,900	196,547
Toyota Motor Corp.	636,000	26,325,756
Trend Micro Inc.	26,500	807,828
Tsumura & Co.	15,900	424,757
Unicharm Corp.	26,500	1,480,243
Ushio Inc.	26,500	348,156
Yahoo! Japan Corp.	3,340	1,004,363
Yakult Honsha Co. Ltd.	21,200	782,737
Yamada Denki Co. Ltd.	19,080	1,242,608
Yamaha Corp.	10,600	103,418
Yamaha Motor Co. Ltd.	42,400	570,856
Yamato Holdings Co. Ltd.	90,100	1,395,876
Yamato Kogyo Co. Ltd.	10,600	303,217
Yamazaki Baking Co. Ltd.	53,000	785,259
Yaskawa Electric Corp.	54,000	472,741
Yokogawa Electric Corp.	47,700	461,199

		253,743,965
NETHERLANDS—2.48%
ASML Holding NV	100,170	5,096,374
Fugro NV CVA	16,205	1,180,934
Heineken Holding NV	26,659	1,234,252
Heineken NV	60,261	3,295,219
Koninklijke Ahold NV	178,557	2,264,505
Randstad Holding NV	27,560	954,239
Royal Boskalis Westminster NV CVA	16,218	591,585
Royal Vopak NV	16,589	1,069,165
SBM Offshore NV	40,068	727,864
TNT Express NV	82,150	995,963
Unilever NV CVA	380,540	13,029,777

		30,439,877
NEW ZEALAND—0.11%
Auckland International Airport Ltd.	199,916	413,810
Contact Energy Ltd.(a)	82,619	327,834
Fletcher Building Ltd.	49,343	252,716
SKYCITY Entertainment Group Ltd.	114,427	359,495

		1,353,855
NORWAY—0.94%
Aker Solutions ASA	38,796	658,638
Norsk Hydro ASA	214,067	1,040,374

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2012

Orkla ASA	176,702	1,296,805
Seadrill Ltd.	38,849	1,502,187
Subsea 7 SA(a)	66,197	1,713,760
Telenor ASA	169,547	3,113,697
Yara International ASA	43,990	2,155,593

		11,481,054
PORTUGAL—0.19%
CIMPOR-Cimentos de Portugal SGPS SA	45,474	332,232
EDP Renovaveis SA(a)	53,583	228,220
Galp Energia SGPS SA Class B	54,378	855,747
Jeronimo Martins SGPS SA	50,933	953,885

		2,370,084
SINGAPORE—1.76%
CapitaMalls Asia Ltd.	106,000	131,932
City Developments Ltd.	106,000	868,698
COSCO Corp. (Singapore) Ltd.	235,043	196,613
Fraser and Neave Ltd.	159,000	904,680
Genting Singapore PLC(a)	1,431,000	2,000,832
Global Logistic Properties Ltd.(a)	212,000	352,962
Golden Agri-Resources Ltd.	636,600	378,163
Hutchison Port Holdings Trust	1,219,000	920,345
Jardine Cycle & Carriage Ltd.	28,000	1,067,453
Keppel Corp. Ltd.	318,200	2,841,760
Noble Group Ltd.	901,181	859,447
Olam International Ltd.(b)	318,000	583,416
Oversea-Chinese Banking Corp. Ltd.	265,000	1,919,017
SembCorp Marine Ltd.	212,000	870,411
Singapore Exchange Ltd.	212,000	1,147,984
Singapore Press Holdings Ltd.(b)	108,000	346,529
Singapore Technologies Engineering Ltd.	371,000	902,538
Singapore Telecommunications Ltd.	1,219,000	3,073,854
StarHub Ltd.	106,000	273,289
Wilmar International Ltd.(b)	424,000	1,668,860
Yangzijiang Shipbuilding (Holdings) Ltd.	265,000	252,728

		21,561,511
SPAIN—1.53%
Abertis Infraestructuras SA	46,768	723,608
Acciona SA	3,710	227,841
Acerinox SA	20,087	244,141
Amadeus IT Holding SA Class A	36,941	754,912
Bankia SA(a)(b)	201,135	690,288
Distribuidora Internacional de Alimentacion SA(a)	136,740	655,156
Enagas SA	41,499	729,142
Ferrovial SA	81,461	906,962
Grifols SA(a)(b)	32,436	816,756
Iberdrola SA	898,494	4,182,421
Industria de Diseno Textil SA	51,092	4,594,969
International Consolidated Airlines Group SA(a)	206,965	594,425
Red Electrica Corporacion SA	24,862	1,082,281
Repsol YPF SA	120,893	2,312,114
Zardoya Otis SA	18,497	226,456

		18,741,472
SWEDEN—3.75%
Alfa Laval AB	74,783	1,490,466
Assa Abloy AB Class B	74,200	2,161,985

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2012

Atlas Copco AB Class A	152,057	3,618,601
Atlas Copco AB Class B	93,068	1,953,177
Getinge AB Class B	47,117	1,264,237
Hennes & Mauritz AB Class B(a)	238,447	8,188,985
Hexagon AB Class B	58,989	1,197,617
Holmen AB Class B	12,296	326,450
Industrivarden AB Class C	24,751	378,075
Investment AB Kinnevik Class B	24,645	501,085
Lundin Petroleum AB(a)	52,629	1,046,576
Millicom International Cellular SA SDR	17,967	1,908,042
Modern Times Group MTG AB Class B	11,289	548,721
Ratos AB Class B	28,832	337,492
Sandvik AB	236,221	3,741,816
Scania AB Class B	74,253	1,517,452
SKF AB Class B	90,895	2,156,329
SSAB AB Class A	17,914	182,781
Swedbank AB Class A	190,853	3,159,428
Swedish Match AB	50,403	2,048,101
Tele2 AB Class B	74,465	1,418,782
Telefonaktiebolaget LM Ericsson Class B(a)	244,966	2,426,578
Volvo AB Class B	325,473	4,511,751

		46,084,527
SWITZERLAND—10.63%
ABB Ltd. Registered(a)	509,860	9,291,119
Actelion Ltd. Registered(a)	25,493	1,078,534
Adecco SA Registered(a)	29,806	1,451,468
Aryzta AG(a)	19,716	992,697
Barry Callebaut AG Registered(a)	424	408,047
Compagnie Financiere Richemont SA Class A Bearer	121,688	7,521,288
GAM Holding AG(a)	31,058	398,640
Geberit AG Registered(a)	6,201	1,311,047
Givaudan SA Registered(a)	1,908	1,851,978
Julius Baer Group Ltd.(a)	48,071	1,840,431
Kuehne & Nagel International AG Registered	12,773	1,552,208
Lindt & Spruengli AG Participation Certificates	212	691,368
Lindt & Spruengli AG Registered	24	940,274
Lonza Group AG Registered(a)	11,644	525,080
Nestle SA Registered	498,306	30,524,777
Pargesa Holding SA Bearer	2,968	198,651
Partners Group Holding AG	3,127	594,979
Roche Holding AG Genusschein	163,134	29,799,611
Schindler Holding AG Participation Certificates	11,240	1,453,838
Schindler Holding AG Registered	4,982	636,712
SGS SA Registered	1,272	2,456,692
Sika AG Bearer	477	1,010,600
Sonova Holding AG Registered(a)	11,397	1,258,172
Straumann Holding AG Registered	1,802	298,993
Sulzer AG Registered	5,565	800,124
Swatch Group AG (The) Bearer	7,208	3,324,265
Swatch Group AG (The) Registered	10,229	815,931
Swiss Re AG(a)	40,757	2,555,030
Syngenta AG Registered	22,101	7,760,248
Synthes Inc.(c)	15,264	2,631,869
Transocean Ltd.	80,560	4,020,678
UBS AG Registered(a)	844,237	10,538,429

		130,533,778
UNITED KINGDOM—23.55%
3i Group PLC	79,023	245,223
Admiral Group PLC	46,746	919,252

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2012

Aggreko PLC	61,614	2,252,170
AMEC PLC	77,751	1,433,006
Anglo American PLC	307,824	11,836,693
Antofagasta PLC	92,803	1,779,746
ARM Holdings PLC	311,587	2,651,288
Associated British Foods PLC	82,521	1,633,482
Babcock International Group PLC	81,918	1,105,418
BG Group PLC	788,163	18,564,360
BHP Billiton PLC	489,932	15,708,661
British American Tobacco PLC	456,330	23,408,569
British Sky Broadcasting Group PLC	265,530	2,923,408
BT Group PLC	1,808,148	6,189,432
Bunzl PLC	76,484	1,270,552
Burberry Group PLC	102,184	2,464,084
Capita PLC	146,863	1,581,147
Carnival PLC	42,400	1,379,091
Centrica PLC	407,411	2,030,373
Cobham PLC	265,265	975,651
Compass Group PLC	447,373	4,678,448
Diageo PLC	582,152	14,662,040
Essar Energy PLC(a)	71,974	171,222
Eurasian Natural Resources Corp.	61,003	554,240
Experian PLC	231,822	3,660,922
Fresnillo PLC	43,407	1,099,589
G4S PLC	324,148	1,471,725
GKN PLC	357,273	1,181,782
GlaxoSmithKline PLC	767,175	17,752,336
Glencore International PLC	320,703	2,216,414
ICAP PLC	130,017	801,654
Imperial Tobacco Group PLC	235,797	9,434,637
Inmarsat PLC	106,689	761,941
InterContinental Hotels Group PLC	67,575	1,609,765
International Power PLC	355,471	2,407,057
Intertek Group PLC	36,199	1,478,362
Invensys PLC	185,682	669,676
ITV PLC	851,074	1,156,749
Johnson Matthey PLC	50,032	1,879,998
Kazakhmys PLC	49,238	688,414
Kingfisher PLC	554,963	2,617,920
Lloyds Banking Group PLC(a)	9,635,453	4,851,992
London Stock Exchange Group PLC	34,556	610,518
Lonmin PLC	36,888	624,164
Man Group PLC	217,671	365,837
Meggitt PLC	180,783	1,199,212
Next PLC	41,923	1,993,967
Pearson PLC	189,475	3,569,079
Petrofac Ltd.	60,155	1,694,796
Randgold Resources Ltd.	21,412	1,886,267
Reckitt Benckiser Group PLC	143,312	8,347,571
Reed Elsevier PLC	148,681	1,231,323
Resolution Ltd.	165,784	602,489
Rio Tinto PLC	207,495	11,565,499
Rolls-Royce Holdings PLC(a)	434,388	5,808,816
Royal Bank of Scotland Group PLC(a)	4,193,837	1,652,827
SABMiller PLC	220,321	9,260,838
Sage Group PLC (The)	302,524	1,405,478
Schroders PLC	25,811	594,329
Serco Group PLC	113,262	997,769
Severn Trent PLC	52,364	1,437,030
Shire PLC	128,472	4,193,250
Smith & Nephew PLC	207,283	2,041,459
Smiths Group PLC	90,842	1,578,399
SSE PLC	108,332	2,323,838

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2012

Standard Chartered PLC	555,122	13,575,618
Tate & Lyle PLC	108,703	1,218,853
Tesco PLC	1,858,180	9,575,743
Tullow Oil PLC	211,470	5,267,692
Unilever PLC	298,390	10,189,896
Vedanta Resources PLC	27,931	551,980
Weir Group PLC (The)	48,972	1,355,871
Whitbread PLC	41,340	1,293,595
Wm Morrison Supermarkets PLC	513,570	2,340,095
Wolseley PLC	65,932	2,508,504

		289,021,091

TOTAL COMMON STOCKS
(Cost: $1,095,179,183)		1,208,723,488

PREFERRED STOCKS—0.66%

GERMANY—0.65%
Henkel AG & Co. KGaA	41,552	3,090,783
Porsche Automobil Holding SE	12,985	792,546
Volkswagen AG	21,942	4,155,814

		8,039,143
UNITED KINGDOM—0.01%
Rolls-Royce Holdings PLC Class C	46,045,128	74,770

		74,770

TOTAL PREFERRED STOCKS
(Cost: $6,443,412)		8,113,913

SHORT-TERM INVESTMENTS—0.81%

MONEY MARKET FUNDS—0.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	9,195,608	9,195,608
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	668,448	668,448

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(d)(e)	82,437	82,437

		9,946,493

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,946,493)		9,946,493

TOTAL INVESTMENTS IN SECURITIES—99.95%
(Cost: $1,111,569,088)		1,226,783,894
Other Assets, Less Liabilities—0.05%		645,365

NET ASSETS—100.00%		$1,227,429,259

FDR	- Fiduciary Depositary Receipts
SDR	- Swedish Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—99.20%

AUSTRALIA—4.09%
Amcor Ltd.	2,376	$18,601
CFS Retail Property Trust	101,793	203,995
Commonwealth Bank of Australia	4,224	228,533
CSL Ltd.	1,044	39,844
Echo Entertainment Group Ltd.	43,356	203,111
Harvey Norman Holdings Ltd.	33,045	69,491
Metcash Ltd.	3,387	13,963
Origin Energy Ltd.	1,413	19,505
Qantas Airways Ltd.(a)	21,210	36,102
QR National Ltd.	24,183	91,640
Westfield Group	5,709	54,917
Woolworths Ltd.	11,292	304,938

		1,284,640
BELGIUM—1.79%
Belgacom SA(b)	9,444	268,241
Colruyt SA	4,164	170,574
Groupe Bruxelles Lambert SA	900	62,431
Mobistar SA	1,605	60,691

		561,937
DENMARK—0.92%
Novo Nordisk A/S Class B	1,614	238,056
Novozymes A/S Class B	1,911	50,116

		288,172
FINLAND—0.15%
Orion OYJ Class B	2,361	48,155

		48,155
FRANCE—4.10%
Danone SA	1,665	117,127
Dassault Systemes SA	789	76,567
Essilor International SA	1,281	112,816
Eutelsat Communications	5,010	178,307
France Telecom SA	9,114	124,669
L’Air Liquide SA	3,045	391,615
L’Oreal SA	141	16,962
Neopost SA	264	15,177
SCOR SE	828	21,891
SES SA Class A FDR	750	17,957
Sodexo	1,080	85,995
Total SA	2,691	128,470

		1,287,553
GERMANY—3.23%
Beiersdorf AG	1,320	92,595
Deutsche Telekom AG Registered	11,277	127,122
Fresenius Medical Care AG & Co. KGaA	1,401	99,446
Linde AG	714	122,190
Muenchener Rueckversicherungs-Gesellschaft AG Registered	1,719	249,474

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

April 30, 2012

QIAGEN NV(a)	6,864	113,470
SAP AG	3,150	208,834

		1,013,131
HONG KONG—8.01%
AIA Group Ltd.	43,200	153,694
BOC Hong Kong (Holdings) Ltd.	33,000	102,304
Cathay Pacific Airways Ltd.	21,000	35,624
Cheung Kong Infrastructure Holdings Ltd.	18,000	106,848
CLP Holdings Ltd.	51,000	436,847
Hang Seng Bank Ltd.(b)	31,800	436,967
Hopewell Holdings Ltd.	37,500	100,786
Link REIT (The)	120,000	499,629
MTR Corp. Ltd.	91,500	325,532
Power Assets Holdings Ltd.	42,000	314,009

		2,512,240
IRELAND—0.09%
Ryanair Holdings PLC SP ADR(a)	816	27,475

		27,475
ISRAEL—1.80%
Bank Hapoalim Ltd.	34,230	127,062
Bank Leumi le-Israel	12,645	39,562
Bezeq The Israel Telecommunication Corp. Ltd.	90,969	151,955
Cellcom Israel Ltd.	1,899	23,841
Partner Communications Co. Ltd.	5,325	39,829
Teva Pharmaceutical Industries Ltd.	4,074	184,065

		566,314
ITALY—2.26%
Enel Green Power SpA	49,011	79,140
Snam SpA	80,049	380,780
Terna SpA	67,134	249,683

		709,603
JAPAN—25.36%
All Nippon Airways Co. Ltd.	48,000	140,673
Asahi Group Holdings Ltd.	1,500	33,872
Astellas Pharma Inc.	2,400	97,539
Bank of Kyoto Ltd. (The)	15,000	127,560
Bank of Yokohama Ltd. (The)	6,000	29,232
Benesse Holdings Inc.	3,900	193,425
Central Japan Railway Co.	12	99,793
Chubu Electric Power Co. Inc.	5,400	88,461
Chugai Pharmaceutical Co. Ltd.	5,700	103,085
Chugoku Bank Ltd. (The)	9,000	114,071
East Japan Railway Co.	3,000	187,113
FamilyMart Co. Ltd.	3,600	160,511
Gunma Bank Ltd. (The)	21,000	106,782
Hachijuni Bank Ltd. (The)	24,000	131,054
Hokkaido Electric Power Co. Inc.	5,700	80,240
Hokuriku Electric Power Co.	900	15,409
Iyo Bank Ltd. (The)	12,000	99,793
Japan Real Estate Investment Corp.	21	186,211
Jupiter Telecommunications Co. Ltd.	102	108,074
Kansai Electric Power Co. Inc. (The)	10,500	152,283
Kansai Paint Co. Ltd.	3,000	32,388

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

April 30, 2012

Kao Corp.	900	24,201
Kintetsu Corp.	21,000	74,169
Kyushu Electric Power Co. Inc.	2,700	35,878
Lawson Inc.	3,300	218,636
McDonald’s Holdings Co. (Japan) Ltd.	4,200	119,301
Mitsubishi Tanabe Pharma Corp.	12,600	175,480
Nippon Building Fund Inc.	18	171,557
Nippon Telegraph and Telephone Corp.	7,500	340,503
Nissin Foods Holdings Co. Ltd.	3,300	124,197
Nitori Holdings Co. Ltd.	2,100	193,312
NTT DoCoMo Inc.	249	424,745
Odakyu Electric Railway Co. Ltd.	18,000	166,823
Ono Pharmaceutical Co. Ltd.	4,200	237,761
Oracle Corp. Japan	2,100	81,270
Oriental Land Co. Ltd.	2,400	266,316
Osaka Gas Co. Ltd.	24,000	97,088
Resona Holdings Inc.	17,100	73,030
Sankyo Co. Ltd.	300	14,503
Santen Pharmaceutical Co. Ltd.	4,200	175,427
Secom Co. Ltd.	5,100	242,720
Seven Bank Ltd.	33,000	81,834
Shimamura Co. Ltd.	1,200	136,314
Shionogi & Co. Ltd.	11,100	145,275
Shizuoka Bank Ltd. (The)	24,000	251,587
Suzuken Co. Ltd.	2,400	72,741
Taisho Pharmaceutical Holdings Co. Ltd.	1,200	95,886
Takeda Pharmaceutical Co. Ltd.	10,200	445,200
Tokyo Gas Co. Ltd.	78,000	377,081
TonenGeneral Sekiyu K.K.	15,000	140,898
Tsumura & Co.	3,600	96,171
Unicharm Corp.	2,700	150,817
West Japan Railway Co.	8,400	345,595
Yahoo! Japan Corp.	240	72,170

		7,956,055
NETHERLANDS—2.90%
Koninklijke Ahold NV	11,136	141,230
Koninklijke KPN NV	26,595	238,690
TNT Express NV	22,170	268,783
Unilever NV CVA	7,653	262,040

		910,743
NEW ZEALAND—0.33%
Contact Energy Ltd.(a)	5,187	20,582
Fletcher Building Ltd.	15,966	81,772

		102,354
PORTUGAL—0.62%
CIMPOR-Cimentos de Portugal SGPS SA	9,660	70,576
Galp Energia SGPS SA Class B	4,359	68,598
Portugal Telecom SGPS SA Registered	10,008	53,858

		193,032
SINGAPORE—5.47%
ComfortDelGro Corp. Ltd.	27,000	33,387
DBS Group Holdings Ltd.	36,000	406,175
Hutchison Port Holdings Trust	138,000	104,190
Oversea-Chinese Banking Corp. Ltd.	63,000	456,219
Singapore Airlines Ltd.(b)	33,000	285,380

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

April 30, 2012

Singapore Press Holdings Ltd.	12,000	38,503
Singapore Telecommunications Ltd.	81,000	204,251
United Overseas Bank Ltd.	12,000	186,697

		1,714,802
SPAIN—0.74%
Bankia SA(a)(b)	53,895	184,966
Telefonica SA	3,258	47,476

		232,442
SWITZERLAND—11.92%
Actelion Ltd. Registered(a)	1,596	67,522
Givaudan SA Registered(a)	450	436,787
Lindt & Spruengli AG Registered	6	235,069
Nestle SA Registered	7,539	461,817
Novartis AG Registered	7,650	421,839
Roche Holding AG Genusschein	2,637	481,700
SGS SA Registered	249	480,909
Straumann Holding AG Registered	489	81,136
Swisscom AG Registered	1,164	433,591
Syngenta AG Registered	1,299	456,113
Synthes Inc.(c)	1,056	182,079

		3,738,562
UNITED KINGDOM—25.42%
Admiral Group PLC	11,124	218,752
AstraZeneca PLC	7,368	322,983
BP PLC	39,282	283,857
British American Tobacco PLC	5,667	290,703
British Sky Broadcasting Group PLC	18,564	204,384
Capita PLC	28,551	307,384
Centrica PLC	39,066	194,689
Compass Group PLC	31,752	332,050
Diageo PLC	13,953	351,419
Essar Energy PLC(a)	4,659	11,083
Experian PLC	16,386	258,767
G4S PLC	12,081	54,851
GlaxoSmithKline PLC	20,238	468,305
HSBC Holdings PLC	19,290	173,880
Imperial Tobacco Group PLC	2,454	98,189
J Sainsbury PLC	65,349	326,734
Marks & Spencer Group PLC	15,363	89,062
Pearson PLC	17,985	338,778
Reckitt Benckiser Group PLC	8,106	472,154
Reed Elsevier PLC	22,725	188,200
Rexam PLC	14,043	98,056
Royal Dutch Shell PLC Class A	6,186	220,290
Royal Dutch Shell PLC Class B	7,803	284,652
RSA Insurance Group PLC	59,118	100,799
Sage Group PLC (The)	21,885	101,674
Serco Group PLC	27,534	242,558
Shire PLC	3,228	105,360
SSE PLC	11,853	254,260
Tesco PLC	57,096	294,232
Unilever PLC	12,525	427,724
Vodafone Group PLC	162,927	451,090

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

April 30, 2012

Wm Morrison Supermarkets PLC	89,274	406,779

		7,973,698

TOTAL COMMON STOCKS
(Cost: $30,654,553)		31,120,908

SHORT-TERM INVESTMENTS—2.50%

MONEY MARKET FUNDS—2.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	706,157	706,157
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	51,332	51,332
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(d)(e)	26,811	26,811

		784,300

TOTAL SHORT-TERM INVESTMENTS
(Cost: $784,300)		784,300

TOTAL INVESTMENTS IN SECURITIES—101.70%
(Cost: $31,438,853)		31,905,208
Other Assets, Less Liabilities—(1.70)%		(531,857)

NET ASSETS—100.00%		$31,373,351

FDR	- Fiduciary Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—99.18%

AUSTRALIA—9.14%
Abacus Property Group	197,472	$429,658
Acrux Ltd.(a)	201,172	839,814
Adelaide Brighton Ltd.	843,932	2,679,654
Aditya Birla Minerals Ltd.	476,045	324,609
AET&D Holdings No. 1 Pty Ltd.(b)	169,200	18
Alesco Corp. Ltd.	150,221	218,943
Alkane Resources Ltd.(a)	185,932	261,312
Ampella Mining Ltd.(a)	142,221	157,683
Ansell Ltd.	214,132	3,310,392
APN News & Media Ltd.	955,097	835,215
Aquarius Platinum Ltd.	463,636	1,052,216
Aquila Resources Ltd.(a)(c)	147,587	745,180
Arafura Resources Ltd.(a)(c)	619,012	170,772
ARB Corp. Ltd.	54,332	539,604
Ardent Leisure Group	343,463	446,953
Aristocrat Leisure Ltd.	232,368	749,910
Aspen Group Ltd.	1,144,514	571,918
Astro Japan Property Trust	113,195	312,280
Atlas Iron Ltd.	614,985	1,792,644
Aurora Oil and Gas Ltd.(a)	309,636	1,337,738
Ausdrill Ltd.	170,903	729,466
Ausenco Ltd.	55,840	260,432
Austal Ltd.	113,565	232,907
Austin Engineering Ltd.	36,851	192,586
Australand Property Group	96,170	270,318
Australian Agricultural Co. Ltd.(a)	298,544	399,377
Australian Infrastructure Fund	280,120	650,310
AWE Ltd.(a)	798,484	1,450,551
Bandanna Energy Ltd.(a)(c)	85,073	60,667
Bank of Queensland Ltd.	246,952	1,917,886
Bathurst Resources Ltd.(a)(c)	270,020	179,907
Beach Energy Ltd.	1,804,303	2,629,717
Beadell Resources Ltd.(a)	549,712	397,733
Billabong International Ltd.	113,935	313,136
Biota Holdings Ltd.(a)(c)	297,421	263,186
BlueScope Steel Ltd.(a)	2,675,588	1,100,241
Boart Longyear Group	529,064	2,307,776
Bradken Ltd.	191,020	1,473,562
BT Investment Management Ltd.	35,535	75,837
Bunnings Warehouse Property Trust	428,478	831,915
Cabcharge Australia Ltd.	102,272	681,409
Cardno Ltd.	130,096	948,055
carsales.com Ltd.(c)	166,568	997,082
Challenger Diversified Property Group	375,095	206,961
Challenger Financial Services Group Ltd.	514,963	2,133,686
Challenger Infrastructure Fund Class A	294,820	365,237
Charter Hall Retail REIT	315,671	1,087,763
Clough Ltd.	190,820	160,909
Coal of Africa Ltd.(a)	586,783	522,294
Coalspur Mines Ltd.(a)(c)	486,197	845,279
Commonwealth Property Office Fund	1,214,104	1,314,500
CSR Ltd.	242,723	440,938
Cudeco Ltd.(a)	123,516	439,765
Customers Ltd.	154,922	198,376
Dart Energy Ltd.(a)	726,056	215,420
David Jones Ltd.(c)	647,135	1,677,512

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Decmil Group Ltd.	84,129	260,996
Deep Yellow Ltd.(a)	2,734,811	253,390
Discovery Metals Ltd.(a)	177,177	320,943
Downer EDI Ltd.(a)	454,612	1,708,518
DUET Group	1,870,252	3,601,996
DuluxGroup Ltd.	230,300	743,237
Elders Ltd.(a)	750,353	187,477
Elemental Minerals Ltd.(a)	202,113	208,306
Emeco Holdings Ltd.	606,149	656,272
Energy Resources of Australia Ltd.(a)	310,784	520,902
Energy World Corp. Ltd.(a)(c)	1,046,659	631,982
Envestra Ltd.	1,161,910	949,541
Evolution Mining Ltd.(a)(c)	383,896	699,396
FKP Property Group	533,233	280,337
Fleetwood Corp. Ltd.	63,548	868,636
FlexiGroup Ltd.	122,256	288,913
Flight Centre Ltd.(c)	79,905	1,756,869
Focus Minerals Ltd.(a)	4,394,312	215,011
Forge Group Ltd.	24,816	161,983
G.U.D Holdings Ltd.	34,766	306,918
Gindalbie Metals Ltd.(a)(c)	725,033	445,329
Gloucester Coal Ltd.(a)	51,888	425,662
Goodman Fielder Ltd.	1,331,872	908,187
GrainCorp Ltd.	139,308	1,338,595
Grange Resources Ltd.	372,451	232,644
Gryphon Minerals Ltd.(a)(c)	122,396	121,049
Guildford Coal Ltd.(a)	114,875	74,744
GWA Group Ltd.	74,161	151,708
Hastings Diversified Utilities Fund	624,762	1,346,345
Hills Industries Ltd.	237,083	271,497
Horizon Oil Ltd.(a)	1,418,437	487,299
iiNET Ltd.	158,484	519,718
Imdex Ltd.	125,396	328,970
Independence Group NL	228,622	1,032,950
Indophil Resources NL(a)	487,701	203,088
Industrea Ltd.	264,672	270,026
Infigen Energy(a)	1,604,488	409,236
Integra Mining Ltd.(a)(c)	526,353	284,939
Intrepid Mines Ltd.(a)(c)	468,900	419,807
Investa Office Fund	775,579	2,204,246
Invocare Ltd.	68,056	595,846
IOOF Holdings Ltd.	359,290	2,330,261
Iress Market Technology Ltd.	51,700	362,224
Ivanhoe Australia Ltd.(a)	263,216	342,526
JB Hi-Fi Ltd.(c)	139,308	1,400,956
Jupiter Mines Ltd.(a)	645,067	144,383
Kagara Ltd.(a)(c)	901,138	112,576
Kangaroo Resources Ltd.(a)	1,316,079	164,412
Karoon Gas Australia Ltd.(a)	183,499	1,232,154
Kingsgate Consolidated Ltd.	179,175	1,156,486
Kingsrose Mining Ltd.(a)	288,598	354,525
Linc Energy Ltd.(a)	405,353	472,632
M2 Telecommunications Group Ltd.(c)	111,484	362,108
Macmahon Holdings Ltd.	1,685,333	1,228,161
Macquarie Atlas Roads Group(a)	130,200	224,326
Matrix Composites & Engineering Ltd.	20,870	66,701
Medusa Mining Ltd.	118,440	710,219
Mesoblast Ltd.(a)(c)	96,256	756,565
Metals X Ltd.(a)	654,655	143,121
Metminco Ltd.(a)	1,125,556	210,917
Miclyn Express Offshore Ltd.	139,505	302,082
Mincor Resources NL	761,822	555,166
Mineral Deposits Ltd.(a)	66,574	417,227

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Mineral Resources Ltd.	57,720	718,669
Mirabela Nickel Ltd.(a)(c)	538,620	274,758
Molopo Energy Ltd.(a)	467,396	333,309
Moly Mines Ltd.(a)	210,009	43,726
Monadelphous Group Ltd.	50,576	1,223,635
Mount Gibson Iron Ltd.	862,972	992,728
Murchison Metals Ltd.(a)(c)	984,427	481,674
Myer Holdings Ltd.	339,549	830,695
Navitas Ltd.	113,560	466,975
Nexus Energy Ltd.(a)	1,370,414	299,600
Northern Iron Ltd.(a)	348,176	369,718
NRW Holdings Ltd.	257,764	1,097,532
Nufarm Ltd.	103,219	528,684
OM Holdings Ltd.(a)(c)	432,426	218,336
OneSteel Ltd.	1,376,912	1,870,631
Pacific Brands Ltd.	1,321,907	846,345
Paladin Energy Ltd.(a)(c)	519,475	862,575
PanAust Ltd.(a)	512,707	1,740,036
Panoramic Resources Ltd.	369,254	417,087
Perilya Ltd.(a)	1,022,781	415,259
Perpetual Ltd.	24,442	648,856
Perseus Mining Ltd.(a)(c)	328,644	889,550
Pharmaxis Ltd.(a)	293,298	406,099
Platinum Asset Management Ltd.	64,545	295,656
Primary Health Care Ltd.	482,437	1,421,342
Programmed Maintenance Services Ltd.	174,598	467,136
Publishing and Broadcasting Ltd.	811,081	2,786,439
Ramelius Resources Ltd.(a)	504,780	404,636
REA Group Ltd.	48,128	699,447
Regis Resources Ltd.(a)	362,298	1,591,658
Reject Shop Ltd. (The)	18,988	235,035
Resolute Mining Ltd.(a)(c)	468,524	819,431
Rex Minerals Ltd.(a)	227,494	255,779
Roc Oil Co. Ltd.(a)	1,497,610	623,635
SAI Global Ltd.	227,306	1,237,611
Salmat Ltd.	76,709	177,284
Sandfire Resources NL(a)(c)	47,157	379,978
Saracen Mineral Holdings Ltd.(a)	431,674	260,649
Sedgman Ltd.	137,062	306,780
Seek Ltd.	241,971	1,803,631
Senex Energy Ltd.(a)	729,628	862,122
Sigma Pharmaceuticals Ltd.	1,910,080	1,322,345
Silex Systems Ltd.(a)	160,724	619,090
Silver Lake Resources Ltd.(a)	176,251	590,825
Skilled Group Ltd.	218,644	557,667
Southern Cross Media Group Ltd.	238,023	333,283
Spark Infrastructure Group(d)	1,223,316	1,846,622
Spotless Group Ltd.	163,560	435,902
St Barbara Ltd.(a)	462,320	1,102,173
STW Communications Group Ltd.	651,083	623,585
Sundance Resources Ltd.(a)(c)	3,149,200	1,540,883
Super Retail Group Ltd.	91,932	740,763
Tassal Group Ltd.	380,911	586,890
Ten Network Holdings Ltd.	250,621	211,336
Tiger Resources Ltd.(a)	521,355	184,537
TPG Telecom Ltd.	254,176	480,267
Transfield Services Ltd.	432,238	1,025,957
Transpacific Industries Group Ltd.(a)	938,021	830,047
Treasury Wine Estates Ltd.	704,288	3,167,419
Troy Resources Ltd.	94,940	440,814
UGL Ltd.	214,521	2,921,117
West Australian Newspapers Holdings Ltd.	263,216	811,102
Western Areas NL(c)	200,608	1,052,568

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

White Energy Co. Ltd.(a)(c)	217,896	95,273

		136,617,636
AUSTRIA—1.39%
Andritz AG	95,134	4,978,662
Atrium European Real Estate Ltd.	301,570	1,468,846
Austria Technologie & Systemtechnik AG	15,905	202,090
CA Immobilien Anlagen AG(a)	28,297	320,219
conwert Immobilien Invest SE	186,132	2,217,194
EVN AG	25,004	324,983
Intercell AG(a)(c)	62,420	211,332
Lenzing AG	7,520	775,645
Oesterreichische Post AG	72,949	2,587,584
RHI AG	56,028	1,474,960
Rosenbauer International AG	6,017	358,371
S IMMO AG(a)	300,442	1,712,280
Schoeller-Bleckmann Oilfield Equipment AG	15,605	1,388,361
Wienerberger AG	152,478	1,775,342
Zumtobel AG	76,521	1,053,305

		20,849,174
BELGIUM—1.48%
Ackermans & van Haaren NV	43,807	3,754,833
Agfa-Gevaert NV(a)	220,162	480,802
Barco NV	24,628	1,639,272
Cofinimmo SA	21,246	2,565,962
Compagnie Maritime Belge SA	21,271	495,778
Deceuninck NV(a)	84,524	127,534
Devgen NV(a)	26,076	169,803
Econocom Group SA	4,623	105,426
Elia System Operator SA	17,860	763,999
Euronav SA(a)	18,048	168,884
EVS Broadcast Equipment SA	14,665	734,857
Galapagos NV(a)(c)	41,061	627,156
Hamon & Cie (International) SA	2,042	43,648
Intervest Offices & Warehouses	7,333	186,736
Ion Beam Applications SA	12,785	83,762
KBC Ancora SCA(a)(c)	12,032	95,072
Leasinvest Real Estate SCA	565	51,337
Nyrstar NV(a)	128,976	1,056,671
Recticel SA	34,407	270,959
RHJ International SA(a)	190,642	999,204
Roularta Media Group NV	2,821	59,516
SA D’Ieteren NV	8,273	364,845
SIPEF NV	18,802	1,738,244
Telenet Group Holding NV(a)	62,608	2,685,234
Tessenderlo Chemie NV	60,916	1,929,365
ThromboGenics NV(a)	28,390	893,923
Wereldhave Belgium NV	752	72,160

		22,164,982
DENMARK—1.73%
ALK-Abello A/S	18,990	1,370,052
Alm. Brand A/S(a)	82,349	165,561
Amagerbanken A/S(a)(b)	130,550	2
Auriga Industries A/S Class B(a)	20,345	269,672
Bang & Olufsen A/S Class B(a)	86,298	1,051,750
Bavarian Nordic A/S(a)	40,987	364,617
Christian Hansen Holding A/S	68,056	1,886,492
D/S Norden A/S	30,646	868,582

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

East Asiatic Co. Ltd. A/S	57,720	1,586,631
FLSmidth & Co. A/S	52,644	3,699,705
Genmab A/S(a)(c)	32,902	262,254
GN Store Nord A/S	305,124	3,420,094
Greentech Energy Systems A/S(a)	134,465	294,263
IC Companys A/S	8,273	168,535
Jyske Bank A/S Registered(a)(c)	45,687	1,430,627
NKT Holding A/S	36,851	1,795,819
Pandora A/S	50,764	536,041
Rockwool International A/S Class B	4,701	448,308
Royal Unibrew A/S(a)	12,204	869,613
Schouw & Co. A/S	16,357	371,052
SimCorp A/S	9,589	1,706,061
Solar Holding A/S Class B	7,709	415,587
Sydbank A/S(a)	82,161	1,428,175
Topdanmark A/S(a)	6,957	1,191,981
United International Enterprises Ltd.	2,068	319,736

		25,921,210
FINLAND—1.69%
Amer Sports OYJ Class A(c)	203,604	2,896,910
Atria PLC	10,744	85,748
Biotie Therapies OYJ(a)	188,012	111,979
Cargotec Corp. Class B	18,614	639,565
Citycon OYJ	478,677	1,583,882
HKScan OYJ Class A	30,082	174,390
Huhtamaki OYJ	153,230	2,429,634
Kemira OYJ	38,543	488,965
Konecranes OYJ(c)	81,216	2,472,348
Lassila & Tikanoja OYJ(a)	25,151	354,191
Outokumpu OYJ(a)	642,020	1,042,638
Outotec OYJ	59,412	3,192,570
Poyry OYJ	32,526	260,021
Raisio PLC Series V	99,264	319,255
Ramirent OYJ	54,900	517,360
Rautaruukki OYJ	22,936	215,686
Sponda OYJ	49,447	198,300
SRV Group PLC	11,296	63,690
Stockmann OYJ ABP Class B	16,922	378,287
Talvivaara Mining Co. PLC(a)(c)	109,611	322,358
Technopolis OYJ	70,097	374,819
Tieto OYJ	115,063	2,027,001
Uponor OYJ	112,619	1,471,191
Vacon OYJ	4,701	246,391
YIT OYJ	158,682	3,408,682

		25,275,861
FRANCE—4.06%
Air France-KLM(a)(c)	138,368	663,871
Altran Technologies SA(a)	216,777	1,277,633
Aperam	28,766	485,243
Artprice.com(a)	2,820	100,029
Beneteau SA(c)	97,578	1,056,442
BOURBON SA	56,216	1,644,343
CFAO SA	24,440	1,053,883
Club Mediterranee SA(a)	59,788	1,146,233
Derichebourg	221,102	656,098
Etablissements Maurel et Prom	118,252	1,967,361
Euler Hermes SA	1,298	91,929
Eurofins Scientific SA	17,296	2,043,350
Faurecia	35,159	755,723

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Gemalto NV	97,760	7,283,375
GFI Informatique(a)	21,271	85,867
Groupe Steria SCA	58,284	1,153,270
Haulotte Group(a)	79,717	849,351
Havas SA	549,557	3,113,126
IMS International Metal Service(a)	57,908	801,698
Ingenico SA	56,588	2,976,408
Ipsen SA	2,786	74,264
Ipsos SA	7,896	256,252
Maurel & Prom Nigeria(a)	132,548	368,411
Mercialys	2,600	51,945
Mersen	1,484	49,143
Nexans SA	31,962	1,597,584
Nexity	40,799	1,163,149
Orpea SA(c)	63,283	2,122,851
PagesJaunes Groupe SA(c)	60,289	173,156
Parrot SA(a)	12,204	368,602
Rallye SA	1,670	55,733
Remy Cointreau SA	37,224	4,147,857
Rubis SA	12,596	684,946
SA des Ciments Vicat	1,484	85,323
Saft Groupe SA	51,328	1,415,769
SEB SA	35,347	2,816,835
Sechilienne-Sidec(c)	44,935	685,435
Societe Immobiliere de Location pour l’Industrie et le Commerce	25,946	2,737,650
Soitec SA(a)(c)	96,452	407,232
Spir Communication(a)	6,581	168,805
Technicolor SA Registered(a)(c)	16,275	34,444
Teleperformance SA	90,246	2,425,929
Ubisoft Entertainment SA(a)	25,006	172,070
Valeo SA	74,265	3,646,686
Zodiac Aerospace	51,888	5,709,751

		60,625,055
GERMANY—5.34%
Aareal Bank AG(a)	25,006	482,384
ADVA AG Optical Networking(a)(c)	85,813	617,863
AIXTRON AG(c)	109,611	2,007,121
Alstria Office REIT AG	18,802	200,327
Asian Bamboo AG Bearer(c)	14,477	213,166
Aurubis AG	52,456	2,910,774
Balda AG(a)	80,469	606,757
Bertrandt AG	10,359	784,798
Bilfinger Berger AG	56,212	5,140,253
Borussia Dortmund GmbH & Co. KGaA(a)	37,600	124,364
CENTROTEC Sustainable AG	15,905	260,928
Colonia Real Estate AG(a)	44,391	189,128
Constantin Medien AG(a)	105,851	236,067
CTS Eventim AG	16,168	631,061
Deutsche EuroShop AG	5,948	216,375
Deutsche Wohnen AG Bearer	101,715	1,495,009
DEUTZ AG(a)(c)	188,764	1,338,885
Douglas Holding AG	59,788	2,745,894
ElringKlinger AG(c)	66,368	1,921,529
Freenet AG(c)	138,565	2,408,011
Fuchs Petrolub AG	13,348	744,653
GAGFAH SA(a)	117,884	1,056,448
Gerresheimer AG	45,875	2,117,838
Gesco AG	4,274	357,513
GFK SE	12,784	679,010
Gildemeister AG(a)	106,979	2,190,429
Grammer AG(a)	3,573	75,925

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Heidelberger Druckmaschinen AG(a)(c)	284,461	496,978
IVG Immobilien AG(a)(c)	173,434	401,480
Kloeckner & Co. SE	120,508	1,634,858
Kontron AG	137,625	996,198
KUKA AG(a)(c)	70,505	1,677,837
LEONI AG	47,752	2,451,927
MLP AG	110,927	938,163
MorphoSys AG(a)(c)	67,497	1,842,547
MTU Aero Engines Holding AG	66,368	5,588,466
Nordex SE(a)(c)	36,990	164,695
NORMA Group(a)	14,101	379,426
PATRIZIA Immobilien AG(a)	25,334	164,066
Pfeiffer Vacuum Technology AG	5,641	684,496
Praktiker Bau-und Heimwerkermaerkte Holding AG(c)	102,657	229,759
Prime Office REIT AG(a)	38,731	208,946
QSC AG(a)	148,905	386,874
R. Stahl AG	2,604	93,401
Rheinmetall AG	49,635	2,787,084
Rhoen Klinikum AG	171,279	4,817,296
SAF-Holland SA(a)	26,134	219,644
SGL Carbon SE(a)(c)	61,664	2,817,362
Sky Deutschland AG(a)(c)	296,870	759,126
Software AG	80,464	2,811,550
SolarWorld AG(c)	74,824	157,463
Stada Arzneimittel AG	80,469	2,669,008
Stroer Out-Of-Home Media AG(a)(c)	17,674	301,762
Suss Microtec AG(a)(c)	8,877	123,366
Symrise AG	158,306	4,588,616
Thrane & Thrane A/S	5,265	399,520
TUI AG(a)	76,333	557,689
Vossloh AG	18,238	1,778,796
Wincor Nixdorf AG	51,328	1,989,821
Wirecard AG	138,941	2,574,534
XING AG(a)(c)	5,948	443,220

		79,888,484
GREECE—0.51%
Alpha Bank AE(a)	437,664	614,026
Athens Water Supply & Sewage Co. SA	3,770	19,460
Bank of Cyprus Public Co. Ltd.	1,404,741	836,660
EFG Eurobank Ergasias SA(a)	131,511	104,785
Ellaktor SA	115,050	187,297
Eurobank Properties Real Estate Investment Co.	2,465	12,659
Folli Follie Group(a)	24,780	229,583
Fourlis Holdings SA(a)	13,275	20,908
Frigoglass SA(a)	27,221	172,936
Hellenic Exchanges SA	18,960	65,748
Hellenic Petroleum SA	142,350	1,045,660
Intralot SA	58,410	59,141
Jumbo SA(a)	116,550	566,133
Marfin Investment Group SA(a)(c)	599,853	235,005
Marfin Popular Bank Public Co. Ltd.(a)(c)	864,686	231,180
Metka SA	19,116	209,492
Motor Oil (Hellas) Corinth Refineries SA	34,157	280,293
Mytilineos Holdings SA(a)	81,585	278,593
Piraeus Bank SA(a)(c)	1,093,755	376,386
Public Power Corp. SA	92,040	309,422
Sidenor Steel Products Manufacturing Co. SA(a)	14,000	17,140
Terna Energy SA	90,150	189,716
Titan Cement Co. SA(c)	69,000	1,337,910
Viohalco Hellenic Copper and Aluminum Industry SA(a)	44,400	180,998

		7,581,131

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

HONG KONG—2.98%
AAC Acoustic Technologies Holdings Inc.(c)	752,000	2,219,819
APAC Resources Ltd.(a)	3,780,000	160,794
Bonjour Holdings Ltd.	1,508,000	229,376
Brightoil Petroleum (Holdings) Ltd.(c)	2,257,512	500,521
Cafe de Coral Holdings Ltd.	1,506,000	4,134,936
Century City International Holdings Ltd.	804,000	57,001
Champion REIT	4,157,000	1,816,536
China Daye Non-Ferrous Metals Mining Ltd.(a)	4,138,000	221,362
China WindPower Group Ltd.(a)	5,650,000	236,699
Chow Sang Sang Holdings International Ltd.(c)	189,000	479,459
Citic Telecom International Holdings Ltd.(c)	1,298,000	271,053
City Telecom HK Ltd.(c)	565,000	333,563
CK Life Sciences International (Holdings) Inc.	5,266,000	302,068
CSI Properties Ltd.	7,468,000	303,235
CST Mining Group Ltd.(a)	8,848,000	138,005
Dah Sing Banking Group Ltd.(c)	226,000	234,514
Dejin Resources Group Co. Ltd.(a)	8,142,000	34,634
Dickson Concepts International Ltd.	461,500	255,802
Emperor Watch & Jewellery Ltd.(c)	1,890,000	267,990
ERA Mining Machinery Ltd.(a)	3,012,000	341,666
Esprit Holdings Ltd.	1,128,100	2,326,654
eSun Holdings Ltd.(a)	754,000	103,997
EVA Precision Industrial Holdings Ltd.	754,000	128,295
G-Resources Group Ltd.(a)	15,795,000	1,018,014
Giordano International Ltd.(c)	3,008,000	2,625,008
Great Eagle Holdings Ltd.	189,000	557,907
HKR International Ltd.	452,000	171,880
Honbridge Holdings Ltd.(a)	1,512,000	196,851
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,386,000	1,505,810
I.T Ltd.	380,000	199,852
IRC Ltd.(a)(c)	754,000	110,800
Johnson Electric Holdings Ltd.(c)	3,196,500	2,010,753
K. Wah International Holdings Ltd.	1,316,000	556,409
Kingston Financial Group Ltd.	1,870,000	175,966
Lai Sun Development Co. Ltd.(a)	27,824,665	433,990
Luk Fook Holdings International Ltd.	377,000	1,076,414
Man Wah Holdings Ltd.(c)	301,200	156,856
Melco International Development Ltd.(a)(c)	1,511,000	1,589,347
Midland Holdings Ltd.	1,136,000	574,022
Ming Fung Jewellery Group Ltd.(a)	1,890,000	108,414
Mongolia Energy Corp. Ltd.(a)(c)	4,701,000	393,883
Neo-Neon Holdings Ltd.(c)	846,500	148,399
Newocean Energy Holdings Ltd.	1,128,000	232,645
Next Media Ltd.(a)	380,000	31,839
Oriental Press Group Ltd.	2,258,000	253,225
Pacific Andes International Holdings Ltd.(c)	2,634,000	179,952
Pacific Basin Shipping Ltd.(c)	3,025,000	1,590,925
Pacific Century Premium Developments Ltd.(a)	1,663,000	394,434
Pico Far East Holdings Ltd.	756,000	182,233
Prosperity REIT	2,042,000	455,372
Richfield Group Holdings Ltd.	1,520,000	78,373
Rising Development Holdings Ltd.(a)	403,318	55,108
Ruifeng Petroleum Chemical Holdings Ltd.(a)	1,885,000	56,858
Sa Sa International Holdings Ltd.(c)	752,000	468,198
Samson Holding Ltd.	1,505,000	199,820
Sateri Holdings Ltd.(a)	658,500	184,196
Shun Tak Holdings Ltd.(c)	1,514,000	626,463
Singamas Container Holdings Ltd.	1,128,000	338,789
Sinopoly Battery Ltd.(a)	3,780,000	202,211
SITC International Holdings Co. Ltd.(a)	377,000	114,202
SmarTone Telecommunications Holding Ltd.	376,000	707,628

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Stella International Holdings Ltd.	282,500	750,153
Sun Innovation Holdings Ltd.(a)	3,327,000	74,193
Techtronic Industries Co. Ltd.(c)	1,890,500	2,283,392
Television Broadcasts Ltd.	190,000	1,396,023
Texwinca Holdings Ltd.	378,000	462,892
Trinity Ltd.	752,000	629,110
Value Partners Group Ltd.	377,000	230,834
Victory City International Holdings Ltd.	754,000	86,502
Vitasoy International Holdings Ltd.	378,000	277,735
VTech Holdings Ltd.(c)	189,100	2,120,679
Xinyi Glass Holdings Co. Ltd.	1,882,000	1,217,832

		44,590,370
IRELAND—1.34%
Bank of Ireland(a)	24,160,820	3,581,541
Beazley PLC	45,875	105,558
C&C Group PLC	425,846	2,135,588
DCC PLC	113,183	2,861,244
FBD Holdings PLC	86,298	993,711
Fyffes PLC	317,757	192,620
Glanbia PLC	148,529	1,128,401
Grafton Group PLC	288,410	1,259,692
Greencore Group PLC	708,850	814,380
Independent News & Media PLC(a)	507,067	177,849
Kingspan Group PLC	54,192	565,199
Paddy Power PLC	55,836	3,643,355
Smurfit Kappa Group PLC	138,565	1,166,042
Total Produce PLC	162,574	96,829
United Drug PLC	418,701	1,282,907

		20,004,916
ISRAEL—1.06%
Africa Israel Investments Ltd.(a)	43,037	163,407
Africa Israel Properties Ltd.(a)	19,790	198,029
Airport City Ltd.(a)	70,129	337,857
AL-ROV (Israel) Ltd.(a)	8,879	218,094
Alon Holdings Blue Square - Israel Ltd.	32,737	117,961
Alony Hetz Properties & Investments Ltd.	48,272	231,662
Alrov Properties and Lodgings Ltd.	10,341	177,534
Amot Investments Ltd.	113,750	294,513
AudioCodes Ltd.(a)	67,511	160,635
Bayside Land Corp. Ltd.	1,112	217,208
Ceragon Networks Ltd.(a)	81,221	745,979
Clal Industries and Investments Ltd.	44,559	163,513
Clal Insurance Enterprises Holdings Ltd.(a)	7,064	110,674
Delek Automotive Systems Ltd.	5,018	42,043
Discount Investment Corp. Ltd. Registered(a)	13,349	67,779
Elco Holdings Ltd.(a)	12,204	83,613
Electra (Israel) Ltd.	2,042	176,395
Elron Electronic Industries Ltd.(a)	47,902	228,235
FMS Enterprises Migun Ltd.	12,944	223,046
Frutarom	61,104	582,113
Gilat Satellite Networks Ltd.(a)	75,300	307,265
Given Imaging Ltd.(a)	13,129	255,057
Golf & Co. Ltd.	35,535	122,296
Granite Hacarmel Investments Ltd.	131,318	180,288
Hadera Paper Ltd.(a)	4,646	190,445
Hot Telecommunication Systems Ltd.	30,147	303,824
Israel Land Development Co. Ltd. (The)	24,630	175,670
Ituran Location and Control Ltd.	42,491	580,885
Jerusalem Economy Ltd.(a)	22,566	164,897

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Jerusalem Oil Exploration Ltd.(a)	26,475	512,079
Koor Industries Ltd.(a)	8,180	119,266
MATRIX IT Ltd.	87,114	430,540
Melisron Ltd.	29,087	539,782
Mellanox Technologies Ltd.(a)	29,704	1,709,838
Menorah Mivtachim Holdings Ltd.(a)	26,698	210,594
Migdal Insurance & Financial Holdings Ltd.(a)	125,401	184,068
Naphtha Israel Petroleum Corp. Ltd.(a)	106,534	429,350
Nitsba Holdings (1995) Ltd.(a)	31,627	278,572
Norstar Holdings Inc.	17,385	360,648
Oil Refineries Ltd.(a)	283,540	164,491
Osem Investment Ltd.	35,911	548,441
Paz Oil Co. Ltd.	2,773	377,399
Phoenix Holdings Ltd.	21,641	53,541
Plasson Industries Ltd.	10,359	275,760
Property & Building Corp. Ltd.	4,513	178,531
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.(c)	31,210	1,069,972
Retalix Ltd.(a)	21,271	448,143
Shikun & Binui Ltd.	70,097	124,487
Shufersal Ltd.	108,671	381,201
Strauss Group Ltd.(a)(c)	31,627	381,129
Tower Semiconductor Ltd.(a)	78,793	76,442
Union Bank of Israel(a)	37,360	132,638

		15,807,829
ITALY—2.26%
Alerion Cleanpower SpA(a)	47,498	242,411
Arnoldo Mondadori Editore SpA	654,091	966,146
Ascopiave SpA	62,144	98,701
Azimut Holding SpA	211,876	2,080,779
Banca Piccolo Credito Valtellinese Scrl(a)(c)	409,677	614,344
Banca Popolare dell’Emilia Romagna Scrl(a)	191,008	1,172,021
Banca Popolare dell’Etruria e del Lazio Scrl(a)	336,006	550,564
Banca Popolare di Milano Scrl	2,000,666	982,666
Banca Popolare di Sondrio Scrl	260,568	1,755,412
Beni Stabili SpA	1,635,510	907,000
Biesse SpA(a)(c)	47,943	214,478
Buongiorno SpA(a)	236,746	506,366
Buzzi Unicem SpA(a)	138,941	1,413,235
Cam Finanziara SpA(a)	315,722	148,345
Carraro SpA(a)	73,982	171,162
CIR SpA	1,100,994	1,503,851
Danieli SpA RNC	103,031	1,528,670
Davide Campari-Milano SpA	535,800	3,786,903
EI Towers(a)	12,759	315,621
Engineering Ingegneria Informatica SpA	2,414	67,575
ERG SpA	108,483	816,985
Gemina SpA(a)	990,255	846,026
Gruppo Editoriale L’Espresso SpA	662,928	894,089
Hera SpA	975,966	1,466,124
Immsi SpA	266,893	199,231
Impregilo SpA	437,879	1,728,232
Interpump Group SpA	40,505	361,334
Italcementi SpA	86,298	261,791
Juventus Football Club SpA(a)	1,707,604	547,396
Marr SpA	125,404	1,356,874
Poltrona Frau SpA(a)	64,734	89,191
Recordati SpA	303,808	2,113,062
Reply SpA	3,902	87,951
Sabaf SpA	11,284	167,421
Salvatore Ferragamo Italia SpA(a)	26,320	643,418
Saras SpA(a)(c)	231,052	292,047

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Societa Cattolica di Assicurazioni Scrl	94,946	1,780,684
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	940	41,343
Sogefi SpA	80,465	218,750
Telecom Italia Media SpA(a)	400,615	79,906
Unipol Gruppo Finanziario SpA(a)(c)	12,791	384,808
Vittoria Assicurazioni SpA	11,099	69,484
Yoox SpA(a)	22,936	327,855

		33,800,252
JAPAN—27.69%
77 Bank Ltd. (The)	189,000	757,468
Access Co. Ltd.(a)	941	407,183
Accordia Golf Co. Ltd.	941	724,798
Achilles Corp.	81,000	109,562
Adeka Corp.	112,900	1,040,696
Advance Residence Investment Corp.	1,135	2,194,802
Aeon Delight Co. Ltd.	19,000	442,370
Aida Engineering Ltd.	56,500	320,552
AIFUL Corp.(a)(c)	366,650	803,604
Airport Facilities Co. Ltd.	19,000	85,428
Akebono Brake Industry Co. Ltd.(c)	37,700	191,227
Alpha Systems Inc.	6,000	86,718
Alps Electric Co. Ltd.	225,700	2,074,817
AOC Holdings Inc.	55,100	307,779
Aoyama Trading Co. Ltd.	37,700	780,961
Arisawa Manufacturing Co. Ltd.(a)	37,800	138,711
Arnest One Corp.	37,700	429,670
Asahi Diamond Industrial Co. Ltd.	37,600	419,112
Awa Bank Ltd. (The)	565,000	3,339,971
Bank of Iwate Ltd. (The)	56,500	2,469,597
Bank of Nagoya Ltd. (The)	379,000	1,224,648
Calsonic Kansei Corp.	379,000	2,145,507
Canon Marketing Japan Inc.	37,600	486,923
Capcom Co. Ltd.	75,700	1,732,155
Chuetsu Pulp & Paper Co. Ltd.	46,000	96,211
CMK Corp.(a)	131,700	684,520
COMSYS Holdings Corp.	208,000	2,104,878
CyberAgent Inc.	753	2,318,084
DA Office Investment Corp.	379	1,054,241
Daiei Inc. (The)(a)	103,450	342,048
Daifuku Co. Ltd.	189,500	1,018,166
Daihen Corp.	379,000	1,272,115
Daikokutenbussan Co. Ltd.	3,000	83,036
Daikyo Inc.	378,000	994,176
Dainippon Screen Manufacturing Co. Ltd.	188,000	1,707,057
Daio Paper Corp.	190,000	1,056,547
Daishi Bank Ltd. (The)	941,000	2,934,548
Daiwabo Holdings Co. Ltd.	189,000	402,405
Daiwahouse Residential Investment Corp.	189	1,294,796
DIC Corp.	377,000	788,515
Digital Garage Inc.(a)	189	511,764
DISCO Corp.(c)	37,900	2,276,041
Don Quijote Co. Ltd.	75,700	2,784,531
Dowa Holdings Co. Ltd.	189,000	1,216,682
Dr. Ci:Labo Co. Ltd.	378	1,756,378
Duskin Co. Ltd.	150,500	2,915,943
eAccess Ltd.	2,069	416,417
Ebara Corp.	568,000	2,311,979
EDION Corp.	151,300	951,251
Exedy Corp.	75,700	2,140,780
Ferrotec Corp.	18,900	186,763
Frontier Real Estate Investment Corp.	190	1,610,996

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Fudo Tetra Corp.(a)	75,300	136,746
Fuji Machine Manufacturing Co. Ltd.	112,800	2,323,953
Fuji Oil Co. Ltd.	94,100	1,282,244
Fuji Soft Inc.	75,700	1,340,595
Fujikura Ltd.	568,000	1,785,560
Funai Electric Co. Ltd.	37,900	700,612
Furuno Electric Co. Ltd.	37,700	187,922
Fuso Pharmaceutical Industries Ltd.	28,000	77,500
Futaba Industrial Co. Ltd.(a)	56,500	304,985
Gakken Holdings Co. Ltd.	189,000	454,481
Global One Real Estate Investment Corp. Ltd.	378	2,608,529
Glory Ltd.	113,500	2,437,880
GMO Internet Inc.	169,300	909,634
Growell Holdings Co. Ltd.	4,000	128,749
Gulliver International Co. Ltd.(c)	5,650	202,733
Gun-Ei Chemical Industry Co. Ltd.	24,000	62,521
Gunze Ltd.	190,000	518,755
H.I.S. Co. Ltd.	75,700	2,455,545
H2O Retailing Corp.	378,000	3,332,857
Hanwa Co. Ltd.	568,000	2,390,231
Haseko Corp.(a)	1,702,500	1,236,709
Heiwa Real Estate Co. Ltd.	662,000	1,683,086
Heiwa Real Estate REIT Inc.	190	114,816
Higo Bank Ltd. (The)	565,000	3,163,066
Hitachi Zosen Corp.	1,418,000	1,918,016
Hogy Medical Co. Ltd.	37,800	1,742,175
Hokkoku Bank Ltd. (The)	757,000	2,692,567
Honeys Co. Ltd.	54,530	1,028,520
Hosiden Corp.	151,100	1,010,550
House Foods Corp.	94,000	1,586,975
Hyakugo Bank Ltd. (The)	568,000	2,368,890
Hyakujushi Bank Ltd. (The)	753,000	3,215,893
Iino Kaiun Kaisha Ltd.	208,400	1,046,633
Inabata & Co. Ltd.	112,900	745,173
Iseki & Co. Ltd.	379,000	906,619
Ishihara Sangyo Kaisha Ltd.(a)	190,000	183,230
IT Holdings Corp.	132,400	1,704,643
ITO EN Ltd.	56,400	1,022,822
Izumi Co. Ltd.	151,300	3,155,044
JAFCO Co. Ltd.	18,900	451,167
Japan Airport Terminal Co. Ltd.	95,000	1,304,027
Japan Digital Laboratory Co. Ltd.	206,900	2,251,814
Japan Excellent Inc.	379	2,000,733
Japan Logistics Fund Inc.	378	3,328,123
Japan Rental Housing Investments Inc.	753	349,410
Japan Securities Finance Co. Ltd.	225,700	1,181,572
Japan Wind Development Co. Ltd.(a)	377	334,293
Juki Corp.	376,000	739,332
Juroku Bank Ltd. (The)	568,000	1,792,673
JVC Kenwood Corp.(c)	155,780	667,252
K’s Holdings Corp.	75,360	2,265,189
kabu.com Securities Co. Ltd.	148,000	481,934
Kagome Co. Ltd.	94,100	1,893,903
Kagoshima Bank Ltd. (The)	379,000	2,283,161
Kakaku.com Inc.(c)	56,400	1,750,381
Kanematsu Corp.(a)	1,513,000	1,819,125
Kasumi Co. Ltd.	56,500	409,005
Keihin Corp.	94,600	1,627,909
Keiyo Bank Ltd. (The)	565,000	2,632,350
Kenedix Inc.(a)(c)	2,801	508,316
Kenedix Realty Investment Corp.	380	1,327,823
Kewpie Corp.	225,700	3,392,072
Kitz Corp.	338,500	1,335,431

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Kiyo Holdings Inc.	1,702,000	2,451,375
Kobayashi Pharmaceutical Co. Ltd.	75,300	3,786,455
Kojima Co. Ltd.(c)	56,500	268,896
Komeri Co. Ltd.	75,700	2,125,611
KYB Co. Ltd.(c)	379,000	2,159,747
Kyodo Printing Co. Ltd.	41,000	112,969
Leopalace21 Corp.(a)	314,100	983,468
Lion Corp.	190,000	1,099,380
Macnica Inc.	19,000	444,511
Macromill Inc.	37,700	376,315
Maruha Nichiro Holdings Inc.	946,000	1,646,866
Marusan Securities Co. Ltd.	302,500	1,170,674
Matsui Securities Co. Ltd.	55,100	339,523
Matsuya Co. Ltd.(a)(c)	56,500	508,072
Megane Top Co. Ltd.	56,500	726,019
MEGMILK SNOW BRAND Co. Ltd.	37,700	684,639
Meidensha Corp.(c)	190,000	680,569
Meitec Corp.	95,100	1,960,481
Meito Sangyo Co. Ltd.	5,700	74,387
MID REIT Inc.	568	1,578,548
Minebea Co. Ltd.	189,000	863,986
Ministop Co. Ltd.	19,000	335,763
Misumi Group Inc.	169,300	3,982,033
Mitsubishi Steel Manufacturing Co. Ltd.	568,000	1,806,901
Mitsui Engineering & Shipbuilding Co. Ltd.	752,000	1,111,353
Mitsui Mining & Smelting Co. Ltd.	565,000	1,429,394
Mitsumi Electric Co. Ltd.(a)	75,300	631,862
Mizuno Corp.	565,000	3,085,228
Monex Group Inc.	2,257	452,559
Mori Hills REIT Investment Corp.	190	794,790
Mori Seiki Co. Ltd.	151,300	1,514,042
MORI TRUST Sogo REIT Inc.	379	3,360,661
Moshi Moshi Hotline Inc.	37,700	373,955
Musashino Bank Ltd. (The)	75,700	2,471,663
Nagase & Co. Ltd.	188,100	2,285,140
Nagatanien Co. Ltd.	8,000	89,574
Namura Shipbuilding Co. Ltd.	19,000	75,672
Nanto Bank Ltd. (The)	379,000	1,689,824
Net One Systems Co. Ltd.	188,000	2,580,600
Nice Holdings Inc.	32,000	93,381
Nichi-Iko Pharmaceutical Co. Ltd.	75,300	1,569,281
Nichicon Corp.	113,300	1,372,172
Nifco Inc.	112,900	3,045,734
Nihon Dempa Kogyo Co. Ltd.	56,800	789,630
Nihon Kohden Corp.	75,900	2,227,237
Nihon Unisys Ltd.	189,100	1,425,740
Nippon Carbon Co. Ltd.	377,000	1,029,319
Nippon Chemi-Con Corp.(a)(c)	188,000	715,787
Nippon Coke & Engineering Co. Ltd.	471,000	678,377
Nippon Denko Co. Ltd.	190,000	799,549
Nippon Gas Co. Ltd.	5,000	79,780
Nippon Kayaku Co. Ltd.	378,000	3,801,541
Nippon Konpo Unyu Soko Co. Ltd.	188,100	2,452,403
Nippon Light Metal Co. Ltd.	1,324,000	1,956,691
Nippon Paint Co. Ltd.	565,000	4,316,488
Nippon Seiki Co. Ltd.	190,000	2,405,786
Nippon Sharyo Ltd.	379,000	1,428,756
Nippon Shinyaku Co. Ltd.	190,000	2,410,545
Nippon Shokubai Co. Ltd.	190,000	2,141,649
Nippon Suisan Kaisha Ltd.	582,900	1,905,403
Nippon Yakin Kogyo Co. Ltd.(a)	376,500	598,854
Nishi-Nippon Railroad Co. Ltd.	941,000	4,407,715
Nishimatsuya Chain Co. Ltd.	151,300	1,267,702

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Nishio Rent All Co. Ltd.	37,700	528,825
Nissan Chemical Industries Ltd.	75,200	684,707
Nisshin OilliO Group Ltd. (The)	379,000	1,594,890
Nisshinbo Holdings Inc.	189,000	1,673,530
Nitto Boseki Co. Ltd.(a)	565,000	2,165,320
Noritsu Koki Co. Ltd.	18,900	99,418
NSD Co. Ltd.	151,300	1,252,543
OBIC Co. Ltd.	5,650	1,194,464
Ogaki Kyoritsu Bank Ltd. (The)	568,000	1,949,177
Okasan Securities Group Inc.	568,000	2,269,297
Oki Electric Industry Co. Ltd.(a)	1,511,000	2,592,611
Okinawa Electric Power Co. Inc. (The)	37,900	1,511,823
Okuma Corp.	191,000	1,516,613
Onoken Co. Ltd.	19,000	155,627
Orient Corp.(a)(c)	661,000	860,968
ORIX JREIT Inc.	568	2,532,507
Osaka Securities Exchange Co. Ltd.	379	2,169,240
OSAKA Titanium technologies Co. Ltd.(c)	18,900	599,110
OSG Corp.	188,000	2,987,939
Otsuka Kagu Ltd.	19,000	219,162
Pacific Metals Co. Ltd.	190,000	925,668
PARK24 Co. Ltd.	300,900	4,156,712
Penta-Ocean Construction Co. Ltd.	188,500	554,794
Pioneer Corp.(a)	302,500	1,538,168
Point Inc.	30,190	1,115,039
Premier Investment Corp.	190	719,832
Press Kogyo Co. Ltd.	379,000	2,264,174
Prima Meat Packers Ltd.	190,000	373,599
Pronexus Inc.	20,600	124,872
Proto Corp.	4,000	138,268
Rengo Co. Ltd.	379,000	2,776,818
Resorttrust Inc.	150,500	2,495,610
Roland Corp.	132,400	1,296,722
Ryohin Keikaku Co. Ltd.	56,800	3,087,382
S Foods Inc.	16,000	139,871
Saizeriya Co. Ltd.	57,100	887,483
San-in Godo Bank Ltd. (The)	379,000	2,734,097
Sanken Electric Co. Ltd.(a)	379,000	1,832,225
Sankyu Inc.	568,000	2,262,183
Sanshin Electronics Co. Ltd.	37,600	285,844
Sanwa Holdings Corp.	759,000	2,880,293
Sanyo Shokai Ltd.	190,000	540,172
Sanyo Special Steel Co. Ltd.	379,000	1,765,771
Sapporo Hokuyo Holdings Inc.	188,000	659,277
Sapporo Holdings Ltd.	189,000	662,784
Sato Holding Corp.	19,000	271,038
Sawai Pharmaceutical Co. Ltd.	37,800	3,986,173
SCSK Corp.	41,080	640,549
SEC Carbon Ltd.	14,000	61,369
Seino Holdings Co. Ltd.	379,000	2,634,417
Senshu Ikeda Holdings Inc.	658,000	873,543
Shiga Bank Ltd. (The)	565,000	3,233,828
Shikoku Chemicals Corp.	15,000	84,351
Shima Seiki Manufacturing Ltd.	56,800	1,058,531
Shimachu Co. Ltd.	113,700	2,563,216
Shinko Electric Industries Co. Ltd.	37,700	355,540
Shinko Plantech Co. Ltd.	132,400	1,120,952
Simplex Technology Inc.	1,298	458,433
Sinanen Co. Ltd.	26,000	115,599
Sinfonia Technology Co. Ltd.	379,000	840,165
Skymark Airlines Inc.(a)	56,500	441,556
So-net Entertainment Corp.	378	1,583,581
So-net M3 Inc.	379	1,770,518

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Sodick Co. Ltd.	37,700	191,699
Sotetsu Holdings Inc.	753,000	2,329,401
Star Micronics Co. Ltd.	113,500	1,209,700
Start Today Co. Ltd.	56,400	868,833
Sumitomo Bakelite Co. Ltd.	565,000	2,936,627
Sumitomo Forestry Co. Ltd.	302,700	2,642,393
Sumitomo Light Metal Industries Ltd.	377,000	387,175
Sumitomo Osaka Cement Co. Ltd.	759,000	2,309,938
Sumitomo Warehouse Co. Ltd. (The)	565,000	2,703,112
Systena Corp.	189	144,866
Tadano Ltd.	379,000	2,829,031
Taiheiyo Cement Corp.	1,129,000	2,700,720
Taiyo Yuden Co. Ltd.	94,000	1,017,171
Takara Holdings Inc.	379,000	2,582,203
Takihyo Co. Ltd.	20,000	116,476
Takiron Co. Ltd.	28,000	98,892
Toagosei Co. Ltd.	565,000	2,455,445
TOC Co. Ltd.	302,300	1,703,739
Toda Corp.	568,000	1,814,015
Toho Holdings Co. Ltd.	94,600	1,848,281
Toho Zinc Co. Ltd.	379,000	1,637,610
Tohokushinsha Film Corp.	37,700	330,515
Tokai Carbon Co. Ltd.	379,000	1,908,172
Tokai Rika Co. Ltd.	56,500	1,057,186
Tokai Tokyo Financial Holdings Inc.	568,000	2,041,656
Tokuyama Corp.(c)	377,000	1,185,134
Tokyo Broadcasting System Holdings Inc.	18,900	257,066
Tokyo Dome Corp.(a)	568,000	1,892,266
Tokyo Ohka Kogyo Co. Ltd.	37,700	815,429
Tokyo Seimitsu Co. Ltd.	94,800	1,957,858
Tokyo Steel Manufacturing Co. Ltd.	37,700	288,965
Tokyo Tatemono Co. Ltd.(a)	189,000	705,392
Tokyo Tomin Bank Ltd. (The)	75,700	868,448
Tokyu Construction Co. Ltd.	125,960	299,736
TOKYU REIT Inc.	379	1,955,639
TOMONY Holdings Inc.	37,700	172,812
Tomy Co. Ltd.	206,900	1,562,536
Topcon Corp.	189,100	1,468,370
Topre Corp.	37,700	356,012
Toshiba Machine Co. Ltd.	188,000	1,028,944
Toyo Construction Co. Ltd.	190,000	185,610
Toyo Kanetsu K.K.	190,000	433,089
TPR Co. Ltd.	56,500	927,691
TS Tech Co. Ltd.	75,700	1,505,562
Tsukuba Bank Ltd.	188,100	605,444
Uchida Yoko Co. Ltd.	188,000	607,477
ULVAC Inc.(a)	56,800	459,550
Unipres Corp.	18,900	597,926
United Urban Investment Corp.	2,069	2,443,568
Universal Entertainment Corp.	18,900	434,360
UNY Co. Ltd.	206,800	2,413,897
USEN Corp.(a)(c)	588,480	582,252
VeriSign Japan K.K.	565	206,201
Wacom Co. Ltd.	757	1,822,223
Xebio Co. Ltd.	75,700	2,084,843
Yahagi Construction Co. Ltd.	18,900	97,524
Yamatake Corp.	113,500	2,442,144
Yodogawa Steel Works Ltd.	565,000	2,257,311
Yonekyu Corp.	56,500	542,745
Yoshinoya Holdings Co. Ltd.	2,445	3,181,608
Zeon Corp.	379,000	3,327,434

		413,979,316

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

NETHERLANDS—1.89%
Aalberts Industries NV	143,820	2,761,069
Arcadis NV	101,715	2,355,262
ASM International NV	45,123	1,594,890
BinckBank NV	96,262	910,964
CSM NV CVA	103,407	1,460,342
Eurocommercial Properties NV	22,186	777,566
Grontmij NV	11,469	78,935
Heijmans NV	6,841	66,994
Imtech NV	101,339	2,864,957
Kardan NV(a)	69,727	107,053
Koninklijke BAM Groep NV	265,096	940,325
Koninklijke Wessanen NV	285,213	852,380
Mediq NV	138,189	1,832,658
Nutreco NV	47,379	3,442,694
PostNL NV	206,236	894,775
SNS REAAL NV(a)(c)	156,050	307,951
Tetragon Financial Group Ltd.	59,364	466,601
TKH Group NV	24,628	650,135
TomTom NV(a)(c)	22,011	109,539
USG People NV	112,055	1,058,343
VastNed Retail NV	40,799	2,004,462
Wavin NV(a)	42,679	592,274
Wereldhave NV	30,270	2,129,393

		28,259,562
NEW ZEALAND—0.75%
Fisher & Paykel Appliances Holdings Ltd.(a)	1,635,510	722,570
Fisher & Paykel Healthcare Corp. Ltd.	856,955	1,556,481
Freightways Ltd.	1,110,140	3,769,282
Kiwi Income Property Trust	2,747,032	2,404,808
Mainfreight Ltd.	335,956	2,707,394

		11,160,535
NORWAY—2.33%
Algeta ASA(a)	13,161	311,084
Austevoll Seafood ASA	98,142	359,786
Bakkafrost P/F	12,973	87,191
BW Offshore Ltd.	185,997	258,133
BWG Homes ASA	66,143	134,518
Cermaq ASA(a)	121,072	1,651,746
Deep Sea Supply PLC(a)	92,993	203,734
Det norske oljeselskap ASA(a)	45,311	650,594
DNO International ASA(a)(c)	1,008,304	1,599,142
EDB Business Partner ASA	39,859	90,457
Electromagnetic GeoServices AS(a)	94,570	298,815
Eltek ASA(a)	539,405	360,649
Fred Olsen Energy ASA	56,404	2,336,566
Golden Ocean Group Ltd.(c)	246,548	223,377
Kvaerner ASA	165,723	488,922
Leroey Seafood Group ASA	14,853	233,360
Marine Harvest ASA	3,131,903	1,605,221
Morpol ASA(a)	122,772	204,250
Nordic Semiconductor ASA	62,416	215,741
Northern Offshore Ltd.	177,374	360,733
Northland Resources SA(a)(c)	252,876	264,427
Norwegian Air Shuttle AS(a)	15,981	269,914
Norwegian Energy Co. ASA(a)	370,759	464,068
Norwegian Property ASA	630,026	934,863
Opera Software ASA	74,396	480,531

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Panoro Energy ASA(a)	343,873	238,920
Petroleum Geo-Services ASA(a)	190,080	2,865,294
Polarcus Ltd.(a)(c)	297,019	305,919
Pronova Biopharma ASA(a)	179,927	225,523
Prosafe SE	155,298	1,210,481
Schibsted ASA	70,881	2,701,183
Seawell Ltd.(a)	46,232	96,445
Sevan Drilling AS(a)	244,039	308,438
Songa Offshore SE(a)	159,058	547,006
SpareBank 1 SMN	386,636	2,389,329
Statoil Fuel & Retail ASA	64,676	579,768
Stolt-Nielsen Ltd.	79,341	1,419,685
Storebrand ASA(a)	402,156	1,805,660
TGS-NOPEC Geophysical Co. ASA	121,636	3,512,110
Tomra Systems ASA	328,832	2,560,232

		34,853,815
PORTUGAL—0.38%
BRISA - Auto-estradas de Portugal SA	85,258	299,035
Mota-Engil SGPS SA	216,209	356,273
Portucel Empresa Produtore de Pasta e Papel SA	1,040,642	2,638,986
Redes Energeticas Nacionais SA	391,440	1,035,662
Semapa - Sociedade de Investimento e Gestao SGPS SA(a)	180,115	1,294,226

		5,624,182
SINGAPORE—2.43%
Ascendas India Trust	189,000	124,493
Biosensors International Group Ltd.(a)(c)	1,889,000	2,038,160
Boustead Singapore Ltd.	189,000	132,894
Cambridge Industrial Trust	1,693,000	738,883
CapitaCommercial Trust(c)	2,445,000	2,549,139
CDL Hospitality Trusts	1,317,000	2,011,743
China Minzhong Food Corp. Ltd.(a)(c)	376,000	255,266
China XLX Fertiliser Ltd.	565,000	146,125
CSE Global Ltd.(a)	377,000	226,998
Ezion Holdings Ltd.	752,000	528,764
Ezra Holdings Ltd.(a)(c)	1,135,000	926,493
Frasers Centrepoint Trust	377,000	485,990
Frasers Commercial Trust	923,000	686,301
Gallant Venture Ltd.(a)(c)	921,000	212,143
GMG Global Ltd.(a)	2,444,000	274,562
Hi-P International Ltd.	190,000	137,436
Hong Leong Asia Ltd.	189,000	280,300
Hyflux Ltd.(c)	376,500	436,659
Indofood Agri Resources Ltd.(a)(c)	568,000	654,166
K-Green Trust	189,000	150,461
k1 Ventures Ltd.	377,000	29,251
KS Energy Services Ltd.(a)	190,000	138,972
Lippo Malls Indonesia Retail Trust	1,504,000	498,376
M1 Ltd.	378,000	745,430
Mapletree Industrial Trust	1,128,960	1,031,055
Mapletree Logistics Trust	1,170,000	926,695
Mewah International Inc.(c)	565,000	210,054
Midas Holdings Ltd.(c)	190,000	56,050
Oceanus Group Ltd.(a)	4,325,000	276,146
OSIM International Ltd.	377,000	368,682
Overseas Union Enterprise Ltd.(c)	189,000	358,967
Perennial China Retail Trust	1,317,000	548,173
Raffles Education Corp. Ltd.(c)	565,998	192,127
Sakari Resources Ltd.	757,000	1,205,278
SATS Ltd.	190,000	400,792

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Singapore Post Ltd.(c)	4,513,000	3,702,170
SMRT Corp. Ltd.(c)	1,693,000	2,298,747
Sound Global Ltd.(c)	941,000	403,079
STX OSV Holdings Ltd.	189,000	244,403
Suntec REIT(c)	4,137,000	4,380,078
Swiber Holdings Ltd.(a)(c)	377,000	178,247
Tat Hong Holdings Ltd.	190,000	162,006
Venture Corp. Ltd.	379,000	2,634,284
Wing Tai Holdings Ltd.	1,324,000	1,268,035
Yanlord Land Group Ltd.(c)	753,000	705,957
Ying Li International Real Estate Ltd.(a)(c)	1,317,000	324,646

		36,284,676
SPAIN—1.29%
Abengoa SA(c)	52,080	796,147
Almirall SA(c)	78,965	677,251
Banco de Valencia SA(a)(c)	93,949	24,869
Bolsas y Mercados Espanoles(c)	76,145	1,791,898
Construcciones y Auxiliar de Ferrocarriles SA	3,949	2,108,711
Deoleo SA(a)	272,617	124,484
Ebro Puleva SA	139,693	2,469,214
FAES FARMA SA	355,542	609,398
Gamesa Corporacion Tecnologica SA(c)	64,488	175,145
La Seda de Barcelona SA Class B(a)	1,124,478	26,789
Mediaset Espana Comunicacion SA	59,788	271,345
NH Hoteles SA(a)	119,388	392,670
Obrascon Huarte Lain SA	53,956	1,362,926
Papeles y Cartones de Europa SA	264,431	846,970
Sacyr Vallehermoso SA(c)	36,663	66,043
Tecnicas Reunidas SA	35,723	1,391,248
Tubacex SA(a)	339,925	857,074
Tubos Reunidos SA(c)	373,203	861,947
Viscofan SA	84,224	3,806,859
Zeltia SA(a)	292,358	572,687

		19,233,675
SWEDEN—3.12%
Active Biotech AB(a)	34,968	233,524
Alliance Oil Co. Ltd. SDR(a)	50,576	474,290
Avanza Bank Holding AB	1,846	44,205
Axfood AB	6,956	252,857
Axis Communications AB	34,783	879,489
B & B Tools AB Class B	20,682	183,800
Billerud AB	8,509	82,263
BioInvent International AB(a)	86,786	210,403
Black Earth Farming Ltd. SDR(a)	66,180	100,402
Castellum AB	283,897	3,591,281
Concentric AB	50,576	455,108
D. Carnegie & Co. AB(b)	25,632	—
Elekta AB Class B	108,295	5,492,589
Eniro AB(a)(c)	96,450	157,801
Fabege AB	269,968	2,280,735
Fastighets AB Balder Class B(a)	32,365	157,893
Gunnebo AB	54,007	235,360
Hakon Invest AB	114,123	1,661,767
Haldex AB	12,019	74,724
Hexpol AB	50,572	1,880,461
HiQ International AB(a)	63,439	344,400
Hoganas AB Class B	6,393	247,700
Hufvudstaden AB Class A	43,647	469,036
Industrial & Financial Systems Class B	14,425	246,733

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Intrum Justitia AB	152,102	2,307,541
JM AB(c)	105,844	1,959,972
Kungsleden AB	241,971	1,486,373
Lindab International AB	114,123	928,485
Loomis AB Class B	131,420	1,773,872
Lundbergforetagen AB	15,533	503,647
Meda AB Class A	266,224	2,631,216
NCC AB Class B	114,123	2,242,282
Net Entertainment NE AB(a)	31,627	311,644
Net Entertainment NE AB Redemption(a)	31,627	9,361
Net Insight AB Class B(a)(c)	476,609	148,157
Nibe Industrier AB Class B	163,372	2,587,864
Nobia AB(a)(c)	316,611	1,266,755
Nordic Mines AB(a)	26,886	151,558
Oriflame Cosmetics SA SDR(c)	48,883	1,756,585
PA Resources AB(a)(c)	739,200	172,614
Peab AB(c)	277,693	1,447,662
Proffice AB Class B	74,396	267,781
Saab AB	8,509	141,746
SAS AB(a)	185,180	227,228
Swedish Orphan Biovitrum AB(a)	54,520	178,399
TradeDoubler AB(a)	92,993	351,316
Trelleborg AB Class B	301,364	3,462,615
Unibet Group PLC	12,202	348,455
Wallenstam AB Class B	8,925	88,608
Wihlborgs Fastigheter AB	5,576	77,337

		46,585,894
SWITZERLAND—4.60%
Acino Holding AG Registered(a)	4,438	581,857
AFG Arbonia-Forster Holding AG Registered(a)	18,426	385,715
Allreal Holding AG Registered(a)	10,914	1,712,283
Ascom Holding AG Registered(a)	59,976	564,970
Autoneum Holding AG(a)	5,992	330,743
Bank Sarasin & Compagnie AG Class B Registered(a)	67,680	2,087,853
Banque Cantonale Vaudoise Registered	377	213,494
Basilea Pharmaceutica AG Registered(a)(c)	12,019	613,762
BKW SA(a)	6,050	233,295
Bobst Group AG Registered(a)(c)	13,161	376,277
Bossard Holding AG Bearer	1,106	168,157
Bucher Industries AG Registered	11,658	2,310,664
Burckhardt Compression Holding AG	7,709	2,129,711
Charles Voegele Holding AG Bearer(a)	21,058	419,930
Clariant AG Registered(a)	213,957	2,720,282
COLTENE Holding AG Registered(a)	1,881	62,275
Dufry AG Registered(a)(c)	16,733	2,269,413
EMS-Chemie Holding AG Registered	6,205	1,221,653
Flughafen Zurich AG Registered	6,581	2,450,700
Forbo Holding AG Registered(a)	3,384	2,445,771
Galenica Holding AG Registered	6,956	4,747,691
Gategroup Holding AG(a)	40,047	1,358,946
Georg Fischer AG Registered(a)	5,641	2,499,964
Gurit Holding AG Bearer(a)	752	435,798
Helvetia Holding AG Registered	1,881	673,525
Huber & Suhner AG Registered	6,656	289,662
Inficon Holding AG Registered(a)	1,128	255,514
Kaba Holding AG Class B Registered	7,897	3,093,024
Komax Holding AG Registered(a)	4,460	453,297
Kudelski SA Bearer(a)	24,254	179,837
Kuoni Reisen Holding AG Class B Registered(a)	5,641	2,035,396
Logitech International SA Registered(a)(c)	172,971	1,766,585
Meyer Burger Technology AG(a)(c)	31,398	518,889

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Micronas Semiconductor Holding AG Registered(a)	17,108	184,717
Mobilezone Holding AG Bearer	77,273	838,582
Mobimo Holding AG Registered(a)	3,949	961,526
Nobel Biocare Holding AG Registered(a)	89,118	1,095,749
OC Oerlikon Corp. AG Registered(a)	90,810	897,445
Orascom Development Holding AG(a)	21,810	370,048
Panalpina Welttransport Holding AG Registered(a)	20,870	2,034,920
Petroplus Holdings AG(a)(c)	589,756	51,981
Phoenix Mecano AG Bearer	565	341,745
PSP Swiss Property AG Registered(a)	57,532	5,165,932
PubliGroupe SA Registered	2,069	307,734
Rieter Holding AG Registered(a)	6,017	1,047,415
Schweiter Technologies AG Bearer	377	222,217
Schweizerische National-Versicherungs-Gesellschaft AG Registered	5,762	224,094
Swiss Prime Site AG Registered(a)	49,447	4,126,712
Swisslog Holding AG Registered(a)	430,952	441,564
Swissquote Group Holding SA Registered	6,393	235,604
Tecan AG Registered(a)	27,072	2,059,518
Temenos Group AG Registered(a)	83,665	1,567,019
U-Blox AG(a)	6,768	331,820
Valiant Holding Registered	15,041	1,826,165
Valora Holding AG Registered	7,521	1,574,384
Vetropack Holding AG Bearer	189	356,073
Von Roll Holding AG Bearer(a)(c)	119,851	297,102
Zehnder Group AG Bearer	7,561	556,048
Zueblin Immobilien Holding AG Registered(a)(c)	33,294	121,049

		68,844,096
UNITED KINGDOM—21.72%
Abcam PLC	107,348	644,974
Aberdeen Asset Management PLC	927,084	4,267,941
Aegis Group PLC	1,272,148	3,670,889
Afren PLC(a)	911,667	1,991,153
African Barrick Gold PLC	68,813	401,489
African Minerals Ltd.(a)	230,126	1,943,190
Allied Gold Mining PLC(a)	201,172	387,925
Amerisur Resources PLC(a)	610,473	247,829
Amlin PLC	626,454	3,354,950
Anglo Pacific Group PLC	56,024	291,119
Ashmore Group PLC	138,189	858,548
Ashtead Group PLC	607,616	2,451,895
ASOS PLC(a)	52,828	1,267,899
Aurelian Oil & Gas PLC(a)	84,888	30,326
Avanti Communications Group PLC(a)	34,407	152,530
AVEVA Group PLC	111,491	3,016,206
Avocet Mining PLC	126,322	354,051
AZ Electronic Materials SA	177,671	918,331
Bahamas Petroleum Co. PLC(a)	557,620	70,447
Barratt Developments PLC(a)	894,746	1,942,573
BBA Aviation PLC	772,538	2,477,611
Bellway PLC	177,859	2,274,430
Berkeley Group Holdings PLC (The)(a)	101,715	2,115,828
Betfair Group PLC	56,404	723,574
Blinkx PLC(a)	149,988	130,912
Bodycote PLC	335,412	2,316,980
Booker Group PLC	1,095,852	1,405,805
Borders & Southern Petroleum PLC(a)	359,925	496,795
Bovis Homes Group PLC	239,715	1,799,945
Bowleven PLC(a)(c)	200,796	289,381
Britvic PLC	277,317	1,721,129
BTG PLC(a)	439,947	2,714,038
Cable & Wireless Communications PLC	2,611,288	1,398,889

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Cable & Wireless Worldwide PLC	2,686,492	1,548,238
Cairn Energy PLC(a)	566,820	3,164,443
Cape PLC	101,903	624,504
Capital & Counties Properties PLC	462,132	1,493,363
Carillion PLC	685,301	3,246,116
Catlin Group Ltd.	439,947	3,014,804
Centamin PLC(a)	913,171	1,017,238
Chemring Group PLC	283,521	1,503,193
Chime Communications PLC	44,747	158,404
Close Brothers Group PLC	254,192	3,044,178
COLT Group SA(a)	590,168	1,019,679
Computacenter PLC	98,706	665,018
Cookson Group PLC	312,287	3,679,066
Costain Group PLC	47,191	170,504
Cove Energy PLC(a)	372,992	1,371,873
Croda International PLC	119,764	4,340,769
CSR PLC	214,709	804,348
Daily Mail & General Trust PLC Class A NVS	342,933	2,318,259
Dairy Crest Group PLC	268,480	1,312,274
Davis Service Group PLC (The)	398,372	3,331,519
De La Rue PLC	135,745	2,150,291
Debenhams PLC	1,424,185	1,910,261
Derwent London PLC	65,992	1,866,748
Development Securities PLC	119,111	319,141
Devro PLC	303,263	1,518,236
Dialog Semiconductor PLC(a)(c)	51,704	1,139,064
Domino’s Pizza UK & IRL PLC	10,544	75,251
Drax Group PLC	291,982	2,574,555
DS Smith PLC	1,280,875	3,490,157
DSG International PLC(a)	3,771,141	1,090,644
easyJet PLC	223,184	1,797,229
Electrocomponents PLC	698,796	2,583,804
Elementis PLC	432,614	1,461,904
EnQuest PLC(a)	526,191	1,082,596
Enterprise Inns PLC(a)	582,083	581,308
Falkland Oil & Gas Ltd.(a)	132,360	200,425
Faroe Petroleum PLC(a)	127,432	365,750
Fenner PLC	127,472	933,136
Ferrexpo PLC	184,063	873,359
Fidessa Group PLC	31,210	785,546
Filtrona PLC	602,352	4,542,436
FirstGroup PLC	443,331	1,402,372
Galiform PLC(a)	952,841	1,887,672
Galliford Try PLC	23,500	249,188
Gem Diamonds Ltd.(a)	136,121	572,494
Genus PLC	50,196	1,150,933
Go-Ahead Group PLC (The)	66,932	1,239,039
Grainger PLC	284,273	457,924
Great Portland Estates PLC	152,102	889,415
Greene King PLC	297,622	2,467,215
Greggs PLC	123,524	1,005,932
Gulf Keystone Petroleum Ltd.(a)(c)	735,080	2,837,928
Halfords Group PLC	271,677	1,213,639
Halma PLC	652,924	4,295,078
Hardy Oil & Gas PLC(a)	28,852	69,574
Hargreaves Lansdown PLC	114,875	982,133
Hays PLC	1,573,842	2,282,227
Henderson Group PLC	1,169,806	2,302,304
Heritage Oil PLC(a)	248,175	599,663
Highland Gold Mining Ltd.	91,186	183,610
Hikma Pharmaceuticals PLC	114,311	1,165,719
Hill & Smith Holdings PLC	36,616	196,214
Hiscox Ltd.	619,309	4,006,572

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Hochschild Mining PLC	203,241	1,656,766
Home Retail Group PLC	518,911	898,248
Homeserve PLC	460,440	1,887,907
Hunting PLC	198,916	3,071,825
IG Group Holdings PLC	410,617	3,087,195
Imagination Technologies Group PLC(a)	174,276	1,945,613
IMI PLC	308,903	4,963,455
Inchcape PLC	514,211	3,055,273
Informa PLC	756,181	5,090,979
Intermediate Capital Group PLC	515,151	2,148,205
International Personal Finance PLC	351,017	1,525,888
Interserve PLC	286,718	1,332,511
ITE Group PLC	116,379	426,911
Jardine Lloyd Thompson Group PLC	138,769	1,584,142
Jazztel PLC(a)	308,151	2,064,145
JD Wetherspoon PLC	205,309	1,351,901
JKX Oil & Gas PLC	147,777	328,756
John Wood Group PLC	348,385	4,418,315
Jupiter Fund Management PLC	58,660	217,563
Kesa Electricals PLC	690,378	610,984
Kier Group PLC	10,905	206,476
Ladbrokes PLC	1,014,697	2,956,004
Laird PLC	277,881	976,026
Lancashire Holdings Ltd.	130,856	1,710,550
Lavendon Group PLC	74,077	144,949
Logica PLC	1,868,080	2,363,084
Majestic Wine PLC	7,994	59,583
Marston’s PLC	1,026,730	1,626,409
McBride PLC(a)	166,277	342,912
Mecom Group PLC	104,535	254,624
Melrose PLC	420,577	2,985,194
Melrose Resources PLC	54,900	107,871
Michael Page International PLC	431,648	2,913,074
Micro Focus International PLC	217,397	1,643,663
Millennium & Copthorne Hotels PLC	59,036	465,715
Misys PLC(a)	377,128	2,135,438
Mitchells & Butlers PLC(a)	345,753	1,481,109
Mitie Group PLC	114,492	542,323
Mondi PLC	440,323	4,086,334
Moneysupermarket.com Group PLC	354,214	766,729
Morgan Crucible Co. PLC (The)	408,148	2,154,008
Morgan Sindall Group PLC	28,852	312,264
Nanoco Group PLC(a)	51,328	57,928
National Express Group PLC	459,688	1,617,589
Nautical Petroleum PLC(a)	49,632	272,411
New World Resources PLC Class A	75,440	498,344
Northgate PLC(a)	67,326	217,452
Ocado Group PLC(a)(c)	220,524	464,811
Ophir Energy PLC(a)	221,276	2,073,272
Pace PLC	348,949	412,231
Pan African Resources PLC	1,561,809	405,783
Paragon Group of Companies PLC	510,075	1,490,915
PartyGaming PLC	548,993	1,372,884
Patagonia Gold PLC(a)	193,461	115,451
Pendragon PLC(a)	1,699,810	407,135
Pennon Group PLC	436,750	5,219,837
Persimmon PLC	357,034	3,643,855
Petra Diamonds Ltd.(a)	403,472	1,017,492
Petropavlovsk PLC	175,979	1,362,521
Playtech Ltd.	197,788	1,194,783
Premier Farnell PLC	539,748	1,881,782
Premier Foods PLC(a)	2,010,284	530,465
Premier Oil PLC(a)	566,102	3,438,052

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

Primary Health Properties PLC	115,627	627,122
Promethean World PLC	103,595	79,065
Provident Financial PLC	170,715	3,204,614
Pursuit Dynamics PLC(a)(c)	74,531	123,448
PZ Cussons PLC	204,557	1,103,801
QinetiQ Group PLC	764,454	1,899,280
Quintain Estates and Development PLC(a)	413,351	256,742
Rathbone Brothers PLC	5,452	117,128
Raven Russia Ltd.	375,095	379,164
Redrow PLC(a)	481,873	962,463
Regus PLC	966,190	1,674,068
Renishaw PLC	17,672	415,815
Rentokil Initial PLC	2,078,088	2,920,635
Restaurant Group PLC (The)	530,568	2,420,132
Rightmove PLC	68,056	1,703,002
Rockhopper Exploration PLC(a)	218,832	1,209,080
Rotork PLC	47,943	1,718,200
RPS Group PLC	121,331	466,552
Salamander Energy PLC(a)	91,374	368,867
San Leon Energy PLC(a)	354,778	61,931
Savills PLC	62,984	365,741
SDL PLC	249,303	2,882,396
Senior PLC	181,619	628,184
Severfield-Rowen PLC	57,720	173,398
Shaftesbury PLC	432,990	3,596,414
Shanks Group PLC	275,214	413,389
SIG PLC	709,179	1,212,636
SOCO International PLC(a)	249,303	1,214,493
Spectris PLC	159,988	4,899,766
Speedy Hire PLC	467,584	208,804
Spirax-Sarco Engineering PLC	47,564	1,781,082
Spirent Communications PLC	697,898	1,926,580
Spirit Pub Co. PLC(a)	484,693	436,823
Sports Direct International PLC(a)	99,076	486,193
St James’s Place PLC	17,940	96,281
St. Modwen Properties PLC	66,216	180,373
Stagecoach Group PLC	174,768	703,817
Sthree PLC	59,412	334,290
SuperGroup PLC(a)	28,482	160,859
Synergy Health PLC	24,064	324,724
TalkTalk Telecom Group PLC	263,012	546,251
Taylor Wimpey PLC	3,493,824	2,850,909
Telecity Group PLC(a)	134,232	1,759,040
Telecom plus PLC	29,892	331,772
Thomas Cook Group PLC	883,841	322,926
Travis Perkins PLC	272,241	4,641,828
Trinity Mirror PLC(a)	609,580	321,707
TT electronics PLC	145,377	448,534
Tullett Prebon PLC	333,156	1,858,320
UBM PLC	191,584	1,833,957
UK Coal PLC(a)	312,851	101,605
Ultra Electronics Holdings PLC	142,137	3,886,829
UNITE Group PLC	235,767	747,516
Valiant Petroleum PLC(a)	26,508	251,813
Vectura Group PLC(a)	1,107,010	1,294,286
Victrex PLC	68,625	1,618,062
Volex PLC	35,535	151,616
W.S. Atkins PLC	147,965	1,746,786
WH Smith PLC	270,737	2,316,885
William Hill PLC	781,563	3,571,365
Wincanton PLC(a)	338,609	280,424
Wolfson Microelectronics PLC(a)	83,044	239,361
Workspace Group PLC	67,254	246,543

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

WSP Group PLC	65,474	267,129
Xchanging PLC(a)	75,205	123,343
Xcite Energy Ltd.(a)(c)	72,681	122,744
Yell Group PLC(a)(c)	3,973,441	251,639
Yule Catto & Co. PLC	104,347	394,466
Zanaga Iron Ore Co. Ltd.(a)	47,943	78,631

		324,695,611

TOTAL COMMON STOCKS
(Cost: $1,448,914,693)		1,482,648,262

PREFERRED STOCKS—0.18%

AUSTRALIA—0.06%
Gunns Ltd.	4,914	230,208
Multiplex SITES Trust	8,272	671,702

		901,910
GERMANY—0.12%
Fuchs Petrolub AG	28,578	1,702,098

		1,702,098
UNITED KINGDOM—0.00%
McBride PLC Class B(a)	3,325,540	5,400

		5,400

TOTAL PREFERRED STOCKS
(Cost: $2,087,903)		2,609,408

RIGHTS—0.00%

AUSTRALIA—0.00%
M2 Telecommunications Group Ltd.(a)(c)	27,871	11,606

		11,606
UNITED KINGDOM—0.00%
Redrow PLC(a)	72,280	12

		12

TOTAL RIGHTS
(Cost: $0)		11,618

SHORT-TERM INVESTMENTS—4.97%

MONEY MARKET FUNDS—4.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(e)(f)(g)	69,235,925	69,235,925
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(e)(f)(g)	5,032,902	5,032,902

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(e)(f)	48,135	48,135

		74,316,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,316,962)		74,316,962

TOTAL INVESTMENTS IN SECURITIES—104.33%
(Cost: $1,525,319,558)		1,559,586,250
Other Assets, Less Liabilities—(4.33)%		(64,661,247)

NET ASSETS—100.00%		$1,494,925,003

NVS	- Non-Voting Shares
SDR	- Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—98.62%

AUSTRALIA—9.36%
AGL Energy Ltd.	120,672	$1,881,871
Amcor Ltd.	316,512	2,477,875
AMP Ltd.	729,792	3,244,131
APA Group	91,368	496,519
ASX Ltd.	45,576	1,518,300
Australia and New Zealand Banking Group Ltd.	684,792	17,045,498
Bendigo and Adelaide Bank Ltd.	96,192	754,059
BGP Holdings PLC(a)(b)	2,256,851	299
Boral Ltd.	191,448	753,380
Caltex Australia Ltd.	35,712	511,941
CFS Retail Property Trust	464,400	930,667
Commonwealth Bank of Australia	409,896	22,176,746
Dexus Property Group	1,276,272	1,242,299
Echo Entertainment Group Ltd.	176,256	825,711
Fairfax Media Ltd.(c)	579,024	415,927
Goodman Group	368,424	1,380,772
GPT Group	454,680	1,547,836
Harvey Norman Holdings Ltd.	132,624	278,898
Leighton Holdings Ltd.	26,640	571,034
Lend Lease Group	142,272	1,103,436
Macquarie Group Ltd.	90,432	2,749,952
Metcash Ltd.	197,136	812,704
Mirvac Group	882,360	1,189,562
National Australia Bank Ltd.	573,336	15,059,061
OZ Minerals Ltd.	89,496	869,274
Qantas Airways Ltd.(a)	277,992	473,175
QBE Insurance Group Ltd.	287,928	4,148,503
Sims Metal Management Ltd.	21,528	318,695
Sonic Healthcare Ltd.	95,256	1,250,486
SP AusNet	360,576	414,792
Stockland Corp. Ltd.	624,240	2,014,581
Suncorp Group Ltd.	216,936	1,838,347
Sydney Airport	96,540	292,463
Tabcorp Holdings Ltd.	168,768	504,247
Tatts Group Ltd.	334,368	898,082
Telstra Corp. Ltd.	1,132,344	4,173,045
Toll Holdings Ltd.	173,304	1,057,250
Westfield Group	572,616	5,508,164
Westfield Retail Trust	272,304	771,071
Westpac Banking Corp.	788,400	18,655,955

		122,156,608
AUSTRIA—0.44%
Erste Group Bank AG	32,184	740,977
IMMOFINANZ AG(a)	252,216	886,627
IMMOFINANZ AG Escrow(a)(b)	269,008	36
OMV AG	42,264	1,430,627
Raiffeisen International Bank Holding AG(c)	12,528	415,945
Telekom Austria AG	85,752	940,436
Vienna Insurance Group AG	9,936	405,044
voestalpine AG	28,728	929,851

		5,749,543

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2012

BELGIUM—0.62%
Ageas	368,424	670,488
Bekaert NV	5,112	151,423
Belgacom SA(c)	39,240	1,114,548
Delhaize Group SA	26,208	1,275,636
Groupe Bruxelles Lambert SA	20,880	1,448,388
KBC Groep NV	42,048	813,085
Mobistar SA	7,344	277,705
Solvay SA	15,048	1,830,949
UCB SA	9,504	443,850

		8,026,072
DENMARK—0.28%
A.P. Moeller-Maersk A/S Class A	144	1,072,977
A.P. Moeller-Maersk A/S Class B	338	2,643,599

		3,716,576
FINLAND—0.94%
Elisa OYJ	37,440	844,395
Kesko OYJ Class B	17,496	467,305
Metso OYJ	22,104	947,886
Nokia OYJ	980,352	3,521,536
Orion OYJ Class B	24,696	503,697
Pohjola Bank PLC Class A	16,056	172,770
Sampo OYJ Class A	109,728	2,919,132
Sanoma OYJ(c)	19,800	206,768
Stora Enso OYJ Class R	148,176	1,010,009
UPM-Kymmene OYJ	135,720	1,737,043

		12,330,541
FRANCE—9.98%
ArcelorMittal	224,280	3,878,289
Arkema SA	6,984	618,494
AXA(a)	453,600	6,423,875
BNP Paribas SA	251,424	10,099,635
Bouygues SA(c)	49,608	1,347,315
Cap Gemini SA	19,512	761,582
Carrefour SA	150,768	3,028,155
CNP Assurances SA	39,168	549,512
Compagnie Generale des Etablissements Michelin Class B	46,728	3,489,398
Credit Agricole SA	261,864	1,345,809
Eiffage SA	6,192	210,458
Electricite de France	63,792	1,349,644
Eurazeo	8,208	420,588
Fonciere des Regions	7,416	574,694
France Telecom SA	484,560	6,628,241
GDF Suez	322,416	7,420,897
Gecina SA	5,976	553,905
Klepierre	28,008	886,714
Lafarge SA	52,200	2,035,025
Lagardere SCA	30,960	938,376
Natixis	241,344	735,330
Neopost SA	8,784	504,978
PPR SA	19,944	3,335,245
PSA Peugeot Citroen SA	58,608	703,565
Renault SA	49,320	2,240,649
Sanofi	297,360	22,693,288
SCOR SE	45,936	1,214,452
Societe Generale	171,216	4,047,306

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2012

Societe Television Francaise 1	15,336	148,175
STMicroelectronics NV	170,856	968,994
Suez Environnement SA	46,944	662,024
Thales SA	26,208	907,948
Total SA	551,880	26,346,992
Veolia Environnement	93,960	1,376,051
Vinci SA	117,000	5,419,936
Vivendi SA	324,144	5,991,274
Wendel	5,328	398,572

		130,255,385
GERMANY—8.11%
Allianz SE Registered	118,584	13,212,204
Axel Springer AG	10,296	469,459
Bayer AG Registered	215,640	15,186,679
Celesio AG	21,528	371,126
Commerzbank AG(a)	951,048	2,058,071
Daimler AG Registered	235,656	13,026,604
Deutsche Bank AG Registered	241,776	10,518,484
Deutsche Boerse AG	50,976	3,200,067
Deutsche Lufthansa AG Registered	60,552	787,892
Deutsche Post AG Registered	220,248	4,110,279
Deutsche Telekom AG Registered	732,528	8,257,548
E.ON AG	469,224	10,629,121
Fraport AG	3,168	205,835
Hannover Rueckversicherung AG Registered	15,984	966,071
HeidelbergCement AG	18,360	1,009,316
Merck KGaA	17,064	1,874,559
Muenchener Rueckversicherungs-Gesellschaft AG Registered	46,800	6,791,954
RWE AG	127,872	5,496,230
Siemens AG Registered	74,880	6,934,545
Volkswagen AG	3,672	626,707
Wacker Chemie AG(c)	2,664	214,694

		105,947,445
GREECE—0.08%
Hellenic Telecommunications Organization SA	32,447	106,075
Hellenic Telecommunications Organization SA SP ADR(c)	75,707	126,431
National Bank of Greece SA(a)	26,483	58,887
National Bank of Greece SA SP ADR(a)	123,641	281,901
OPAP SA	54,599	487,785

		1,061,079
HONG KONG—2.95%
BOC Hong Kong (Holdings) Ltd.	972,000	3,013,322
Cathay Pacific Airways Ltd.	288,000	488,554
Cheung Kong (Holdings) Ltd.	360,000	4,789,018
CLP Holdings Ltd.	504,000	4,317,077
First Pacific Co. Ltd.	144,000	156,479
Foxconn International Holdings Ltd.(a)	288,000	136,617
Hang Lung Group Ltd.	216,000	1,355,960
Hang Seng Bank Ltd.(c)	201,600	2,770,205
Henderson Land Development Co. Ltd.	216,000	1,230,666
HKT Trust and HKT Ltd.(a)	22,826	17,742
Hopewell Holdings Ltd.	180,000	483,774
Hutchison Whampoa Ltd.	576,000	5,542,638
Hysan Development Co. Ltd.	144,000	652,457
Kerry Properties Ltd.	180,000	822,532
New World Development Co. Ltd.	936,000	1,166,720
NWS Holdings Ltd.	321,000	484,950

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2012

Orient Overseas International Ltd.	72,000	491,895
PCCW Ltd.	1,064,000	396,373
Power Assets Holdings Ltd.	360,000	2,691,502
Sino Land Co. Ltd.	788,000	1,361,116
Sun Hung Kai Properties Ltd.	144,000	1,737,411
Swire Pacific Ltd. Class A	72,000	850,608
Wharf (Holdings) Ltd. (The)	360,625	2,152,291
Wheelock and Co. Ltd.	216,000	729,490
Yue Yuen Industrial (Holdings) Ltd.	216,000	723,921

		38,563,318
IRELAND—0.29%
CRH PLC	186,264	3,775,602
Irish Bank Resolution Corp. Ltd.(a)(b)	246,432	32

		3,775,634
ISRAEL—0.69%
Bank Hapoalim Ltd.	273,168	1,014,000
Bank Leumi le-Israel	300,888	941,385
Bezeq The Israel Telecommunication Corp. Ltd.	454,536	759,257
Cellcom Israel Ltd.(c)	14,472	181,689
Israel Discount Bank Ltd. Class A(a)(c)	198,080	256,820
Mizrahi Tefahot Bank Ltd.(a)	12,312	110,991
Partner Communications Co. Ltd.	22,536	168,562
Teva Pharmaceutical Industries Ltd.	121,968	5,510,559

		8,943,263
ITALY—2.89%
A2A SpA	283,680	180,073
Banca Carige SpA	133,560	139,651
Banca Monte dei Paschi di Siena SpA	1,313,568	466,459
Banco Popolare SpA	461,952	686,009
Enel SpA	1,711,512	5,617,872
Eni SpA	624,168	13,853,988
Exor SpA	9,936	231,059
Fiat SpA(a)	96,480	465,835
Finmeccanica SpA	102,168	438,938
Intesa Sanpaolo SpA	2,634,984	3,986,249
Intesa Sanpaolo SpA RNC	241,848	322,979
Mediaset SpA	180,144	428,458
Mediobanca SpA	48,384	236,303
Snam SpA	422,856	2,011,457
Telecom Italia SpA(a)	2,446,920	2,780,355
Telecom Italia SpA RNC(a)	1,573,056	1,478,233
Terna SpA	311,544	1,158,687
UniCredit SpA	685,296	2,726,512
Unione di Banche Italiane ScpA	141,624	525,975

		37,735,092
JAPAN—21.87%
AEON Co. Ltd.	158,400	2,071,133
AEON Credit Service Co. Ltd.(c)	21,600	378,734
Air Water Inc.	72,000	910,765
Alfresa Holdings Corp.	7,200	333,196
Amada Co. Ltd.	72,000	492,354
Aozora Bank Ltd.	144,000	371,520
Asahi Glass Co. Ltd.	246,000	1,950,254
Asahi Kasei Corp.	216,000	1,341,800
Astellas Pharma Inc.	115,200	4,681,871

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2012

Bank of Kyoto Ltd. (The)	72,000	612,286
Bank of Yokohama Ltd. (The)	288,000	1,403,119
Brother Industries Ltd.	64,800	878,121
Chiba Bank Ltd. (The)	216,000	1,317,453
Chubu Electric Power Co. Inc.	180,000	2,948,713
Chugoku Electric Power Co. Inc. (The)	79,200	1,361,909
Citizen Holdings Co. Ltd.	72,000	453,579
Coca-Cola West Co. Ltd.	14,400	261,146
Cosmo Oil Co. Ltd.	144,000	400,376
Credit Saison Co. Ltd.	36,000	777,306
Dai Nippon Printing Co. Ltd.	144,000	1,285,891
Daicel Corp.	72,000	458,088
Daido Steel Co. Ltd.	72,000	449,972
Daiichi Sankyo Co. Ltd.	180,000	3,097,501
Daiwa House Industry Co. Ltd.	84,000	1,087,808
Daiwa Securities Group Inc.	432,000	1,644,787
Denki Kagaku Kogyo K.K.	144,000	562,690
Denso Corp.	129,600	4,234,785
Eisai Co. Ltd.	64,800	2,532,106
Electric Power Development Co. Ltd.	28,820	799,864
Fuji Electric Holdings Co. Ltd.	144,000	385,948
Fuji Heavy Industries Ltd.	144,000	1,105,542
FUJIFILM Holdings Corp.	122,400	2,616,780
Fujitsu Ltd.	504,000	2,461,770
Fukuoka Financial Group Inc.	216,000	903,551
Furukawa Electric Co. Ltd.	72,000	196,581
Gunma Bank Ltd. (The)	72,000	366,109
Hachijuni Bank Ltd. (The)	72,000	393,162
Hirose Electric Co. Ltd.	2,700	284,388
Hiroshima Bank Ltd. (The)	72,000	293,068
Hitachi Chemical Co. Ltd.	28,800	537,802
Hitachi High-Technologies Corp.	21,600	545,647
Hitachi Ltd.	1,152,000	7,387,112
Hokkaido Electric Power Co. Inc.	50,400	709,495
Hokuhoku Financial Group Inc.	360,000	631,223
Honda Motor Co. Ltd.	424,800	15,407,612
IBIDEN Co. Ltd.	28,800	594,792
Idemitsu Kosan Co. Ltd.	7,200	665,489
INPEX Corp.	360	2,389,630
Isetan Mitsukoshi Holdings Ltd.	100,800	1,103,378
Isuzu Motors Ltd.	288,000	1,655,608
ITOCHU Corp.	259,200	2,941,138
J. Front Retailing Co. Ltd.	144,000	743,040
Japan Petroleum Exploration Co. Ltd.	7,200	330,490
Japan Prime Realty Investment Corp.	144	414,623
Japan Real Estate Investment Corp.	144	1,276,874
Japan Retail Fund Investment Corp.	360	574,864
JFE Holdings Inc.	79,200	1,498,794
Joyo Bank Ltd. (The)	144,000	631,223
JSR Corp.	43,200	858,103
JTEKT Corp.	64,800	716,618
JX Holdings Inc.	583,200	3,308,781
Kajima Corp.	216,000	616,795
Kamigumi Co. Ltd.	72,000	579,823
Kaneka Corp.	72,000	447,267
Kansai Electric Power Co. Inc. (The)	194,400	2,819,403
Kawasaki Kisen Kaisha Ltd.(a)	216,000	459,891
KDDI Corp.	504	3,313,921
Kinden Corp.	22,000	152,921
Kobe Steel Ltd.	288,000	414,804
Konica Minolta Holdings Inc.	108,000	884,614
Kuraray Co. Ltd.	28,800	412,639
Kyowa Hakko Kirin Co. Ltd.	32,000	337,855

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2012

Kyushu Electric Power Co. Inc.	108,000	1,435,131
Marubeni Corp.	432,000	3,019,049
Marui Group Co. Ltd.	57,600	458,809
Maruichi Steel Tube Ltd.	14,400	318,136
Mazda Motor Corp.(a)	288,000	472,515
Meiji Holdings Co. Ltd.	14,400	639,339
Mitsubishi Chemical Holdings Corp.	360,000	1,902,686
Mitsubishi Corp.	367,200	8,015,901
Mitsubishi Gas Chemical Co. Inc.	72,000	474,319
Mitsubishi Materials Corp.	288,000	865,677
Mitsubishi UFJ Financial Group Inc.	3,319,200	16,087,800
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,120	630,592
Mitsui & Co. Ltd.	446,400	7,010,904
Mitsui Chemicals Inc.	216,000	624,911
Mitsui O.S.K. Lines Ltd.	288,000	1,125,380
Mizuho Financial Group Inc.	5,961,600	9,482,412
MS&AD Insurance Group Holdings Inc.	100,808	1,872,356
NGK Insulators Ltd.	4,000	50,348
NGK Spark Plug Co. Ltd.	72,000	1,033,402
NHK Spring Co. Ltd.	14,400	151,493
Nippon Building Fund Inc.	144	1,372,459
Nippon Electric Glass Co. Ltd.	83,000	677,763
Nippon Express Co. Ltd.	144,000	546,459
Nippon Paper Group Inc.	28,800	577,118
Nippon Sheet Glass Co. Ltd.(c)	216,000	281,345
Nippon Steel Corp.	1,296,000	3,262,521
Nippon Telegraph and Telephone Corp.	115,200	5,230,133
Nippon Yusen K.K.	432,000	1,287,695
Nishi-Nippon City Bank Ltd. (The)	144,000	380,537
Nissan Motor Co. Ltd.	648,000	6,784,745
Nisshin Steel Co. Ltd.	216,000	305,692
NKSJ Holdings Inc.	97,200	2,014,729
NOK Corp.	28,800	599,842
Nomura Holdings Inc.	964,800	3,987,526
Nomura Real Estate Holdings Inc.	28,800	507,503
Nomura Real Estate Office Fund Inc.	72	418,862
NTN Corp.	144,000	550,066
NTT DoCoMo Inc.	4,032	6,877,806
Obayashi Corp.	144,000	611,385
Ono Pharmaceutical Co. Ltd.	21,600	1,222,769
ORIX Corp.	27,360	2,631,659
Osaka Gas Co. Ltd.	504,000	2,038,850
Resona Holdings Inc.	496,800	2,121,721
Ricoh Co. Ltd.	150,000	1,360,135
Sankyo Co. Ltd.	14,400	696,149
SBI Holdings Inc.	6,912	562,690
Sega Sammy Holdings Inc.	57,600	1,208,341
Seiko Epson Corp.	21,600	291,084
Sekisui Chemical Co. Ltd.	144,000	1,298,516
Sekisui House Ltd.	144,000	1,343,603
Seven & I Holdings Co. Ltd.	129,600	3,932,880
Shimizu Corp.	72,000	274,131
Shin-Etsu Chemical Co. Ltd.	72,000	4,184,107
Shinsei Bank Ltd.	360,000	468,908
Shizuoka Bank Ltd. (The)	144,000	1,509,525
Showa Denko K.K.	360,000	807,064
Showa Shell Sekiyu K.K.	50,400	318,768
Sojitz Corp.	353,400	597,520
Square Enix Holdings Co. Ltd.	7,200	141,214
Stanley Electric Co. Ltd.	36,000	555,025
Sumco Corp.(a)	21,600	232,110
Sumitomo Chemical Co. Ltd.	432,000	1,790,870
Sumitomo Corp.	295,200	4,214,766

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2012

Sumitomo Electric Industries Ltd.	201,600	2,749,607
Sumitomo Heavy Industries Ltd.	144,000	746,647
Sumitomo Metal Industries Ltd.	864,000	1,569,040
Sumitomo Metal Mining Co. Ltd.	144,000	1,904,490
Sumitomo Mitsui Financial Group Inc.	352,800	11,417,561
Sumitomo Mitsui Trust Holdings Inc.	792,050	2,341,083
Suzuken Co. Ltd.	21,600	654,668
T&D Holdings Inc.	79,200	859,996
Taisei Corp.	288,000	732,219
Takashimaya Co. Ltd.	72,000	548,262
Takeda Pharmaceutical Co. Ltd.	201,600	8,799,249
TDK Corp.	28,800	1,522,149
Teijin Ltd.	216,000	730,415
THK Co. Ltd.	14,400	289,280
Tobu Railway Co. Ltd.	144,000	734,022
Tohoku Electric Power Co. Inc.(a)	115,200	1,210,505
Tokio Marine Holdings Inc.	187,200	4,827,413
Tokyo Electric Power Co. Inc. (The)(a)	244,800	613,188
Tokyo Electron Ltd.	28,800	1,606,913
Tokyo Gas Co. Ltd.	648,000	3,132,670
Tokyu Land Corp.	144,000	699,756
TonenGeneral Sekiyu K.K.	72,000	676,310
Toppan Printing Co. Ltd.	72,000	489,649
Tosoh Corp.	72,000	201,090
Toyoda Gosei Co. Ltd.	14,400	296,494
Toyota Industries Corp.	50,400	1,434,770
Toyota Tsusho Corp.	57,600	1,149,187
Ube Industries Ltd.	288,000	739,433
USS Co. Ltd.	5,760	586,496
West Japan Railway Co.	44,500	1,830,828
Yamaguchi Financial Group Inc.	72,000	620,402
Yamaha Corp.	28,800	280,984
Yamaha Motor Co. Ltd.	21,600	290,813

		285,501,635
NETHERLANDS—2.25%
AEGON NV(a)	450,216	2,079,037
Akzo Nobel NV	60,624	3,248,471
Corio NV	16,128	721,715
Delta Lloyd NV	27,216	458,737
ING Groep NV CVA(a)	994,176	7,009,487
Koninklijke Ahold NV	106,992	1,356,899
Koninklijke DSM NV	39,888	2,286,761
Koninklijke KPN NV	385,776	3,462,336
Koninklijke Philips Electronics NV(a)	262,656	5,214,574
Reed Elsevier NV	181,944	2,145,393
Wolters Kluwer NV	78,768	1,359,464

		29,342,874
NEW ZEALAND—0.13%
Fletcher Building Ltd.	111,960	573,416
Telecom Corp. of New Zealand Ltd.	510,696	1,098,882

		1,672,298
NORWAY—0.97%
DNB ASA	253,800	2,733,677
Gjensidige Forsikring ASA	51,192	576,411
Seadrill Ltd.	42,480	1,642,588
Statoil ASA	288,288	7,689,895

		12,642,571

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2012

PORTUGAL—0.19%
Banco Espirito Santo SA Registered(a)(c)	191,232	161,987
Energias de Portugal SA	493,776	1,411,640
Portugal Telecom SGPS SA Registered	174,168	937,295

		2,510,922
SINGAPORE—1.92%
Ascendas REIT	432,546	727,144
CapitaLand Ltd.(c)	648,000	1,539,740
CapitaMall Trust Management Ltd.	576,800	839,117
CapitaMalls Asia Ltd.	216,000	268,843
ComfortDelGro Corp. Ltd.	504,000	623,228
DBS Group Holdings Ltd.	454,000	5,122,315
Fraser and Neave Ltd.	72,000	409,666
Global Logistic Properties Ltd.(a)	216,000	359,622
Golden Agri-Resources Ltd.	1,152,000	684,329
Keppel Land Ltd.(c)	216,000	553,398
Neptune Orient Lines Ltd.(a)	216,000	215,598
Oversea-Chinese Banking Corp. Ltd.	360,000	2,606,967
SembCorp Industries Ltd.	288,000	1,175,463
Singapore Airlines Ltd.(c)	144,000	1,245,292
Singapore Press Holdings Ltd.(c)	272,000	872,739
Singapore Telecommunications Ltd.	720,000	1,815,566
StarHub Ltd.	72,000	185,630
United Overseas Bank Ltd.	326,000	5,071,931
UOL Group Ltd.	144,000	526,049
Yangzijiang Shipbuilding (Holdings) Ltd.	288,000	274,663

		25,117,300
SPAIN—3.56%
Abertis Infraestructuras SA	48,658	752,851
Acciona SA	2,376	145,917
Actividades de Construcciones y Servicios SA(c)	36,144	662,562
Amadeus IT Holding SA Class A	41,616	850,448
Banco Bilbao Vizcaya Argentaria SA	1,186,240	8,016,663
Banco de Sabadell SA(c)	563,760	1,331,157
Banco Popular Espanol SA(c)	277,696	887,620
Banco Santander SA	2,141,620	13,379,031
Bankinter SA(c)	60,336	268,402
CaixaBank(c)	210,888	726,830
Fomento de Construcciones y Contratas SA(c)	12,816	218,902
Gas Natural SDG SA	89,640	1,248,124
Indra Sistemas SA(c)	26,352	273,375
Mapfre SA	203,904	589,142
Repsol YPF SA	71,928	1,375,644
Telefonica SA	1,069,128	15,579,634
Zardoya Otis SA(c)	19,224	235,356

		46,541,658
SWEDEN—2.52%
Boliden AB	72,576	1,161,501
Electrolux AB Class B	61,848	1,380,768
Husqvarna AB Class B	112,464	647,015
Investment AB Kinnevik Class B	27,144	551,895
Investor AB Class B	117,936	2,350,528
Nordea Bank AB	686,880	6,088,936

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2012

Ratos AB Class B	18,360	214,913
Securitas AB Class B	79,992	732,895
Skandinaviska Enskilda Banken AB Class A	367,560	2,479,794
Skanska AB Class B	106,488	1,732,735
SSAB AB Class A	20,808	212,309
Svenska Cellulosa AB Class B	151,488	2,399,618
Svenska Handelsbanken AB Class A	128,448	4,161,017
Telefonaktiebolaget LM Ericsson Class B(a)	510,408	5,055,987
TeliaSonera AB	561,960	3,755,399

		32,925,310
SWITZERLAND—6.18%
Baloise Holding AG Registered	12,168	941,775
Credit Suisse Group AG Registered	296,280	7,086,695
GAM Holding AG(a)	18,000	231,036
Geberit AG Registered(a)	3,744	791,576
Holcim Ltd. Registered(a)	64,080	3,988,894
Nestle SA Registered	301,248	18,453,577
Novartis AG Registered	607,968	33,524,815
Pargesa Holding SA Bearer	4,536	303,599
Swiss Life Holding AG Registered(a)	7,920	810,193
Swiss Re AG(a)	44,568	2,793,939
Swisscom AG Registered	6,192	2,306,523
Zurich Insurance Group AG Registered(a)	38,448	9,403,907

		80,636,529
UNITED KINGDOM—22.40%
3i Group PLC	163,872	508,524
AstraZeneca PLC	338,400	14,834,055
Aviva PLC	751,248	3,758,558
BAE Systems PLC	863,496	4,139,262
Balfour Beatty PLC	177,120	750,679
Barclays PLC	3,008,016	10,660,574
BP PLC	4,928,760	35,615,898
British Land Co. PLC	220,320	1,750,911
Capital Shopping Centres Group PLC	145,224	766,422
Centrica PLC	870,912	4,340,276
GlaxoSmithKline PLC	460,008	10,644,529
Hammerson PLC	185,544	1,258,211
HSBC Holdings PLC	4,655,304	41,962,899
Investec PLC	131,328	757,489
J Sainsbury PLC	310,752	1,553,710
Land Securities Group PLC	203,112	2,399,467
Legal & General Group PLC	1,520,568	2,903,751
Man Group PLC	249,264	418,934
Marks & Spencer Group PLC	409,680	2,374,976
National Grid PLC	925,272	9,999,164
Old Mutual PLC	1,265,040	3,036,162
Prudential PLC	663,192	8,125,400
Reed Elsevier PLC	157,176	1,301,675
Resolution Ltd.	182,232	662,264
Rexam PLC	222,912	1,556,496
Rio Tinto PLC	128,376	7,155,510
Royal Dutch Shell PLC Class A	946,800	33,716,547
Royal Dutch Shell PLC Class B	691,848	25,238,487
RSA Insurance Group PLC	905,400	1,543,747
SEGRO PLC	188,424	676,505
SSE PLC	120,456	2,583,911
Standard Life PLC	614,376	2,230,757
TUI Travel PLC	126,216	391,466
United Utilities Group PLC	175,392	1,761,553

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2012

Vodafone Group PLC	13,088,160	36,236,746
WPP PLC	329,688	4,462,261
Xstrata PLC	541,872	10,361,052

		292,438,828

TOTAL COMMON STOCKS
(Cost: $1,383,165,549)		1,287,590,481

PREFERRED STOCKS—0.44%

GERMANY—0.44%
Bayerische Motoren Werke AG	13,320	828,595
Porsche Automobil Holding SE	25,632	1,564,462
ProSiebenSat.1 Media AG	20,016	508,120
RWE AG NVS	9,720	384,275
Volkswagen AG	13,248	2,509,170

		5,794,622

TOTAL PREFERRED STOCKS
(Cost: $5,396,069)		5,794,622

RIGHTS—0.07%

PORTUGAL—0.01%
Banco Espirito Santo SA Registered(a)(c)	191,232	108,519

		108,519
SPAIN—0.06%
Banco Bilbao Vizcaya Argentaria SA(a)	1,212,984	174,993
Banco Santander SA(a)	2,234,808	594,534

		769,527

TOTAL RIGHTS
(Cost: $1,141,550)		878,046

SHORT-TERM INVESTMENTS—0.78%

MONEY MARKET FUNDS—0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	9,303,847	9,303,847
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	676,316	676,316

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(d)(e)	229,284	229,284

		10,209,447

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,209,447)		10,209,447

TOTAL INVESTMENTS IN SECURITIES—99.91%
(Cost: $1,399,912,615)		1,304,472,596
Other Assets, Less Liabilities—0.09%		1,179,403

NET ASSETS—100.00%		$1,305,651,999

NVS	- Non-Voting Shares
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—90.76%

BRAZIL—1.66%
Banco Santander (Brasil) SA Units SP ADR	7,422	$59,895

		59,895
CHILE—1.87%
Banco Santander (Chile) SA SP ADR	609	49,822
CorpBanca SA SP ADR	870	17,496

		67,318
CHINA—29.49%
Agile Property Holdings Ltd.	6,000	7,843
Agricultural Bank of China Ltd. Class H	72,000	34,247
Bank of China Ltd. Class H	276,000	115,626
Bank of Communications Co. Ltd. Class H	37,600	29,081
China CITIC Bank Corp. Ltd. Class H	42,200	26,872
China Construction Bank Corp. Class H	232,320	180,879
China Everbright Ltd.(a)	6,000	9,529
China Life Insurance Co. Ltd. Class H(b)	36,000	97,451
China Merchants Bank Co. Ltd. Class H(b)	18,690	40,571
China Minsheng Banking Corp. Ltd. Class H	30,300	31,441
China Overseas Land & Investment Ltd.	18,000	39,027
China Pacific Insurance (Group) Co. Ltd. Class H(b)	9,600	31,370
China Resources Land Ltd.	12,000	23,110
China Taiping Insurance Holdings Co. Ltd.(b)	5,400	11,263
Chongqing Rural Commercial Bank Co. Ltd. Class H(b)	12,000	5,553
Country Garden Holdings Co. Ltd.(b)	27,000	11,729
Evergrande Real Estate Group Ltd.	18,000	10,418
Far East Horizon Ltd.(b)	9,000	6,926
Franshion Properties (China) Ltd.(a)	66,000	18,206
Guangzhou R&F Properties Co. Ltd. Class H	6,000	8,013
Industrial and Commercial Bank of China Ltd. Class H	252,400	168,532
Longfor Properties Co. Ltd.(a)(b)	12,500	19,883
PICC Property and Casualty Co. Ltd. Class H	15,000	18,813
Ping An Insurance (Group) Co. of China Ltd. Class H	7,500	62,744
Poly (Hong Kong) Investments Ltd.(a)(b)	9,000	4,710
Renhe Commercial Holdings Co. Ltd.(a)	42,000	2,436
Shimao Property Holdings Ltd.	9,000	11,903
Shui On Land Ltd.	21,000	8,798
Sino-Ocean Land Holdings Ltd.	19,500	9,099
SOHO China Ltd.	15,000	11,659
Yuexiu Property Co. Ltd.	30,000	6,729

		1,064,461
COLOMBIA—1.76%
Bancolombia SA SP ADR(a)	939	63,692

		63,692
CZECH REPUBLIC—0.84%
Komercni Banka AS	165	30,343

		30,343

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

April 30, 2012

EGYPT—0.12%
Commercial International Bank (Egypt) SAE SP ADR	1,100	4,477

		4,477
HUNGARY—0.60%
OTP Bank Nyrt	1,218	21,464

		21,464
INDIA—7.18%
Axis Bank Ltd. SP GDR(c)	1,902	39,866
HDFC Bank Ltd. SP ADR	3,610	123,931
ICICI Bank Ltd. SP ADR	2,817	95,468

		259,265
INDONESIA—5.08%
PT Bank Central Asia Tbk	75,000	65,285
PT Bank Danamon Indonesia Tbk	34,080	20,766
PT Bank Mandiri (Persero) Tbk	48,025	38,668
PT Bank Negara Indonesia (Persero) Tbk	42,333	18,540
PT Bank Rakyat Indonesia (Persero) Tbk	55,500	40,158

		183,417
MEXICO—3.48%
Compartamos SAB de CV	12,000	14,651
Grupo Financiero Banorte SAB de CV Series O	12,300	59,682
Grupo Financiero Inbursa SAB de CV Series O	23,400	51,436

		125,769
PERU—1.94%
Credicorp Ltd.	534	69,906

		69,906
PHILIPPINES—4.32%
Ayala Corp.	4,500	45,831
Ayala Land Inc.	33,000	16,766
Bank of the Philippine Islands	23,205	40,507
BDO Unibank Inc.	9,900	15,523
Metropolitan Bank & Trust Co.	180	390
SM Prime Holdings Inc.	93,000	36,786

		155,803
POLAND—2.79%
Bank Handlowy w Warszawie SA	315	7,572
Bank Millennium SA	6,258	8,235
Bank Pekao SA	357	16,833
BRE Bank SA(b)	199	18,230
Globe Trade Centre SA(b)	1,446	3,306
Powszechna Kasa Oszczednosci Bank Polski SA	2,643	28,327
Powszechny Zaklad Ubezpieczen SA	180	18,196

		100,699
RUSSIA—4.37%
LSR Group OJSC SP GDR(c)	2,112	11,299
Sberbank of Russia SP ADR	11,316	146,542

		157,841

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

April 30, 2012

SOUTH AFRICA—11.10%
Absa Group Ltd.	1,185	24,464
African Bank Investments Ltd.	6,060	30,378
Discovery Holdings Ltd.	60	399
FirstRand Ltd.	21,279	69,382
Growthpoint Properties Ltd.	7,014	19,005
Investec Ltd.	2,565	14,771
Liberty Holdings Ltd.	30	341
MMI Holdings Ltd.	3,808	8,603
Nedbank Group Ltd.	327	7,151
Redefine Properties Ltd.	11,244	11,969
Remgro Ltd.	3,510	59,628
RMB Holdings Ltd.	8,511	36,899
RMI Holdings Ltd.	8,511	19,108
Sanlam Ltd.	4,695	20,258
Standard Bank Group Ltd.	5,304	78,532

		400,888
SOUTH KOREA—5.08%
KB Financial Group Inc. SP ADR	1,041	35,321
Shinhan Financial Group Co. Ltd. SP ADR	1,887	131,222
Woori Finance Holdings Co. Ltd. SP ADR	538	16,861

		183,404
THAILAND—5.69%
Bangkok Bank PCL NVDR	7,800	48,449
Bank of Ayudhya PCL NVDR	23,400	21,117
Kasikornbank PCL NVDR	11,100	59,019
Krung Thai Bank PCL NVDR	27,900	16,332
Siam Commercial Bank PCL NVDR	12,000	60,488

		205,405
TURKEY—3.39%
Akbank TAS	6,283	23,290
Asya Katilim Bankasi AS(b)	5,598	5,697
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	300	394
Haci Omer Sabanci Holding AS	2,259	9,375
Turkiye Garanti Bankasi AS(b)	8,637	31,721
Turkiye Halk Bankasi AS	2,470	17,272
Turkiye Is Bankasi AS Class C	7,516	17,178
Turkiye Vakiflar Bankasi TAO Class D	720	1,289
Yapi ve Kredi Bankasi AS(b)	8,769	16,202

		122,418

TOTAL COMMON STOCKS
(Cost: $3,949,595)		3,276,465

PREFERRED STOCKS—8.77%

BRAZIL—8.77%
Banco Bradesco SA SP ADR	10,047	161,053
Itau Unibanco Holding SA SP ADR	9,927	155,755

		316,808

TOTAL PREFERRED STOCKS
(Cost: $465,096)		316,808

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

April 30, 2012

SHORT-TERM INVESTMENTS —2.86%

MONEY MARKET FUNDS—2.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	92,701	92,701
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	6,739	6,739
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(d)(e)	3,919	3,919

		103,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $103,359)		103,359

TOTAL INVESTMENTS IN SECURITIES—102.39%
(Cost: $4,518,050)		3,696,632
Other Assets, Less Liabilities—(2.39)%		(86,429)

NET ASSETS—100.00%		$3,610,203

NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—87.47%

BRAZIL—9.43%
Companhia Siderurgica Nacional SA SP ADR	18,224	$162,558
Fibria Celulose SA SP ADR(a)	5,496	43,638
Vale SA SP ADR	26,554	589,499

		795,695
CHILE—4.25%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	6,144	358,134

		358,134
CHINA—11.89%
Aluminum Corp. of China Ltd. Class H(a)(b)	80,000	38,877
Angang Steel Co. Ltd. Class H(a)	32,000	21,903
Anhui Conch Cement Co. Ltd. Class H(a)	44,000	147,465
BBMG Corp. Class H	72,000	62,183
China BlueChemical Ltd. Class H(a)	176,000	125,913
China Molybdenum Co. Ltd. Class H(a)	24,000	9,343
China National Building Material Co. Ltd. Class H(a)	64,000	86,458
China Resources Cement Holdings Ltd.	96,000	76,228
China Shanshui Cement Group Ltd.	48,000	38,919
Dongyue Group Ltd.(a)	16,000	11,983
Fosun International Ltd.	44,000	26,317
Huabao International Holdings Ltd.(b)	120,000	61,564
Jiangxi Copper Co. Ltd. Class H	24,000	58,037
Lee & Man Paper Manufacturing Ltd.	40,000	18,768
Nine Dragons Paper (Holdings) Ltd.(b)	40,000	32,999
Shougang Fushan Resources Group Ltd.	48,000	16,830
Sinofert Holdings Ltd.(b)	112,000	24,399
Sinopec Shanghai Petrochemical Co. Ltd. Class H	192,000	66,824
Yingde Gases Group Co. Ltd.	24,000	27,905
Zhaojin Mining Industry Co. Ltd. Class H	16,000	22,398
Zijin Mining Group Co. Ltd. Class H(a)	85,000	27,721

		1,003,034
INDIA—3.28%
Sterlite Industries (India) Ltd. SP ADR	20,352	166,683
Tata Steel Ltd. SP GDR(b)(c)	12,588	110,271

		276,954
INDONESIA—3.86%
PT Aneka Tambang (Persero) Tbk	152,000	28,447
PT Indocement Tunggal Prakarsa Tbk	68,000	133,551
PT Semen Gresik (Persero) Tbk	100,000	132,201
PT Vale Indonesia Tbk	92,000	31,032

		325,231
MEXICO—9.95%
Cemex SAB de CV CPO(a)	288,762	208,692
Grupo Mexico SAB de CV Series B	77,799	240,398
Industrias Penoles SAB de CV	3,200	149,835
Mexichem SAB de CV	55,200	205,580
Minera Frisco SAB de CV Series A1(a)	8,000	34,653

		839,158

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

April 30, 2012

PERU—4.00%
Compania de Minas Buenaventura SA SP ADR	3,776	155,836
Southern Copper Corp.	5,530	181,826

		337,662
POLAND—3.01%
Jastrzebska Spolka Weglowa SA(a)	781	22,920
KGHM Polska Miedz SA	2,952	129,925
Synthos SA	52,288	101,139

		253,984
RUSSIA—6.44%
Mechel OAO SP ADR(a)	3,752	32,605
MMC Norilsk Nickel OJSC SP ADR	12,888	228,633
Novolipetsk Steel OJSC SP GDR(c)	2,352	50,803
Severstal OAO SP GDR(c)	4,912	66,460
Uralkali OJSC SP GDR(c)	4,352	164,723

		543,224
SOUTH AFRICA—15.57%
African Rainbow Minerals Ltd.	2,664	62,216
Anglo American Platinum Ltd.	1,360	88,442
AngloGold Ashanti Ltd.	7,760	264,916
ArcelorMittal South Africa Ltd.	4,400	33,496
Exxaro Resources Ltd.	3,376	90,170
Gold Fields Ltd.	13,056	166,608
Harmony Gold Mining Co. Ltd.	7,536	73,550
Impala Platinum Holdings Ltd.	10,592	206,779
Kumba Iron Ore Ltd.	1,552	110,040
Northam Platinum Ltd.	4,448	19,146
Pretoria Portland Cement Co. Ltd.	30,464	121,775
Sappi Ltd.(a)	21,048	76,505

		1,313,643
SOUTH KOREA—7.57%
POSCO SP ADR(b)	7,667	638,278

		638,278
TAIWAN—2.58%
China Steel Corp. SP GDR	11,159	217,935

		217,935
THAILAND—5.18%
PTT Global Chemical PCL NVDR	93,462	208,960
Siam Cement PCL NVDR	20,000	227,642

		436,602
TURKEY—0.46%
Eregli Demir ve Celik Fabrikalari TAS	20,008	27,641
Eregli Demir ve Celik Fabrikalari TAS New	8,748	11,439

		39,080

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

April 30, 2012

TOTAL COMMON STOCKS
(Cost: $9,369,502)		7,378,614

PREFERRED STOCKS—11.88%

BRAZIL—11.88%
Braskem SA Class A SP ADR(b)	5,561	81,747
Gerdau SA SP ADR	15,835	148,691
Vale SA Class A SP ADR	35,693	772,039

		1,002,477

TOTAL PREFERRED STOCKS
(Cost: $1,396,288)		1,002,477

SHORT-TERM INVESTMENTS—5.68%

MONEY MARKET FUNDS—5.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	437,321	437,321
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	31,790	31,790
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(d)(e)	10,048	10,048

		479,159

TOTAL SHORT-TERM INVESTMENTS
(Cost: $479,159)		479,159

TOTAL INVESTMENTS IN SECURITIES—105.03%
(Cost: $11,244,949)		8,860,250
Other Assets, Less Liabilities—(5.03)%		(423,971)

NET ASSETS—100.00%		$8,436,279

CPO	- Certificates of Participation (Ordinary)
NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—98.62%

AUSTRIA—0.92%
Erste Group Bank AG	3,275	$75,401
IMMOEAST AG Escrow(a)(b)	740	—
IMMOFINANZ AG(a)	16,875	59,321
IMMOFINANZ AG Escrow(a)(b)	328	—
Raiffeisen International Bank Holding AG(c)	825	27,391
Vienna Insurance Group AG	700	28,536

		190,649
BELGIUM—1.06%
Ageas	37,750	68,701
Groupe Bruxelles Lambert SA	1,400	97,114
KBC Groep NV	2,775	53,660

		219,475
DENMARK—0.99%
Danske Bank A/S(a)	11,200	181,833
TrygVesta A/S	425	23,705

		205,538
FINLAND—1.06%
Pohjola Bank PLC Class A	2,425	26,094
Sampo OYJ Class A	7,300	194,205

		220,299
FRANCE—10.37%
AXA(a)	30,200	427,692
BNP Paribas SA	16,700	670,834
CNP Assurances SA	2,550	35,776
Credit Agricole SA	17,125	88,011
Eurazeo	575	29,464
Fonciere des Regions	475	36,810
Gecina SA	375	34,758
Icade(a)	400	33,740
Klepierre	1,775	56,195
Natixis	16,050	48,901
SCOR SE	3,000	79,314
Societe Generale	11,350	268,298
Unibail-Rodamco SE	1,600	299,016
Wendel	575	43,014

		2,151,823
GERMANY—11.72%
Allianz SE Registered	7,850	874,619
Commerzbank AG(a)	62,500	135,250
Deutsche Bank AG Registered	16,050	698,257
Deutsche Boerse AG	3,375	211,869
Hannover Rueckversicherung AG Registered	1,050	63,462
Muenchener Rueckversicherungs-Gesellschaft AG Registered	3,100	449,894

		2,433,351

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

April 30, 2012

GREECE— 0.18%
National Bank of Greece SA SP ADR(a)	16,641	37,942

		37,942
ITALY—5.03%
Assicurazioni Generali SpA	20,100	273,748
Banca Carige SpA	10,975	11,476
Banca Monte dei Paschi di Siena SpA	84,275	29,927
Banco Popolare SpA	30,550	45,367
Exor SpA	1,100	25,580
Intesa Sanpaolo SpA	173,350	262,247
Intesa Sanpaolo SpA RNC	16,200	21,634
Mediobanca SpA	8,775	42,856
UniCredit SpA	69,884	278,040
Unione di Banche Italiane ScpA	14,027	52,095

		1,042,970
NETHERLANDS—3.29%
AEGON NV(a)	29,675	137,035
Corio NV	1,050	46,987
Delta Lloyd NV	1,775	29,918
ING Groep NV CVA(a)	66,500	468,862

		682,802
NORWAY—1.06%
DNB ASA	16,825	181,222
Gjensidige Forsikring ASA	3,500	39,409

		220,631
PORTUGAL—0.05%
Banco Espirito Santo SA Registered(a)(c)	12,650	10,715

		10,715
SPAIN—8.27%
Banco Bilbao Vizcaya Argentaria SA	78,714	531,953
Banco de Sabadell SA(c)	35,902	84,772
Banco Popular Espanol SA(c)	17,904	57,228
Banco Santander SA	142,400	889,595
Bankia SA(a)(c)	15,025	51,565
Bankinter SA(c)	3,725	16,570
CaixaBank(c)	13,079	45,077
Mapfre SA	13,375	38,645

		1,715,405
SWEDEN—6.63%
Industrivarden AB Class C	2,050	31,314
Investment AB Kinnevik Class B	3,550	72,179
Investor AB Class B	7,875	156,953
Nordea Bank AB	45,675	404,892
Ratos AB Class B	3,300	38,628
Skandinaviska Enskilda Banken AB Class A	24,275	163,775
Svenska Handelsbanken AB Class A	8,450	273,734
Swedbank AB Class A	14,200	235,070

		1,376,545

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

April 30, 2012

SWITZERLAND—12.66%
Baloise Holding AG Registered	850	65,788
Credit Suisse Group AG Registered	19,725	471,801
GAM Holding AG(a)	3,325	42,677
Julius Baer Group Ltd.(a)	3,550	135,914
Pargesa Holding SA Bearer	475	31,792
Partners Group Holding AG	225	42,811
Swiss Life Holding AG Registered(a)	525	53,706
Swiss Re AG(a)	5,975	374,569
UBS AG Registered(a)	62,875	784,855
Zurich Insurance Group AG Registered(a)	2,550	623,699

		2,627,612
UNITED KINGDOM—35.33%
3i Group PLC	16,525	51,280
Admiral Group PLC	3,475	68,335
Aviva PLC	49,900	249,654
Barclays PLC	200,200	709,520
British Land Co. PLC	14,450	114,836
Capital Shopping Centres Group PLC	9,525	50,268
Hammerson PLC	12,175	82,561
HSBC Holdings PLC	309,075	2,786,001
ICAP PLC	9,500	58,575
Investec PLC	9,250	53,353
Land Securities Group PLC	13,500	159,483
Legal & General Group PLC	100,750	192,397
Lloyds Banking Group PLC(a)	716,250	360,672
London Stock Exchange Group PLC	2,500	44,169
Man Group PLC	32,225	54,160
Old Mutual PLC	84,240	202,180
Prudential PLC	44,025	539,393
Resolution Ltd.	23,725	86,221
Royal Bank of Scotland Group PLC(a)	304,650	120,065
RSA Insurance Group PLC	60,400	102,985
Schroders PLC	1,950	44,901
SEGRO PLC	12,800	45,956
Standard Chartered PLC	41,275	1,009,388
Standard Life PLC	40,425	146,781

		7,333,134

TOTAL COMMON STOCKS
(Cost: $22,783,200)		20,468,891

RIGHTS—0.28%

PORTUGAL—0.03%
Banco Espirito Santo SA Registered(a)(c)	12,650	7,179

		7,179
SPAIN—0.25%
Banco Bilbao Vizcaya Argentaria SA(a)	80,425	11,603
Banco Santander SA(a)	148,100	39,399

		51,002

TOTAL RIGHTS
(Cost: $67,059)		58,181

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

April 30, 2012

SHORT-TERM INVESTMENTS—1.06%

MONEY MARKET FUNDS—1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(d)(e)(f)	200,771	200,771
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	14,594	14,594
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(d)(e)	4,823	4,823

		220,188

TOTAL SHORT-TERM INVESTMENTS
(Cost: $220,188)		220,188

TOTAL INVESTMENTS IN SECURITIES—99.96%
(Cost: $23,070,447)		20,747,260
Other Assets, Less Liabilities—0.04%		7,926

NET ASSETS—100.00%		$20,755,186

SP ADR - Sponsored American Depositary Receipts

(a) Non-income earning security.
(b) Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c) All or a portion of this security represents a security on loan. See Note 3.
(d) Affiliated issuer. See Note 2.
(e) The rate quoted is the annualized seven-day yield of the fund at period end.
(f) All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—98.82%

HONG KONG—27.21%
AIA Group Ltd.	29,800	$106,020
Bank of East Asia Ltd. (The)	5,600	20,898
BOC Hong Kong (Holdings) Ltd.	14,000	43,402
Cheung Kong (Holdings) Ltd.	5,000	66,514
First Pacific Co. Ltd.	8,000	8,693
Hang Lung Group Ltd.	3,000	18,833
Hang Lung Properties Ltd.	8,000	29,596
Hang Seng Bank Ltd.(a)	2,800	38,475
Henderson Land Development Co. Ltd.	3,000	17,093
Hong Kong Exchanges and Clearing Ltd.	3,800	60,788
Hysan Development Co. Ltd.	2,000	9,062
Kerry Properties Ltd.	2,500	11,424
Link REIT (The)	8,000	33,309
New World Development Co. Ltd.	13,000	16,204
Sino Land Co. Ltd.	8,800	15,200
Sun Hung Kai Properties Ltd.	5,000	60,327
Swire Pacific Ltd. Class A	3,000	35,442
Wharf (Holdings) Ltd. (The)	5,600	33,422
Wheelock and Co. Ltd.	3,000	10,132
Wing Hang Bank Ltd.	1,000	10,641

		645,475
JAPAN—58.45%
AEON Credit Service Co. Ltd.	300	5,260
AEON Mall Co. Ltd.	200	4,461
Aozora Bank Ltd.	2,000	5,160
Bank of Kyoto Ltd. (The)	2,000	17,008
Bank of Yokohama Ltd. (The)	5,000	24,360
Chiba Bank Ltd. (The)	2,000	12,199
Credit Saison Co. Ltd.	500	10,796
Dai-ichi Life Insurance Co. Ltd. (The)	32	40,559
Daito Trust Construction Co. Ltd.	200	18,060
Daiwa House Industry Co. Ltd.	2,000	25,900
Daiwa Securities Group Inc.	6,000	22,844
Fukuoka Financial Group Inc.	3,000	12,549
Gunma Bank Ltd. (The)	2,000	10,170
Hachijuni Bank Ltd. (The)	2,000	10,921
Hiroshima Bank Ltd. (The)	2,000	8,141
Hokuhoku Financial Group Inc.	5,000	8,767
Iyo Bank Ltd. (The)	1,000	8,316
Japan Prime Realty Investment Corp.	3	8,638
Japan Real Estate Investment Corp.	2	17,734
Japan Retail Fund Investment Corp.	7	11,178
Joyo Bank Ltd. (The)	2,000	8,767
Mitsubishi Estate Co. Ltd.	4,000	71,338
Mitsubishi UFJ Financial Group Inc.	45,600	221,018
Mitsubishi UFJ Lease & Finance Co. Ltd.	200	8,341
Mitsui Fudosan Co. Ltd.	3,000	55,495
Mizuho Financial Group Inc.	81,800	130,110
MS&AD Insurance Group Holdings Inc.	2,080	38,633
Nippon Building Fund Inc.	2	19,062
Nishi-Nippon City Bank Ltd. (The)	2,000	5,285
NKSJ Holdings Inc.	1,500	31,091
Nomura Holdings Inc.	11,000	45,463
Nomura Real Estate Holdings Inc.	300	5,286

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

April 30, 2012

Nomura Real Estate Office Fund Inc.	1	5,818
NTT Urban Development Corp.	4	3,091
ORIX Corp.	400	38,475
Resona Holdings Inc.	6,600	28,187
SBI Holdings Inc.	84	6,838
Seven Bank Ltd.	2,500	6,200
Shinsei Bank Ltd.	5,000	6,513
Shizuoka Bank Ltd. (The)	2,000	20,966
Sony Financial Holdings Inc.	600	9,829
Sumitomo Mitsui Financial Group Inc.	4,900	158,577
Sumitomo Mitsui Trust Holdings Inc.	10,940	32,336
Sumitomo Realty & Development Co. Ltd.	2,000	48,193
T&D Holdings Inc.	2,000	21,717
Tokio Marine Holdings Inc.	2,600	67,047
Tokyu Land Corp.	2,000	9,719

		1,386,416
SINGAPORE—13.16%
Ascendas REIT	6,000	10,087
CapitaLand Ltd.(a)	10,000	23,761
CapitaMall Trust Management Ltd.	8,000	11,638
CapitaMalls Asia Ltd.	6,000	7,468
City Developments Ltd.	2,000	16,391
DBS Group Holdings Ltd.	6,000	67,696
Global Logistic Properties Ltd.(b)	7,000	11,654
Keppel Land Ltd.	2,000	5,124
Oversea-Chinese Banking Corp. Ltd.	10,000	72,416
Singapore Exchange Ltd.	3,000	16,245
United Overseas Bank Ltd.	4,000	62,232
UOL Group Ltd.	2,000	7,306

		312,018

TOTAL COMMON STOCKS
(Cost: $2,395,524)		2,343,909

SHORT-TERM INVESTMENTS—0.59%

MONEY MARKET FUNDS—0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	12,744	12,744
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	926	926

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

April 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(c)(d)	343	343

		14,013

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,013)		14,013

TOTAL INVESTMENTS IN SECURITIES—99.41%
(Cost: $2,409,537)		2,357,922
Other Assets, Less Liabilities—0.59%		13,900

NET ASSETS—100.00%		$2,371,822

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—99.38%

AUSTRALIA—4.02%
AGL Energy Ltd.	15,600	$243,281
Alumina Ltd.	48,683	58,790
Amcor Ltd.	35,931	281,293
AMP Ltd.	74,541	331,356
APA Group	14,325	77,846
Asciano Group	25,827	127,176
ASX Ltd.	5,100	169,899
Australia and New Zealand Banking Group Ltd.	70,200	1,747,383
Bendigo and Adelaide Bank Ltd.	11,776	92,313
BGP Holdings PLC(a)(b)	38,252	5
BHP Billiton Ltd.	88,350	3,269,773
Boral Ltd.	32,032	126,051
Brambles Ltd.	40,500	304,835
Caltex Australia Ltd.	5,475	78,486
Campbell Brothers Ltd.	1,875	133,846
CFS Retail Property Trust	69,975	140,231
Coca-Cola Amatil Ltd.	19,200	248,853
Cochlear Ltd.	1,950	133,273
Commonwealth Bank of Australia	43,725	2,365,669
Computershare Ltd.	12,900	112,942
Crown Ltd.	16,125	152,761
CSL Ltd.	15,225	581,060
Dexus Property Group	108,000	105,125
Echo Entertainment Group Ltd.	28,144	131,847
Fairfax Media Ltd.(c)	59,630	42,834
Fortescue Metals Group Ltd.	36,000	211,375
Goodman Group	27,930	104,675
GPT Group	43,500	148,084
Harvey Norman Holdings Ltd.	24,075	50,628
Iluka Resources Ltd.	11,475	203,083
Incitec Pivot Ltd.	52,950	180,254
Insurance Australia Group Ltd.	51,150	188,504
James Hardie Industries SE	18,900	147,372
Leighton Holdings Ltd.	4,491	96,266
Lend Lease Group	11,100	86,090
Lynas Corp. Ltd.(a)	46,425	54,372
Macquarie Group Ltd.	8,550	259,998
Metcash Ltd.	17,025	70,187
Mirvac Group	93,306	125,791
National Australia Bank Ltd.	58,275	1,530,633
Newcrest Mining Ltd.	20,493	561,090
Orica Ltd.	10,878	304,290
Origin Energy Ltd.	33,212	458,469
OZ Minerals Ltd.	6,985	67,845
Qantas Airways Ltd.(a)	33,225	56,553
QBE Insurance Group Ltd.	29,100	419,277
QR National Ltd.	33,675	127,609
Ramsay Health Care Ltd.	5,850	121,986
Rio Tinto Ltd.	11,742	811,063
Santos Ltd.	24,685	360,290
Sims Metal Management Ltd.	3,600	53,293
Sonic Healthcare Ltd.	11,328	148,710
SP AusNet	109,731	126,230
Stockland Corp. Ltd.	61,585	198,750
Suncorp Group Ltd.	38,475	326,043
Sydney Airport	29,879	90,517

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Tabcorp Holdings Ltd.	28,144	84,089
Tatts Group Ltd.	53,625	144,032
Telstra Corp. Ltd.	109,052	401,891
Toll Holdings Ltd.	16,125	98,371
Transurban Group	31,050	189,745
Wesfarmers Ltd.	26,475	834,571
Westfield Group	55,650	535,314
Westfield Retail Trust	59,625	168,837
Westpac Banking Corp.	81,829	1,936,324
Whitehaven Coal Ltd.	12,225	67,707
Woodside Petroleum Ltd.	17,032	619,172
Woolworths Ltd.	33,075	893,185
WorleyParsons Ltd.	5,625	165,429

		24,884,922
AUSTRIA—0.14%
Erste Group Bank AG	6,162	141,869
IMMOEAST AG Escrow(a)(b)	5,270	1
IMMOFINANZ AG(a)	22,142	77,837
OMV AG	4,725	159,940
Raiffeisen International Bank Holding AG(c)	2,100	69,722
Telekom Austria AG	10,950	120,088
Verbund AG	3,076	86,086
Vienna Insurance Group AG	1,500	61,148
voestalpine AG	3,900	126,233

		842,924
BELGIUM—0.46%
Ageas	64,891	118,094
Anheuser-Busch InBev NV	22,125	1,594,489
Bekaert NV	600	17,773
Belgacom SA(c)	3,828	108,728
Colruyt SA	2,730	111,831
Delhaize Group SA	2,700	131,419
Groupe Bruxelles Lambert SA	2,114	146,642
KBC Groep NV	4,979	96,279
Mobistar SA	1,217	46,019
Solvay SA	1,488	181,051
UCB SA	2,952	137,863
Umicore	2,952	160,172

		2,850,360
CANADA—5.54%
Agnico-Eagle Mines Ltd.	4,800	191,718
Agrium Inc.	4,425	389,760
Alimentation Couche-Tard Inc. Class B	4,500	195,177
ARC Resources Ltd.	7,050	145,146
Athabasca Oil Sands Corp.(a)	7,500	88,061
Bank of Montreal	17,106	1,015,850
Bank of Nova Scotia	29,325	1,626,611
Barrick Gold Corp.	26,925	1,089,046
Baytex Energy Corp.	3,225	170,431
BCE Inc.	5,925	240,011
Bell Aliant Inc.	2,100	55,606
Bombardier Inc. Class B	41,850	177,067
Bonavista Energy Corp.	3,150	56,818
Brookfield Asset Management Inc. Class A	14,700	485,065
Brookfield Office Properties Inc.	7,125	129,021
CAE Inc.	12,300	134,460
Cameco Corp.	9,975	220,713

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Canadian Imperial Bank of Commerce	11,025	831,715
Canadian National Railway Co.	12,825	1,094,334
Canadian Natural Resources Ltd.	31,500	1,094,266
Canadian Oil Sands Ltd.	12,675	280,070
Canadian Pacific Railway Ltd.	4,575	354,025
Canadian Tire Corp. Ltd. Class A	2,175	152,104
Canadian Utilities Ltd. Class A	2,700	190,185
Cenovus Energy Inc.	20,025	726,652
Centerra Gold Inc.	4,500	58,257
CGI Group Inc. Class A(a)	7,875	176,718
CI Financial Corp.	4,275	102,337
Crescent Point Energy Corp.	8,180	357,355
Eldorado Gold Corp.	16,950	240,194
Enbridge Inc.	22,350	936,350
Encana Corp.	21,375	447,643
Enerplus Corp.	7,350	135,997
Fairfax Financial Holdings Ltd.	757	310,317
Finning International Inc.	3,975	111,048
First Quantum Minerals Ltd.	12,750	264,821
Fortis Inc.	5,550	192,462
Franco-Nevada Corp.	4,200	188,372
George Weston Ltd.	1,350	86,265
Gildan Activewear Inc.	3,825	110,149
Goldcorp Inc.	21,600	827,094
Great-West Lifeco Inc.	6,525	165,115
H&R Real Estate Investment Trust	2,100	51,865
Husky Energy Inc.	8,775	228,890
IAMGOLD Corp.	10,875	134,844
IGM Financial Inc.	3,750	175,932
Imperial Oil Ltd.	9,000	418,958
Industrial Alliance Insurance and Financial Services Inc.	2,175	69,348
Inmet Mining Corp.	1,725	94,880
Intact Financial Corp.	2,625	169,465
Ivanhoe Mines Ltd.(a)(c)	7,902	92,221
Kinross Gold Corp.	28,816	258,132
Loblaw Companies Ltd.	4,800	162,032
Magna International Inc. Class A	6,075	266,194
Manulife Financial Corp.	49,355	674,919
Metro Inc. Class A	1,725	95,159
National Bank of Canada	5,025	392,153
New Gold Inc.(a)	11,625	105,901
Nexen Inc.	14,250	275,350
Niko Resources Ltd.	1,875	78,989
Onex Corp.	4,350	172,732
Open Text Corp.(a)	2,175	121,921
Osisko Mining Corp.(a)	7,050	72,573
Pacific Rubiales Energy Corp.	7,875	225,900
Pan American Silver Corp.	3,675	71,458
Pembina Pipeline Corp.	6,750	204,150
Pengrowth Energy Corp.	8,325	74,828
Penn West Petroleum Ltd.	12,000	205,638
Potash Corp. of Saskatchewan Inc.	23,334	991,981
Power Corp. of Canada	9,075	251,229
Power Financial Corp.	6,075	182,013
Precision Drilling Corp.(a)	6,375	58,720
Progress Energy Resources Corp.	5,700	62,715
Research In Motion Ltd.(a)	13,650	195,227
Ritchie Bros. Auctioneers Inc.	1,575	33,319
Rogers Communications Inc. Class B	12,225	456,233
Royal Bank of Canada	39,000	2,253,667
Saputo Inc.	5,025	234,834
Shaw Communications Inc. Class B	10,350	213,296
Shoppers Drug Mart Corp.	5,325	229,396

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Silver Wheaton Corp.	10,650	325,122
Sino-Forest Corp. Class A(a)(b)(c)	8,036	1
SNC-Lavalin Group Inc.	3,975	149,432
Sun Life Financial Inc.	15,675	384,279
Suncor Energy Inc.	43,503	1,436,817
Talisman Energy Inc.	29,325	383,500
Teck Resources Ltd. Class B	16,500	615,608
TELUS Corp. NVS	4,425	259,646
Thomson Reuters Corp.	11,780	351,987
Tim Hortons Inc.	3,225	186,132
TMX Group Inc.	2,741	125,127
Toronto-Dominion Bank (The)	25,050	2,116,934
Tourmaline Oil Corp.(a)	3,388	81,652
TransAlta Corp.	6,675	110,670
TransCanada Corp.	18,225	801,719
Valeant Pharmaceuticals International Inc.(a)	7,875	438,009
Vermilion Energy Inc.	2,550	123,635
Viterra Inc.	9,675	155,807
Yamana Gold Inc.	22,050	323,401

		34,270,946
DENMARK—0.54%
A.P. Moeller-Maersk A/S Class B	40	312,852
Carlsberg A/S Class B	2,925	252,087
Coloplast A/S Class B	975	180,409
Danske Bank A/S(a)	18,000	292,231
DSV A/S	6,375	145,182
Novo Nordisk A/S Class B	11,850	1,747,809
Novozymes A/S Class B	7,125	186,855
TDC A/S	10,200	73,135
TrygVesta A/S	900	50,200
Vestas Wind Systems A/S(a)(c)	5,400	47,663
William Demant Holding A/S(a)(c)	753	71,073

		3,359,496
FINLAND—0.38%
Elisa OYJ	5,100	115,022
Fortum OYJ	13,425	288,741
Kesko OYJ Class B	2,550	68,108
Kone OYJ Class B	4,650	287,723
Metso OYJ	3,975	170,460
Neste Oil OYJ	4,425	52,300
Nokia OYJ	98,775	354,811
Nokian Renkaat OYJ	3,525	167,165
Orion OYJ Class B	1,575	32,124
Sampo OYJ Class A	13,125	349,169
Stora Enso OYJ Class R	10,950	74,638
UPM-Kymmene OYJ	16,425	210,219
Wartsila OYJ Abp	5,175	209,454

		2,379,934
FRANCE—4.01%
Accor SA	4,950	170,963
Aeroports de Paris	1,425	119,878
Alcatel-Lucent(a)(c)	66,600	102,605
ALSTOM	5,100	182,118
ArcelorMittal	23,183	400,885
Arkema SA	1,500	132,838
AtoS	1,875	120,745
AXA(a)	46,078	652,556

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

BNP Paribas SA	25,889	1,039,954
Bouygues SA	6,309	171,348
Bureau Veritas SA	1,050	93,543
Cap Gemini SA	4,050	158,077
Carrefour SA	16,125	323,868
Casino Guichard-Perrachon SA(a)	1,425	139,927
Christian Dior SA	1,350	203,426
CNP Assurances SA	4,800	67,342
Compagnie de Saint-Gobain	10,504	439,947
Compagnie Generale de Geophysique-Veritas(a)	4,575	130,248
Compagnie Generale des Etablissements Michelin Class B	5,037	376,136
Credit Agricole SA	24,605	126,454
Danone SA	15,235	1,071,731
Dassault Systemes SA	2,100	203,790
Edenred SA	5,475	174,856
Eiffage SA	975	33,139
Electricite de France	6,600	139,636
Essilor International SA	5,475	482,178
Eurazeo	723	37,047
European Aeronautic Defence and Space Co. NV	10,500	414,486
Eutelsat Communications	3,975	141,471
Fonciere des Regions	300	23,248
France Telecom SA	50,700	693,519
GDF Suez	34,276	788,915
Gecina SA	600	55,613
Groupe Eurotunnel SA Registered	12,750	107,276
Icade(a)	975	82,241
Iliad SA	450	57,922
Klepierre	3,301	104,507
L’Air Liquide SA	8,283	1,065,271
L’Oreal SA	6,600	793,963
Lafarge SA	5,486	213,873
Lagardere SCA	3,900	118,206
Legrand SA	4,800	162,002
LVMH Moet Hennessy Louis Vuitton SA	7,050	1,167,778
Natixis	27,323	83,248
Neopost SA	1,275	73,298
Pernod Ricard SA	5,778	599,638
PPR SA	2,250	376,269
PSA Peugeot Citroen SA	6,790	81,511
Publicis Groupe SA	3,975	204,973
Renault SA	5,400	245,327
Safran SA	5,475	202,900
Sanofi	30,825	2,352,437
Schneider Electric SA(a)	13,350	820,036
SCOR SE	5,270	139,328
SES SA Class A FDR	7,002	167,649
Societe Generale	17,325	409,539
Societe Television Francaise 1	5,400	52,174
Sodexo	3,075	244,846
STMicroelectronics NV	19,950	113,145
Suez Environnement SA	10,351	145,974
Technip SA	2,775	313,772
Thales SA	2,775	96,137
Total SA	57,900	2,764,171
Unibail-Rodamco SE	2,775	518,606
Vallourec SA	2,850	171,367
Veolia Environnement	9,975	146,085
Vinci SA	11,550	535,045
Vivendi SA	33,600	621,041
Wendel	900	67,326

		24,831,368

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

GERMANY—3.58%
Adidas AG	5,325	444,018
Allianz SE Registered	12,825	1,428,915
BASF SE	25,500	2,098,945
Bayer AG Registered	22,575	1,589,869
Bayerische Motoren Werke AG	9,600	912,423
Beiersdorf AG	3,525	247,272
Brenntag AG	900	112,091
Celesio AG	2,550	43,960
Commerzbank AG(a)(c)	94,698	204,927
Continental AG	1,875	181,707
Daimler AG Registered	25,275	1,397,153
Deutsche Bank AG Registered	24,900	1,083,276
Deutsche Boerse AG	5,552	348,532
Deutsche Lufthansa AG Registered	7,275	94,661
Deutsche Post AG Registered	21,825	407,299
Deutsche Telekom AG Registered	80,400	906,323
E.ON AG	49,500	1,121,301
Fraport AG	1,125	73,095
Fresenius Medical Care AG & Co. KGaA	5,400	383,303
Fresenius SE & Co. KGaA	2,700	269,448
GEA Group AG	6,075	200,451
Hannover Rueckversicherung AG Registered	1,650	99,726
HeidelbergCement AG	3,675	202,028
Henkel AG & Co. KGaA	3,375	206,553
Hochtief AG	1,125	65,947
Infineon Technologies AG	28,200	280,715
K+S AG Registered	4,524	226,067
Kabel Deutschland Holding AG(a)	2,100	132,302
LANXESS AG	2,025	161,213
Linde AG	4,650	795,778
MAN SE	1,725	217,901
Merck KGaA	1,875	205,977
METRO AG	3,600	116,141
Muenchener Rueckversicherungs-Gesellschaft AG Registered	5,550	805,456
QIAGEN NV(a)	6,525	107,866
RWE AG	13,734	590,319
Salzgitter AG	1,275	66,556
SAP AG	25,425	1,685,591
Siemens AG Registered	23,025	2,132,317
Suedzucker AG	1,500	45,653
ThyssenKrupp AG	10,125	239,877
Volkswagen AG	975	166,405
Wacker Chemie AG(c)	375	30,222

		22,129,579
GREECE—0.04%
Coca-Cola Hellenic Bottling Co. SA(a)	5,100	101,252
Hellenic Telecommunications Organization SA	2,460	8,042
Hellenic Telecommunications Organization SA SP ADR	7,875	13,151
National Bank of Greece SA(a)	23,944	53,241
OPAP SA	5,620	50,209

		225,895
HONG KONG—1.39%
AIA Group Ltd.	240,000	853,856
ASM Pacific Technology Ltd.	7,500	101,608
Bank of East Asia Ltd. (The)	60,480	225,696
BOC Hong Kong (Holdings) Ltd.	112,500	348,764
Cheung Kong (Holdings) Ltd.	37,000	492,205

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

CLP Holdings Ltd.	37,500	321,211
Foxconn International Holdings Ltd.(a)	75,000	35,577
Galaxy Entertainment Group Ltd.(a)	75,000	234,443
Hang Lung Properties Ltd.(c)	75,000	277,464
Hang Seng Bank Ltd.(c)	22,500	309,175
Hong Kong and China Gas Co. Ltd. (The)	150,182	384,082
Hong Kong Exchanges and Clearing Ltd.(c)	30,000	479,907
Hopewell Holdings Ltd.	37,500	100,786
Hutchison Whampoa Ltd.	75,000	721,698
Kerry Properties Ltd.	37,500	171,361
Li & Fung Ltd.	150,000	320,969
Link REIT (The)	75,000	312,268
MTR Corp. Ltd.	75,000	266,830
New World Development Co. Ltd.	150,000	186,974
Power Assets Holdings Ltd.	37,500	280,365
Sands China Ltd.	60,000	235,893
Sino Land Co. Ltd.	150,000	259,096
SJM Holdings Ltd.	75,000	164,739
Sun Hung Kai Properties Ltd.	35,000	422,287
Swire Pacific Ltd. Class A	37,500	443,025
Wharf (Holdings) Ltd. (The)	75,800	452,392
Wheelock and Co. Ltd.	25,000	84,432
Wynn Macau Ltd.	30,000	96,291

		8,583,394
IRELAND—0.13%
CRH PLC	19,804	401,430
Elan Corp. PLC(a)	13,425	185,683
Irish Bank Resolution Corp. Ltd.(b)	6,552	1
Kerry Group PLC Class A	4,275	195,405

		782,519
ISRAEL—0.29%
Bank Hapoalim Ltd.	29,175	108,298
Bank Leumi le-Israel	31,425	98,319
Bezeq The Israel Telecommunication Corp. Ltd.	41,700	69,656
Cellcom Israel Ltd.	4,680	58,755
Delek Group Ltd. (The)	150	29,232
Israel Chemicals Ltd.	10,350	118,523
Israel Corp. Ltd. (The)	75	48,919
NICE Systems Ltd.(a)	1,050	39,755
Partner Communications Co. Ltd.	6,675	49,927
Teva Pharmaceutical Industries Ltd.	25,875	1,169,042

		1,790,426
ITALY—0.99%
A2A SpA	61,425	38,991
Assicurazioni Generali SpA	30,763	418,971
Atlantia SpA	7,737	117,251
Autogrill SpA	4,275	42,549
Banca Carige SpA	28,805	30,119
Banca Monte dei Paschi di Siena SpA	224,250	79,633
Banco Popolare SpA	39,225	58,250
Enel Green Power SpA	36,600	59,099
Enel SpA	174,763	573,643
Eni SpA	65,345	1,450,393
Fiat Industrial SpA	21,979	249,304
Fiat SpA(a)	23,479	113,364
Finmeccanica SpA	6,611	28,402
Intesa Sanpaolo SpA	264,174	399,647

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Intesa Sanpaolo SpA RNC	26,100	34,856
Luxottica Group SpA	3,825	136,943
Mediaset SpA	20,775	49,412
Mediobanca SpA	16,885	82,465
Pirelli & C. SpA	9,165	111,599
Prysmian SpA	4,875	79,363
Saipem SpA	7,575	374,166
Snam SpA	38,775	184,446
Telecom Italia SpA(a)	272,851	310,032
Telecom Italia SpA RNC(a)	175,350	164,780
Tenaris SA	11,925	230,910
Terna SpA	46,445	172,737
UniCredit SpA	112,326	446,899
Unione di Banche Italiane ScpA	20,898	77,613

		6,115,837
NETHERLANDS—1.08%
AEGON NV(a)	42,300	195,336
Akzo Nobel NV	6,750	361,691
ASML Holding NV	11,850	602,895
Corio NV	1,725	77,192
Fugro NV CVA	1,350	98,381
Heineken Holding NV	2,475	114,587
Heineken NV	6,975	381,410
ING Groep NV CVA(a)	102,150	720,214
Koninklijke Ahold NV	36,000	456,561
Koninklijke DSM NV	4,725	270,882
Koninklijke KPN NV	42,900	385,027
Koninklijke Philips Electronics NV(a)	28,031	556,506
Randstad Holding NV	2,850	98,679
Reed Elsevier NV	19,275	227,281
Royal Boskalis Westminster NV CVA	1,200	43,772
Royal Vopak NV	1,950	125,678
SBM Offshore NV	4,433	80,529
TNT Express NV	10,804	130,985
Unilever NV CVA	45,922	1,572,380
Wolters Kluwer NV	9,075	156,626

		6,656,612
NEW ZEALAND—0.05%
Auckland International Airport Ltd.	47,700	98,735
Contact Energy Ltd.(a)	11,554	45,847
Fletcher Building Ltd.	11,850	60,691
Telecom Corp. of New Zealand Ltd.	47,100	101,347

		306,620
NORWAY—0.43%
Aker Solutions ASA	4,650	78,943
DNB ASA	26,250	282,739
Norsk Hydro ASA	31,753	154,321
Orkla ASA	12,900	94,672
Seadrill Ltd.	9,450	365,406
Statoil ASA	32,850	876,252
Subsea 7 SA(a)	7,275	188,341
Telenor ASA	18,600	341,585
Yara International ASA	5,104	250,106

		2,632,365

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

PORTUGAL—0.08%
Banco Espirito Santo SA Registered(a)(c)	17,327	14,677
CIMPOR-Cimentos de Portugal SGPS SA	4,580	33,461
EDP Renovaveis SA(a)	1,800	7,667
Energias de Portugal SA	69,000	197,262
Galp Energia SGPS SA Class B	4,350	68,456
Jeronimo Martins SGPS SA	4,425	82,872
Portugal Telecom SGPS SA Registered	20,555	110,618

		515,013
SINGAPORE—0.81%
Ascendas REIT	75,000	126,081
CapitaLand Ltd.	75,000	178,211
CapitaMall Trust Management Ltd.	150,200	218,508
ComfortDelGro Corp. Ltd.	150,000	185,484
DBS Group Holdings Ltd.	49,000	552,849
Genting Singapore PLC(a)	225,800	315,715
Global Logistic Properties Ltd.(a)	75,000	124,869
Golden Agri-Resources Ltd.	225,000	133,658
Hutchison Port Holdings Trust	150,000	113,250
Keppel Corp. Ltd.	75,200	671,591
Neptune Orient Lines Ltd.(a)	75,499	75,359
Noble Group Ltd.	94,163	89,802
Oversea-Chinese Banking Corp. Ltd.	75,000	543,118
Singapore Press Holdings Ltd.(c)	40,000	128,344
Singapore Technologies Engineering Ltd.	75,000	182,454
Singapore Telecommunications Ltd.	225,000	567,364
United Overseas Bank Ltd.	32,000	497,858
Wilmar International Ltd.(c)	75,000	295,199

		4,999,714
SPAIN—1.18%
Abertis Infraestructuras SA	9,560	147,915
Acciona SA	825	50,666
Acerinox SA	3,825	46,490
Actividades de Construcciones y Servicios SA(c)	5,025	92,114
Amadeus IT Holding SA Class A	6,375	130,277
Banco Bilbao Vizcaya Argentaria SA	148,200	1,001,542
Banco de Sabadell SA(c)	46,285	109,289
Banco Popular Espanol SA(c)	27,246	87,088
Banco Santander SA	232,836	1,454,563
Bankia SA(a)(c)	23,550	80,823
Bankinter SA(c)	9,231	41,064
CaixaBank(c)	18,214	62,775
Distribuidora Internacional de Alimentacion SA(a)	16,125	77,259
Enagas SA	5,325	93,561
Ferrovial SA	9,156	101,940
Gas Natural SDG SA	7,800	108,605
Grifols SA(a)(c)	3,225	81,207
Iberdrola SA	116,547	542,517
Indra Sistemas SA(c)	4,500	46,683
Industria de Diseno Textil SA	5,550	499,140
International Consolidated Airlines Group SA(a)	32,124	92,263
Mapfre SA	33,829	97,742
Red Electrica Corporacion SA	3,300	143,654
Repsol YPF SA	21,900	418,844
Telefonica SA	110,550	1,610,966
Zardoya Otis SA(c)	4,096	50,147

		7,269,134

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

SWEDEN—1.44%
Alfa Laval AB	11,100	221,229
Assa Abloy AB Class B	8,625	251,309
Atlas Copco AB Class A	18,075	430,143
Atlas Copco AB Class B	10,425	218,785
Boliden AB	10,725	171,642
Electrolux AB Class B	7,725	172,462
Getinge AB Class B	6,226	167,055
Hennes & Mauritz AB Class B(a)	26,850	922,110
Hexagon AB Class B	5,325	108,110
Husqvarna AB Class B	9,079	52,232
Investment AB Kinnevik Class B	5,925	120,468
Investor AB Class B	10,425	207,776
Lundin Petroleum AB(a)	6,150	122,298
Millicom International Cellular SA SDR	1,950	207,084
Modern Times Group MTG AB Class B	590	28,678
Nordea Bank AB	78,000	691,441
Ratos AB Class B	5,550	64,965
Sandvik AB	26,625	421,749
Scania AB Class B	10,200	208,450
Securitas AB Class B	10,575	96,889
Skandinaviska Enskilda Banken AB Class A	44,476	300,063
Skanska AB Class B	13,125	213,565
SKF AB Class B	9,750	231,302
SSAB AB Class A	5,700	58,159
Svenska Cellulosa AB Class B	14,925	236,417
Svenska Handelsbanken AB Class A	13,500	437,327
Swedbank AB Class A	21,682	358,929
Swedish Match AB	8,025	326,092
Tele2 AB Class B	7,950	151,471
Telefonaktiebolaget LM Ericsson Class B(a)	85,126	843,239
TeliaSonera AB	63,075	421,510
Volvo AB Class B	33,675	466,808

		8,929,757
SWITZERLAND—3.88%
ABB Ltd. Registered(a)	62,100	1,131,641
Actelion Ltd. Registered(a)	3,100	131,152
Adecco SA Registered(a)	3,692	179,790
Aryzta AG(a)	2,025	101,958
Baloise Holding AG Registered	1,461	113,078
Barry Callebaut AG Registered(a)	75	72,178
Compagnie Financiere Richemont SA Class A Bearer	14,250	880,764
Credit Suisse Group AG Registered	32,610	779,996
GAM Holding AG(a)	4,575	58,722
Geberit AG Registered(a)	1,143	241,659
Givaudan SA Registered(a)	229	222,276
Holcim Ltd. Registered(a)	6,833	425,345
Julius Baer Group Ltd.(a)	5,175	198,128
Kuehne & Nagel International AG Registered	1,957	237,820
Lonza Group AG Registered(a)	1,542	69,536
Nestle SA Registered	91,998	5,635,530
Novartis AG Registered	64,018	3,530,106
Pargesa Holding SA Bearer	1,151	77,038
Partners Group Holding AG	375	71,352
Roche Holding AG Genusschein	19,200	3,507,255
Schindler Holding AG Participation Certificates	1,275	164,915
Schindler Holding AG Registered	450	57,511
SGS SA Registered	150	289,704
Sika AG Bearer	75	158,899
Sonova Holding AG Registered(a)	1,350	149,033

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Straumann Holding AG Registered	150	24,888
Sulzer AG Registered	675	97,050
Swatch Group AG (The) Bearer	750	345,893
Swatch Group AG (The) Registered	1,202	95,879
Swiss Life Holding AG Registered(a)	1,217	124,496
Swiss Re AG(a)	10,779	675,729
Swisscom AG Registered	600	223,500
Syngenta AG Registered	2,550	895,373
Synthes Inc.(d)	1,500	258,635
Transocean Ltd.	9,225	460,411
UBS AG Registered(a)	102,227	1,276,078
Zurich Insurance Group AG Registered(a)	4,125	1,008,924

		23,972,242
UNITED KINGDOM—10.60%
3i Group PLC	36,453	113,120
Admiral Group PLC	4,050	79,643
Aggreko PLC	5,775	211,093
AMEC PLC	9,825	181,082
Anglo American PLC	36,604	1,407,526
Antofagasta PLC	9,375	179,791
Aon PLC	7,500	388,500
ARM Holdings PLC	36,300	308,876
Associated British Foods PLC	8,625	170,730
AstraZeneca PLC	37,500	1,643,845
Aviva PLC	73,575	368,102
Babcock International Group PLC	6,675	90,074
BAE Systems PLC	100,800	483,196
Balfour Beatty PLC	21,304	90,292
Barclays PLC	318,826	1,129,937
BG Group PLC	92,775	2,185,219
BHP Billiton PLC	59,325	1,902,134
BP PLC	516,900	3,735,191
British American Tobacco PLC	55,276	2,835,518
British Land Co. PLC	22,875	181,791
British Sky Broadcasting Group PLC	32,625	359,192
BT Group PLC	221,100	756,843
Bunzl PLC	7,425	123,344
Burberry Group PLC	12,675	305,647
Capita PLC	15,600	167,952
Capital Shopping Centres Group PLC	9,752	51,466
Carnival PLC	5,250	170,760
Centrica PLC	141,452	704,940
Cobham PLC	36,825	135,443
Compass Group PLC	52,575	549,808
Diageo PLC	70,950	1,786,942
Eurasian Natural Resources Corp.	9,226	83,822
Experian PLC	27,750	438,227
Fresnillo PLC	4,954	125,495
G4S PLC	33,675	152,894
GKN PLC	42,300	139,919
GlaxoSmithKline PLC	139,650	3,231,484
Glencore International PLC(c)	41,850	289,230
Hammerson PLC	22,130	150,068
HSBC Holdings PLC	486,675	4,386,887
ICAP PLC	15,525	95,723
Imperial Tobacco Group PLC	28,651	1,146,375
Inmarsat PLC	8,325	59,455
InterContinental Hotels Group PLC	9,150	217,970
International Power PLC	41,408	280,393
Intertek Group PLC	4,425	180,716
Invensys PLC	23,175	83,582

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Investec PLC	14,250	82,193
ITV PLC	60,375	82,059
J Sainsbury PLC	38,325	191,619
Johnson Matthey PLC	5,775	217,001
Kazakhmys PLC	6,900	96,471
Kingfisher PLC	69,075	325,847
Land Securities Group PLC	26,929	318,126
Legal & General Group PLC	170,700	325,977
Lloyds Banking Group PLC(a)	1,105,425	556,644
London Stock Exchange Group PLC	4,725	83,479
Lonmin PLC	5,335	90,271
Man Group PLC	57,975	97,438
Marks & Spencer Group PLC	47,100	273,046
Meggitt PLC	21,375	141,790
National Grid PLC	102,988	1,112,963
Next PLC	5,325	253,271
Old Mutual PLC	129,609	311,068
Pearson PLC	23,775	447,842
Petrofac Ltd.	7,425	209,191
Prudential PLC	69,525	851,817
Randgold Resources Ltd.	2,850	251,068
Reckitt Benckiser Group PLC	16,950	987,296
Reed Elsevier PLC	31,425	260,251
Resolution Ltd.	24,450	88,856
Rexam PLC	31,286	218,456
Rio Tinto PLC	38,700	2,157,087
Rolls-Royce Holdings PLC(a)	51,013	682,167
Royal Bank of Scotland Group PLC(a)	428,775	168,984
Royal Dutch Shell PLC Class A	98,175	3,496,115
Royal Dutch Shell PLC Class B	73,500	2,681,266
RSA Insurance Group PLC	67,575	115,218
SABMiller PLC	25,350	1,065,546
Sage Group PLC (The)	34,200	158,888
Schroders PLC	4,800	110,526
SEGRO PLC	12,525	44,969
Serco Group PLC	15,750	138,748
Severn Trent PLC	6,150	168,775
Shire PLC	14,400	470,007
Smith & Nephew PLC	25,950	255,573
Smiths Group PLC	8,775	152,467
SSE PLC	24,150	518,043
Standard Chartered PLC	65,325	1,597,536
Standard Life PLC	57,075	207,235
Tate & Lyle PLC	12,825	143,803
Tesco PLC	224,175	1,155,239
TUI Travel PLC	19,575	60,713
Tullow Oil PLC	24,000	597,837
Unilever PLC	36,675	1,252,436
United Utilities Group PLC	17,703	177,800
Vedanta Resources PLC	3,225	63,733
Vodafone Group PLC	1,398,900	3,873,087
Weir Group PLC (The)	4,350	120,437
Whitbread PLC	5,550	173,668
Wm Morrison Supermarkets PLC	54,300	247,419
Wolseley PLC	8,325	316,740
WPP PLC	31,950	432,437
Xstrata PLC	54,032	1,033,138

		65,571,914
UNITED STATES—58.32%
3M Co.	17,700	1,581,672
Abbott Laboratories	42,150	2,615,829

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Abercrombie & Fitch Co. Class A	2,550	127,934
Accenture PLC Class A	16,950	1,100,902
ACE Ltd.	9,075	689,428
Activision Blizzard Inc.	15,225	195,946
Adobe Systems Inc.(a)	13,800	463,128
Advance Auto Parts Inc.	2,100	192,780
Advanced Micro Devices Inc.(a)(c)	13,050	96,048
AES Corp. (The)(a)	19,200	240,384
Aetna Inc.	10,575	465,723
Aflac Inc.	12,525	564,126
AGCO Corp.(a)	2,175	101,290
Agilent Technologies, Inc.	9,900	417,582
Air Products and Chemicals Inc.	6,075	519,352
Airgas Inc.	2,175	199,317
Akamai Technologies Inc.(a)	4,500	146,700
Alcoa Inc.	30,075	292,630
Alexion Pharmaceuticals Inc.(a)	4,950	447,084
Alleghany Corp.(a)(c)	300	102,870
Allegheny Technologies Inc.	2,925	125,600
Allergan Inc.	8,175	784,800
Alliance Data Systems Corp.(a)(c)	1,425	183,098
Alliant Energy Corp.	3,525	159,471
Allstate Corp. (The)	14,925	497,450
Alpha Natural Resources Inc.(a)	5,925	95,570
Altera Corp.	9,075	322,798
Altria Group Inc.	58,425	1,881,869
Amazon.com Inc.(a)	9,975	2,313,202
Ameren Corp.	6,600	216,414
American Electric Power Co. Inc.	12,150	471,906
American Express Co.	30,150	1,815,331
American International Group Inc.(a)	14,673	499,322
American Tower Corp.	11,325	742,693
American Water Works Co. Inc.	3,675	125,832
Ameriprise Financial Inc.	6,825	369,983
AmerisourceBergen Corp.	8,175	304,192
AMETEK Inc.	3,375	169,864
Amgen Inc.	21,675	1,541,309
Amphenol Corp. Class A	4,500	261,630
Anadarko Petroleum Corp.	13,725	1,004,807
Analog Devices Inc.	8,475	330,356
Annaly Capital Management Inc.(c)	24,000	391,680
Apache Corp.	10,650	1,021,761
Apollo Group Inc. Class A(a)	3,525	124,151
Apple Inc.(a)	25,575	14,941,938
Applied Materials Inc.	35,925	430,741
Arch Capital Group Ltd.(a)	2,400	94,272
Arch Coal Inc.	5,325	51,972
Archer-Daniels-Midland Co.	16,950	522,568
Arrow Electronics Inc.(a)	3,375	141,919
Assurant Inc.	2,259	91,128
AT&T Inc.	162,075	5,333,888
Autodesk Inc.(a)	6,525	256,889
Autoliv Inc.	1,808	113,434
Automatic Data Processing Inc.	13,725	763,384
AutoZone Inc.(a)	825	326,832
Avago Technologies Ltd.	5,475	188,778
AvalonBay Communities Inc.(c)	2,477	360,156
Avery Dennison Corp.	2,850	91,143
Avnet Inc.(a)	4,275	154,242
Avon Products Inc.	12,300	265,680
Axis Capital Holdings Ltd.	1,875	63,788
Baker Hughes Inc.	12,151	535,981
Ball Corp.	2,700	112,752

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Bank of America Corp.	275,250	2,232,277
Bank of New York Mellon Corp. (The)	34,425	814,151
Baxter International Inc.	15,675	868,552
BB&T Corp.	18,525	593,541
Beam Inc.	4,050	229,959
Becton, Dickinson and Co.	4,950	388,327
Bed Bath & Beyond Inc.(a)	7,125	501,529
Berkshire Hathaway Inc. Class B(a)	25,050	2,015,272
Best Buy Co. Inc.(c)	8,925	196,975
Biogen Idec Inc.(a)	6,375	854,314
BlackRock Inc.(e)	2,775	531,634
BMC Software Inc.(a)	5,100	210,426
Boeing Co. (The)	19,350	1,486,080
BorgWarner Inc.(a)	2,850	225,264
Boston Properties Inc.(c)	4,275	462,769
Boston Scientific Corp.(a)	40,212	251,727
Bristol-Myers Squibb Co.	47,416	1,582,272
Broadcom Corp. Class A(a)	12,381	453,145
Brown-Forman Corp. Class B NVS	2,475	213,716
Bunge Ltd.(c)	3,750	241,875
C.H. Robinson Worldwide Inc.	4,275	255,389
C.R. Bard Inc.	2,625	259,770
CA Inc.	11,250	297,225
Cablevision NY Group Class A	5,956	88,268
Cabot Oil & Gas Corp.	6,000	210,840
Calpine Corp.(a)	10,350	194,063
Cameron International Corp.(a)	6,300	322,875
Campbell Soup Co.	5,700	192,831
Capital One Financial Corp.	13,125	728,175
Cardinal Health Inc.	10,125	427,984
CareFusion Corp.(a)	5,182	134,266
CarMax Inc.(a)	6,450	199,112
Carnival Corp.	11,925	387,443
Caterpillar Inc.	17,325	1,780,490
CBRE Group Inc. Class A(a)	7,275	136,843
CBS Corp. Class B NVS	17,625	587,794
Celanese Corp. Series A	3,975	192,629
Celgene Corp.(a)	12,750	929,730
CenterPoint Energy Inc.	8,925	180,374
CenturyLink Inc.	16,125	621,780
Cerner Corp.(a)(c)	3,300	267,597
CF Industries Holdings Inc.	1,875	361,987
Charles Schwab Corp. (The)	30,150	431,145
Chesapeake Energy Corp.	17,625	325,005
Chevron Corp.	54,525	5,810,184
Chipotle Mexican Grill Inc.(a)	900	372,735
Chubb Corp. (The)	8,250	602,827
Church & Dwight Co. Inc.	3,156	160,325
Cigna Corp.	7,950	367,528
Cimarex Energy Co.	2,550	176,231
Cincinnati Financial Corp.	3,750	133,575
Cintas Corp.	4,200	164,514
Cisco Systems Inc.	148,725	2,996,809
CIT Group Inc.(a)	5,829	220,628
Citigroup Inc.	79,800	2,636,592
Citrix Systems Inc.(a)	5,175	443,032
Cliffs Natural Resources Inc.	3,825	238,145
Clorox Co. (The)	3,975	278,648
CME Group Inc.	1,726	458,805
Coach Inc.	8,100	592,596
Cobalt International Energy Inc.(a)	4,737	126,762
Coca-Cola Co. (The)	55,875	4,264,380
Coca-Cola Enterprises Inc.	7,950	239,454

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Cognizant Technology Solutions Corp. Class A(a)	8,250	604,890
Colgate-Palmolive Co.	12,975	1,283,746
Comcast Corp. Class A	55,725	1,690,139
Comcast Corp. Class A Special NVS	18,376	548,156
Comerica Inc.	5,625	180,113
Computer Sciences Corp.	4,650	130,479
ConAgra Foods Inc.	12,825	331,142
Concho Resources Inc.(a)(c)	2,775	297,425
ConocoPhillips	35,625	2,551,819
CONSOL Energy Inc.	5,700	189,468
Consolidated Edison Inc.	7,350	436,957
Constellation Brands Inc. Class A(a)	6,525	140,940
Continental Resources Inc.(a)(c)	1,425	127,181
Cooper Industries PLC	3,997	250,092
Corning Inc.	43,050	617,767
Costco Wholesale Corp.	11,625	1,024,976
Covance Inc.(a)(c)	2,025	94,689
Coventry Health Care Inc.	4,350	130,457
Covidien PLC	13,650	753,889
Cree Inc.(a)(c)	3,225	99,653
Crown Castle International Corp.(a)	7,500	424,575
Crown Holdings Inc.(a)	2,700	99,846
CSX Corp.	30,300	675,993
Cummins Inc.	5,250	608,107
CVS Caremark Corp.	37,052	1,653,260
D.R. Horton Inc.	7,800	127,530
Danaher Corp.	14,775	801,100
Darden Restaurants Inc.	4,050	202,824
DaVita Inc.(a)(c)	2,775	245,810
Deere & Co.	11,475	945,081
Dell Inc.(a)	45,155	739,187
Delta Air Lines Inc.(a)	5,580	61,157
Denbury Resources Inc.(a)	9,675	184,212
DENTSPLY International Inc.	4,575	187,850
Devon Energy Corp.	11,100	775,335
Diamond Offshore Drilling Inc.	2,100	143,955
Digital Realty Trust Inc.	2,700	202,743
DIRECTV Class A(a)	20,782	1,023,929
Discover Financial Services	15,450	523,755
Discovery Communications Inc. Series A(a)	4,352	236,836
Discovery Communications Inc. Series C NVS(a)	4,052	201,344
DISH Network Corp. Class A	6,001	191,852
Dolby Laboratories Inc. Class A(a)(c)	1,074	42,133
Dollar General Corp.(a)	4,168	197,813
Dollar Tree Inc.(a)	2,792	283,835
Dominion Resources Inc.	16,425	857,221
Dover Corp.	5,325	333,664
Dow Chemical Co. (The)	31,575	1,069,761
Dr Pepper Snapple Group Inc.	6,601	267,869
DTE Energy Co.	5,475	308,681
Duke Energy Corp.	36,225	776,302
Duke Realty Corp.	8,775	130,046
Dun & Bradstreet Corp. (The)	1,650	128,337
E.I. du Pont de Nemours and Co.	25,725	1,375,258
Eastman Chemical Co.	4,425	238,817
Eaton Corp.	8,700	419,166
Eaton Vance Corp.	2,325	61,148
eBay Inc.(a)	31,500	1,293,075
Ecolab Inc.	8,250	525,442
Edison International	8,700	382,887
Edwards Lifesciences Corp.(a)(c)	3,300	273,801
El Paso Corp.	21,225	629,746
Electronic Arts Inc.(a)	8,850	136,113

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Eli Lilly and Co.	28,050	1,160,989
EMC Corp.(a)	56,625	1,597,391
Emerson Electric Co.	20,700	1,087,578
Energen Corp.	1,725	90,356
Energizer Holdings Inc.(a)	1,500	106,995
Entergy Corp.	4,275	280,269
EOG Resources Inc.	7,425	815,339
EQT Corp.	4,050	201,771
Equifax Inc.	3,975	182,135
Equity Residential	8,100	497,664
Estee Lauder Companies Inc. (The) Class A	6,750	441,112
Everest Re Group Ltd.	1,950	193,245
Exelon Corp.	22,898	893,251
Expedia Inc.	2,182	93,019
Expeditors International of Washington Inc.	5,850	234,000
Express Scripts Holding Co.(a)	21,402	1,194,018
Exxon Mobil Corp.	132,382	11,429,862
F5 Networks Inc.(a)	2,250	301,343
Family Dollar Stores Inc.	3,450	233,048
Fastenal Co.	7,950	372,219
Federal Realty Investment Trust(c)	1,661	167,196
FedEx Corp.	7,800	688,272
Fidelity National Financial Inc. Class A	6,020	116,005
Fidelity National Information Services Inc.	7,211	242,794
Fifth Third Bancorp	23,625	336,184
First Solar Inc.(a)(c)	1,359	25,006
FirstEnergy Corp.	10,977	513,943
Fiserv Inc.(a)(c)	3,900	274,131
Flextronics International Ltd.(a)	21,375	142,358
FLIR Systems Inc.	3,300	74,118
Flowserve Corp.	1,425	163,775
Fluor Corp.	4,800	277,200
FMC Corp.	1,802	199,031
FMC Technologies Inc.(a)	6,900	324,300
Ford Motor Co.	93,900	1,059,192
Forest Laboratories Inc.(a)	7,875	274,286
Fossil Inc.(a)(c)	1,500	196,005
Franklin Resources Inc.	4,350	545,968
Freeport-McMoRan Copper & Gold Inc.	25,350	970,905
Frontier Communications Corp.(c)	21,525	86,961
GameStop Corp. Class A(c)	4,052	92,224
Gap Inc. (The)	7,500	213,750
Garmin Ltd.	3,450	162,599
General Dynamics Corp.	8,505	574,087
General Electric Co.	289,205	5,662,634
General Growth Properties Inc.	11,700	208,260
General Mills Inc.	17,625	685,436
General Motors Co.(a)	19,800	455,400
Genuine Parts Co.	4,650	301,227
Genworth Financial Inc. Class A(a)	12,300	73,923
Gilead Sciences Inc.(a)	21,225	1,103,912
Goldman Sachs Group Inc. (The)	12,657	1,457,454
Goodrich Corp.	3,225	404,608
Goodyear Tire & Rubber Co. (The)(a)(c)	7,500	82,350
Google Inc. Class A(a)	7,050	4,266,871
Green Mountain Coffee Roasters Inc.(a)	3,525	171,844
H&R Block Inc.	8,700	127,890
H.J. Heinz Co.	8,550	455,800
Halliburton Co.	25,125	859,777
Harley-Davidson Inc.	6,750	353,227
Harris Corp.	3,300	150,282
Hartford Financial Services Group Inc. (The)	10,875	223,481
Hasbro Inc.	3,825	140,531

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

HCA Holdings Inc.	4,425	119,121
HCP Inc.(c)	10,350	429,007
Health Care REIT Inc.(c)	4,500	254,970
Helmerich & Payne Inc.	3,150	161,879
Henry Schein Inc.(a)	1,350	103,599
Herbalife Ltd.(c)	3,225	226,782
Hershey Co. (The)	3,975	266,365
Hertz Global Holdings Inc.(a)	7,425	114,419
Hess Corp.	8,475	441,886
Hewlett-Packard Co.	56,403	1,396,538
HollyFrontier Corp.	5,700	175,674
Hologic Inc.(a)(c)	6,825	130,494
Home Depot Inc. (The)	42,900	2,221,791
Honeywell International Inc.	20,325	1,232,914
Hormel Foods Corp.	2,250	65,385
Hospira Inc.(a)	4,425	155,406
Host Hotels & Resorts Inc.(c)	18,450	307,008
Hudson City Bancorp Inc.	14,550	102,723
Humana Inc.	3,900	314,652
IHS Inc. Class A(a)(c)	1,275	128,864
Illinois Tool Works Inc.	12,525	718,684
Illumina Inc.(a)(c)	3,225	143,609
Ingersoll-Rand PLC	9,226	392,290
Integrys Energy Group Inc.	3,075	168,018
Intel Corp.	138,750	3,940,500
IntercontinentalExchange Inc.(a)	2,025	269,406
International Business Machines Corp.	32,550	6,740,454
International Flavors & Fragrances Inc.	2,925	176,114
International Game Technology	8,925	139,052
International Paper Co.	12,011	400,086
Interpublic Group of Companies Inc. (The)	14,025	165,635
Intuit Inc.	8,175	473,905
Intuitive Surgical Inc.(a)	1,125	650,475
Invesco Ltd.	13,502	335,390
Iron Mountain Inc.	4,725	143,498
J.B. Hunt Transport Services Inc.	1,650	91,295
J.C. Penney Co. Inc.	4,650	167,679
J.M. Smucker Co. (The)	2,876	229,016
J.P. Morgan Chase & Co.	103,950	4,467,771
Jacobs Engineering Group Inc.(a)	3,300	144,639
Johnson & Johnson	74,550	4,852,459
Johnson Controls Inc.	17,850	570,664
Joy Global Inc.	2,928	207,215
Juniper Networks Inc.(a)	14,550	311,807
Kansas City Southern Industries Inc.	3,000	231,060
KBR Inc.	3,900	132,054
Kellogg Co.	6,675	337,555
KeyCorp	26,411	212,344
Kimberly-Clark Corp.	10,125	794,509
Kimco Realty Corp.	13,504	262,113
Kinder Morgan Inc.(c)	2,325	83,468
Kinder Morgan Management LLC(a)(c)	2,362	179,842
KLA-Tencor Corp.	4,800	250,320
Kohl’s Corp.	5,925	297,020
Kraft Foods Inc. Class A	46,350	1,847,974
Kroger Co. (The)	16,500	383,955
L-3 Communications Holdings Inc.	3,225	237,167
Laboratory Corp. of America Holdings(a)(c)	3,000	263,670
Lam Research Corp.(a)(c)	3,600	149,940
Las Vegas Sands Corp.	9,825	545,189
Legg Mason Inc.	4,800	125,136
Leggett & Platt Inc.	4,425	96,332
Leucadia National Corp.	6,900	171,534

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Level 3 Communications Inc.(a)	3,675	84,746
Liberty Global Inc. Series A(a)(c)	4,200	209,202
Liberty Global Inc. Series C NVS(a)(c)	3,450	165,359
Liberty Interactive Corp. Series A(a)(c)	15,975	300,969
Liberty Media Corp. Series A(a)(c)	2,550	222,972
Liberty Property Trust(c)	2,475	90,214
Life Technologies Corp.(a)(c)	4,729	219,236
Limited Brands Inc.	7,425	369,022
Lincoln National Corp.	8,934	221,295
Linear Technology Corp.	6,075	198,713
Lockheed Martin Corp.	7,125	645,097
Loews Corp.	8,700	357,831
Lorillard Inc.	3,600	487,044
Lowe’s Companies Inc.	34,875	1,097,516
LSI Corp.(a)	16,350	131,454
Lululemon Athletica Inc.(a)(c)	2,925	216,860
LyondellBasell Industries NV Class A	7,050	294,549
M&T Bank Corp.	2,925	252,340
Macerich Co. (The)	3,554	218,820
Macy’s Inc.	12,075	495,316
Manpower Inc.	2,400	102,240
Marathon Oil Corp.	20,025	587,533
Marathon Petroleum Corp.	9,772	406,613
Marriott International Inc. Class A	8,400	328,356
Marsh & McLennan Companies Inc.	15,375	514,294
Martin Marietta Materials Inc.	1,125	93,240
Marvell Technology Group Ltd.(a)	14,325	215,018
Masco Corp.	10,200	134,436
MasterCard Inc. Class A	2,925	1,322,890
Mattel Inc.	10,125	340,200
Maxim Integrated Products Inc.	7,725	228,506
McCormick & Co. Inc. NVS	3,986	222,857
McDonald’s Corp.	28,427	2,770,211
McGraw-Hill Companies Inc. (The)	8,625	424,091
McKesson Corp.	6,975	637,585
MDU Resources Group Inc.	3,975	91,187
Mead Johnson Nutrition Co. Class A	6,171	527,991
MeadWestvaco Corp.	4,950	157,509
Medtronic Inc.	29,100	1,111,620
Merck & Co. Inc.	84,313	3,308,442
MetLife Inc.	27,750	999,832
MetroPCS Communications Inc.(a)	6,675	48,728
MGM Resorts International(a)(c)	8,025	107,696
Microchip Technology Inc.	5,175	182,885
Micron Technology Inc.(a)	24,075	158,654
Microsoft Corp.	207,225	6,635,344
Mohawk Industries Inc.(a)	1,725	115,610
Molson Coors Brewing Co. Class B NVS	3,525	146,570
Monsanto Co.	14,175	1,079,851
Monster Beverage Corp.(a)	4,500	292,320
Moody’s Corp.	6,450	264,128
Morgan Stanley	38,550	666,144
Mosaic Co. (The)	7,950	419,919
Motorola Mobility Holdings Inc.(a)	7,668	297,672
Motorola Solutions Inc.	6,975	355,934
Murphy Oil Corp.	5,025	276,224
Mylan Inc.(a)	9,825	213,301
Nabors Industries Ltd.(a)	7,575	126,124
NASDAQ OMX Group Inc. (The)(a)	4,275	105,037
National Oilwell Varco Inc.	11,701	886,468
NetApp Inc.(a)	10,275	398,978
Netflix Inc.(a)	1,350	108,189
New York Community Bancorp Inc.	11,775	158,845

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Newell Rubbermaid Inc.	7,275	132,405
Newfield Exploration Co.(a)	3,600	129,240
Newmont Mining Corp.	12,975	618,259
News Corp. Class A NVS	49,050	961,380
News Corp. Class B	12,525	248,496
NextEra Energy Inc.	10,800	694,980
Nielsen Holdings NV(a)(c)	2,475	72,320
NII Holdings Inc.(a)(c)	5,250	73,474
Nike Inc. Class B	9,825	1,099,123
NiSource Inc.	7,875	194,119
Noble Corp.(a)(c)	7,350	279,741
Noble Energy Inc.	4,725	469,287
Nordstrom Inc.	3,975	222,044
Norfolk Southern Corp.	9,600	700,128
Northeast Utilities	6,975	256,471
Northern Trust Corp.	6,450	306,956
Northrop Grumman Corp.	7,875	498,330
NRG Energy Inc.(a)	5,700	96,900
Nuance Communications Inc.(a)(c)	5,925	144,807
Nucor Corp.	8,250	323,483
NVIDIA Corp.(a)(c)	16,425	213,525
NYSE Euronext Inc.	8,100	208,575
O’Reilly Automotive Inc.(a)	3,077	324,500
Occidental Petroleum Corp.	22,275	2,031,925
Omnicare Inc.	3,150	109,746
Omnicom Group Inc.	8,100	415,611
ONEOK Inc.	3,241	278,369
Oracle Corp.	110,400	3,244,656
Owens-Illinois Inc.(a)	4,950	115,088
PACCAR Inc.	9,450	405,972
Pall Corp.	3,525	210,125
Parker Hannifin Corp.	4,425	388,028
PartnerRe Ltd.	1,654	115,151
Patterson Companies Inc.	3,525	120,167
Paychex Inc.	9,600	297,408
Peabody Energy Corp.	7,650	237,992
Pentair Inc.	3,375	146,273
People’s United Financial Inc.	10,950	135,123
Pepco Holdings Inc.	8,325	157,509
PepsiCo Inc.	42,450	2,801,700
Perrigo Co.	2,475	259,628
PetSmart Inc.	3,525	205,367
Pfizer Inc.	213,158	4,887,713
PG&E Corp.	10,125	447,322
Philip Morris International Inc.	48,375	4,330,046
Pinnacle West Capital Corp.	3,450	166,808
Pioneer Natural Resources Co.	3,075	356,146
Pitney Bowes Inc.	3,900	66,807
Plains Exploration & Production Co.(a)	3,825	156,251
Plum Creek Timber Co. Inc.(c)	5,625	236,475
PNC Financial Services Group Inc. (The)(e)	14,250	945,060
PPG Industries Inc.	4,575	481,473
PPL Corp.	14,325	391,789
Praxair Inc.	8,475	980,557
Precision Castparts Corp.	4,050	714,298
Priceline.com Inc.(a)	1,350	1,027,107
Principal Financial Group Inc.	9,075	251,105
Procter & Gamble Co. (The)	75,525	4,806,411
Progress Energy Inc.	8,400	447,048
Progressive Corp. (The)	18,150	386,595
Prologis Inc.	12,075	432,043
Prudential Financial Inc.	13,125	794,587
Public Service Enterprise Group Inc.	14,400	448,560

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Public Storage(c)	3,750	537,225
QEP Resources Inc.	4,800	147,888
QUALCOMM Inc.	45,750	2,920,680
Quanta Services Inc.(a)	4,350	96,222
Quest Diagnostics Inc.	4,500	259,605
Ralcorp Holdings Inc.(a)	1,125	81,911
Ralph Lauren Corp.	1,800	310,086
Range Resources Corp.	4,350	289,971
Rayonier Inc.(c)	2,700	122,445
Raytheon Co.	10,275	556,288
Red Hat Inc.(a)	5,100	304,011
Regency Centers Corp.	2,175	97,788
Regions Financial Corp.	37,650	253,761
RenaissanceRe Holdings Ltd.	2,025	158,072
Republic Services Inc.	8,550	234,014
Reynolds American Inc.	9,000	367,470
Robert Half International Inc.	4,425	131,865
Rock-Tenn Co. Class A	1,875	116,869
Rockwell Automation Inc.	4,050	313,227
Rockwell Collins Inc.	4,650	259,889
Roper Industries Inc.	1,875	191,063
Ross Stores Inc.	7,050	434,209
Rowan Companies Inc.(a)	4,050	139,847
Royal Caribbean Cruises Ltd.	4,200	114,954
Safeway Inc.(c)	10,425	211,940
SAIC Inc.	5,025	61,104
Salesforce.com Inc.(a)	3,600	560,628
SanDisk Corp.(a)	6,000	222,060
Sara Lee Corp.	17,625	388,455
SBA Communications Corp. Class A(a)	3,825	205,556
SCANA Corp.	2,475	114,147
Schlumberger Ltd.	36,778	2,726,721
Scripps Networks Interactive Inc. Class A	2,025	101,696
Seagate Technology PLC	12,000	369,120
Sealed Air Corp.	5,850	112,203
Sears Holdings Corp.(a)(c)	1,143	61,471
SEI Investments Co.	4,725	95,398
Sempra Energy	6,825	441,850
Sherwin-Williams Co. (The)	2,925	351,819
Sigma-Aldrich Corp.	3,375	239,288
Simon Property Group Inc.(c)	8,609	1,339,560
Sirius XM Radio Inc.(a)(c)	102,600	231,876
SLM Corp.	15,375	228,011
Southern Co. (The)	23,175	1,064,659
Southwest Airlines Co.	4,500	37,260
Southwestern Energy Co.(a)	9,753	308,000
Spectra Energy Corp.	17,700	544,098
Sprint Nextel Corp.(a)	83,625	207,390
SPX Corp.	1,500	115,170
St. Jude Medical Inc.	9,375	363,000
Stanley Black & Decker Inc.	4,603	336,755
Staples Inc.	20,400	314,160
Starbucks Corp.	19,950	1,144,731
Starwood Hotels & Resorts Worldwide Inc.	5,700	337,440
State Street Corp.	14,025	648,235
Stericycle Inc.(a)(c)	2,175	188,355
Stryker Corp.	7,875	429,739
Sunoco Inc.	3,375	166,354
SunTrust Banks Inc.	13,950	338,706
Superior Energy Services Inc.(a)	4,200	113,064
Symantec Corp.(a)	21,000	346,920
Synopsys Inc.(a)	4,500	135,045
Sysco Corp.	16,275	470,347

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

T. Rowe Price Group Inc.	7,875	497,031
Target Corp.	17,703	1,025,712
TD Ameritrade Holding Corp.	7,650	143,744
TE Connectivity Ltd.	12,150	442,989
Teradata Corp.(a)(c)	4,800	334,944
Texas Instruments Inc.	31,725	1,013,296
Textron Inc.	7,650	203,796
Thermo Fisher Scientific Inc.	10,800	601,020
Tiffany & Co.	3,300	225,918
Time Warner Cable Inc.	9,153	736,359
Time Warner Inc.	28,951	1,084,504
TJX Companies Inc. (The)	21,600	900,936
Toll Brothers Inc.(a)(c)	3,913	99,390
Torchmark Corp.	3,265	159,038
Total System Services Inc.	5,700	134,064
Travelers Companies Inc. (The)	11,925	767,016
TRW Automotive Holdings Corp.(a)(c)	2,256	103,122
Tyco International Ltd.	13,350	749,335
Tyson Foods Inc. Class A	9,825	179,306
U.S. Bancorp	53,175	1,710,640
Ultra Petroleum Corp.(a)(c)	4,503	88,979
Union Pacific Corp.	13,350	1,501,074
United Continental Holdings Inc.(a)(c)	3,225	70,692
United Parcel Service Inc. Class B	19,125	1,494,427
United States Steel Corp.(c)	3,825	108,362
United Technologies Corp.	23,775	1,940,991
UnitedHealth Group Inc.	29,721	1,668,834
Unum Group	9,750	231,465
Urban Outfitters Inc.(a)	2,400	69,504
URS Corp.	1,811	74,812
Valero Energy Corp.	15,750	389,025
Varian Medical Systems Inc.(a)(c)	3,450	218,799
Ventas Inc.(c)	7,425	436,516
VeriSign Inc.	5,100	209,661
Verisk Analytics Inc. Class A(a)	3,375	165,206
Verizon Communications Inc.	77,475	3,128,440
Vertex Pharmaceuticals Inc.(a)	5,250	202,020
VF Corp.	2,400	364,920
Viacom Inc. Class B NVS	14,475	671,495
Virgin Media Inc.	8,550	209,988
Visa Inc. Class A	14,175	1,743,241
VMware Inc. Class A(a)	2,175	242,991
Vornado Realty Trust	4,214	361,730
Vulcan Materials Co.	3,075	131,641
W.R. Berkley Corp.	2,567	96,673
W.W. Grainger Inc.	1,800	374,076
Wal-Mart Stores Inc.	51,675	3,044,174
Walgreen Co.	25,650	899,289
Walt Disney Co. (The)	48,375	2,085,446
Walter Energy Inc.	1,725	114,385
Warner Chilcott PLC Class A(a)	2,391	52,004
Washington Post Co. (The) Class B(c)	150	56,726
Waste Management Inc.	13,275	454,005
Waters Corp.(a)(c)	2,850	239,714
Watson Pharmaceuticals Inc.(a)	3,075	231,732
Weatherford International Ltd.(a)	19,575	279,335
WellPoint Inc.	10,125	686,677
Wells Fargo & Co.	137,550	4,598,296
Western Digital Corp.(a)	6,375	247,414
Western Union Co.	17,775	326,705
Weyerhaeuser Co.	16,662	339,238
Whirlpool Corp.	2,100	134,442
Whiting Petroleum Corp.(a)	3,225	184,470

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

Whole Foods Market Inc.	4,050	336,433
Williams Companies Inc. (The)	16,500	561,495
Willis Group Holdings PLC	5,175	188,681
Windstream Corp.	13,125	147,525
Wisconsin Energy Corp.	6,150	226,566
Wynn Resorts Ltd.	2,400	320,160
Xcel Energy Inc.	13,725	371,398
Xerox Corp.	38,852	302,269
Xilinx Inc.	7,575	275,579
XL Group PLC	9,375	201,656
Xylem Inc.	4,500	125,460
Yahoo! Inc.(a)	34,125	530,302
Yum! Brands Inc.	12,450	905,488
Zimmer Holdings Inc.	4,950	311,503

		360,685,373

TOTAL COMMON STOCKS
(Cost: $617,919,350)		614,586,344

PREFERRED STOCKS—0.26%

GERMANY—0.26%
Bayerische Motoren Werke AG	900	55,986
Henkel AG & Co. KGaA	4,800	357,041
Porsche Automobil Holding SE	4,293	262,025
ProSiebenSat.1 Media AG	3,075	78,061
RWE AG NVS	1,275	50,406
Volkswagen AG	4,137	783,548

		1,587,067
UNITED KINGDOM—0.00%
Rolls-Royce Holdings PLC Class C	5,407,378	8,781

		8,781

TOTAL PREFERRED STOCKS
(Cost: $1,469,825)		1,595,848

RIGHTS—0.01%

PORTUGAL—0.00%
Banco Espirito Santo SA Registered(a)	17,327	9,833

		9,833
SPAIN—0.01%
Banco Bilbao Vizcaya Argentaria SA(a)	148,200	21,380
Banco Santander SA(a)	232,836	61,942

		83,322

TOTAL RIGHTS
(Cost: $126,547)		93,155

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2012

SHORT-TERM INVESTMENTS—1.39%

MONEY MARKET FUNDS—1.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(e)(f)(g)	7,565,882	7,565,882
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(e)(f)(g)	549,979	549,979
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(e)(f)	465,251	465,251

		8,581,112

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,581,112)		8,581,112

TOTAL INVESTMENTS IN SECURITIES—101.04%
(Cost: $628,096,834)		624,856,459
Other Assets, Less Liabilities—(1.04)%		(6,411,151)

NET ASSETS—100.00%		$618,445,308

FDR	- Fiduciary Depositary Receipts
NVS	- Non-Voting Shares
SDR	- Swedish Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—99.82%

AEROSPACE & DEFENSE—1.99%
Lockheed Martin Corp.	4,020	$363,971
Raytheon Co.	3,799	205,678

		569,649
AGRICULTURE—1.83%
Altria Group Inc.	12,412	399,791
Reynolds American Inc.	3,052	124,613

		524,404
BEVERAGES—2.78%
Coca-Cola Co. (The)	5,660	431,971
PepsiCo Inc.	5,501	363,066

		795,037
BIOTECHNOLOGY—2.50%
Amgen Inc.	5,960	423,816
Celgene Corp.(a)	2,260	164,799
Gilead Sciences Inc.(a)	2,409	125,292

		713,907
CHEMICALS—2.80%
Ecolab Inc.	8,187	521,430
Praxair Inc.	399	46,164
Sherwin-Williams Co. (The)	1,946	234,065

		801,659
COMMERCIAL SERVICES—5.39%
Automatic Data Processing Inc.	7,719	429,331
Paychex Inc.	13,661	423,218
SAIC Inc.	12,189	148,218
Total System Services Inc.	1,741	40,948
Verisk Analytics Inc. Class A(a)(b)	6,238	305,350
Visa Inc. Class A	1,577	193,940

		1,541,005
COMPUTERS—3.57%
Accenture PLC Class A	2,710	176,014
Apple Inc.(a)	57	33,302
EMC Corp.(a)	589	16,616
IHS Inc. Class A(a)	1,770	178,894
International Business Machines Corp.	2,051	424,721
Synopsys Inc.(a)	6,440	193,264

		1,022,811
COSMETICS & PERSONAL CARE—2.08%
Colgate-Palmolive Co.	2,090	206,784
Procter & Gamble Co. (The)	6,112	388,968

		595,752

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

April 30, 2012

DISTRIBUTION & WHOLESALE—0.16%
Genuine Parts Co.	722	46,771

		46,771
ELECTRIC—7.95%
Consolidated Edison Inc.	6,639	394,688
Dominion Resources Inc.	1,453	75,832
Duke Energy Corp.	15,432	330,708
PG&E Corp.	6,281	277,495
Progress Energy Inc.	4,190	222,992
Southern Co. (The)	8,973	412,220
Wisconsin Energy Corp.	7,928	292,067
Xcel Energy Inc.	9,986	270,221

		2,276,223
ENVIRONMENTAL CONTROL—1.96%
Stericycle Inc.(a)	3,379	292,621
Waste Management Inc.	7,860	268,812

		561,433
FOOD—5.72%
Campbell Soup Co.	4,871	164,786
General Mills Inc.	9,960	387,345
H.J. Heinz Co.	1,158	61,733
Hormel Foods Corp.	6,097	177,179
J.M. Smucker Co. (The)	570	45,389
Kellogg Co.	6,267	316,922
Kraft Foods Inc. Class A	5,659	225,624
McCormick & Co. Inc. NVS	4,621	258,360

		1,637,338
HEALTH CARE - PRODUCTS—3.53%
Baxter International Inc.	2,708	150,050
Becton, Dickinson and Co.	4,890	383,621
C.R. Bard Inc.	3,548	351,110
Edwards Lifesciences Corp.(a)	1,520	126,114

		1,010,895
HEALTH CARE - SERVICES—0.95%
Laboratory Corp. of America Holdings(a)	2,929	257,430
Quest Diagnostics Inc.	270	15,576

		273,006
HOUSEHOLD PRODUCTS & WARES—1.77%
Church & Dwight Co. Inc.	1,428	72,543
Clorox Co. (The)	813	56,991
Kimberly-Clark Corp.	4,800	376,656

		506,190
INSURANCE—5.70%
Aon PLC	4,308	223,154
Arch Capital Group Ltd.(a)	5,691	223,543
Berkshire Hathaway Inc. Class B(a)	2,270	182,622
Chubb Corp. (The)	310	22,652

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

April 30, 2012

Everest Re Group Ltd.	800	79,280
Marsh & McLennan Companies Inc.	4,694	157,014
PartnerRe Ltd.	1,953	135,968
Progressive Corp. (The)	966	20,576
RenaissanceRe Holdings Ltd.	1,171	91,408
Travelers Companies Inc. (The)	4,372	281,207
W.R. Berkley Corp.	4,950	186,417
Willis Group Holdings PLC	759	27,673

		1,631,514
INTERNET—0.63%
Google Inc. Class A(a)	192	116,204
Symantec Corp.(a)	2,140	35,353
VeriSign Inc.	723	29,723

		181,280
MEDIA—0.39%
DIRECTV Class A(a)	2,239	110,316

		110,316
MINING—0.98%
Newmont Mining Corp.	5,883	280,325

		280,325
OIL & GAS—4.12%
Chevron Corp.	3,919	417,609
ConocoPhillips	4,007	287,021
Exxon Mobil Corp.	4,882	421,512
Occidental Petroleum Corp.	568	51,813

		1,177,955
PHARMACEUTICALS—9.54%
Abbott Laboratories	7,217	447,887
Allergan Inc.	360	34,560
AmerisourceBergen Corp.	4,603	171,278
Bristol-Myers Squibb Co.	12,441	415,156
Eli Lilly and Co.	10,459	432,898
Forest Laboratories Inc.(a)	2,557	89,060
Johnson & Johnson	6,021	391,907
McKesson Corp.	518	47,350
Merck & Co. Inc.	10,632	417,200
Pfizer Inc.	8,351	191,488
Watson Pharmaceuticals Inc.(a)	1,207	90,960

		2,729,744
PIPELINES—3.14%
Kinder Morgan Inc.(b)	4,980	178,782
Kinder Morgan Management LLC(a)(b)	4,032	306,931
Spectra Energy Corp.	13,387	411,516

		897,229
REAL ESTATE INVESTMENT TRUSTS—2.86%
American Tower Corp.	6,521	427,647
Annaly Capital Management Inc.	23,921	390,391

		818,038

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

April 30, 2012

RETAIL—11.79%
Advance Auto Parts Inc.	3,159	289,996
AutoZone Inc.(a)	1,017	402,895
Dollar Tree Inc.(a)	2,799	284,546
Family Dollar Stores Inc.	1,723	116,389
Home Depot Inc. (The)	368	19,059
McDonald’s Corp.	4,129	402,371
O’Reilly Automotive Inc.(a)	4,829	509,266
Ross Stores Inc.	4,653	286,578
Target Corp.	4,040	234,078
TJX Companies Inc. (The)	4,240	176,850
Wal-Mart Stores Inc.	6,747	397,466
Yum! Brands Inc.	3,520	256,010

		3,375,504
SAVINGS & LOANS—0.65%
People’s United Financial Inc.	15,157	187,037

		187,037
SEMICONDUCTORS—1.23%
Intel Corp.	6,229	176,903
QUALCOMM Inc.	790	50,434
Texas Instruments Inc.	3,864	123,416

		350,753
SOFTWARE—5.71%
Activision Blizzard Inc.	23,118	297,529
CA Inc.	1,158	30,594
Dun & Bradstreet Corp. (The)	510	39,668
Fidelity National Information Services Inc.	6,620	222,895
Fiserv Inc.(a)(b)	2,983	209,675
Intuit Inc.	3,272	189,678
Microsoft Corp.	15,311	490,258
Oracle Corp.	5,272	154,944

		1,635,241
TELECOMMUNICATIONS—6.47%
AT&T Inc.	13,477	443,528
CenturyLink Inc.	9,739	375,536
Crown Castle International Corp.(a)	5,490	310,789
Frontier Communications Corp.(b)	2,419	9,773
Motorola Solutions Inc.	827	42,202
SBA Communications Corp. Class A(a)	844	45,356
Verizon Communications Inc.	10,589	427,584
Windstream Corp.	17,598	197,801

		1,852,569
TRANSPORTATION—1.63%
C.H. Robinson Worldwide Inc.	2,830	169,064
United Parcel Service Inc. Class B	3,796	296,620

		465,684

TOTAL COMMON STOCKS
(Cost: $27,204,677)		28,569,269

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

April 30, 2012

SHORT-TERM INVESTMENTS—1.55%

MONEY MARKET FUNDS—1.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	395,787	395,787
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	28,770	28,770
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(c)(d)	18,355	18,355

		442,912

TOTAL SHORT-TERM INVESTMENTS
(Cost: $442,912)		442,912

TOTAL INVESTMENTS IN SECURITIES—101.37%
(Cost: $27,647,589)		29,012,181
Other Assets, Less Liabilities—(1.37)%		(390,775)

NET ASSETS—100.00%		$28,621,406

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—100.19%

AEROSPACE & DEFENSE—2.81%
Boeing Co. (The)	6,287	$482,840
General Dynamics Corp.	2,980	201,150
Lockheed Martin Corp.	2,737	247,808
United Technologies Corp.	7,673	626,424

		1,558,222
AGRICULTURE—3.35%
Altria Group Inc.	17,247	555,526
Philip Morris International Inc.	14,517	1,299,417

		1,854,943
APPAREL—0.63%
Nike Inc. Class B	3,096	346,349

		346,349
AUTO MANUFACTURERS—0.89%
Ford Motor Co.	31,402	354,215
General Motors Co.(a)	6,087	140,001

		494,216
BANKS—11.08%
Bank of America Corp.	90,485	733,833
Bank of New York Mellon Corp. (The)	10,126	239,480
Citigroup Inc.	24,709	816,385
Goldman Sachs Group Inc. (The)	4,131	475,685
J.P. Morgan Chase & Co.	31,541	1,355,632
Morgan Stanley	13,011	224,830
PNC Financial Services Group Inc. (The)(b)	4,448	294,991
U.S. Bancorp	16,074	517,101
Wells Fargo & Co.	44,459	1,486,265

		6,144,202
BEVERAGES—4.07%
Coca-Cola Co. (The)	18,138	1,384,292
PepsiCo Inc.	13,242	873,972

		2,258,264
CHEMICALS—2.51%
Dow Chemical Co. (The)	9,994	338,597
E.I. du Pont de Nemours and Co.	7,860	420,196
Monsanto Co.	4,514	343,876
Praxair Inc.	2,516	291,101

		1,393,770
COMMERCIAL SERVICES—1.74%
MasterCard Inc. Class A	917	414,731
Visa Inc. Class A	4,457	548,122

		962,853

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

April 30, 2012

COMPUTERS—5.86%
Accenture PLC Class A	5,422	352,159
EMC Corp.(a)(c)	17,309	488,287
Hewlett-Packard Co.	16,495	408,416
International Business Machines Corp.	9,672	2,002,878

		3,251,740
COSMETICS & PERSONAL CARE—3.38%
Colgate-Palmolive Co.	4,003	396,057
Procter & Gamble Co. (The)	23,222	1,477,848

		1,873,905
DIVERSIFIED FINANCIAL SERVICES—1.71%
American Express Co.	9,834	592,105
BlackRock Inc.(b)	1,104	211,504
Franklin Resources Inc.	1,160	145,592

		949,201
ELECTRIC—1.99%
Dominion Resources Inc.	4,802	250,616
Duke Energy Corp.	11,265	241,409
Exelon Corp.	7,136	278,375
Southern Co. (The)	7,306	335,638

		1,106,038
ELECTRICAL COMPONENTS & EQUIPMENT—0.59%
Emerson Electric Co.	6,192	325,328

		325,328
ELECTRONICS—0.72%
Honeywell International Inc.	6,545	397,020

		397,020
FOOD—1.45%
General Mills Inc.	5,437	211,445
Kraft Foods Inc. Class A	14,908	594,382

		805,827
HEALTH CARE - PRODUCTS—1.48%
Baxter International Inc.	4,727	261,923
Covidien PLC(c)	4,076	225,117
Medtronic Inc.	8,773	335,129

		822,169
HEALTH CARE - SERVICES—0.88%
UnitedHealth Group Inc.	8,722	489,740

		489,740
HOUSEHOLD PRODUCTS & WARES—0.47%
Kimberly-Clark Corp.	3,316	260,207

		260,207

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

April 30, 2012

INSURANCE—2.67%
American International Group Inc.(a)	1,911	65,031
Berkshire Hathaway Inc. Class B(a)	8,769	705,466
MetLife Inc.	7,157	257,867
Prudential Financial Inc.	3,923	237,498
Travelers Companies Inc. (The)	3,314	213,157

		1,479,019
LODGING—0.33%
Las Vegas Sands Corp.	3,283	182,174

		182,174
MACHINERY—1.52%
Caterpillar Inc.	5,459	561,022
Deere & Co.	3,390	279,200

		840,222
MANUFACTURING—4.98%
3M Co.	5,856	523,292
Danaher Corp.	4,827	261,720
General Electric Co.	89,191	1,746,360
Illinois Tool Works Inc.	4,038	231,700

		2,763,072
MEDIA—1.63%
Time Warner Inc.	8,175	306,236
Walt Disney Co. (The)	13,902	599,315

		905,551
MINING—0.98%
Freeport-McMoRan Copper & Gold Inc.	7,915	303,144
Newmont Mining Corp.	4,137	197,128
Southern Copper Corp.	1,284	42,218

		542,490
OIL & GAS—13.85%
Anadarko Petroleum Corp.	4,202	307,628
Apache Corp.	3,240	310,846
Chevron Corp.	16,668	1,776,142
ConocoPhillips	10,745	769,664
Devon Energy Corp.	3,170	221,425
EOG Resources Inc.	2,246	246,633
Exxon Mobil Corp.	39,737	3,430,893
Occidental Petroleum Corp.	6,770	617,559

		7,680,790
OIL & GAS SERVICES—2.47%
Halliburton Co.	7,788	266,506
National Oilwell Varco Inc.	3,578	271,069
Schlumberger Ltd.	11,252	834,223

		1,371,798

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

April 30, 2012

PHARMACEUTICALS—10.67%
Abbott Laboratories	13,256	822,667
Allergan Inc.	2,567	246,432
Bristol-Myers Squibb Co.	14,232	474,922
Eli Lilly and Co.	9,783	404,919
Johnson & Johnson	23,144	1,506,443
Merck & Co. Inc.	25,664	1,007,055
Pfizer Inc.	63,557	1,457,362

		5,919,800
PIPELINES—0.09%
Kinder Morgan Inc.(c)	1,420	50,978

		50,978
REAL ESTATE INVESTMENT TRUSTS—0.70%
Simon Property Group Inc.	2,478	385,577

		385,577
RETAIL—7.77%
CVS Caremark Corp.	10,980	489,928
Home Depot Inc. (The)	12,997	673,115
Lowe’s Companies Inc.	10,454	328,987
McDonald’s Corp.	8,587	836,803
Target Corp.	5,643	326,955
TJX Companies Inc. (The)	6,295	262,564
Wal-Mart Stores Inc.	14,437	850,484
Walgreen Co.	7,371	258,427
Yum! Brands Inc.	3,882	282,338

		4,309,601
SOFTWARE—0.14%
VMware Inc. Class A(a)	714	79,768

		79,768
TELECOMMUNICATIONS—4.71%
AT&T Inc.	49,985	1,645,007
Verizon Communications Inc.	23,906	965,324

		2,610,331
TRANSPORTATION—2.07%
FedEx Corp.	2,466	217,600
Union Pacific Corp.	4,048	455,157
United Parcel Service Inc. Class B	6,062	473,685

		1,146,442

TOTAL COMMON STOCKS
(Cost: $57,019,881)		55,561,607

SHORT-TERM INVESTMENTS—0.54%

MONEY MARKET FUNDS—0.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(b)(d)(e)	240,917	240,917

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

April 30, 2012

BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(b)(d)(e)	17,513	17,513
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(b)(d)	43,293	43,293

		301,723

TOTAL SHORT-TERM INVESTMENT
(Cost: $301,723)		301,723

TOTAL INVESTMENTS IN SECURITIES—100.73%
(Cost: $57,321,604)		55,863,330

SHORT POSITIONS(f)—(0.33)%

COMMON STOCKS—(0.33)%
Phillips 66(a)	(5,372)	(182,937)

		(182,937)

TOTAL SHORT POSITIONS
(Proceeds: $182,937)		(182,937)
Other Assets, Less Liabilities—(0.40)%		(221,076)

NET ASSETS—100.00%		$55,459,317

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.12%
Clear Channel Outdoor Holdings Inc. Class A(a)	172	$1,302
Harte-Hanks Inc.	188	1,579
Interpublic Group of Companies Inc. (The)	1,933	22,829
Omnicom Group Inc.	1,130	57,980

		83,690
AEROSPACE & DEFENSE—1.71%
AAR Corp.	166	2,565
Alliant Techsystems Inc.	141	7,515
Boeing Co. (The)	3,143	241,383
CAE Inc.	1,084	11,848
Cubic Corp.	66	3,051
Curtiss-Wright Corp.	198	6,988
Ducommun Inc.(a)	45	531
Embraer SA SP ADR	606	20,992
Esterline Technologies Corp.(a)	128	8,767
Exelis Inc.	785	9,051
GenCorp Inc.(a)	234	1,608
General Dynamics Corp.	1,482	100,035
Goodrich Corp.	527	66,118
HEICO Corp.	66	2,661
HEICO Corp. Class A	122	3,932
Kaman Corp.	102	3,507
L-3 Communications Holdings Inc.	421	30,960
Lockheed Martin Corp.	1,360	123,134
Moog Inc. Class A(a)	178	7,524
National Presto Industries Inc.(b)	21	1,548
Northrop Grumman Corp.	1,051	66,507
Orbital Sciences Corp.(a)	246	3,090
Raytheon Co.	1,443	78,124
Rockwell Collins Inc.	634	35,434
Spirit AeroSystems Holdings Inc. Class A(a)	498	12,450
Teledyne Technologies Inc.(a)(b)	155	10,016
TransDigm Group Inc.(a)(b)	211	26,611
Triumph Group Inc.	198	12,438
United Technologies Corp.	3,822	312,028

		1,210,416
AGRICULTURE—1.70%
Adecoagro SA(a)	509	4,540
Alliance One International Inc.(a)(b)	365	1,292
Altria Group Inc.	8,632	278,037
Archer-Daniels-Midland Co.	2,707	83,457
Bunge Ltd.	603	38,893
Lorillard Inc.	560	75,762
Philip Morris International Inc.	7,262	650,022
Reynolds American Inc.	1,408	57,489
Tejon Ranch Co.(a)	117	3,494
Universal Corp.	100	4,583
Vector Group Ltd.	107	1,856

		1,199,425

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

AIRLINES—0.23%
Alaska Air Group Inc.(a)	553	18,691
China Eastern Airlines Corp. Ltd. Class H SP ADR(a)	174	2,941
China Southern Airlines Co. Ltd. Class H SP ADR(a)	148	3,287
Copa Holdings SA Class A	139	11,302
Delta Air Lines Inc.(a)	3,579	39,226
LAN Airlines SA SP ADR(b)	784	22,101
Southwest Airlines Co.	3,403	28,177
United Continental Holdings Inc.(a)(b)	1,397	30,622
US Airways Group Inc.(a)(b)	679	6,967

		163,314
APPAREL—0.66%
Carter’s Inc.(a)	224	12,163
Coach Inc.	1,211	88,597
Gildan Activewear Inc.	470	13,527
Hanesbrands Inc.(a)(b)	393	11,090
Jones Group Inc. (The)	363	4,073
Maidenform Brands Inc.(a)	100	2,283
Nike Inc. Class B	1,565	175,077
Oxford Industries Inc.	61	2,927
Quiksilver Inc.(a)	560	1,938
Ralph Lauren Corp.	260	44,790
SKECHERS U.S.A. Inc. Class A(a)	162	3,024
Under Armour Inc. Class A(a)(b)	166	16,256
Unifi Inc.(a)(b)	121	1,345
VF Corp.	461	70,095
Warnaco Group Inc. (The)(a)	181	9,586
Wolverine World Wide Inc.	208	8,726

		465,497
AUTO MANUFACTURERS—1.55%
Ford Motor Co.	15,818	178,427
General Motors Co.(a)	3,046	70,058
Honda Motor Co. Ltd. SP ADR	7,603	274,012
Navistar International Corp.(a)	286	9,710
Oshkosh Corp.(a)	383	8,744
Tata Motors Ltd. SP ADR(b)	1,488	44,268
Toyota Motor Corp. SP ADR	6,161	503,846
Wabash National Corp.(a)(b)	287	2,402

		1,091,467
AUTO PARTS & EQUIPMENT—0.51%
Accuride Corp.(a)	186	1,348
American Axle & Manufacturing Holdings Inc.(a)	279	2,704
Autoliv Inc.	378	23,716
BorgWarner Inc.(a)	465	36,754
China Yuchai International Ltd.	86	1,219
Cooper Tire & Rubber Co.	263	3,932
Dana Holding Corp.	618	9,035
Delphi Automotive PLC(a)(b)	1,399	42,935
Douglas Dynamics Inc.	85	1,201
Goodyear Tire & Rubber Co. (The)(a)	1,039	11,408
Johnson Controls Inc.	2,865	91,594
Lear Corp.	416	17,264
Magna International Inc. Class A(b)	994	43,567
Meritor Inc.(a)	478	3,112
Miller Industries Inc.	78	1,279
Modine Manufacturing Co.(a)	195	1,540

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Standard Motor Products Inc.	86	1,296
Superior Industries International Inc.	101	1,728
Tenneco Inc.(a)	271	8,355
Titan International Inc.	178	5,142
TRW Automotive Holdings Corp.(a)	525	23,998
Visteon Corp.(a)	200	10,034
WABCO Holdings Inc.(a)	285	17,964

		361,125
BANKS—11.31%
Banco Bilbao Vizcaya Argentaria SA SP ADR	19,329	130,471
Banco de Chile SP ADR	513	48,027
Banco Macro SA SP ADR	147	2,267
Banco Santander (Chile) SA SP ADR	181	14,808
Banco Santander SA SP ADR(b)	36,013	227,962
BancorpSouth Inc.	330	4,445
Bank of America Corp.	45,408	368,259
Bank of Hawaii Corp.	199	9,729
Bank of Montreal	2,670	158,518
Bank of New York Mellon Corp. (The)	5,080	120,142
Bank of Nova Scotia	4,785	265,376
Barclays PLC SP ADR	11,642	165,782
BB&T Corp.	2,927	93,781
BBVA Banco Frances SA SP ADR(a)	153	745
Canadian Imperial Bank of Commerce	1,712	129,016
Capital One Financial Corp.	1,906	105,745
CapitalSource Inc.	1,073	6,921
CIT Group Inc.(a)	868	32,854
Citigroup Inc.	12,350	408,044
City National Corp.	206	10,972
Comerica Inc.	848	27,153
Community Bank System Inc.	158	4,443
CorpBanca SA SP ADR	255	5,128
Credicorp Ltd.	223	29,193
Credit Suisse Group PLC SP ADR	5,160	120,280
Cullen/Frost Bankers Inc.	244	14,386
Deutsche Bank AG	3,792	164,535
F.N.B. Corp.	537	6,095
First BanCorp (Puerto Rico)(a)	768	3,272
First Commonwealth Financial Corp.	442	2,842
First Horizon National Corp.	1,044	9,584
First Republic Bank(a)	424	14,005
Goldman Sachs Group Inc. (The)	2,089	240,548
Governor & Co. of the Bank of Ireland (The) SP ADR	1,531	9,446
HDFC Bank Ltd. SP ADR	2,512	86,237
HSBC Holdings PLC SP ADR	15,032	678,995
Hudson Valley Holding Corp.	73	1,338
ICICI Bank Ltd. SP ADR	2,119	71,813
J.P. Morgan Chase & Co.	15,795	678,869
KeyCorp	4,024	32,353
Lloyds TSB Group PLC SP ADR(a)	42,674	83,641
M&T Bank Corp.	490	42,272
Mitsubishi UFJ Financial Group Inc. SP ADR	59,048	281,068
Mizuho Financial Group Inc. SP ADR(b)	50,622	158,953
Morgan Stanley	6,613	114,273
National Bank of Greece SA SP ADR(a)	3,907	8,908
Old National Bancorp	400	5,128
Oriental Financial Group Inc.	184	2,175
PNC Financial Services Group Inc. (The)(c)	2,218	147,098
Prosperity Bancshares Inc.	199	9,283
Regions Financial Corp.	5,314	35,816
Royal Bank of Canada	6,072	351,022

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Royal Bank of Scotland Group PLC SP ADR(a)	4,120	32,630
State Street Corp.	2,063	95,352
Sterling Bancorp	130	1,236
Sumitomo Mitsui Financial Group Inc. SP ADR(b)	30,682	197,899
SunTrust Banks Inc.	2,228	54,096
Synovus Financial Corp.	2,787	5,853
TCF Financial Corp.	636	7,295
Toronto-Dominion Bank (The)	3,817	322,346
U.S. Bancorp	8,037	258,550
UBS AG(a)	15,977	197,636
Valley National Bancorp	717	9,034
Walker & Dunlop Inc.(a)	47	613
Webster Financial Corp.	370	8,410
Wells Fargo & Co.	22,177	741,377
Western Alliance Bancorp(a)(b)	343	3,012
Westpac Banking Corp. SP ADR(b)	2,552	302,182

		7,981,537
BEVERAGES—2.62%
Anheuser-Busch InBev NV SP ADR	2,659	193,097
Beam Inc.	621	35,260
Boston Beer Co. Inc. (The) Class A(a)(b)	38	3,926
Brown-Forman Corp. Class A	92	7,738
Brown-Forman Corp. Class B NVS	350	30,223
Coca-Cola Co. (The)	9,086	693,444
Coca-Cola Enterprises Inc.	1,227	36,957
Coca-Cola FEMSA SAB de CV SP ADR(a)	171	18,117
Coca-Cola Hellenic Bottling Co. SA SP ADR(a)	427	8,403
Companhia de Bebidas das Americas-AmBev SP ADR	695	24,325
Compania Cervecerias Unidas SA SP ADR	91	6,517
Constellation Brands Inc.(a)	41	892
Constellation Brands Inc. Class A(a)	641	13,846
Cott Corp.(a)	347	2,273
Diageo PLC SP ADR	2,636	266,552
Dr Pepper Snapple Group Inc.	919	37,293
Embotelladora Andina SA Class A SP ADR	96	2,583
Embotelladora Andina SA Class B SP ADR	158	5,135
Molson Coors Brewing Co. Class B NVS	563	23,410
PepsiCo Inc.	6,617	436,722
Vina Concha y Toro SA SP ADR	108	4,535

		1,851,248
BIOTECHNOLOGY—0.03%
Bio-Rad Laboratories Inc. Class A(a)	83	8,963
Cambrex Corp.(a)	123	797
Charles River Laboratories International Inc.(a)	218	7,745
Emergent BioSolutions Inc.(a)	98	1,378
Enzo Biochem Inc.(a)(b)	162	444

		19,327
BUILDING MATERIALS—0.33%
Armstrong World Industries Inc.	90	3,964
Cemex SAB de CV SP ADR(a)	4,612	33,345
Comfort Systems USA Inc.	161	1,703
CRH PLC SP ADR	3,070	62,413
Desarrolladora Homex SAB de CV SP ADR(a)(b)	192	3,227
Drew Industries Inc.(a)	83	2,472
Eagle Materials Inc.	190	6,692
Fortune Brands Home & Security Inc.(a)	638	14,508
Griffon Corp.	223	2,210

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Headwaters Inc.(a)	256	1,111
Interline Brands Inc.(a)	142	2,988
James Hardie Industries SE SP ADR	150	5,815
Lennox International Inc.	213	9,244
Louisiana-Pacific Corp.(a)	558	5,050
Martin Marietta Materials Inc.	203	16,825
Masco Corp.	1,520	20,034
NCI Building Systems Inc.(a)	161	1,930
Owens Corning(a)	496	17,038
Quanex Building Products Corp.	159	2,930
Simpson Manufacturing Co. Inc.	151	4,685
Texas Industries Inc.	101	3,395
Trex Co. Inc.(a)	60	1,920
USG Corp.(a)(b)	472	8,520

		232,019
CHEMICALS—2.95%
Agrium Inc.	655	57,575
Air Products and Chemicals Inc.	876	74,889
Airgas Inc.	275	25,201
Albemarle Corp.	388	25,336
American Vanguard Corp.	104	2,600
Ashland Inc.	300	19,761
Cabot Corp.	255	10,998
Celanese Corp. Series A	642	31,111
CF Industries Holdings Inc.	278	53,671
Chemtura Corp.(a)	408	6,944
China Green Agriculture Inc.(a)	68	282
Cytec Industries Inc.	210	13,350
Dow Chemical Co. (The)	5,038	170,688
E.I. du Pont de Nemours and Co.	3,943	210,793
Eastman Chemical Co.	560	30,223
Ecolab Inc.	1,199	76,364
Ferro Corp.(a)	365	1,894
FMC Corp.	303	33,466
Georgia Gulf Corp.(a)(b)	142	5,034
H.B. Fuller Co.	209	6,876
Huntsman Corp.	760	10,762
International Flavors & Fragrances Inc.	340	20,471
Intrepid Potash Inc.(a)	215	5,343
Kraton Performance Polymers Inc.(a)	135	3,510
Kronos Worldwide Inc.	84	1,994
LyondellBasell Industries NV Class A	2,045	85,440
Minerals Technologies Inc.	76	5,100
Monsanto Co.	2,260	172,167
Mosaic Co. (The)	1,264	66,765
NewMarket Corp.	41	9,152
Oil-Dri Corp. of America	21	444
Olin Corp.	301	6,309
OM Group Inc.(a)	137	3,304
OMNOVA Solutions Inc.(a)	257	2,015
PolyOne Corp.	391	5,419
Potash Corp. of Saskatchewan	3,539	150,337
PPG Industries Inc.	648	68,196
Praxair Inc.	1,264	146,245
Quaker Chemical Corp.	53	2,300
Rockwood Holdings Inc.(a)	311	17,211
RPM International Inc.	555	14,746
Sasol Ltd. SP ADR	2,793	132,472
Sensient Technologies Corp.	212	7,876
Sherwin-Williams Co. (The)	369	44,383
Sinopec Shanghai Petrochemical Co. Ltd. Class H SP ADR	99	3,419

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Sociedad Quimica y Minera de Chile SA Series B SP ADR	273	15,913
Solutia Inc.	513	14,538
Spartech Corp.(a)	130	634
Stepan Co.	33	2,998
Syngenta AG SP ADR	1,915	134,108
Ultrapar Participacoes SA SP ADR	1,137	25,742
Valhi Inc.	16	865
Valspar Corp. (The)	369	18,874
W.R. Grace & Co.(a)	277	16,512
Westlake Chemical Corp.(b)	84	5,372
Zep Inc.	92	1,311

		2,079,303
COAL—0.19%
Alpha Natural Resources Inc.(a)	952	15,356
Arch Coal Inc.	902	8,804
Cloud Peak Energy Inc.(a)	256	3,940
CONSOL Energy Inc.	925	30,747
Patriot Coal Corp.(a)(b)	387	2,256
Peabody Energy Corp.	1,146	35,652
SunCoke Energy Inc.(a)	304	4,627
Walter Energy Inc.	259	17,174
Yanzhou Coal Mining Co. Ltd. Class H SP ADR(a)	828	17,537

		136,093
COMMERCIAL SERVICES—1.70%
Aaron’s Inc.	299	8,124
ABM Industries Inc.	187	4,353
Accretive Health Inc.(a)(b)	127	1,278
Aegean Marine Petroleum Network Inc.	275	1,966
Alliance Data Systems Corp.(a)	216	27,754
Ambow Education Holding Ltd. Class A SP ADR(a)	72	508
American Reprographics Co.(a)	161	879
AMN Healthcare Services Inc.(a)(b)	168	1,127
Arbitron Inc.	115	4,376
Booz Allen Hamilton Holding Corp.	503	8,601
Bridgepoint Education Inc.(a)(b)	198	4,269
Brink’s Co. (The)	199	5,055
Carriage Services Inc.	59	442
CBIZ Inc.(a)(b)	181	1,099
CDI Corp.	56	993
Cenveo Inc.(a)(b)	454	1,298
Chemed Corp.	89	5,370
Consolidated Graphics Inc.(a)	42	1,680
Convergys Corp.(a)(b)	444	5,936
CoreLogic Inc.(a)	406	6,780
Corporate Executive Board Co. (The)	145	5,999
Corrections Corp. of America(a)	416	12,018
Deluxe Corp.	218	5,191
DeVry Inc.	254	8,166
Dollar Thrifty Automotive Group Inc.(a)	112	9,056
Equifax Inc.	522	23,918
ExamWorks Group Inc.(a)	146	1,699
FleetCor Technologies Inc.(a)	292	11,549
Franklin Covey Co.(a)	64	595
FTI Consulting Inc.(a)	176	6,396
Gartner Inc.(a)(b)	376	16,469
Genpact Ltd.(a)	897	14,962
GEO Group Inc. (The)(a)	273	5,654
Global Payments Inc.	336	15,600
Green Dot Corp. Class A(a)(b)	123	3,246

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

H&R Block Inc.	1,231	18,096
Heartland Payment Systems Inc.	154	4,692
Hertz Global Holdings Inc.(a)	1,664	25,642
Hill International Inc.(a)	111	395
Insperity Inc.	101	2,754
Iron Mountain Inc.	673	20,439
iSoftStone Holdings Ltd. SP ADR(a)	174	1,389
ITT Educational Services Inc.(a)(b)	99	6,536
K12 Inc.(a)(b)	109	2,779
KAR Auction Services Inc.(a)	132	2,429
Kenexa Corp.(a)(b)	133	4,345
Korn/Ferry International(a)	199	3,214
Landauer Inc.	63	3,321
Lender Processing Services Inc.	356	9,452
Live Nation Entertainment Inc.(a)(b)	667	6,043
Mac-Gray Corp.	51	760
Manpower Inc.	331	14,101
MasterCard Inc. Class A	458	207,140
MAXIMUS Inc.	144	6,372
Medifast Inc.(a)	66	1,269
MoneyGram International Inc.(a)	235	3,957
Monster Worldwide Inc.(a)(b)	548	4,729
Moody’s Corp.	921	37,715
Navigant Consulting Inc.(a)	220	3,062
New Oriental Education & Technology Group Inc. SP ADR(a)	204	5,453
PHH Corp.(a)(b)	237	3,673
Quad Graphics Inc.(b)	161	2,164
Quanta Services Inc.(a)	878	19,421
Reed Elsevier PLC SP ADR	1,284	42,436
Ritchie Bros. Auctioneers Inc.(b)	379	8,008
Robert Half International Inc.	572	17,046
Rollins Inc.	316	6,715
RSC Holdings Inc.(a)	423	10,034
SAIC Inc.	1,486	18,070
Service Corp. International	924	10,700
Sotheby’s	285	11,206
Stantec Inc.	193	6,290
TAL Education Group Class A SP ADR(a)	57	659
Team Health Holdings Inc.(a)	238	5,127
Team Inc.(a)	111	3,289
TMS International Corp.(a)	44	532
TNS Inc.(a)	106	2,162
Total System Services Inc.	757	17,805
Towers Watson & Co. Class A	231	15,107
TrueBlue Inc.(a)(b)	180	3,107
United Rentals Inc.(a)(b)	264	12,324
Universal Technical Institute Inc.	91	1,092
Valassis Communications Inc.(a)(b)	190	3,800
Viad Corp.	85	1,537
Visa Inc. Class A	2,227	273,876
Weight Watchers International Inc.(a)(b)	127	9,647
Western Union Co.	2,656	48,817
WNS Holdings Ltd. SP ADR(a)	90	1,002
Wright Express Corp.(a)	162	10,339
WuXi PharmaTech Cayman Inc. SP ADR(a)	298	4,285
Xueda Education Group SP ADR(a)(b)	106	368

		1,199,128
COMPUTERS—2.66%
3D Systems Corp.(a)(b)	180	5,308
Accenture PLC Class A	2,712	176,144
CACI International Inc. Class A(a)(b)	127	7,764

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Camelot Information Systems Inc. SP ADR(a)	139	409
CGI Group Inc. Class A(a)	978	21,946
CIBER Inc.(a)(b)	261	1,086
Computer Sciences Corp.	651	18,267
Diebold Inc.	272	10,730
DST Systems Inc.	138	7,725
EMC Corp.(a)	8,658	244,242
Fusion-io Inc.(a)(b)	344	8,824
Hewlett-Packard Co.	8,233	203,849
IHS Inc. Class A(a)	199	20,113
Imation Corp.(a)	137	795
International Business Machines Corp.	4,848	1,003,924
Lexmark International Inc. Class A	334	10,053
NCR Corp.(a)	665	15,628
Quantum Corp.(a)(b)	977	2,325
RealD Inc.(a)	172	2,078
Spansion Inc. Class A(a)	308	3,715
Teradata Corp.(a)	712	49,683
Unisys Corp.(a)(b)	164	3,060
VanceInfo Technologies Inc. SP ADR(a)(b)	176	2,279
Western Digital Corp.(a)	983	38,150
Wipro Ltd. SP ADR	2,107	20,354

		1,878,451
COSMETICS & PERSONAL CARE—1.47%
Avon Products Inc.	1,823	39,377
Colgate-Palmolive Co.	1,979	195,802
Estee Lauder Companies Inc. (The) Class A	979	63,977
Procter & Gamble Co. (The)	11,606	738,606
Revlon Inc. Class A(a)	49	837

		1,038,599
DISTRIBUTION & WHOLESALE—0.24%
Arrow Electronics Inc.(a)	491	20,646
Corporate Express NV SP ADR(a)	1,296	15,867
Genuine Parts Co.	653	42,301
Ingram Micro Inc. Class A(a)	611	11,890
Owens & Minor Inc.	270	7,895
W.W. Grainger Inc.	250	51,955
Watsco Inc.	105	7,555
WESCO International Inc.(a)(b)	181	12,017

		170,126
DIVERSIFIED FINANCIAL SERVICES—1.76%
AerCap Holdings NV(a)	466	5,396
Affiliated Managers Group Inc.(a)	223	25,337
Air Lease Corp.(a)(b)	298	7,009
Aircastle Ltd.	208	2,527
American Express Co.	4,902	295,149
Ameriprise Financial Inc.	959	51,987
Apollo Residential Mortgage Inc.	96	1,742
Artio Global Investors Inc. Class A	134	485
BlackRock Inc.(c)	559	107,093
Cash Store Financial Services Inc. (The)	55	306
Charles Schwab Corp. (The)	4,541	64,936
Cohen & Steers Inc.(b)	87	3,066
Discover Financial Services	2,263	76,716
Doral Financial Corp.(a)(b)	492	900
Duff & Phelps Corp. Class A	120	1,908
Eaton Vance Corp.	466	12,256

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Evercore Partners Inc. Class A	111	2,934
Federal Agricultural Mortgage Corp. Class C NVS	36	823
Federated Investors Inc. Class B(b)	396	8,744
Franklin Resources Inc.	594	74,553
FXCM Inc.	72	834
GAMCO Investors Inc. Class A	30	1,352
GFI Group Inc.	279	921
Greenhill & Co. Inc.	123	4,779
Higher One Holdings Inc.(a)(b)	142	2,239
Imperial Holdings Inc.(a)	73	280
IntercontinentalExchange Inc.(a)	294	39,114
Invesco Ltd.	1,865	46,327
Investment Technology Group Inc.(a)	174	1,775
Janus Capital Group Inc.	788	5,973
Jefferies Group Inc.	860	13,700
JMP Group Inc.	74	548
KB Financial Group Inc. SP ADR	1,624	55,102
KBW Inc.	130	2,215
Knight Capital Group Inc. Class A(a)	420	5,519
Lazard Ltd. Class A	503	13,837
Legg Mason Inc.	579	15,094
National Financial Partners Corp.(a)(b)	180	2,655
Nelnet Inc. Class A	118	3,047
Noah Holdings Ltd. SP ADR	75	535
Nomura Holdings Inc. SP ADR(b)	15,368	62,548
NYSE Euronext Inc.	1,073	27,630
Ocwen Financial Corp.(a)	416	6,203
Oppenheimer Holdings Inc. Class A	46	785
ORIX Corp. SP ADR(a)	902	43,016
Piper Jaffray Companies Inc.(a)	82	1,988
Raymond James Financial Inc.	429	15,710
SeaCube Container Leasing Ltd.	106	1,966
Shinhan Financial Group Co. Ltd. SP ADR	988	68,705
Stifel Financial Corp.(a)	228	8,304
SWS Group Inc.	136	767
TD Ameritrade Holding Corp.	971	18,245
Teton Advisors Inc. Class B	3	46
Waddell & Reed Financial Inc. Class A	364	11,641
Westwood Holdings Group Inc.	28	1,030
Woori Finance Holdings Co. Ltd. SP ADR	487	15,263

		1,243,560
ELECTRIC—2.99%
AES Corp. (The)(a)	3,312	41,466
ALLETE Inc.	167	6,882
Alliant Energy Corp.	465	21,037
Ameren Corp.	1,016	33,315
Ameresco Inc. Class A(a)	78	951
American Electric Power Co. Inc.	2,056	79,855
Atlantic Power Corp.(a)	582	8,311
Avista Corp.	245	6,478
Black Hills Corp.	166	5,480
Calpine Corp.(a)	2,038	38,212
Centrais Eletricas Brasileiras SA SP ADR	1,359	11,579
Central Vermont Public Service Corp.	49	1,727
CH Energy Group Inc.	66	4,331
China Hydroelectric Corp. SP ADR(a)	636	941
Cleco Corp.	257	10,486
CMS Energy Corp.	1,068	24,553
Companhia Energetica de Minas Gerais SP ADR	364	7,771
Consolidated Edison Inc.	1,238	73,599
CPFL Energia SA SP ADR	1,049	29,582

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Dominion Resources Inc.	2,390	124,734
DTE Energy Co.	712	40,142
Duke Energy Corp.	5,606	120,137
Dynegy Inc.(a)(b)	440	180
Edison International	1,372	60,382
El Paso Electric Co.	178	5,454
Empire District Electric Co. (The)	178	3,653
Empresa Distribuidora y Comercializadora Norte SA SP ADR(a)	91	250
Empresa Nacional de Electricidad SA SP ADR	464	25,344
Enersis SA SP ADR	1,090	22,094
Entergy Corp.	749	49,104
Exelon Corp.	3,558	138,798
FirstEnergy Corp.	1,750	81,935
Genie Energy Ltd. Class B	83	691
GenOn Energy Inc.(a)	2,970	6,326
Great Plains Energy Inc.	564	11,517
Hawaiian Electric Industries Inc.	407	10,802
Huaneng Power International Inc. Class H SP ADR(a)	362	8,612
IDACORP Inc.	210	8,555
Integrys Energy Group Inc.	331	18,086
ITC Holdings Corp.	218	16,886
Korea Electric Power Corp. SP ADR(a)	2,213	21,023
MDU Resources Group Inc.	734	16,838
National Fuel Gas Co.	332	15,710
NextEra Energy Inc.	1,754	112,870
Northeast Utilities	1,301	47,838
NorthWestern Corp.	152	5,399
NRG Energy Inc.(a)	961	16,337
NV Energy Inc.	989	16,467
OGE Energy Corp.	410	22,124
Ormat Technologies Inc.	76	1,502
Pampa Energia SA SP ADR(a)	190	1,284
Pepco Holdings Inc.	954	18,050
PG&E Corp.	1,717	75,857
Pike Electric Corp.(a)	74	608
Pinnacle West Capital Corp.	462	22,338
PNM Resources Inc.	332	6,228
Portland General Electric Co.	317	8,188
PPL Corp.	2,460	67,281
Progress Energy Inc.	1,245	66,259
Public Service Enterprise Group Inc.	2,132	66,412
SCANA Corp.	489	22,553
Southern Co. (The)	3,650	167,681
TECO Energy Inc.	853	15,371
TransAlta Corp.	997	16,510
UIL Holdings Corp.	214	7,355
UniSource Energy Corp.	155	5,642
Unitil Corp.	86	2,276
Westar Energy Inc.	489	14,029
Wisconsin Energy Corp.	990	36,472
Xcel Energy Inc.	2,049	55,446

		2,112,186
ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
Acuity Brands Inc.	181	10,058
AMETEK Inc.	680	34,225
Belden Inc.	199	6,921
China Ming Yang Wind Power Group Ltd. SP ADR(a)	276	640
Emerson Electric Co.	3,077	161,666
Energizer Holdings Inc.(a)	268	19,117
EnerSys Inc.(a)(b)	213	7,444
Generac Holdings Inc.(a)	230	5,538

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

General Cable Corp.(a)(b)	186	5,476
GrafTech International Ltd.(a)	554	6,504
Hubbell Inc. Class A	13	981
Hubbell Inc. Class B	222	17,813
Nidec Corp. SP ADR	2,055	46,176
Suntech Power Holdings Co. Ltd. SP ADR(a)(b)	601	1,515
Yingli Green Energy Holding Co. Ltd. SP ADR(a)(b)	444	1,616

		325,690
ELECTRONICS—1.37%
Advantest Corp. SP ADR(b)	733	12,102
Agilent Technologies, Inc.	1,461	61,625
Amphenol Corp. Class A	702	40,814
AU Optronics Corp. SP ADR(b)	3,343	15,010
Avnet Inc.(a)	615	22,189
AVX Corp.	218	2,769
Badger Meter Inc.	64	2,364
Benchmark Electronics Inc.(a)	253	4,018
Brady Corp. Class A	181	5,616
Celestica Inc.(a)	834	7,473
Checkpoint Systems Inc.(a)	169	1,852
China Digital TV Holding Co. Ltd. SP ADR	227	799
CTS Corp.	144	1,545
Elster Group SE SP ADR(a)	80	1,194
ESCO Technologies Inc.	111	3,818
Honeywell International Inc.	3,253	197,327
Imax Corp.(a)	263	6,304
Jabil Circuit Inc.	848	19,886
Kemet Corp.(a)	185	1,574
Koninklijke Philips Electronics NV NYS(a)	3,931	78,581
Kyocera Corp. SP ADR	707	68,798
LG Display Co. Ltd. SP ADR(a)(b)	1,915	21,391
Methode Electronics Inc.	155	1,310
Mettler-Toledo International Inc.(a)	135	24,208
Nam Tai Electronics Inc.(b)	126	627
Park Electrochemical Corp.	80	2,308
PerkinElmer Inc.	482	13,303
Pulse Electronics Corp.	177	363
Rogers Corp.(a)	66	2,527
Sensata Technologies Holding NV(a)	705	22,391
Stoneridge Inc.(a)	167	1,440
TE Connectivity Ltd.	1,833	66,831
Thermo Fisher Scientific Inc.	1,532	85,256
Thomas & Betts Corp.(a)	222	15,964
Tyco International Ltd.	1,958	109,903
Vishay Intertechnology Inc.(a)(b)	607	6,811
Vishay Precision Group Inc.(a)	51	738
Waters Corp.(a)	376	31,625
Watts Water Technologies Inc. Class A	127	4,676

		967,330
ENERGY - ALTERNATE SOURCES—0.01%
FutureFuel Corp.	59	581
JinkoSolar Holding Co. Ltd. SP ADR(a)	51	279
LDK Solar Co. Ltd. SP ADR(a)(b)	656	2,086
Renesola Ltd. SP ADR(a)(b)	266	439
REX American Resources Corp.(a)	31	860
Trina Solar Ltd. SP ADR(a)(b)	304	2,207

		6,452

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

ENGINEERING & CONSTRUCTION—0.53%
ABB Ltd. SP ADR(a)	9,662	182,322
AECOM Technology Corp.(a)	437	9,644
Chicago Bridge & Iron Co. NV	403	17,901
Dycom Industries Inc.(a)	148	3,462
EMCOR Group Inc.	280	8,210
Empresas ICA SAB de CV SP ADR(a)	630	4,555
Fluor Corp.	708	40,887
Granite Construction Inc.	161	4,482
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	153	5,923
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	100	8,191
Jacobs Engineering Group Inc.(a)	541	23,712
KBR Inc.	636	21,535
MasTec Inc.(a)	269	4,678
McDermott International Inc.(a)	987	11,153
Mistras Group Inc.(a)	65	1,525
Orion Marine Group Inc.(a)	113	782
Shaw Group Inc. (The)(a)	306	9,263
Tutor Perini Corp.(a)	138	2,099
URS Corp.	336	13,880

		374,204
ENTERTAINMENT—0.12%
Bally Technologies Inc.(a)(b)	199	9,662
Cinemark Holdings Inc.	415	9,528
Dolby Laboratories Inc. Class A(a)	224	8,788
International Game Technology	1,209	18,836
Lions Gate Entertainment Corp.(a)	641	7,839
Marriott Vacations Worldwide Corp.(a)	130	3,839
Pinnacle Entertainment Inc.(a)	262	2,908
Regal Entertainment Group Class A	514	6,996
Six Flags Entertainment Corp.	232	11,115
Speedway Motorsports Inc.	55	938
Vail Resorts Inc.	153	6,239

		86,688
ENVIRONMENTAL CONTROL—0.25%
Calgon Carbon Corp.(a)	237	3,280
Clean Harbors Inc.(a)	198	13,511
Covanta Holding Corp.	567	9,100
Darling International Inc.(a)	493	8,075
EnergySolutions Inc.(a)	344	1,448
Met-Pro Corp.	61	608
Mine Safety Appliances Co.	136	5,775
Progressive Waste Solutions Ltd.	510	11,047
Republic Services Inc.	1,551	42,451
Waste Connections Inc.	481	15,503
Waste Management Inc.	1,862	63,680

		174,478
FOOD—2.23%
B&G Foods Inc. Class A	201	4,470
BRF - Brasil Foods SA SP ADR	3,323	61,243
Campbell Soup Co.	778	26,320
Chiquita Brands International Inc.(a)	191	1,624
ConAgra Foods Inc.	1,756	45,340
Corn Products International Inc.	325	18,545
Cosan Ltd. Class A(b)	723	10,006
Dean Foods Co.(a)	776	9,529

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Delhaize Group SP ADR(b)	428	20,848
Dole Food Co. Inc.(a)(b)	152	1,289
Flowers Foods Inc.	534	11,454
Fresh Del Monte Produce Inc.	166	3,846
General Mills Inc.	2,671	103,875
Gruma SAB de CV Series B SP ADR(a)	149	1,626
H.J. Heinz Co.	1,370	73,035
Harris Teeter Supermarkets Inc.	180	6,835
Hershey Co. (The)	681	45,634
Hormel Foods Corp.	611	17,756
Industrias Bachoco SAB de CV SP ADR	36	743
J.M. Smucker Co. (The)	471	37,506
Kellogg Co.	1,385	70,039
Kraft Foods Inc. Class A	7,434	296,394
Kroger Co. (The)	2,262	52,637
McCormick & Co. Inc	36	1,998
McCormick & Co. Inc. NVS	506	28,290
Pilgrim’s Pride Corp.(a)	241	1,721
Post Holdings Inc.(a)(b)	116	3,451
Ralcorp Holdings Inc.(a)	232	16,892
Safeway Inc.	1,161	23,603
Sara Lee Corp.	2,534	55,849
Smithfield Foods Inc.(a)	613	12,848
SUPERVALU Inc.(b)	896	5,322
Sysco Corp.	2,479	71,643
Tootsie Roll Industries Inc.	122	2,905
TreeHouse Foods Inc.(a)	151	8,684
Tyson Foods Inc. Class A	1,253	22,867
Unilever NV NYS	6,463	222,004
Unilever PLC SP ADR	5,057	173,556
Weis Markets Inc.	47	2,096

		1,574,323
FOREST PRODUCTS & PAPER—0.21%
AbitibiBowater Inc.(a)	313	4,147
Boise Inc.	512	3,912
Buckeye Technologies Inc.	170	5,510
Clearwater Paper Corp.(a)	98	3,231
Deltic Timber Corp.	52	3,176
Domtar Corp.	166	14,522
Fibria Celulose SA SP ADR(a)	785	6,233
International Paper Co.	1,846	61,490
KapStone Paper and Packaging Corp.(a)	179	3,233
MeadWestvaco Corp.	655	20,842
Neenah Paper Inc.	64	1,828
P.H. Glatfelter Co.	194	3,022
Sappi Ltd. SP ADR(a)	2,121	7,487
Schweitzer-Mauduit International Inc.	67	4,544
Wausau Paper Corp.	206	1,866
Xerium Technologies Inc.(a)	153	719

		145,762
GAS—0.58%
AGL Resources Inc.	498	19,636
Atmos Energy Corp.	382	12,446
CenterPoint Energy Inc.	1,670	33,751
Chesapeake Utilities Corp.	41	1,723
Just Energy Group Inc.	561	7,366
Laclede Group Inc. (The)	87	3,426
National Grid PLC SP ADR	2,869	155,184
New Jersey Resources Corp.	180	7,783

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

NiSource Inc.	1,187	29,260
Northwest Natural Gas Co.	112	5,118
Piedmont Natural Gas Co.	303	9,235
Questar Corp.	750	14,813
Sempra Energy	995	64,416
South Jersey Industries Inc.	125	6,156
Southwest Gas Corp.	194	8,152
UGI Corp.	465	13,569
Vectren Corp.	334	9,836
WGL Holdings Inc.	211	8,463

		410,333
HAND & MACHINE TOOLS—0.13%
Kennametal Inc.	347	14,654
Regal Beloit Corp.	162	10,958
Snap-on Inc.	246	15,385
Stanley Black & Decker Inc.	709	51,870

		92,867
HEALTH CARE - PRODUCTS—1.43%
Alere Inc.(a)	301	7,191
Baxter International Inc.	2,371	131,377
Becton, Dickinson and Co.	864	67,781
Boston Scientific Corp.(a)	5,989	37,491
C.R. Bard Inc.	356	35,230
Cantel Medical Corp.	84	1,972
CareFusion Corp.(a)	946	24,511
China Kanghui Holdings Inc. SP ADR(a)	85	1,697
Cooper Companies Inc. (The)	199	17,546
Covidien PLC	2,059	113,719
CryoLife Inc.(a)(b)	117	619
Edwards Lifesciences Corp.(a)	470	38,996
Greatbatch Inc.(a)	98	2,282
Haemonetics Corp.(a)	108	7,730
Hanger Orthopedic Group Inc.(a)	142	3,344
Hill-Rom Holdings Inc.	264	8,567
Hospira Inc.(a)	697	24,479
Invacare Corp.	130	2,061
Luxottica Group SpA SP ADR	503	17,952
Medtronic Inc.	4,419	168,806
Mindray Medical International Ltd. SP ADR	362	11,859
Nordion Inc.	236	2,159
ResMed Inc.(a)(b)	647	22,004
Smith & Nephew PLC SP ADR	748	36,861
St. Jude Medical Inc.	1,314	50,878
Steris Corp.	228	7,161
Stryker Corp.	1,254	68,431
Symmetry Medical Inc.(a)	152	1,081
Teleflex Inc.	172	10,779
Varian Medical Systems Inc.(a)	496	31,456
West Pharmaceutical Services Inc.	142	6,376
Zimmer Holdings Inc.	735	46,254

		1,008,650
HEALTH CARE - SERVICES—1.24%
Aetna Inc.	1,445	63,638
AMERIGROUP Corp.(a)	195	12,043
Assisted Living Concepts Inc. Class A	85	1,522
Brookdale Senior Living Inc.(a)	480	9,125
Capital Senior Living Corp.(a)	115	1,114

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Centene Corp.(a)	212	8,393
China Cord Blood Corp.(a)(b)	164	479
Cigna Corp.	1,156	53,442
Community Health Systems Inc.(a)	374	9,103
Concord Medical Services Holdings Ltd. SP ADR	95	363
Covance Inc.(a)(b)	236	11,035
Coventry Health Care Inc.	571	17,124
DaVita Inc.(a)	395	34,989
Emeritus Corp.(a)	162	2,786
Five Star Quality Care Inc.(a)	200	686
Fresenius Medical Care AG & Co. KGaA SP ADR	870	61,770
HCA Holdings Inc.	696	18,736
Health Management Associates Inc. Class A(a)	1,002	7,214
Health Net Inc.(a)	348	12,392
HealthSouth Corp.(a)	404	9,046
Humana Inc.	690	55,669
Kindred Healthcare Inc.(a)(b)	218	2,102
Laboratory Corp. of America Holdings(a)	418	36,738
MEDNAX Inc.(a)	206	14,469
Metropolitan Health Networks Inc.(a)	306	2,289
Molina Healthcare Inc.(a)	127	3,258
Quest Diagnostics Inc.	649	37,441
Select Medical Holdings Corp.(a)(b)	396	3,394
Sunrise Senior Living Inc.(a)	227	1,426
Tenet Healthcare Corp.(a)(b)	1,816	9,425
Triple-S Management Corp. Class B(a)	84	1,769
UnitedHealth Group Inc.	4,374	245,600
Universal American Corp.	255	2,341
Universal Health Services Inc. Class B	380	16,230
Vanguard Health Systems Inc.(a)	245	2,176
WellCare Health Plans Inc.(a)	180	11,012
WellPoint Inc.	1,408	95,491

		875,830
HOLDING COMPANIES - DIVERSIFIED—0.03%
Administradora de Fondos de Pensiones Provida SA SP ADR	46	3,680
Arlington Asset Investment Corp. Class A	28	658
Leucadia National Corp.	818	20,336

		24,674
HOME BUILDERS—0.17%
Beazer Homes USA Inc.(a)	320	992
Brookfield Residential Properties Inc.(a)	442	5,136
D.R. Horton Inc.	1,155	18,884
Hovnanian Enterprises Inc. Class A(a)	503	1,006
KB Home(b)	359	3,116
Lennar Corp. Class A	657	18,225
Lennar Corp. Class B	46	1,041
M.D.C. Holdings Inc.	192	5,397
M/I Homes Inc.(a)	78	1,038
Meritage Homes Corp.(a)	146	4,145
NVR Inc.(a)(b)	22	17,247
PulteGroup Inc.(a)(b)	1,480	14,563
Ryland Group Inc. (The)	185	4,164
Standard-Pacific Corp.(a)	815	4,124
Thor Industries Inc.	167	5,650
Toll Brothers Inc.(a)	634	16,104
Winnebago Industries Inc.(a)(b)	123	1,199

		122,031

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

HOME FURNISHINGS—0.28%
Ethan Allen Interiors Inc.	114	2,645
Furniture Brands International Inc.(a)	199	314
Harman International Industries Inc.	294	14,577
La-Z-Boy Inc.(a)	218	3,285
Panasonic Corp. SP ADR	9,534	72,935
Sony Corp. SP ADR(b)	4,238	68,698
Tempur-Pedic International Inc.(a)	272	16,005
Whirlpool Corp.	309	19,782

		198,241
HOUSEHOLD PRODUCTS & WARES—0.39%
ACCO Brands Corp.(a)	230	2,426
American Greetings Corp. Class A(b)	161	2,576
Avery Dennison Corp.	418	13,368
Blyth Inc.	24	2,111
Church & Dwight Co. Inc.	604	30,683
Clorox Co. (The)	563	39,466
CSS Industries Inc.	38	728
Ennis Inc.	108	1,702
Jarden Corp.	358	15,011
Kimberly-Clark Corp.	1,670	131,045
Prestige Brands Holdings Inc.(a)	211	3,585
Scotts Miracle-Gro Co. (The) Class A(b)	180	9,432
Spectrum Brands Holdings Inc.(a)	227	7,834
Tupperware Brands Corp.	256	15,946

		275,913
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	1,190	21,658
Toro Co. (The)	130	9,290

		30,948
INSURANCE—4.11%
ACE Ltd.	1,417	107,649
Aegon NV NYS(a)	6,416	30,091
Aflac Inc.	1,946	87,648
Alleghany Corp.(a)	83	28,461
Allied World Assurance Co. Holdings Ltd.	161	11,586
Allstate Corp. (The)	2,042	68,060
American Equity Investment Life Holding Co.	253	3,102
American Financial Group Inc.	104	4,048
American International Group Inc.(a)	955	32,499
American Safety Insurance Holdings Ltd.(a)	44	833
Aon PLC	1,335	69,153
Arthur J. Gallagher & Co.	511	19,193
Aspen Insurance Holdings Ltd.	299	8,468
Assurant Inc.	328	13,231
Assured Guaranty Ltd.	765	10,848
Aviva PLC SP ADR	6,148	61,664
Axis Capital Holdings Ltd.	505	17,180
Berkshire Hathaway Inc. Class B(a)	7,862	632,498
Brown & Brown Inc.	491	13,242
China Life Insurance Co. Ltd. Class H SP ADR(a)(b)	2,102	83,996
Chubb Corp. (The)	1,145	83,665
Citizens Inc.(a)(b)	224	2,153
CNA Financial Corp.	1,032	31,600
CNO Financial Group Inc.(a)	955	6,943
Delphi Financial Group Inc. Class A	208	9,447

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Endurance Specialty Holdings Ltd.	171	6,871
Everest Re Group Ltd.	173	17,144
FBL Financial Group Inc. Class A	80	2,330
Fidelity National Financial Inc. Class A	886	17,073
First American Financial Corp.	446	7,470
Flagstone Reinsurance Holdings SA	226	1,695
Genworth Financial Inc. Class A(a)	2,066	12,417
Hanover Insurance Group Inc. (The)	168	6,780
Hartford Financial Services Group Inc. (The)	1,894	38,922
HCC Insurance Holdings Inc.	410	13,104
Hilltop Holdings Inc.(a)	174	1,380
Horace Mann Educators Corp.	168	2,948
ING Groep NV SP ADR(a)	15,935	112,501
Kemper Corp.	186	5,578
Kingsway Financial Services Inc.(a)	165	117
Lincoln National Corp.	1,216	30,120
Loews Corp.	1,339	55,073
Manulife Financial Corp.	7,667	104,808
Markel Corp.(a)	36	15,850
Marsh & McLennan Companies Inc.	2,308	77,203
MBIA Inc.(a)(b)	745	7,510
Meadowbrook Insurance Group Inc.	223	1,969
Mercury General Corp.	129	5,829
MetLife Inc.	3,635	130,969
MGIC Investment Corp.(a)	760	2,630
Montpelier Re Holdings Ltd.(b)	259	5,315
Old Republic International Corp.	1,031	10,258
OneBeacon Insurance Group Ltd. Class A	99	1,409
PartnerRe Ltd.	271	18,867
Phoenix Companies Inc. (The)(a)(b)	716	1,504
Platinum Underwriters Holdings Ltd.(b)	158	5,786
Primerica Inc.	252	6,610
Principal Financial Group Inc.	1,248	34,532
ProAssurance Corp.	123	10,835
Progressive Corp. (The)	2,414	51,418
Protective Life Corp.	336	9,831
Prudential Financial Inc.	1,996	120,838
Prudential PLC SP ADR(b)	5,395	132,231
Radian Group Inc.(b)	560	1,747
Reinsurance Group of America Inc.	294	17,093
RenaissanceRe Holdings Ltd.	218	17,017
RLI Corp.	74	5,097
SeaBright Holdings Inc.	93	836
StanCorp Financial Group Inc.	188	7,215
Stewart Information Services Corp.	76	1,119
Sun Life Financial Inc.	2,491	61,029
Symetra Financial Corp.	426	5,180
Torchmark Corp.	446	21,725
Travelers Companies Inc. (The)	1,671	107,479
Unum Group	1,205	28,607
Validus Holdings Ltd.	378	12,285
W.R. Berkley Corp.	492	18,529
White Mountains Insurance Group Ltd.	26	13,598
Willis Group Holdings PLC	752	27,418
XL Group PLC	1,301	27,984

		2,898,941
INTERNET—0.15%
AboveNet Inc.(a)	98	8,151
Active Network Inc. (The)(a)	187	3,142
AOL Inc.(a)(b)	447	11,193
Bankrate Inc.(a)	146	3,419

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Dice Holdings Inc.(a)(b)	218	2,350
E-Commerce China Dangdang Inc. SP ADR(a)(b)	207	1,654
Giant Interactive Group Inc. SP ADR(b)	924	4,953
IntraLinks Holdings Inc.(a)	331	1,542
LinkedIn Corp. Class A(a)	184	19,955
Pandora Media Inc.(a)(b)	592	5,091
Qihoo 360 Technology Co. Ltd. SP ADR(a)	48	1,179
Rackspace Hosting Inc.(a)	456	26,489
Renren Inc. SP ADR(a)(b)	392	2,391
Safeguard Scientifics Inc.(a)(b)	82	1,342
SouFun Holdings Ltd. SP ADR	103	1,860
XO Group Inc.(a)(b)	126	1,168
Youku Inc. SP ADR(a)(b)	287	6,899

		102,778
IRON & STEEL—0.69%
AK Steel Holding Corp.	462	3,428
Allegheny Technologies Inc.	426	18,292
ArcelorMittal NYS	3,652	63,289
Carpenter Technology Corp.	186	10,353
Cliffs Natural Resources Inc.	588	36,609
Commercial Metals Co.	487	7,198
Companhia Siderurgica Nacional SA SP ADR	2,728	24,334
Mechel OAO SP ADR(a)	636	5,527
Metals USA Holdings Corp.(a)	141	2,126
Nucor Corp.	1,316	51,600
POSCO SP ADR(b)	1,179	98,152
Reliance Steel & Aluminum Co.	294	16,432
Ternium SA SP ADR	815	19,332
United States Steel Corp.(b)	606	17,168
Vale SA SP ADR	5,192	115,262

		489,102
LEISURE TIME—0.27%
Brunswick Corp.	374	9,833
Callaway Golf Co.	272	1,667
Carnival Corp.	1,744	56,663
Carnival PLC SP ADR	655	21,301
Harley-Davidson Inc.	965	50,498
Life Time Fitness Inc.(a)(b)	170	7,915
Polaris Industries Inc.	270	21,449
Royal Caribbean Cruises Ltd.	579	15,847
WMS Industries Inc.(a)	241	5,907

		191,080
LODGING—0.41%
7 Days Group Holdings Ltd. SP ADR(a)	80	1,020
Boyd Gaming Corp.(a)(b)	239	1,838
Choice Hotels International Inc.	138	5,192
Gaylord Entertainment Co.(a)(b)	179	5,635
Hyatt Hotels Corp. Class A(a)	167	7,186
InterContinental Hotels Group PLC SP ADR	1,223	29,205
Las Vegas Sands Corp.	1,630	90,449
Marcus Corp.	85	1,063
Marriott International Inc. Class A	1,078	42,139
MGM Resorts International(a)	1,537	20,626
Orient-Express Hotels Ltd. Class A(a)	398	4,255
Red Lion Hotels Corp.(a)	74	617
Starwood Hotels & Resorts Worldwide Inc.	809	47,893

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Wyndham Worldwide Corp.	633	31,865

		288,983
MACHINERY—1.24%
AGCO Corp.(a)	389	18,116
Alamo Group Inc.	56	1,886
Albany International Corp. Class A	110	2,651
Applied Industrial Technologies Inc.	163	6,406
Babcock & Wilcox Co. (The)(a)	494	12,152
Briggs & Stratton Corp.	212	3,837
Cascade Corp.	36	1,695
Caterpillar Inc.	2,749	282,515
CNH Global NV(a)	122	5,584
Cummins Inc.	804	93,127
Deere & Co.	1,703	140,259
Flowserve Corp.	225	25,859
Gardner Denver Inc.	220	14,331
Graco Inc.	256	13,647
IDEX Corp.	351	15,202
Intermec Inc.(a)(b)	216	1,149
Joy Global Inc.	446	31,564
Kadant Inc.(a)	51	1,319
Kubota Corp. SP ADR	1,057	50,704
Lindsay Corp.	52	3,473
Manitowoc Co. Inc. (The)	494	6,842
NACCO Industries Inc. Class A	24	2,723
Robbins & Myers Inc.	28	1,364
Rockwell Automation Inc.	601	46,481
Roper Industries Inc.	408	41,575
Sauer-Danfoss Inc.	47	2,036
Tennant Co.	71	3,145
Terex Corp.(a)	465	10,528
Wabtec Corp.	202	15,712
Xylem Inc.	785	21,886

		877,768
MANUFACTURING—3.22%
3M Co.	2,925	261,378
A.O. Smith Corp.	164	7,806
Actuant Corp. Class A	291	7,936
AptarGroup Inc.	262	14,282
AZZ Inc.	52	2,689
Barnes Group Inc.	204	5,386
Blount International Inc.(a)	206	3,331
Carlisle Companies Inc.	255	14,040
CLARCOR Inc.	214	10,276
Colfax Corp.(a)	237	8,032
Cooper Industries PLC	683	42,735
Crane Co.	215	9,488
Danaher Corp.	2,418	131,104
Donaldson Co. Inc.	602	20,865
Dover Corp.	788	49,376
Eaton Corp.	1,394	67,163
EnPro Industries Inc.(a)	85	3,520
Fabrinet(a)	137	2,304
Federal Signal Corp.(a)	263	1,357
General Electric Co.	44,743	876,068
GP Strategies Corp.(a)	66	1,107
Harsco Corp.	339	7,560
Hexcel Corp.(a)	416	11,390
Hillenbrand Inc.	265	5,549

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Illinois Tool Works Inc.	2,023	116,080
Ingersoll-Rand PLC	1,261	53,618
ITT Corp.	411	9,231
John Bean Technologies Corp.	122	1,951
Koppers Holdings Inc.	86	3,344
Leggett & Platt Inc.	604	13,149
LSB Industries Inc.(a)	78	2,646
Lydall Inc.(a)	70	738
Movado Group Inc.	76	2,155
Myers Industries Inc.	146	2,413
NL Industries Inc.	22	309
Pall Corp.	488	29,090
Parker Hannifin Corp.	641	56,209
Pentair Inc.	425	18,419
Polypore International Inc.(a)(b)	198	7,395
Siemens AG SP ADR	3,486	323,745
SPX Corp.	209	16,047
Standex International Corp.	52	2,291
STR Holdings Inc.(a)	174	665
Sturm, Ruger & Co. Inc.	81	4,623
Textron Inc.	1,178	31,382
Tredegar Corp.	96	1,666
Trinity Industries Inc.	307	9,087

		2,270,995
MEDIA—1.49%
A.H. Belo Corp. Class A	79	348
Belo Corp. Class A	393	2,649
Cablevision NY Group Class A	888	13,160
CBS Corp. Class A	37	1,261
CBS Corp. Class B NVS	2,570	85,710
Demand Media Inc.(a)(b)	332	2,759
Dolan Co. (The)(a)(b)	118	945
E.W. Scripps Co. (The) Class A(a)	133	1,218
Entercom Communications Corp. Class A(a)(b)	200	1,238
Entravision Communications Corp. Class A	584	917
FactSet Research Systems Inc.	178	18,665
Gannett Co. Inc.	941	13,005
Grupo Televisa SAB SP ADR	2,604	57,210
John Wiley & Sons Inc. Class A	218	9,851
Journal Communications Inc. Class A(a)	169	708
McGraw-Hill Companies Inc. (The)	1,102	54,185
Meredith Corp.(b)	154	4,440
New York Times Co. (The) Class A(a)	542	3,420
Nielsen Holdings NV(a)	345	10,081
Pearson PLC SP ADR	3,424	64,851
Promotora de Informaciones SA Class A SP ADR(a)(b)	303	609
Promotora de Informaciones SA Class B SP ADR	389	1,292
Reed Elsevier NV SP ADR	1,491	35,143
Scripps Networks Interactive Inc. Class A	371	18,632
Shaw Communications Inc. Class B(b)	1,502	30,971
Thomson Reuters Corp.	1,567	46,728
Time Warner Cable Inc.	1,334	107,320
Time Warner Inc.	4,076	152,687
Walt Disney Co. (The)	6,953	299,744
Washington Post Co. (The) Class B	25	9,454
World Wrestling Entertainment Inc. Class A	146	1,150

		1,050,351
METAL FABRICATE & HARDWARE—0.30%
A.M. Castle & Co.(a)	76	1,018

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Ampco-Pittsburgh Corp.	35	650
CIRCOR International Inc.	72	2,241
Furmanite Corp.(a)	156	977
Kaydon Corp.	137	3,361
Mueller Industries Inc.	161	7,359
Mueller Water Products Inc. Class A	655	2,352
Precision Castparts Corp.	611	107,762
RTI International Metals Inc.(a)(b)	126	3,093
Sims Metal Management Ltd. SP ADR(b)	731	10,746
Tenaris SA SP ADR	964	37,779
Timken Co. (The)	332	18,761
Valmont Industries Inc.	95	11,773
Worthington Industries Inc.	249	4,442

		212,314
MINING—3.40%
Agnico-Eagle Mines Ltd.	730	29,142
Alcoa Inc.	4,498	43,766
Alumina Ltd. SP ADR(b)	2,595	12,352
Aluminum Corp. of China Ltd. Class H SP ADR(a)(b)	667	8,024
AMCOL International Corp.	113	3,724
AngloGold Ashanti Ltd. SP ADR	1,550	53,289
AuRico Gold Inc.(a)	1,160	10,626
Barrick Gold Corp.	4,228	170,938
BHP Billiton Ltd. SP ADR	6,794	504,794
BHP Billiton PLC SP ADR	4,458	286,917
Cameco Corp.	1,661	36,708
Coeur d’Alene Mines Corp.(a)	379	8,167
Compania de Minas Buenaventura SA SP ADR	1,059	43,705
Compass Minerals International Inc.	139	10,636
DRDGOLD Ltd. SP ADR	213	1,446
Eldorado Gold Corp.	2,311	32,770
Endeavour Silver Corp.(a)	354	3,282
First Majestic Silver Corp.(a)	427	6,734
Fortuna Silver Mines Inc.(a)(b)	666	2,784
Franco-Nevada Corp.	538	24,135
Freeport-McMoRan Copper & Gold Inc.	3,964	151,821
Gold Fields Ltd. SP ADR	3,117	40,116
Goldcorp Inc.	3,397	129,969
Harmony Gold Mining Co. Ltd. SP ADR	1,462	14,181
Hecla Mining Co.	1,181	5,055
HudBay Minerals Inc.	729	7,684
IAMGOLD Corp.	1,578	19,567
Ivanhoe Mines Ltd.(a)(b)	1,168	13,677
Jaguar Mining Inc.(a)(b)	343	930
Kinross Gold Corp.	4,733	42,360
Materion Corp.(a)	86	2,125
McEwen Mining Inc.(a)(b)	759	2,877
Molycorp Inc.(a)(b)	339	9,173
Newmont Mining Corp.	2,054	97,873
Noranda Aluminium Holding Corp.	224	2,379
Pretium Resources Inc.(a)	242	4,090
Primero Mining Corp.(a)	546	1,518
Rio Tinto PLC SP ADR	5,448	305,469
Silver Wheaton Corp.	1,492	45,551
Silvercorp Metals Inc.	739	5,121
Southern Copper Corp.	648	21,306
Sterlite Industries (India) Ltd. SP ADR	585	4,791
Stillwater Mining Co.(a)	481	5,161
Teck Resources Ltd. Class B	2,449	91,421
Thompson Creek Metals Co. Inc.(a)	636	3,772
Titanium Metals Corp.	367	5,421

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

USEC Inc.(a)(b)	591	497
Vulcan Materials Co.	551	23,588
Yamana Gold Inc.	3,135	46,085

		2,397,517
MULTI-NATIONAL—0.00%
Banco Latinoamericano de Comercio Exterior SA Class E	115	2,398

		2,398
OFFICE & BUSINESS EQUIPMENT—0.40%
Canon Inc. SP ADR	4,941	224,124
Pitney Bowes Inc.	790	13,533
Xerox Corp.	5,421	42,175

		279,832
OFFICE FURNISHINGS—0.01%
HNI Corp.	158	3,811
Knoll Inc.	199	2,943
Steelcase Inc. Class A	368	3,180

		9,934
OIL & GAS—12.68%
Advantage Oil & Gas Ltd.(a)	692	2,180
Alon USA Energy Inc.	144	1,302
Anadarko Petroleum Corp.	2,107	154,253
Apache Corp.	1,620	155,423
Atwood Oceanics Inc.(a)(b)	237	10,506
Baytex Energy Corp.	508	26,822
Berry Petroleum Co. Class A	218	9,930
Bill Barrett Corp.(a)	181	4,340
Bonanza Creek Energy Inc.(a)	63	1,384
BP PLC SP ADR	13,349	579,480
BPZ Resources Inc.(a)(b)	444	1,798
Cabot Oil & Gas Corp.	880	30,923
Callon Petroleum Co.(a)	162	941
Canadian Natural Resources Ltd.	4,481	155,715
Cenovus Energy Inc.	3,198	115,927
Chesapeake Energy Corp.	2,788	51,411
Chevron Corp.	8,345	889,243
China Petroleum & Chemical Corp. Class H SP ADR	705	74,356
Cimarex Energy Co.	362	25,018
CNOOC Ltd. SP ADR(b)	688	145,615
Cobalt International Energy Inc.(a)	1,618	43,298
Comstock Resources Inc.(a)	200	3,514
Concho Resources Inc.(a)	440	47,159
ConocoPhillips	5,389	386,014
Continental Resources Inc.(a)	196	17,493
CVR Energy Inc.(a)	357	10,839
Delek US Holdings Inc.	66	1,076
Denbury Resources Inc.(a)	1,639	31,207
Devon Energy Corp.	1,599	111,690
Diamond Offshore Drilling Inc.	572	39,211
Ecopetrol SA SP ADR	865	55,965
Encana Corp.	3,163	66,233
Endeavour International Corp.(a)	160	1,997
Energen Corp.	306	16,028
Energy Partners Ltd.(a)(b)	178	2,898
Enerplus Corp.	815	15,069
Eni SpA SP ADR	5,735	255,552

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Ensco PLC Class A	609	33,282
EOG Resources Inc.	1,128	123,866
EQT Corp.	632	31,486
Equal Energy Ltd.(a)	143	419
EXCO Resources Inc.(b)	838	6,151
Exxon Mobil Corp.	19,904	1,718,511
Forest Oil Corp.(a)	481	6,407
GMX Resources Inc.(a)(b)	240	329
Goodrich Petroleum Corp.(a)(b)	116	1,945
Harvest Natural Resources Inc.(a)	142	977
Helmerich & Payne Inc.	425	21,841
Hess Corp.	1,282	66,843
HollyFrontier Corp.	890	27,430
Hyperdynamics Corp.(a)(b)	1,107	1,033
Kodiak Oil & Gas Corp.(a)(b)	1,130	10,000
Kosmos Energy Ltd.(a)(b)	1,440	17,539
Laredo Petroleum Holdings Inc.(a)	74	1,955
Lone Pine Resources Inc.(a)	357	2,128
Magnum Hunter Resources Corp.(a)(b)	532	3,304
Marathon Oil Corp.	2,964	86,964
Marathon Petroleum Corp.	1,472	61,250
McMoRan Exploration Co.(a)(b)	455	4,004
Miller Energy Resources Inc.(a)(b)	136	738
Murphy Oil Corp.	782	42,987
Nabors Industries Ltd.(a)	1,122	18,681
Newfield Exploration Co.(a)	564	20,248
Nexen Inc.	2,271	43,944
Noble Corp.(a)	1,053	40,077
Noble Energy Inc.	736	73,100
Oasis Petroleum Inc.(a)	348	11,508
Occidental Petroleum Corp.	3,411	311,151
Panhandle Oil and Gas Inc.	32	882
Parker Drilling Co.(a)	492	2,544
Pengrowth Energy Corp.	1,503	13,482
Penn Virginia Corp.	191	978
Penn West Petroleum Ltd.	2,049	35,120
Petrobras Argentina SA Class B SP ADR(a)	134	1,526
PetroChina Co. Ltd. Class H SP ADR	97	14,436
Petroleo Brasileiro SA SP ADR	7,377	173,655
PetroQuest Energy Inc.(a)(b)	252	1,522
Pioneer Natural Resources Co.	499	57,794
Plains Exploration & Production Co.(a)	550	22,467
Precision Drilling Corp.(a)	1,166	10,774
QEP Resources Inc.	750	23,107
Quicksilver Resources Inc.(a)(b)	512	2,406
Range Resources Corp.	654	43,596
Resolute Energy Corp.(a)	215	2,281
Rowan Companies Inc.(a)	505	17,438
Royal Dutch Shell PLC Class A SP ADR	7,722	552,432
Royal Dutch Shell PLC Class B SP ADR	5,606	411,256
SandRidge Energy Inc.(a)(b)	1,624	12,976
Seadrill Ltd.(b)	1,412	55,252
SM Energy Co.	270	17,850
Southwestern Energy Co.(a)	1,465	46,265
Statoil ASA SP ADR	4,462	120,072
Stone Energy Corp.(a)(b)	207	5,806
Suncor Energy Inc.	6,580	217,403
Sunoco Inc.	479	23,610
Swift Energy Co.(a)	180	5,445
Talisman Energy Inc.	4,364	56,994
Tesoro Corp.(a)	605	14,066
Total SA SP ADR	9,205	442,853
Transocean Ltd.	1,418	71,453

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Ultra Petroleum Corp.(a)(b)	643	12,706
Unit Corp.(a)	202	8,535
VAALCO Energy Inc.(a)	237	2,150
Valero Energy Corp.	2,387	58,959
Venoco Inc.(a)	121	1,344
W&T Offshore Inc.	153	3,025
Western Refining Inc.	282	5,372
Whiting Petroleum Corp.(a)	496	28,371
WPX Energy Inc.(a)	830	14,583
YPF SA SP ADR	476	6,940

		8,951,634
OIL & GAS SERVICES—1.59%
Baker Hughes Inc.	1,870	82,486
Basic Energy Services Inc.(a)	177	2,549
C&J Energy Services Inc.(a)(b)	47	886
Cal Dive International Inc.(a)	398	1,540
Cameron International Corp.(a)	1,020	52,275
CARBO Ceramics Inc.(b)	76	6,391
Compagnie Generale de Geophysique-Veritas SP ADR(a)(b)	598	17,198
Core Laboratories NV	198	27,122
Dresser-Rand Group Inc.(a)(b)	314	15,286
Dril-Quip Inc.(a)	153	10,311
Exterran Holdings Inc.(a)	270	3,648
Flotek Industries Inc.(a)	209	2,851
FMC Technologies Inc.(a)	1,016	47,752
Global Geophysical Services Inc.(a)	164	1,569
Halliburton Co.	3,892	133,184
Helix Energy Solutions Group Inc.(a)	427	8,715
Hornbeck Offshore Services Inc.(a)	133	5,537
ION Geophysical Corp.(a)(b)	501	3,121
Key Energy Services Inc.(a)	604	7,647
National Oilwell Varco Inc.	1,806	136,823
Natural Gas Services Group Inc.(a)	90	1,174
Newpark Resources Inc.(a)(b)	383	2,436
North American Energy Partners Inc.(a)	263	1,031
Oceaneering International Inc.	459	23,698
Oil States International Inc.(a)	218	17,348
RPC Inc.(b)	309	3,195
Schlumberger Ltd.	5,672	420,522
SEACOR Holdings Inc.(a)	91	8,457
Superior Energy Services Inc.(a)	653	17,579
Targa Resources Corp.	167	8,031
TETRA Technologies Inc.(a)	323	2,813
Thermon Group Holdings Inc.(a)	43	955
Weatherford International Ltd.(a)	3,168	45,207
Willbros Group Inc.(a)	203	1,096

		1,120,433
PACKAGING & CONTAINERS—0.22%
Ball Corp.	669	27,938
Bemis Co. Inc.	389	12,600
Crown Holdings Inc.(a)	636	23,519
Graphic Packaging Holding Co.(a)(b)	1,152	6,163
Greif Inc. Class A	104	5,579
Greif Inc. Class B	47	2,559
Owens-Illinois Inc.(a)	669	15,554
Packaging Corp. of America	433	12,639
Rock-Tenn Co. Class A	286	17,826
Sealed Air Corp.	804	15,421
Sonoco Products Co.	370	12,258

		152,056

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

PHARMACEUTICALS—7.61%
Abbott Laboratories	6,647	412,513
Allergan Inc.	1,292	124,032
AmerisourceBergen Corp.	1,103	41,043
AstraZeneca PLC SP ADR	5,380	236,182
Bristol-Myers Squibb Co.	7,126	237,795
Cardinal Health Inc.	1,435	60,657
Dr. Reddy’s Laboratories Ltd. SP ADR	525	17,761
Elan Corp. PLC SP ADR(a)(b)	2,026	27,938
Eli Lilly and Co.	4,859	201,114
Forest Laboratories Inc.(a)	1,080	37,616
GlaxoSmithKline PLC SP ADR	10,655	492,581
Herbalife Ltd.	498	35,019
Johnson & Johnson	11,580	753,742
McKesson Corp.	1,039	94,975
Mead Johnson Nutrition Co. Class A	864	73,924
Medicis Pharmaceutical Corp. Class A	268	10,310
Merck & Co. Inc.	12,863	504,744
Novartis AG SP ADR	9,251	510,378
Novo-Nordisk A/S SP ADR	1,718	252,580
Omega Protein Corp.(a)	82	587
Omnicare Inc.	492	17,141
Opko Health Inc.(a)(b)	642	3,049
Par Pharmaceutical Companies Inc.(a)	153	6,478
Pfizer Inc.	31,874	730,871
PharMerica Corp.(a)	123	1,460
Sanofi SP ADR	9,721	371,148
Schiff Nutrition International Inc.(a)	94	1,546
Simcere Pharmaceutical Group SP ADR(a)(b)	215	1,886
USANA Health Sciences Inc.(a)(b)	31	1,293
Valeant Pharmaceuticals International Inc.(a)	1,249	69,482
Watson Pharmaceuticals Inc.(a)	552	41,599

		5,371,444
PIPELINES—0.89%
El Paso Corp.	3,240	96,131
Enbridge Inc.	3,021	126,550
Kinder Morgan Inc.(b)	744	26,710
ONEOK Inc.	424	36,417
Pembina Pipeline Corp.	1,150	34,753
SemGroup Corp. Class A(a)	196	6,233
Spectra Energy Corp.	2,772	85,211
TransCanada Corp.	2,985	131,280
Transportadora de Gas del Sur SA SP ADR	300	825
Williams Companies Inc. (The)	2,492	84,803

		628,913
REAL ESTATE—0.30%
Brookfield Asset Management Inc. Class A	2,298	75,788
Brookfield Office Properties Inc.	2,147	38,990
CBRE Group Inc. Class A(a)	1,348	25,356
E-House (China) Holdings Ltd. SP ADR(b)	220	1,632
Forest City Enterprises Inc. Class A(a)	610	9,730
Forestar Group Inc.(a)(b)	151	2,322
Gafisa SA SP ADR	906	3,334
Gazit-Globe Ltd.	217	2,315
HFF Inc. Class A(a)	152	2,484

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Howard Hughes Corp. (The)(a)	137	9,194
IRSA Inversiones y Representaciones SA SP ADR	110	867
Jones Lang LaSalle Inc.	184	14,709
Kennedy-Wilson Holdings Inc.	120	1,687
MI Developments Inc. Class A	198	6,987
Sovran Self Storage Inc.	116	6,113
St. Joe Co. (The)(a)(b)	400	7,132

		208,640
REAL ESTATE INVESTMENT TRUSTS—3.05%
Acadia Realty Trust	169	3,917
AG Mortgage Investment Trust Inc.	110	2,178
Agree Realty Corp.	90	2,052
Alexander’s Inc.	11	4,286
Alexandria Real Estate Equities Inc.	256	19,179
American Assets Trust Inc.	176	4,138
American Campus Communities Inc.	316	14,046
American Tower Corp.	1,673	109,715
Annaly Capital Management Inc.	4,014	65,508
Anworth Mortgage Asset Corp.	559	3,768
Apartment Investment and Management Co. Class A	511	13,874
Apollo Commercial Real Estate Finance Inc.	85	1,371
ARMOUR Residential REIT Inc.	578	4,034
Ashford Hospitality Trust Inc.	287	2,451
Associated Estates Realty Corp.	175	2,963
AvalonBay Communities Inc.	386	56,124
BioMed Realty Trust Inc.	635	12,586
Boston Properties Inc.	598	64,733
Brandywine Realty Trust	568	6,736
BRE Properties Inc. Class A	315	16,537
Camden Property Trust	301	20,369
Campus Crest Communities Inc.	214	2,493
CapLease Inc.(b)	284	1,179
Capstead Mortgage Corp.	356	4,888
CBL & Associates Properties Inc.	617	11,495
Cedar Realty Trust Inc.(b)	219	1,143
Chatham Lodging Trust	130	1,690
Chesapeake Lodging Trust	136	2,462
Chimera Investment Corp.	4,331	12,517
Colonial Properties Trust	370	8,277
Colony Financial Inc.	140	2,379
CommonWealth REIT	350	6,562
CoreSite Realty Corp.	85	2,117
Corporate Office Properties Trust	304	7,159
Cousins Properties Inc.(b)	352	2,767
CreXus Investment Corp.	284	2,979
CubeSmart	587	7,373
CYS Investments Inc.	527	7,236
DCT Industrial Trust Inc.	1,036	6,143
DDR Corp.(b)	864	12,787
DiamondRock Hospitality Co.	712	7,569
Digital Realty Trust Inc.	451	33,866
Douglas Emmett Inc.	541	12,573
Duke Realty Corp.	1,075	15,931
DuPont Fabros Technology Inc.(b)	264	7,168
Dynex Capital Inc.	161	1,518
EastGroup Properties Inc.	114	5,734
Education Realty Trust Inc.	304	3,426
Entertainment Properties Trust(b)	198	9,502
Equity Lifestyle Properties Inc.	164	11,470
Equity One Inc.	261	5,424
Equity Residential	1,254	77,046

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Essex Property Trust Inc.	142	22,432
Excel Trust Inc.	256	3,069
Extra Space Storage Inc.	399	12,110
Federal Realty Investment Trust	263	26,474
FelCor Lodging Trust Inc.(a)	522	2,203
First Industrial Realty Trust Inc.(a)	337	4,159
First Potomac Realty Trust	211	2,625
General Growth Properties Inc.	3,286	58,491
Getty Realty Corp.	121	1,914
Glimcher Realty Trust	453	4,480
Government Properties Income Trust	158	3,669
Gramercy Capital Corp.(a)	467	1,200
Hatteras Financial Corp.	317	9,234
HCP Inc.(b)	1,709	70,838
Health Care REIT Inc.	803	45,498
Healthcare Realty Trust Inc.	330	7,088
Hersha Hospitality Trust(b)	633	3,640
Highwoods Properties Inc.	322	11,183
Home Properties Inc.	216	13,187
Hospitality Properties Trust	522	14,397
Host Hotels & Resorts Inc.	2,878	47,890
Hudson Pacific Properties Inc.	165	2,612
Inland Real Estate Corp.	327	2,812
Invesco Mortgage Capital Inc.	487	8,591
iStar Financial Inc.(a)	362	2,505
Kilroy Realty Corp.(b)	262	12,432
Kimco Realty Corp.	1,644	31,910
Kite Realty Group Trust	254	1,298
LaSalle Hotel Properties	360	10,588
Lexington Realty Trust(b)	588	5,233
Liberty Property Trust	484	17,642
LTC Properties Inc.(b)	127	4,227
Macerich Co. (The)	559	34,418
Mack-Cali Realty Corp.	369	10,598
Medical Properties Trust Inc.(b)	469	4,399
MFA Financial Inc.	1,491	11,004
Mid-America Apartment Communities Inc.	158	10,755
Monmouth Real Estate Investment Corp. Class A	136	1,395
MPG Office Trust Inc.(a)	607	1,281
National Health Investors Inc.	100	4,947
National Retail Properties Inc.(b)	398	10,897
Newcastle Investment Corp.	523	3,698
NorthStar Realty Finance Corp.(b)	403	2,297
Omega Healthcare Investors Inc.(b)	436	9,335
One Liberty Properties Inc.	50	945
Parkway Properties Inc.	91	900
Pebblebrook Hotel Trust	216	5,201
Pennsylvania Real Estate Investment Trust(b)	234	3,297
PennyMac Mortgage Investment Trust(c)	118	2,394
Piedmont Office Realty Trust Inc. Class A	731	12,968
Plum Creek Timber Co. Inc.	690	29,008
Post Properties Inc.	214	10,422
Prologis Inc.	1,896	67,839
PS Business Parks Inc.	101	6,893
Public Storage	720	103,147
RAIT Financial Trust	161	779
Ramco-Gershenson Properties Trust	163	1,963
Rayonier Inc.	515	23,355
Realty Income Corp.(b)	577	22,699
Redwood Trust Inc.(b)	297	3,469
Regency Centers Corp.	365	16,410
Resource Capital Corp.	313	1,690
RLJ Lodging Trust	430	8,075

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Rouse Properties Inc.(a)	115	1,546
Saul Centers Inc.	32	1,280
Senior Housing Properties Trust	649	14,330
Simon Property Group Inc.	1,250	194,500
SL Green Realty Corp.	350	28,854
Starwood Property Trust Inc.	396	8,265
Strategic Hotels & Resorts Inc.(a)	626	4,263
Summit Hotel Properties Inc.	167	1,396
Sun Communities Inc.	116	5,075
Sunstone Hotel Investors Inc.(a)	499	5,090
Tanger Factory Outlet Centers Inc.	364	11,400
Taubman Centers Inc.	245	18,909
Terreno Realty Corp.	138	1,973
Two Harbors Investment Corp.	864	9,037
UDR Inc.	927	24,408
Universal Health Realty Income Trust	52	2,103
Urstadt Biddle Properties Inc. Class A	87	1,674
Ventas Inc.	1,225	72,018
Vornado Realty Trust	688	59,058
Washington Real Estate Investment Trust(b)	278	8,215
Weingarten Realty Investors(b)	474	12,589
Weyerhaeuser Co.	2,203	44,853
Winthrop Realty Trust	108	1,152

		2,149,535
RETAIL—4.70%
Abercrombie & Fitch Co. Class A	349	17,509
Advance Auto Parts Inc.	313	28,733
Aeropostale Inc.(a)	340	7,541
American Eagle Outfitters Inc.	638	11,490
ANN INC.(a)	218	6,036
Arcos Dorados Holdings Inc. Class A	303	5,415
Asbury Automotive Group Inc.(a)	137	3,825
AutoNation Inc.(a)(b)	430	14,869
AutoZone Inc.(a)	154	61,009
Barnes & Noble Inc.(a)(b)	175	3,631
Best Buy Co. Inc.(b)	1,141	25,182
Big Lots Inc.(a)	294	10,772
Biglari Holdings Inc.(a)	6	2,438
Brinker International Inc.	325	10,228
Brown Shoe Co. Inc.	188	1,713
Buckle Inc. (The)	115	5,311
Cabela’s Inc.(a)	207	7,827
CarMax Inc.(a)	957	29,543
Cash America International Inc.	124	5,797
Cato Corp. (The) Class A	117	3,256
CEC Entertainment Inc.	83	3,172
Chico’s FAS Inc.	746	11,458
Chipotle Mexican Grill Inc.(a)	131	54,254
Christopher & Banks Corp.	135	252
Collective Brands Inc.(a)(b)	234	4,860
Country Style Cooking Restaurant Chain Co. Ltd. SP ADR(a)	51	418
CVS Caremark Corp.	5,497	245,276
Darden Restaurants Inc.	570	28,546
Dick’s Sporting Goods Inc.	404	20,442
Dillard’s Inc. Class A	137	8,845
DineEquity Inc.(a)	68	3,303
Dollar General Corp.(a)	1,403	66,586
Domino’s Pizza Inc.	244	9,226
DSW Inc. Class A	114	6,414
Express Inc.(a)	325	7,676
Family Dollar Stores Inc.	463	31,276

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Foot Locker Inc.	655	20,036
GameStop Corp. Class A(b)	529	12,040
Gap Inc. (The)	1,284	36,594
Genesco Inc.(a)	101	7,575
GNC Holdings Inc. Class A	422	16,483
Group 1 Automotive Inc.	101	5,846
Guess? Inc.	264	7,730
Harry Winston Diamond Corp.(a)	322	4,592
Haverty Furniture Companies Inc.	78	936
hhgregg Inc.(a)(b)	95	994
Home Depot Inc. (The)	6,499	336,583
J.C. Penney Co. Inc.	747	26,937
Kenneth Cole Productions Inc. Class A(a)(b)	44	701
Kohl’s Corp.	986	49,428
Krispy Kreme Doughnuts Inc.(a)	245	1,796
Limited Brands Inc.	958	47,613
Lithia Motors Inc. Class A	96	2,576
Liz Claiborne Inc.(a)	439	5,883
Lowe’s Companies Inc.	5,191	163,361
Lumber Liquidators Holdings Inc.(a)	100	2,893
Macy’s Inc.	1,737	71,252
MarineMax Inc.(a)	98	1,045
McDonald’s Corp.	4,291	418,158
Men’s Wearhouse Inc. (The)	174	6,445
Michael Kors Holdings Ltd.(a)(b)	795	36,308
MSC Industrial Direct Co. Inc. Class A	200	14,742
New York & Co. Inc.(a)	323	1,276
Nordstrom Inc.	655	36,588
Nu Skin Enterprises Inc. Class A	248	13,218
Office Depot Inc.(a)(b)	1,169	3,554
OfficeMax Inc.(a)	362	1,683
Penske Automotive Group Inc.	299	7,906
Pep Boys - Manny, Moe & Jack (The)	243	3,628
Pier 1 Imports Inc.	443	7,611
PVH Corp.	260	23,088
RadioShack Corp.(b)	423	2,191
Regis Corp.	244	4,477
Rite Aid Corp.(a)	2,893	4,195
Ruby Tuesday Inc.(a)	147	1,000
Saks Inc.(a)(b)	519	5,688
Sally Beauty Holdings Inc.(a)	741	19,711
Signet Jewelers Ltd.(b)	368	17,947
Sonic Automotive Inc. Class A	153	2,573
Stage Stores Inc.	88	1,344
Steinway Musical Instruments Inc.(a)	32	807
Systemax Inc.(a)	47	807
Talbots Inc. (The)(a)(b)	296	876
Target Corp.	2,799	162,174
Teavana Holdings Inc.(a)	54	1,128
Tiffany & Co.	523	35,805
Tim Hortons Inc.	682	39,345
TJX Companies Inc. (The)	3,166	132,054
Vitamin Shoppe Inc.(a)	94	4,425
Wal-Mart Stores Inc.	7,211	424,800
Walgreen Co.	3,652	128,039
Williams-Sonoma Inc.	371	14,354
World Fuel Services Corp.	309	13,614
Yum! Brands Inc.	1,950	141,823
Zale Corp.(a)	110	301

		3,320,706

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

SAVINGS & LOANS—0.06%
Astoria Financial Corp.	379	3,673
BankUnited Inc.	229	5,633
Flagstar Bancorp Inc.(a)(b)	2,639	2,297
New York Community Bancorp Inc.	1,847	24,916
Provident Financial Services Inc.	304	4,469
Provident New York Bancorp	166	1,401

		42,389
SEMICONDUCTORS—0.69%
Advanced Micro Devices Inc.(a)(b)	2,946	21,682
Advanced Semiconductor Engineering Inc. SP ADR	3,860	19,570
Aeroflex Holding Corp.(a)	335	3,752
Emulex Corp.(a)	370	3,211
Fairchild Semiconductor International Inc.(a)	540	7,652
Freescale Semiconductor Holdings I Ltd.(a)(b)	186	2,308
Inphi Corp.(a)	85	863
International Rectifier Corp.(a)	294	6,418
LSI Corp.(a)	2,422	19,473
Magnachip Semiconductor Corp.(a)	162	1,908
MaxLinear Inc. Class A(a)	76	369
MEMC Electronic Materials Inc.(a)(b)	974	3,497
Semiconductor Manufacturing International Corp. SP ADR(a)(b)	1,523	3,701
STMicroelectronics NV NYS	2,788	16,115
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	21,519	335,266
Teradyne Inc.(a)(b)	785	13,510
United Microelectronics Corp. SP ADR(b)	10,204	27,347

		486,642
SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	211	8,324

		8,324
SOFTWARE—0.85%
Broadridge Financial Solutions Inc.	522	12,116
Dun & Bradstreet Corp. (The)	207	16,101
Envestnet Inc.(a)	175	2,189
Fair Isaac Corp.	162	6,950
Fidelity National Information Services Inc.	1,176	39,596
InterXion Holding NV(a)	122	2,449
Konami Corp. SP ADR(b)	457	13,248
MSCI Inc. Class A(a)	507	18,551
NetSuite Inc.(a)(b)	124	5,503
Patni Computer Systems Ltd. SP ADR(a)	92	1,791
PROS Holdings Inc.(a)	85	1,674
Red Hat Inc.(a)	817	48,701
Rosetta Stone Inc.(a)	52	544
Salesforce.com Inc.(a)	522	81,291
SAP AG SP ADR	3,830	253,891
Schawk Inc.	46	620
SolarWinds Inc.(a)	242	11,352
Solera Holdings Inc.	271	12,179
SYNNEX Corp.(a)	104	3,961
Tyler Technologies Inc.(a)	134	5,353
VeriFone Systems Inc.(a)(b)	439	20,914
VMware Inc. Class A(a)	352	39,325

		598,299

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

STORAGE & WAREHOUSING—0.01%
Wesco Aircraft Holdings Inc.(a)	277	4,374

		4,374
TELECOMMUNICATIONS—5.42%
Alcatel-Lucent SP ADR(a)(b)	9,507	14,356
Amdocs Ltd.(a)	661	21,152
America Movil SAB de CV Series L SP ADR	8,980	239,317
Anixter International Inc.(a)	142	9,738
AT&T Inc.	24,939	820,743
BCE Inc.	3,240	131,317
British Telecommunications PLC SP ADR	3,270	112,030
Calix Inc.(a)	150	1,194
Cellcom Israel Ltd.(b)	329	4,109
CenturyLink Inc.	2,636	101,644
China Mobile Ltd. SP ADR	4,408	243,939
China Telecom Corp. Ltd. Class H SP ADR(a)	587	31,416
China Unicom (Hong Kong) Ltd. SP ADR	1,847	32,101
Chunghwa Telecom Co. Ltd. SP ADR(b)	2,009	62,239
Cincinnati Bell Inc.(a)(b)	839	3,188
Corning Inc.	6,415	92,055
Crown Castle International Corp.(a)	1,204	68,158
DigitalGlobe Inc.(a)	150	1,841
France Telecom SA SP ADR	9,015	124,948
Harris Corp.	490	22,315
IDT Corp. Class B	83	699
Juniper Networks Inc.(a)	2,156	46,203
KT Corp. SP ADR	1,871	24,042
Level 3 Communications Inc.(a)	858	19,786
Mahanagar Telephone Nigam Ltd. SP ADR(a)	1,322	1,203
MetroPCS Communications Inc.(a)	1,477	10,782
Mobile TeleSystems OJSC SP ADR	381	7,452
Motorola Mobility Holdings Inc.(a)	1,269	49,263
Motorola Solutions Inc.	1,339	68,329
NeoPhotonics Corp.(a)	66	312
NeuStar Inc. Class A(a)(b)	297	10,796
Nippon Telegraph and Telephone Corp. SP ADR	6,584	148,469
Nokia OYJ SP ADR(b)	15,684	57,247
NTT DoCoMo Inc. SP ADR(b)	5,818	99,604
Oi SA SP ADR	175	1,167
Philippine Long Distance Telephone Co. SP ADR	519	31,514
Plantronics Inc.	198	7,587
Portugal Telecom SGPS SA SP ADR(b)	2,650	14,204
Premiere Global Services Inc.(a)	218	1,951
Primus Telecommunications Group Inc.(a)	48	835
PT Indosat Tbk SP ADR	95	2,505
PT Telekomunikasi Indonesia SP ADR	695	25,166
Rogers Communications Inc. Class B	1,691	63,125
SK Telecom Co. Ltd. SP ADR	1,073	14,507
Sprint Nextel Corp.(a)	12,663	31,404
Tata Communications Ltd. SP ADR	252	2,268
Telecom Argentina SA SP ADR(a)	341	4,989
Telecom Corp. of New Zealand Ltd. SP ADR(b)	1,796	19,361
Telecom Italia SpA SP ADR(a)(b)	5,143	58,219
Telecom Italia SpA RNC SP ADR(a)	2,534	23,364
Telefonica SA SP ADR	17,850	261,146
Telephone & Data Systems Inc.	407	9,886
TELUS Corp. NVS	649	38,103
TIM Participacoes SA SP ADR	668	19,993
Turkcell Iletisim Hizmetleri AS SP ADR(a)	1,328	16,414
United States Cellular Corp.(a)	64	2,510

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

Verizon Communications Inc.	11,940	482,137
VimpelCom Ltd. SP ADR	1,328	13,532
Vonage Holdings Corp.(a)	606	1,236

		3,829,110
TEXTILES—0.03%
Mohawk Industries Inc.(a)	234	15,683
UniFirst Corp.	64	3,888

		19,571
TOYS, GAMES & HOBBIES—0.00%
LeapFrog Enterprises Inc.(a)	211	1,971

		1,971
TRANSPORTATION—1.63%
Alexander & Baldwin Inc.	175	8,953
Baltic Trading Ltd.	70	326
Bristow Group Inc.	145	7,083
CAI International Inc.(a)	53	1,095
Canadian National Railway Co.	1,862	158,791
Canadian Pacific Railway Ltd.	724	56,096
Celadon Group Inc.	95	1,485
Con-way Inc.	234	7,605
Costamare Inc.	56	790
CSX Corp.	4,366	97,405
Danaos Corp.(a)	190	749
DHT Holdings Inc.	264	211
Diana Shipping Inc.(a)	276	2,169
Excel Maritime Carriers Ltd.(a)(b)	210	393
FedEx Corp.	1,228	108,359
Frontline Ltd.(b)	217	1,421
Genco Shipping & Trading Ltd.(a)(b)	131	701
Genesee & Wyoming Inc. Class A(a)(b)	169	9,111
Guangshen Railway Co. Ltd. Class H SP ADR(a)	122	2,291
GulfMark Offshore Inc. Class A(a)	112	5,395
International Shipholding Corp.	28	592
Kansas City Southern Industries Inc.	465	35,814
Kirby Corp.(a)(b)	237	15,730
Knight Transportation Inc.	238	3,908
MFC Industrial Ltd.	196	1,466
Navios Maritime Holdings Inc.	327	1,249
Nordic American Tankers Ltd.(b)	282	4,095
Norfolk Southern Corp.	1,377	100,425
Overseas Shipholding Group Inc.(b)	113	1,322
RailAmerica Inc.(a)	189	4,381
Roadrunner Transportation Systems Inc.(a)	125	2,169
Ryder System Inc.	199	9,695
Safe Bulkers Inc.	104	712
Scorpio Tankers Inc.(a)	105	711
Seaspan Corp.(b)	222	3,710
Ship Finance International Ltd.	251	3,476
Swift Transportation Co.(a)	335	3,514
Teekay Corp.	183	6,606
Teekay Tankers Ltd. Class A	414	2,136
Tidewater Inc.	218	11,997
Tsakos Energy Navigation Ltd.(b)	281	1,784
Union Pacific Corp.	2,027	227,916
United Parcel Service Inc. Class B	3,030	236,764

		1,150,601

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2012

TRUCKING & LEASING—0.03%
Fly Leasing Ltd. SP ADR(b)	111	1,323
GATX Corp.	198	8,488
Greenbrier Companies Inc. (The)(a)	100	1,725
TAL International Group Inc.	129	5,329
Textainer Group Holdings Ltd.	77	2,701

		19,566
WATER—0.13%
American States Water Co.	79	2,879
American Water Works Co. Inc.	741	25,372
Aqua America Inc.	585	13,285
California Water Service Group	177	3,205
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	237	18,761
SJW Corp.	55	1,325
Veolia Environnement SP ADR	1,834	26,685

		91,512

TOTAL COMMON STOCKS
(Cost: $81,788,765)		70,438,638

SHORT-TERM INVESTMENTS—2.71%

MONEY MARKET FUNDS—2.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	1,741,027	1,741,027
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	126,559	126,559
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(c)(d)	48,055	48,055

		1,915,641

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,915,641)		1,915,641

TOTAL INVESTMENTS IN SECURITIES—102.50%
(Cost: $83,704,406)		72,354,279
Other Assets, Less Liabilities—(2.50)%		(1,767,542)

NET ASSETS—100.00%		$70,586,737

NVS	- Non-Voting Shares
NYS	- New York Registered Shares
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—99.93%

COMPUTERS - MEMORY DEVICES—3.07%
SanDisk Corp.(a)	211,654	$7,833,315

		7,833,315
ELECTRONIC COMPONENTS - SEMICONDUCTORS—50.26%
Advanced Micro Devices Inc.(a)	1,197,869	8,816,316
Altera Corp.	272,261	9,684,324
Avago Technologies Ltd.	278,341	9,597,198
Broadcom Corp. Class A(a)	563,579	20,626,991
Cree Inc.(a)(b)	199,104	6,152,313
Intel Corp.	778,905	22,120,902
MEMC Electronic Materials Inc.(a)	413,780	1,485,470
Micron Technology Inc.(a)	1,224,379	8,068,658
NVIDIA Corp.(a)	690,988	8,982,844
Rubicon Technology Inc.(a)(b)	38,784	366,509
Spreadtrum Communications Inc. SP ADR(b)	74,037	1,021,710
STMicroelectronics NV NYS	163,583	945,510
Texas Instruments Inc.	627,793	20,051,708
Xilinx Inc.	283,468	10,312,566

		128,233,019
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—24.02%
Cirrus Logic Inc.(a)(b)	109,921	3,009,637
Hittite Microwave Corp.(a)(b)	53,930	2,887,412
Linear Technology Corp.	312,678	10,227,698
Marvell Technology Group Ltd.(a)	697,898	10,475,449
NXP Semiconductors NV(a)	422,113	10,911,621
Power Integrations Inc.	48,490	1,836,801
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR(b)	1,407,657	21,931,296

		61,279,914
SEMICONDUCTOR EQUIPMENT—21.74%
Applied Materials Inc.	1,663,862	19,949,705
KLA-Tencor Corp.	216,289	11,279,471
Lam Research Corp.(a)(b)	205,596	8,563,073
MKS Instruments Inc.	90,038	2,489,551
Novellus Systems Inc.(a)	121,136	5,663,108
Teradyne Inc.(a)(b)	319,764	5,503,139
Veeco Instruments Inc.(a)(b)	66,469	2,006,699

		55,454,746
WIRELESS EQUIPMENT—0.84%
InterDigital Inc.	77,344	2,143,976

		2,143,976

TOTAL COMMON STOCKS
(Cost: $298,145,578)		254,944,970

SHORT-TERM INVESTMENTS—12.66%

MONEY MARKET FUNDS—12.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	2,177,620	2,177,620
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	29,956,774	29,956,774

Schedule of Investments (Unaudited) (Continued)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

April 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(c)(d)	153,813	153,813

		32,288,207

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,288,207)		32,288,207

TOTAL INVESTMENTS IN SECURITIES—112.59%
(Cost: $330,433,785)		287,233,177
Other Assets, Less Liabilities—(12.59)%		(32,117,030)

NET ASSETS—100.00%		$255,116,147

NYS	- New York Registered Shares
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—99.93%

BUILDING MATERIALS—0.30%
Eagle Materials Inc.	45,262	$1,594,128
Martin Marietta Materials Inc.	45,838	3,799,053

		5,393,181
COAL—1.55%
Alpha Natural Resources Inc.(a)	221,045	3,565,456
Arch Coal Inc.	214,727	2,095,735
CONSOL Energy Inc.	228,154	7,583,839
Patriot Coal Corp.(a)(b)	93,559	545,449
Peabody Energy Corp.	273,538	8,509,767
SunCoke Energy Inc.(a)(b)	70,563	1,073,969
Walter Energy Inc.	62,736	4,160,024

		27,534,239
ENGINEERING & CONSTRUCTION—0.15%
McDermott International Inc.(a)	235,895	2,665,614

		2,665,614
FOREST PRODUCTS & PAPER—1.38%
AbitibiBowater Inc.(a)(b)	97,793	1,295,757
Domtar Corp.	36,909	3,228,799
International Paper Co.	439,132	14,627,487
MeadWestvaco Corp.	171,762	5,465,467

		24,617,510
MANUFACTURING—0.20%
AptarGroup Inc.	66,419	3,620,500

		3,620,500
MINING—14.91%
Agnico-Eagle Mines Ltd.	171,661	6,852,707
Alcoa Inc.	1,071,102	10,421,823
Allied Nevada Gold Corp.(a)(b)	89,968	2,635,163
AuRico Gold Inc.(a)	283,584	2,597,629
Barrick Gold Corp.	1,005,369	40,647,069
Cameco Corp.	396,608	8,765,037
Coeur d’Alene Mines Corp.(a)(b)	90,506	1,950,404
Compass Minerals International Inc.	33,256	2,544,749
Eldorado Gold Corp.	712,967	10,109,872
First Majestic Silver Corp.(a)(b)	105,869	1,669,554
Freeport-McMoRan Copper & Gold Inc.	952,591	36,484,235
Globe Specialty Metals Inc.	62,991	840,300
Goldcorp Inc.(b)	813,989	31,143,219
Hecla Mining Co.	287,255	1,229,451
IAMGOLD Corp.	377,705	4,683,542
Ivanhoe Mines Ltd.(a)(b)	290,211	3,398,371
Kinross Gold Corp.	1,143,123	10,230,951
Molycorp Inc.(a)(b)	63,831	1,727,267
New Gold Inc.(a)(b)	463,544	4,218,250
Newmont Mining Corp.	497,604	23,710,831
NovaGold Resources Inc.(a)(b)	218,359	1,565,634

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

April 30, 2012

Pan American Silver Corp.(b)	154,579	3,015,836
Royal Gold Inc.	59,070	3,659,977
Silver Standard Resources Inc.(a)	81,271	1,171,928
Silver Wheaton Corp.	355,155	10,842,882
Silvercorp Metals Inc.(b)	172,088	1,192,570
Stillwater Mining Co.(a)(b)	116,349	1,248,425
Teck Resources Ltd. Class B	482,737	18,020,572
Thompson Creek Metals Co. Inc.(a)(b)	169,315	1,004,038
Titanium Metals Corp.	83,064	1,226,855
Vulcan Materials Co.	129,846	5,558,707
Yamana Gold Inc.	749,295	11,014,637

		265,382,485
OIL & GAS—60.50%
Anadarko Petroleum Corp.	500,905	36,671,255
Apache Corp.	386,236	37,055,482
Atwood Oceanics Inc.(a)	57,114	2,531,864
Baytex Energy Corp.(b)	119,101	6,288,533
Berry Petroleum Co. Class A	47,244	2,151,964
Bill Barrett Corp.(a)(b)	47,287	1,133,942
Cabot Oil & Gas Corp.	210,808	7,407,793
Canadian Natural Resources Ltd.	1,105,793	38,426,307
Cenovus Energy Inc.	758,323	27,489,209
Chesapeake Energy Corp.	665,600	12,273,664
Chevron Corp.	1,283,769	136,798,425
Cimarex Energy Co.	86,101	5,950,440
Cobalt International Energy Inc.(a)(b)	139,310	3,727,936
Concho Resources Inc.(a)	104,192	11,167,299
ConocoPhillips	1,285,979	92,114,676
Continental Resources Inc.(a)(b)	56,335	5,027,899
CVR Energy Inc.(a)	87,131	2,645,297
Denbury Resources Inc.(a)	392,103	7,465,641
Devon Energy Corp.	406,142	28,369,019
Diamond Offshore Drilling Inc.	69,841	4,787,601
Encana Corp.	739,746	15,490,281
Energen Corp.	72,403	3,792,469
Energy XXI (Bermuda) Ltd.(a)(b)	77,798	2,931,429
Enerplus Corp.	197,220	3,646,598
EOG Resources Inc.	270,441	29,697,126
EQT Corp.	150,187	7,482,316
EXCO Resources Inc.(b)	152,720	1,120,965
Exxon Mobil Corp.	1,627,930	140,555,476
Forest Oil Corp.(a)(b)	112,822	1,502,789
Gulfport Energy Corp.(a)(b)	45,375	1,189,279
Helmerich & Payne Inc.	107,883	5,544,107
Hess Corp.	303,991	15,850,091
HollyFrontier Corp.	209,211	6,447,883
Marathon Oil Corp.	707,568	20,760,045
Marathon Petroleum Corp.	349,241	14,531,918
McMoRan Exploration Co.(a)(b)	110,497	972,374
Murphy Oil Corp.	194,790	10,707,606
Nabors Industries Ltd.(a)	290,032	4,829,033
Newfield Exploration Co.(a)	133,107	4,778,541
Nexen Inc.	530,861	10,272,160
Noble Corp.(a)	253,355	9,642,691
Noble Energy Inc.	177,770	17,656,116
Oasis Petroleum Inc.(a)(b)	59,771	1,976,627
Occidental Petroleum Corp.	815,038	74,347,766
Patterson-UTI Energy Inc.	155,691	2,517,523
Pengrowth Energy Corp.(b)	362,673	3,253,177
Penn West Petroleum Ltd.	475,084	8,142,940
Pioneer Natural Resources Co.	123,839	14,343,033

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

April 30, 2012

Plains Exploration & Production Co.(a)	128,805	5,261,684
Precision Drilling Corp.(a)	276,934	2,558,870
QEP Resources Inc.	178,334	5,494,471
Quicksilver Resources Inc.(a)(b)	118,943	559,032
Range Resources Corp.	158,583	10,571,143
Rosetta Resources Inc.(a)(b)	53,432	2,686,027
Rowan Companies Inc.(a)(b)	124,160	4,287,245
SandRidge Energy Inc.(a)(b)	491,496	3,927,053
SM Energy Co.	64,418	4,258,674
Southwestern Energy Co.(a)	350,686	11,074,664
Suncor Energy Inc.	1,569,477	51,855,520
Sunoco Inc.	107,300	5,288,817
Swift Energy Co.(a)(b)	42,826	1,295,486
Talisman Energy Inc.	1,036,406	13,535,462
Tesoro Corp.(a)	139,666	3,247,234
Transocean Ltd.(b)	352,067	17,740,656
Ultra Petroleum Corp.(a)(b)	153,214	3,027,509
Unit Corp.(a)	41,766	1,764,613
Valero Energy Corp.	557,671	13,774,474
W&T Offshore Inc.	35,197	695,845
Whiting Petroleum Corp.(a)	118,014	6,750,401
WPX Energy Inc.(a)	199,550	3,506,093

		1,076,627,578
OIL & GAS SERVICES—14.34%
Baker Hughes Inc.	439,627	19,391,947
Cameron International Corp.(a)	247,324	12,675,355
CARBO Ceramics Inc.(b)	19,985	1,680,539
Core Laboratories NV	47,847	6,554,082
Dresser-Rand Group Inc.(a)	75,915	3,695,542
Dril-Quip Inc.(a)(b)	34,847	2,348,339
FMC Technologies Inc.(a)	240,195	11,289,165
Halliburton Co.	927,611	31,742,849
Helix Energy Solutions Group Inc.(a)(b)	106,353	2,170,665
Key Energy Services Inc.(a)(b)	152,478	1,930,372
Lufkin Industries Inc.	33,310	2,559,540
National Oilwell Varco Inc.	426,340	32,299,519
Oceaneering International Inc.	108,545	5,604,178
Oil States International Inc.(a)	51,576	4,104,418
RPC Inc.(b)	64,953	671,614
Schlumberger Ltd.	1,340,324	99,371,621
SEACOR Holdings Inc.(a)	21,095	1,960,358
Superior Energy Services Inc.(a)(b)	158,323	4,262,055
Weatherford International Ltd.(a)(b)	761,999	10,873,726

		255,185,884
PACKAGING & CONTAINERS—2.11%
Ball Corp.	156,848	6,549,972
Bemis Co. Inc.	103,499	3,352,333
Crown Holdings Inc.(a)(b)	149,138	5,515,123
Graphic Packaging Holding Co.(a)(b)	122,056	653,000
Greif Inc. Class A	30,961	1,660,748
Owens-Illinois Inc.(a)	165,182	3,840,481
Packaging Corp. of America	96,835	2,826,614
Rock-Tenn Co. Class A	70,929	4,421,005
Sealed Air Corp.	161,920	3,105,626
Silgan Holdings Inc.	49,964	2,191,921
Sonoco Products Co.	100,935	3,343,976

		37,460,799

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

April 30, 2012

PIPELINES—4.05%
El Paso Corp.	776,825	23,048,398
Pembina Pipeline Corp.(b)	286,718	8,664,618
Spectra Energy Corp.	654,209	20,110,385
Williams Companies Inc. (The)	594,954	20,246,284

		72,069,685
RETAIL—0.18%
World Fuel Services Corp.	71,406	3,146,148

		3,146,148
TRANSPORTATION—0.26%
Bristow Group Inc.	35,931	1,755,229
Tidewater Inc.	51,455	2,831,569

		4,586,798

TOTAL COMMON STOCKS
(Cost: $1,760,716,788)		1,778,290,421

SHORT-TERM INVESTMENTS—3.47%

MONEY MARKET FUNDS—3.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	5,633,339	56,333,392
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	4,094,990	4,094,990
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(c)(d)	1,381,347	1,381,347

		61,809,729

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,809,729)		61,809,729

TOTAL INVESTMENTS IN SECURITIES—103.40%
(Cost: $1,822,526,517)		1,840,100,150

SHORT POSITIONS(f)—(0.03)%

COMMON STOCKS—(0.03)%
ACCO Brands Corp.(a)	(56,843)	(596,352)

		(596,352)

TOTAL SHORT POSITIONS
(Proceeds: $596,352)		(596,352)
Other Assets, Less Liabilities—(3.37)%		(59,935,831)

NET ASSETS—100.00%		$1,779,567,967

(a)	Non-income earning security.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

April 30, 2012

(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—99.85%

COMMERCIAL SERVICES—6.95%
Alliance Data Systems Corp.(a)(b)	7,842	$1,007,619
Automatic Data Processing Inc.	76,861	4,275,009
Booz Allen Hamilton Holding Corp.	5,352	91,519
Cardtronics Inc.(a)(b)	6,903	181,963
Convergys Corp.(a)(b)	18,118	242,238
CoreLogic Inc.(a)	16,682	278,589
Euronet Worldwide Inc.(a)(b)	7,886	170,574
FleetCor Technologies Inc.(a)	5,772	228,283
Gartner Inc.(a)(b)	14,625	640,575
Genpact Ltd.(a)	20,571	343,124
Global Payments Inc.	12,276	569,975
Lender Processing Services Inc.	13,241	351,548
MasterCard Inc. Class A	16,649	7,529,843
MAXIMUS Inc.	5,298	234,436
Monster Worldwide Inc.(a)	19,330	166,818
Paychex Inc.	50,536	1,565,605
SAIC Inc.	43,267	526,127
TeleTech Holdings Inc.(a)(b)	4,011	60,767
Total System Services Inc.	25,146	591,434
Visa Inc. Class A	77,941	9,585,184
Western Union Co.	97,189	1,786,334
Wright Express Corp.(a)(b)	6,069	387,324

		30,814,888
COMPUTERS—30.07%
3D Systems Corp.(a)(b)	5,184	152,876
Accenture PLC Class A	101,401	6,585,995
Apple Inc.(a)	84,245	49,219,299
Brocade Communications Systems Inc.(a)	71,932	398,503
CACI International Inc. Class A(a)(b)	4,155	253,995
Cadence Design Systems Inc.(a)(b)	42,882	500,433
CGI Group Inc. Class A(a)	35,274	791,549
Cognizant Technology Solutions Corp. Class A(a)	47,531	3,484,973
Computer Sciences Corp.	24,294	681,690
Dell Inc.(a)	239,252	3,916,555
Diebold Inc.	9,794	386,373
DST Systems Inc.	5,255	294,175
Electronics For Imaging Inc.(a)(b)	7,204	128,591
EMC Corp.(a)	321,674	9,074,424
Fortinet Inc.(a)	14,467	377,878
Hewlett-Packard Co.	309,645	7,666,810
iGATE Corp.(a)	4,702	91,501
International Business Machines Corp.	168,348	34,861,504
j2 Global Inc.	7,563	195,352
Jack Henry & Associates Inc.	13,607	462,094
Lexmark International Inc. Class A	11,086	333,689
Mentor Graphics Corp.(a)(b)	14,583	210,724
MICROS Systems Inc.(a)	12,518	711,398
NCR Corp.(a)	24,774	582,189
NetApp Inc.(a)	56,873	2,208,379
RealD Inc.(a)(b)	6,322	76,370
Research in Motion Ltd.(a)(b)	73,909	1,056,899
Riverbed Technology Inc.(a)	24,664	486,621
SanDisk Corp.(a)	37,977	1,405,529
Seagate Technology PLC	70,307	2,162,643

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2012

Spansion Inc. Class A(a)(b)	7,673	92,536
Synaptics Inc.(a)(b)	5,166	158,648
Synopsys Inc.(a)	22,832	685,188
Syntel Inc.	2,624	157,151
Teradata Corp.(a)	26,230	1,830,329
Unisys Corp.(a)(b)	6,811	127,093
Western Digital Corp.(a)	40,727	1,580,615

		133,390,571
DISTRIBUTION & WHOLESALE—0.27%
Arrow Electronics Inc.(a)	17,524	736,884
Ingram Micro Inc. Class A(a)	23,498	457,271

		1,194,155
DIVERSIFIED FINANCIAL SERVICES—0.02%
Higher One Holdings Inc.(a)(b)	4,883	77,005

		77,005
ELECTRICAL COMPONENTS & EQUIPMENT—0.25%
Littelfuse Inc.	3,387	212,263
Molex Inc.	21,495	593,047
SunPower Corp.(a)	7,257	40,712
Universal Display Corp.(a)(b)	6,297	283,176

		1,129,198
ELECTRONICS—2.26%
Amphenol Corp. Class A	25,587	1,487,628
Avnet Inc.(a)	22,725	819,918
AVX Corp.	7,471	94,882
Benchmark Electronics Inc.(a)	9,050	143,714
Celestica Inc.(a)	30,980	277,581
Coherent Inc.(a)	3,681	193,621
Cymer Inc.(a)(b)	4,831	250,439
FEI Co.(a)(b)	5,940	298,010
FLIR Systems Inc.	24,130	541,960
Itron Inc.(a)	6,228	254,102
Jabil Circuit Inc.	28,874	677,095
National Instruments Corp.	14,573	396,386
Plexus Corp.(a)(b)	5,457	176,643
Rofin-Sinar Technologies Inc.(a)(b)	4,481	112,921
Sanmina-SCI Corp.(a)(b)	12,729	113,288
TE Connectivity Ltd.	66,773	2,434,544
Tech Data Corp.(a)	6,472	348,129
Trimble Navigation Ltd.(a)(b)	19,488	1,055,080
TTM Technologies Inc.(a)(b)	8,038	83,032
Vishay Intertechnology Inc.(a)	24,596	275,967

		10,034,940
ENTERTAINMENT—0.07%
Dolby Laboratories Inc. Class A(a)	8,018	314,546

		314,546
HOME FURNISHINGS—0.05%
TiVo Inc.(a)	19,066	205,722

		205,722

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2012

INTERNET—14.89%
Amazon.com Inc.(a)	57,039	13,227,344
Ancestry.com Inc.(a)(b)	3,910	104,397
AOL Inc.(a)(b)	14,821	371,118
Bankrate Inc.(a)(b)	3,145	73,656
Blue Nile Inc.(a)(b)	2,166	65,586
BroadSoft Inc.(a)	4,236	181,343
DealerTrack Holdings Inc.(a)(b)	6,577	196,192
Digital River Inc.(a)	5,593	105,204
EarthLink Inc.	16,646	135,166
eBay Inc.(a)	179,452	7,366,505
Equinix Inc.(a)	7,313	1,200,795
Expedia Inc.	14,850	633,056
F5 Networks Inc.(a)	12,409	1,661,937
Google Inc. Class A(a)	39,736	24,049,419
IAC/InterActiveCorp	12,729	612,901
Netflix Inc.(a)	8,680	695,615
OpenTable Inc.(a)(b)	3,543	158,478
Priceline.com Inc.(a)	7,800	5,934,396
Rackspace Hosting Inc.(a)	16,334	948,842
Sapient Corp.	17,372	207,943
Shutterfly Inc.(a)(b)	4,599	143,121
Symantec Corp.(a)	114,287	1,888,021
TIBCO Software Inc.(a)	26,102	858,756
TripAdvisor Inc.(a)(b)	14,848	556,948
ValueClick Inc.(a)(b)	12,560	266,021
VeriSign Inc.	24,993	1,027,462
VirnetX Holding Corp.(a)(b)	5,857	145,488
WebMD Health Corp.(a)	7,999	181,977
Websense Inc.(a)(b)	5,925	122,885
Yahoo! Inc.(a)	190,164	2,955,149

		66,075,721
MACHINERY—0.13%
Cognex Corp.	6,649	267,622
Zebra Technologies Corp. Class A(a)	8,141	315,790

		583,412
MEDIA—0.17%
FactSet Research Systems Inc.	7,066	740,941

		740,941
OFFICE & BUSINESS EQUIPMENT—0.37%
Xerox Corp.	208,672	1,623,468

		1,623,468
SEMICONDUCTORS—17.01%
Advanced Micro Devices Inc.(a)	91,892	676,325
Aeroflex Holding Corp.(a)(b)	5,076	56,851
Altera Corp.	50,510	1,796,641
Amkor Technology Inc.(a)(b)	16,141	83,449
Analog Devices Inc.	46,660	1,818,807
Applied Materials Inc.	202,289	2,425,445
Atmel Corp.(a)(b)	70,647	626,639
Broadcom Corp. Class A(a)	76,849	2,812,673
Cabot Microelectronics Corp.	3,577	122,977
Cavium Inc.(a)(b)	7,747	226,677
Cirrus Logic Inc.(a)(b)	10,049	275,142

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2012

Cree Inc.(a)(b)	18,087	558,888
Cypress Semiconductor Corp.(a)	24,281	376,356
Diodes Inc.(a)(b)	5,767	128,546
Emulex Corp.(a)	13,543	117,553
Entegris Inc.(a)	21,338	188,841
Fairchild Semiconductor International Inc.(a)	19,733	279,617
First Solar Inc.(a)(b)	9,223	169,703
GT Advanced Technologies Inc.(a)(b)	18,809	122,447
Hittite Microwave Corp.(a)(b)	4,216	225,725
Integrated Device Technology Inc.(a)(b)	22,197	150,274
Intel Corp.	782,769	22,230,640
International Rectifier Corp.(a)	10,827	236,353
Intersil Corp. Class A	19,848	203,839
KLA-Tencor Corp.	26,125	1,362,419
Lam Research Corp.(a)	18,778	782,104
Linear Technology Corp.	35,873	1,173,406
LSI Corp.(a)	88,771	713,719
Marvell Technology Group Ltd.(a)	78,620	1,180,086
Maxim Integrated Products Inc.	45,714	1,352,220
MEMC Electronic Materials Inc.(a)(b)	36,281	130,249
Micrel Inc.	7,751	84,408
Microchip Technology Inc.	30,091	1,063,416
Micron Technology Inc.(a)	154,768	1,019,921
Microsemi Corp.(a)(b)	13,715	295,147
MKS Instruments Inc.	8,240	227,836
Novellus Systems Inc.(a)	11,055	516,821
NVIDIA Corp.(a)	95,671	1,243,723
OmniVision Technologies Inc.(a)(b)	8,200	151,044
ON Semiconductor Corp.(a)	70,790	584,725
PMC-Sierra Inc.(a)	36,331	256,860
Power Integrations Inc.	4,441	168,225
QLogic Corp.(a)	15,427	266,116
QUALCOMM Inc.	265,011	16,918,302
Rambus Inc.(a)(b)	17,279	87,950
Rovi Corp.(a)	16,800	480,480
Semtech Corp.(a)(b)	10,180	277,507
Silicon Laboratories Inc.(a)(b)	6,622	235,015
Skyworks Solutions Inc.(a)	29,511	800,929
Teradyne Inc.(a)(b)	29,240	503,220
Tessera Technologies Inc.(a)	8,107	126,793
Texas Instruments Inc.	179,394	5,729,844
TriQuint Semiconductor Inc.(a)(b)	26,025	127,002
Veeco Instruments Inc.(a)	6,088	183,797
Xilinx Inc.	41,023	1,492,417

		75,446,109
SOFTWARE—20.06%
ACI Worldwide Inc.(a)(b)	6,140	244,740
Activision Blizzard Inc.	68,608	882,985
Acxiom Corp.(a)	12,281	168,618
Adobe Systems Inc.(a)	77,366	2,596,403
Advent Software Inc.(a)(b)	5,040	136,030
Akamai Technologies Inc.(a)	27,854	908,040
ANSYS Inc.(a)	14,533	974,728
Ariba Inc.(a)	15,606	596,149
Aspen Technology Inc.(a)(b)	14,695	290,667
Autodesk Inc.(a)	35,395	1,393,501
Blackbaud Inc.	7,043	218,192
BMC Software Inc.(a)	25,732	1,061,702
Broadridge Financial Solutions Inc.	19,451	451,458
CA Inc.	57,064	1,507,631
Citrix Systems Inc.(a)	29,076	2,489,196

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2012

CommVault Systems Inc.(a)	6,934	361,053
Compuware Corp.(a)	34,274	298,869
Concur Technologies Inc.(a)(b)	7,353	415,886
Electronic Arts Inc.(a)	51,920	798,530
Fair Isaac Corp.	5,646	242,213
Fidelity National Information Services Inc.	36,741	1,237,070
Fiserv Inc.(a)	21,713	1,526,207
Informatica Corp.(a)	16,817	773,918
Intuit Inc.	46,206	2,678,562
JDA Software Group Inc.(a)(b)	6,649	192,023
ManTech International Corp. Class A	3,654	114,809
Microsoft Corp.	1,170,043	37,464,777
MicroStrategy Inc. Class A(a)	1,269	177,381
NetSuite Inc.(a)(b)	3,592	159,413
Nuance Communications Inc.(a)	37,666	920,557
Open Text Corp.(a)	9,059	507,213
Oracle Corp.	614,202	18,051,397
Parametric Technology Corp.(a)(b)	18,550	400,309
Pegasystems Inc.	2,610	97,066
Progress Software Corp.(a)(b)	9,687	224,157
QLIK Technologies Inc.(a)	11,526	332,064
Quest Software Inc.(a)	8,869	206,382
RealPage Inc.(a)(b)	5,471	99,299
Red Hat Inc.(a)	30,258	1,803,679
Salesforce.com Inc.(a)	21,309	3,318,451
SolarWinds Inc.(a)(b)	8,280	388,415
Solera Holdings Inc.	10,968	492,902
SS&C Technologies Holdings Inc.(a)(b)	3,698	87,902
Synchronoss Technologies Inc.(a)	4,224	132,211
SYNNEX Corp.(a)(b)	4,067	154,912
Take-Two Interactive Software Inc.(a)(b)	14,046	198,049
Ultimate Software Group Inc. (The)(a)(b)	4,081	314,890
VeriFone Systems Inc.(a)(b)	16,600	790,824
Verint Systems Inc.(a)(b)	3,410	103,118

		88,984,548
TELECOMMUNICATIONS—7.28%
Acme Packet Inc.(a)(b)	8,958	251,451
ADTRAN Inc.	10,001	305,231
Anixter International Inc.(a)	4,353	298,529
ARRIS Group Inc.(a)(b)	18,070	233,645
Aruba Networks Inc.(a)(b)	17,128	361,743
Ciena Corp.(a)(b)	15,468	229,236
Cisco Systems Inc.	843,863	17,003,839
Comtech Telecommunications Corp.	2,975	91,987
Corning Inc.	238,439	3,421,600
EchoStar Corp. Class A(a)	6,105	177,350
Finisar Corp.(a)(b)	14,241	235,261
Harris Corp.	17,838	812,343
Infinera Corp.(a)(b)	16,765	120,037
InterDigital Inc.(b)	7,056	195,592
IPG Photonics Corp.(a)(b)	4,588	222,059
Ixia(a)(b)	7,924	99,842
JDS Uniphase Corp.(a)	36,046	437,959
Juniper Networks Inc.(a)	82,467	1,767,268
LogMeIn Inc.(a)(b)	3,347	120,526
Loral Space & Communications Inc.	1,910	118,516
Motorola Mobility Holdings Inc.(a)	41,296	1,603,111
Motorola Solutions Inc.	40,564	2,069,981
NETGEAR Inc.(a)(b)	5,912	227,612
NeuStar Inc. Class A(a)(b)	10,568	384,147
Plantronics Inc.	6,720	257,510

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2012

Polycom Inc.(a)	27,778	368,614
RF Micro Devices Inc.(a)	43,348	187,697
Sonus Networks Inc.(a)	43,827	124,030
Sycamore Networks Inc.(a)(b)	3,203	49,935
Tellabs Inc.	57,064	215,131
ViaSat Inc.(a)(b)	6,718	324,479

		32,316,261

TOTAL COMMON STOCKS
(Cost: $397,938,566)		442,931,485

SHORT-TERM INVESTMENTS—3.52%

MONEY MARKET FUNDS—3.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	13,954,577	13,954,577
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	1,014,387	1,014,387
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(c)(d)	651,929	651,929

		15,620,893

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,620,893)		15,620,893

TOTAL INVESTMENTS IN SECURITIES—103.37%
(Cost: $413,559,459)		458,552,378
Other Assets, Less Liabilities—(3.37)%		(14,963,605)

NET ASSETS—100.00%		$443,588,773

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—99.94%

COMPUTER - INTEGRATED SYSTEMS—6.42%
Brocade Communications Systems Inc.(a)	1,473,393	$8,162,597
Riverbed Technology Inc.(a)	467,427	9,222,335

		17,384,932
COMPUTERS—3.86%
Research in Motion Ltd.(a)(b)	729,634	10,433,766

		10,433,766
INTERNET INFRASTRUCTURE SOFTWARE—5.29%
F5 Networks Inc.(a)	106,858	14,311,492

		14,311,492
NETWORKING PRODUCTS—17.14%
Acme Packet Inc.(a)(b)	183,459	5,149,694
Cisco Systems Inc.	1,214,786	24,477,938
Infinera Corp.(a)(b)	343,599	2,460,169
Ixia(a)(b)	162,436	2,046,694
NETGEAR Inc.(a)(b)	121,419	4,674,631
Polycom Inc.(a)	570,024	7,564,218

		46,373,344
SATELLITE TELECOMMUNICATIONS—2.24%
EchoStar Corp. Class A(a)	125,095	3,634,010
Loral Space & Communications Inc.	39,306	2,438,937

		6,072,947
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—10.77%
Emulex Corp.(a)	277,498	2,408,683
QUALCOMM Inc.	418,725	26,731,404

		29,140,087
TELECOMMUNICATION EQUIPMENT—23.82%
ADTRAN Inc.	204,997	6,256,508
ARRIS Group Inc.(a)(b)	369,664	4,779,755
Comtech Telecommunications Corp.	61,076	1,888,470
Harris Corp.	334,251	15,221,791
Juniper Networks Inc.(a)	1,123,183	24,069,812
Plantronics Inc.	138,047	5,289,961
Sonus Networks Inc.(a)(b)	897,187	2,539,039
Tellabs Inc.	1,172,762	4,421,313

		64,466,649
TELECOMMUNICATION EQUIPMENT FIBER OPTICS—7.21%
Ciena Corp.(a)(b)	316,868	4,695,984
Finisar Corp.(a)(b)	291,744	4,819,611
JDS Uniphase Corp.(a)	738,264	8,969,908
Sycamore Networks Inc.(a)(b)	65,750	1,025,042

		19,510,545
WIRELESS EQUIPMENT—23.19%
Aruba Networks Inc.(a)(b)	350,800	7,408,896
InterDigital Inc.	144,862	4,015,575
Motorola Mobility Holdings Inc.(a)	579,413	22,492,813
Motorola Solutions Inc.	434,802	22,187,946

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

April 30, 2012

ViaSat Inc.(a)(b)	137,604	6,646,273

		62,751,503

TOTAL COMMON STOCKS
(Cost: $328,282,545)		270,445,265

SHORT-TERM INVESTMENTS—17.55%

MONEY MARKET FUNDS—17.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	44,061,207	44,061,207
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	3,202,899	3,202,899
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(c)(d)	229,576	229,576

		47,493,682

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,493,682)		47,493,682

TOTAL INVESTMENTS IN SECURITIES—117.49%
(Cost: $375,776,227)		317,938,947
Other Assets, Less Liabilities—(17.49)%		(47,324,185)

NET ASSETS—100.00%		$270,614,762

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS—99.92%

APPLICATIONS SOFTWARE—40.05%
Citrix Systems Inc.(a)	433,087	$37,076,578
Compuware Corp.(a)	512,954	4,472,959
Intuit Inc.	688,235	39,896,983
Microsoft Corp.	1,874,928	60,035,195
NetSuite Inc.(a)(b)	53,794	2,387,378
Nuance Communications Inc.(a)	564,174	13,788,413
Parametric Technology Corp.(a)	278,187	6,003,275
Progress Software Corp.(a)(b)	145,496	3,366,777
Quest Software Inc.(a)	133,139	3,098,144
RealPage Inc.(a)(b)	81,944	1,487,284
Red Hat Inc.(a)	453,266	27,019,186
Salesforce.com Inc.(a)(b)	317,383	49,426,055
Verint Systems Inc.(a)(b)	51,070	1,544,357

		249,602,584
AUDIO/VIDEO PRODUCTS—0.49%
TiVo Inc.(a)(b)	285,422	3,079,703

		3,079,703
COMMUNICATIONS SOFTWARE—0.93%
SolarWinds Inc.(a)	124,076	5,820,405

		5,820,405
COMPUTER-AIDED DESIGN—6.39%
ANSYS Inc.(a)	217,741	14,603,889
Aspen Technology Inc.(a)	219,901	4,349,642
Autodesk Inc.(a)	530,147	20,871,887

		39,825,418
COMPUTER - INTEGRATED SYSTEMS—1.71%
MICROS Systems Inc.(a)	187,578	10,660,058

		10,660,058
COMPUTER DATA SECURITY—0.91%
Fortinet Inc.(a)	216,512	5,655,294

		5,655,294
COMPUTER SOFTWARE—0.74%
Blackbaud Inc.	105,465	3,267,306
SS&C Technologies Holdings Inc.(a)(b)	55,328	1,315,146

		4,582,452
DATA PROCESSING/MANAGEMENT—1.68%
CommVault Systems Inc.(a)(b)	103,731	5,401,273
Fair Isaac Corp.	84,554	3,627,367
Pegasystems Inc.	38,923	1,447,546

		10,476,186
E-SERVICES/CONSULTING—0.29%
Websense Inc.(a)(b)	88,462	1,834,702

		1,834,702
ELECTRONIC COMPONENTS - SEMICONDUCTORS—1.16%
Rovi Corp.(a)	251,762	7,200,393

		7,200,393
ELECTRONIC DESIGN AUTOMATION—3.36%
Cadence Design Systems Inc.(a)	642,974	7,503,507
Mentor Graphics Corp.(a)	218,279	3,154,131

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

April 30, 2012

Synopsys Inc.(a)	342,159	10,268,192

		20,925,830
ELECTRONIC FORMS—6.21%
Adobe Systems Inc.(a)	1,152,388	38,674,141

		38,674,141
ENTERPRISE SOFTWARE/SERVICES—20.53%
Advent Software Inc.(a)(b)	75,426	2,035,748
Ariba Inc.(a)	233,529	8,920,808
BMC Software Inc.(a)	385,409	15,901,975
CA Inc.	854,797	22,583,737
Concur Technologies Inc.(a)(b)	110,033	6,223,466
Informatica Corp.(a)	251,976	11,595,936
JDA Software Group Inc.(a)(b)	99,858	2,883,899
MicroStrategy Inc. Class A(a)(b)	18,981	2,653,164
Oracle Corp.	1,547,002	45,466,389
QLIK Technologies Inc.(a)(b)	172,477	4,969,062
Ultimate Software Group Inc. (The)(a)(b)	61,083	4,713,164

		127,947,348
ENTERTAINMENT SOFTWARE—4.52%
Activision Blizzard Inc.	1,027,729	13,226,872
Electronic Arts Inc.(a)	777,721	11,961,349
Take-Two Interactive Software Inc.(a)(b)	210,224	2,964,159

		28,152,380
INTERNET APPLICATIONS SOFTWARE—0.35%
VirnetX Holding Corp.(a)(b)	87,712	2,178,766

		2,178,766
INTERNET INFRASTRUCTURE SOFTWARE—2.06%
TIBCO Software Inc.(a)	391,060	12,865,874

		12,865,874
INTERNET SECURITY—4.23%
Symantec Corp.(a)	1,594,762	26,345,468

		26,345,468
INTERNET TELEPHONY—0.44%
BroadSoft Inc.(a)(b)	63,466	2,716,980

		2,716,980
MULTI-MEDIA—1.78%
FactSet Research Systems Inc.	105,869	11,101,423

		11,101,423
TRANSACTIONAL SOFTWARE—2.09%
ACI Worldwide Inc.(a)(b)	91,943	3,664,848
Solera Holdings Inc.	164,401	7,388,181
Synchronoss Technologies Inc.(a)(b)	63,281	1,980,695

		13,033,724

TOTAL COMMON STOCKS
(Cost: $618,628,367)		622,679,129

SHORT-TERM INVESTMENTS—9.47%

MONEY MARKET FUNDS—9.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(c)(d)(e)	54,615,341	54,615,341
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	3,970,101	3,970,101

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

April 30, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(c)(d)	450,567	450,567

		59,036,009

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,036,009)		59,036,009

TOTAL INVESTMENTS IN SECURITIES—109.39%
(Cost: $677,664,376)		681,715,138
Other Assets, Less Liabilities—(9.39)%		(58,529,376)

NET ASSETS—100.00%		$623,185,762

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.92%

DOMESTIC EQUITY—60.87%
iShares S&P 500 Index Fund(a)(b)	264,313	$37,077,828
iShares S&P MidCap 400 Index Fund(a)(b)	124,590	12,316,967
iShares S&P SmallCap 600 Index Fund(a)(b)	45,744	3,443,151

		52,837,946
DOMESTIC FIXED INCOME—18.23%
iShares Barclays Aggregate Bond Fund(a)	97,522	10,784,958
iShares Barclays Short Treasury Bond Fund(a)	15,063	1,659,792
iShares Barclays TIPS Bond Fund(a)	14,227	1,698,988
iShares iBoxx $ High Yield Corporate Bond Fund(a)	18,422	1,680,087

		15,823,825
INTERNATIONAL EQUITY—20.82%
iShares MSCI EAFE Index Fund(a)	289,517	15,561,539
iShares MSCI Emerging Markets Index Fund(a)	59,565	2,513,643

		18,075,182

TOTAL INVESTMENT COMPANIES
(Cost: $81,271,377)		86,736,953

SHORT-TERM INVESTMENTS—19.48%

MONEY MARKET FUNDS—19.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(a)(c)(d)	15,689,102	15,689,102
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(a)(c)(d)	1,140,473	1,140,473
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(c)	80,052	80,052

		16,909,627

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,909,627)		16,909,627
TOTAL INVESTMENTS IN SECURITIES—119.40%
(Cost: $98,181,004)		103,646,580
Other Assets, Less Liabilities—(19.40)%		(16,842,651)

NET ASSETS—100.00%		$86,803,929

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.86%

DOMESTIC EQUITY—16.50%
iShares S&P 500 Index Fund(a)	83,848	$11,762,197
iShares S&P MidCap 400 Index Fund(a)	19,979	1,975,124
iShares S&P SmallCap 600 Index Fund(a)(b)	25,670	1,932,181

		15,669,502
DOMESTIC FIXED INCOME—73.34%
iShares Barclays Aggregate Bond Fund(a)	254,177	28,109,434
iShares Barclays Short Treasury Bond Fund(a)	219,808	24,220,644
iShares Barclays TIPS Bond Fund(a)	105,624	12,613,618
iShares iBoxx $ High Yield Corporate Bond Fund(a)(b)	51,698	4,714,858

		69,658,554
INTERNATIONAL EQUITY—10.02%
iShares MSCI EAFE Index Fund(a)	146,135	7,854,756
iShares MSCI Emerging Markets Index Fund(a)	39,465	1,665,423

		9,520,179

TOTAL INVESTMENT COMPANIES
(Cost: $92,292,588)		94,848,235

SHORT-TERM INVESTMENTS—1.00%

MONEY MARKET FUNDS—1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(a)(c)(d)	748,139	748,139
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(a)(c)(d)	54,384	54,384
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(c)	144,542	144,542

		947,065

TOTAL SHORT-TERM INVESTMENTS
(Cost: $947,065)		947,065

TOTAL INVESTMENTS IN SECURITIES—100.86%
(Cost: $93,239,653)		95,795,300
Other Assets, Less Liabilities—(0.86)%		(810,374)

NET ASSETS—100.00%		$94,984,926

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GROWTH ALLOCATION FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.83%

DOMESTIC EQUITY—46.80%
iShares S&P 500 Index Fund(a)	324,076	$45,461,382
iShares S&P MidCap 400 Index Fund(a)(b)	121,517	12,013,171
iShares S&P SmallCap 600 Index Fund(a)(b)	52,293	3,936,094

		61,410,647
DOMESTIC FIXED INCOME—39.85%
iShares Barclays Aggregate Bond Fund(a)	230,100	25,446,759
iShares Barclays Short Treasury Bond Fund(a)	114,800	12,649,812
iShares Barclays TIPS Bond Fund(a)	86,733	10,357,655
iShares iBoxx $ High Yield Corporate Bond Fund(a)	42,121	3,841,435

		52,295,661
INTERNATIONAL EQUITY—13.18%
iShares MSCI EAFE Index Fund(a)	250,352	13,456,420
iShares MSCI Emerging Markets Index Fund(a)	90,791	3,831,380

		17,287,800

TOTAL INVESTMENT COMPANIES
(Cost: $122,539,606)		130,994,108

SHORT-TERM INVESTMENTS—9.25%

MONEY MARKET FUNDS—9.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(a)(c)(d)	11,091,386	11,091,386
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(a)(c)(d)	806,256	806,256
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(c)	241,872	241,872

		12,139,514

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,139,514)		12,139,514

TOTAL INVESTMENTS IN SECURITIES—109.08%
(Cost: $134,679,120)		143,133,622
Other Assets, Less Liabilities—(9.08)%		(11,918,189)

NET ASSETS—100.00%		$131,215,433

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MODERATE ALLOCATION FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.95%

DOMESTIC EQUITY—28.56%
iShares S&P 500 Index Fund(a)	239,211	$33,556,519
iShares S&P MidCap 400 Index Fund(a)	62,617	6,190,316
iShares S&P SmallCap 600 Index Fund(a)(b)	40,232	3,028,263

		42,775,098
DOMESTIC FIXED INCOME—58.44%
iShares Barclays Aggregate Bond Fund(a)	338,613	37,447,212
iShares Barclays Short Treasury Bond Fund(a)	251,720	27,737,027
iShares Barclays TIPS Bond Fund(a)	137,629	16,435,655
iShares iBoxx $ High Yield Corporate Bond Fund(a)(b)	64,813	5,910,945

		87,530,839
INTERNATIONAL EQUITY—12.95%
iShares MSCI EAFE Index Fund(a)	281,682	15,140,408
iShares MSCI Emerging Markets Index Fund(a)	100,860	4,256,292

		19,396,700

TOTAL INVESTMENT COMPANIES
(Cost: $142,570,829)		149,702,637

SHORT-TERM INVESTMENTS—6.03%

MONEY MARKET FUNDS—6.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(a)(c)(d)	8,346,961	8,346,961
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(a)(c)(d)	606,758	606,758
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(c)	76,495	76,495

		9,030,214

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,030,214)		9,030,214

TOTAL INVESTMENTS IN SECURITIES—105.98%
(Cost: $151,601,043)		158,732,851
Other Assets, Less Liabilities—(5.98)%		(8,963,366)

NET ASSETS—100.00%		$149,769,485

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.94%

DOMESTIC EQUITY—21.94%
iShares S&P 500 Index Fund(a)	10,139	$1,422,299
iShares S&P MidCap 400 Index Fund(a)	1,769	174,883
iShares S&P SmallCap 600 Index Fund(a)	1,479	111,324

		1,708,506
DOMESTIC FIXED INCOME—68.67%
iShares Barclays Aggregate Bond Fund(a)	28,957	3,202,355
iShares Barclays Short Treasury Bond Fund(a)	11,197	1,233,798
iShares Barclays TIPS Bond Fund(a)	6,170	736,821
iShares iBoxx $ High Yield Corporate Bond Fund(a)	1,911	174,283

		5,347,257
INTERNATIONAL EQUITY—9.33%
iShares MSCI EAFE Index Fund(a)	13,508	726,055

		726,055

TOTAL INVESTMENT COMPANIES
(Cost: $7,574,948)		7,781,818

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(b)	6,968	6,968

		6,968

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,968)		6,968

TOTAL INVESTMENTS IN SECURITIES—100.03%
(Cost: $7,581,916)		7,788,786
Other Assets, Less Liabilities—(0.03)%		(2,214)

NET ASSETS—100.00%		$7,786,572

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2010 INDEX FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.94%

DOMESTIC EQUITY—29.84%
iShares S&P 500 Index Fund(a)	8,413	$1,180,176
iShares S&P MidCap 400 Index Fund(a)	1,684	166,480
iShares S&P SmallCap 600 Index Fund(a)	1,395	105,002

		1,451,658
DOMESTIC FIXED INCOME—55.84%
iShares Barclays Aggregate Bond Fund(a)	15,222	1,683,401
iShares Barclays Short Treasury Bond Fund(a)	5,179	570,674
iShares Barclays TIPS Bond Fund(a)	2,836	338,675
iShares iBoxx $ High Yield Corporate Bond Fund(a)	1,352	123,303

		2,716,053
INTERNATIONAL EQUITY—14.26%
iShares MSCI EAFE Index Fund(a)	11,435	614,631
iShares MSCI Emerging Markets Index Fund(a)	1,870	78,914

		693,545

TOTAL INVESTMENT COMPANIES
(Cost: $4,814,760)		4,861,256

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(b)	4,081	4,081

		4,081

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,081)		4,081

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $4,818,841)		4,865,337
Other Assets, Less Liabilities—(0.02)%		(1,011)

NET ASSETS—100.00%		$4,864,326

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2015 INDEX FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.93%

DOMESTIC EQUITY—37.61%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,563	$123,071
iShares S&P 500 Index Fund(a)	24,630	3,455,096
iShares S&P MidCap 400 Index Fund(a)	5,276	521,585
iShares S&P SmallCap 600 Index Fund(a)	4,369	328,855

		4,428,607
DOMESTIC FIXED INCOME—44.70%
iShares Barclays Aggregate Bond Fund(a)	30,647	3,389,252
iShares Barclays Short Treasury Bond Fund(a)	8,901	980,801
iShares Barclays TIPS Bond Fund(a)	4,809	574,291
iShares iBoxx $ High Yield Corporate Bond Fund(a)	3,512	320,294

		5,264,638
INTERNATIONAL EQUITY—17.62%
iShares MSCI EAFE Index Fund(a)	33,831	1,818,417
iShares MSCI Emerging Markets Index Fund(a)	6,071	256,196

		2,074,613

TOTAL INVESTMENT COMPANIES
(Cost: $11,578,506)		11,767,858

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(b)	13,100	13,100

		13,100

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,100)		13,100

TOTAL INVESTMENTS IN SECURITIES—100.04%
(Cost: $11,591,606)		11,780,958
Other Assets, Less Liabilities—(0.04)%		(4,896)

NET ASSETS—100.00%		$11,776,062

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2020 INDEX FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.93%

DOMESTIC EQUITY—43.85%
iShares Cohen & Steers Realty Majors Index Fund(a)	3,145	$247,637
iShares S&P 500 Index Fund(a)	54,056	7,582,976
iShares S&P MidCap 400 Index Fund(a)	12,061	1,192,350
iShares S&P SmallCap 600 Index Fund(a)(b)	10,061	757,292

		9,780,255
DOMESTIC FIXED INCOME—35.30%
iShares Barclays Aggregate Bond Fund(a)	47,727	5,278,129
iShares Barclays Short Treasury Bond Fund(a)	11,404	1,256,607
iShares Barclays TIPS Bond Fund(a)	5,951	710,668
iShares iBoxx $ High Yield Corporate Bond Fund(a)	6,888	628,186

		7,873,590
INTERNATIONAL EQUITY—20.78%
iShares MSCI EAFE Index Fund(a)	75,136	4,038,560
iShares MSCI Emerging Markets Index Fund(a)	14,157	597,425

		4,635,985

TOTAL INVESTMENT COMPANIES
(Cost: $21,547,911)		22,289,830

SHORT-TERM INVESTMENTS—3.29%

MONEY MARKET FUNDS—3.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(a)(c)(d)	658,347	658,347
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(a)(c)(d)	47,856	47,856
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(c)	28,170	28,170

		734,373

TOTAL SHORT-TERM INVESTMENTS
(Cost: $734,373)		734,373

TOTAL INVESTMENTS IN SECURITIES—103.22%
(Cost: $22,282,284)		23,024,203
Other Assets, Less Liabilities—(3.22)%		(719,295)

NET ASSETS—100.00%		$22,304,908

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2025 INDEX FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.97%

DOMESTIC EQUITY—49.34%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,776	$218,582
iShares S&P 500 Index Fund(a)(b)	51,893	7,279,550
iShares S&P MidCap 400 Index Fund(a)	11,915	1,177,917
iShares S&P SmallCap 600 Index Fund(a)(b)	10,144	763,539

		9,439,588
DOMESTIC FIXED INCOME—26.72%
iShares Barclays Aggregate Bond Fund(a)	32,247	3,566,196
iShares Barclays Short Treasury Bond Fund(a)	6,084	670,396
iShares Barclays TIPS Bond Fund(a)	2,900	346,318
iShares iBoxx $ High Yield Corporate Bond Fund(a)	5,805	529,416

		5,112,326
INTERNATIONAL EQUITY—23.91%
iShares MSCI EAFE Index Fund(a)	73,939	3,974,221
iShares MSCI Emerging Markets Index Fund(a)	14,208	599,578

		4,573,799

TOTAL INVESTMENT COMPANIES
(Cost: $18,794,611)		19,125,713

SHORT-TERM INVESTMENTS—28.49%

MONEY MARKET FUNDS—28.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(a)(c)(d)	5,044,975	5,044,975
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(a)(c)(d)	366,730	366,730
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(c)	38,657	38,657

		5,450,362

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,450,362)		5,450,362

TOTAL INVESTMENTS IN SECURITIES—128.46%
(Cost: $24,244,973)		24,576,075
Other Assets, Less Liabilities—(28.46)%		(5,443,742)

NET ASSETS—100.00%		$19,132,333

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2030 INDEX FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.94%

DOMESTIC EQUITY—53.98%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,221	$174,882
iShares S&P 500 Index Fund(a)	41,458	5,815,728
iShares S&P MidCap 400 Index Fund(a)	9,692	958,151
iShares S&P SmallCap 600 Index Fund(a)(b)	8,265	622,107

		7,570,868
DOMESTIC FIXED INCOME—19.93%
iShares Barclays Aggregate Bond Fund(a)	19,145	2,117,245
iShares Barclays Short Treasury Bond Fund(a)	2,698	297,293
iShares iBoxx $ High Yield Corporate Bond Fund(a)	4,165	379,848

		2,794,386
INTERNATIONAL EQUITY—26.03%
iShares MSCI EAFE Index Fund(a)	58,808	3,160,930
iShares MSCI Emerging Markets Index Fund(a)	11,602	489,604

		3,650,534

TOTAL INVESTMENT COMPANIES
(Cost: $13,370,255)		14,015,788

SHORT-TERM INVESTMENTS—4.39%

MONEY MARKET FUNDS—4.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(a)(c)(d)	561,222	561,222
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(a)(c)(d)	40,796	40,796
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(c)	14,434	14,434

		616,452

TOTAL SHORT-TERM INVESTMENTS
(Cost: $616,452)		616,452

TOTAL INVESTMENTS IN SECURITIES—104.33%
(Cost: $13,986,707)		14,632,240
Other Assets, Less Liabilities—(4.33)%		(607,570)

NET ASSETS—100.00%		$14,024,670

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2035 INDEX FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.93%

DOMESTIC EQUITY—57.09%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,742	$137,165
iShares S&P 500 Index Fund(a)(b)	32,796	4,600,623
iShares S&P MidCap 400 Index Fund(a)	7,779	769,032
iShares S&P SmallCap 600 Index Fund(a)	6,728	506,417

		6,013,237
DOMESTIC FIXED INCOME—15.13%
iShares Barclays Aggregate Bond Fund(a)	10,863	1,201,339
iShares Barclays Short Treasury Bond Fund(a)	1,204	132,669
iShares iBoxx $ High Yield Corporate Bond Fund(a)	2,847	259,646

		1,593,654
INTERNATIONAL EQUITY—27.71%
iShares MSCI EAFE Index Fund(a)	46,967	2,524,476
iShares MSCI Emerging Markets Index Fund(a)	9,359	394,950

		2,919,426

TOTAL INVESTMENT COMPANIES
(Cost: $10,207,334)		10,526,317

SHORT-TERM INVESTMENTS—35.17%

MONEY MARKET FUNDS—35.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(a)(c)(d)	3,444,022	3,444,022
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(a)(c)(d)	250,353	250,353
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(c)	10,027	10,027

		3,704,402

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,704,402)		3,704,402

TOTAL INVESTMENTS IN SECURITIES—135.10%
(Cost: $13,911,736)		14,230,719
Other Assets, Less Liabilities—(35.10)%		(3,697,457)

NET ASSETS—100.00%		$10,533,262

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2040 INDEX FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.94%

DOMESTIC EQUITY—59.46%
iShares Cohen & Steers Realty Majors Index Fund(a)	3,376	$265,826
iShares S&P 500 Index Fund(a)	62,892	8,822,490
iShares S&P MidCap 400 Index Fund(a)	15,084	1,491,204
iShares S&P SmallCap 600 Index Fund(a)(b)	13,246	997,027

		11,576,547
DOMESTIC FIXED INCOME—11.46%
iShares Barclays Aggregate Bond Fund(a)	14,617	1,616,494
iShares Barclays Short Treasury Bond Fund(a)	1,809	199,334
iShares iBoxx $ High Yield Corporate Bond Fund(a)	4,547	414,686

		2,230,514
INTERNATIONAL EQUITY—29.02%
iShares MSCI EAFE Index Fund(a)	90,829	4,882,059
iShares MSCI Emerging Markets Index Fund(a)	18,196	767,871

		5,649,930

TOTAL INVESTMENT COMPANIES
(Cost: $18,495,259)		19,456,991

SHORT-TERM INVESTMENTS—4.83%

MONEY MARKET FUNDS—4.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(a)(c)(d)	861,584	861,584
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(a)(c)(d)	62,630	62,630
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(c)	16,871	16,871

		941,085

TOTAL SHORT-TERM INVESTMENTS
(Cost: $941,085)		941,085

TOTAL INVESTMENTS IN SECURITIES—104.77%
(Cost: $19,436,344)		20,398,076
Other Assets, Less Liabilities—(4.77)%		(928,353)

NET ASSETS—100.00%		$19,469,723

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2045 INDEX FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.94%

DOMESTIC EQUITY—61.11%
iShares Cohen & Steers Realty Majors Index Fund(a)	741	$58,346
iShares S&P 500 Index Fund(a)(b)	13,566	1,903,038
iShares S&P MidCap 400 Index Fund(a)	3,284	324,656
iShares S&P SmallCap 600 Index Fund(a)	2,943	221,520

		2,507,560
DOMESTIC FIXED INCOME—8.75%
iShares Barclays Aggregate Bond Fund(a)	2,103	232,570
iShares Barclays Short Treasury Bond Fund(a)	520	57,299
iShares iBoxx $ High Yield Corporate Bond Fund(a)	759	69,221

		359,090
INTERNATIONAL EQUITY—30.08%
iShares MSCI EAFE Index Fund(a)	19,846	1,066,723
iShares MSCI Emerging Markets Index Fund(a)	3,970	167,534

		1,234,257

TOTAL INVESTMENT COMPANIES
(Cost: $3,785,156)		4,100,907

SHORT-TERM INVESTMENTS—1.49%

MONEY MARKET FUNDS—1.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(a)(c)(d)	53,603	53,603
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(a)(c)(d)	3,897	3,897
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(c)	3,635	3,635

		61,135

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,135)		61,135

TOTAL INVESTMENTS IN SECURITIES—101.43%
(Cost: $3,846,291)		4,162,042
Other Assets, Less Liabilities—(1.43)%		(58,645)

NET ASSETS—100.00%		$4,103,397

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2050 INDEX FUND

April 30, 2012

Security	Shares	Value

INVESTMENT COMPANIES—99.96%

DOMESTIC EQUITY—62.09%
iShares Cohen & Steers Realty Majors Index Fund(a)	776	$61,102
iShares S&P 500 Index Fund(a)(b)	13,733	1,926,466
iShares S&P MidCap 400 Index Fund(a)	3,349	331,082
iShares S&P SmallCap 600 Index Fund(a)	3,070	231,079

		2,549,729
DOMESTIC FIXED INCOME—7.08%
iShares Barclays Aggregate Bond Fund(a)	1,319	145,868
iShares Barclays Short Treasury Bond Fund(a)	890	98,069
iShares iBoxx $ High Yield Corporate Bond Fund(a)	514	46,877

		290,814
INTERNATIONAL EQUITY—30.79%
iShares MSCI EAFE Index Fund(a)	20,345	1,093,544
iShares MSCI Emerging Markets Index Fund(a)	4,052	170,994

		1,264,538

TOTAL INVESTMENT COMPANIES
(Cost: $3,808,958)		4,105,081

SHORT-TERM INVESTMENTS—21.40%

MONEY MARKET FUNDS—21.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%(a)(c)(d)	817,453	817,453
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(a)(c)(d)	59,422	59,422
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%(a)(c)	1,800	1,800

		878,675

TOTAL SHORT-TERM INVESTMENTS
(Cost: $878,675)		878,675

TOTAL INVESTMENTS IN SECURITIES—121.36%
(Cost: $4,687,633)		4,983,756
Other Assets, Less Liabilities—(21.36)%		(877,165)

NET ASSETS—100.00%		$4,106,591

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules or consolidated schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	iShares Allocation/Index Fund
FTSE China 25	MSCI Europe Financials Sector
FTSE China (HK Listed)	MSCI Far East Financials Sector
FTSE Developed Small Cap ex-North America	MSCI Kokusai
Morningstar Multi-Asset Income[a]	MSCI USA Minimum Volatility[d]
MSCI ACWI	NYSE 100
MSCI ACWI ex US	NYSE Composite
MSCI ACWI ex US Consumer Discretionary Sector	PHLX SOX Semiconductor Sector
MSCI ACWI ex US Consumer Staples Sector	S&P North American Natural Resources Sector
MSCI ACWI ex US Energy Sector	S&P North American Technology Sector
MSCI ACWI ex US Financials Sector	S&P North American Technology-Multimedia Networking
MSCI ACWI ex US Health Care Sector	S&P North American Technology-Software
MSCI ACWI ex US Industrials Sector	S&P Aggressive
MSCI ACWI ex US Information Technology Sector	S&P Conservative
MSCI ACWI ex US Materials Sector	S&P Growth
MSCI ACWI ex US Telecommunication Services Sector	S&P Moderate
MSCI ACWI ex US Utilities Sector	S&P Target Date Retirement Income
MSCI All Country Asia ex Japan	S&P Target Date 2010
MSCI All Country Asia ex Japan Small Cap[b]	S&P Target Date 2015
MSCI All Country Asia Information Technology[c]	S&P Target Date 2020
MSCI EAFE	S&P Target Date 2025
MSCI EAFE Growth	S&P Target Date 2030
MSCI EAFE Minimum Volatility[d]	S&P Target Date 2035
MSCI EAFE Small Cap	S&P Target Date 2040
MSCI EAFE Value	S&P Target Date 2045[e]
MSCI Emerging Markets Financials Sector	S&P Target Date 2050[e]
MSCI Emerging Markets Materials Sector
[a]	The Fund commenced operations on April 3, 2012.
[b]	The Fund commenced operations on February 2, 2012.
[c]	The Fund commenced operations on February 8, 2012.
[d]	The Fund commenced operations on October 18, 2011.
[e]	The Fund commenced operations on August 16, 2011.

Each of the iShares MSCI All Country Asia ex Japan, iShares MSCI All Country Asia ex Japan Small Cap and iShares MSCI All Country Asia Information Technology Index Funds carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying consolidated schedules of investments include the securities held by each Fund’s Subsidiary.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Accounting principles generally accepted in the United States of America (U.S. GAAP) defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the ETF is primarily traded. ETFs traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule or Consolidated Schedule of Investments.

	Investments
iShares Allocation/Index Fund and Investment Type	Level 1	Level 2		Level 3	Total
FTSE China 25
Assets:
Common Stocks	$6,207,127,237	$—		$—	$6,207,127,237
Short-Term Investments	276,898,614	—		—	276,898,614

	$6,484,025,851	$—		$—	$6,484,025,851

FTSE China (HK Listed)
Assets:
Common Stocks	$32,437,931	$—		$—	$32,437,931
Short-Term Investments	1,706,386	—		—	1,706,386

	$34,144,317	$—		$—	$34,144,317

FTSE Developed Small Cap ex-North America
Assets:
Common Stocks	$27,586,781	$29,632		$46,332	$27,662,745
Investment Companies	53,210	—		—	53,210
Preferred Stocks	145,222	—		—	145,222
Rights	—	0	[a]	—	0	[a]
Short-Term Investments	1,047,819	—		—	1,047,819

	$28,833,032	$29,632		$46,332	$28,908,996

Morningstar Multi-Asset Income
Assets:
Investment Companies	$8,901,804	$—		$—	$8,901,804
Short-Term Investments	30,712	—		—	30,712

	$8,932,516	$—		$—	$8,932,516

MSCI ACWI
Assets:
Common Stocks	$2,772,885,060	$—		$1	$2,772,885,061
Preferred Stocks	38,207,844	59,639		—	38,267,483
Rights	65,283	173,370		—	238,653
Short-Term Investments	52,492,136	—		—	52,492,136

	$2,863,650,323	$233,009		$1	$2,863,883,333

MSCI ACWI ex US
Assets:
Common Stocks	$932,276,255	$—		$16	$932,276,271
Preferred Stocks	22,519,162	6,845		—	22,526,007
Rights	39,120	152,792		—	191,912
Short-Term Investments	14,989,181	—		—	14,989,181

	$969,823,718	$159,637		$16	$969,983,371

MSCI ACWI ex US Consumer Discretionary Sector
Assets:
Common Stocks	$6,135,460	$—		$—	$6,135,460
Preferred Stocks	193,518	—		—	193,518
Short-Term Investments	49,292	—		—	49,292

	$6,378,270	$—		$—	$6,378,270

MSCI ACWI ex US Consumer Staples Sector
Assets:
Common Stocks	$3,204,194	$—		$—	$3,204,194
Preferred Stocks	126,148	—		—	126,148
Short-Term Investments	13,712	—		—	13,712

	$3,344,054	$—		$—	$3,344,054

MSCI ACWI ex US Energy Sector
Assets:
Common Stocks	$5,601,378	$—	$—		$5,601,378
Preferred Stocks	158,692	—	—		158,692
Short-Term Investments	1,225	—	—		1,225

	$5,761,295	$—	$—		$5,761,295

MSCI ACWI ex US Financials Sector
Assets:
Common Stocks	$2,037,712	$—	$0	[a]	$2,037,712
Preferred Stocks	44,379	—	—		44,379
Rights	374	1,700	—		2,074
Short-Term Investments	15,187	—	—		15,187

	$2,097,652	$1,700	$0	[a]	$2,099,352

MSCI ACWI ex US Health Care Sector
Assets:
Common Stocks	$9,015,016	$—	$—		$9,015,016
Short-Term Investments	52,428	—	—		52,428

	$9,067,444	$—	$—		$9,067,444

MSCI ACWI ex US Industrials Sector
Assets:
Common Stocks	$2,687,074	$—	$—		$2,687,074
Preferred Stocks	10,211	526	—		10,737
Short-Term Investments	24,467	—	—		24,467

	$2,721,752	$526	$—		$2,722,278

MSCI ACWI ex US Information Technology Sector
Assets:
Common Stocks	$2,774,029	$—	$—		$2,774,029
Short-Term Investments	14,176	—	—		14,176

	$2,788,205	$—	$—		$2,788,205

MSCI ACWI ex US Materials Sector
Assets:
Common Stocks	$2,628,625	$2,565	$—		$2,631,190
Preferred Stocks	101,531	—	—		101,531
Short-Term Investments	17,819	—	—		17,819

	$2,747,975	$2,565	$—		$2,750,540

MSCI ACWI ex US Telecommunication Services Sector
Assets:
Common Stocks	$2,604,503	$—	$—		$2,604,503
Preferred Stocks	40,303	—	—		40,303
Short-Term Investments	6,411	—	—		6,411

	$2,651,217	$—	$—		$2,651,217

MSCI ACWI ex US Utilities Sector
Assets:
Common Stocks	$6,166,926	$—	$—	$6,166,926
Preferred Stocks	231,990	—	—	231,990
Short-Term Investments	58,701	—	—	58,701

	$6,457,617	$—	$—	$6,457,617

MSCI All Country Asia ex Japan
Assets:
Common Stocks	$2,476,978,205	$830,604	$—	$2,477,808,809
Preferred Stocks	17,874,585	—	—	17,874,585
Short-Term Investments	124,152,027	—	—	124,152,027

	$2,619,004,817	$830,604	$—	$2,619,835,421

MSCI All Country Asia ex Japan Small Cap
Assets:
Common Stocks	$11,154,430	$6,497	$11,572	$11,172,499
Rights	—	1,433	—	1,433
Short-Term Investments	361,080	—	—	361,080

	$11,515,510	$7,930	$11,572	$11,535,012

MSCI All Country Asia Information Technology
Assets:
Common Stocks	$5,516,158	$—	$—	$5,516,158
Preferred Stocks	108,094	—	—	108,094
Short-Term Investments	7,382	—	—	7,382

	$5,631,634	$—	$—	$5,631,634

MSCI EAFE
Assets:
Common Stocks	$35,890,618,040	$—	$5,205	$35,890,623,245
Preferred Stocks	197,263,792	1,132,853	—	198,396,645
Rights	2,418,204	9,727,691	—	12,145,895
Short-Term Investments	468,785,198	—	—	468,785,198
Futures Contracts[b]	1,091,068	—	—	1,091,068

	$36,560,176,302	$10,860,544	$5,205	$36,571,042,051

MSCI EAFE Growth
Assets:
Common Stocks	$1,208,723,488	$—	$—	$1,208,723,488
Preferred Stocks	8,039,143	74,770	—	8,113,913
Short-Term Investments	9,946,493	—	—	9,946,493

	$1,226,709,124	$74,770	$—	$1,226,783,894

MSCI EAFE Minimum Volatility
Assets:
Common Stocks	$31,120,908	$—	$—	$31,120,908
Short-Term Investments	784,300	—	—	784,300

	$31,905,208	$—	$—	$31,905,208

MSCI EAFE Small Cap
Assets:
Common Stocks	$1,482,535,654	$112,588	$20	$1,482,648,262
Preferred Stocks	2,373,800	235,608	—	2,609,408
Rights	11,606	12	—	11,618
Short-Term Investments	74,316,962	—	—	74,316,962

	$1,559,238,022	$348,208	$20	$1,559,586,250

MSCI EAFE Value
Assets:
Common Stocks	$1,287,590,114	$—	$367		$1,287,590,481
Preferred Stocks	5,794,622	—	—		5,794,622
Rights	174,993	703,053	—		878,046
Short-Term Investments	10,209,447	—	—		10,209,447

	$1,303,769,176	$703,053	$367		$1,304,472,596

MSCI Emerging Markets Financials Sector
Assets:
Common Stocks	$3,276,465	$—	$—		$3,276,465
Preferred Stocks	316,808	—	—		316,808
Short-Term Investments	103,359	—	—		103,359

	$3,696,632	$—	$—		$3,696,632

MSCI Emerging Markets Materials Sector
Assets:
Common Stocks	$7,317,050	$61,564	$—		$7,378,614
Preferred Stocks	1,002,477	—	—		1,002,477
Short-Term Investments	479,159	—	—		479,159

	$8,798,686	$61,564	$—		$8,860,250

MSCI Europe Financials Sector
Assets:
Common Stocks	$20,468,891	$—	$0	[a]	$20,468,891
Rights	11,603	46,578	—		58,181
Short-Term Investments	220,188	—	—		220,188

	$20,700,682	$46,578	$0	[a]	$20,747,260

MSCI Far East Financials Sector
Assets:
Common Stocks	$2,343,909	$—	$—		$2,343,909
Short-Term Investments	14,013	—	—		14,013

	$2,357,922	$—	$—		$2,357,922

MSCI Kokusai
Assets:
Common Stocks	$614,586,337	$—	$7		$614,586,344
Preferred Stocks	1,587,067	8,781	—		1,595,848
Rights	21,380	71,775	—		93,155
Short-Term Investments	8,581,112	—	—		8,581,112

	$624,775,896	$80,556	$7		$624,856,459

MSCI USA Minimum Volatility
Assets:
Common Stocks	$28,569,269	$—	$—		$28,569,269
Short-Term Investments	442,912	—	—		442,912

	$29,012,181	$—	$—		$29,012,181

NYSE 100
Assets:
Common Stocks	$55,561,607	$—	$—		$55,561,607

Short-Term Investments	301,723	—	—	301,723
Liabilities:
Short Positions	(182,937)	—	—	(182,937)

	$55,680,393	$—	$—	$55,680,393

NYSE Composite
Assets:
Common Stocks	$70,422,725	$15,913	$—	$70,438,638
Short-Term Investments	1,915,641	—	—	1,915,641

	$72,338,366	$15,913	$—	$72,354,279

PHLX SOX Semiconductor Sector
Assets:
Common Stocks	$254,944,970	$—	$—	$254,944,970
Short-Term Investments	32,288,207	—	—	32,288,207

	$287,233,177	$—	$—	$287,233,177

S&P North American Natural Resources Sector
Assets:
Common Stocks	$1,778,290,421	$—	$—	$1,778,290,421
Short-Term Investments	61,809,729	—	—	61,809,729
Liabilities:
Short Positions	(596,352)	—	—	(596,352)

	$1,839,503,798	$—	$—	$1,839,503,798

S&P North American Technology Sector
Assets:
Common Stocks	$442,931,485	$—	$—	$442,931,485
Short-Term Investments	15,620,893	—	—	15,620,893

	$458,552,378	$—	$—	$458,552,378

S&P North American Technology-Multimedia Networking
Assets:
Common Stocks	$270,455,265	$—	$—	$270,455,265
Short-Term Investments	47,493,682	—	—	47,493,682

	$317,938,947	$—	$—	$317,938,947

S&P North American Technology-Software
Assets:
Common Stocks	$622,679,129	$—	$—	$622,679,129
Short-Term Investments	59,036,009	—	—	59,036,009

	$681,715,138	$—	$—	$681,715,138

S&P Aggressive
Assets:
Investment Companies	$86,736,953	$—	$—	$86,736,953
Short-Term Investments	16,909,627	—	—	16,909,627

	$103,646,580	$—	$—	$103,646,580

S&P Conservative
Assets:
Investment Companies	$94,848,235	$—	$—	$94,848,235
Short-Term Investments	947,065	—	—	947,065

	$95,795,300	$—	$—	$95,795,300

S&P Growth
Assets:
Investment Companies	$130,994,108	$—	$—	130,994,108
Short-Term Investments	12,139,514	—	—	12,139,514

	$143,133,622	$—	$—	143,133,622

S&P Moderate
Assets:
Investment Companies	$149,702,637	$—	$—	$149,702,637
Short-Term Investments	9,030,214	—	—	9,030,214

	$158,732,851	$—	$—	$158,732,851

S&P Target Date Retirement Income
Assets:
Investment Companies	$7,781,818	$—	$—	$7,781,818
Short-Term Investments	6,968	—	—	6,968

	$7,788,786	$—	$—	$7,788,786

S&P Target Date 2010
Assets:
Investment Companies	$4,861,256	$—	$—	$4,861,256
Short-Term Investments	4,081	—	—	4,081

	$4,865,337	$—	$—	$4,865,337

S&P Target Date 2015
Assets:
Investment Companies	$11,767,858	$—	$—	$11,767,858
Short-Term Investments	13,100	—	—	13,100

	$11,780,958	$—	$—	$11,780,958

S&P Target Date 2020
Assets:
Investment Companies	$22,289,830	$—	$—	$22,289,830
Short-Term Investments	734,373	—	—	734,373

	$23,024,203	$—	$—	$23,024,203

S&P Target Date 2025
Assets:
Investment Companies	$19,125,713	$—	$—	$19,125,713
Short-Term Investments	5,450,362	—	—	5,450,362

	$24,576,075	$—	$—	$24,576,075

S&P Target Date 2030
Assets:
Investment Companies	$14,015,788	$—	$—	$14,015,788
Short-Term Investments	616,452	—	—	616,452

	$14,632,240	$—	$—	$14,632,240

S&P Target Date 2035
Assets:
Investment Companies	$10,526,317	$—	$—	$10,526,317
Short-Term Investments	3,704,402	—	—	3,704,402

	$14,230,719	$—	$—	$14,230,719

S&P Target Date 2040
Assets:
Investment Companies	$19,456,991	$—	$—	$19,456,991
Short-Term Investments	941,085	—	—	941,085

	$20,398,076	$—	$—	$20,398,076

S&P Target Date 2045
Assets:
Investment Companies	$4,100,907	$—	$—	$4,100,907
Short-Term Investments	61,135	—	—	61,135

	$4,162,042	$—	$—	$4,162,042

S&P Target Date 2050
Assets:
Investment Companies	$4,105,081	$—	$—	$4,105,081
Short-Term Investments	878,675	—	—	878,675

	$4,983,756	$—	$—	$4,983,756

[a]	Rounds to less than $1.
[b]	Futures Contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE China 25	$7,227,238,758	$201,624,493	$(944,837,400)	$(743,212,907)
FTSE China (HK Listed)	34,717,670	3,526,681	(4,100,034)	(573,353)
FTSE Developed Small Cap ex-North America	34,127,437	2,851,575	(8,070,016)	(5,218,441)
Morningstar Multi-Asset Income	8,828,481	104,035	—	104,035
MSCI ACWI	2,758,952,839	296,941,112	(192,010,618)	104,930,494
MSCI ACWI ex US	1,006,819,755	83,201,085	(120,037,469)	(36,836,384)
MSCI ACWI ex US Consumer Discretionary Sector	5,937,936	817,424	(377,090)	440,334
MSCI ACWI ex US Consumer Staples Sector	2,711,981	703,501	(71,428)	632,073
MSCI ACWI ex US Energy Sector	5,173,843	890,247	(302,795)	587,452
MSCI ACWI ex US Financials Sector	2,397,019	161,445	(459,112)	(297,667)
MSCI ACWI ex US Health Care Sector	8,123,793	1,037,653	(94,002)	943,651
MSCI ACWI ex US Industrials Sector	2,504,258	396,627	(178,607)	218,020
MSCI ACWI ex US Information Technology Sector	2,588,475	574,879	(375,149)	199,730
MSCI ACWI ex US Materials Sector	2,623,247	358,012	(230,719)	127,293
MSCI ACWI ex US Telecommunication Services Sector	2,546,582	308,880	(204,245)	104,635
MSCI ACWI ex US Utilities Sector	6,842,915	269,502	(654,800)	(385,298)
MSCI All Country Asia ex Japan	2,595,415,670	244,609,445	(220,189,694)	24,419,751
MSCI All Country Asia ex Japan Small Cap	11,600,284	703,109	(768,381)	(65,272)
MSCI All Country Asia Information Technology	5,372,430	483,805	(224,601)	259,204

MSCI EAFE	40,616,164,096	4,720,261,572	(8,766,474,685)	(4,046,213,113)
MSCI EAFE Growth	1,126,525,012	200,641,362	(100,382,480)	100,258,882
MSCI EAFE Minimum Volatility	31,438,853	1,113,786	(647,431)	466,355
MSCI EAFE Small Cap	1,554,857,910	204,937,980	(200,209,640)	4,728,340
MSCI EAFE Value	1,452,264,760	116,828,879	(264,621,043)	(147,792,164)
MSCI Emerging Markets Financials Sector	4,548,492	104,681	(956,541)	(851,860)
MSCI Emerging Markets Materials Sector	11,255,354	264,103	(2,659,207)	(2,395,104)
MSCI Europe Financials Sector	23,127,854	300,983	(2,681,577)	(2,380,594)
MSCI Far East Financials Sector	2,437,129	147,327	(226,534)	(79,207)
MSCI Kokusai	630,466,985	56,502,982	(62,113,508)	(5,610,526)
MSCI USA Minimum Volatility	27,647,589	1,466,793	(102,201)	1,364,592
NYSE 100	57,711,660	6,427,540	(8,275,870)	(1,848,330)
NYSE Composite	84,734,561	7,904,616	(20,284,898)	(12,380,282)
PHLX SOX Semiconductor Sector	336,289,543	2,137,809	(51,194,175)	(49,056,366)
S&P North American Natural Resources Sector	1,893,317,048	208,024,819	(261,241,717)	(53,216,898)
S&P North American Technology Sector	420,914,216	92,950,385	(55,312,223)	37,638,162
S&P North American Technology-Multimedia Networking	378,569,676	12,527,433	(73,158,162)	(60,630,729)
S&P North American Technology-Software	685,710,370	46,646,196	(50,641,428)	(3,995,232)
S&P Aggressive	98,418,142	5,820,764	(592,326)	5,228,438
S&P Conservative	93,294,204	2,576,698	(75,602)	2,501,096
S&P Growth	135,037,555	8,717,420	(621,353)	8,096,067
S&P Moderate	151,773,928	7,435,888	(476,965)	6,958,923
S&P Target Date Retirement Income	7,590,875	263,175	(65,264)	197,911
S&P Target Date 2010	4,828,764	113,998	(77,425)	36,573
S&P Target Date 2015	11,607,132	355,910	(182,084)	173,826
S&P Target Date 2020	22,300,515	996,152	(272,464)	723,688
S&P Target Date 2025	24,261,415	644,186	(329,526)	314,660
S&P Target Date 2030	14,036,643	874,942	(279,345)	595,597
S&P Target Date 2035	13,930,557	507,070	(206,908)	300,162
S&P Target Date 2040	19,444,175	1,190,110	(236,209)	953,901
S&P Target Date 2045	3,846,291	315,966	(215)	315,751
S&P Target Date 2050	4,687,633	296,999	(876)	296,123

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

As of April 30, 2012, The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Each of the iShares S&P Allocation and iShares S&P Target Date Funds and the iShares Morningstar Multi-Asset Income Index Fund is an exchange-traded fund (ETF) fund of funds that invests primarily in affiliated iShares funds.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the nine months ended April 30, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Allocation/Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Morningstar Multi-Asset Income
iShares Barclays 10-20 Year Treasury Bond Fund	—	3,433	—	3,433	$453,259	$—	$—
iShares Barclays 20+ Year Treasury Bond Fund	—	11,702	—	11,702	1,372,879	—	—
iShares Dow Jones Select Dividend Index Fund	—	23,527	—	23,527	1,333,746	—	—
iShares FTSE NAREIT Mortgage Plus Capped Index Fund	—	32,235	—	32,235	451,290	—	—
iShares iBoxx $ High Yield Corporate Bond Fund	—	19,305	—	19,305	1,760,616	—	—
iShares iBoxx Investment Grade Corporate Bond Fund	—	7,881	—	7,881	917,978	—	—
iShares J.P. Morgan USD Emerging Markets Bond Fund	—	7,559	—	7,559	863,767	—	—
iShares S&P Global Infrastructure Index Fund	—	12,257	—	12,257	435,368	—	—
iShares S&P US Preferred Stock Index Fund	—	33,716	—	33,716	1,312,901	—	—

					$8,901,804	$—	$—

MSCI ACWI
BlackRock Inc.	6,465	3,082	(573)	8,974	$1,719,239	$30,378	$14,351
PNC Financial Services Group Inc. (The)	42,694	20,651	(3,837)	59,508	3,946,571	57,801	40,608

					$5,665,810	$88,179	$54,959

MSCI Kokusai
BlackRock Inc.	2,496	887	(608)	2,775	$531,634	$10,816	$1,455
PNC Financial Services Group Inc. (The)	14,118	3,625	(3,493)	14,250	945,060	15,788	37,952

					$1,476,694	$26,604	$39,407

NYSE 100
BlackRock Inc.	—	1,109	(5)	1,104	$211,504	$—	$(22)
PNC Financial Services Group Inc. (The)	4,928	149	(629)	4,448	294,991	5,047	614

					$506,495	$5,047	$592

NYSE Composite
BlackRock Inc.	507	171	(119)	559	$107,093	$2,024	$(487)
PennyMac Mortgage Investment Trust	—	136	(18)	118	2,394	133	4
PNC Financial Services Group Inc. (The)	2,653	128	(563)	2,218	147,098	2,647	(3,426)

					$256,585	$4,804	$(3,908)

S&P Aggressive
iShares Barclays Aggregate Bond Fund	39,866	72,453	(14,797)	97,522	$10,784,958	$147,320	$107,481
iShares Barclays Short Treasury Bond Fund	—	16,947	(1,884)	15,063	1,659,792	2	(35)
iShares Barclays TIPS Bond Fund	31,482	9,619	(26,874)	14,227	1,698,988	48,996	347,468
iShares iBoxx $ High Yield Corporate Bond Fund	18,418	6,264	(6,260)	18,422	1,680,087	92,818	537
iShares MSCI EAFE Index Fund	220,699	119,442	(50,624)	289,517	15,561,539	133,676	392,759
iShares MSCI Emerging Markets Index Fund	53,902	18,676	(13,013)	59,565	2,513,643	19,900	(4,870)
iShares S&P 500 Index Fund	242,193	83,710	(61,590)	264,313	37,077,828	535,568	1,986,928
iShares S&P MidCap 400 Index Fund	201,226	63,611	(140,247)	124,590	12,316,967	171,537	1,867,023
iShares S&P SmallCap 600 Index Fund	98,778	30,260	(83,294)	45,744	3,443,151	55,318	1,361,295

					$86,736,953	$1,205,135	$6,058,586

S&P Conservative
iShares Barclays Aggregate Bond Fund	145,068	161,708	(52,599)	254,177	$28,109,434	$462,387	$329,685
iShares Barclays Short Treasury Bond Fund	172,268	157,139	(109,599)	219,808	24,220,644	5,551	(2,466)
iShares Barclays TIPS Bond Fund	97,369	87,364	(79,109)	105,624	12,613,618	180,391	967,223
iShares iBoxx $ High Yield Corporate Bond Fund	33,511	31,284	(13,097)	51,698	4,714,858	211,604	32,572
iShares MSCI EAFE Index Fund	26,497	140,321	(20,683)	146,135	7,854,756	21,923	72,728
iShares MSCI Emerging Markets Index Fund	13,073	32,977	(6,585)	39,465	1,665,423	6,598	29,960
iShares S&P 500 Index Fund	63,372	58,043	(37,567)	83,848	11,762,197	166,535	603,437
iShares S&P MidCap 400 Index Fund	19,965	17,790	(17,776)	19,979	1,975,124	21,976	245,863
iShares S&P SmallCap 600 Index Fund	8,987	21,036	(4,353)	25,670	1,932,181	10,559	86,583

					$94,848,235	$1,087,524	$2,365,585

S&P Growth
iShares Barclays Aggregate Bond Fund	182,142	82,891	(34,933)	230,100	$25,446,759	$475,295	$321,277
iShares Barclays Short Treasury Bond Fund	98,768	42,952	(26,920)	114,800	12,649,812	2,787	(696)
iShares Barclays TIPS Bond Fund	91,626	38,351	(43,244)	86,733	10,357,655	153,982	606,203
iShares iBoxx $ High Yield Corporate Bond Fund	35,736	15,589	(9,204)	42,121	3,841,435	187,486	8,962
iShares MSCI EAFE Index Fund	220,576	95,463	(65,687)	250,352	13,456,420	138,843	(56,417)
iShares MSCI Emerging Markets Index Fund	46,482	56,064	(11,755)	90,791	3,831,380	17,835	106,445
iShares S&P 500 Index Fund	239,710	132,216	(47,850)	324,076	45,461,382	563,465	2,002,066
iShares S&P MidCap 400 Index Fund	126,235	52,979	(57,697)	121,517	12,013,171	118,723	1,411,503
iShares S&P SmallCap 600 Index Fund	79,858	31,648	(59,213)	52,293	3,936,094	48,118	1,133,724

					$130,994,108	$1,706,534	$5,533,067

S&P Moderate
iShares Barclays Aggregate Bond Fund	202,746	158,527	(22,660)	338,613	$37,447,212	$609,569	$186,094
iShares Barclays Short Treasury Bond Fund	214,412	135,031	(97,723)	251,720	27,737,027	6,594	(4,696)
iShares Barclays TIPS Bond Fund	110,504	70,112	(42,987)	137,629	16,435,655	205,022	601,111
iShares iBoxx $ High Yield Corporate Bond Fund	43,098	28,071	(6,356)	64,813	5,910,945	256,169	9,224
iShares MSCI EAFE Index Fund	173,544	127,183	(19,045)	281,682	15,140,408	126,811	79,407
iShares MSCI Emerging Markets Index Fund	42,045	64,841	(6,026)	100,860	4,256,292	18,726	31,445
iShares S&P 500 Index Fund	134,591	129,491	(24,871)	239,211	33,556,519	367,127	965,626
iShares S&P MidCap 400 Index Fund	42,808	27,772	(7,963)	62,617	6,190,316	48,393	119,935
iShares S&P SmallCap 600 Index Fund	28,893	18,612	(7,273)	40,232	3,028,263	23,328	99,396

					$149,702,637	$1,661,739	$2,087,542

S&P Target Date Retirement Income
iShares Barclays Aggregate Bond Fund	35,411	8,806	(15,260)	28,957	$3,202,355	$75,124	$39,723
iShares Barclays Short Treasury Bond Fund	13,313	3,245	(5,361)	11,197	1,233,798	351	50
iShares Barclays TIPS Bond Fund	7,810	1,864	(3,504)	6,170	736,821	12,387	22,762
iShares iBoxx $ High Yield Corporate Bond Fund	2,230	626	(945)	1,911	174,283	10,221	(598)
iShares MSCI EAFE Index Fund	13,973	7,524	(7,989)	13,508	726,055	9,822	(38,785)
iShares S&P 500 Index Fund	12,257	4,444	(6,562)	10,139	1,422,299	25,387	(3,893)
iShares S&P MidCap 400 Index Fund	2,048	898	(1,177)	1,769	174,883	1,998	2,749
iShares S&P SmallCap 600 Index Fund	1,725	783	(1,029)	1,479	111,324	1,176	877

					$7,781,818	$136,466	$22,885

S&P Target Date 2010
iShares Barclays Aggregate Bond Fund	36,524	22,620	(43,922)	15,222	$1,683,401	$52,078	$77,388
iShares Barclays Short Treasury Bond Fund	12,083	7,484	(14,388)	5,179	570,674	246	(170)
iShares Barclays TIPS Bond Fund	7,043	4,314	(8,521)	2,836	338,675	8,464	29,520
iShares iBoxx $ High Yield Corporate Bond Fund	3,097	1,943	(3,688)	1,352	123,303	9,622	(16)
iShares MSCI EAFE Index Fund	23,210	19,225	(31,000)	11,435	614,631	9,072	(47,842)
iShares MSCI Emerging Markets Index Fund	3,802	3,321	(5,253)	1,870	78,914	924	(5,618)
iShares S&P 500 Index Fund	19,956	13,855	(25,398)	8,413	1,180,176	28,374	26,225
iShares S&P MidCap 400 Index Fund	3,827	2,919	(5,062)	1,684	166,480	2,581	(11,311)
iShares S&P SmallCap 600 Index Fund	3,191	2,483	(4,279)	1,395	105,002	1,474	1,380

					$4,861,256	$112,834	$69,556

S&P Target Date 2015
iShares Barclays Aggregate Bond Fund	40,713	26,005	(36,071)	30,647	$3,389,252	$69,307	$84,401
iShares Barclays Short Treasury Bond Fund	11,509	7,382	(9,990)	8,901	980,801	253	(17)
iShares Barclays TIPS Bond Fund	6,609	4,135	(5,935)	4,809	574,291	8,731	31,410
iShares Cohen & Steers Realty Majors Index Fund	2,009	1,437	(1,883)	1,563	123,071	2,677	5,761

iShares iBoxx $ High Yield Corporate Bond Fund	4,461	2,731	(3,680)	3,512	320,294	16,488	(63)
iShares MSCI EAFE Index Fund	38,305	31,509	(35,983)	33,831	1,818,417	17,080	(31,396)
iShares MSCI Emerging Markets Index Fund	6,873	6,035	(6,837)	6,071	256,196	1,905	9,054
iShares S&P 500 Index Fund	32,501	21,298	(29,169)	24,630	3,455,096	50,377	123,945
iShares S&P MidCap 400 Index Fund	6,671	4,894	(6,289)	5,276	521,585	4,855	24,261
iShares S&P SmallCap 600 Index Fund	5,572	4,181	(5,384)	4,369	328,855	2,839	17,748

					$11,767,858	$174,512	$265,104

S&P Target Date 2020
iShares Barclays Aggregate Bond Fund	45,794	25,982	(24,049)	47,727	$5,278,129	$96,657	$79,354
iShares Barclays Short Treasury Bond Fund	10,645	6,052	(5,293)	11,404	1,256,607	269	21
iShares Barclays TIPS Bond Fund	5,908	3,243	(3,200)	5,951	710,668	9,270	20,820
iShares Cohen & Steers Realty Majors Index Fund	2,920	1,519	(1,294)	3,145	247,637	5,214	13,290
iShares iBoxx $ High Yield Corporate Bond Fund	6,314	3,195	(2,621)	6,888	628,186	28,769	794
iShares MSCI EAFE Index Fund	61,232	38,415	(24,511)	75,136	4,038,560	36,848	22,180
iShares MSCI Emerging Markets Index Fund	11,544	7,686	(5,073)	14,157	597,425	4,319	5,948
iShares S&P 500 Index Fund	51,407	23,013	(20,364)	54,056	7,582,976	106,116	162,612
iShares S&P MidCap 400 Index Fund	10,990	5,319	(4,248)	12,061	1,192,350	10,603	35,061
iShares S&P SmallCap 600 Index Fund	9,238	4,627	(3,804)	10,061	757,292	6,298	13,842

					$22,289,830	$304,363	$353,922

S&P Target Date 2025
iShares Barclays Aggregate Bond Fund	34,577	54,389	(56,719)	32,247	$3,566,196	$104,670	$126,329
iShares Barclays Short Treasury Bond Fund	6,303	10,026	(10,245)	6,084	670,396	196	(197)
iShares Barclays TIPS Bond Fund	3,223	4,961	(5,284)	2,900	346,318	6,697	31,788
iShares Cohen & Steers Realty Majors Index Fund	2,894	4,589	(4,707)	2,776	218,582	7,222	27,504
iShares iBoxx $ High Yield Corporate Bond Fund	5,891	8,772	(8,858)	5,805	529,416	37,824	7,249
iShares MSCI EAFE Index Fund	64,532	112,261	(102,854)	73,939	3,974,221	60,444	38,925
iShares MSCI Emerging Markets Index Fund	12,528	22,919	(21,239)	14,208	599,578	7,296	25,490
iShares S&P 500 Index Fund	53,662	76,816	(78,585)	51,893	7,279,550	153,019	670,013
iShares S&P MidCap 400 Index Fund	11,787	18,785	(18,657)	11,915	1,177,917	15,560	130,021
iShares S&P SmallCap 600 Index Fund	10,001	16,329	(16,186)	10,144	763,539	9,539	68,897

					$19,125,713	$402,467	$1,126,019

S&P Target Date 2030
iShares Barclays Aggregate Bond Fund	20,197	9,128	(10,180)	19,145	$2,117,245	$43,890	$24,781
iShares Barclays Short Treasury Bond Fund	2,768	1,242	(1,312)	2,698	297,293	71	(5)

iShares Cohen & Steers Realty Majors Index Fund	2,268	779	(826)	2,221	174,882	4,122	3,897
iShares iBoxx $ High Yield Corporate Bond Fund	4,194	1,490	(1,519)	4,165	379,848	19,960	(2,509)
iShares MSCI EAFE Index Fund	52,478	23,405	(17,075)	58,808	3,160,930	33,275	21,133
iShares MSCI Emerging Markets Index Fund	10,369	5,122	(3,889)	11,602	489,604	4,088	10,004
iShares S&P 500 Index Fund	43,234	11,866	(13,642)	41,458	5,815,728	91,050	81,850
iShares S&P MidCap 400 Index Fund	9,682	3,266	(3,256)	9,692	958,151	9,544	25,674
iShares S&P SmallCap 600 Index Fund	8,312	2,988	(3,035)	8,265	622,107	5,778	26,425

					$14,015,788	$211,778	$191,250

S&P Target Date 2035
iShares Barclays Aggregate Bond Fund	7,668	5,965	(2,770)	10,863	$1,201,339	$20,264	$(742)
iShares Barclays Short Treasury Bond Fund	826	644	(266)	1,204	132,669	25	(15)
iShares Cohen & Steers Realty Majors Index Fund	1,190	714	(162)	1,742	137,165	2,586	(119)
iShares iBoxx $ High Yield Corporate Bond Fund	1,918	1,241	(312)	2,847	259,646	10,919	(1,627)
iShares MSCI EAFE Index Fund	28,042	20,757	(1,832)	46,967	2,524,476	21,986	(17,161)
iShares MSCI Emerging Markets Index Fund	5,596	4,432	(669)	9,359	394,950	2,728	(3,920)
iShares S&P 500 Index Fund	22,884	11,526	(1,614)	32,796	4,600,623	57,515	(9,675)
iShares S&P MidCap 400 Index Fund	5,200	2,986	(407)	7,779	769,032	6,107	(3,244)
iShares S&P SmallCap 600 Index Fund	4,527	2,743	(542)	6,728	506,417	3,765	(3,053)

					$10,526,317	$125,895	$(39,556)

S&P Target Date 2040
iShares Barclays Aggregate Bond Fund	12,660	5,713	(3,756)	14,617	$1,616,494	$28,014	$5,145
iShares Barclays Short Treasury Bond Fund	1,524	690	(405)	1,809	199,334	38	(19)
iShares Cohen & Steers Realty Majors Index Fund	2,829	861	(314)	3,376	265,826	5,082	(500)
iShares iBoxx $ High Yield Corporate Bond Fund	3,763	1,298	(514)	4,547	414,686	18,146	(2,710)
iShares MSCI EAFE Index Fund	66,865	27,124	(3,160)	90,829	4,882,059	41,627	(29,491)
iShares MSCI Emerging Markets Index Fund	13,402	6,061	(1,267)	18,196	767,871	5,187	(7,474)
iShares S&P 500 Index Fund	54,013	11,970	(3,091)	62,892	8,822,490	111,684	(21,557)
iShares S&P MidCap 400 Index Fund	12,412	3,428	(756)	15,084	1,491,204	11,951	(6,945)
iShares S&P SmallCap 600 Index Fund	10,986	3,300	(1,040)	13,246	997,027	7,536	(5,845)

					$19,456,991	$229,265	$(69,396)

S&P Target Date 2045
iShares Barclays Aggregate Bond Fund	—	3,079	(976)	2,103	$232,570	$3,928	$183
iShares Barclays Short Treasury Bond Fund	—	747	(227)	520	57,299	10	(4)
iShares Cohen & Steers Realty Majors Index Fund	—	1,066	(325)	741	58,346	1,315	713
iShares iBoxx $ High Yield Corporate Bond Fund	—	1,052	(293)	759	69,221	3,009	523

iShares MSCI EAFE Index Fund	—	26,871	(7,025)	19,846	1,066,723	11,058	14,276
iShares MSCI Emerging Markets Index Fund	—	5,583	(1,613)	3,970	167,534	1,378	879
iShares S&P 500 Index Fund	—	18,996	(5,430)	13,566	1,903,038	28,425	29,691
iShares S&P MidCap 400 Index Fund	—	4,611	(1,327)	3,284	324,656	3,080	4,553
iShares S&P SmallCap 600 Index Fund	—	4,244	(1,301)	2,943	221,520	1,968	4,736

					$4,100,907	$54,171	$55,550

S&P Target Date 2050
iShares Barclays Aggregate Bond Fund	—	2,365	(1,046)	1,319	$145,868	$2,591	$584
iShares Barclays Short Treasury Bond Fund	—	1,572	(682)	890	98,069	18	(17)
iShares Cohen & Steers Realty Majors Index Fund	—	1,388	(612)	776	61,102	1,535	2,902
iShares iBoxx $ High Yield Corporate Bond Fund	—	884	(370)	514	46,877	2,210	1,116
iShares MSCI EAFE Index Fund	—	34,171	(13,826)	20,345	1,093,544	15,082	36,393
iShares MSCI Emerging Markets Index Fund	—	7,037	(2,985)	4,052	170,994	1,871	8,600
iShares S&P 500 Index Fund	—	23,914	(10,181)	13,733	1,926,466	32,350	97,267
iShares S&P MidCap 400 Index Fund	—	5,846	(2,497)	3,349	331,082	3,552	17,618
iShares S&P SmallCap 600 Index Fund	—	5,465	(2,395)	3,070	231,079	2,307	16,680

					$4,105,081	$61,516	$181,143

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of April 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4. FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	June 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	June 20, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	June 20, 2012